Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
China — 97.9%
Aerospace & Defense — 0.2%
Kuang-Chi Technologies Co. Ltd., Class A	149,700	$835,527
Air Freight & Logistics — 1.5%
JD Logistics, Inc.*(a)	860,500	1,440,378
SF Holding Co. Ltd., Class A	399,761	2,721,197
YTO Express Group Co. Ltd., Class A	150,800	271,363
ZTO Express Cayman, Inc.	99,682	1,758,721
Total Air Freight & Logistics		6,191,659
Automobile Components — 0.1%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	33,700	240,623
Fuyao Glass Industry Group Co. Ltd., Class A	32,267	256,806
Minth Group Ltd.	1,200	3,424
Total Automobile Components		500,853
Automobiles — 4.6%
BYD Co. Ltd., Class A	96,900	4,489,935
BYD Co. Ltd., Class H	550,000	8,582,802
Geely Automobile Holdings Ltd.	537,900	1,093,616
Great Wall Motor Co. Ltd., Class H*	141,400	217,594
Great Wall Motor Co. Ltd., Class A*	100	300
Li Auto, Inc., Class A*	167,500	2,283,121
NIO, Inc., Class A*	275,150	960,396
XPeng, Inc., Class A*	180,100	1,619,753
Yadea Group Holdings Ltd.(a)	4,200	6,720
Total Automobiles		19,254,237
Banks — 1.6%
China Minsheng Banking Corp. Ltd., Class H	3,275,400	1,856,756
China Minsheng Banking Corp. Ltd., Class A	3,937,736	2,611,176
Ping An Bank Co. Ltd., Class A	1,327,200	2,236,349
Total Banks		6,704,281
Beverages — 0.9%
Budweiser Brewing Co. APAC Ltd.(a)	1,090,700	1,079,585
Nongfu Spring Co. Ltd., Class H(a)	547,500	2,796,783
Total Beverages		3,876,368
Biotechnology — 4.9%
3SBio, Inc.*(a)	1,229,000	3,702,656
Akeso, Inc.*(a)	228,600	2,677,678
Ascentage Pharma Group International*(a)	259,600	2,529,860
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	32,400	275,912
BeOne Medicines Ltd.*	191,900	3,613,098
Chongqing Zhifei Biological Products Co. Ltd., Class A	142,750	390,397
Imeik Technology Development Co. Ltd., Class A	22,012	537,182
Innovent Biologics, Inc.*(a)	403,200	4,026,864
Shanghai RAAS Blood Products Co. Ltd., Class A	582,200	558,374
Walvax Biotechnology Co. Ltd., Class A	152,300	233,877
Zai Lab Ltd.*	595,400	2,082,004
Total Biotechnology		20,627,902
Broadline Retail — 13.4%
Alibaba Group Holding Ltd.	2,623,500	36,695,580
JD.com, Inc., Class A	422,902	6,890,339
MINISO Group Holding Ltd.	600	2,721
PDD Holdings, Inc., ADR*	118,381	12,389,755
Vipshop Holdings Ltd., ADR	33,072	497,734
Total Broadline Retail		56,476,129
Building Products — 0.3%
Beijing New Building Materials PLC, Class A	101,800	376,324
Xinyi Glass Holdings Ltd.	1,067,000	1,024,864
Total Building Products		1,401,188
Capital Markets — 1.4%
East Money Information Co. Ltd., Class A	1,875,943	6,057,469
Chemicals — 1.6%
Dongyue Group Ltd.	1,207,900	1,612,585
Ganfeng Lithium Group Co. Ltd., Class A	122,500	577,515
Ganfeng Lithium Group Co. Ltd., Class H(a)	347,940	1,010,577
Hengli Petrochemical Co. Ltd., Class A	194,700	387,598
LB Group Co. Ltd., Class A	165,900	375,427
Ningxia Baofeng Energy Group Co. Ltd., Class A	266,000	599,351
Rongsheng Petrochemical Co. Ltd., Class A	327,400	378,447
Satellite Chemical Co. Ltd., Class A	208,300	503,946
Tianqi Lithium Corp., Class A*	120,588	539,377
Zhejiang Longsheng Group Co. Ltd., Class A	230,900	327,502
Zhejiang NHU Co. Ltd., Class A	174,260	517,441
Total Chemicals		6,829,766
Commercial Services & Supplies — 0.2%
Tuhu Car, Inc.*(a)	418,300	1,031,629
Communications Equipment — 1.3%
BYD Electronic International Co. Ltd.	349,000	1,413,783
Hengtong Optic-electric Co. Ltd., Class A	196,969	420,712
Suzhou TFC Optical Communication Co. Ltd., Class A	47,280	526,980
Zhongji Innolight Co. Ltd., Class A	156,000	3,176,558
Total Communications Equipment		5,538,033
Construction & Engineering — 0.3%
China Conch Venture Holdings Ltd.	1,109,163	1,280,130
Construction Materials — 0.1%
China Jushi Co. Ltd., Class A	214,100	340,736
Consumer Staples Distribution & Retail — 0.7%
East Buy Holding Ltd.*(a)(b)	399,500	603,576
JD Health International, Inc.*(a)	407,600	2,232,713
Total Consumer Staples Distribution & Retail		2,836,289
Electrical Equipment — 5.2%
Contemporary Amperex Technology Co. Ltd., Class A	409,606	14,422,541
Eve Energy Co. Ltd., Class A	147,700	944,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2025

Investments	Shares	Value
GEM Co. Ltd., Class A	517,100	$458,399
Jiangsu Zhongtian Technology Co. Ltd., Class A	316,900	639,715
Ningbo Sanxing Medical Electric Co. Ltd., Class A	71,600	224,101
Sieyuan Electric Co. Ltd., Class A*	67,500	687,048
Sungrow Power Supply Co. Ltd., Class A	242,560	2,294,841
Sunwoda Electronic Co. Ltd., Class A	151,200	423,427
TBEA Co. Ltd., Class A	584,500	973,466
Zhejiang Huayou Cobalt Co. Ltd., Class A	155,550	803,901
Total Electrical Equipment		21,872,015
Electronic Equipment, Instruments & Components — 4.5%
AAC Technologies Holdings, Inc.	336,200	1,743,101
Chaozhou Three-Circle Group Co. Ltd., Class A	148,300	691,486
Eoptolink Technology, Inc. Ltd., Class A	135,240	2,398,133
Foxconn Industrial Internet Co. Ltd., Class A	733,900	2,190,486
GoerTek, Inc., Class A	320,400	1,043,078
Kingboard Holdings Ltd.	436,800	1,396,647
Lens Technology Co. Ltd., Class A	251,000	781,402
Luxshare Precision Industry Co. Ltd., Class A	738,276	3,575,354
Maxscend Microelectronics Co. Ltd., Class A	38,000	378,613
Sunny Optical Technology Group Co. Ltd.	247,500	2,186,513
SUPCON Technology Co. Ltd., Class A	62,692	393,053
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	128,300	676,503
Wingtech Technology Co. Ltd., Class A	84,900	397,409
WUS Printed Circuit Kunshan Co. Ltd., Class A	173,300	1,030,149
Total Electronic Equipment, Instruments & Components		18,881,927
Entertainment — 4.0%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	122,900	296,649
China Ruyi Holdings Ltd.*	6,072,000	1,956,963
iQIYI, Inc., ADR*	428,118	757,769
NetEase Cloud Music, Inc.*(a)	70,900	2,176,675
NetEase, Inc.	343,615	9,236,021
Tencent Music Entertainment Group, Class A	275,400	2,661,031
Total Entertainment		17,085,108
Food Products — 4.0%
China Feihe Ltd.(a)	1,825,100	1,327,557
Foshan Haitian Flavouring & Food Co. Ltd., Class A	230,647	1,252,867
Guangdong Haid Group Co. Ltd., Class A	85,103	696,088
Henan Shuanghui Investment & Development Co. Ltd., Class A	105,800	360,537
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	904,700	3,521,221
Muyuan Foods Co. Ltd., Class A	384,874	2,257,185
Tingyi Cayman Islands Holding Corp.	981,000	1,437,134
Uni-President China Holdings Ltd.	1,182,000	1,430,446
Want Want China Holdings Ltd.	2,250,100	1,570,770
Wens Foodstuff Group Co. Ltd., Class A	816,100	1,945,930
Yihai International Holding Ltd.(b)	558,000	988,051
Total Food Products		16,787,786
Gas Utilities — 0.5%
ENN Energy Holdings Ltd.	261,500	2,088,669
Health Care Equipment & Supplies — 1.4%
APT Medical, Inc., Class A	13,266	550,040
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,650,000	1,284,267
Shanghai United Imaging Healthcare Co. Ltd., Class A	52,432	935,017
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	93,874	2,945,378
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	38,800	307,230
Total Health Care Equipment & Supplies		6,021,932
Health Care Providers & Services — 0.5%
Aier Eye Hospital Group Co. Ltd., Class A	668,280	1,164,311
Huadong Medicine Co. Ltd., Class A	67,140	378,293
Hygeia Healthcare Holdings Co. Ltd., Class C*(a)	359,900	699,627
Total Health Care Providers & Services		2,242,231
Hotels, Restaurants & Leisure — 4.8%
H World Group Ltd.	171,670	580,616
Haidilao International Holding Ltd.(a)	64,000	121,478
Meituan, Class B*(a)	777,000	12,402,306
Tongcheng Travel Holdings Ltd.	26,800	66,846
Trip.com Group Ltd.	81,027	4,706,791
Yum China Holdings, Inc.	50,750	2,271,790
Total Hotels, Restaurants & Leisure		20,149,827
Household Durables — 2.8%
Gree Electric Appliances, Inc. of Zhuhai, Class A	475,800	2,983,734
Haier Smart Home Co. Ltd., Class A	298,000	1,030,893
Haier Smart Home Co. Ltd., Class H	263,100	752,433
Hisense Home Appliances Group Co. Ltd., Class H	1,000	2,726
Midea Group Co. Ltd., Class A	679,900	6,852,960
Total Household Durables		11,622,746
Industrial Conglomerates — 0.2%
Fosun International Ltd.	1,603,700	954,048
Insurance — 4.8%
Ping An Insurance Group Co. of China Ltd., Class H	1,094,900	6,952,964
Ping An Insurance Group Co. of China Ltd., Class A	1,546,894	11,980,997
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	517,200	1,203,066
Total Insurance		20,137,027
Interactive Media & Services — 14.6%
Baidu, Inc., Class A*	446,750	4,749,209
Bilibili, Inc., Class Z*	84,665	1,808,703
Kanzhun Ltd., ADR*	114,389	2,040,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2025

Investments	Shares	Value
Kuaishou Technology*(a)	560,300	$4,518,088
Meitu, Inc.*(a)	2,819,000	3,242,748
Tencent Holdings Ltd.	710,000	45,494,267
Total Interactive Media & Services		61,853,715
IT Services — 0.6%
GDS Holdings Ltd., Class A*	527,600	1,982,701
Isoftstone Information Technology Group Co. Ltd., Class A	69,100	527,090
Total IT Services		2,509,791
Life Sciences Tools & Services — 2.4%
Genscript Biotech Corp.*	758,400	1,429,850
Hangzhou Tigermed Consulting Co. Ltd., Class A	64,867	482,847
Pharmaron Beijing Co. Ltd., Class A*	112,025	383,783
WuXi AppTec Co. Ltd., Class A	361,647	3,511,381
WuXi AppTec Co. Ltd., Class H(a)	166,695	1,670,135
Wuxi Biologics Cayman, Inc.*(a)	802,900	2,623,489
Total Life Sciences Tools & Services		10,101,485
Machinery — 1.8%
Haitian International Holdings Ltd.	427,400	1,110,696
Jiangsu Hengli Hydraulic Co. Ltd., Class A	41,600	418,140
Sany Heavy Industry Co. Ltd., Class A	955,248	2,393,738
Shenzhen Inovance Technology Co. Ltd., Class A	261,002	2,352,722
Yutong Bus Co. Ltd., Class A	159,400	553,204
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	260,300	958,616
Total Machinery		7,787,116
Marine Transportation — 0.5%
SITC International Holdings Co. Ltd.	645,000	2,066,465
Media — 0.6%
China Literature Ltd.*(a)	287,200	1,092,092
Focus Media Information Technology Co. Ltd., Class A	1,456,524	1,484,350
Total Media		2,576,442
Metals & Mining — 0.8%
Chifeng Jilong Gold Mining Co. Ltd., Class A	156,600	543,924
China Hongqiao Group Ltd.	975,100	2,233,414
Shanjin International Gold Co. Ltd., Class A	167,900	443,942
Total Metals & Mining		3,221,280
Oil, Gas & Consumable Fuels — 0.1%
Guanghui Energy Co. Ltd., Class A*	441,600	371,126
Passenger Airlines — 0.2%
Hainan Airlines Holding Co. Ltd., Class A*	2,635,400	493,000
Spring Airlines Co. Ltd., Class A	49,700	386,116
Total Passenger Airlines		879,116
Personal Care Products — 0.7%
Giant Biogene Holding Co. Ltd.(a)	223,000	1,639,121
Hengan International Group Co. Ltd.	402,900	1,157,375
Total Personal Care Products		2,796,496
Pharmaceuticals — 2.5%
China Medical System Holdings Ltd.	1,012,000	1,547,006
Hansoh Pharmaceutical Group Co. Ltd.(a)	586,100	2,221,207
HUTCHMED China Ltd.*	331,000	993,000
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	640,868	4,643,355
Kangmei Pharmaceutical Co. Ltd., Class A*	199,602	52,665
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	131,604	460,963
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	127,600	639,857
Total Pharmaceuticals		10,558,053
Real Estate Management & Development — 1.3%
Country Garden Services Holdings Co. Ltd.	1,314,300	1,098,320
KE Holdings, Inc., Class A	463,300	2,797,506
Longfor Group Holdings Ltd.(a)	802,200	946,289
Sunac China Holdings Ltd.*	3,716,000	676,927
Total Real Estate Management & Development		5,519,042
Semiconductors & Semiconductor Equipment — 3.2%
GCL Technology Holdings Ltd.*(b)	8,591,000	1,094,395
GigaDevice Semiconductor, Inc., Class A*	81,426	1,438,310
Hangzhou Silan Microelectronics Co. Ltd., Class A	99,900	346,149
JCET Group Co. Ltd., Class A	164,807	775,127
Jinko Solar Co. Ltd., Class A*	332,043	240,579
JinkoSolar Holding Co. Ltd., ADR	37,216	789,723
LONGi Green Energy Technology Co. Ltd., Class A	865,668	1,815,170
Montage Technology Co. Ltd., Class A	159,128	1,821,614
OmniVision Integrated Circuits Group, Inc., Class A	113,966	2,030,917
Sanan Optoelectronics Co. Ltd., Class A*	385,000	667,541
SG Micro Corp., Class A	48,159	489,239
Tongwei Co. Ltd., Class A*	337,758	789,799
Trina Solar Co. Ltd., Class A*	124,068	251,664
Xinyi Solar Holdings Ltd.	2,740,765	869,364
Total Semiconductors & Semiconductor Equipment		13,419,591
Software — 1.1%
360 Security Technology, Inc., Class A	264,100	376,066
Beijing Kingsoft Office Software, Inc., Class A*	33,589	1,313,193
Hundsun Technologies, Inc., Class A	161,610	756,706
Kingdee International Software Group Co. Ltd.*	1,102,700	2,168,878
Total Software		4,614,843
Specialty Retail — 0.3%
Chow Tai Fook Jewellery Group Ltd.	600	1,026
Pop Mart International Group Ltd.(a)	41,900	1,422,999
Topsports International Holdings Ltd.(a)	4,200	1,637
Zhongsheng Group Holdings Ltd.	2,100	3,237
Total Specialty Retail		1,428,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2025

Investments	Shares	Value
Technology Hardware, Storage & Peripherals — 0.3%
Ninestar Corp., Class A*	85,300	$273,173
Shenzhen Transsion Holdings Co. Ltd., Class A	76,081	846,507
Total Technology Hardware, Storage & Peripherals		1,119,680
Textiles, Apparel & Luxury Goods — 0.7%
ANTA Sports Products Ltd.	154,700	1,862,312
Bosideng International Holdings Ltd.	2,000	1,182
Li Ning Co. Ltd.	209,500	451,559
Shenzhou International Group Holdings Ltd.	106,100	754,189
Total Textiles, Apparel & Luxury Goods		3,069,242
Tobacco — 0.4%
Smoore International Holdings Ltd.(a)	805,000	1,870,471
Total China		413,388,365
Hong Kong — 1.3%
Air Freight & Logistics — 0.4%
J&T Global Express Ltd.*	2,191,000	1,892,354
Construction & Engineering — 0.3%
Central New Energy Holding Group Ltd., Class G*	1,153,000	1,175,032
Pharmaceuticals — 0.6%
Sino Biopharmaceutical Ltd.	3,595,150	2,408,979
Total Hong Kong		5,476,365
United States — 0.3%
Biotechnology — 0.3%
Legend Biotech Corp., ADR*	36,510	1,295,740
TOTAL COMMON STOCKS (COST: $392,861,683)		420,160,470
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^
(Cost: $0)	88,957	0
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $149,978)	149,978	149,978
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $822,016)	822,016	822,016
TOTAL INVESTMENTS IN SECURITIES — 99.7% (Cost: $393,833,677)		421,132,464
Other Assets less Liabilities — 0.3%		1,110,895
NET ASSETS — 100.0%		$422,243,359

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,665,124 and the total market value of the collateral held by the Fund was $2,802,085. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,980,069.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$420,160,470	$–	$–		$420,160,470
Rights	–	–	0	*	0
Mutual Fund	–	149,978	–		149,978
Investment of Cash Collateral for Securities Loaned	–	822,016	–		822,016
Total Investments in Securities	$420,160,470	$971,994	$0		$421,132,464

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 100.4%
Argentina — 0.1%
Grupo Financiero Galicia SA, ADR*	29,675	$1,495,323
Brazil — 5.1%
Allos SA	247,216	1,029,114
Ambev SA	1,626,103	3,968,539
B3 SA - Brasil Bolsa Balcao	2,221,359	5,934,097
Banco Bradesco SA	466,749	1,240,878
Banco Santander Brasil SA	189,675	1,031,808
Brava Energia*	132,131	421,243
BRF SA	235,176	867,822
Cia Siderurgica Nacional SA	251,690	343,097
Cosan SA*	503,499	632,850
Embraer SA	288,744	4,074,164
Energisa SA	101,770	901,001
Eneva SA*	630,411	1,576,648
Engie Brasil Energia SA	80,481	669,612
Equatorial Energia SA	397,904	2,621,660
GPS Participacoes & Empreendimentos SA(a)	242,879	703,559
Hapvida Participacoes & Investimentos SA*(a)	110,723	747,575
Hypera SA	172,731	860,514
Itau Unibanco Holding SA	261,767	1,582,252
Itausa SA	460,385	921,976
Klabin SA	395,926	1,338,409
Localiza Rent a Car SA	356,144	2,644,073
Lojas Renner SA	370,082	1,334,447
MercadoLibre, Inc.*	12,192	31,865,377
Motiva Infraestrutura de Mobilidade SA	393,609	994,507
Multiplan Empreendimentos Imobiliarios SA	110,330	550,048
Natura & Co. Holding SA*	278,068	562,978
PRIO SA*	352,786	2,740,663
Raia Drogasil SA	466,927	1,293,538
Rede D'Or Sao Luiz SA(a)	411,376	2,669,721
Rumo SA	516,247	1,752,715
Santos Brasil Participacoes SA	280,880	711,740
Sendas Distribuidora SA	521,226	1,075,333
Suzano SA	276,201	2,591,543
Telefonica Brasil SA	283,200	1,602,838
TIM SA	355,458	1,436,069
TOTVS SA	207,060	1,601,364
Transmissora Alianca de Energia Eletrica SA	52,053	333,137
Ultrapar Participacoes SA	355,404	1,142,169
Vibra Energia SA	497,873	1,975,857
WEG SA	575,088	4,507,684
Total Brazil		94,852,619
Chile — 0.4%
Banco de Chile	14,978,842	2,261,048
Banco Santander Chile	23,103,215	1,448,182
Cencosud SA	626,351	2,127,148
Empresas CMPC SA	379,364	578,744
Empresas Copec SA	119,121	809,603
Latam Airlines Group SA	49,159,335	993,272
Total Chile		8,217,997
China — 21.2%
360 Security Technology, Inc., Class A	354,600	504,934
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	231,000	557,575
AAC Technologies Holdings, Inc.	141,000	731,045
Aier Eye Hospital Group Co. Ltd., Class A	575,785	1,003,162
Airtac International Group	37,000	1,103,211
Akeso, Inc.*(a)	144,000	1,686,726
Alibaba Group Holding Ltd.	3,010,232	42,104,901
ANTA Sports Products Ltd.	205,300	2,471,446
APT Medical, Inc., Class A	15,448	640,521
Baidu, Inc., Class A*	426,500	4,533,939
Beijing Kingsoft Office Software, Inc., Class A*	30,408	1,188,829
Beijing New Building Materials PLC, Class A	134,300	496,466
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	39,600	337,226
BeOne Medicines Ltd.*	152,500	2,871,274
Bilibili, Inc., Class Z*	53,374	1,140,232
Bosideng International Holdings Ltd.	2,778,000	1,642,028
BYD Co. Ltd., Class H	612,000	9,550,318
BYD Co. Ltd., Class A	108,910	5,046,428
BYD Electronic International Co. Ltd.	131,000	530,675
Chaozhou Three-Circle Group Co. Ltd., Class A	192,300	896,647
Chifeng Jilong Gold Mining Co. Ltd., Class A	227,200	789,141
China Conch Venture Holdings Ltd.	400	462
China Feihe Ltd.(a)	807,000	587,003
China Hongqiao Group Ltd.(b)	404,000	925,340
China Jushi Co. Ltd., Class A	367,300	584,550
China Medical System Holdings Ltd.	261,000	398,981
China Minsheng Banking Corp. Ltd., Class A	3,883,979	2,575,529
China Ruyi Holdings Ltd.*(b)	3,668,000	1,182,171
Chongqing Zhifei Biological Products Co. Ltd., Class A	115,350	315,463
Chow Tai Fook Jewellery Group Ltd.	713,800	1,220,280
Contemporary Amperex Technology Co. Ltd., Class A	309,550	10,899,493
Country Garden Services Holdings Co. Ltd.	1,114,000	930,935
East Money Information Co. Ltd., Class A	1,483,253	4,789,463
ENN Energy Holdings Ltd.	123,300	984,829
Eoptolink Technology, Inc. Ltd., Class A	112,700	1,998,444
Eve Energy Co. Ltd., Class A	143,700	918,995
Focus Media Information Technology Co. Ltd., Class A	1,423,100	1,450,288
Foshan Haitian Flavouring & Food Co. Ltd., Class A	201,266	1,093,270
Foxconn Industrial Internet Co. Ltd., Class A	571,600	1,706,066
Fuyao Glass Industry Group Co. Ltd., Class A	141,082	1,122,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
Fuyao Glass Industry Group Co. Ltd., Class H(a)	168,000	$1,199,541
Ganfeng Lithium Group Co. Ltd., Class A	153,620	724,227
GCL Technology Holdings Ltd.*(b)	2,813,000	358,344
GDS Holdings Ltd., Class A*	176,600	663,656
Geely Automobile Holdings Ltd.	833,000	1,693,590
GEM Co. Ltd., Class A	675,500	598,818
Genscript Biotech Corp.*	358,000	674,955
Giant Biogene Holding Co. Ltd.(a)	92,600	680,639
GigaDevice Semiconductor, Inc., Class A*	80,700	1,425,486
GoerTek, Inc., Class A	315,900	1,028,429
Great Wall Motor Co. Ltd., Class H*	612,700	942,856
Gree Electric Appliances, Inc. of Zhuhai, Class A	543,300	3,407,026
Guangdong Haid Group Co. Ltd., Class A	110,200	901,366
Guanghui Energy Co. Ltd., Class A*	562,000	472,312
H World Group Ltd.	327,570	1,107,896
Haidilao International Holding Ltd.(a)	288,300	547,219
Haier Smart Home Co. Ltd., Class A	524,500	1,814,441
Haier Smart Home Co. Ltd., Class H	405,200	1,158,820
Hainan Airlines Holding Co. Ltd., Class A*	3,784,800	708,017
Hangzhou Silan Microelectronics Co. Ltd., Class A	140,000	485,094
Hangzhou Tigermed Consulting Co. Ltd., Class A	59,400	442,153
Hansoh Pharmaceutical Group Co. Ltd.(a)	278,000	1,053,567
Henan Shuanghui Investment & Development Co. Ltd., Class A	163,600	557,503
Hengli Petrochemical Co. Ltd., Class A	238,840	475,469
Hengtong Optic-electric Co. Ltd., Class A	244,100	521,381
Huadong Medicine Co. Ltd., Class A	70,200	395,534
Hundsun Technologies, Inc., Class A	184,371	863,280
HUTCHMED China Ltd.*	272,500	817,500
Imeik Technology Development Co. Ltd., Class A	26,100	636,946
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	728,400	2,835,037
Innovent Biologics, Inc.*(a)	260,500	2,601,682
Isoftstone Information Technology Group Co. Ltd., Class A	80,600	614,811
JCET Group Co. Ltd., Class A	189,900	893,145
JD Health International, Inc.*(a)	120,800	661,707
JD Logistics, Inc.*(a)	363,900	609,127
JD.com, Inc., Class A	485,759	7,914,468
Jiangsu Hengli Hydraulic Co. Ltd., Class A	64,400	647,313
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	506,913	3,672,795
Jiangsu Zhongtian Technology Co. Ltd., Class A	348,600	703,707
Jinko Solar Co. Ltd., Class A*	372,536	269,918
Kangmei Pharmaceutical Co. Ltd., Class A*	31,038	8,189
Kanzhun Ltd., ADR*	49,689	886,452
KE Holdings, Inc., Class A	385,000	2,324,713
Kingdee International Software Group Co. Ltd.*(b)	414,000	814,288
Kuaishou Technology*(a)	489,000	3,943,147
Kuang-Chi Technologies Co. Ltd., Class A	181,200	1,011,339
LB Group Co. Ltd., Class A	204,100	461,872
Lens Technology Co. Ltd., Class A	308,900	961,654
Li Auto, Inc., Class A*	222,500	3,032,803
Li Ning Co. Ltd.	262,500	565,796
Longfor Group Holdings Ltd.(a)	247,500	291,955
LONGi Green Energy Technology Co. Ltd., Class A	675,772	1,416,988
Luxshare Precision Industry Co. Ltd., Class A	577,100	2,794,804
Maxscend Microelectronics Co. Ltd., Class A	43,300	431,419
Meituan, Class B*(a)	895,200	14,288,989
Midea Group Co. Ltd., Class A	621,700	6,266,341
MINISO Group Holding Ltd.(b)	141,200	640,347
Montage Technology Co. Ltd., Class A	152,472	1,745,420
Muyuan Foods Co. Ltd., Class A	337,476	1,979,208
NetEase, Inc.	343,630	9,236,424
Ninestar Corp., Class A*	117,100	375,013
Ningbo Sanxing Medical Electric Co. Ltd., Class A	106,100	332,083
Ningxia Baofeng Energy Group Co. Ltd., Class A	340,600	767,439
NIO, Inc., Class A*	377,240	1,316,736
Nongfu Spring Co. Ltd., Class H(a)	326,400	1,667,343
OmniVision Integrated Circuits Group, Inc., Class A	86,540	1,542,175
PDD Holdings, Inc., ADR*	129,384	13,541,329
Pharmaron Beijing Co. Ltd., Class A*	132,466	453,811
Ping An Bank Co. Ltd., Class A	1,123,026	1,892,313
Ping An Insurance Group Co. of China Ltd., Class H	978,500	6,213,787
Ping An Insurance Group Co. of China Ltd., Class A	1,221,308	9,459,270
Pop Mart International Group Ltd.(a)	127,400	4,326,731
Rongsheng Petrochemical Co. Ltd., Class A	311,000	359,490
Sanan Optoelectronics Co. Ltd., Class A*	467,200	810,066
Sany Heavy Industry Co. Ltd., Class A	817,436	2,048,397
Satellite Chemical Co. Ltd., Class A	287,390	695,290
SF Holding Co. Ltd., Class A	322,373	2,194,413
SG Micro Corp., Class A	52,910	537,509
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,766,600	1,375,022
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	113,373	397,106
Shanghai RAAS Blood Products Co. Ltd., Class A	850,700	815,885
Shanjin International Gold Co. Ltd., Class A	266,000	703,327
Shenzhen Inovance Technology Co. Ltd., Class A	221,200	1,993,939
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	80,700	2,532,032
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	52,700	417,295
Shenzhen Transsion Holdings Co. Ltd., Class A	74,137	824,877
Shenzhou International Group Holdings Ltd.	150,000	1,066,242

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	151,100	$757,699
Sieyuan Electric Co. Ltd., Class A*	80,700	821,404
Silergy Corp.	82,000	997,912
SITC International Holdings Co. Ltd.	233,000	746,490
Smoore International Holdings Ltd.(a)(b)	329,000	764,454
Spring Airlines Co. Ltd., Class A	80,500	625,399
Sungrow Power Supply Co. Ltd., Class A	192,200	1,818,389
Sunny Optical Technology Group Co. Ltd.	106,200	938,213
Sunwoda Electronic Co. Ltd., Class A	175,800	492,318
SUPCON Technology Co. Ltd., Class A	77,202	484,025
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	156,100	823,087
Suzhou TFC Optical Communication Co. Ltd., Class A	53,760	599,205
TBEA Co. Ltd., Class A	519,753	865,632
Tencent Holdings Ltd.	1,198,300	76,782,790
Tencent Music Entertainment Group, Class A	167,300	1,616,523
Tianqi Lithium Corp., Class A*	100,600	449,973
Tingyi Cayman Islands Holding Corp.	420,000	615,287
Tongcheng Travel Holdings Ltd.	255,200	636,537
Tongwei Co. Ltd., Class A*	319,858	747,942
Trina Solar Co. Ltd., Class A*	138,445	280,827
Trip.com Group Ltd.	103,220	5,995,964
Vipshop Holdings Ltd., ADR	72,301	1,088,130
Walvax Biotechnology Co. Ltd., Class A	220,300	338,301
Want Want China Holdings Ltd.	1,023,000	714,145
Wens Foodstuff Group Co. Ltd., Class A	764,800	1,823,609
Wingtech Technology Co. Ltd., Class A	63,270	296,161
WUS Printed Circuit Kunshan Co. Ltd., Class A	189,800	1,128,230
WuXi AppTec Co. Ltd., Class A	267,273	2,595,065
WuXi AppTec Co. Ltd., Class H(a)(b)	63,800	639,219
Wuxi Biologics Cayman, Inc.*(a)	419,000	1,369,089
Xinyi Glass Holdings Ltd.	415,000	398,611
Xinyi Solar Holdings Ltd.	1,307,753	414,816
XPeng, Inc., Class A*	284,200	2,555,990
Yadea Group Holdings Ltd.(a)	666,000	1,065,600
YTO Express Group Co. Ltd., Class A	183,400	330,026
Yum China Holdings, Inc.	75,094	3,361,533
Yutong Bus Co. Ltd., Class A	185,600	644,132
Zai Lab Ltd.*(b)	335,900	1,174,580
Zhejiang Huayou Cobalt Co. Ltd., Class A	126,570	654,129
Zhejiang Leapmotor Technology Co. Ltd.*(a)	136,200	949,062
Zhejiang NHU Co. Ltd., Class A	243,980	724,465
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	264,400	973,716
Zhongji Innolight Co. Ltd., Class A	130,280	2,652,833
ZTO Express Cayman, Inc.	70,512	1,244,065
Total China		398,047,548
Czech Republic — 0.2%
Komercni Banka AS	42,155	2,031,952
Moneta Money Bank AS(a)	202,197	1,390,406
Total Czech Republic		3,422,358
Hong Kong — 0.1%
J&T Global Express Ltd.*	1,064,200	919,143
Sino Biopharmaceutical Ltd.	1,522,000	1,019,837
Total Hong Kong		1,938,980
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	114,979	997,488
OTP Bank Nyrt	57,861	4,605,043
Richter Gedeon Nyrt	30,416	893,265
Total Hungary		6,495,796
India — 23.9%
360 ONE WAM Ltd.	64,922	904,260
Aarti Industries Ltd.	110,691	618,829
ABB India Ltd.	14,543	1,031,118
ACC Ltd.	25,560	571,404
Adani Energy Solutions Ltd.*	112,528	1,156,968
Adani Enterprises Ltd.	81,497	2,489,194
Adani Green Energy Ltd.*	108,121	1,293,014
Adani Ports & Special Economic Zone Ltd.	192,602	3,256,896
Adani Power Ltd.*	234,552	1,602,015
Adani Total Gas Ltd.	76,590	603,495
Ajanta Pharma Ltd.	39,180	1,175,994
Alkem Laboratories Ltd.	12,941	745,284
Amara Raja Energy & Mobility Ltd.	32,911	370,210
Ambuja Cements Ltd.	194,946	1,312,635
Angel One Ltd.	32,284	1,100,276
Apar Industries Ltd.	4,320	439,329
APL Apollo Tubes Ltd.	61,396	1,245,030
Apollo Hospitals Enterprise Ltd.	36,127	3,050,743
Ashok Leyland Ltd.	550,390	1,610,289
Asian Paints Ltd.	122,752	3,350,918
Astral Ltd.	46,799	822,257
AU Small Finance Bank Ltd.(a)	115,318	1,099,259
Aurobindo Pharma Ltd.*	71,703	948,794
Avenue Supermarts Ltd.*(a)	47,345	2,413,789
Axis Bank Ltd.	659,996	9,228,862
Bajaj Auto Ltd.	19,484	1,902,962
Bajaj Finserv Ltd.	113,317	2,716,648
Balkrishna Industries Ltd.	30,337	865,008
Bandhan Bank Ltd.(a)	199,998	442,253
Berger Paints India Ltd.	160,679	1,110,383
Bharat Forge Ltd.	83,555	1,274,467
Bharti Airtel Ltd.	728,915	17,080,546
Biocon Ltd.	92,788	384,849
Blue Star Ltd.	33,526	639,402
Bosch Ltd.	2,467	940,083
Brigade Enterprises Ltd.	39,515	511,354
Britannia Industries Ltd.	35,932	2,451,471
Carborundum Universal Ltd.	27,328	307,647
Castrol India Ltd.	470,293	1,215,929
CG Power & Industrial Solutions Ltd.	195,988	1,558,923
Cipla Ltd.	158,555	2,784,141
Coforge Ltd.	91,980	2,064,080
Colgate-Palmolive India Ltd.	46,635	1,308,945
Computer Age Management Services Ltd.	21,679	1,084,506
Concord Biotech Ltd.*	42,141	903,948

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
Coromandel International Ltd.	34,283	$1,001,467
Crompton Greaves Consumer Electricals Ltd.	210,570	872,014
Cummins India Ltd.	42,509	1,684,994
Cyient Ltd.	28,037	421,274
Dabur India Ltd.	184,999	1,046,767
Deepak Nitrite Ltd.	22,130	512,763
Delhivery Ltd.*	151,897	678,010
Divi's Laboratories Ltd.	37,781	2,999,880
Dixon Technologies India Ltd.	9,505	1,660,604
DLF Ltd.	217,061	2,120,496
Dr. Reddy’s Laboratories Ltd.	176,976	2,648,243
Eicher Motors Ltd.	42,762	2,820,467
Elgi Equipments Ltd.	56,786	355,210
Emami Ltd.	53,874	359,076
Eternal Ltd.*	1,972,173	6,074,504
Exide Industries Ltd.	121,564	549,632
Federal Bank Ltd.	670,581	1,666,444
Fortis Healthcare Ltd.	211,394	1,958,402
FSN E-Commerce Ventures Ltd.*	336,333	817,263
GE Vernova T&D India Ltd.	37,305	1,027,062
Gland Pharma Ltd.(a)	71,266	1,523,710
Glenmark Pharmaceuticals Ltd.	33,066	676,203
GMR Airports Infrastructure Ltd.*	1,264,630	1,256,225
Godrej Consumer Products Ltd.	113,883	1,564,829
Godrej Properties Ltd.*	40,943	1,118,628
Grasim Industries Ltd.	106,956	3,547,532
Great Eastern Shipping Co. Ltd.	125,041	1,427,197
Gujarat Fluorochemicals Ltd.	10,889	461,005
Havells India Ltd.	72,572	1,312,575
HCL Technologies Ltd.	293,501	5,915,880
HDFC Asset Management Co. Ltd.(a)	39,881	2,414,344
HDFC Bank Ltd.	1,602,159	37,391,805
HDFC Life Insurance Co. Ltd.(a)	271,028	2,573,439
Hero MotoCorp Ltd.	37,039	1,829,967
HFCL Ltd.	830,199	837,750
Himadri Speciality Chemical Ltd.	68,052	410,883
Hindalco Industries Ltd.	404,455	3,267,568
Hindustan Unilever Ltd.	239,423	6,406,017
Hitachi Energy India Ltd.	3,055	712,703
ICICI Bank Ltd., ADR	669,222	22,512,628
ICICI Lombard General Insurance Co. Ltd.(a)	76,690	1,824,428
ICICI Prudential Life Insurance Co. Ltd.(a)	104,917	804,861
IDFC First Bank Ltd.*	1,428,712	1,213,472
Indian Hotels Co. Ltd.	305,373	2,707,266
Indus Towers Ltd.*	337,638	1,657,875
IndusInd Bank Ltd.*	156,858	1,595,101
Info Edge India Ltd.	126,674	2,198,332
Infosys Ltd., ADR(b)	818,993	15,175,940
Inox Wind Ltd.*	204,562	418,236
InterGlobe Aviation Ltd.*(a)	50,745	3,536,351
Ipca Laboratories Ltd.	28,260	457,973
IRB Infrastructure Developers Ltd.	1,697,897	982,191
Jindal Stainless Ltd.	113,346	931,906
Jindal Steel & Power Ltd.	106,045	1,164,442
JSW Energy Ltd.	156,412	952,224
JSW Steel Ltd.	271,579	3,231,651
Jubilant Foodworks Ltd.	105,090	859,983
Kalpataru Projects International Ltd.	25,787	369,004
Kalyan Jewellers India Ltd.	79,821	517,357
Kaynes Technology India Ltd.*	7,878	559,893
KEC International Ltd.	142,517	1,526,291
KEI Industries Ltd.	13,280	587,287
Kotak Mahindra Bank Ltd.	297,170	7,496,820
KPIT Technologies Ltd.	51,419	754,677
Larsen & Toubro Ltd.	184,059	7,876,163
Laurus Labs Ltd.(a)	164,064	1,386,681
Linde India Ltd.	5,479	425,204
Lloyds Metals & Energy Ltd.	105,247	1,949,941
LTIMindtree Ltd.(a)	27,295	1,692,252
Lupin Ltd.	83,287	1,882,115
Macrotech Developers Ltd.(a)	77,765	1,255,158
Mahindra & Mahindra Ltd.	254,184	9,434,684
Mankind Pharma Ltd.*	22,194	600,346
Marico Ltd.	169,229	1,425,403
Maruti Suzuki India Ltd.	36,503	5,277,952
Max Financial Services Ltd.*	82,685	1,588,042
Max Healthcare Institute Ltd.	243,768	3,626,959
Motherson Sumi Wiring India Ltd.	1,556,258	1,083,719
Mphasis Ltd.	33,635	1,115,963
MRF Ltd.	955	1,585,282
Multi Commodity Exchange of India Ltd.	11,816	1,232,303
NCC Ltd.	117,178	314,889
Nestle India Ltd.	110,852	3,186,607
Neuland Laboratories Ltd.	4,618	646,175
Oberoi Realty Ltd.	29,230	649,495
One 97 Communications Ltd.*	95,930	1,033,574
Oracle Financial Services Software Ltd.	6,652	697,002
Page Industries Ltd.	2,479	1,428,258
Patanjali Foods Ltd.	27,410	527,553
PB Fintech Ltd.*	96,778	2,058,225
Persistent Systems Ltd.	34,278	2,414,768
Phoenix Mills Ltd.	57,332	1,044,023
PI Industries Ltd.	27,124	1,298,226
Pidilite Industries Ltd.	42,669	1,519,685
Piramal Pharma Ltd.	493,054	1,169,278
Polycab India Ltd.	12,901	985,476
Prestige Estates Projects Ltd.	41,879	809,355
Radico Khaitan Ltd.	25,562	780,094
RBL Bank Ltd.(a)	891,939	2,584,293
Reliance Industries Ltd., GDR(a)	476,130	33,233,874
Reliance Power Ltd.*	1,268,281	1,039,499
Samvardhana Motherson International Ltd.	808,261	1,459,224
Schaeffler India Ltd.	10,011	472,452
Shree Cement Ltd.	4,379	1,584,426
Siemens Energy India Ltd.*	27,297	947,215
Siemens Ltd.	27,705	1,050,406
Solar Industries India Ltd.	7,353	1,508,840
Sona Blw Precision Forgings Ltd.(a)	103,718	582,144
SRF Ltd.	41,429	1,566,196
Sun Pharmaceutical Industries Ltd.	299,913	5,860,124
Supreme Industries Ltd.	20,643	1,057,039
Suzlon Energy Ltd.*	3,244,395	2,561,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
Tata Chemicals Ltd.	30,775	$336,117
Tata Communications Ltd.	38,724	763,372
Tata Consultancy Services Ltd.	260,215	10,504,481
Tata Consumer Products Ltd.	189,934	2,433,751
Tata Elxsi Ltd.	11,334	833,927
Tata Motors Ltd.	496,322	3,981,688
Tata Power Co. Ltd.	437,192	2,066,925
Tata Steel Ltd.	2,271,724	4,231,934
Tech Mahindra Ltd.	198,732	3,909,292
Thermax Ltd.	9,475	377,774
Timken India Ltd.	24,365	993,891
Titan Co. Ltd.*	111,312	4,789,687
Torrent Pharmaceuticals Ltd.	41,840	1,662,769
Torrent Power Ltd.	53,331	912,647
Trent Ltd.	52,359	3,795,966
Tube Investments of India Ltd.	34,357	1,245,521
TVS Motor Co. Ltd.	69,937	2,379,619
UltraTech Cement Ltd.	32,720	4,613,840
United Spirits Ltd.	122,648	2,042,370
UNO Minda Ltd.	51,229	659,657
UPL Ltd.	140,685	1,084,748
Varun Beverages Ltd.	352,156	1,878,836
Vedanta Ltd.	425,617	2,287,145
Voltas Ltd.	72,963	1,118,012
Whirlpool of India Ltd.	69,952	1,143,082
Wipro Ltd.	879,089	2,726,447
Zee Entertainment Enterprises Ltd.	313,701	534,967
Zydus Lifesciences Ltd.	74,691	862,178
Total India		447,626,575
Indonesia — 1.7%
Amman Mineral Internasional PT*	4,857,500	2,528,234
Astra International Tbk. PT	7,891,600	2,187,385
Bank Central Asia Tbk. PT	21,282,800	11,372,238
Barito Pacific Tbk. PT*	12,180,166	1,245,400
Barito Renewables Energy Tbk. PT	6,487,600	2,347,684
Bumi Resources Tbk. PT*	50,707,300	371,676
Chandra Asri Pacific Tbk. PT	4,899,200	2,979,957
Charoen Pokphand Indonesia Tbk. PT	2,962,900	857,754
GoTo Gojek Tokopedia Tbk. PT*	374,173,600	1,336,746
Indah Kiat Pulp & Paper Tbk. PT	1,340,900	474,911
Indofood CBP Sukses Makmur Tbk. PT	978,800	633,040
Indofood Sukses Makmur Tbk. PT	2,094,600	1,048,268
Indosat Tbk. PT	3,867,700	497,905
Kalbe Farma Tbk. PT	8,265,400	776,393
Merdeka Copper Gold Tbk. PT*	4,264,100	525,297
Pantai Indah Kapuk Dua Tbk. PT	696,300	484,644
Sarana Menara Nusantara Tbk. PT	13,470,500	409,881
Sumber Alfaria Trijaya Tbk. PT	6,884,000	1,013,413
United Tractors Tbk. PT	622,000	821,799
Total Indonesia		31,912,625
Malaysia — 1.2%
Genting Malaysia Bhd.	2,224,800	1,019,799
Hartalega Holdings Bhd.	1,314,800	512,118
Hong Leong Bank Bhd.	642,208	2,989,497
Mr. DIY Group M Bhd.(a)	3,178,100	1,237,878
My EG Services Bhd.	4,165,600	939,869
Nestle Malaysia Bhd.	41,500	756,176
PPB Group Bhd.	275,600	672,882
Press Metal Aluminium Holdings Bhd.	3,367,100	4,142,401
QL Resources Bhd.	1,508,137	1,647,650
Sunway Bhd.	1,708,600	1,907,237
Top Glove Corp. Bhd.*	3,677,600	620,139
United Plantations Bhd.	248,850	1,301,431
YTL Corp. Bhd.	4,166,400	2,295,701
YTL Power International Bhd.	2,632,200	2,488,102
Total Malaysia		22,530,880
Mexico — 2.3%
Alfa SAB de CV, Class A	1,120,645	822,154
America Movil SAB de CV, Series B	4,040,116	3,588,458
Arca Continental SAB de CV	152,112	1,596,886
Banco del Bajio SA(a)	228,028	547,378
Cemex SAB de CV, Series CPO	3,711,103	2,543,870
Coca-Cola Femsa SAB de CV	153,262	1,475,021
Controladora Alpek SAB de CV*	1,120,645	183,887
Corp. Inmobiliaria Vesta SAB de CV	352,967	963,504
Fibra Uno Administracion SA de CV	839,222	1,151,420
Fomento Economico Mexicano SAB de CV	446,492	4,566,073
Gruma SAB de CV, Class B	45,673	782,741
Grupo Aeroportuario del Centro Norte SAB de CV	82,251	1,073,199
Grupo Aeroportuario del Pacifico SAB de CV, Class B	108,959	2,484,221
Grupo Aeroportuario del Sureste SAB de CV, Class B	49,022	1,554,448
Grupo Bimbo SAB de CV, Series A	388,827	1,077,445
Grupo Carso SAB de CV, Series A1	160,093	1,133,667
Grupo Financiero Banorte SAB de CV, Class O	558,453	5,070,181
Grupo Financiero Inbursa SAB de CV, Class O	560,857	1,438,064
Grupo Mexico SAB de CV, Series B	715,322	4,303,594
Grupo Televisa SAB, Series CPO	975,740	431,264
Industrias Penoles SAB de CV*	41,644	1,150,104
Kimberly-Clark de Mexico SAB de CV, Class A	386,572	702,468
Prologis Property Mexico SA de CV	210,718	791,029
Wal-Mart de Mexico SAB de CV	1,165,008	3,832,588
Total Mexico		43,263,664
Philippines — 0.6%
ACEN Corp.	2,558,800	117,651
Ayala Corp.	84,430	854,342
Ayala Land, Inc.	1,535,100	735,801
Bank of the Philippine Islands	575,747	1,328,726
BDO Unibank, Inc.	508,473	1,379,277
International Container Terminal Services, Inc.	235,060	1,715,066
JG Summit Holdings, Inc.	878,040	311,437
Jollibee Foods Corp.	113,320	434,531
Metropolitan Bank & Trust Co.	655,610	843,808
Monde Nissin Corp.(a)	710,000	93,272
SM Investments Corp.	150,745	2,333,564
SM Prime Holdings, Inc.	2,919,200	1,215,254

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
Universal Robina Corp.	94,100	$149,594
Total Philippines		11,512,323
Poland — 1.3%
Alior Bank SA	41,699	1,091,588
Allegro.eu SA*(a)	279,294	2,673,339
Asseco Poland SA	20,145	1,127,172
Bank Millennium SA*	254,401	1,006,692
Bank Polska Kasa Opieki SA	79,657	4,077,909
Budimex SA	6,319	974,319
CCC SA*	18,231	1,031,682
CD Projekt SA	31,876	2,476,868
Dino Polska SA*(a)	21,433	3,119,684
Grupa Kety SA	4,024	996,605
LPP SA	550	2,232,722
mBank SA*	6,297	1,390,524
Santander Bank Polska SA	17,028	2,325,845
Total Poland		24,524,949
Romania — 0.1%
NEPI Rockcastle NV*	199,443	1,514,515
Russia — 0.0%
Evraz PLC*^	757,034	0
HeadHunter Group PLC, ADR*^	35,535	0
LUKOIL PJSC*^	383,480	0
LUKOIL PJSC, ADR*^	91,105	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	101,979	0
Mobile TeleSystems PJSC, ADR*^	777,676	0
Novatek PJSC*^	1,138,580	0
Novolipetsk Steel PJSC*^	948,540	0
Ozon Holdings PLC, ADR*^	43,104	0
PhosAgro PJSC*^	43,175	0
PhosAgro PJSC, GDR*^(c)	835	0
Polyus PJSC*^	375,930	0
Severstal PAO, GDR*^(c)	123,722	0
Sistema AFK PAO*^	4,256,200	0
Surgutneftegas PAO*^	7,201,040	0
VK IPJSC*^	167,707	0
X5 Retail Group NV, GDR*^(c)	166,238	0
Total Russia		0
Saudi Arabia — 4.2%
Abdullah Al Othaim Markets Co.	292,058	605,842
Advanced Petrochemical Co.*	88,600	731,857
Al Rajhi Bank	1,315,512	33,181,558
Al Rajhi Co. for Co.-operative Insurance*	33,502	1,148,742
Aldrees Petroleum & Transport Services Co.	30,780	1,045,560
Alinma Bank	828,954	5,927,889
Almarai Co. JSC	114,520	1,548,104
Arabian Centres Co.(a)	150,927	781,094
Astra Industrial Group	24,091	1,032,884
Bank AlBilad	495,158	3,474,886
Bank Al-Jazira*	475,052	1,627,628
Bupa Arabia for Cooperative Insurance Co.	15,072	715,724
Dallah Healthcare Co.	19,327	673,005
Dar Al Arkan Real Estate Development Co.*	369,416	1,891,158
Dr. Sulaiman Al Habib Medical Services Group Co.	67,496	4,880,660
Etihad Etisalat Co.	244,144	3,860,216
Jamjoom Pharmaceuticals Factory Co.	15,282	705,730
Jarir Marketing Co.	339,854	1,136,320
Leejam Sports Co. JSC	14,643	505,995
Mobile Telecommunications Co. Saudi Arabia	332,644	954,339
Mouwasat Medical Services Co.	63,810	1,283,686
Nahdi Medical Co.	32,478	1,105,837
National Co. for Learning & Education	14,352	615,714
National Gas & Industrialization Co.	24,647	517,847
National Medical Care Co.	14,057	612,803
Riyadh Cables Group Co.	32,798	1,236,538
Sahara International Petrochemical Co.	221,479	1,170,434
Saudi Awwal Bank	241,573	2,170,647
Saudi Chemical Co. Holding	286,888	543,102
Saudi Research & Media Group*	24,949	1,286,532
Saudia Dairy & Foodstuff Co.	10,905	795,523
Savola Group*	101,302	749,265
Total Saudi Arabia		78,517,119
South Africa — 2.9%
Absa Group Ltd.	281,248	2,785,378
African Rainbow Minerals Ltd.	147,503	1,428,197
Capitec Bank Holdings Ltd.	29,995	5,993,447
Clicks Group Ltd.	74,242	1,549,907
Discovery Ltd.	180,755	2,184,774
Exxaro Resources Ltd.	77,476	640,560
FirstRand Ltd.	1,747,541	7,442,998
Harmony Gold Mining Co. Ltd.	208,792	2,876,239
Impala Platinum Holdings Ltd.*	283,130	2,532,059
Investec Ltd.	130,124	968,429
Kumba Iron Ore Ltd.	74,616	1,196,795
Momentum Group Ltd.	668,729	1,290,327
Mr. Price Group Ltd.	80,565	1,003,841
MultiChoice Group*	141,202	932,964
Nedbank Group Ltd.	152,918	2,091,396
Old Mutual Ltd.	1,966,730	1,335,777
Pepkor Holdings Ltd.(a)	527,022	807,530
Sanlam Ltd.	525,668	2,622,831
Sappi Ltd.	168,575	282,298
Shoprite Holdings Ltd.	148,226	2,309,978
Sibanye Stillwater Ltd.*	714,884	1,297,723
Standard Bank Group Ltd.	442,317	5,663,101
Tiger Brands Ltd.	44,728	802,581
Valterra Platinum Ltd.	38,172	1,697,557
Vodacom Group Ltd.	193,445	1,488,018
Woolworths Holdings Ltd.	278,035	809,796
Total South Africa		54,034,501
South Korea — 11.2%
Alteogen, Inc.*	10,085	2,779,801
Amorepacific Corp.	8,415	852,349
Celltrion, Inc.	38,030	4,497,324
CJ CheilJedang Corp.	8,063	1,487,616
CosmoAM&T Co. Ltd.*	5,766	144,620
Coway Co. Ltd.	15,936	1,143,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
DB Insurance Co. Ltd.	12,936	$1,181,838
Doosan Bobcat, Inc.*	20,008	862,823
Doosan Enerbility Co. Ltd.*	110,844	5,617,760
Ecopro BM Co. Ltd.*	13,076	974,693
Ecopro Co. Ltd.	24,427	817,190
Ecopro Materials Co. Ltd.*	6,245	210,079
Enchem Co. Ltd.*	3,455	143,105
GS Holdings Corp.	37,270	1,288,267
Hana Financial Group, Inc.	67,550	4,319,476
Hanjin Kal Corp.	9,687	848,402
Hanmi Semiconductor Co. Ltd.	10,728	810,800
Hanwha Solutions Corp.	32,979	772,182
HD Hyundai Co. Ltd.	15,753	1,511,569
HD Hyundai Heavy Industries Co. Ltd.*	5,351	1,698,950
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	11,686	3,169,143
HLB, Inc.*	27,698	1,007,685
HYBE Co. Ltd.*	6,395	1,464,178
Hyundai Glovis Co. Ltd.	13,677	1,366,079
Hyundai Motor Co.	32,887	4,958,880
Hyundai Rotem Co. Ltd.	14,872	2,165,344
Hyundai Steel Co.	45,976	1,001,552
Kakao Corp.	73,718	3,277,327
KakaoBank Corp.	87,351	1,941,709
KB Financial Group, Inc.	86,512	7,108,907
Korea Investment Holdings Co. Ltd.	16,474	1,704,039
Korea Zinc Co. Ltd.	2,152	1,305,934
Korean Air Lines Co. Ltd.	48,155	817,094
Krafton, Inc.*	8,529	2,294,033
KT Corp.	40,061	1,653,377
KT&G Corp.	28,151	2,663,665
Kumho Petrochemical Co. Ltd.	13,386	1,113,847
L&F Co. Ltd.*	5,159	188,455
LG Chem Ltd.	10,990	1,722,277
LG Corp.	23,872	1,407,981
LG Display Co. Ltd.*	109,407	726,354
LG Electronics, Inc.	28,433	1,554,798
LG Energy Solution Ltd.*	10,046	2,210,775
LG H&H Co. Ltd.	2,478	586,634
LG Innotek Co. Ltd.	4,411	481,759
LIG Nex1 Co. Ltd.	3,183	1,273,577
LS Corp.	9,667	1,411,084
LS Electric Co. Ltd.	4,597	1,018,452
Meritz Financial Group, Inc.	21,704	1,809,203
NAVER Corp.	36,210	7,042,920
NCSoft Corp.	2,986	456,883
Posco DX Co. Ltd.	15,141	263,083
POSCO Future M Co. Ltd.*	7,802	730,715
POSCO Holdings, Inc.	17,737	3,430,170
Posco International Corp.	20,129	741,265
Samsung Biologics Co. Ltd.*(a)	4,684	3,442,893
Samsung E&A Co. Ltd.	36,125	591,555
Samsung Electro-Mechanics Co. Ltd.	14,595	1,456,688
Samsung Electronics Co. Ltd.	1,178,959	52,238,995
Samsung Fire & Marine Insurance Co. Ltd.	9,012	2,898,050
Samsung Heavy Industries Co. Ltd.*	205,058	2,546,512
Samsung Life Insurance Co. Ltd.	22,407	2,115,184
Samsung SDI Co. Ltd.	12,352	1,581,525
Samsung SDS Co. Ltd.	9,860	1,239,075
Samyang Foods Co. Ltd.	1,274	1,316,857
Shinhan Financial Group Co. Ltd.	124,695	5,672,994
SK Biopharmaceuticals Co. Ltd.*	7,606	518,488
SK Hynix, Inc.	124,753	26,991,609
SK Innovation Co. Ltd.	12,129	1,100,022
SK Telecom Co. Ltd.	25,466	1,069,889
SK, Inc.	9,893	1,499,050
SKC Co. Ltd.*	4,251	347,110
S-Oil Corp.	20,250	898,766
Woori Financial Group, Inc.	177,374	2,950,538
Yuhan Corp.	14,779	1,141,058
Total South Korea		209,647,889
Taiwan — 21.6%
Accton Technology Corp.	150,000	3,748,460
Acer, Inc.(b)	805,000	834,982
Advantech Co. Ltd.	174,072	2,026,033
Alchip Technologies Ltd.	21,000	2,224,942
ASE Technology Holding Co. Ltd.	903,062	4,559,826
Asia Vital Components Co. Ltd.	88,000	2,238,258
ASMedia Technology, Inc.	9,000	588,457
Asustek Computer, Inc.	209,000	4,607,559
AUO Corp.*	2,375,200	1,004,167
Bizlink Holding, Inc.	50,000	1,451,458
Cathay Financial Holding Co. Ltd.(b)	2,364,425	5,083,044
Cheng Shin Rubber Industry Co. Ltd.	732,000	947,200
Chicony Electronics Co. Ltd.	170,000	756,538
Chroma ATE, Inc.	114,000	1,726,859
Chung-Hsin Electric & Machinery Manufacturing Corp.	134,000	743,119
Compal Electronics, Inc.	1,132,000	1,123,785
Compeq Manufacturing Co. Ltd.	262,000	519,300
CTBC Financial Holding Co. Ltd.	4,767,672	7,132,249
Delta Electronics, Inc.	497,500	7,033,668
E.Sun Financial Holding Co. Ltd.	3,604,011	4,052,847
Eclat Textile Co. Ltd.*(b)	80,000	1,122,826
Elite Material Co. Ltd.	90,000	2,717,376
Eva Airways Corp.	807,000	1,102,263
Far Eastern International Bank	1,052,887	464,954
Far Eastern New Century Corp.	1,160,080	1,306,539
Far EasTone Telecommunications Co. Ltd.	520,000	1,594,961
Faraday Technology Corp.	37,780	239,908
Feng TAY Enterprise Co. Ltd.	210,320	881,973
First Financial Holding Co. Ltd.	1,893,420	1,882,920
Formosa Petrochemical Corp.	329,000	405,450
Formosa Plastics Corp.(b)	1,092,000	1,302,759
Fortune Electric Co. Ltd.(b)	56,700	1,092,774
Fubon Financial Holding Co. Ltd.	2,341,174	6,996,594
Giant Manufacturing Co. Ltd.	146,853	545,445
Gigabyte Technology Co. Ltd.	149,000	1,443,482
Global Unichip Corp.	21,000	938,142
Gold Circuit Electronics Ltd.	110,000	1,110,845
Great Wall Enterprise Co. Ltd.	592	1,336
Highwealth Construction Corp.	516,000	731,288
Hiwin Technologies Corp.	99,752	717,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
Hon Hai Precision Industry Co. Ltd.	2,789,068	$15,371,763
Hotai Motor Co. Ltd.*	128,880	2,488,303
Innolux Corp.(b)	1,991,726	797,727
Inventec Corp.	805,000	1,165,668
Jentech Precision Industrial Co. Ltd.	28,000	1,447,350
KGI Financial Holding Co. Ltd.	3,618,000	1,851,605
King Slide Works Co. Ltd.	20,000	1,393,263
King Yuan Electronics Co. Ltd.	261,000	911,338
Largan Precision Co. Ltd.	28,000	2,281,254
Lien Hwa Industrial Holdings Corp.(b)	390,492	574,803
Lite-On Technology Corp., ADR	511,000	1,932,956
Lotes Co. Ltd.	27,271	1,260,299
Makalot Industrial Co. Ltd.	74,460	601,553
MediaTek, Inc.	359,000	15,361,838
Micro-Star International Co. Ltd.	262,000	1,287,040
momo.com, Inc.(b)	129,336	1,190,996
Nan Ya Plastics Corp.	1,350,000	1,261,639
Nanya Technology Corp.*	217,000	380,337
Nien Made Enterprise Co. Ltd.	61,000	850,935
Novatek Microelectronics Corp.	195,000	3,638,060
Pegatron Corp.	592,000	1,556,401
PharmaEssentia Corp.*	96,000	1,800,904
Pou Chen Corp.*	899,000	952,487
Powerchip Semiconductor Manufacturing Corp.*	283,000	149,192
Powertech Technology, Inc.	118,000	531,186
President Chain Store Corp.	167,000	1,466,367
Qisda Corp.	558,000	497,600
Quanta Computer, Inc.	716,000	6,728,125
Realtek Semiconductor Corp.	131,000	2,542,688
Ruentex Development Co. Ltd.	496,300	505,440
Shanghai Commercial & Savings Bank Ltd.	1,575,159	2,501,964
Shihlin Electric & Engineering Corp.(b)	96,000	589,895
Shin Kong Financial Holding Co. Ltd.*	4,343,043	1,680,008
SinoPac Financial Holdings Co. Ltd.	4,569,874	3,785,806
Synnex Technology International Corp.	479,000	1,055,991
TA Chen Stainless Pipe	263,532	312,590
Taishin Financial Holding Co. Ltd.(b)	4,241,593	2,286,906
Taiwan Mobile Co. Ltd.	386,000	1,519,581
Taiwan Semiconductor Manufacturing Co. Ltd.	5,749,000	208,610,845
Tatung Co. Ltd.*	468,350	636,502
TCC Group Holdings Co. Ltd.	1,923,000	1,678,642
Tripod Technology Corp.	148,000	1,253,937
Unimicron Technology Corp.	332,000	1,295,632
Uni-President Enterprises Corp.	1,168,160	3,239,113
United Integrated Services Co. Ltd.	71,000	1,514,206
United Microelectronics Corp.(b)	2,789,000	4,219,971
Voltronic Power Technology Corp.	22,000	948,925
Walsin Lihwa Corp.(b)	971,415	718,286
Winbond Electronics Corp.*	1,182,904	815,949
Wistron Corp.(b)	739,000	3,098,983
Wiwynn Corp.(b)	32,000	2,771,464
WPG Holdings Ltd.	499,000	1,199,158
WT Microelectronics Co. Ltd.	197,000	866,579
Yageo Corp.	136,028	2,258,441
Yuanta Financial Holding Co. Ltd.*	3,196,846	3,737,241
Zhen Ding Technology Holding Ltd.	175,000	602,064
Total Taiwan		404,979,482
Thailand — 1.3%
Advanced Info Service PCL, NVDR	446,100	3,814,844
Bumrungrad Hospital PCL, NVDR	236,000	1,012,712
Central Pattana PCL, NVDR	904,600	1,286,969
Central Retail Corp. PCL, NVDR(b)	1,082,983	589,650
CP ALL PCL, NVDR	1,660,000	2,246,780
Delta Electronics Thailand PCL, NVDR(b)	1,520,400	4,489,819
Gulf Development PCL, NVDR*	2,878,695	3,431,366
Home Product Center PCL, NVDR(b)	1,565,700	313,056
Indorama Ventures PCL, NVDR	845,100	527,720
Kasikornbank PCL, NVDR	264,000	1,246,557
Minor International PCL, NVDR	1,389,200	991,408
Tisco Financial Group PCL, NVDR	611,600	1,820,196
True Corp. PCL, NVDR*	6,272,493	2,141,721
Total Thailand		23,912,798
Turkey — 0.6%
Akbank TAS	974,733	1,670,544
BIM Birlesik Magazalar AS	135,941	1,690,146
Coca-Cola Icecek AS	416,087	514,443
Ford Otomotiv Sanayi AS	178,800	401,018
Haci Omer Sabanci Holding AS	495,343	1,115,949
KOC Holding AS	403,863	1,562,941
Turkcell Iletisim Hizmetleri AS	478,876	1,157,071
Turkiye Garanti Bankasi AS	151,601	514,308
Turkiye Is Bankasi AS, Class C	2,754,595	924,117
Turkiye Petrol Rafinerileri AS	284,975	1,002,588
Turkiye Sise ve Cam Fabrikalari AS(b)	726,883	658,320
Yapi ve Kredi Bankasi AS*	1,139,290	907,573
Total Turkey		12,119,018
United States — 0.0%
Legend Biotech Corp., ADR*	16,964	602,052
TOTAL COMMON STOCKS
(Cost: $1,411,559,730)		1,881,169,011
RIGHTS — 0.0%
China — 0.0%
Kangmei Pharmaceutical Co. Ltd.*^	13,832	0
South Korea — 0.0%
POSCO Future M Co. Ltd.*^	925	20,562
TOTAL RIGHTS
(Cost: $0)		20,562
WARRANT — 0.0%
Malaysia — 0.0%
YTL Corp. Bhd.*^
(Cost: $0)	833,280	162,282

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)
(Cost: $915,666)	915,666	$915,666
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.6%
United States — 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	25,897,729	25,897,729
WisdomTree Government Money Market Digital Fund, 4.10%(d)(e)	3,800,000	3,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $29,697,729)		29,697,729
TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost: $1,442,173,125)		1,911,965,250
Other Liabilities less Assets — (2.0)%		(37,127,552)
NET ASSETS — 100.0%		$1,874,837,698

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $182,844, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $26,933,982 and the total market value of the collateral held by the Fund was $31,262,819 (may include collateral for pending security loans). The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,565,090.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(e)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund	$—	$4,700,000	$900,000	$—	$—	$3,800,000	$10,516

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	1,881,169,011	–	–		1,881,169,011
Rights	–	–	20,562	*	20,562
Warrants	–	–	162,282	*	162,282
Mutual Fund	–	915,666	–		915,666
Investment of Cash Collateral for Securities Loaned	–	29,697,729	–		29,697,729
Total Investments in Securities	$1,881,169,011	$30,613,395	$182,844		$1,911,965,250

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.2%
Brazil — 11.0%
Allos SA	1,256,753	$5,231,626
Alupar Investimento SA	632,529	3,586,902
Ambev SA	6,959,707	16,985,314
Armac Locacao Logistica E Servicos SA	1,587,146	988,722
Banco do Brasil SA	6,243,552	25,270,036
BB Seguridade Participacoes SA	329,713	2,162,706
Boa Safra Sementes SA	700,196	1,475,353
Cia de Saneamento de Minas Gerais Copasa MG	894,569	4,584,423
Cia de Sanena do Parana	969,096	6,763,261
CPFL Energia SA	902,929	6,759,746
CSN Mineracao SA	3,007,043	2,732,749
Cury Construtora & Incorporadora SA	908,012	4,911,186
Cyrela Brazil Realty SA Empreendimentos & Participacoes	923,669	4,423,850
Engie Brasil Energia SA	896,033	7,455,107
Even Construtora & Incorporadora SA	1,395,397	1,907,282
Fleury SA	1,287,411	3,071,189
Grendene SA	2,760,086	2,781,402
Hypera SA	934,817	4,657,086
JHSF Participacoes SA	3,688,937	3,602,524
Klabin SA	1,884,406	6,370,144
Mahle Metal Leve SA	550,825	3,048,897
Neoenergia SA	892,340	4,178,973
Odontoprev SA	1,835,297	3,941,054
Petroleo Brasileiro SA - Petrobras	10,710,995	66,901,402
SLC Agricola SA	923,545	3,023,855
Tegma Gestao Logistica SA	496,630	3,195,699
TIM SA	2,524,212	10,197,949
Transmissora Alianca de Energia Eletrica SA	1,194,811	7,646,738
Vale SA	10,245,751	98,837,233
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	3,097,140	2,372,005
Vibra Energia SA	2,435,419	9,665,193
Wilson Sons SA	1,106,624	3,538,131
Total Brazil		332,267,737
Chile — 1.4%
Aguas Andinas SA, Class A	12,303,840	4,481,673
Banco de Chile	37,791,702	5,704,637
Banco Santander Chile	49,170,819	3,082,181
Cencosud Shopping SA	1,868,191	3,805,131
Colbun SA	31,339,989	5,032,596
Empresas CMPC SA	2,934,057	4,476,093
Enel Chile SA	109,483,516	8,090,819
Quinenco SA	1,059,993	4,144,923
SMU SA	20,583,352	3,682,588
Total Chile		42,500,641
China — 25.8%
Agricultural Bank of China Ltd., Class H	28,491,000	20,324,790
Anhui Conch Cement Co. Ltd., Class H	2,021,500	5,140,018
Anhui Expressway Co. Ltd., Class H	2,448,000	3,929,274
Bank of Beijing Co. Ltd., Class A	2,283,849	2,177,630
Bank of Chengdu Co. Ltd., Class A	305,000	855,839
Bank of China Ltd., Class H	97,869,000	56,851,292
Bank of Chongqing Co. Ltd., Class H	2,041,500	2,119,519
Bank of Communications Co. Ltd., Class H	22,384,000	20,815,694
Bank of Communications Co. Ltd., Class A	4,063,000	4,537,668
Bank of Jiangsu Co. Ltd., Class A	8,409,170	14,016,946
Bank of Nanjing Co. Ltd., Class A	1,756,800	2,849,866
Bank of Shanghai Co. Ltd., Class A	1,896,402	2,808,935
Beijing Jingneng Clean Energy Co. Ltd., Class H	10,072,000	3,028,015
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	395,000	591,688
Bestsun Energy Co. Ltd., Class A	2,175,800	1,066,159
Bros Eastern Co. Ltd., Class A	344,500	227,001
Canny Elevator Co. Ltd., Class A	1,070,200	1,050,307
China Cinda Asset Management Co. Ltd., Class H*	2,058,000	351,302
China CITIC Bank Corp. Ltd., Class H	10,940,000	10,424,357
China Coal Energy Co. Ltd., Class H	4,465,000	5,164,611
China Communications Services Corp. Ltd., Class H	6,524,000	3,532,102
China Construction Bank Corp., Class A	1,351,500	1,781,082
China Construction Bank Corp., Class H	142,428,054	143,698,113
China Datang Corp. Renewable Power Co. Ltd., Class H	8,879,000	2,759,842
China East Education Holdings Ltd.*(a)	5,393,500	4,589,628
China Everbright Bank Co. Ltd., Class H	4,431,000	2,212,678
China Feihe Ltd.(a)	7,203,000	5,239,380
China Galaxy Securities Co. Ltd., Class H	706,500	794,700
China Hongqiao Group Ltd.(b)	6,352,500	14,550,057
China Lesso Group Holdings Ltd., Class L	4,592,000	2,451,017
China Lilang Ltd.	3,808,000	1,814,257
China Merchants Bank Co. Ltd., Class H	2,259,000	15,784,223
China Merchants Bank Co. Ltd., Class A	10,532,517	67,563,733
China Minsheng Banking Corp. Ltd., Class A	1,778,200	1,179,153
China Pacific Insurance Group Co. Ltd., Class H	541,400	1,851,795
China Railway Group Ltd., Class H	7,394,000	3,541,585
China Railway Signal & Communication Corp. Ltd., Class H(a)	6,616,000	2,722,252
China Shenhua Energy Co. Ltd., Class H	6,954,000	26,974,433
China Shenhua Energy Co. Ltd., Class A	2,453,800	13,887,333
China Suntien Green Energy Corp. Ltd., Class H*	6,182,000	3,472,945
China XLX Fertiliser Ltd.	4,255,000	2,975,790
Chlitina Holding Ltd.	537,000	2,169,177
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,525,500	1,520,570
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,156,000	1,820,927
CIMC Enric Holdings Ltd.	2,698,000	2,247,761
CITIC Ltd.	10,962,000	15,053,549
COFCO Sugar Holding Co. Ltd., Class A	403,600	532,450
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	2,856,000	2,368,479
CSPC Pharmaceutical Group Ltd.	10,610,000	10,407,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2025

Investments	Shares	Value
Daqin Railway Co. Ltd., Class A	1,952,100	$1,798,631
EEKA Fashion Holdings Ltd.*	2,159,500	2,178,757
ENN Energy Holdings Ltd.	1,149,200	9,178,961
Ever Sunshine Services Group Ltd.	8,372,000	2,175,654
Focus Media Information Technology Co. Ltd., Class A	2,116,000	2,156,426
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	828,000	1,835,312
Haidilao International Holding Ltd.(a)	3,032,000	5,755,006
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	174,600	515,770
Henan Shuanghui Investment & Development Co. Ltd., Class A	495,600	1,688,865
Hengan International Group Co. Ltd.	1,401,000	4,024,529
Huadian Power International Corp. Ltd., Class H	5,754,000	3,049,254
Huaibei Mining Holdings Co. Ltd., Class A	501,200	793,451
Huaneng Power International, Inc., Class H	7,604,000	4,901,432
Huatai Securities Co. Ltd., Class H(a)	393,400	796,823
Huaxia Bank Co. Ltd., Class A	1,276,000	1,409,039
Huaxin Cement Co. Ltd., Class H	1,583,500	1,775,134
Industrial & Commercial Bank of China Ltd., Class H	89,356,823	70,802,476
Industrial Bank Co. Ltd., Class A	9,974,800	32,501,320
Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	152,400	124,037
Jiangsu Expressway Co. Ltd., Class H	3,913,727	5,524,089
Jiangzhong Pharmaceutical Co. Ltd., Class A	134,600	410,199
JNBY Design Ltd.	1,563,500	3,445,675
Kinetic Development Group Ltd.	13,576,000	1,954,252
Livzon Pharmaceutical Group, Inc., Class H	704,400	2,651,595
Luolai Lifestyle Technology Co. Ltd., Class A	490,400	598,354
Metallurgical Corp. of China Ltd., Class H	10,356,000	2,137,162
Nanjing Iron & Steel Co. Ltd., Class A	2,033,300	1,192,193
New China Life Insurance Co. Ltd., Class H	255,600	1,391,962
Onewo, Inc., Class H	993,600	2,664,367
PICC Property & Casualty Co. Ltd., Class H	1,424,000	2,757,299
Ping An Insurance Group Co. of China Ltd., Class H	4,725,000	30,005,255
Postal Savings Bank of China Co. Ltd., Class H(a)	4,010,000	2,799,338
Qingdao Port International Co. Ltd., Class H(a)	4,170,000	3,495,363
Shaanxi Coal Industry Co. Ltd., Class A	1,460,800	3,923,664
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,790,500	2,668,643
Shanghai Rural Commercial Bank Co. Ltd., Class A	233,200	315,788
Shenzhen Expressway Corp. Ltd., Class H*	2,656,000	2,317,656
Shenzhen Expressway Corp. Ltd., Class A	771,400	1,127,515
Sinopec Engineering Group Co. Ltd., Class H	5,518,000	4,203,521
Sinopharm Group Co. Ltd., Class H	2,058,000	4,818,604
Tian Lun Gas Holdings Ltd.	2,660,000	1,097,885
Tingyi Cayman Islands Holding Corp.	3,764,000	5,514,140
Uni-President China Holdings Ltd.	4,559,000	5,517,261
Weichai Power Co. Ltd., Class H	3,249,000	6,597,332
Xiamen C & D, Inc., Class A	648,800	939,259
Xiamen ITG Group Corp. Ltd., Class A	474,000	400,341
Yihai International Holding Ltd.(b)	1,843,000	3,263,401
Yutong Bus Co. Ltd., Class A	251,600	873,188
Zhejiang Expressway Co. Ltd., Class H	4,325,400	3,978,266
Zhejiang Meida Industrial Co. Ltd., Class A	232,700	224,476
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,304,000	2,468,464
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A*	655,000	1,519,736
Zhuzhou Kibing Group Co. Ltd., Class A	816,900	571,350
ZJMI Environmental Energy Co. Ltd., Class A	116,800	207,571
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	5,003,800	3,716,198
Total China		782,579,422
Czech Republic — 0.8%
CEZ AS	311,206	18,222,560
Komercni Banka AS	51,917	2,502,499
Moneta Money Bank AS(a)	572,818	3,938,978
Total Czech Republic		24,664,037
Hungary — 0.6%
Magyar Telekom Telecommunications PLC	1,277,082	6,676,015
MOL Hungarian Oil & Gas PLC	1,364,188	11,834,862
Total Hungary		18,510,877
India — 4.0%
Bharat Petroleum Corp. Ltd.	4,805,303	18,599,817
Chennai Petroleum Corp. Ltd.	279,627	2,215,235
Coal India Ltd.	5,283,437	24,146,958
DB Corp. Ltd.	539,007	1,789,043
Hindustan Petroleum Corp. Ltd.	2,227,307	11,376,771
Hindustan Zinc Ltd.	1,148,989	6,040,365
Indian Oil Corp. Ltd.	8,706,955	14,920,407
Mindspace Business Parks REIT(a)	574,343	2,679,174
Oil & Natural Gas Corp. Ltd.	5,292,644	15,071,322
Vedanta Ltd.	4,634,404	24,903,977
Total India		121,743,069
Indonesia — 3.6%
ABM Investama Tbk. PT	7,931,600	1,480,305
AKR Corporindo Tbk. PT	48,177,800	3,442,331
Astra International Tbk. PT	63,539,500	17,611,811
Astra Otoparts Tbk. PT	16,340,800	2,073,425
Bank Mandiri Persero Tbk. PT	56,053,400	16,848,820
Bank Rakyat Indonesia Persero Tbk. PT	76,578,800	17,641,189
Bukit Asam Tbk. PT	22,212,600	3,365,753
Dharma Satya Nusantara Tbk. PT	43,542,700	2,091,981
Elnusa Tbk. PT	54,432,000	1,569,090
Erajaya Swasembada Tbk. PT	102,736,700	3,353,893
Hanjaya Mandala Sampoerna Tbk. PT	83,434,300	3,083,497
Indo Tambangraya Megah Tbk. PT, Class P	2,309,100	3,129,054
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	74,318,200	2,261,361

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2025

Investments	Shares	Value
Perusahaan Gas Negara Tbk. PT	68,040,600	$6,768,437
Telkom Indonesia Persero Tbk. PT	92,365,800	15,816,256
Unilever Indonesia Tbk. PT	28,947,700	2,585,412
United Tractors Tbk. PT	4,439,900	5,866,083
Total Indonesia		108,988,698
Malaysia — 3.9%
Alliance Bank Malaysia Bhd.	1,455,200	1,489,588
AMMB Holdings Bhd.	1,502,000	1,819,309
Bermaz Auto Bhd.	7,462,400	1,373,557
Carlsberg Brewery Malaysia Bhd., Class B	793,500	3,633,459
CIMB Group Holdings Bhd.	8,586,200	13,846,407
Genting Malaysia Bhd.	8,426,900	3,862,704
Heineken Malaysia Bhd.	753,300	4,508,529
Malayan Banking Bhd.	7,664,083	17,656,242
Matrix Concepts Holdings Bhd.	7,701,050	2,450,875
Maxis Bhd.	6,390,800	5,479,346
MISC Bhd.	3,619,100	6,523,921
Petronas Dagangan Bhd.	1,125,900	5,754,511
Petronas Gas Bhd.	2,074,000	8,679,226
Public Bank Bhd.	9,974,100	10,209,802
RHB Bank Bhd.	1,282,945	1,919,618
Sime Darby Bhd.	9,898,000	3,878,803
Telekom Malaysia Bhd.	4,026,700	6,264,074
TIME dotCom Bhd.	4,257,500	5,308,604
Uchi Technologies Bhd.	2,790,300	2,087,506
United Plantations Bhd.	1,351,150	7,066,221
Westports Holdings Bhd.	4,023,600	5,160,299
Total Malaysia		118,972,601
Mexico — 2.2%
Arca Continental SAB de CV	819,923	8,607,629
FIBRA Macquarie Mexico(a)	2,261,334	3,589,742
Grupo Aeroportuario del Centro Norte SAB de CV	743,216	9,697,372
Grupo Aeroportuario del Pacifico SAB de CV, Class B	562,989	12,835,923
Grupo Mexico SAB de CV, Series B	3,579,565	21,535,748
Kimberly-Clark de Mexico SAB de CV, Class A	3,552,512	6,455,523
Megacable Holdings SAB de CV, Series CPO	1,839,332	5,120,181
Total Mexico		67,842,118
Philippines — 1.3%
Aboitiz Power Corp.	6,956,700	5,051,110
DMCI Holdings, Inc.	13,438,900	2,600,462
Globe Telecom, Inc.	94,725	2,828,465
Manila Electric Co.	800,050	7,648,268
Manila Water Co., Inc.	6,198,600	4,346,613
PLDT, Inc.	291,834	6,305,023
Puregold Price Club, Inc.	6,256,700	3,998,601
Robinsons Land Corp.	12,704,300	3,067,255
Semirara Mining & Power Corp.	3,791,500	2,221,188
Total Philippines		38,066,985
Poland — 3.1%
Asseco Poland SA	212,660	11,898,956
Bank Handlowy w Warszawie SA*	68,833	2,274,275
Bank Polska Kasa Opieki SA	176,368	9,028,870
Budimex SA	42,427	6,541,771
Eurocash SA	1,346,476	3,224,836
Grupa Kety SA	34,971	8,661,098
Orange Polska SA	3,043,558	7,697,854
Powszechna Kasa Oszczednosci Bank Polski SA	1,347,091	28,047,078
Powszechny Zaklad Ubezpieczen SA	200,631	3,497,683
Santander Bank Polska SA	60,505	8,264,342
Text SA	211,776	3,466,358
Total Poland		92,603,121
Romania — 0.5%
NEPI Rockcastle NV*	1,817,906	13,804,680
Russia — 0.0%
Evraz PLC*^	2,288,532	0
GMK Norilskiy Nickel PAO*^	14,851,900	0
Magnit PJSC*^	200,620	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	298,929	0
MMC Norilsk Nickel PJSC, ADR*^	13	0
Mobile TeleSystems PJSC, ADR*^	1,549,581	0
Novolipetsk Steel PJSC*^	5,213,400	0
PhosAgro PJSC*^	95,795	0
PhosAgro PJSC, GDR*^(c)	1,853	0
Polyus PJSC*^	354,780	0
Sberbank of Russia PJSC*^	9,700,476	0
Severstal PAO, GDR*^(c)	775,843	0
Tatneft PJSC*^	1,371,750	0
Tatneft PJSC, ADR*^	3,217	0
Total Russia		0
Saudi Arabia — 6.1%
Abdullah Al Othaim Markets Co.	1,533,972	3,182,056
Alaseel Co.	2,238,868	2,441,533
Arabian Cement Co.	478,719	3,007,231
Eastern Province Cement Co.	333,834	2,773,568
Etihad Etisalat Co.	816,164	12,904,553
First Milling Co.	167,190	2,420,588
Jarir Marketing Co.	2,173,410	7,266,914
Mobile Telecommunications Co. Saudi Arabia	1,498,609	4,299,436
Nahdi Medical Co.	173,297	5,900,554
Qassim Cement Co.	244,900	3,333,461
Riyad Bank	307,617	2,357,262
Riyadh Cement Co.	433,845	3,715,532
SABIC Agri-Nutrients Co.	371,253	10,611,471
Sahara International Petrochemical Co.	663,508	3,506,393
Saudi Arabian Oil Co.(a)	10,602,431	68,751,132
Saudi Aramco Base Oil Co.	194,664	5,304,536
Saudi Cement Co.	348,836	3,681,357
Saudi Electricity Co.	1,645,723	6,450,374
Saudi Investment Bank	520,346	2,014,511
Saudi National Bank	2,385,670	22,975,710
United Electronics Co.	140,361	3,302,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2025

Investments	Shares	Value
Yanbu National Petrochemical Co.	470,430	$3,788,025
Total Saudi Arabia		183,988,919
South Africa — 4.8%
AVI Ltd.	891,438	4,721,731
Barloworld Ltd.	767,154	4,874,128
Equites Property Fund Ltd.	4,495,790	3,825,074
FirstRand Ltd.	3,838,488	16,348,605
Grindrod Ltd.	3,130,765	2,196,843
Growthpoint Properties Ltd.	9,370,456	7,060,303
Hyprop Investments Ltd.	1,621,470	3,901,473
Investec Ltd.	229,256	1,706,205
Kumba Iron Ore Ltd.	235,629	3,779,345
Momentum Group Ltd.	1,237,987	2,388,722
Motus Holdings Ltd.	519,885	2,752,242
Nedbank Group Ltd.	605,613	8,282,717
Netcare Ltd.	4,150,584	3,258,108
Old Mutual Ltd.	987,179	670,479
Omnia Holdings Ltd.	757,729	3,389,714
Redefine Properties Ltd.	26,577,873	6,849,640
Resilient REIT Ltd.	1,409,116	4,781,301
Reunert Ltd.	542,567	1,755,510
Sanlam Ltd.	1,183,369	5,904,443
Standard Bank Group Ltd.	2,067,241	26,467,432
Sun International Ltd.	1,116,166	2,744,055
Tiger Brands Ltd.	386,406	6,933,510
Truworths International Ltd.	1,301,632	5,231,065
Vodacom Group Ltd.	1,190,041	9,154,033
Woolworths Holdings Ltd.	1,720,460	5,010,959
Total South Africa		143,987,637
South Korea — 6.8%
Asia Paper Manufacturing Co. Ltd.	313,037	1,936,766
Binggrae Co. Ltd.	54,534	3,434,640
BNK Financial Group, Inc.	175,519	1,619,155
Cheil Worldwide, Inc.	327,014	4,858,203
DB Insurance Co. Ltd.	23,250	2,124,129
Dongkuk Steel Mill Co. Ltd.	393,968	2,743,998
Dongsuh Cos., Inc.	210,535	4,430,345
Dongwon Industries Co. Ltd.	92,900	3,252,464
GOLFZON Co. Ltd.	44,455	2,203,645
GS Holdings Corp.	140,404	4,853,176
Hana Tour Service, Inc.	90,235	3,663,958
Handsome Co. Ltd.	116,157	1,449,380
Hanil Cement Co. Ltd.	248,695	3,429,323
Hankook & Co. Co. Ltd.	221,263	3,147,784
HD Hyundai Co. Ltd.	106,181	10,188,530
Hite Jinro Co. Ltd.	195,408	2,982,665
Hyundai Motor Co.	222,739	33,585,793
Industrial Bank of Korea	146,778	1,985,897
Innocean Worldwide, Inc.	125,322	1,841,387
JB Financial Group Co. Ltd.	63,576	968,055
K Car Co. Ltd.	174,334	1,973,787
KB Financial Group, Inc.	232,647	19,117,185
KEPCO Plant Service & Engineering Co. Ltd.	112,028	4,988,799
Korean Reinsurance Co.	158,833	1,205,135
KT Corp.	229,041	9,452,863
KT&G Corp.	171,581	16,235,102
LG Uplus Corp.	733,552	7,772,520
Lotte Innovate Co. Ltd.	76,454	1,300,103
Lotte Shopping Co. Ltd.	73,284	4,029,100
LX Hausys Ltd.	56,572	1,272,199
MegaStudyEdu Co. Ltd.	76,154	2,832,640
S-1 Corp.	81,505	4,142,889
Samsung Fire & Marine Insurance Co. Ltd.	10,154	3,265,290
Samsung Securities Co. Ltd.	11,448	624,313
SAMT Co. Ltd.	604,223	1,305,061
SeAH Besteel Holdings Corp.	174,492	4,253,695
SGC Energy Co. Ltd.	84,016	1,528,299
Shinhan Financial Group Co. Ltd.	191,886	8,729,846
SK Telecom Co. Ltd.	297,468	12,497,359
TKG Huchems Co. Ltd.	178,353	2,220,162
Woori Financial Group, Inc.	188,907	3,142,385
Total South Korea		206,588,025
Taiwan — 18.8%
Advancetek Enterprise Co. Ltd.(b)	1,632,000	4,016,870
Alexander Marine Co. Ltd.	247,000	1,619,215
Alltek Technology Corp.	2,319,000	2,949,160
AMPOC Far-East Co. Ltd.	960,000	3,174,586
Apacer Technology, Inc.(b)	1,347,000	2,443,893
Arcadyan Technology Corp.	730,000	5,010,441
Bafang Yunji International Co. Ltd., Class C(b)	579,000	3,498,340
BenQ Materials Corp.	2,469,000	1,990,447
BES Engineering Corp.(b)	8,430,000	3,289,812
Cathay Consolidated, Inc.(b)	608,000	1,789,949
Charoen Pokphand Enterprise	1,384,000	6,040,668
CHC Healthcare Group	1,279,000	1,968,063
CHC Resources Corp.	861,000	2,216,459
Chicony Electronics Co. Ltd.	1,444,386	6,427,844
Chicony Power Technology Co. Ltd.(b)	854,000	3,113,481
ChipMOS Technologies, Inc.	3,142,000	2,898,703
Chong Hong Construction Co. Ltd.	1,242,000	3,613,926
Chun Yuan Steel Industry Co. Ltd.	4,495,000	2,892,852
Cleanaway Co. Ltd.(b)	647,000	4,031,015
Continental Holdings Corp.	3,094,000	2,457,237
CTBC Financial Holding Co. Ltd.(b)	11,358,000	16,991,120
CTCI Corp.(b)	2,477,000	2,208,882
DA CIN Construction Co. Ltd.	1,575,000	3,051,657
Da-Li Development Co. Ltd.(b)	2,493,399	4,135,464
Darfon Electronics Corp.	2,048,000	2,359,140
Elan Microelectronics Corp.	835,000	3,472,973
Ennoconn Corp.	397,000	3,914,008
Eva Airways Corp.(b)	7,211,000	9,849,339
Evergreen Aviation Technologies Corp.	1,034,000	3,716,623
Everlight Electronics Co. Ltd.(b)	1,646,000	3,955,539
Far Eastern Department Stores Ltd.	4,347,000	3,199,387
Farglory Land Development Co. Ltd.(b)	1,487,000	3,262,930
Feng Hsin Steel Co. Ltd.	1,501,000	3,370,724
Flytech Technology Co. Ltd.(b)	1,085,000	4,438,501
Formosa International Hotels Corp.(b)	511,000	3,349,873
Formosa Sumco Technology Corp.	555,000	1,491,425
Fulgent Sun International Holding Co. Ltd.	789,450	2,824,097

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2025

Investments	Shares	Value
Fusheng Precision Co. Ltd.	502,000	$5,103,861
Gemtek Technology Corp.*(b)	2,478,000	2,222,498
Getac Holdings Corp.	1,110,000	4,217,787
Global Brands Manufacture Ltd.	1,637,000	4,998,644
Global Mixed Mode Technology, Inc.	395,000	2,913,957
Goldsun Building Materials Co. Ltd.	3,042,000	4,076,896
Grape King Bio Ltd.	764,000	3,282,281
Greatek Electronics, Inc.	1,640,000	3,239,354
Holy Stone Enterprise Co. Ltd.	1,047,200	2,796,166
Hong TAI Electric Industrial(b)	2,555,000	3,310,515
Hsin Kuang Steel Co. Ltd.	1,908,000	2,563,638
Huaku Development Co. Ltd.*	1,025,200	3,755,183
Hung Ching Development & Construction Co. Ltd.	1,828,000	1,705,224
Iron Force Industrial Co. Ltd.(b)	779,000	2,554,710
ITE Technology, Inc.(b)	700,000	3,378,748
Kindom Development Co. Ltd.(b)	2,081,000	3,590,388
Kung Long Batteries Industrial Co. Ltd.	777,000	3,710,513
L&K Engineering Co. Ltd.	496,000	5,204,163
Lelon Electronics Corp.	1,149,000	2,989,319
Lion Travel Service Co. Ltd.(b)	764,000	4,367,657
Lite-On Technology Corp., ADR(b)	3,244,000	12,271,053
Makalot Industrial Co. Ltd.(b)	604,000	4,879,638
Mayer Steel Pipe Corp.(b)	2,648,000	2,143,818
MediaTek, Inc.(b)	1,957,000	83,741,271
METAAGE Corp.(b)	1,465,000	2,572,727
Nak Sealing Technologies Corp.	554,000	2,152,506
Namchow Holdings Co. Ltd.(b)	1,543,000	2,157,728
Nan Pao Resins Chemical Co. Ltd., Class L	366,000	3,752,465
Nichidenbo Corp.*	1,489,000	3,863,693
Novatek Microelectronics Corp.(b)	1,178,000	21,977,612
Pan German Universal Motors Ltd.*(b)	355,000	3,512,084
Pegatron Corp.(b)	3,176,000	8,349,884
Powertech Technology, Inc.	1,523,000	6,855,898
Primax Electronics Ltd.	1,322,000	3,299,117
Promate Electronic Co. Ltd.(b)	1,115,000	2,912,313
Raydium Semiconductor Corp.(b)	272,000	3,407,915
Sanyang Motor Co. Ltd.(b)	2,039,000	4,334,585
Sercomm Corp.	1,066,000	3,466,726
Sesoda Corp.	2,340,000	2,435,164
Shinkong Insurance Co. Ltd.	174,000	583,733
Sinon Corp.	2,667,000	3,811,696
Sinyi Realty, Inc.	2,024,000	1,739,094
Sitronix Technology Corp.	465,000	3,223,418
Standard Chemical & Pharmaceutical Co. Ltd.	1,459,000	2,846,878
Stark Technology, Inc.	777,000	4,136,091
Sunny Friend Environmental Technology Co. Ltd., Class T	855,000	2,124,914
Sunrex Technology Corp.	1,599,000	2,457,726
Supreme Electronics Co. Ltd.(b)	1,976,299	3,041,032
Swancor Holding Co. Ltd.(b)	779,000	1,869,365
Synnex Technology International Corp.(b)	3,005,000	6,624,743
Systex Corp.	845,000	3,022,816
TaiDoc Technology Corp.(b)	722,000	3,101,842
Taiwan Cogeneration Corp.	2,378,000	3,634,729
Taiwan Fertilizer Co. Ltd.	2,684,000	4,878,831
Taiwan FU Hsing Industrial Co. Ltd.	1,521,000	2,410,732
Taiwan Mobile Co. Ltd.(b)	3,813,000	15,010,783
Taiwan Navigation Co. Ltd.(b)	2,483,000	2,375,731
Taiwan Sakura Corp.	1,153,000	3,374,692
Taiwan Secom Co. Ltd.	1,008,000	3,795,700
Taiwan Surface Mounting Technology Corp.(b)	907,000	3,229,084
Teco Electric & Machinery Co. Ltd.	3,210,000	5,197,624
Thye Ming Industrial Co. Ltd.	1,209,000	2,884,681
Topkey Corp.	447,000	2,869,112
Transcend Information, Inc.	1,084,000	3,729,358
Ttet Union Corp.	674,000	3,507,052
Tung Ho Steel Enterprise Corp.	2,019,000	4,388,830
TXC Corp.	952,000	2,796,166
U-Ming Marine Transport Corp.(b)	1,913,000	3,169,560
United Integrated Services Co. Ltd.	516,000	11,004,656
United Microelectronics Corp.(b)	18,555,000	28,075,140
Universal Cement Corp.(b)	3,174,520	3,026,509
Wah Lee Industrial Corp.	773,000	2,503,279
Weikeng Industrial Co. Ltd.	2,474,000	2,820,218
WNC Corp. /Taiwan(b)	1,174,000	4,882,959
Wowprime Corp.	532,000	4,516,500
Yankey Engineering Co. Ltd.(b)	375,400	5,590,134
Yem Chio Co. Ltd.	4,516,000	2,434,856
Zenitron Corp.	2,460,000	2,863,207
Zero One Technology Co. Ltd.(b)	1,084,000	3,952,006
Zippy Technology Corp.	1,139,000	2,015,826
Zyxel Group Corp.	2,429,000	2,257,543
Total Taiwan		570,881,188
Thailand — 3.0%
AAPICO Hitech PCL, NVDR	2,622,900	1,056,946
AP Thailand PCL, NVDR	12,112,500	2,328,700
Bangchak Corp. PCL, NVDR(b)	2,585,300	2,425,552
Banpu PCL, NVDR	15,723,500	1,944,352
Ichitan Group PCL, NVDR	7,775,300	2,415,674
Land & Houses PCL, NVDR	27,582,400	2,901,736
Major Cineplex Group PCL, NVDR	6,022,100	1,574,587
MBK PCL, NVDR	7,188,900	3,759,336
MC Group PCL, NVDR	6,540,100	1,931,325
Mega Lifesciences PCL, NVDR	2,934,800	2,324,639
MK Restaurants Group PCL, NVDR(b)	3,445,700	1,558,097
Northeast Rubber PCL, NVDR	15,646,225	1,963,674
One Enterprise Public Co. Ltd., NVDR	13,713,500	843,681
Prima Marine PCL, NVDR(b)	10,902,600	1,894,865
PTT Exploration & Production PCL, NVDR(b)	4,380,300	14,754,269
PTT PCL, NVDR	15,018,500	13,859,499
Quality Houses PCL, NVDR	80,138,400	3,155,371
Rojana Industrial Park PCL, NVDR	11,563,500	1,550,870
Sabina PCL, NVDR	3,563,300	1,644,157
Sansiri PCL, NVDR	75,025,200	2,954,043
SC Asset Corp. PCL, NVDR	32,603,900	1,604,683
SCB X PCL, NVDR	352,900	1,275,526
Siam City Cement PCL, NVDR	626,300	2,745,345

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2025

Investments	Shares	Value
Taokaenoi Food & Marketing PCL, Class R, NVDR	9,173,000	$1,467,285
Thai Oil PCL, NVDR(b)	3,686,000	3,061,391
Thai Vegetable Oil PCL, NVDR	4,474,915	2,932,001
Tipco Asphalt PCL, NVDR	5,741,200	2,401,825
TMBThanachart Bank PCL, NVDR	20,932,400	1,216,972
TTW PCL, NVDR	15,467,877	4,115,727
WHA Utilities & Power PCL, NVDR	19,213,600	1,903,112
Total Thailand		89,565,240
Turkey — 1.2%
Aygaz AS	614,498	1,976,598
Bogazici Beton Sanayi Ve Ticaret AS	2,137,411	1,109,701
Enerjisa Enerji AS(a)	1,750,104	2,572,809
Galata Wind Enerji AS	2,875,108	1,634,311
KOC Holding AS	1,859,099	7,194,674
Logo Yazilim Sanayi ve Ticaret AS	901,611	3,602,502
Sok Marketler Ticaret AS	2,282,222	1,995,837
Torunlar Gayrimenkul Yatirim Ortakligi AS	2,090,122	3,511,243
Turkiye Petrol Rafinerileri AS(b)	3,279,489	11,537,775
Vestel Beyaz Esya Sanayi ve Ticaret AS	4,928,184	1,165,371
Total Turkey		36,300,821
United States — 0.3%
JBS NV, BDR*	720,764	10,328,410
TOTAL COMMON STOCKS (Cost: $2,759,139,411)		3,004,184,226
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree Global High Dividend Fund(d) (Cost: $358,935)	6,634	378,885
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(e) (Cost: $994,059)	994,059	994,059
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 5.0%
United States — 5.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e)	132,027,701	132,027,701
WisdomTree Government Money Market Digital Fund, 4.10%(d)(e)	18,090,000	18,090,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $150,117,701)		150,117,701
TOTAL INVESTMENTS IN SECURITIES — 104.2% (Cost: $2,910,610,106)		3,155,674,871
Other Liabilities less Assets — (4.2)%		(126,959,676)
NET ASSETS — 100.0%		$3,028,715,195

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $127,518,624 and the total market value of the collateral held by the Fund was $153,081,147 (may include collateral for pending security loans). The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,963,446.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
CLP	Chilean peso
INR	Indian rupee
PHP	Philippines peso
USD	United States dollar

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income	Securities Lending Income
WisdomTree Global High Dividend Fund	$445,612	$2,004,484	$2,120,442	$45,242	$3,989	$378,885	$37,479	$—
WisdomTree Government Money Market Digital Fund	—	23,800,000	5,710,000	—	—	18,090,000	—	50,068
Total	$445,612	$25,804,484	$7,830,442	$45,242	$3,989	$18,468,885	$37,479	$50,068

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNY Mellon	6/30/2025	117,957,904	CLP	124,823	USD	$1,548	$–
BNY Mellon	6/30/2025	6,358,807	PHP	112,771	USD	114	–
BNY Mellon	6/30/2025	642,046	USD	54,894,962	INR	1,947	–
BNY Mellon	6/30/2025	2,713	USD	231,990	INR	8	–
						$3,617	$–

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	3,004,184,226	–	–		3,004,184,226
Exchange-Traded Fund	378,885	–	–		378,885
Mutual Fund	–	994,059	–		994,059
Investment of Cash Collateral for Securities Loaned	–	150,117,701	–		150,117,701
Total Investments in Securities	$3,004,563,111	$151,111,760	$0		$3,155,674,871
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$3,617	$–		$3,617
Total - Net	$3,004,563,111	$151,115,377	$0		$3,155,678,488

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 97.3%
Brazil — 6.2%
Ambev SA	174,800	$426,603
BB Seguridade Participacoes SA	104,545	685,748
BRF SA	58,165	214,635
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	22,859	498,950
CPFL Energia SA	91,748	686,868
Embraer SA	14,301	201,786
Rede D'Or Sao Luiz SA(a)	64,213	416,725
Suzano SA	48,542	455,461
Telefonica Brasil SA	106,992	605,547
TIM SA	194,458	785,621
TOTVS SA	119,032	920,571
Vibra Energia SA	129,275	513,040
WEG SA	37,488	293,840
Total Brazil		6,705,395
Chile — 2.2%
Banco de Credito & Inversiones SA	14,599	615,288
Cencosud SA	130,202	442,178
Empresas Copec SA	73,796	501,553
Enel Americas SA	4,028,419	391,653
Latam Airlines Group SA	21,898,414	442,461
Total Chile		2,393,133
China — 15.3%
Alibaba Group Holding Ltd.	51,500	720,344
Anhui Gujing Distillery Co. Ltd., Class B	47,600	636,688
BOC Aviation Ltd.(a)	81,800	677,325
Bosideng International Holdings Ltd.	1,624,000	959,918
China Resources Pharmaceutical Group Ltd.(a)	383,000	249,804
China Resources Power Holdings Co. Ltd.(b)	358,000	863,760
Fuyao Glass Industry Group Co. Ltd., Class H(a)	148,000	1,056,739
Geely Automobile Holdings Ltd.	77,000	156,550
Hansoh Pharmaceutical Group Co. Ltd.(a)	302,000	1,144,522
Huaneng Power International, Inc., Class H	1,520,000	979,771
Kunlun Energy Co. Ltd.	304,000	295,093
NetEase, Inc.	11,200	301,045
New China Life Insurance Co. Ltd., Class H	48,900	266,302
People's Insurance Co. Group of China Ltd., Class H	447,000	339,948
Pop Mart International Group Ltd.(a)	64,400	2,187,139
Tencent Holdings Ltd.	52,900	3,389,643
Tingyi Cayman Islands Holding Corp.	100,000	146,497
Vipshop Holdings Ltd., ADR	59,798	899,960
Want Want China Holdings Ltd.	1,533,000	1,070,171
Yum China Holdings, Inc.	6,830	305,369
Total China		16,646,588
Czech Republic — 0.5%
CEZ AS	9,443	552,932
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC	61,493	533,476
India — 18.5%
Alkem Laboratories Ltd.	9,045	520,910
Apollo Hospitals Enterprise Ltd.	5,529	466,896
Asian Paints Ltd.	17,688	482,852
Aurobindo Pharma Ltd.*	31,491	416,698
Bharat Petroleum Corp. Ltd.	93,061	360,210
Bharti Airtel Ltd.	23,341	546,946
Britannia Industries Ltd.	7,845	535,227
Cipla Ltd.	28,080	493,070
Colgate-Palmolive India Ltd.	10,257	287,892
Divi's Laboratories Ltd.	5,598	444,491
Dr. Reddy’s Laboratories Ltd.	36,074	539,806
Eicher Motors Ltd.	8,987	592,758
Havells India Ltd.	19,396	350,806
HCL Technologies Ltd.	52,754	1,063,323
Hero MotoCorp Ltd.	12,168	601,178
Hindalco Industries Ltd.	45,474	367,382
Hindustan Unilever Ltd.	10,703	286,370
Indus Towers Ltd.*	91,209	447,856
Infosys Ltd.	27,160	507,286
InterGlobe Aviation Ltd.*(a)	5,514	384,263
ITC Ltd.	97,976	475,771
Jubilant Foodworks Ltd.	47,600	389,525
Lupin Ltd.	17,784	401,882
Mankind Pharma Ltd.*	8,817	238,499
Marico Ltd.	56,917	479,408
Maruti Suzuki India Ltd.	4,129	597,010
MRF Ltd.	335	556,094
Nestle India Ltd.	16,221	466,297
Page Industries Ltd.	965	555,978
Persistent Systems Ltd.	7,438	523,982
PI Industries Ltd.	10,786	516,246
Pidilite Industries Ltd.	15,251	543,175
State Bank of India	53,960	516,162
Sun Pharmaceutical Industries Ltd.	24,752	483,640
Tata Consultancy Services Ltd.	23,124	933,481
Tata Motors Ltd.	56,249	451,251
Tech Mahindra Ltd.	37,927	746,069
Torrent Pharmaceuticals Ltd.	11,927	473,993
Voltas Ltd.	14,890	228,159
Wipro Ltd.	115,284	357,547
Zydus Lifesciences Ltd.	38,082	439,590
Total India		20,069,979
Indonesia — 2.6%
Astra International Tbk. PT	1,748,900	484,758
Bank Central Asia Tbk. PT	916,500	489,722
Bank Mandiri Persero Tbk. PT	1,203,200	361,664
Charoen Pokphand Indonesia Tbk. PT	321,500	93,074
Indofood CBP Sukses Makmur Tbk. PT	331,400	214,333
Indofood Sukses Makmur Tbk. PT	841,100	420,939
Kalbe Farma Tbk. PT	1,950,400	183,207
United Tractors Tbk. PT	416,100	549,759
Total Indonesia		2,797,456
Malaysia — 4.4%
AMMB Holdings Bhd.	561,200	679,758

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2025

Investments	Shares	Value
IHH Healthcare Bhd.	312,400	$506,013
Malayan Banking Bhd.	297,100	684,448
Petronas Gas Bhd.	112,400	470,369
Public Bank Bhd.	744,800	762,401
QL Resources Bhd.	384,800	420,396
RHB Bank Bhd.	428,000	640,399
Sime Darby Bhd.	35,800	14,029
Telekom Malaysia Bhd.	401,200	624,121
Total Malaysia		4,801,934
Mexico — 3.0%
Arca Continental SAB de CV	24,659	258,872
Cemex SAB de CV, Series CPO	321,533	220,403
Coca-Cola Femsa SAB de CV	35,566	342,294
Gruma SAB de CV, Class B	15,911	272,682
Grupo Aeroportuario del Centro Norte SAB de CV	17,718	231,182
Grupo Aeroportuario del Sureste SAB de CV, Class B	9,761	309,513
Grupo Financiero Banorte SAB de CV, Class O	30,400	276,001
Industrias Penoles SAB de CV*	5,740	158,524
Kimberly-Clark de Mexico SAB de CV, Class A	221,881	403,196
Promotora y Operadora de Infraestructura SAB de CV	43,616	488,129
Qualitas Controladora SAB de CV	30,300	309,047
Total Mexico		3,269,843
Philippines — 1.8%
BDO Unibank, Inc.	150,925	409,397
International Container Terminal Services, Inc.	52,010	379,480
Manila Electric Co.	29,480	281,821
PLDT, Inc.	23,690	511,819
SM Investments Corp.	27,170	420,597
Total Philippines		2,003,114
Poland — 3.5%
mBank SA*	3,667	809,759
ORLEN SA	18,786	426,795
PGE Polska Grupa Energetyczna SA*	90,339	285,110
Powszechna Kasa Oszczednosci Bank Polski SA	38,616	804,004
Powszechny Zaklad Ubezpieczen SA	46,858	816,895
Santander Bank Polska SA	4,770	651,531
Total Poland		3,794,094
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	2,900	0
LUKOIL PJSC*^	67	0
LUKOIL PJSC, ADR*^	46	0
Magnit PJSC*^	32	0
MMC Norilsk Nickel PJSC, ADR*^	11	0
Mobile TeleSystems PJSC, ADR*^	1,696	0
Novolipetsk Steel PJSC*^	3,110	0
PhosAgro PJSC*^	178	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	590	0
Rosneft Oil Co. PJSC*^	1,588	0
Sberbank of Russia PJSC*^	28,416	0
Severstal PAO, GDR*^(c)	475	0
VTB Bank PJSC*^	3,307	0
X5 Retail Group NV, GDR*^(c)	223	0
Total Russia		0
South Africa — 3.6%
Bid Corp. Ltd.	17,433	458,533
Bidvest Group Ltd.	21,608	283,936
Clicks Group Ltd.	11,993	250,371
Discovery Ltd.	36,116	436,532
FirstRand Ltd.	108,893	463,789
Gold Fields Ltd.	5,229	122,339
Harmony Gold Mining Co. Ltd.	8,296	114,283
OUTsurance Group Ltd.	140,650	619,940
Sasol Ltd.*	32,007	141,851
Standard Bank Group Ltd.	46,613	596,798
Vodacom Group Ltd.	56,052	431,163
Total South Africa		3,919,535
South Korea — 11.7%
Coway Co. Ltd.	4,464	320,180
DB Insurance Co. Ltd.	5,635	514,816
HD Hyundai Co. Ltd.	1,660	159,284
HD Hyundai Heavy Industries Co. Ltd.*	433	137,478
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	617	167,325
Hyundai Glovis Co. Ltd.	2,110	210,750
Hyundai Motor Co.	15,520	2,340,190
Hyundai Rotem Co. Ltd.	4,303	626,511
KB Financial Group, Inc.	3,425	281,441
Korea Electric Power Corp.	21,444	624,444
Krafton, Inc.*	2,284	614,324
KT&G Corp.	593	56,110
LG Innotek Co. Ltd.	2,867	313,127
LG Uplus Corp.	92,709	982,320
NAVER Corp.	2,592	504,149
NH Investment & Securities Co. Ltd.	49,532	733,658
Orion Corp.	4,005	322,869
Samsung Electronics Co. Ltd.	10,487	464,673
Samsung Fire & Marine Insurance Co. Ltd.	1,206	387,822
Samsung Heavy Industries Co. Ltd.*	9,799	121,689
Samsung SDS Co. Ltd.	5,255	660,379
Shinhan Financial Group Co. Ltd.	7,141	324,879
SK Hynix, Inc.	3,851	833,204
SK Telecom Co. Ltd.	14,084	591,703
Woori Financial Group, Inc.	27,285	453,874
Total South Korea		12,747,199
Taiwan — 17.9%
Asustek Computer, Inc.	28,000	617,281
China Airlines Ltd.	451,000	333,479
Compal Electronics, Inc.	226,000	224,360
Elite Material Co. Ltd.	14,000	422,703
Eva Airways Corp.	229,000	312,786
Evergreen Marine Corp. Taiwan Ltd.	23,000	156,682

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2025

Investments	Shares	Value
Far Eastern New Century Corp.	338,000	$380,672
Far EasTone Telecommunications Co. Ltd.	241,000	739,203
Fubon Financial Holding Co. Ltd.	178,000	531,953
International Games System Co. Ltd.	10,000	293,715
Largan Precision Co. Ltd.	6,000	488,840
Novatek Microelectronics Corp.	42,000	783,582
PharmaEssentia Corp.*	6,000	112,556
President Chain Store Corp.	33,000	289,761
Realtek Semiconductor Corp.	32,000	621,115
Synnex Technology International Corp.	318,000	701,054
Taiwan Mobile Co. Ltd.	160,000	629,878
Taiwan Semiconductor Manufacturing Co. Ltd.	287,500	10,432,357
TCC Group Holdings Co. Ltd.	506,000	441,702
Uni-President Enterprises Corp.	146,000	404,834
Wan Hai Lines Ltd.	31,000	94,447
Zhen Ding Technology Holding Ltd.	135,000	464,450
Total Taiwan		19,477,410
Thailand — 3.6%
Bangkok Dusit Medical Services PCL, NVDR	389,200	249,021
Bumrungrad Hospital PCL, NVDR	2,400	10,299
Charoen Pokphand Foods PCL, NVDR	347,000	245,503
CP ALL PCL, NVDR	219,100	296,548
Delta Electronics Thailand PCL, NVDR	106,000	313,023
Kasikornbank PCL, NVDR	154,100	727,630
Krung Thai Bank PCL, NVDR	929,600	609,082
PTT Exploration & Production PCL, NVDR	12,200	41,094
SCB X PCL, NVDR	204,000	737,340
TMBThanachart Bank PCL, NVDR	11,884,600	690,949
Total Thailand		3,920,489
Turkey — 1.6%
Akbank TAS	320,592	549,446
Aselsan Elektronik Sanayi ve Ticaret AS	60,326	228,609
BIM Birlesik Magazalar AS	13,650	169,710
Pegasus Hava Tasimaciligi AS*	39,857	257,410
Turk Hava Yollari AO	2,858	20,361
Turkcell Iletisim Hizmetleri AS	163,389	394,784
Turkiye Is Bankasi AS, Class C	324,467	108,853
Total Turkey		1,729,173
United Kingdom — 0.1%
Anglogold Ashanti PLC	3,641	164,090
United States — 0.3%
JBS NV, BDR*	20,951	300,224
TOTAL COMMON STOCKS
(Cost: $93,453,176)		105,826,064
PREFERRED STOCKS — 2.4%
Brazil — 2.4%
Banco Bradesco SA, 7.52%	254,775	785,632
Cia Energetica de Minas Gerais, 17.40%	223,451	442,165
Cia Paranaense de Energia - Copel	229,930	524,919
Itau Unibanco Holding SA, 6.74%	102,060	690,953
Petroleo Brasileiro SA - Petrobras, 10.54%	22,656	130,261
TOTAL PREFERRED STOCKS
(Cost: $2,112,272)		2,573,930
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)
(Cost: $76,927)	76,927	76,927
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $254,000)	254,000	254,000
TOTAL INVESTMENTS IN SECURITIES — 100.0%
(Cost: $95,896,375)		108,730,921
Other Liabilities less Assets — 0.0%		(28,679)
NET ASSETS — 100.0%		$108,702,242

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $241,274 and the total market value of the collateral held by the Fund was $254,000.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2025

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CLP	Chilean peso
CZK	Czech koruna
HKD	Hong Kong dollar
HUF	Hungary forint
INR	Indian rupee
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
PLN	Polish zloty
THB	Thai baht
TRY	Turkish lira
USD	United States dollar
ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	129,026	USD	2,835,241	CZK	$–	$(5,622)
Citibank NA	7/3/2025	539,970,614	CLP	576,892	USD	1,591	–
Citibank NA	7/3/2025	3,916,611,091	KRW	2,888,654	USD	13,578	–
Citibank NA	7/3/2025	2,455,625	USD	14,059,188	BRL	–	(119,697)
Citibank NA	7/3/2025	2,179,862	USD	2,989,528,481	KRW	–	(35,396)
Citibank NA	7/3/2025	855,788	USD	3,204,760	PLN	–	(31,015)
Citibank NA	8/5/2025	597,572	USD	559,315,910	CLP	–	(1,659)
Citibank NA	8/5/2025	5,040,798	USD	431,832,606	INR	12,402	–
Citibank NA	8/5/2025	3,247,797	USD	4,394,886,890	KRW	–	(15,608)
Goldman Sachs	7/3/2025	104,330	BRL	18,798	USD	313	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	7/3/2025	4,550,878	CLP	4,864	USD	$12		$–
Goldman Sachs	7/3/2025	22,796	CZK	1,071	USD	12		–
Goldman Sachs	7/3/2025	39,881,949	HUF	117,467	USD	–		(347)
Goldman Sachs	7/3/2025	354,444	HUF	1,027	USD	14		–
Goldman Sachs	7/3/2025	32,595,946	KRW	23,909	USD	245		–
Goldman Sachs	7/3/2025	11,436,849	MXN	606,892	USD	–		(1,572)
Goldman Sachs	7/3/2025	125,754	MXN	6,642	USD	14		–
Goldman Sachs	7/3/2025	2,032,789	MYR	481,704	USD	1,102		–
Goldman Sachs	7/3/2025	42,208	MYR	9,925	USD	99		–
Goldman Sachs	7/3/2025	25,885	PLN	7,080	USD	83		–
Goldman Sachs	7/3/2025	35,877,632	THB	1,102,862	USD	849		–
Goldman Sachs	7/3/2025	302,734	TRY	7,560	USD	40		–
Goldman Sachs	7/3/2025	701,058	USD	959,678,556	KRW	–		(10,069)
Goldman Sachs	7/3/2025	1,673,267	USD	7,064,532	MYR	–		(4,623)
Goldman Sachs	7/3/2025	152,760	ZAR	8,587	USD	8		–
Goldman Sachs	8/5/2025	132,782	USD	45,158,521	HUF	392		–
Goldman Sachs	8/5/2025	815,662	USD	15,425,733	MXN	2,062		–
Goldman Sachs	8/5/2025	993,308	USD	32,252,004	THB	–		(1,257)
HSBC Holdings PLC	7/2/2025	28,663	USD	225,000	HKD	0	^	–
HSBC Holdings PLC	7/3/2025	3,066,108	PLN	848,708	USD	–		(272)
HSBC Holdings PLC	7/3/2025	281,312	THB	8,632	USD	22		–
HSBC Holdings PLC	7/3/2025	31,915,265	TRY	798,198	USD	3,040		–
HSBC Holdings PLC	7/3/2025	118,494	USD	42,250,351	HUF	–		(5,581)
HSBC Holdings PLC	7/3/2025	805,758	USD	32,650,810	TRY	–		(13,946)
HSBC Holdings PLC	7/3/2025	766,260	USD	13,712,970	ZAR	–		(5,316)
HSBC Holdings PLC	8/5/2025	929,475	USD	3,360,540	PLN	333		–
HSBC Holdings PLC	8/5/2025	791,274	USD	32,709,103	TRY	–		(6,141)
Morgan Stanley & Co. International	7/3/2025	2,694,771	CZK	127,955	USD	23		–
Morgan Stanley & Co. International	7/3/2025	4,989,535	MYR	1,183,757	USD	1,302		–
Morgan Stanley & Co. International	7/3/2025	613,534	USD	11,863,717	MXN	–		(14,379)
Morgan Stanley & Co. International	7/3/2025	1,112,135	USD	36,158,944	THB	–		(230)
Morgan Stanley & Co. International	7/3/2025	13,438,062	ZAR	757,673	USD	–		(1,565)
Morgan Stanley & Co. International	8/5/2025	132,782	USD	2,793,518	CZK	–		(17)
Morgan Stanley & Co. International	8/5/2025	1,210,870	USD	5,096,550	MYR	–		(1,055)
Morgan Stanley & Co. International	8/5/2025	1,016,190	USD	18,067,245	ZAR	2,097		–
UBS AG	7/3/2025	13,954,858	BRL	2,548,367	USD	7,843		–
UBS AG	7/3/2025	581,735	USD	544,521,492	CLP	–		(1,623)
UBS AG	8/5/2025	2,372,345	USD	13,089,415	BRL	–		(6,897)
						$47,476		$(283,887)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Multifactor Fund (EMMF)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	105,826,064	–	–		105,826,064
Preferred Stocks	2,573,930	–	–		2,573,930
Mutual Fund	–	76,927	–		76,927
Investment of Cash Collateral for Securities Loaned	–	254,000	–		254,000
Total Investments in Securities	$108,399,994	$330,927	$0		$108,730,921
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$47,476	$–		$47,476
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(283,887)	$–		$(283,887)
Total - Net	$108,399,994	$94,516	$0		$108,494,510

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 4.6%
Ambev SA	78,305	$191,105
Banco do Brasil SA	48,959	198,156
BB Seguridade Participacoes SA	36,791	241,325
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	33,929	740,578
CPFL Energia SA	46,756	350,037
Motiva Infraestrutura de Mobilidade SA	180,580	456,260
Petroleo Brasileiro SA - Petrobras	55,014	343,620
Raia Drogasil SA	36,047	99,862
Rede D'Or Sao Luiz SA(a)	64,596	419,211
TIM SA	152,078	614,403
TOTVS SA	21,562	166,756
Ultrapar Participacoes SA	900	2,892
Vale SA	59,305	572,095
Vibra Energia SA	297,911	1,182,288
WEG SA	55,861	437,853
Total Brazil		6,016,441
Chile — 0.3%
Banco de Chile	2,823,795	426,250
China — 0.3%
Airtac International Group	12,786	381,234
Czech Republic — 0.3%
Moneta Money Bank AS(a)	51,356	353,149
Hungary — 0.3%
Richter Gedeon Nyrt	12,669	372,067
India — 32.1%
ABB India Ltd.	5,936	420,871
Adani Ports & Special Economic Zone Ltd.	52,406	886,185
APL Apollo Tubes Ltd.	50,783	1,029,813
Apollo Hospitals Enterprise Ltd.	4,343	366,745
Ashok Leyland Ltd.	79,477	232,528
Asian Paints Ltd.	10,330	281,991
Astral Ltd.	8,368	147,026
Bajaj Auto Ltd.	5,685	555,242
Bajaj Finserv Ltd.	11,476	275,124
Bank of Baroda	52,088	151,101
Bharat Electronics Ltd.	237,309	1,166,345
Bharat Forge Ltd.	7,734	117,967
Bharat Petroleum Corp. Ltd.	85,506	330,967
Bharti Airtel Ltd.	24,479	573,612
Bosch Ltd.	453	172,622
Britannia Industries Ltd.	6,626	452,061
Cipla Ltd.	52,528	922,364
Coal India Ltd.	74,248	339,337
Colgate-Palmolive India Ltd.	13,730	385,372
Container Corp. of India Ltd.	20,378	180,541
Cummins India Ltd.	9,096	360,552
Dabur India Ltd.	15,628	88,427
Dixon Technologies India Ltd.	1,393	243,369
DLF Ltd.	16,401	160,223
Dr. Reddy’s Laboratories Ltd.	19,439	290,882
Eicher Motors Ltd.	4,839	319,168
GAIL India Ltd.	485,282	1,079,888
Havells India Ltd.	8,229	148,834
HCL Technologies Ltd.	22,823	460,026
HDFC Asset Management Co. Ltd.(a)	6,219	376,490
HDFC Bank Ltd.	64,056	1,494,964
Hero MotoCorp Ltd.	5,193	256,568
Hindalco Industries Ltd.	48,611	392,725
Hindustan Aeronautics Ltd.	4,139	235,029
Hindustan Petroleum Corp. Ltd.	282,589	1,443,425
Hindustan Unilever Ltd.	17,753	475,000
ICICI Bank Ltd.	60,213	1,015,111
ICICI Lombard General Insurance Co. Ltd.(a)	7,876	187,367
Indian Hotels Co. Ltd.	59,358	526,235
Indian Oil Corp. Ltd.	91,383	156,596
Indian Railway Catering & Tourism Corp. Ltd.	15,692	142,996
IndusInd Bank Ltd.*	14,751	150,004
Info Edge India Ltd.	71,145	1,234,668
Infosys Ltd.	57,999	1,083,288
ITC Ltd.	105,507	512,341
Kotak Mahindra Bank Ltd.	19,716	497,383
Larsen & Toubro Ltd.	17,678	756,468
LTIMindtree Ltd.(a)	2,356	146,069
Lupin Ltd.	10,763	243,222
Mahindra & Mahindra Ltd.	16,775	622,647
Marico Ltd.	27,982	235,690
Maruti Suzuki India Ltd.	4,175	603,661
MRF Ltd.	204	338,636
Nestle India Ltd.	20,098	577,747
NMDC Ltd.	144,673	118,087
NTPC Ltd.	145,451	567,998
Oil & Natural Gas Corp. Ltd.	109,590	312,068
Oracle Financial Services Software Ltd.	1,557	163,144
Persistent Systems Ltd.	5,184	365,195
Petronet LNG Ltd.	75,102	264,381
Phoenix Mills Ltd.	13,114	238,808
PI Industries Ltd.	4,797	229,597
Pidilite Industries Ltd.	14,363	511,548
Polycab India Ltd.	2,590	197,844
Power Grid Corp. of India Ltd.	221,463	774,449
Punjab National Bank	395,963	510,190
Reliance Industries Ltd.	103,230	1,806,284
Samvardhana Motherson International Ltd.	511,737	923,883
SBI Cards & Payment Services Ltd.	24,276	269,793
Shree Cement Ltd.	1,376	497,869
Siemens Ltd.	7,479	283,558
Solar Industries India Ltd.	1,895	388,855
Sona Blw Precision Forgings Ltd.(a)	22,957	128,852
State Bank of India	60,461	578,349
Sun Pharmaceutical Industries Ltd.	36,206	707,444
Supreme Industries Ltd.	2,394	122,586
Tata Consultancy Services Ltd.	20,860	842,086
Tata Consumer Products Ltd.	22,517	288,525
Tata Elxsi Ltd.	1,817	133,690
Tata Motors Ltd.	37,644	301,995
Tech Mahindra Ltd.	30,262	595,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2025

Investments	Shares	Value
Thermax Ltd.	3,591	$143,175
Titan Co. Ltd.*	8,109	348,925
Torrent Pharmaceuticals Ltd.	12,103	480,987
Torrent Power Ltd.	10,014	171,368
Trent Ltd.	9,216	668,149
Tube Investments of India Ltd.	10,418	377,677
TVS Motor Co. Ltd.	25,508	867,915
UltraTech Cement Ltd.	4,753	670,220
Varun Beverages Ltd.	110,430	589,170
Zydus Lifesciences Ltd.	15,110	174,419
Total India		42,457,885
Indonesia — 2.0%
Astra International Tbk. PT	133,700	37,059
Bank Central Asia Tbk. PT	1,091,900	583,445
Bank Mandiri Persero Tbk. PT	1,072,700	322,438
Bank Negara Indonesia Persero Tbk. PT	561,800	142,569
Bank Rakyat Indonesia Persero Tbk. PT	995,900	229,422
Charoen Pokphand Indonesia Tbk. PT	1,907,900	552,333
Sumber Alfaria Trijaya Tbk. PT	1,692,000	249,084
United Tractors Tbk. PT	342,600	452,650
Total Indonesia		2,569,000
Malaysia — 2.9%
AMMB Holdings Bhd.	235,700	285,494
CIMB Group Holdings Bhd.	405,400	653,762
IHH Healthcare Bhd.	169,300	274,225
Mr. DIY Group M Bhd.(a)	359,800	140,143
Nestle Malaysia Bhd.	3,900	71,062
Petronas Dagangan Bhd.	71,600	365,950
Press Metal Aluminium Holdings Bhd.	299,100	367,970
Public Bank Bhd.	400,400	409,862
QL Resources Bhd.	454,650	496,708
Sime Darby Bhd.	392,900	153,969
Telekom Malaysia Bhd.	237,500	369,463
YTL Corp. Bhd.	189,900	104,636
YTL Power International Bhd.	174,100	164,569
Total Malaysia		3,857,813
Mexico — 4.9%
Arca Continental SAB de CV	68,746	721,702
Cemex SAB de CV, Series CPO	723,317	495,816
Coca-Cola Femsa SAB de CV	89,079	857,312
Gruma SAB de CV, Class B	21,474	368,020
Grupo Aeroportuario del Centro Norte SAB de CV	35,980	469,462
Grupo Aeroportuario del Pacifico SAB de CV, Class B	41,269	940,917
Grupo Aeroportuario del Sureste SAB de CV, Class B	17,220	546,032
Grupo Carso SAB de CV, Series A1	22,478	159,174
Grupo Comercial Chedraui SA de CV	50,353	397,131
Kimberly-Clark de Mexico SAB de CV, Class A	39,836	72,389
Prologis Property Mexico SA de CV	114,258	428,921
Promotora y Operadora de Infraestructura SAB de CV	72,252	808,609
Wal-Mart de Mexico SAB de CV	73,188	240,770
Total Mexico		6,506,255
Philippines — 3.2%
Ayala Land, Inc.	512,100	245,459
Bank of the Philippine Islands	178,130	411,093
BDO Unibank, Inc.	89,437	242,606
International Container Terminal Services, Inc.	185,750	1,355,286
Jollibee Foods Corp.	33,190	127,268
Manila Electric Co.	88,780	848,713
Metropolitan Bank & Trust Co.	193,580	249,149
PLDT, Inc.	7,200	155,555
SM Investments Corp.	15,570	241,027
SM Prime Holdings, Inc.	337,900	140,667
Universal Robina Corp.	156,930	249,478
Total Philippines		4,266,301
Poland — 4.2%
Bank Polska Kasa Opieki SA	18,097	926,446
CD Projekt SA	7,050	547,808
KGHM Polska Miedz SA*	27,520	981,620
LPP SA	117	474,961
ORLEN SA	46,271	1,051,221
Powszechna Kasa Oszczednosci Bank Polski SA	66,708	1,388,892
Santander Bank Polska SA	1,426	194,776
Total Poland		5,565,724
Romania — 0.2%
NEPI Rockcastle NV*	36,769	279,214
Russia — 0.0%
GMK Norilskiy Nickel PAO*^	99,300	0
MMC Norilsk Nickel PJSC, ADR*^	3	0
Mobile TeleSystems PJSC, ADR*^	24,869	0
Novolipetsk Steel PJSC*^	71,650	0
PhosAgro PJSC*^	2,975	0
PhosAgro PJSC, GDR*^(b)	60	0
Polyus PJSC*^	13,340	0
Severstal PAO, GDR*^(b)	8,497	0
Surgutneftegas PAO*^	341,560	0
Surgutneftegas PJSC, ADR*^	749	0
TCS Group Holding PLC, GDR*^(b)	2,248	0
Total Russia		0
Saudi Arabia — 4.2%
Alinma Bank	45,732	327,032
Arab National Bank	84,908	491,722
Arabian Internet & Communications Services Co.	402	28,554
Bupa Arabia for Cooperative Insurance Co.	5,361	254,578
Co. for Cooperative Insurance	21,406	901,786
Dallah Healthcare Co.	5,329	185,567
Dr. Sulaiman Al Habib Medical Services Group Co.	3,758	271,742
Elm Co.	1,199	320,170
Etihad Etisalat Co.	36,405	575,608
Mouwasat Medical Services Co.	7,343	147,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2025

Investments	Shares	Value
Nahdi Medical Co.	1,656	$56,385
Riyad Bank	18,758	143,742
Saudi Awwal Bank	20,373	183,061
Saudi Investment Bank	92,210	356,989
Saudi National Bank	63,283	609,461
Saudi Telecom Co.	51,141	580,066
Savola Group*	6,532	48,313
Total Saudi Arabia		5,482,497
South Africa — 3.5%
Bid Corp. Ltd.	24,759	651,226
Bidvest Group Ltd.	19,883	261,269
Capitec Bank Holdings Ltd.	2,688	537,102
Clicks Group Ltd.	13,782	287,719
FirstRand Ltd.	101,543	432,485
Harmony Gold Mining Co. Ltd.	24,401	336,139
Kumba Iron Ore Ltd.	8,507	136,447
OUTsurance Group Ltd.	190,696	840,527
Shoprite Holdings Ltd.	24,809	386,627
Standard Bank Group Ltd.	58,515	749,183
Total South Africa		4,618,724
South Korea — 10.3%
Amorepacific Corp.	1,248	126,409
DB Insurance Co. Ltd.	5,210	475,988
Hanjin Kal Corp.	3,335	292,084
Hanmi Pharm Co. Ltd.	1,494	316,600
Hanmi Semiconductor Co. Ltd.	3,408	257,570
Hanwha Aerospace Co. Ltd.	1,155	725,726
HD Hyundai Electric Co. Ltd.	1,378	517,669
Hyundai Glovis Co. Ltd.	7,882	787,266
Hyundai Motor Co.	4,679	705,525
Korea Aerospace Industries Ltd.	5,440	361,968
KT Corp.	9,868	407,267
LG Electronics, Inc.	4,435	242,518
LG Innotek Co. Ltd.	1,365	149,082
LS Electric Co. Ltd.	2,650	587,100
Meritz Financial Group, Inc.	5,153	429,544
NAVER Corp.	2,348	456,691
Orion Corp.	2,718	219,116
Posco DX Co. Ltd.	5,709	99,197
Posco International Corp.	3,776	139,054
Samsung Electronics Co. Ltd.	91,933	4,073,498
Samsung Fire & Marine Insurance Co. Ltd.	978	314,502
Samsung Life Insurance Co. Ltd.	3,990	376,649
Yuhan Corp.	20,817	1,607,240
Total South Korea		13,668,263
Taiwan — 22.2%
Accton Technology Corp.	40,000	999,589
Advantech Co. Ltd.(c)	31,280	364,070
Alchip Technologies Ltd.	4,000	423,798
Asia Vital Components Co. Ltd.(c)	23,000	584,999
Cheng Shin Rubber Industry Co. Ltd.	111,000	143,633
CTBC Financial Holding Co. Ltd.	409,000	611,848
E.Sun Financial Holding Co. Ltd.(c)	463,000	520,661
Eclat Textile Co. Ltd.*(c)	23,000	322,813
Eva Airways Corp.	242,000	330,542
Far EasTone Telecommunications Co. Ltd.(c)	191,000	585,841
Fortune Electric Co. Ltd.	23,000	443,277
Fubon Financial Holding Co. Ltd.(c)	297,000	887,584
Global Unichip Corp.	5,000	223,367
Hotai Motor Co. Ltd.*(c)	20,000	386,143
Hua Nan Financial Holdings Co. Ltd.(c)	427,000	397,590
MediaTek, Inc.	30,000	1,283,719
Mega Financial Holding Co. Ltd.(c)	599,000	841,741
Nien Made Enterprise Co. Ltd.	43,000	599,839
Novatek Microelectronics Corp.	3,000	55,970
President Chain Store Corp.(c)	97,000	851,722
Quanta Computer, Inc.(c)	106,000	996,063
SinoPac Financial Holdings Co. Ltd.(c)	826,000	684,280
Taiwan Business Bank	1,266,000	665,244
Taiwan Semiconductor Manufacturing Co. Ltd.	385,291	13,980,846
Voltronic Power Technology Corp.	10,000	431,330
Wistron Corp.(c)	57,000	239,028
Wiwynn Corp.(c)	13,000	1,125,907
Yageo Corp.	22,000	365,261
Total Taiwan		29,346,705
Thailand — 3.2%
Advanced Info Service PCL, NVDR	37,700	322,393
Airports of Thailand PCL, NVDR	177,800	165,446
Bangkok Dusit Medical Services PCL, NVDR	370,800	237,248
Bangkok Expressway & Metro PCL, NVDR	926,100	136,171
Bumrungrad Hospital PCL, NVDR	45,300	194,389
Central Pattana PCL, NVDR	220,900	314,273
Central Retail Corp. PCL, NVDR(c)	165,000	89,837
CP ALL PCL, NVDR	240,700	325,783
Delta Electronics Thailand PCL, NVDR	125,000	369,131
Gulf Development PCL, NVDR*	322,505	384,422
Home Product Center PCL, NVDR(c)	823,900	164,736
Kasikornbank PCL, NVDR	55,800	263,477
Krung Thai Bank PCL, NVDR	398,900	261,363
PTT Exploration & Production PCL, NVDR	79,600	268,119
PTT Oil & Retail Business PCL, NVDR	377,200	131,114
SCB X PCL, NVDR	90,100	325,659
Thai Oil PCL, NVDR	148,300	123,170
TMBThanachart Bank PCL, NVDR	3,580,400	208,158
Total Thailand		4,284,889
Turkey — 1.1%
Akbank TAS	70,714	121,193
BIM Birlesik Magazalar AS	21,134	262,758
Coca-Cola Icecek AS	1,516	1,874
KOC Holding AS	42,081	162,853
Turkcell Iletisim Hizmetleri AS	137,655	332,605
Turkiye Petrol Rafinerileri AS	89,421	314,598
Yapi ve Kredi Bankasi AS*	316,610	252,215
Total Turkey		1,448,096
TOTAL COMMON STOCKS
(Cost: $100,639,068)		131,900,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2025

Investments	Shares	Value
PREFERRED STOCKS — 1.2%
Brazil — 0.8%
Cia Energetica de Minas Gerais, 17.40%	221,289	$437,887
Itausa SA, 8.03%	285,742	573,280
Total Brazil		1,011,167
South Korea — 0.4%
Samsung Electronics Co. Ltd., 2.82%	15,483	567,878
TOTAL PREFERRED STOCKS
(Cost: $1,484,223)		1,579,045
RIGHTS — 0.0%
South Korea — 0.0%
Hanwha Aerospace Co. Ltd.*^
(Cost: $0)	92	18,440
WARRANT — 0.0%
Malaysia — 0.0%
YTL Corp. BHD.*^
(Cost: $0)	38,400	7,478
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)
(Cost: $261,526)	261,526	261,526
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 5.9%
United States — 5.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $7,780,160)	7,780,160	7,780,160
TOTAL INVESTMENTS IN SECURITIES — 107.1% (Cost: $110,164,977)		141,547,156
Other Liabilities less Assets — (7.1)%		(9,356,449)
NET ASSETS — 100.0%		$132,190,707

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $25,918, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(c)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,320,425 and the total market value of the collateral held by the Fund was $7,780,160.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
KRW	South Korean won
MYR	Malaysian ringgit
SAR	Saudi Arabian riyal
TWD	Taiwan new dollar
USD	United States dollar

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Goldman Sachs	7/3/2025	569,800	USD	2,137,158	SAR	$–		$(33)
HSBC Holdings PLC	7/2/2025	404,340	USD	1,702,675	MYR	–		(48)
HSBC Holdings PLC	7/3/2025	1,451,641	USD	1,957,596,640	KRW	1,140		–
Morgan Stanley & Co. International	7/2/2025	732,333	USD	3,996,961	BRL	0	^	–
Morgan Stanley & Co. International	7/2/2025	2,703,796	USD	78,810,254	TWD	5,924		–
						$7,064		$(81)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	131,900,507	–	–		131,900,507
Preferred Stocks	1,579,045	–	–		1,579,045
Rights	–	–	18,440	*	18,440
Mutual Fund	–	261,526	–		261,526
Investment of Cash Collateral for Securities Loaned	–	7,780,160	–		7,780,160
Warrant	–	–	7,478	*	7,478
Total Investments in Securities	$133,479,552	$8,041,686	$25,918		$141,547,156
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$7,064	$–		$7,064
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(81)	$–		$(81)
Total - Net	$133,479,552	$8,048,669	$25,918		$141,554,139

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
Brazil — 5.6%
Allos SA	888,592	$3,699,041
Alupar Investimento SA	588,429	3,336,822
Armac Locacao Logistica E Servicos SA	420,744	262,105
Azzas 2154 SA	146,122	1,151,231
Bemobi Mobile Tech SA	215,292	810,227
Blau Farmaceutica SA	188,526	476,337
Boa Safra Sementes SA	254,583	536,421
Camil Alimentos SA	304,423	285,579
Cia de Saneamento de Minas Gerais Copasa MG	823,519	4,220,311
Cia de Sanena do Parana	739,165	5,158,587
Cury Construtora & Incorporadora SA	101,512	549,050
Cyrela Brazil Realty SA Empreendimentos & Participacoes	418,715	2,005,407
Dexco SA	1,025,209	1,065,060
Direcional Engenharia SA	433,469	3,241,973
EcoRodovias Infraestrutura e Logistica SA*	249,530	342,439
Energisa SA	386,667	3,423,280
Even Construtora & Incorporadora SA	435,499	595,257
Fleury SA	340,649	812,637
Fras-Le SA	86,507	433,181
Grendene SA	1,695,502	1,708,596
Grupo SBF SA	101,518	226,925
Guararapes Confeccoes SA*	166,597	260,983
Hypera SA	939,284	4,679,339
Iguatemi SA	159,653	678,354
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	96,038	280,661
Irani Papel & Embalagem SA	470,602	626,854
JHSF Participacoes SA	1,638,227	1,599,852
JSL SA	360,193	399,272
Kepler Weber SA	962,134	1,434,955
LOG Commercial Properties & Participacoes SA, Class E	93,910	360,474
Lojas Renner SA	2,145,682	7,736,933
M Dias Branco SA	43,513	191,341
Mahle Metal Leve SA	423,266	2,342,839
Mills Locacao Servicos & Logistica SA	170,972	346,151
Multiplan Empreendimentos Imobiliarios SA	565,245	2,818,017
Odontoprev SA	478,364	1,027,223
Porto Seguro SA	391,804	3,962,656
Santos Brasil Participacoes SA	539,450	1,366,947
Sao Martinho SA	553,210	1,780,903
SLC Agricola SA	884,260	2,895,229
Smartfit Escola de Ginastica e Danca SA	193,330	879,892
Tegma Gestao Logistica SA	129,551	833,631
TOTVS SA	448,603	3,469,412
Transmissora Alianca de Energia Eletrica SA	1,784,487	11,420,638
Tres Tentos Agroindustrial SA, Class S	62,981	174,362
Tupy SA	139,975	467,280
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	85,739	402,315
Vamos Locacao de Caminhoes Maquinas & Equipamentos SA	692,628	530,463
Vivara Participacoes SA	127,531	631,597
Wilson Sons SA	662,813	2,119,165
YDUQS Participacoes SA	166,433	502,850
Total Brazil		90,561,054
Chile — 1.5%
Aguas Andinas SA, Class A	13,997,743	5,098,677
Banco Itau Chile SA	320,595	4,430,646
Cencosud Shopping SA	1,361,910	2,773,938
Cia Cervecerias Unidas SA	297,230	1,926,657
Colbun SA	26,358,552	4,232,674
Parque Arauco SA	995,050	2,094,730
Plaza SA	439,558	978,925
SMU SA	17,189,941	3,075,469
Total Chile		24,611,716
China — 9.7%
3SBio, Inc.*(a)	1,264,000	3,808,102
AIMA Technology Group Co. Ltd., Class A	43,600	209,383
AK Medical Holdings Ltd.(a)	8,000	6,104
Anhui Expressway Co. Ltd., Class H	2,036,000	3,267,975
Anhui Kouzi Distillery Co. Ltd., Class A	9,800	47,610
Anjoy Foods Group Co. Ltd., Class A	5,500	61,748
Autobio Diagnostics Co. Ltd., Class A	61,500	321,960
Bank of Chongqing Co. Ltd., Class H	1,779,000	1,846,987
Bank of Suzhou Co. Ltd., Class A	5,466,500	6,700,386
Beijing Jingneng Clean Energy Co. Ltd., Class H	9,478,000	2,849,437
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	6,505,740	9,745,236
Beijing Yanjing Brewery Co. Ltd., Class A	311,400	562,099
Bethel Automotive Safety Systems Co. Ltd., Class A	11,500	84,591
Caida Securities Co. Ltd., Class A	218,900	208,414
Chifeng Jilong Gold Mining Co. Ltd., Class A	209,300	726,968
China Chunlai Education Group Co. Ltd.(b)	62,000	32,698
China Communications Services Corp. Ltd., Class H	8,226,000	4,453,567
China Conch Venture Holdings Ltd.	1,624,500	1,874,901
China Datang Corp. Renewable Power Co. Ltd., Class H	3,625,000	1,126,752
China East Education Holdings Ltd.*(a)	1,778,000	1,512,999
China Lesso Group Holdings Ltd., Class L	2,096,000	1,118,757
China Lilang Ltd.	1,607,000	765,628
China Medical System Holdings Ltd.	1,595,000	2,438,217
China National Medicines Corp. Ltd., Class A	42,100	171,382
China Nonferrous Mining Corp. Ltd.	3,146,000	2,921,572
China Reinsurance Group Corp., Class H	12,801,000	1,989,455
China Resources Medical Holdings Co. Ltd.	511,500	267,153
China Suntien Green Energy Corp. Ltd., Class H*	8,413,000	4,726,284
China World Trade Center Co. Ltd., Class A	24,800	71,251
China XLX Fertiliser Ltd.	1,318,000	921,760
Chlitina Holding Ltd.	145,000	585,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Chongqing Brewery Co. Ltd., Class A	14,400	$110,767
CIMC Enric Holdings Ltd.	1,400,000	1,166,369
COFCO Capital Holdings Co. Ltd., Class A	76,700	130,954
Dongyue Group Ltd.	860,000	1,148,127
Eastern Air Logistics Co. Ltd., Class A	55,100	100,690
EEKA Fashion Holdings Ltd.*	503,500	507,990
Ever Sunshine Services Group Ltd.	3,986,000	1,035,852
Fu Shou Yuan International Group Ltd.	2,903,000	1,375,689
Fujian Funeng Co. Ltd., Class A	363,200	488,786
Gan & Lee Pharmaceuticals Co. Ltd., Class A	43,500	332,665
GRG Banking Equipment Co. Ltd., Class A	159,500	299,265
Guangshen Railway Co. Ltd., Class H	2,248,000	535,511
Guangzhou Port Co. Ltd., Class A	92,600	41,755
Guobo Electronics Co. Ltd., Class A	13,491	113,022
Hangcha Group Co. Ltd., Class A	52,780	154,365
Hangzhou Chang Chuan Technology Co. Ltd., Class A	50,900	319,122
Hangzhou EZVIZ Network Co. Ltd., Class A	24,140	106,223
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	921,800	2,723,004
Heilongjiang Agriculture Co. Ltd., Class A	304,800	613,587
Huaan Securities Co. Ltd., Class A	479,600	390,341
Hualan Biological Engineering, Inc., Class A	169,500	370,796
Huaxin Cement Co. Ltd., Class H	906,700	1,016,428
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	98,100	360,592
Hunan Valin Steel Co. Ltd., Class A	6,555,000	4,026,441
Hunan Yuneng New Energy Battery Material Co. Ltd., Class A	70,800	308,279
Ingenic Semiconductor Co. Ltd., Class A	43,500	420,234
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	5,844,000	3,353,111
Jason Furniture Hangzhou Co. Ltd., Class A*	14,500	51,659
JCHX Mining Management Co. Ltd., Class A	36,100	234,043
Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	111,600	323,747
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	188,600	294,097
Jiangsu Yoke Technology Co. Ltd., Class A	43,600	332,882
Jinan Acetate Chemical Co. Ltd.	1,170,000	3,624,709
Jinxin Fertility Group Ltd.*(a)(b)	1,524,000	594,069
Jiumaojiu International Holdings Ltd.(a)(b)	1,434,000	511,490
JNBY Design Ltd.	1,090,500	2,403,268
Jointown Pharmaceutical Group Co. Ltd., Class A	1,177,400	844,857
Juneyao Airlines Co. Ltd., Class A	101,800	191,431
Kinetic Development Group Ltd.	8,860,000	1,275,389
LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	78,000	200,217
Liaoning Port Co. Ltd., Class A	768,300	160,886
Livzon Pharmaceutical Group, Inc., Class H	512,100	1,927,714
Livzon Pharmaceutical Group, Inc., Class A	571,200	2,873,882
Meihua Holdings Group Co. Ltd., Class A	3,872,000	5,778,419
Meitu, Inc.*(a)	932,500	1,072,672
MicroPort NeuroScientific Corp.	145,000	239,758
Nanjing Iron & Steel Co. Ltd., Class A	6,293,200	3,689,919
Onewo, Inc., Class H	184,300	494,206
People.cn Co. Ltd., Class A	18,700	52,760
Poly Property Services Co. Ltd., Class H	185,400	782,931
Rockchip Electronics Co. Ltd., Class A	19,600	415,523
Sany Heavy Equipment International Holdings Co. Ltd.	1,886,000	1,621,720
Shandong Linglong Tyre Co. Ltd., Class A	26,600	54,476
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	3,901,600	3,036,787
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	7,537	97,896
Shanghai Chicmax Cosmetic Co. Ltd.(b)	72,600	758,369
Shanghai Conant Optical Co. Ltd., Class H	323,000	1,538,879
Shanghai Electric Power Co. Ltd., Class A	111,800	137,191
Shanghai Jinjiang International Hotels Co. Ltd., Class A	14,500	45,424
Shanghai Lingang Holdings Corp. Ltd., Class A	177,700	225,004
Shanghai M&G Stationery, Inc., Class A	46,100	186,571
Shenzhen Capchem Technology Co. Ltd., Class A	79,300	389,683
Shenzhen Expressway Corp. Ltd., Class H*	2,820,000	2,460,764
Shenzhen Fortune Trend Technology Co. Ltd., Class A	12,361	198,310
Shenzhen Goodix Technology Co. Ltd., Class A	37,500	371,851
Shenzhen Kedali Industry Co. Ltd., Class A	21,000	331,777
Shenzhen Kinwong Electronic Co. Ltd., Class A	46,700	272,775
Sinoma International Engineering Co., Class A	508,400	608,960
Sinomine Resource Group Co. Ltd., Class A*	108,400	486,678
Sinopec Engineering Group Co. Ltd., Class H	5,261,500	4,008,124
Southwest Securities Co. Ltd., Class A	449,900	273,213
Sunresin New Materials Co. Ltd., Class A	38,300	268,945
TangShan Port Group Co. Ltd., Class A	5,104,110	2,892,957
Tian Di Science & Technology Co. Ltd., Class A	1,134,394	948,608
Tian Lun Gas Holdings Ltd.	538,000	222,053
Tiangong International Co. Ltd.	1,708,000	437,335
Tianli International Holdings Ltd.*	726,000	419,878
Tianshui Huatian Technology Co. Ltd., Class A	252,500	356,024
Tong Ren Tang Technologies Co. Ltd., Class H	464,888	291,961
Tongkun Group Co. Ltd., Class A	255,500	378,088
Topchoice Medical Corp., Class A	43,400	250,107
TravelSky Technology Ltd., Class H	726,000	971,083
Wanguo Gold Group Ltd.	442,000	1,765,185
Weihai Guangwei Composites Co. Ltd., Class A	159,600	705,630

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Western Superconducting Technologies Co. Ltd., Class A	66,678	$482,924
Wintime Energy Group Co. Ltd., Class A	711,900	133,174
Wuchan Zhongda Group Co. Ltd., Class A	2,939,100	2,162,325
Xiamen Amoytop Biotech Co. Ltd., Class A	27,028	272,085
Xiamen C & D, Inc., Class A	3,864,648	5,594,801
Xiamen Tungsten Co. Ltd., Class A	275,500	804,599
Xtep International Holdings Ltd.	2,398,500	1,720,198
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	43,600	315,900
Yifeng Pharmacy Chain Co. Ltd., Class A	14,500	49,533
Yihai International Holding Ltd.(b)	434,000	768,484
Yili Chuanning Biotechnology Co. Ltd., Class A	72,700	122,196
Yunda Holding Co. Ltd., Class A	275,800	257,967
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	14,500	89,512
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	947,000	699,361
Yunnan Copper Co. Ltd., Class A	1,187,800	2,109,242
Yunnan Tin Co. Ltd., Class A	188,500	402,623
Zhejiang Dingli Machinery Co. Ltd., Class A	55,500	367,255
Zhejiang Expressway Co. Ltd., Class H	6,142,000	5,649,075
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	223,800	582,062
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,133,200	2,145,140
Total China		157,086,349
Czech Republic — 0.5%
Moneta Money Bank AS(a)	1,046,460	7,195,973
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	811,624	4,242,808
India — 10.2%
360 ONE WAM Ltd.	403,815	5,624,499
Aditya Birla Real Estate Ltd.	16,823	477,816
Aditya Birla Sun Life Asset Management Co. Ltd.	127,293	1,187,212
Advanced Enzyme Technologies Ltd.	54,299	203,558
Alembic Pharmaceuticals Ltd.	57,474	696,376
Alkyl Amines Chemicals	145	4,004
Amara Raja Energy & Mobility Ltd.	70,281	790,579
Anand Rathi Wealth Ltd.	24,386	614,114
Angel One Ltd.	89,066	3,035,472
Apar Industries Ltd.	13,859	1,409,413
Apollo Tyres Ltd.	424,026	2,219,017
Arvind Ltd.	517,761	2,129,968
Asahi India Glass Ltd.	41,837	370,342
Aster DM Healthcare Ltd.(a)	102,041	709,206
Atul Ltd.	6,727	586,299
Avanti Feeds Ltd.	77,563	662,939
Bajaj Consumer Care Ltd.*	196,578	479,549
Balmer Lawrie & Co. Ltd.	149,494	373,107
Balrampur Chini Mills Ltd.	52,458	363,248
Bata India Ltd.	37,655	536,197
Bayer CropScience Ltd.	23,479	1,723,281
BEML Ltd.	11,664	606,240
Bhansali Engineering Polymers Ltd.	212,226	290,277
Birla Corp. Ltd.	27,024	423,006
Birlasoft Ltd.	126,961	641,763
BLS International Services Ltd.	38,843	167,107
Brigade Enterprises Ltd.	39,273	508,223
Carborundum Universal Ltd.	42,958	483,603
Care Ratings Ltd.	76,582	1,596,828
Castrol India Ltd.	1,082,783	2,799,504
CCL Products India Ltd.	77,687	769,578
Ceat Ltd.	12,641	543,021
Cera Sanitaryware Ltd.*	3,370	270,158
CESC Ltd.	2,198,683	4,403,263
Chambal Fertilisers & Chemicals Ltd.	356,127	2,347,257
Chennai Petroleum Corp. Ltd.	262,521	2,079,720
CIE Automotive India Ltd.	68,676	354,831
City Union Bank Ltd.	121,353	309,481
Clean Science & Technology Ltd.	25,440	434,758
CMS Info Systems Ltd.	96,086	560,763
Computer Age Management Services Ltd.	53,953	2,699,034
Concord Biotech Ltd.*	24,390	523,179
CRISIL Ltd.	32,887	2,319,270
Crompton Greaves Consumer Electricals Ltd.	413,361	1,711,814
Cyient Ltd.	129,708	1,948,947
DB Corp. Ltd.	116,605	387,029
DCM Shriram Ltd.	26,314	378,264
Deepak Fertilisers & Petrochemicals Corp. Ltd.	74,310	1,479,441
Dhanuka Agritech Ltd.	15,421	314,156
Dr. Lal PathLabs Ltd.(a)	10,728	349,798
EIH Ltd.	116,509	501,779
Electrosteel Castings Ltd.	202,677	310,869
Elgi Equipments Ltd.	71,894	449,715
Emami Ltd.	301,446	2,009,171
Endurance Technologies Ltd.(a)	23,336	753,767
Engineers India Ltd.	659,333	1,851,376
EPL Ltd.	215,984	613,474
Equitas Small Finance Bank Ltd.(a)	274,547	214,842
FIEM Industries Ltd.	14,008	314,674
Finolex Cables Ltd.	42,217	482,227
Finolex Industries Ltd.	162,137	412,205
Firstsource Solutions Ltd.	419,894	1,834,343
Gabriel India Ltd.	63,235	517,840
Galaxy Surfactants Ltd.	15,964	487,092
Garden Reach Shipbuilders & Engineers Ltd.	18,466	649,238
GHCL Ltd.	243,424	1,740,669
Gillette India Ltd.	7,025	893,648
Gland Pharma Ltd.(a)	54,076	1,156,177
Godawari Power & Ispat Ltd.	220,650	487,277
Godfrey Phillips India Ltd.	25,933	2,714,407
Godrej Agrovet Ltd.(a)	98,608	898,579
Graphite India Ltd.	93,376	616,482
Great Eastern Shipping Co. Ltd.	316,737	3,615,182
Grindwell Norton Ltd.	28,613	576,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Gujarat Mineral Development Corp. Ltd.	167,947	$806,052
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	261,698	1,687,488
Gujarat Pipavav Port Ltd.	1,293,429	2,436,038
Gujarat State Petronet Ltd.	336,213	1,291,966
Gulf Oil Lubricants India Ltd.	34,072	501,624
Happiest Minds Technologies Ltd.	1,166	8,918
HEG Ltd.	189,153	1,124,860
Heidelberg Cement India Ltd.	300,742	721,065
Hindustan Copper Ltd.	208,962	680,540
IIFL Securities Ltd.	91,154	370,685
IndiaMart InterMesh Ltd.(a)	11,477	347,682
Indian Energy Exchange Ltd.(a)	266,586	600,285
Indo Count Industries Ltd.	46,706	161,777
Ingersoll Rand India Ltd.	15,224	687,885
Intellect Design Arena Ltd.*	30,066	402,785
Ipca Laboratories Ltd.	36,481	591,200
IRB Infrastructure Developers Ltd.	1,786,270	1,033,312
Jammu & Kashmir Bank Ltd.	119,902	161,971
Jamna Auto Industries Ltd.	545,727	602,680
JB Chemicals & Pharmaceuticals Ltd.	46,445	909,458
Jindal Saw Ltd.	223,853	628,490
JK Cement Ltd.	13,739	985,248
JK Lakshmi Cement Ltd.	41,904	439,489
JK Paper Ltd.	157,811	681,958
JK Tyre & Industries Ltd.	84,446	351,038
Jubilant Ingrevia Ltd.	59,923	532,851
Jubilant Pharmova Ltd.	23,625	333,494
Jupiter Wagons Ltd.	28,117	127,340
Jyothy Labs Ltd.	131,047	528,940
Kajaria Ceramics Ltd.	48,732	614,264
Kalpataru Projects International Ltd.	67,238	962,156
Kansai Nerolac Paints Ltd.	280,961	826,076
Karnataka Bank Ltd.	449,397	1,025,344
Karur Vysya Bank Ltd.	704,363	2,197,356
KEC International Ltd.	36,370	389,506
Kfin Technologies Ltd.	38,999	612,861
Kirloskar Brothers Ltd.	9,936	273,124
Kirloskar Ferrous Industries Ltd.	55,130	372,848
Kirloskar Oil Engines Ltd.	58,045	576,017
Kirloskar Pneumatic Co. Ltd.	20,786	343,493
KRBL Ltd.	172,869	737,152
KSB Ltd.	30,366	289,656
LA Opala RG Ltd.	734	2,236
Laurus Labs Ltd.(a)	153,247	1,295,255
LG Balakrishnan & Bros Ltd.	23,630	359,465
LT Foods Ltd.	69,365	393,454
Mahanagar Gas Ltd.	127,212	2,200,103
Maharashtra Seamless Ltd.	30,080	267,584
Man Infraconstruction Ltd.	99,296	209,916
Mastek Ltd.	14,682	417,845
Mindspace Business Parks REIT(a)	527,077	2,458,689
Mishra Dhatu Nigam Ltd.(a)	26,258	133,188
MOIL Ltd.	79,962	361,815
MSTC Ltd.	47,963	306,816
Narayana Hrudayalaya Ltd.	22,545	570,565
Natco Pharma Ltd.	90,736	980,416
National Aluminium Co. Ltd.	1,282,164	2,880,982
Nava Ltd.	231,714	1,639,371
Navin Fluorine International Ltd.	7,992	449,187
Navneet Education Ltd.	221,856	368,225
NBCC India Ltd.	1,023,592	1,464,730
NCC Ltd.	478,568	1,286,040
NESCO Ltd.	32,319	438,903
Newgen Software Technologies Ltd.	12,707	173,625
NIIT Learning Systems Ltd.	68,261	267,281
NLC India Ltd.	549,738	1,476,075
NOCIL Ltd.	159,469	368,549
Orient Cement Ltd.	83,189	234,794
PCBL CHEMICAL Ltd.	348,958	1,704,507
PDS Ltd.	35,207	167,537
Praj Industries Ltd.	104,125	617,817
Puravankara Ltd.*	67,813	235,400
Quess Corp. Ltd.(a)	123,343	434,419
Railtel Corp. of India Ltd.	83,942	419,319
Rallis India Ltd.	108,029	408,069
Ratnamani Metals & Tubes Ltd.	14,221	485,995
RBL Bank Ltd.(a)	154,983	449,046
Redington Ltd.	1,799,402	6,826,439
Relaxo Footwears Ltd.	6,536	33,149
Rhi Magnesita India Ltd.	38,383	213,040
Route Mobile Ltd.	17,253	205,956
RR Kabel Ltd.	10,022	157,599
Sanofi India Ltd.	12,459	925,636
Saregama India Ltd.	37,907	220,321
Siyaram Silk Mills Ltd.	71,363	587,896
SKF India Ltd.	19,905	1,117,753
South Indian Bank Ltd.	1,040,562	373,588
Sula Vineyards Ltd.	34,928	123,649
Sumitomo Chemical India Ltd.	42,130	260,168
Sun TV Network Ltd.	217,228	1,515,733
Sundram Fasteners Ltd.	56,249	680,944
Supreme Petrochem Ltd.	84,156	849,263
Surya Roshni Ltd.	55,256	223,704
Symphony Ltd.	10,901	136,669
Tamilnad Mercantile Bank Ltd.	182,483	948,588
Tanla Platforms Ltd.	35,522	266,726
Tata Chemicals Ltd.	268,239	2,929,642
Techno Electric & Engineering Co. Ltd.	29,021	541,470
Thyrocare Technologies Ltd.(a)	39,408	455,150
Time Technoplast Ltd.	49,067	254,032
Tips Music Ltd.	42,043	329,907
Transport Corp. of India Ltd.	33,472	441,115
Trident Ltd.	1,224,473	447,184
Triveni Engineering & Industries Ltd.	98,728	436,828
Triveni Turbine Ltd.	50,367	359,693
TTK Prestige Ltd.	9,423	68,601
Ujjivan Small Finance Bank Ltd.(a)	1,145,161	654,702
Usha Martin Ltd.	153,064	654,306
UTI Asset Management Co. Ltd.	150,124	2,259,562
Vaibhav Global Ltd.	7,698	21,417
Vardhman Textiles Ltd.	106,295	620,405
V-Guard Industries Ltd.	47,914	216,384
Vinati Organics Ltd.	18,351	422,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
VST Industries Ltd.*	153,097	$548,943
Welspun Corp. Ltd.*	121,931	1,314,426
West Coast Paper Mills Ltd.	16,631	98,097
Whirlpool of India Ltd.	11,644	190,274
Zensar Technologies Ltd.	118,814	1,167,289
Total India		164,981,759
Indonesia — 2.2%
ABM Investama Tbk. PT	3,363,500	627,743
AKR Corporindo Tbk. PT	34,086,825	2,435,523
Aspirasi Hidup Indonesia Tbk. PT	22,035,300	673,207
Astra Otoparts Tbk. PT	3,137,600	398,119
Bank CIMB Niaga Tbk. PT	16,895,400	1,732,728
Bank Tabungan Negara Persero Tbk. PT	10,749,800	738,283
Bukit Asam Tbk. PT	29,399,300	4,454,714
Buma Internasional Grup Tbk PT	10,450,784	260,063
Ciputra Development Tbk. PT	12,642,100	743,653
Cisarua Mountain Dairy Tbk. PT	2,922,800	876,750
Dayamitra Telekomunikasi PT	38,261,800	1,307,995
Dharma Satya Nusantara Tbk. PT	14,005,400	672,880
Elnusa Tbk. PT	21,638,600	623,767
Erajaya Swasembada Tbk. PT	10,364,700	338,361
ESSA Industries Indonesia Tbk. PT	37,375,100	1,335,236
Indo Tambangraya Megah Tbk. PT, Class P	2,942,800	3,987,779
Indocement Tunggal Prakarsa Tbk. PT	1,097,600	360,007
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	24,424,770	743,199
Jasa Marga Persero Tbk. PT	3,671,800	825,505
Map Aktif Adiperkasa PT	3,878,800	156,490
Mayora Indah Tbk. PT	6,219,100	800,611
MD Entertainment Tbk. PT	1,398,000	167,484
Medco Energi Internasional Tbk. PT, Class T	8,791,400	674,179
Medikaloka Hermina Tbk. PT	5,261,500	458,579
Mitra Adiperkasa Tbk. PT	3,580,900	260,269
Mitra Keluarga Karyasehat Tbk. PT	5,771,500	902,963
Pabrik Kertas Tjiwi Kimia Tbk. PT	1,054,400	365,322
Pakuwon Jati Tbk. PT*	39,073,400	900,120
Perusahaan Gas Negara Tbk. PT	61,678,600	6,135,568
Sarana Menara Nusantara Tbk. PT	37,535,900	1,142,146
Summarecon Agung Tbk. PT	16,644,000	389,573
XLSMART Telecom Sejahtera Tbk PT	4,753,200	658,743
Total Indonesia		36,147,559
Malaysia — 5.5%
Aeon Co. M Bhd.	1,721,600	572,436
AFFIN Bank Bhd.*	830,444	500,969
Alliance Bank Malaysia Bhd.	2,544,800	2,604,937
AMMB Holdings Bhd.	6,672,300	8,081,874
Bank Islam Malaysia Bhd.	3,479,300	1,884,053
Bermaz Auto Bhd.	5,419,600	997,551
Bursa Malaysia Bhd.	1,555,400	2,818,597
Cahya Mata Sarawak Bhd.	1,317,000	372,219
Carlsberg Brewery Malaysia Bhd., Class B	246,900	1,130,562
CTOS Digital Bhd.	1,629,000	365,611
Dayang Enterprise Holdings Bhd.	1,173,900	512,998
Dialog Group Bhd.	4,804,000	1,802,712
DRB-Hicom Bhd.	2,991,700	525,795
Eco World Development Group Bhd.	3,348,700	1,542,923
Farm Fresh Bhd.	365,300	157,902
Fraser & Neave Holdings Bhd.	313,700	2,194,894
Frontken Corp. Bhd.	717,200	674,531
Genting Malaysia Bhd.	10,311,700	4,726,655
Heineken Malaysia Bhd.	570,600	3,415,062
Hibiscus Petroleum Bhd.	2,172,760	805,013
IJM Corp. Bhd.	4,993,200	3,107,038
Inari Amertron Bhd.	5,920,275	2,840,270
IOI Properties Group Bhd.	3,491,800	1,633,736
KPJ Healthcare Bhd.	6,628,600	4,187,644
Leong Hup International Bhd.	4,147,462	610,718
Mah Sing Group Bhd.	2,158,000	609,909
Malayan Cement Bhd.	422,700	503,967
Malaysian Pacific Industries Bhd.	101,600	511,559
Malaysian Resources Corp. Bhd.	3,550,800	409,010
Matrix Concepts Holdings Bhd.	4,944,900	1,573,724
MBSB Bhd.	18,034,128	2,933,946
Mega First Corp. Bhd.	1,022,400	898,440
Mi Technovation Bhd.	956,300	431,533
My EG Services Bhd.	6,158,243	1,389,462
Nationgate Holdings Bhd.	542,600	211,344
QL Resources Bhd.	2,222,100	2,427,659
Sam Engineering & Equipment M Bhd.	253,100	249,463
Scientex Bhd.	1,122,900	890,746
Sime Darby Property Bhd.	3,843,100	1,314,348
SKP Resources Bhd.	2,009,500	491,577
SP Setia Bhd. Group	2,218,900	590,231
Sunway Construction Group Bhd.	337,400	480,798
Syarikat Takaful Malaysia Keluarga Bhd.	1,694,000	1,371,937
TIME dotCom Bhd.	3,838,100	4,785,661
TSH Resources Bhd.	6,695,800	1,765,191
Uchi Technologies Bhd.	1,343,700	1,005,262
UEM Sunrise Bhd.	1,019,200	171,864
Unisem M Bhd.	1,067,100	575,304
United Plantations Bhd.	1,487,550	7,779,563
Velesto Energy Bhd.	9,326,100	398,693
ViTrox Corp. Bhd.	475,400	397,437
VS Industry Bhd.	4,131,578	809,536
Westports Holdings Bhd.	3,800,600	4,874,300
Yinson Holdings Bhd.	1,319,194	736,280
Total Malaysia		88,655,444
Mexico — 3.9%
Alsea SAB de CV*	674,710	1,820,703
Bolsa Mexicana de Valores SAB de CV	2,978,801	6,778,459
Corp. Inmobiliaria Vesta SAB de CV	2,089,180	5,702,891
FIBRA Macquarie Mexico(a)	2,769,250	4,396,031
GCC SAB de CV	127,732	1,213,292
Genomma Lab Internacional SAB de CV, Class B	1,410,026	1,529,295
Gentera SAB de CV	3,945,700	8,373,021
Grupo Aeroportuario del Centro Norte SAB de CV	948,810	12,379,931
La Comer SAB de CV	328,288	714,546
Megacable Holdings SAB de CV, Series CPO	1,393,088	3,877,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Operadora De Sites Mexicanos SAB de CV	1,962,238	$1,779,226
Promotora y Operadora de Infraestructura SAB de CV	369,568	4,136,024
Qualitas Controladora SAB de CV	752,760	7,677,817
Regional SAB de CV	239,893	1,969,733
Total Mexico		62,348,933
Philippines — 0.8%
Century Pacific Food, Inc.	594,500	424,794
DigiPlus Interactive Corp.	1,352,150	1,248,212
DMCI Holdings, Inc.	6,844,800	1,324,486
GT Capital Holdings, Inc.	55,320	563,708
LT Group, Inc.	3,668,900	837,601
Manila Water Co., Inc.	3,214,600	2,254,158
Megaworld Corp.	29,801,000	1,042,215
Puregold Price Club, Inc.	3,378,100	2,158,913
Robinsons Land Corp.	4,919,526	1,187,743
Semirara Mining & Power Corp.	3,534,600	2,070,687
Total Philippines		13,112,517
Poland — 3.1%
Alior Bank SA	364,704	9,547,146
Asseco Poland SA	168,392	9,422,030
Auto Partner SA	64,991	370,478
Budimex SA	48,233	7,436,991
CD Projekt SA	42,300	3,286,846
Eurocash SA	109,033	261,136
Grupa Kety SA	47,326	11,721,002
Orange Polska SA	1,883,807	4,764,579
Text SA	98,048	1,604,854
Warsaw Stock Exchange	155,212	2,209,798
Total Poland		50,624,860
Saudi Arabia — 3.6%
Abdullah Al Othaim Markets Co.	1,387,920	2,879,087
Al Babtain Power & Telecommunication Co.	67,222	981,310
Al Hammadi Holding	126,123	1,294,690
Al Jouf Agricultural Development Co.	16,975	199,961
Al Masane Al Kobra Mining Co.	31,362	530,156
Alamar Foods	11,190	168,723
Alandalus Property Co.	89,396	524,387
Alaseel Co.	407,746	444,656
Al-Dawaa Medical Services Co.	44,498	928,994
Aldrees Petroleum & Transport Services Co.	49,383	1,677,481
AlJazira Takaful Ta'awuni Co.	102,776	376,521
Almunajem Foods Co.	44,973	863,366
Arabian Cement Co.	123,823	777,835
Arabian Drilling Co.	36,776	783,470
Astra Industrial Group	65,927	2,826,573
Ataa Educational Co.	23,131	407,051
Catrion Catering Holding Co.	65,683	2,115,586
East Pipes Integrated Co. for Industry	11,489	387,204
Eastern Province Cement Co.	196,036	1,628,711
Electrical Industries Co.	1,246,680	2,795,515
First Milling Co.	53,195	770,161
Gulf Insurance Group	91,712	648,990
Leejam Sports Co. JSC	39,692	1,371,573
Maharah Human Resources Co.	505,257	688,405
Mobile Telecommunications Co. Saudi Arabia	1,174,583	3,369,821
Modern Mills Co.	98,327	846,810
National Co. for Glass Industries	13,911	161,940
National Co. for Learning & Education	13,038	559,343
National Gas & Industrialization Co.	38,708	813,276
National Medical Care Co.	11,975	522,040
Northern Region Cement Co.	135,505	283,258
Qassim Cement Co.	75,434	1,026,771
Retal Urban Development Co.	247,089	1,035,659
Riyadh Cables Group Co.	48,985	1,846,815
Riyadh Cement Co.	277,811	2,379,227
Saudi Automotive Services Co.	41,751	701,323
Saudi Cement Co.	242,748	2,561,783
Saudi Chemical Co. Holding	322,125	609,809
Saudi Ground Services Co.	152,216	1,987,067
Saudi Paper Manufacturing Co.	17,292	296,461
Saudi Steel Pipe Co.	19,603	292,699
Saudia Dairy & Foodstuff Co.	28,247	2,060,626
Southern Province Cement Co.	18,414	141,008
Sumou Real Estate Co.	34,681	371,731
Sustained Infrastructure Holding Co.	106,484	933,527
Tanmiah Food Co.	18,089	468,563
Theeb Rent A Car Co.	55,888	999,889
United Electronics Co.	121,192	2,851,672
United International Transportation Co.	79,389	1,532,533
Yamama Cement Co.	175,696	1,595,575
Yanbu Cement Co.	216,031	1,170,444
Zahrat Al Waha For Trading Co., Class C	44,335	310,895
Total Saudi Arabia		57,800,971
South Africa — 8.7%
Afrimat Ltd.(b)	318,162	786,666
AVI Ltd.	1,461,599	7,741,735
Barloworld Ltd.	571,148	3,628,800
Coronation Fund Managers Ltd.	1,830,012	4,070,641
DataTec Ltd.	451,159	1,656,249
Dis-Chem Pharmacies Ltd.(a)	535,997	974,197
DRDGOLD Ltd.	1,396,100	1,864,216
Equites Property Fund Ltd.	3,946,650	3,357,859
Foschini Group Ltd.	761,070	5,521,117
Grindrod Ltd.	2,054,558	1,441,673
Growthpoint Properties Ltd.	15,006,035	11,306,510
Hosken Consolidated Investments Ltd.	40,956	293,263
Hyprop Investments Ltd.	2,162,589	5,203,478
Investec Ltd.	1,072,134	7,979,205
JSE Ltd.	287,669	2,157,123
Life Healthcare Group Holdings Ltd.	1,912,705	1,536,945
Momentum Group Ltd.	4,641,265	8,955,418
Motus Holdings Ltd.	713,744	3,778,521
Mr. Price Group Ltd.	699,564	8,716,576
Netcare Ltd.	3,789,359	2,974,555
Old Mutual Ltd.	20,478,818	13,908,945
Omnia Holdings Ltd.	552,293	2,470,692
PSG Financial Services Ltd.	1,634,410	2,035,281
Redefine Properties Ltd.	33,461,895	8,623,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Resilient REIT Ltd.	2,018,783	$6,849,975
Reunert Ltd.	503,289	1,628,423
Santam Ltd.	134,462	3,238,362
Sun International Ltd.	669,241	1,645,306
Tiger Brands Ltd.	629,071	11,287,791
Truworths International Ltd.(b)	1,128,794	4,536,455
Wilson Bayly Holmes-Ovcon Ltd.	77,087	801,050
Total South Africa		140,970,814
South Korea — 14.0%
Advanced Process Systems Corp.	18,356	231,218
Aekyung Industrial Co. Ltd.	8,573	101,382
Ahnlab, Inc.	4,208	212,957
Asia Cement Co. Ltd.	62,649	584,433
Asia Paper Manufacturing Co. Ltd.	96,613	597,746
BGF retail Co. Ltd.	17,473	1,566,563
BH Co. Ltd.	17,881	162,699
Binggrae Co. Ltd.	13,550	853,401
BNK Financial Group, Inc.	1,099,111	10,139,250
Boryung	44,601	271,982
Caregen Co. Ltd.	62,885	1,595,889
Cheil Worldwide, Inc.	399,633	5,937,049
Cheryong Electric Co. Ltd.	5,376	173,676
Chong Kun Dang Pharmaceutical Corp.	5,019	308,295
CJ CheilJedang Corp.	8,935	1,648,500
CJ Corp.	31,075	3,695,567
CJ Logistics Corp.	6,350	411,226
Classys, Inc.	5,944	276,148
CLIO Cosmetics Co. Ltd.	14,134	169,868
Coway Co. Ltd.	112,573	8,074,293
CS Wind Corp.	6,009	208,819
Cuckoo Homesys Co. Ltd.	19,580	372,856
Daesang Corp.	55,047	893,249
Daesang Holdings Co. Ltd.	44,911	350,742
Daewon Pharmaceutical Co. Ltd.	30,026	294,564
Daewoong Pharmaceutical Co. Ltd.	831	88,666
Daishin Securities Co. Ltd.	186,923	3,379,461
DB HiTek Co. Ltd.	50,204	1,740,921
DongKook Pharmaceutical Co. Ltd., Class L	27,241	350,201
Dongkuk Industries Co. Ltd.	43,867	123,514
Dongkuk Steel Mill Co. Ltd.	185,399	1,291,309
Dongsuh Cos., Inc.	154,599	3,253,269
Dongsung Finetec Co. Ltd.	59,951	1,166,059
Dongwon F&B Co. Ltd.	12,264	381,660
Dongwon Industries Co. Ltd.	29,521	1,033,541
Dongwon Systems Corp.	7,820	184,549
Doosan Bobcat, Inc.*	155,934	6,724,480
Douzone Bizon Co. Ltd.	7,018	351,004
Ecopro HN Co. Ltd.	6,097	111,360
F&F Co. Ltd.	23,434	1,371,729
GOLFZON Co. Ltd.	4,172	206,807
Grand Korea Leisure Co. Ltd.	83,784	939,280
GS Holdings Corp.	137,444	4,750,861
GS Retail Co. Ltd.	41,611	513,354
Hana Tour Service, Inc.	57,731	2,344,146
Hancom, Inc.	26,895	608,804
Handsome Co. Ltd.	47,992	598,833
Hanil Cement Co. Ltd.	85,598	1,180,334
Hanjin Kal Corp.	11,550	1,011,566
Hanjin Transportation Co. Ltd.	28,925	424,359
Hankook & Co. Co. Ltd.	95,220	1,354,641
Hanmi Science Co. Ltd.*	21,017	697,660
Hansae Co. Ltd.	46,528	359,578
Hanwha General Insurance Co. Ltd.*	156,821	669,301
Hanwha Systems Co. Ltd.	81,635	3,508,321
HD Hyundai Construction Equipment Co. Ltd.	24,254	1,365,815
HD Hyundai Infracore Co. Ltd.*	182,019	1,704,742
HDC Holdings Co. Ltd.	55,806	971,726
HDC Hyundai Development Co.-Engineering & Construction, Class E	66,039	1,098,530
Hite Jinro Co. Ltd.	71,078	1,084,919
HK inno N Corp.*	9,330	295,883
HL Mando Co. Ltd.	21,815	530,989
HPSP Co. Ltd.	14,588	299,953
Humedix Co. Ltd.	14,100	595,510
Huons Co. Ltd.	20,349	418,409
Hyosung Heavy Industries Corp.	1,888	1,246,449
Hyosung TNC Corp.	4,984	923,237
Hyundai Autoever Corp.	3,915	494,887
Hyundai Department Store Co. Ltd.	23,002	1,288,494
Hyundai Wia Corp.	25,353	860,379
HyVision System, Inc.	30,336	329,299
Iljin Electric Co. Ltd.	14,945	456,234
iM Financial Group Co. Ltd.	870,660	8,109,215
Innocean Worldwide, Inc.	81,067	1,191,137
JB Financial Group Co. Ltd.	408,453	6,219,405
JW Pharmaceutical Corp.	1,462	24,266
JYP Entertainment Corp.	16,827	926,383
K Car Co. Ltd.	80,936	916,347
KEPCO Engineering & Construction Co., Inc.	6,872	531,083
KEPCO Plant Service & Engineering Co. Ltd.	55,273	2,461,401
KG Dongbusteel	23,136	104,914
KISWIRE Ltd.	21,521	284,799
KIWOOM Securities Co. Ltd.	29,131	4,942,945
Koh Young Technology, Inc.	38,762	460,974
Kolmar BNH Co. Ltd.*	44,889	481,619
Kolmar Korea Co. Ltd.*	11,070	818,603
Kolon Industries, Inc.	36,783	1,200,571
Korea Aerospace Industries Ltd.	23,983	1,595,786
Korea Electric Terminal Co. Ltd.	8,252	398,659
Korea Electronic Power Industrial Development Co. Ltd.	3,051	32,508
Korea Investment Holdings Co. Ltd.	116,758	12,077,221
Korea United Pharm, Inc.	27,473	415,271
Korean Reinsurance Co.	586,435	4,449,536
Kumho Petrochemical Co. Ltd.	18,283	1,521,326
Kyung Dong Navien Co. Ltd.	5,917	317,421
LEENO Industrial, Inc.	61,983	2,337,681
LG Uplus Corp.	838,392	8,883,377
LIG Nex1 Co. Ltd.	12,584	5,035,092
Lotte Innovate Co. Ltd.	17,206	292,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Lotte Rental Co. Ltd.	42,644	$1,082,215
Lotte Shopping Co. Ltd.	30,964	1,702,378
LS Electric Co. Ltd.	12,220	2,707,306
LX Hausys Ltd.	17,000	382,298
LX INTERNATIONAL Corp.	67,976	1,568,948
LX Semicon Co. Ltd.	34,059	1,632,793
MegaStudyEdu Co. Ltd.	18,377	683,555
Mirae Asset Securities Co. Ltd.	546,861	8,691,589
Misto Holdings Corp.	62,143	1,646,126
Nexen Tire Corp.	36,678	165,779
NH Investment & Securities Co. Ltd.	572,185	8,475,088
NHN KCP Corp.	36,977	300,561
NICE Information Service Co. Ltd.	120,257	1,455,987
NongShim Co. Ltd.	3,053	889,026
Orion Corp.	19,555	1,576,455
Paradise Co. Ltd.	55,274	625,396
Partron Co. Ltd.	60,351	284,852
PharmaResearch Co. Ltd.	3,246	1,186,945
Philoptics Co. Ltd.*	16,650	466,338
Poongsan Corp.	29,508	2,813,930
Posco DX Co. Ltd.	15,089	262,179
PSK Holdings, Inc.	3,850	100,558
S-1 Corp.	58,498	2,973,446
Samsung Securities Co. Ltd.	184,994	10,088,588
SAMT Co. Ltd.	241,809	522,283
Samyang Corp.	15,767	602,828
Samyang Foods Co. Ltd.	2,177	2,250,233
SeAH Besteel Holdings Corp.	55,863	1,361,806
Seegene, Inc.	62,529	1,533,573
Sejin Heavy Industries Co. Ltd.	47,359	401,443
SGC Energy Co. Ltd.	34,571	628,866
Shinsegae International, Inc.	7,833	71,679
Shinsegae, Inc.	9,867	1,377,403
SL Corp.	28,258	654,314
SM Entertainment Co. Ltd.	6,825	713,045
SNT Motiv Co. Ltd.	48,098	1,115,492
Soop Co. Ltd.	6,171	417,009
Soulbrain Co. Ltd.	2,885	384,781
ST Pharm Co. Ltd.	4,797	273,688
Sungwoo Hitech Co. Ltd.	28,733	122,843
TKG Huchems Co. Ltd.	75,670	941,950
Tokai Carbon Korea Co. Ltd.	5,012	398,851
TS Corp.	190,729	405,596
Unid Co. Ltd.	11,454	774,011
Total South Korea		226,561,554
Taiwan — 25.0%
AcBel Polytech, Inc.	305,000	271,986
Adlink Technology, Inc.	92,000	192,428
Advanced Energy Solution Holding Co. Ltd.	53,000	1,923,182
Advancetek Enterprise Co. Ltd.	726,000	1,786,916
Alexander Marine Co. Ltd.	2,508	16,441
Allied Supreme Corp.(b)	145,000	1,248,374
Allis Electric Co. Ltd.(b)	145,207	539,332
Alltek Technology Corp.	724,240	921,043
AMPOC Far-East Co. Ltd.	386,000	1,276,448
AP Memory Technology Corp.	145,000	1,484,150
Apacer Technology, Inc.	115,000	208,647
Arcadyan Technology Corp.	435,681	2,990,348
Asia Optical Co., Inc.(b)	346,000	1,622,689
ASMedia Technology, Inc.	34,000	2,223,059
ASROCK, Inc.	118,000	1,106,805
Bank of Kaohsiung Co. Ltd.	652,000	270,067
BenQ Materials Corp.	435,000	350,686
BES Engineering Corp.	2,999,000	1,170,362
Bizlink Holding, Inc.	145,000	4,209,229
Bora Pharmaceuticals Co. Ltd.(b)	59,000	1,678,386
C Sun Manufacturing Ltd.	37,000	191,257
Capital Futures Corp.	484,180	788,127
Capital Securities Corp.	6,637,340	4,453,371
Cathay Consolidated, Inc.	145,000	426,879
Cathay Real Estate Development Co. Ltd.	1,048,000	697,782
Central Reinsurance Co. Ltd.(b)	1,338,000	1,044,311
Century Iron & Steel Industrial Co. Ltd.	142,000	1,152,061
Charoen Pokphand Enterprise	435,100	1,899,057
CHC Resources Corp.	85,000	218,814
Chenbro Micom Co. Ltd.(b)	60,000	1,000,274
Cheng Loong Corp.(b)	1,594,000	960,372
Cheng Uei Precision Industry Co. Ltd.(b)	726,000	1,287,375
Chicony Electronics Co. Ltd.	1,629,652	7,252,320
Chicony Power Technology Co. Ltd.	476,625	1,737,661
China Bills Finance Corp.	1,596,000	814,063
China General Plastics Corp.(b)	566,000	190,075
China Metal Products	365,000	329,864
China Steel Chemical Corp.(b)	143,726	452,649
China Wire & Cable Co. Ltd.	145,000	191,103
Chin-Poon Industrial Co. Ltd.(b)	329,000	362,089
ChipMOS Technologies, Inc.	1,308,000	1,206,716
Chong Hong Construction Co. Ltd.	603,000	1,754,587
Chun Yuan Steel Industry Co. Ltd.	1,015,000	653,225
Chung-Hsin Electric & Machinery Manufacturing Corp.(b)	507,000	2,811,653
Cleanaway Co. Ltd.	184,161	1,147,381
Compeq Manufacturing Co. Ltd.(b)	2,411,000	4,778,752
Continental Holdings Corp.	1,597,000	1,268,328
CTCI Corp.	1,016,190	906,194
Cub Elecparts, Inc.*	13,000	30,885
Cyberlink Corp.	75,000	265,730
CyberPower Systems, Inc.	102,000	902,609
DA CIN Construction Co. Ltd.	1,015,000	1,966,623
Da-Li Development Co. Ltd.	435,916	722,995
Darfon Electronics Corp.	534,000	615,127
Daxin Materials Corp.(b)	86,000	788,991
Delpha Construction Co. Ltd.	435,000	460,881
Depo Auto Parts Ind Co. Ltd.	205,000	1,343,883
Dynamic Holding Co. Ltd.(b)	72,000	111,653
Elan Microelectronics Corp.	145,409	604,792
Ennoconn Corp.	145,243	1,431,945
Eternal Materials Co. Ltd.	1,595,319	1,310,682
Evergreen Aviation Technologies Corp.	145,000	521,190
Evergreen International Storage & Transport Corp.	1,540,000	1,784,506
Everlight Electronics Co. Ltd.(b)	1,014,165	2,437,162
Far Eastern Department Stores Ltd.	2,517,841	1,853,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Far Eastern International Bank	8,470,670	$3,740,642
Faraday Technology Corp.	145,582	924,465
Farglory F T Z Investment Holding Co. Ltd.	71,429	101,476
Farglory Land Development Co. Ltd.(b)	727,640	1,596,663
FDC International Hotels Corp.	102,000	177,728
Feng Hsin Steel Co. Ltd.	654,950	1,470,790
FIC Global, Inc.(b)	145,000	160,576
Flytech Technology Co. Ltd.	491,000	2,008,575
Formosa Advanced Technologies Co. Ltd.	145,000	138,488
Formosa International Hotels Corp.	145,000	950,551
Formosa Laboratories, Inc.	33,000	78,399
Formosa Sumco Technology Corp.	33,000	88,679
Fositek Corp.	17,871	496,757
Foxsemicon Integrated Technology, Inc.	412,197	4,197,885
Fulgent Sun International Holding Co. Ltd.	297,368	1,063,774
Fusheng Precision Co. Ltd.	337,000	3,426,297
G Shank Enterprise Co. Ltd.(b)	435,103	1,059,011
Gemtek Technology Corp.*(b)	1,015,000	910,345
Genius Electronic Optical Co. Ltd.	145,280	2,078,839
Getac Holdings Corp.	1,217,292	4,625,476
Giant Manufacturing Co. Ltd.	621,051	2,306,724
Global Brands Manufacture Ltd.	726,400	2,218,091
Global Mixed Mode Technology, Inc.	167,000	1,231,977
Global PMX Co. Ltd.	103,000	433,692
Gold Circuit Electronics Ltd.	320,000	3,231,549
Goldsun Building Materials Co. Ltd.(b)	3,045,000	4,080,917
Gourmet Master Co. Ltd.	173,000	483,846
Grape King Bio Ltd.	257,988	1,108,363
Great Wall Enterprise Co. Ltd.	1,308,259	2,951,331
Greatek Electronics, Inc.	971,000	1,917,934
HD Renewable Energy Co. Ltd.(b)	57,583	463,234
Highwealth Construction Corp.	1,169,447	1,657,370
Hiwin Technologies Corp.(b)	334,000	2,401,068
Hiyes International Co. Ltd.(b)	145,000	506,299
Holy Stone Enterprise Co. Ltd.	130,900	349,521
Hong TAI Electric Industrial	435,000	563,630
Hsin Kuang Steel Co. Ltd.	201,000	270,069
Huaku Development Co. Ltd.*	978,425	3,583,852
Huang Hsiang Construction Corp.	163,785	241,932
Hung Ching Development & Construction Co. Ltd.	145,000	135,261
Hung Sheng Construction Ltd.	436,000	374,627
IBF Financial Holdings Co. Ltd.	6,825,000	3,142,416
Ichia Technologies, Inc.	435,000	603,836
Iron Force Industrial Co. Ltd.	220,905	724,452
ITE Technology, Inc.	374,000	1,805,217
J&V Energy Technology Co. Ltd.	118,000	662,467
JPC connectivity, Inc.(b)	167,000	831,799
JSL Construction & Development Co. Ltd.*	61,480	165,633
Kaori Heat Treatment Co. Ltd.	58,577	515,346
Kenda Rubber Industrial Co. Ltd.	1,885,000	1,403,490
Kindom Development Co. Ltd.(b)	840,200	1,449,612
King Slide Works Co. Ltd.	124,004	8,638,510
King Yuan Electronics Co. Ltd.	1,663,000	5,806,723
Kinik Co.	145,495	1,596,301
Kinpo Electronics	935,000	648,150
KMC Kuei Meng International, Inc.	100,000	318,362
KS Terminals, Inc.(b)	143,000	245,741
Kung Long Batteries Industrial Co. Ltd.	307,000	1,466,058
L&K Engineering Co. Ltd.	275,981	2,895,665
Lelon Electronics Corp.	435,000	1,131,727
Lian HWA Food Corp.	145,282	698,758
Lien Hwa Industrial Holdings Corp.(b)	1,132,078	1,666,416
Lintes Technology Co. Ltd.	69,406	282,737
Lion Travel Service Co. Ltd.	350,000	2,000,890
Lotus Pharmaceutical Co. Ltd.	143,000	1,084,298
Machvision, Inc.(b)	145,000	2,660,550
Makalot Industrial Co. Ltd.	558,218	4,509,772
Marketech International Corp.	145,000	938,142
Mayer Steel Pipe Corp.	474,000	383,750
Merida Industry Co. Ltd.	388,043	1,368,220
Merry Electronics Co. Ltd.(b)	723,622	2,724,853
METAAGE Corp.	24,000	42,147
momo.com, Inc.(b)	145,000	1,335,239
MSSCORPS Co. Ltd.(b)	81,897	339,228
Nak Sealing Technologies Corp.	121,000	470,132
Namchow Holdings Co. Ltd.	171,000	239,126
Nan Pao Resins Chemical Co. Ltd., Class L	145,000	1,486,632
Nichidenbo Corp.*	1,002,000	2,600,014
Nien Made Enterprise Co. Ltd.	258,000	3,599,035
Nuvoton Technology Corp.	350,872	868,412
O-Bank Co. Ltd.	3,625,000	1,145,377
Orient Semiconductor Electronics Ltd.(b)	230,000	302,341
Pan Jit International, Inc.	622,000	1,064,631
Pan-International Industrial Corp.(b)	871,000	1,195,642
Pegavision Corp.(b)	69,000	701,527
Phoenix Silicon International Corp.(b)	145,000	677,547
Posiflex Technology, Inc.	218,000	2,156,716
Pou Chen Corp.*(b)	4,636,000	4,911,824
Powertech Technology, Inc.	2,068,000	9,309,256
President Securities Corp.	1,014,520	783,152
Primax Electronics Ltd.	1,594,000	3,977,906
Prince Housing & Development Corp.	1,884,000	597,860
Promate Electronic Co. Ltd.	726,000	1,896,269
Qisda Corp.	4,518,000	4,028,957
Raydium Semiconductor Corp.(b)	145,000	1,816,719
Rechi Precision Co. Ltd.	726,000	605,166
Rexon Industrial Corp. Ltd.	175,000	161,749
Ruentex Engineering & Construction Co.	118,000	704,882
Run Long Construction Co. Ltd.	292,000	301,376
Sakura Development Co. Ltd.	98,000	223,093
San Fu Chemical Co. Ltd.(b)	145,000	563,381
Sanyang Motor Co. Ltd.	851,000	1,809,089
Scientech Corp.(b)	29,000	342,496
ScinoPharm Taiwan Ltd.	123,000	71,580
SDI Corp.	145,000	353,913
Sercomm Corp.	480,488	1,562,589
Sesoda Corp.	727,000	756,566
ShenMao Technology, Inc.(b)	145,000	282,932
Shihlin Electric & Engineering Corp.(b)	153,000	940,144
Shin Zu Shing Co. Ltd.(b)	469,072	3,444,336
Shinfox Energy Co. Ltd.(b)	61,988	170,609
Shinkong Insurance Co. Ltd.	498,000	1,670,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Shiny Chemical Industrial Co. Ltd.(b)	172,764	$718,569
ShunSin Technology Holding Ltd.	19,000	91,384
Sigurd Microelectronics Corp.*	1,884,000	5,114,378
Sinbon Electronics Co. Ltd.	359,120	2,686,147
Sincere Navigation Corp.*(b)	244,000	181,254
Sinon Corp.	1,595,000	2,279,585
Sinyi Realty, Inc.	1,040,000	893,605
Sitronix Technology Corp.	336,000	2,329,180
Sonix Technology Co. Ltd.	390,000	441,907
Standard Chemical & Pharmaceutical Co. Ltd.	145,000	282,932
Standard Foods Corp.	427,896	479,720
Stark Technology, Inc.	360,000	1,916,336
Sunny Friend Environmental Technology Co. Ltd., Class T	145,000	360,366
Sunonwealth Electric Machine Industry Co. Ltd.	204,000	701,835
Sunrex Technology Corp.	435,000	668,612
Supreme Electronics Co. Ltd.(b)	1,430,868	2,201,750
Swancor Holding Co. Ltd.	220,000	527,934
Symtek Automation Asia Co. Ltd.(b)	138,118	787,233
Syncmold Enterprise Corp.(b)	362,000	866,213
Synnex Technology International Corp.	4,207,600	9,275,963
Systex Corp.	435,000	1,556,124
TA Chen Stainless Pipe	4,202,800	4,985,178
Ta Ya Electric Wire & Cable(b)	434,976	564,343
Taichung Commercial Bank Co. Ltd.(b)	4,773,174	3,586,580
TaiDoc Technology Corp.	145,000	622,946
Taiflex Scientific Co. Ltd.(b)	25,000	39,111
Tainan Spinning Co. Ltd.(b)	1,382,000	631,579
Taiwan Business Bank(b)	3,108,810	1,633,583
Taiwan Cogeneration Corp.	337,223	515,439
Taiwan Fertilizer Co. Ltd.	1,697,000	3,084,715
Taiwan FU Hsing Industrial Co. Ltd.	548,000	868,561
Taiwan Hon Chuan Enterprise Co. Ltd.	479,608	2,594,073
Taiwan Navigation Co. Ltd.	1,214,000	1,161,553
Taiwan Paiho Ltd.	435,000	804,122
Taiwan PCB Techvest Co. Ltd.	612,302	641,395
Taiwan Sakura Corp.	435,000	1,273,193
Taiwan Secom Co. Ltd.	453,000	1,705,806
Taiwan Surface Mounting Technology Corp.	828,000	2,947,830
Teco Electric & Machinery Co. Ltd.	2,757,000	4,464,128
Test Research, Inc.(b)	726,115	3,629,084
Thinking Electronic Industrial Co. Ltd.	145,000	657,692
Thye Ming Industrial Co. Ltd.	435,000	1,037,912
Ton Yi Industrial Corp.	2,181,000	1,467,091
Tong Hsing Electronic Industries Ltd.	277,214	1,015,401
Tong Yang Industry Co. Ltd.	993,685	3,340,403
Topco Scientific Co. Ltd.*	434,776	4,085,513
Topkey Corp.	270,000	1,733,021
Transcend Information, Inc.	726,479	2,499,354
Tripod Technology Corp.	1,049,928	8,895,563
TSRC Corp.	471,000	289,417
Ttet Union Corp.	90,000	468,301
Tung Ho Steel Enterprise Corp.	1,093,722	2,377,494
TXC Corp.	1,308,549	3,843,404
TYC Brother Industrial Co. Ltd.(b)	435,000	698,394
U-Ming Marine Transport Corp.	1,147,420	1,901,107
Union Bank of Taiwan	1,015,283	622,127
United Integrated Services Co. Ltd.(b)	726,000	15,483,295
Universal Cement Corp.	1,307,365	1,246,410
VisEra Technologies Co. Ltd.	78,000	618,136
Visual Photonics Epitaxy Co. Ltd.	145,750	623,673
Waffer Technology Corp.	145,500	250,038
Wah Lee Industrial Corp.	435,580	1,410,580
Walsin Technology Corp.(b)	370,000	1,029,748
Weikeng Industrial Co. Ltd.	1,881,431	2,144,723
Weltrend Semiconductor	145,000	257,120
Winmate, Inc.(b)	145,000	665,138
WinWay Technology Co. Ltd.(b)	56,000	2,482,541
Wisdom Marine Lines Co. Ltd.(b)	798,000	1,480,611
WNC Corp. /Taiwan	435,587	1,811,715
Wowprime Corp.	73,000	619,745
Yankey Engineering Co. Ltd.	225,000	3,350,507
Yem Chio Co. Ltd.	1,884,000	1,015,781
YFY, Inc.	1,594,000	1,249,576
Yulon Motor Co. Ltd.	351,496	404,897
YungShin Global Holding Corp.(b)	875,000	1,782,230
Zenitron Corp.	774,000	900,863
Zero One Technology Co. Ltd.	436,000	1,589,552
Zhen Ding Technology Holding Ltd.	995,000	3,423,165
Zippy Technology Corp.	598,000	1,058,353
Zyxel Group Corp.	94,000	87,365
Total Taiwan		404,338,769
Thailand — 3.9%
Amata Corp. PCL, NVDR	2,333,700	1,005,016
Bangchak Corp. PCL, NVDR	1,666,900	1,563,900
Bangchak Sriracha PCL, NVDR(b)	3,172,600	425,502
Bangkok Chain Hospital PCL, NVDR	3,481,600	1,370,846
Banpu PCL, NVDR	24,724,900	3,057,457
BCPG PCL, NVDR(b)	3,525,112	618,084
Berli Jucker PCL, NVDR	2,237,300	1,314,490
Central Plaza Hotel PCL, NVDR	826,900	615,557
Chularat Hospital PCL, NVDR	15,982,100	747,269
Com7 PCL, NVDR	1,626,900	925,832
Ditto Thailand PCL, NVDR	662,100	193,485
Erawan Group PCL, NVDR(b)	9,129,600	595,371
Gunkul Engineering PCL, NVDR	18,962,300	869,115
Ichitan Group PCL, NVDR	3,852,800	1,197,009
KCE Electronics PCL, NVDR	1,216,600	681,113
Kiatnakin Phatra Bank PCL, NVDR	1,762,900	2,453,839
Land & Houses PCL, NVDR	12,844,800	1,351,304
Mega Lifesciences PCL, NVDR	1,256,300	995,108
MK Restaurants Group PCL, NVDR	971,600	439,344
Moshi Moshi Retail Corp. PLC, NVDR	416,000	515,061
Northeast Rubber PCL, NVDR	10,562,275	1,325,615
Osotspa PCL, NVDR	7,642,400	3,526,312
Precious Shipping PCL, NVDR	4,316,900	770,193
Prima Marine PCL, NVDR	6,068,500	1,054,701
PTG Energy PCL, NVDR	2,975,500	521,716
Quality Houses PCL, NVDR	40,865,200	1,609,027
Ratch Group PCL, NVDR	1,070,200	796,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

Investments	Shares	Value
Rojana Industrial Park PCL, NVDR	5,788,900	$776,394
Sansiri PCL, NVDR	69,194,300	2,724,457
SCGJWD Logistics PCL, NVDR(b)	2,156,600	524,079
Siam City Cement PCL, NVDR	448,800	1,967,286
SISB PCL, NVDR	661,200	294,918
Star Petroleum Refining PCL, NVDR	6,534,300	1,015,056
Supalai PCL, NVDR	5,872,700	2,619,422
Thai Oil PCL, NVDR	2,970,100	2,466,804
Thai Vegetable Oil PCL, NVDR	2,192,655	1,436,646
Tipco Asphalt PCL, NVDR	5,944,900	2,487,042
Tisco Financial Group PCL, NVDR(b)	4,006,500	11,923,832
TTW PCL, NVDR	4,338,500	1,154,398
WHA Corp. PCL, NVDR	28,788,900	2,798,413
WHA Utilities & Power PCL, NVDR	10,973,600	1,086,938
Total Thailand		63,814,624
Turkey — 0.9%
AG Anadolu Grubu Holding AS	42,092	275,018
Agesa Hayat ve Emeklilik AS	64,005	253,971
Akcansa Cimento AS	85,813	286,378
Alfa Solar Enerji Sanayi VE Ticaret AS	128,293	133,408
Anadolu Efes Biracilik ve Malt Sanayii AS	2,479,643	932,822
Anadolu Hayat Emeklilik AS	92,361	184,056
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	112,241	152,735
Aselsan Elektronik Sanayi ve Ticaret AS^	1	3
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS, Class T	290,095	677,607
Aydem Yenilenebilir Enerji AS, Class A	306,190	131,499
Aygaz AS	75,507	242,876
Bogazici Beton Sanayi Ve Ticaret AS	978,321	507,925
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	115,471	208,781
Celebi Hava Servisi AS	5,943	240,746
Cimsa Cimento Sanayi ve Ticaret AS(b)	197,083	237,727
Enerjisa Enerji AS(a)	1,108,717	1,629,913
GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret AS	124,396	478,284
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	30,876	253,721
Is Yatirim Menkul Degerler AS, Class A	376,970	345,770
Iskenderun Demir ve Celik AS*	290,879	260,664
Jantsa Jant Sanayi Ve Ticaret AS	247,450	120,574
Kocaer Celik Sanayi Ve Ticaret AS	637,444	221,700
Logo Yazilim Sanayi ve Ticaret AS	97,218	388,447
Mavi Giyim Sanayi ve Ticaret AS, Class B(a)	1,113,820	1,076,495
Migros Ticaret AS	111,834	1,390,425
Nuh Cimento Sanayi AS	313,817	1,697,885
Torunlar Gayrimenkul Yatirim Ortakligi AS	113,710	191,024
Turkiye Petrol Rafinerileri AS^	0	1
Turkiye Sigorta AS	1,062,874	223,026
Turkiye Sise ve Cam Fabrikalari AS^	0	0	†
Vestel Beyaz Esya Sanayi ve Ticaret AS	3,893,827	920,776
Ziraat Gayrimenkul Yatirim Ortakligi AS, Class O	408,810	249,846
Total Turkey		13,914,103
TOTAL COMMON STOCKS
(Cost: $1,238,657,446)		1,606,969,807
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree Emerging Markets High Dividend Fund(b)(c)
(Cost: $683,692)	15,554	704,441

MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)
(Cost: $360,659)	360,659	360,659
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 4.1%
United States — 4.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	59,438,839	59,438,839
WisdomTree Government Money Market Digital Fund, 4.10%(c)(d)	7,400,000	7,400,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $66,838,839)		66,838,839
TOTAL INVESTMENTS IN SECURITIES — 103.5% (Cost: $1,306,540,636)		1,674,873,746
Other Liabilities less Assets — (3.5)%		(56,968,942)
NET ASSETS — 100.0%		$1,617,904,804

†	Amount is less than $1.
*	Non-income producing security.
^	Share amount represents a fractional share.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $38,668,179 and the total market value of the collateral held by the Fund was $67,988,346 (may include collateral for pending security loans). The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,149,507.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
CNH	Offshore Chinese renminbi
KRW	South Korean won
MYR	Malaysian ringgit
SAR	Saudi Arabian riyal
TRY	Turkish lira
TWD	Taiwan new dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

ABBREVIATIONS:
NVDR	Non-Voting Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$—	$14,052,987	$13,497,348	$128,053	$20,749	$704,441	$180,629	$—
WisdomTree Government Money Market Digital Fund	—	11,400,000	4,000,000	—	—	7,400,000	—	24,112
Total	$—	$25,452,987	$17,497,348	$128,053	$20,749	$8,104,441	$180,629	$24,112

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/2/2025	742,474	USD	5,319,006	CNH	$–	$(77)
Goldman Sachs	7/3/2025	589,122	USD	2,209,618	SAR	–	(31)
HSBC Holdings PLC	7/2/2025	913,143	USD	3,845,247	MYR	–	(108)
HSBC Holdings PLC	7/3/2025	2,330,151	USD	3,142,301,087	KRW	1,830	–
JPMorgan Chase Bank NA	7/2/2025	3,487,544	USD	101,654,944	TWD	7,641	–
Standard Chartered Bank	7/2/2025	1,530	USD	60,911	TRY	–	(1)
						$9,471	$(217)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,606,969,807	$–	$–	$1,606,969,807
Exchange-Traded Fund	704,441	–	–	704,441
Mutual Fund	–	360,659	–	360,659
Investment of Cash Collateral for Securities Loaned	–	66,838,839	–	66,838,839
Total Investments in Securities	$1,607,674,248	$67,199,498	$–	$1,674,873,746
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$9,471	$–	$9,471
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(217)	$–	$(217)
Total - Net	$1,607,674,248	$67,208,752	$–	$1,674,883,000

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
Austria — 0.6%
ANDRITZ AG	145,416	$10,770,949
Belgium — 3.9%
Anheuser-Busch InBev SA	405,191	27,700,879
Azelis Group NV	248,853	3,952,329
Barco NV	181,242	2,631,728
Bekaert SA	74,618	3,070,040
Fagron	67,287	1,773,209
Melexis NV	70,875	6,002,633
Solvay SA	159,135	5,480,728
Syensqo SA	90,724	6,973,379
UCB SA	43,188	8,463,732
Total Belgium		66,048,657
Finland — 5.8%
Hiab OYJ, Class B	96,585	5,827,539
Huhtamaki OYJ	167,140	5,940,851
Kemira OYJ	251,891	5,816,067
Kone OYJ, Class B	368,541	24,174,339
Konecranes OYJ	94,347	7,458,957
Metso OYJ	892,498	11,503,288
Nokia OYJ	3,399,299	17,581,109
Valmet OYJ	314,692	9,704,165
Wartsila OYJ Abp	393,027	9,245,545
Total Finland		97,251,860
France — 15.7%
Accor SA	8,051	418,948
Air Liquide SA	148,188	30,465,673
Airbus SE	81,156	16,886,661
Arkema SA	30,352	2,228,574
BioMerieux	3,167	436,444
Bureau Veritas SA	7,894	268,169
Cie Generale des Etablissements Michelin SCA	351,362	13,008,550
Danone SA	171,040	13,925,768
Dassault Aviation SA	4,796	1,690,060
Dassault Systemes SE	91,951	3,316,893
EssilorLuxottica SA	79,424	21,713,691
Gaztransport & Technigaz SA	168	33,170
Hermes International SCA	7,164	19,333,343
Imerys SA	7,718	253,130
Interparfums SA	19,624	760,617
Ipsen SA	458	54,354
IPSOS SA	14,981	800,137
Legrand SA	11,249	1,498,726
L'Oreal SA	112,441	47,925,135
LVMH Moet Hennessy Louis Vuitton SE	108,331	56,537,241
Nexans SA	7,914	1,030,244
Opmobility	34,420	438,786
Pernod Ricard SA	67,550	6,708,233
Publicis Groupe SA	46,115	5,179,356
Rubis SCA	44	1,416
Safran SA	51,456	16,664,801
Technip Energies NV	31,131	1,306,051
Valeo SE	88,123	960,987
Vicat SACA	16,658	1,149,774
Total France		264,994,932
Germany — 26.7%
adidas AG	10,232	2,377,543
AIXTRON SE	23,561	431,174
Beiersdorf AG	12,602	1,576,918
Brenntag SE	37,033	2,443,080
Continental AG	100,776	8,765,723
Daimler Truck Holding AG	583,987	27,537,050
Deutsche Telekom AG, Registered Shares	2,354,330	85,589,589
Duerr AG	23,023	610,777
Evonik Industries AG	499,856	10,268,225
GEA Group AG	30,734	2,142,979
Hannover Rueck SE	89,506	28,073,787
Heidelberg Materials AG	114,991	26,922,184
Henkel AG & Co. KGaA	106,431	7,683,439
HochTief AG	36,386	7,145,665
Hugo Boss AG	17,519	807,575
Jenoptik AG	18,225	417,813
Knorr-Bremse AG	58,248	5,610,118
Krones AG	1,125	184,881
Lanxess AG	24,436	724,563
Merck KGaA	16,984	2,193,032
MTU Aero Engines AG	1,208	534,873
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	94,601	61,142,661
SAP SE	171,152	51,864,060
Schott Pharma AG & Co. KGaA	11,126	371,564
Siemens AG, Registered Shares	285,201	72,865,528
Siemens Healthineers AG(a)	268,822	14,850,092
Symrise AG	11,290	1,181,351
Talanx AG	202,092	26,071,092
Total Germany		450,387,336
Ireland — 0.8%
Glanbia PLC	352,759	5,176,074
Kerry Group PLC, Class A	71,671	7,887,278
Total Ireland		13,063,352
Italy — 5.5%
Brembo NV	485,719	4,629,707
Brunello Cucinelli SpA	53,143	6,437,810
Carel Industries SpA(a)	188,276	4,994,774
DiaSorin SpA	38,289	4,083,750
Ferrari NV	28,370	13,857,007
Ferretti SpA(b)	130,985	431,749
Intercos SpA	158,726	2,407,260
Leonardo SpA	275,848	15,471,356
Maire SpA	564,008	7,421,698
Moncler SpA	155,774	8,848,364
Piaggio & C SpA(b)	557,863	1,231,113
Prysmian SpA	133,551	9,412,397
Reply SpA	29,897	5,144,865
Webuild SpA	1,884,768	7,955,912
Total Italy		92,327,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2025

Investments	Shares	Value
Netherlands — 13.2%
Aegon Ltd.	2,441,376	$17,618,987
Akzo Nobel NV	125,216	8,730,893
Arcadis NV	68,004	3,288,850
ASM International NV	11,848	7,557,481
ASML Holding NV	58,697	46,687,617
BE Semiconductor Industries NV	61,257	9,135,720
Corbion NV	86,208	1,844,789
Fugro NV	196,525	2,752,141
Heineken Holding NV	154,239	11,451,625
Heineken NV	227,258	19,746,070
IMCD NV	34,349	4,598,559
JDE Peet's NV	387,274	11,019,537
Koninklijke Ahold Delhaize NV	594,003	24,753,089
Koninklijke Vopak NV	138,603	6,869,154
SBM Offshore NV	296,634	7,834,582
Universal Music Group NV	711,834	22,961,902
Wolters Kluwer NV	96,098	16,012,611
Total Netherlands		222,863,607
Portugal — 0.1%
Altri SGPS SA(b)	249,088	1,423,948
Spain — 18.8%
Acerinox SA	702,670	8,924,648
ACS Actividades de Construccion y Servicios SA	296,405	20,510,759
Amadeus IT Group SA	260,313	21,842,020
Banco Bilbao Vizcaya Argentaria SA	7,515,574	115,173,200
Banco Santander SA	9,605,085	79,228,889
CIE Automotive SA	262,100	7,507,049
Ebro Foods SA	282,577	5,738,460
Elecnor SA	131,311	3,337,117
Fluidra SA	279,494	6,955,378
Gestamp Automocion SA(a)	1,634,848	5,607,509
Mapfre SA	7,765,725	31,631,798
Prosegur Cia de Seguridad SA	951,418	3,255,535
Viscofan SA	93,573	6,634,373
Total Spain		316,346,735
Switzerland — 0.7%
DSM-Firmenich AG	115,640	12,252,249
United States — 8.0%
Ferrovial SE	334,491	17,770,980
Sanofi SA	587,839	56,727,735
Schneider Electric SE	143,670	38,080,481
Signify NV(a)	225,442	6,081,312
Tenaris SA	868,520	16,286,700
Total United States		134,947,208
TOTAL COMMON STOCKS
(Cost: $1,190,632,325)		1,682,678,595
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $1,257,851)	1,257,851	1,257,851
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $2,106,748)	2,106,748	2,106,748
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,193,996,924)		1,686,043,194
Other Assets less Liabilities — 0.0%		472,396
NET ASSETS — 100.0%		$1,686,515,590

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,199,089 and the total market value of the collateral held by the Fund was $3,380,557. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,273,809.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Securities Lending Income
Wisdomtree Government Money Market Digital Fund^	$—	$4,700,000	$4,700,000	$—	$—	$—	$5,154

^	As of June 30, 2025, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	14,837,731	EUR	17,375,413	USD	$42,998	$–
Citibank NA	7/3/2025	355,947,739	USD	312,940,622	EUR	–	(11,421,659)
Goldman Sachs	7/3/2025	26,077,554	EUR	30,316,434	USD	296,706	–
Goldman Sachs	7/3/2025	8,605,877	EUR	9,928,807	USD	173,863	–
Goldman Sachs	7/3/2025	8,540,549	EUR	9,928,807	USD	97,173	–
HSBC Holdings PLC	7/3/2025	291,699,119	EUR	342,437,847	USD	–	(4,420)
HSBC Holdings PLC	7/3/2025	355,947,737	USD	312,940,621	EUR	–	(11,421,659)
HSBC Holdings PLC	8/5/2025	338,549,197	USD	287,760,357	EUR	2,298	–
JPMorgan Chase Bank NA	7/3/2025	291,700,607	EUR	342,437,844	USD	–	(2,670)
JPMorgan Chase Bank NA	8/5/2025	338,549,196	USD	287,761,579	EUR	859	–
Morgan Stanley & Co. International	7/3/2025	291,700,113	EUR	342,437,847	USD	–	(3,253)
Morgan Stanley & Co. International	7/3/2025	355,947,739	USD	312,940,897	EUR	–	(11,421,982)
Morgan Stanley & Co. International	8/5/2025	338,549,197	USD	287,761,336	EUR	1,147	–
Royal Bank of Canada	7/3/2025	291,699,616	EUR	342,437,847	USD	–	(3,836)
Royal Bank of Canada	8/5/2025	338,549,197	USD	287,760,846	EUR	1,723	–
Standard Chartered Bank	7/3/2025	355,947,739	USD	312,941,448	EUR	–	(11,422,628)
UBS Group AG	7/3/2025	291,699,864	EUR	342,437,847	USD	–	(3,545)
UBS Group AG	7/3/2025	355,947,739	USD	312,941,998	EUR	–	(11,423,274)
UBS Group AG	8/5/2025	338,549,197	USD	287,761,825	EUR	572	–
						$617,339	$(57,128,926)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,682,678,595	$–	$–	$1,682,678,595
Mutual Fund	–	1,257,851	–	1,257,851
Investment of Cash Collateral for Securities Loaned	–	2,106,748	–	2,106,748
Total Investments in Securities	$1,682,678,595	$3,364,599	$–	$1,686,043,194
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$617,339	$–	$617,339
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(57,128,926)	$–	$(57,128,926)
Total - Net	$1,682,678,595	$(53,146,988)	$–	$1,629,531,607

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.0%
Australia — 0.8%
Glencore PLC*	150,534	$585,022
Austria — 0.9%
ANDRITZ AG	2,111	156,362
Kontron AG	3,302	96,901
Mondi PLC	11,358	185,139
Telekom Austria AG	11,999	135,920
Wienerberger AG	3,489	129,502
Total Austria		703,824
Belgium — 0.9%
Barco NV	6,037	87,660
Bekaert SA	2,653	109,154
Kinepolis Group NV	1,181	49,838
Melexis NV	1,637	138,643
Solvay SA	4,189	144,272
Syensqo SA	1,746	134,204
Tessenderlo Group SA	2,547	75,642
Total Belgium		739,413
Brazil — 0.2%
Yara International ASA	3,287	120,830
Chile — 0.2%
Antofagasta PLC	6,738	167,079
China — 0.4%
Prosus NV*	5,470	304,803
Denmark — 2.7%
Coloplast AS, Class B	1,864	176,434
DSV AS	480	114,944
Novo Nordisk AS, Class B	21,036	1,454,958
Novonesis Novozymes, Class B	2,557	182,689
Pandora AS	1,016	177,758
Total Denmark		2,106,783
Faroe Islands — 0.1%
Bakkafrost P/F	1,287	57,713
Finland — 1.6%
Kesko OYJ, Class B	10,102	248,311
Kone OYJ, Class B	7,747	508,162
Metso OYJ	16,140	208,026
Valmet OYJ	5,280	162,820
Wartsila OYJ Abp	5,058	118,984
Total Finland		1,246,303
France — 13.8%
Aeroports de Paris SA	1,817	226,939
Airbus SE	5,242	1,090,737
Alten SA	818	71,488
Bureau Veritas SA	6,644	225,705
Carrefour SA	23,180	325,702
Dassault Aviation SA	693	244,206
Edenred SE	5,441	167,912
FDJ UNITED(a)	5,803	226,835
Gaztransport & Technigaz SA	927	183,028
Hermes International SCA	421	1,136,144
Interparfums SA	2,093	81,137
L'Oreal SA	5,078	2,164,369
LVMH Moet Hennessy Louis Vuitton SE	5,556	2,899,640
Nexans SA	352	45,823
Opmobility	8,066	102,825
Rexel SA	7,562	232,036
Technip Energies NV	4,496	188,622
Thales SA	2,370	694,393
Valeo SE	8,650	94,329
Verallia SA(a)	6,904	228,540
Vivendi SE*	13,584	46,705
Total France		10,677,115
Georgia — 0.2%
TBC Bank Group PLC	2,087	132,700
Germany — 12.7%
adidas AG	463	107,584
AIXTRON SE	3,915	71,646
Bechtle AG	2,433	113,611
Bilfinger SE	540	51,756
Brenntag SE	2,406	158,725
CTS Eventim AG & Co. KGaA	1,101	136,220
Daimler Truck Holding AG	21,874	1,031,436
Deutsche Post AG, Registered Shares	30,447	1,401,373
Deutsche Telekom AG, Registered Shares	72,169	2,623,640
Fielmann Group AG	1,756	116,875
GEA Group AG	1,965	137,013
HochTief AG	1,475	289,668
Hugo Boss AG	1,963	90,488
Jenoptik AG	2,151	49,312
Knorr-Bremse AG	1,733	166,913
Merck KGaA	436	56,298
Nemetschek SE	634	91,539
Rheinmetall AG	241	508,367
SAP SE	6,649	2,014,841
Scout24 SE(a)	1,015	139,520
Sixt SE	784	76,155
Stroeer SE & Co. KGaA	1,648	98,466
Suedzucker AG	11,622	152,114
Symrise AG	974	101,916
Wacker Neuson SE	2,781	79,327
Total Germany		9,864,803
Ireland — 0.1%
Kingspan Group PLC	570	48,309
Israel — 0.2%
Plus500 Ltd.	2,803	130,443
Italy — 2.3%
Brembo NV	8,694	82,868
Brunello Cucinelli SpA	764	92,552
Coca-Cola HBC AG*	5,392	281,075
Ferrari NV	628	306,739
Intercos SpA	3,295	49,972
Leonardo SpA	3,521	197,481
Moncler SpA	3,669	208,409
Piaggio & C SpA(b)	22,243	49,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2025

Investments	Shares	Value
Prysmian SpA	1,609	$113,399
Recordati Industria Chimica & Farmaceutica SpA	1,120	70,206
Reply SpA	397	68,318
Sanlorenzo SpA	1,523	53,365
Sesa SpA	547	55,316
Technogym SpA(a)	7,066	100,943
Zignago Vetro SpA(b)	5,803	57,015
Total Italy		1,786,745
Netherlands — 4.8%
Aalberts NV	2,080	75,104
Arcadis NV	749	36,224
ASM International NV	216	137,780
ASML Holding NV	1,981	1,575,688
Corbion NV	2,428	51,957
Heineken Holding NV	4,480	332,622
IMCD NV	430	57,567
Koninklijke KPN NV	99,636	483,737
Universal Music Group NV	21,955	708,211
Wolters Kluwer NV	1,797	299,430
Total Netherlands		3,758,320
Norway — 1.2%
Aker ASA, Class A	1,849	119,677
Borregaard ASA	3,214	63,011
Europris ASA(a)	8,812	74,364
Golden Ocean Group Ltd.	8,476	62,609
Kongsberg Gruppen ASA	5,365	207,211
Leroy Seafood Group ASA	22,992	108,602
Mowi ASA	11,257	216,470
Odfjell Drilling Ltd.	12,861	84,768
Total Norway		936,712
Portugal — 0.6%
Corticeira Amorim SGPS SA	7,653	71,149
Jeronimo Martins SGPS SA	15,351	387,065
Total Portugal		458,214
Spain — 5.1%
Acerinox SA	13,699	173,992
Amadeus IT Group SA	4,859	407,703
CIE Automotive SA	3,498	100,189
Endesa SA	29,803	940,726
Gestamp Automocion SA(a)	30,216	103,641
Indra Sistemas SA	3,475	150,357
Industria de Diseno Textil SA	37,606	1,950,272
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	36,339	57,672
Viscofan SA	1,382	97,984
Total Spain		3,982,536
Sweden — 5.2%
Alfa Laval AB	3,440	143,586
Assa Abloy AB, Class B	9,614	297,790
Atlas Copco AB, Class B	14,143	199,522
Atlas Copco AB, Class A	27,131	435,131
Axfood AB	5,162	151,441
Bilia AB, Class A	6,016	80,610
Billerud Aktiebolag	6,531	67,260
Dometic Group AB(a)	12,467	51,776
Epiroc AB, Class A	7,395	159,378
Epiroc AB, Class B	4,243	80,582
EQT AB	8,659	287,016
Evolution AB(a)	3,970	313,088
Granges AB	4,975	63,320
Hemnet Group AB	1,365	39,616
Indutrade AB	1,911	51,773
Investment AB Latour, Class B	4,081	106,710
JM AB	2,987	47,546
Lagercrantz Group AB, Class B	3,821	91,251
Lifco AB, Class B	1,324	53,180
Mycronic AB	3,714	78,642
New Wave Group AB, Class B	5,811	75,790
NP3 Fastigheter AB	2,150	60,910
Paradox Interactive AB	2,925	58,313
Saab AB, Class B	1,605	88,852
Sandvik AB	17,169	390,745
Securitas AB, Class B	7,986	118,570
SkiStar AB	3,560	57,787
Sweco AB, Class B	2,860	49,215
Thule Group AB(a)	3,122	89,103
Trelleborg AB, Class B	2,179	80,503
Truecaller AB, Class B	10,689	75,257
Vitec Software Group AB, Class B	1,163	58,233
Total Sweden		4,002,496
Switzerland — 5.8%
ABB Ltd., Registered Shares	17,016	1,011,340
Belimo Holding AG, Registered Shares	86	87,297
Clariant AG, Registered Shares*	7,984	84,504
Comet Holding AG, Registered Shares	155	48,525
Geberit AG, Registered Shares	451	353,548
Georg Fischer AG, Registered Shares	975	79,433
Logitech International SA, Registered Shares	1,927	172,946
Lonza Group AG, Registered Shares	169	119,956
Schindler Holding AG, Participation Certificate	330	122,299
Schindler Holding AG, Registered Shares	521	188,175
SFS Group AG	411	56,177
Sika AG, Registered Shares	1,207	326,618
Sonova Holding AG, Registered Shares	174	51,675
Stadler Rail AG	1,608	39,493
Straumann Holding AG, Registered Shares	418	54,377
Sulzer AG, Registered Shares	500	89,950
Swissquote Group Holding SA, Registered Shares	252	142,272
Temenos AG, Registered Shares	1,230	87,692
UBS Group AG, Registered Shares	38,865	1,310,961
VAT Group AG(a)	259	108,904
Total Switzerland		4,536,142
United Kingdom — 16.4%
4imprint Group PLC	604	30,293
Admiral Group PLC	7,506	336,347
Ashtead Group PLC	2,753	176,141

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2025

Investments	Shares	Value
AstraZeneca PLC	14,214	$1,971,188
Auto Trader Group PLC(a)	6,090	68,800
B&M European Value Retail SA	46,014	171,132
BAE Systems PLC	33,585	868,227
Barratt Redrow PLC	28,339	177,046
Bellway PLC	2,593	102,478
Compass Group PLC	15,993	540,668
Croda International PLC	2,447	98,049
Diageo PLC	33,781	846,214
Direct Line Insurance Group PLC	25,331	106,428
Games Workshop Group PLC	584	129,806
Greggs PLC	1,678	44,126
Howden Joinery Group PLC	4,931	57,842
Imperial Brands PLC	28,702	1,131,575
Inchcape PLC	11,559	114,997
InterContinental Hotels Group PLC	1,205	137,122
Intertek Group PLC	1,772	115,099
ITV PLC	143,446	162,073
Man Group PLC	43,372	100,504
MONY Group PLC	21,930	66,474
Next PLC	1,453	247,695
Persimmon PLC	6,989	124,123
Reckitt Benckiser Group PLC	15,261	1,036,234
RELX PLC	15,655	844,597
Renishaw PLC	1,270	49,774
Rightmove PLC	7,586	81,979
Sage Group PLC	10,823	185,465
Softcat PLC	3,069	72,210
Spectris PLC	1,864	98,035
Telecom Plus PLC	2,399	63,514
Unilever PLC	39,048	2,367,791
Total United Kingdom		12,724,046
United States — 22.8%
BP PLC	462,409	2,317,301
Experian PLC	4,760	244,738
Ferrovial SE	7,391	392,672
GSK PLC	83,286	1,586,420
Nestle SA, Registered Shares	37,328	3,696,691
Novartis AG, Registered Shares	32,575	3,935,600
RHI Magnesita NV	1,245	50,586
Roche Holding AG, Bearer Shares	1,500	518,216
Roche Holding AG	11,805	3,832,176
Schneider Electric SE	4,333	1,148,484
Total United States		17,722,884
TOTAL COMMON STOCKS
(Cost: $65,950,871)		76,793,235
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $65,143)	65,143	65,143
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $102,580)	102,580	102,580
TOTAL INVESTMENTS IN SECURITIES — 99.2% (Cost: $66,118,594)		76,960,958
Other Assets less Liabilities — 0.8%		638,911
NET ASSETS — 100.0%		$77,599,869

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $97,177 and the total market value of the collateral held by the Fund was $102,580.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank Of Montreal	7/1/2025	23,587	USD	20,140	EUR	$–	$(54)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$76,793,235	$–	$–	$76,793,235
Mutual Fund	–	65,143	–	65,143
Investment of Cash Collateral for Securities Loaned	–	102,580	–	102,580
Total Investments in Securities	$76,793,235	$167,723	$–	$76,960,958
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(54)	$–	$(54)
Total - Net	$76,793,235	$167,669	$–	$76,960,904

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 98.5%
Austria — 1.0%
Kontron AG	21,472	$630,122
Oesterreichische Post AG	20,526	728,857
Schoeller-Bleckmann Oilfield Equipment AG	11,932	422,292
Total Austria		1,781,271
Belgium — 2.2%
Barco NV	44,015	639,121
Bekaert SA	29,669	1,220,684
Deceuninck NV	56,408	136,733
Fagron	19,045	501,891
Ion Beam Applications	7,244	97,109
Kinepolis Group NV	4,419	186,481
Recticel SA	17,125	205,444
Xior Student Housing NV(e)	23,825	859,984
Total Belgium		3,847,447
Denmark — 0.7%
Cementir Holding NV	47,987	834,803
Chemometec AS	2,187	201,124
Matas AS	7,366	154,603
Total Denmark		1,190,530
Finland — 3.3%
Aktia Bank OYJ	21,173	241,331
Anora Group OYJ	39,001	146,729
Harvia OYJ(e)	3,304	188,102
Kamux Corp.	23,492	54,435
Lassila & Tikanoja OYJ	14,598	163,305
Marimekko OYJ	15,007	218,086
Nokian Renkaat OYJ(a)	94,042	677,802
Oma Saastopankki OYJ(a)	14,954	147,627
Outokumpu OYJ(a)	365,792	1,503,705
Puuilo OYJ	54,744	838,609
Raisio OYJ, Class V	78,130	226,531
Sanoma OYJ	26,096	303,571
Talenom OYJ	27,721	127,883
Terveystalo OYJ(b)	29,466	396,386
Tokmanni Group Corp.	45,417	562,449
Total Finland		5,796,551
France — 5.9%
ABC arbitrage	32,670	243,137
Bonduelle SCA	16,026	161,032
Cie des Alpes	26,134	631,954
Coface SA	111,489	2,131,893
Derichebourg SA	53,623	362,880
Etablissements Maurel & Prom SA	125,236	710,050
Fnac Darty SA	5,262	207,540
GL Events SACA	12,493	400,352
Manitou BF SA	15,836	388,512
Mersen SA	13,238	343,421
Metropole Television SA	53,817	830,094
Opmobility	109,411	1,394,772
Quadient SA	15,231	284,275
Television Francaise 1 SA	75,366	779,848
Vicat SACA	20,325	1,402,879
Total France		10,272,639
Georgia — 2.7%
Lion Finance Group PLC	24,243	2,352,073
TBC Bank Group PLC	37,004	2,352,870
Total Georgia		4,704,943
Germany — 6.1%
7C Solarparken AG*	36,018	75,258
AIXTRON SE	33,419	611,578
Bilfinger SE	20,760	1,989,738
Cancom SE	14,978	493,173
Dermapharm Holding SE	11,948	486,673
Deutz AG	62,246	557,504
Duerr AG	24,559	651,526
ElringKlinger AG	31,706	168,040
GFT Technologies SE	6,977	203,930
Hamborner REIT AG	51,450	359,952
Instone Real Estate Group SE(b)	14,077	159,459
Jenoptik AG	10,012	229,528
M1 Kliniken AG	10,241	182,725
MLP SE	15,841	156,755
Norma Group SE	12,581	202,915
ProCredit Holding AG	13,141	145,309
SAF-Holland SE	42,887	860,863
Sirius Real Estate Ltd.	1,264,615	1,689,640
SMA Solar Technology AG*(a)	13,726	342,224
Wacker Neuson SE	28,814	821,906
Wuestenrot & Wuerttembergische AG	16,420	263,291
Total Germany		10,651,987
Ireland — 1.4%
C&C Group PLC	104,181	232,420
Cairn Homes PLC	330,396	831,907
Dalata Hotel Group PLC	70,200	531,507
Kenmare Resources PLC	81,445	365,517
Origin Enterprises PLC	62,824	272,860
Uniphar PLC	28,833	126,921
Total Ireland		2,361,132
Israel — 1.8%
Plus500 Ltd.	69,147	3,217,898
Italy — 8.4%
Alerion Cleanpower SpA	12,211	250,843
Arnoldo Mondadori Editore SpA	209,559	528,880
Ascopiave SpA	116,982	418,137
Banca IFIS SpA	51,686	1,377,245
Cairo Communication SpA*	126,470	431,267
d'Amico International Shipping SA	76,682	310,185
Danieli & C Officine Meccaniche SpA(a)	4,246	166,222
Danieli & C Officine Meccaniche SpA, RSP	10,255	308,168
Datalogic SpA	16,871	92,782
El.En. SpA	16,408	214,370
Equita Group SpA	39,238	206,577
Ferretti SpA(a)	120,158	396,061
Fiera Milano SpA	41,407	286,287
Fila SpA	6,787	77,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2025

Investments	Shares	Value
Illimity Bank SpA*	53,803	$246,690
IMMSI SpA(a)	323,345	189,589
Intercos SpA	13,717	208,034
Italian Sea Group SpA	40,451	273,504
Maire SpA	135,246	1,779,682
MARR SpA	34,100	388,274
MFE-MediaForEurope NV, Class A	282,145	963,780
Orsero SpA	10,708	175,471
OVS SpA(b)	78,345	340,455
Piaggio & C SpA(a)	304,377	671,710
RAI Way SpA(b)	163,016	1,163,446
Rizzoli Corriere Della Sera Mediagroup SpA	154,854	182,502
Sanlorenzo SpA	9,997	350,289
Sesa SpA(a)	2,034	205,693
Sogefi SpA	191,308	501,907
Technogym SpA(b)	87,319	1,247,417
Wiit SpA(a)	4,791	86,946
Zignago Vetro SpA(a)	62,987	618,855
Total Italy		14,658,308
Jersey — 0.7%
Ithaca Energy PLC	548,172	1,183,871
Netherlands — 2.8%
Acomo NV	11,021	297,551
Brunel International NV(a)	34,152	358,799
Corbion NV	15,953	341,383
ForFarmers NV	68,370	320,623
Koninklijke BAM Groep NV	125,413	1,112,217
Koninklijke Heijmans NV	14,922	962,514
PostNL NV(a)	298,492	323,405
Sligro Food Group NV	12,680	214,633
Wereldhave NV	51,027	1,023,058
Total Netherlands		4,954,183
Norway — 9.0%
ABG Sundal Collier Holding ASA	201,069	139,680
AF Gruppen ASA*	16,728	252,580
Aker Solutions ASA	224,543	772,611
AMSC ASA*	77,570	11,253
Austevoll Seafood ASA	84,408	808,239
Bonheur ASA	11,995	271,436
Borregaard ASA	19,971	391,538
Bouvet ASA	28,669	225,789
Deep Value Driller AS*	112,425	169,976
Elmera Group ASA(b)	110,066	384,481
Europris ASA(b)	83,637	705,811
Kid ASA(b)	20,846	320,527
Kitron ASA	59,240	366,456
Klaveness Combination Carriers ASA(b)	54,000	325,504
MPC Container Ships ASA	524,050	827,009
NORBIT ASA	29,562	630,986
Norconsult Norge AS	104,669	470,611
Odfjell Drilling Ltd.	124,312	819,353
Odfjell SE, Class A	34,035	363,230
Panoro Energy ASA*	77,374	173,561
Pexip Holding ASA	29,819	173,851
Protector Forsikring ASA	7,274	308,364
Rana Gruber ASA	68,982	469,664
Reach Subsea ASA	195,178	148,124
Solstad Maritime Holding AS	71,069	168,161
SpareBank 1 Nord Norge	52,983	770,056
SpareBank 1 Oestlandet	19,349	372,154
SpareBank 1 SMN	65,185	1,249,244
Sparebanken Norge	67,633	1,069,997
Stolt-Nielsen Ltd.	35,209	890,689
TGS ASA	122,712	1,042,234
Veidekke ASA	36,201	579,519
Total Norway		15,672,688
Portugal — 3.9%
Altri SGPS SA(a)	107,927	616,980
Corticeira Amorim SGPS SA	45,876	426,504
CTT-Correios de Portugal SA	88,378	783,256
Ibersol SGPS SA	16,174	183,783
NOS SGPS SA	269,416	1,223,902
REN - Redes Energeticas Nacionais SGPS SA	380,682	1,351,762
Semapa-Sociedade de Investimento & Gestao	21,746	426,293
Sonae SGPS SA	1,240,987	1,759,732
Total Portugal		6,772,212
Singapore — 1.1%
BW LPG Ltd.(b)	168,511	1,981,562
South Africa — 0.1%
Pan African Resources PLC	408,172	255,897
Spain — 4.8%
Aedas Homes SA(b)	21,477	612,622
Almirall SA	45,363	566,573
Atresmedia Corp. de Medios de Comunicacion SA	134,765	817,862
Construcciones y Auxiliar de Ferrocarriles SA	16,112	882,294
Elecnor SA	21,231	539,561
Ence Energia y Celulosa SA(a)	99,820	340,272
Ercros SA	30,990	108,041
Faes Farma SA	96,589	516,450
Gestamp Automocion SA(b)	336,437	1,153,975
Global Dominion Access SA(b)	58,477	215,196
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	209,797	332,957
Melia Hotels International SA	33,796	282,064
Neinor Homes SA*(b)	44,971	877,356
Pharma Mar SA*	1,911	178,337
Prosegur Cash SA(b)	226,161	216,631
Prosegur Cia de Seguridad SA	122,774	420,105
Tubacex SA(a)	72,999	359,469
Total Spain		8,419,765
Sweden — 11.9%
AcadeMedia AB(b)	32,402	283,208
AddLife AB, Class B	11,739	232,430
Addnode Group AB	14,985	174,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2025

Investments	Shares	Value
AFRY AB	35,587	$589,980
Alimak Group AB(b)	28,224	431,190
Alleima AB	82,062	643,639
Ambea AB(b)	24,797	293,232
AQ Group AB	16,907	320,741
Arjo AB, Class B	75,167	267,056
Atea ASA*	39,554	622,251
Attendo AB(b)	54,655	363,587
Bahnhof AB, Class B	49,198	311,282
Beijer Alma AB	13,457	321,232
Bergman & Beving AB	5,795	177,552
Bilia AB, Class A	43,718	585,787
BioGaia AB, Class B	22,293	248,417
Biotage AB	8,593	129,025
Bravida Holding AB(b)	97,367	972,097
Bredband2 i Skandinavien AB	878,043	226,181
Bufab AB	43,063	396,768
Catella AB	41,365	127,822
Clas Ohlson AB, Class B	23,756	806,125
Cloetta AB, Class B	183,899	656,837
Coor Service Management Holding AB(b)	74,994	325,931
Corem Property Group AB, Class B	164,479	89,743
Dometic Group AB(b)	110,233	457,801
Duni AB(a)	20,716	202,804
Electrolux Professional AB, Class B	38,185	268,446
Engcon AB	18,423	174,364
Fagerhult Group AB	48,980	217,394
FastPartner AB, Class A	28,566	173,547
Ferronordic AB*	12,821	67,533
Granges AB	29,476	375,161
Heba Fastighets AB, Class B	43,585	144,972
Instalco AB(e)	52,905	134,894
Inwido AB	21,552	475,345
ITAB Shop Concept AB*	69,622	167,656
JM AB	11,511	183,226
Know It AB	11,479	153,930
Lindab International AB	26,312	541,403
MEKO AB	15,511	175,122
MIPS AB(e)	3,685	171,367
NCC AB, Class B	47,222	874,041
New Wave Group AB, Class B	33,184	432,802
Nolato AB, Class B	75,740	460,143
NP3 Fastigheter AB	6,001	170,011
OEM International AB, Class B	24,407	356,998
Paradox Interactive AB	17,459	348,066
Peab AB, Class B	58,057	471,808
Platzer Fastigheter Holding AB, Class B	25,836	216,601
Ratos AB, Class B	99,435	418,590
Rusta AB	37,485	291,450
Rvrc Holding AB	36,141	165,870
Scandi Standard AB	31,530	319,588
SkiStar AB	14,136	229,459
Svedbergs Group AB	27,232	156,870
Synsam AB	55,339	310,652
Systemair AB	44,600	411,351
Troax Group AB	12,583	189,595
Truecaller AB, Class B	32,090	225,934
VBG Group AB, Class B	7,805	212,929
Vitec Software Group AB, Class B	3,959	198,233
Volati AB(e)	16,902	211,044
Zinzino AB, Class B	17,294	453,654
Total Sweden		20,806,982
Switzerland — 2.7%
Arbonia AG	15,229	101,591
Ascom Holding AG, Registered Shares	24,792	112,280
Huber & Suhner AG, Registered Shares	4,239	471,828
Implenia AG, Registered Shares	4,062	283,217
Landis & Gyr Group AG*	9,343	652,602
Mobilezone Holding AG, Registered Shares	29,743	427,462
OC Oerlikon Corp. AG, Registered Shares	170,954	792,488
Valiant Holding AG, Registered Shares	12,585	1,909,884
Total Switzerland		4,751,352
United Kingdom — 27.4%
4imprint Group PLC	9,284	465,637
Advanced Medical Solutions Group PLC	26,317	78,258
AG Barr PLC	39,684	374,141
AJ Bell PLC	150,732	1,055,498
Alfa Financial Software Holdings PLC(b)	70,349	216,424
Alpha Group International PLC(e)	4,494	196,143
Assura PLC	2,638,950	1,817,182
Avon Technologies PLC	4,817	127,399
Bakkavor Group PLC(b)	181,643	537,655
Begbies Traynor Group PLC	94,309	142,806
Bloomsbury Publishing PLC	24,712	173,384
Bodycote PLC	75,904	607,968
BRAEMAR PLC	11,266	32,421
Breedon Group PLC	169,788	898,102
Brickability Group PLC	144,430	126,668
Brooks Macdonald Group PLC	6,219	145,304
Bytes Technology Group PLC	83,593	587,077
Card Factory PLC	198,744	246,748
Chemring Group PLC	47,843	370,423
Chesnara PLC	113,867	466,552
City of London Investment Group PLC	25,989	123,224
Clarkson PLC	13,273	593,859
CMC Markets PLC(b)	104,389	360,484
Coats Group PLC	546,263	595,114
Cohort PLC	7,895	167,693
Craneware PLC	4,329	125,764
CVS Group PLC	8,328	142,653
Domino's Pizza Group PLC	128,714	454,010
Dr. Martens PLC	405,304	416,834
Elementis PLC	139,336	305,502
Elixirr International PLC	11,910	110,329
Empiric Student Property PLC	222,231	313,061
Epwin Group PLC	90,779	126,887
Essentra PLC	56,761	83,227
Fevertree Drinks PLC	23,643	302,608
Firstgroup PLC	232,385	734,342
Fonix PLC	41,020	127,882
FRP Advisory Group PLC	136,214	235,193
Fuller Smith & Turner PLC, Class A	6,694	54,855
Future PLC	12,804	127,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2025

Investments	Shares	Value
Galliford Try Holdings PLC	41,804	$240,315
Gamma Communications PLC	14,424	224,936
GB Group PLC	26,420	85,624
Genuit Group PLC	59,022	318,266
Genus PLC	9,504	266,337
GlobalData PLC	204,867	414,091
Great Portland Estates PLC	151,344	743,508
H&T Group PLC	25,751	225,137
Halfords Group PLC	94,360	200,425
Hammerson PLC	244,390	1,001,350
Hargreaves Services PLC	20,719	212,374
Hays PLC	577,786	564,927
Helical PLC	17,863	56,301
Hill & Smith PLC	26,236	644,268
Hilton Food Group PLC	44,284	525,528
Hollywood Bowl Group PLC	91,077	314,514
Hunting PLC	34,264	141,330
Ibstock PLC(b)	92,084	184,486
Impax Asset Management Group PLC	86,511	220,266
IntegraFin Holdings PLC(e)	86,001	384,196
James Halstead PLC(a)	165,215	361,112
Johnson Service Group PLC	79,276	165,126
Just Group PLC	224,340	407,030
Kainos Group PLC	41,575	424,159
Keller Group PLC	31,356	628,202
Kier Group PLC	143,915	412,177
Kitwave Group PLC	29,912	131,578
Lancashire Holdings Ltd.	93,624	737,711
LSL Property Services PLC	44,030	191,267
Luceco PLC(b)	67,793	138,979
Macfarlane Group PLC	73,605	119,020
Marshalls PLC	53,591	197,549
Me Group International PLC	136,576	429,525
Mears Group PLC	49,480	262,405
Michelmersh Brick Holdings PLC	65,911	99,353
Midwich Group PLC	95,984	277,532
Mitie Group PLC	655,566	1,270,273
MJ Gleeson PLC	7,921	43,092
MONY Group PLC	328,959	997,145
Morgan Advanced Materials PLC	125,072	377,063
Morgan Sindall Group PLC	21,656	1,357,690
Mortgage Advice Bureau Holdings Ltd.	17,757	214,133
MP Evans Group PLC	27,554	426,672
NCC Group PLC	78,091	155,167
Next 15 Group PLC	25,696	84,862
Nichols PLC	14,158	267,739
Norcros PLC	48,312	181,400
Oxford Instruments PLC	7,086	184,107
PageGroup PLC	143,175	523,069
PayPoint PLC	54,685	634,721
Pennon Group PLC	274,053	1,883,375
Pets at Home Group PLC	191,680	688,192
Polar Capital Holdings PLC	87,584	569,498
Premier Foods PLC	115,447	315,456
Primary Health Properties PLC	930,209	1,260,689
Property Franchise Group PLC	25,740	194,000
Reach PLC	239,772	240,514
Renew Holdings PLC	19,035	221,719
Restore PLC	20,808	76,133
Ricardo PLC	23,472	142,490
Sabre Insurance Group PLC(b)	154,141	312,193
Safestore Holdings PLC	78,541	762,010
Savills PLC	29,016	395,235
Secure Trust Bank PLC	6,723	74,993
Senior PLC	102,408	258,216
Severfield PLC	113,560	58,512
Smiths News PLC	228,367	182,758
Speedy Hire PLC	280,075	111,878
Spire Healthcare Group PLC(b)	47,824	146,800
SSP Group PLC	167,457	395,385
SThree PLC	77,901	261,008
Tatton Asset Management PLC	19,083	176,777
Telecom Plus PLC	54,603	1,445,622
Vertu Motors PLC	92,148	80,185
Vesuvius PLC	161,602	868,974
Victrex PLC	56,518	601,007
Volex PLC(a)	24,243	127,072
Volution Group PLC	41,284	334,349
Warpaint London PLC(a)	16,496	94,264
Wickes Group PLC	148,080	455,558
Workspace Group PLC	84,212	485,256
XPS Pensions Group PLC(e)	83,751	440,136
YouGov PLC	18,030	92,653
Young & Co.'s Brewery PLC, Class A	6,953	91,469
Yu Group PLC	7,300	169,060
Zigup PLC	236,510	1,150,560
Total United Kingdom		47,999,254
United States — 0.6%
Arcus Biosciences, Inc.	11,826	316,508
Noram Drilling AS*	44,589	100,460
RHI Magnesita NV	15,523	630,713
Total United States		1,047,681
TOTAL COMMON STOCKS
(Cost: $143,240,438)		172,328,153
EXCHANGE-TRADED FUND — 0.1%
United States — 0.1%
WisdomTree International MidCap Dividend Fund(a)(c)
(Cost: $148,078)	2,400	180,744

MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)
(Cost: $139,752)	139,752	139,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.4%
United States — 3.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $5,872,345)	5,872,345	$5,872,345
TOTAL INVESTMENTS IN SECURITIES — 102.1% (Cost: $149,400,613)		178,520,994
Other Liabilities less Assets — (2.1)%		(3,617,456)
NET ASSETS — 100.0%		$174,903,538

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,738,762 and the total market value of the collateral held by the Fund was $6,180,579. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $308,234.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(e)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree International MidCap Dividend Fund	$516,282	$244,451	$657,347	$57,255	$20,103	$180,744	$13,771

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$172,328,153	$–	$–	$172,328,153
Exchange-Traded Fund	180,744	–	–	180,744
Mutual Fund	–	139,752	–	139,752
Investment of Cash Collateral for Securities Loaned	–	5,872,345	–	5,872,345
Total Investments in Securities	$172,508,897	$6,012,097	$–	$178,520,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree European Opportunities Fund (OPPE) (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 98.7%
Australia — 1.6%
Glencore PLC*	456,569	$1,774,369
Austria — 0.8%
Verbund AG	12,058	922,151
Denmark — 4.8%
AP Moller - Maersk AS, Class B	872	1,615,501
Danske Bank AS	40,487	1,645,393
Genmab AS*	3,082	637,659
Pandora AS	7,267	1,271,422
Total Denmark		5,169,975
Finland — 3.5%
Fortum OYJ	75,495	1,408,168
Nokia OYJ	166,335	860,281
Nordea Bank Abp	101,003	1,495,071
Total Finland		3,763,520
France — 14.4%
Accor SA	21,427	1,114,991
Alstom SA*	61,850	1,437,531
AXA SA	25,856	1,264,728
BNP Paribas SA	16,689	1,495,137
Bouygues SA	21,405	964,848
Bureau Veritas SA	21,847	742,169
Cie Generale des Etablissements Michelin SCA	26,382	976,747
Eiffage SA	6,335	886,783
Klepierre SA	23,956	940,358
Safran SA	5,627	1,822,389
Thales SA	5,357	1,569,563
TotalEnergies SE	25,593	1,565,205
Vinci SA	5,962	875,511
Total France		15,655,960
Germany — 8.0%
BASF SE	29,366	1,442,967
Deutsche Post AG, Registered Shares	27,825	1,280,691
GEA Group AG	9,989	696,500
Heidelberg Materials AG	7,527	1,762,253
Rheinmetall AG	873	1,841,513
Siemens AG, Registered Shares	6,449	1,647,644
Total Germany		8,671,568
Greece — 3.4%
Eurobank Ergasias Services & Holdings SA	528,611	1,809,406
Piraeus Financial Holdings SA	265,597	1,833,837
Total Greece		3,643,243
Ireland — 3.2%
AIB Group PLC	209,982	1,721,714
Bank of Ireland Group PLC	120,214	1,705,352
Total Ireland		3,427,066
Italy — 8.9%
Eni SpA	103,119	1,665,596
Infrastrutture Wireless Italiane SpA(a)	89,929	1,095,745
Leonardo SpA	28,523	1,599,756
Mediobanca Banca di Credito Finanziario SpA(b)	63,760	1,477,059
Ryanair Holdings PLC	43,964	1,239,603
Snam SpA	150,479	908,281
UniCredit SpA	24,374	1,628,275
Total Italy		9,614,315
Luxembourg — 1.5%
ArcelorMittal SA	50,169	1,582,397
Norway — 3.6%
DNB Bank ASA	47,012	1,294,262
Equinor ASA	61,906	1,560,543
Telenor ASA	71,900	1,113,346
Total Norway		3,968,151
Poland — 3.0%
Budimex SA	8,859	1,365,959
ORLEN SA	82,213	1,867,779
Total Poland		3,233,738
Portugal — 1.5%
EDP SA	374,606	1,619,090
Spain — 3.5%
ACS Actividades de Construccion y Servicios SA	18,616	1,288,198
CaixaBank SA	175,719	1,516,892
Naturgy Energy Group SA	32,414	1,027,327
Total Spain		3,832,417
Sweden — 5.0%
Evolution AB(a)	17,210	1,357,240
Skandinaviska Enskilda Banken AB, Class A	81,511	1,412,057
Skanska AB, Class B	64,165	1,482,533
Trelleborg AB, Class B	31,355	1,158,408
Total Sweden		5,410,238
Switzerland — 3.1%
ABB Ltd., Registered Shares	28,307	1,682,417
Logitech International SA, Registered Shares	13,779	1,236,648
Swiss Prime Site AG, Registered Shares	3,276	488,931
Total Switzerland		3,407,996
United Kingdom — 20.4%
Associated British Foods PLC	35,536	1,002,179
Aviva PLC	179,278	1,521,210
BAE Systems PLC	64,338	1,663,243
Barclays PLC	354,700	1,639,490
British American Tobacco PLC	28,070	1,332,067
Bunzl PLC	22,223	706,516
Centrica PLC	645,300	1,428,565
HSBC Holdings PLC	127,808	1,544,398
Imperial Brands PLC	32,314	1,273,978
Informa PLC	108,171	1,194,454
InterContinental Hotels Group PLC	9,134	1,039,393
Lloyds Banking Group PLC	1,451,282	1,525,381
NatWest Group PLC	220,742	1,546,952

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree European Opportunities Fund (OPPE) (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)

June 30, 2025

Investments	Shares	Value
Reckitt Benckiser Group PLC	17,689	$1,201,097
Sage Group PLC	44,550	763,418
Standard Chartered PLC	83,171	1,375,658
Tesco PLC	243,590	1,339,553
Total United Kingdom		22,097,552
United States — 8.5%
BP PLC	303,409	1,520,494
Ferrovial SE	14,757	784,016
Holcim AG, Registered Shares*	6,734	498,282
Nestle SA, Registered Shares	7,421	734,921
Novartis AG, Registered Shares	10,075	1,217,227
Roche Holding AG	1,946	631,717
Roche Holding AG, Bearer Shares	1,750	604,585
Schneider Electric SE	6,416	1,700,594
Tenaris SA	85,054	1,594,954
Total United States		9,286,790
TOTAL COMMON STOCKS
(Cost: $103,326,224)		107,080,536
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $38,550)	38,550	38,550
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.4%
United States — 1.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $1,500,400)	1,500,400	1,500,400
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $104,865,174)		108,619,486
Other Liabilities less Assets — (0.1)%		(61,668)
NET ASSETS — 100.0%		$108,557,818

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,436,287 and the total market value of the collateral held by the Fund was $1,500,400.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
SEK	Swedish krona
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree European Opportunities Fund (OPPE) (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	1,298,804	USD	8,515,979	DKK	$–	$(41,169)
Bank of America NA	7/3/2025	14,039,835	USD	12,343,352	EUR	–	(450,358)
Bank of America NA	7/3/2025	1,335,989	USD	12,809,337	SEK	–	(8,147)
Bank of Montreal	7/3/2025	1,824,700	USD	1,493,572	CHF	–	(51,881)
Bank of Montreal	7/3/2025	6,286,850	USD	4,661,342	GBP	–	(100,845)
Citibank NA	7/2/2025	83,059	USD	60,612	GBP	–	(0)^
Citibank NA	8/5/2025	28,076	USD	177,998	DKK	–	(0)^
Citibank NA	8/5/2025	305,760	USD	259,891	EUR	1	–
Citibank NA	8/5/2025	137,405	USD	100,257	GBP	–	(3)
Citibank NA	8/5/2025	980,841	USD	9,924,003	NOK	–	(12)
Citibank NA	8/5/2025	21,331	USD	215,824	NOK	–	(0)^
Citibank NA	8/5/2025	29,625	USD	281,718	SEK	–	(0)^
Citibank NA	8/6/2025	38,352	USD	30,394	CHF	–	(0)^
Goldman Sachs	7/3/2025	38,671	CHF	48,018	USD	570	–
Goldman Sachs	7/3/2025	219,406	DKK	34,190	USD	333	–
Goldman Sachs	7/3/2025	317,798	EUR	369,456	USD	3,616	–
Goldman Sachs	7/3/2025	121,440	GBP	165,445	USD	971	–
Goldman Sachs	7/3/2025	334,456	SEK	35,182	USD	–	(86)
HSBC Holdings PLC	7/3/2025	282,816	CHF	355,337	USD	3	–
HSBC Holdings PLC	7/3/2025	1,607,397	DKK	252,923	USD	–	(2)
HSBC Holdings PLC	7/3/2025	2,328,970	EUR	2,734,076	USD	–	(35)
HSBC Holdings PLC	7/3/2025	893,413	GBP	1,224,281	USD	12	–
HSBC Holdings PLC	7/3/2025	2,479,315	SEK	260,162	USD	3	–
HSBC Holdings PLC	8/5/2025	258,302	USD	1,637,624	DKK	–	(5)
HSBC Holdings PLC	8/5/2025	2,812,990	USD	2,390,988	EUR	19	–
HSBC Holdings PLC	8/5/2025	1,264,124	USD	922,359	GBP	–	(23)
HSBC Holdings PLC	8/5/2025	272,549	USD	2,591,859	SEK	–	(7)
HSBC Holdings PLC	8/6/2025	352,835	USD	279,631	CHF	–	(8)
JPMorgan Chase Bank NA	7/2/2025	251,000	EUR	295,625	USD	–	(989)
JPMorgan Chase Bank NA	7/3/2025	282,813	CHF	355,334	USD	4	–
JPMorgan Chase Bank NA	7/3/2025	1,607,392	DKK	252,922	USD	–	(2)
JPMorgan Chase Bank NA	7/3/2025	2,328,981	EUR	2,734,075	USD	–	(21)
JPMorgan Chase Bank NA	7/3/2025	893,411	GBP	1,224,281	USD	9	–
JPMorgan Chase Bank NA	7/3/2025	2,479,289	SEK	260,159	USD	3	–
JPMorgan Chase Bank NA	8/5/2025	258,302	USD	1,637,608	DKK	–	(3)
JPMorgan Chase Bank NA	8/5/2025	2,812,986	USD	2,390,995	EUR	7	–
JPMorgan Chase Bank NA	8/5/2025	1,264,123	USD	922,353	GBP	–	(17)
JPMorgan Chase Bank NA	8/5/2025	272,546	USD	2,591,852	SEK	–	(9)
JPMorgan Chase Bank NA	8/6/2025	352,832	USD	279,629	CHF	–	(9)
Morgan Stanley & Co. International	7/3/2025	282,814	CHF	355,337	USD	1	–
Morgan Stanley & Co. International	7/3/2025	1,607,398	DKK	252,923	USD	–	(2)
Morgan Stanley & Co. International	7/3/2025	2,328,978	EUR	2,734,076	USD	–	(26)
Morgan Stanley & Co. International	7/3/2025	893,412	GBP	1,224,281	USD	10	–
Morgan Stanley & Co. International	7/3/2025	2,479,317	SEK	260,162	USD	3	–
Morgan Stanley & Co. International	8/5/2025	258,302	USD	1,637,612	DKK	–	(3)
Morgan Stanley & Co. International	8/5/2025	2,812,990	USD	2,390,996	EUR	9	–
Morgan Stanley & Co. International	8/5/2025	1,264,124	USD	922,364	GBP	–	(31)
Morgan Stanley & Co. International	8/5/2025	272,549	USD	2,591,888	SEK	–	(10)
Morgan Stanley & Co. International	8/6/2025	352,835	USD	279,632	CHF	–	(9)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree European Opportunities Fund (OPPE) (formerly, WisdomTree Europe Hedged SmallCap Equity Fund)

June 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2025	282,815	CHF	355,337	USD	$3	$–
Royal Bank of Canada	7/3/2025	1,607,379	DKK	252,923	USD	–	(5)
Royal Bank of Canada	7/3/2025	2,328,974	EUR	2,734,076	USD	–	(31)
Royal Bank of Canada	7/3/2025	893,413	GBP	1,224,281	USD	12	–
Royal Bank of Canada	7/3/2025	2,479,303	SEK	260,162	USD	1	–
Royal Bank of Canada	8/5/2025	258,302	USD	1,637,608	DKK	–	(3)
Royal Bank of Canada	8/5/2025	2,812,990	USD	2,390,992	EUR	14	–
Royal Bank of Canada	8/5/2025	1,264,124	USD	922,357	GBP	–	(22)
Royal Bank of Canada	8/5/2025	272,549	USD	2,591,882	SEK	–	(9)
Royal Bank of Canada	8/6/2025	352,835	USD	279,631	CHF	–	(8)
Standard Chartered Bank	7/2/2025	13,622	USD	10,843	CHF	–	–
Standard Chartered Bank	7/2/2025	18,519	USD	117,702	DKK	–	–
Standard Chartered Bank	7/2/2025	199,409	USD	169,876	EUR	–	–
UBS Group AG	7/3/2025	282,815	CHF	355,337	USD	3	–
UBS Group AG	7/3/2025	1,607,394	DKK	252,923	USD	–	(3)
UBS Group AG	7/3/2025	2,328,976	EUR	2,734,076	USD	–	(28)
UBS Group AG	7/3/2025	893,417	GBP	1,224,281	USD	17	–
UBS Group AG	7/3/2025	2,479,286	SEK	260,162	USD	–	(0)^
UBS Group AG	8/5/2025	258,302	USD	1,637,609	DKK	–	(3)
UBS Group AG	8/5/2025	2,812,990	USD	2,391,000	EUR	5	–
UBS Group AG	8/5/2025	1,264,124	USD	922,366	GBP	–	(34)
UBS Group AG	8/5/2025	272,549	USD	2,591,910	SEK	–	(12)
UBS Group AG	8/6/2025	352,835	USD	279,632	CHF	–	(9)
						$5,629	$(653,879)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$107,080,536	$–	$–	$107,080,536
Mutual Fund	–	38,550	–	38,550
Investment of Cash Collateral for Securities Loaned	–	1,500,400	–	1,500,400
Total Investments in Securities	$107,080,536	$1,538,950	$–	$108,619,486
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$5,629	$–	$5,629
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(653,879)	$–	$(653,879)
Total - Net	$107,080,536	$890,700	$–	$107,971,236

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.2%
Australia — 3.0%
APA Group	581,314	$3,112,477
BlueScope Steel Ltd.	69,803	1,057,176
Cochlear Ltd.	5,832	1,148,206
Codan Ltd.	2,842	37,455
Domino's Pizza Enterprises Ltd.	17,004	214,737
Glencore PLC*	1,581,507	6,146,227
IDP Education Ltd.(a)	36,647	88,141
Netwealth Group Ltd.	22,269	490,212
Pinnacle Investment Management Group Ltd.	29,184	392,843
Pro Medicus Ltd.	1,837	343,202
REA Group Ltd.	7,453	1,174,631
Technology One Ltd.	7,855	211,110
WiseTech Global Ltd.	5,025	359,050
Total Australia		14,775,467
Austria — 0.5%
Mondi PLC	102,850	1,676,486
Wienerberger AG	23,513	872,735
Total Austria		2,549,221
Belgium — 0.3%
Melexis NV	10,287	871,239
Tessenderlo Group SA	14,000	415,778
Total Belgium		1,287,017
Brazil — 2.6%
Petroleo Brasileiro SA - Petrobras	1,563,458	9,765,436
PRIO SA*	74,432	578,234
Raia Drogasil SA	175,446	486,042
WEG SA	151,683	1,188,930
Yara International ASA	24,155	887,937
Total Brazil		12,906,579
Canada — 4.7%
Alimentation Couche-Tard, Inc.	54,052	2,681,407
ARC Resources Ltd.	101,215	2,129,632
Canadian National Railway Co.	78,309	8,143,103
Champion Iron Ltd.	101,934	278,566
Constellation Software, Inc.	394	1,441,789
Gildan Activewear, Inc.	19,937	980,412
Paramount Resources Ltd., Class A	47,454	753,630
Restaurant Brands International, Inc.	60,405	3,998,816
TFI International, Inc.	4,854	434,850
Tourmaline Oil Corp.	37,136	1,788,080
West Fraser Timber Co. Ltd.	7,052	516,096
Total Canada		23,146,381
Chile — 0.4%
Antofagasta PLC	72,799	1,805,158
China — 2.2%
China Medical System Holdings Ltd.	468,000	715,414
Giant Biogene Holding Co. Ltd.(b)	87,600	643,888
Jinan Acetate Chemical Co. Ltd.	300,000	929,413
MINISO Group Holding Ltd.(a)	129,800	588,647
Nongfu Spring Co. Ltd., Class H(b)	345,900	1,766,954
Pop Mart International Group Ltd.(b)	87,400	2,968,260
Prosus NV*	42,872	2,388,941
Silergy Corp.	22,000	267,732
Yadea Group Holdings Ltd.(b)	456,000	729,600
Total China		10,998,849
Denmark — 4.3%
Coloplast AS, Class B	28,864	2,732,084
DSV AS	5,473	1,310,599
Novo Nordisk AS, Class B	205,056	14,182,734
Novonesis Novozymes, Class B	22,009	1,572,467
Pandora AS	9,040	1,581,623
Total Denmark		21,379,507
France — 5.9%
Airbus SE	65,530	13,635,257
Gaztransport & Technigaz SA	7,633	1,507,071
Hermes International SCA	4,352	11,744,655
Verallia SA(b)	59,933	1,983,935
Vivendi SE*	132,838	456,724
Total France		29,327,642
Germany — 5.0%
Dermapharm Holding SE	10,951	446,063
Deutsche Post AG, Registered Shares	337,056	15,513,554
Fielmann Group AG	12,143	808,205
Hugo Boss AG	14,388	663,245
Nemetschek SE	2,122	306,382
Rheinmetall AG	2,633	5,554,070
Schott Pharma AG & Co. KGaA	6,806	227,293
Sixt SE	8,926	867,036
Stroeer SE & Co. KGaA	12,063	720,751
Total Germany		25,106,599
Hong Kong — 0.4%
Techtronic Industries Co. Ltd.	171,000	1,879,911
India — 8.7%
Angel One Ltd.	19,143	652,416
APL Apollo Tubes Ltd.	30,315	614,748
Asahi India Glass Ltd.	51,611	456,862
Astral Ltd.	17,081	300,113
Balkrishna Industries Ltd.	17,633	502,775
Bayer CropScience Ltd.	5,603	411,242
Bharat Dynamics Ltd.	26,216	594,017
Bharat Electronics Ltd.	276,711	1,360,001
Blue Star Ltd.	16,050	306,103
Britannia Industries Ltd.	15,134	1,032,521
Coforge Ltd.	32,920	738,742
Colgate-Palmolive India Ltd.	20,781	583,278
Computer Age Management Services Ltd.	9,490	474,743
Concord Biotech Ltd.*	24,605	527,791
Coromandel International Ltd.	28,899	844,190
CRISIL Ltd.	9,705	684,420
Crompton Greaves Consumer Electricals Ltd.	129,740	537,280
Cummins India Ltd.	15,283	605,796
Deepak Nitrite Ltd.	16,298	377,632
Divi's Laboratories Ltd.	11,922	946,628

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2025

Investments	Shares	Value
Elgi Equipments Ltd.	46,827	$292,914
Emami Ltd.	70,639	470,817
Firstsource Solutions Ltd.	111,775	488,299
Gland Pharma Ltd.(b)	30,993	662,649
GlaxoSmithKline Pharmaceuticals Ltd.	18,895	746,480
Godfrey Phillips India Ltd.	5,943	622,054
Gujarat Gas Ltd.	77,971	431,677
Havells India Ltd.	21,002	379,853
HDFC Asset Management Co. Ltd.(b)	19,648	1,189,465
Hindustan Aeronautics Ltd.	15,642	888,216
Hindustan Copper Ltd.	135,635	441,731
Indian Energy Exchange Ltd.(b)	204,485	460,449
Indian Railway Catering & Tourism Corp. Ltd.	49,813	453,928
Info Edge India Ltd.	28,997	503,221
JB Chemicals & Pharmaceuticals Ltd.	29,176	571,307
Jindal Stainless Ltd.	59,627	490,240
Jindal Steel & Power Ltd.	43,760	480,513
JSW Steel Ltd.	79,536	946,438
Jubilant Foodworks Ltd.	75,681	619,320
Jupiter Wagons Ltd.	50,045	226,650
Kajaria Ceramics Ltd.	24,816	312,804
Kfin Technologies Ltd.	37,457	588,629
KPIT Technologies Ltd.	14,422	211,672
KPR Mill Ltd.	42,861	570,247
L&T Technology Services Ltd.(b)	7,085	363,676
Laurus Labs Ltd.(b)	106,345	898,836
LTIMindtree Ltd.(b)	8,610	533,808
Marico Ltd.	106,103	893,698
Metro Brands Ltd.	34,356	460,777
Narayana Hrudayalaya Ltd.	31,903	807,396
Navin Fluorine International Ltd.	13,964	784,840
Nestle India Ltd.	43,220	1,242,424
Newgen Software Technologies Ltd.	16,289	222,568
Oberoi Realty Ltd.	26,998	599,900
Oracle Financial Services Software Ltd.	4,568	478,639
PCBL CHEMICAL Ltd.	88,288	431,248
Persistent Systems Ltd.	6,466	455,508
Polycab India Ltd.	4,883	373,001
Ratnamani Metals & Tubes Ltd.	11,634	397,585
RR Kabel Ltd.	12,830	201,755
SBI Cards & Payment Services Ltd.	68,248	758,479
Schaeffler India Ltd.	9,096	429,271
Solar Industries India Ltd.	3,800	779,762
Sona Blw Precision Forgings Ltd.(b)	76,644	430,184
Sumitomo Chemical India Ltd.	60,967	376,494
Sundram Fasteners Ltd.	31,561	382,074
Supreme Industries Ltd.	9,583	490,704
Tata Communications Ltd.	26,820	528,707
Tata Elxsi Ltd.	4,745	349,125
Titan Co. Ltd.*	20,770	893,720
Torrent Pharmaceuticals Ltd.	17,330	688,714
Trent Ltd.	6,052	438,763
Trident Ltd.	686,766	250,810
Triveni Turbine Ltd.	43,990	314,152
Tube Investments of India Ltd.	10,827	392,504
Varun Beverages Ltd.	92,504	493,531
Vedant Fashions Ltd.	29,542	279,454
Vinati Organics Ltd.	13,814	318,305
Total India		43,341,283
Indonesia — 0.1%
Cisarua Mountain Dairy Tbk. PT	609,300	182,771
Sumber Alfaria Trijaya Tbk. PT	3,198,100	470,801
Total Indonesia		653,572
Israel — 0.6%
Camtek Ltd.*	1,919	165,487
Newmed Energy LP	543,247	2,671,469
Total Israel		2,836,956
Italy — 0.6%
Brunello Cucinelli SpA	4,468	541,259
Carel Industries SpA(b)	1,949	51,705
PRADA SpA	315,400	1,956,685
Technogym SpA(b)	40,559	579,416
Total Italy		3,129,065
Japan — 12.2%
Advantest Corp.	20,100	1,482,679
Asics Corp.	32,700	833,092
BayCurrent, Inc.	6,100	313,351
Capcom Co. Ltd.	41,900	1,430,944
Cosmo Energy Holdings Co. Ltd.	18,500	791,128
CyberAgent, Inc.	55,800	637,405
Daifuku Co. Ltd.	33,500	863,214
Dentsu Soken, Inc.	3,100	144,221
Disco Corp.	5,700	1,682,239
GMO Payment Gateway, Inc.	6,100	394,476
Goldwin, Inc.	6,200	348,405
Hoya Corp.	12,200	1,448,932
Internet Initiative Japan, Inc.	15,900	312,948
Kakaku.com, Inc.	28,300	524,680
Keyence Corp.	6,100	2,442,618
Kobe Bussan Co. Ltd.	9,900	306,914
Kotobuki Spirits Co. Ltd.	18,700	266,366
Lasertec Corp.(a)	3,500	470,317
Macnica Holdings, Inc.	28,100	377,598
Maruwa Co. Ltd.	300	85,860
MonotaRO Co. Ltd.	18,500	364,377
Nintendo Co. Ltd.	181,600	17,450,296
Nippon Steel Corp.	303,000	5,732,971
Olympus Corp.	50,300	597,213
Recruit Holdings Co. Ltd.	30,300	1,790,374
Rorze Corp.	4,300	61,116
Round One Corp.	28,100	286,360
Sanrio Co. Ltd.	12,000	578,878
SCREEN Holdings Co. Ltd.	12,100	985,122
Shin-Etsu Chemical Co. Ltd.	211,700	6,993,890
Socionext, Inc.	9,000	172,966
Tokyo Electron Ltd.	55,800	10,692,956
Total Japan		60,863,906
Malaysia — 0.1%
Nestle Malaysia Bhd.	26,800	488,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2025

Investments	Shares	Value
Mexico — 1.7%
Alsea SAB de CV*	229,524	$619,370
America Movil SAB de CV, Series B	3,934,820	3,494,933
Grupo Aeroportuario del Centro Norte SAB de CV	117,968	1,539,229
Grupo Aeroportuario del Pacifico SAB de CV, Class B	120,686	2,751,592
Total Mexico		8,405,124
Netherlands — 5.4%
ASM International NV	1,067	680,607
ASML Holding NV	19,171	15,248,621
Universal Music Group NV	236,331	7,623,420
Wolters Kluwer NV	20,933	3,488,022
Total Netherlands		27,040,670
Norway — 1.3%
Aker ASA, Class A	22,104	1,430,687
Golden Ocean Group Ltd.	74,655	551,445
Kongsberg Gruppen ASA	59,085	2,282,021
Mowi ASA	105,721	2,032,996
Total Norway		6,297,149
Portugal — 0.7%
Jeronimo Martins SGPS SA	144,535	3,644,347
Russia — 0.0%
Evraz PLC*^	243,480	0
GMK Norilskiy Nickel PAO*^	1,620,900	0
LUKOIL PJSC*^	68,533	0
LUKOIL PJSC, ADR*^	2,107	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	54,588	0
MMC Norilsk Nickel PJSC, ADR*^	12	0
Novatek PJSC*^	97,470	0
PhosAgro PJSC*^	8,504	0
PhosAgro PJSC, GDR*^(c)	166	0
Total Russia		0
Saudi Arabia — 1.0%
Aldrees Petroleum & Transport Services Co.	15,569	528,860
Catrion Catering Holding Co.	17,167	552,933
Dr. Sulaiman Al Habib Medical Services Group Co.	15,698	1,135,128
Electrical Industries Co.	224,686	503,829
Elm Co.	1,722	459,828
Leejam Sports Co. JSC	11,363	392,653
Mouwasat Medical Services Co.	28,789	579,157
SAL Saudi Logistics Services	6,728	336,893
United Electronics Co.	18,297	430,532
Total Saudi Arabia		4,919,813
South Africa — 0.2%
Clicks Group Ltd.	48,067	1,003,467
South Korea — 0.9%
Celltrion, Inc.	6,630	784,046
Classys, Inc.	7,712	358,286
Hanjin Kal Corp.	8,996	787,883
Hanmi Semiconductor Co. Ltd.	3,781	285,760
HD Hyundai Electric Co. Ltd.	1,266	475,594
LEENO Industrial, Inc.	12,586	474,679
Posco DX Co. Ltd.	11,917	207,064
Samyang Foods Co. Ltd.	1,300	1,343,732
Total South Korea		4,717,044
Spain — 4.7%
Acerinox SA	103,155	1,310,177
Industria de Diseno Textil SA	422,859	21,929,751
Laboratorios Farmaceuticos Rovi SA	6,118	393,193
Total Spain		23,633,121
Sweden — 3.0%
Epiroc AB, Class B	36,885	700,515
Epiroc AB, Class A	83,339	1,796,129
EQT AB	79,941	2,649,769
Evolution AB(b)	38,943	3,071,178
Hemnet Group AB	2,334	67,739
Lifco AB, Class B	10,846	435,643
Sandvik AB	183,296	4,171,588
Sectra AB, Class B*	6,689	245,932
Securitas AB, Class B	89,409	1,327,476
Thule Group AB(b)	21,731	620,208
Total Sweden		15,086,177
Switzerland — 2.3%
Belimo Holding AG, Registered Shares	901	914,583
Comet Holding AG, Registered Shares(a)	186	58,230
Georg Fischer AG, Registered Shares	9,169	746,997
Lonza Group AG, Registered Shares	3,342	2,372,148
Sika AG, Registered Shares	11,869	3,211,787
Sonova Holding AG, Registered Shares	4,841	1,437,704
Straumann Holding AG, Registered Shares	6,004	781,048
Sulzer AG, Registered Shares	4,677	841,390
VAT Group AG(b)	2,511	1,055,819
Total Switzerland		11,419,706
Taiwan — 13.1%
Accton Technology Corp.(a)	66,000	1,649,322
Advantech Co. Ltd.	111,000	1,291,935
Alchip Technologies Ltd.	10,000	1,059,496
ASE Technology Holding Co. Ltd.(a)	760,000	3,837,464
Asia Vital Components Co. Ltd.(a)	36,000	915,651
ASMedia Technology, Inc.	8,000	523,073
Bora Pharmaceuticals Co. Ltd.(a)	27,000	768,075
Compeq Manufacturing Co. Ltd.	283,000	560,924
Faraday Technology Corp.	45,849	291,147
Fortune Electric Co. Ltd.	27,500	530,005
Global Unichip Corp.	14,000	625,428
Gold Circuit Electronics Ltd.	64,000	646,310
Jentech Precision Industrial Co. Ltd.	9,000	465,220
Lotes Co. Ltd.	15,337	708,782
Lotus Pharmaceutical Co. Ltd.	61,000	462,532
MediaTek, Inc.(a)	440,000	18,827,879
TA Chen Stainless Pipe	854,000	1,012,978
Taiwan Semiconductor Manufacturing Co. Ltd.	783,000	28,412,296
Voltronic Power Technology Corp.	12,000	517,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2025

Investments	Shares	Value
Wiwynn Corp.(a)	22,000	$1,905,381
Total Taiwan		65,011,493
Turkey — 1.9%
Akbank TAS	935,950	1,604,076
Aselsan Elektronik Sanayi ve Ticaret AS	208,126	788,707
BIM Birlesik Magazalar AS	90,647	1,127,008
Coca-Cola Icecek AS	390,689	483,041
Eregli Demir ve Celik Fabrikalari TAS*	887,056	594,291
KOC Holding AS	388,798	1,504,640
Migros Ticaret AS(a)	43,520	541,081
Turkcell Iletisim Hizmetleri AS	438,614	1,059,790
Turkiye Garanti Bankasi AS(a)	237,946	807,235
Turkiye Is Bankasi AS, Class C	2,526,703	847,663
Turkiye Sise ve Cam Fabrikalari AS	343,499	311,099
Total Turkey		9,668,631
United Kingdom — 5.8%
Admiral Group PLC	80,628	3,612,975
Ashtead Group PLC	33,067	2,115,680
Auto Trader Group PLC(b)	62,309	703,915
Bellway PLC	29,241	1,155,630
Croda International PLC	24,191	969,309
Howden Joinery Group PLC	74,131	869,571
InterContinental Hotels Group PLC	13,955	1,587,992
JD Sports Fashion PLC	205,392	249,767
Man Group PLC	440,030	1,019,664
Persimmon PLC	70,894	1,259,058
RELX PLC	187,834	10,133,766
Rightmove PLC	82,979	896,719
RS Group PLC	73,153	575,908
Sage Group PLC	100,665	1,725,017
Softcat PLC	19,944	469,260
Spectris PLC	13,044	686,036
Spirax Group PLC	7,320	597,343
Total United Kingdom		28,627,610
United States — 5.6%
BRP, Inc.	2,958	143,293
CSL Ltd.	36,415	5,715,088
Experian PLC	58,636	3,014,799
GSK PLC	999,243	19,033,435
Total United States		27,906,615
TOTAL COMMON STOCKS
(Cost: $433,827,891)		493,856,406
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.*^
(Cost: $0)	545	0
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree Emerging Markets High Dividend Fund(a)(d)	562	25,453
WisdomTree International Equity Fund(d)	652	41,441
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $58,553)		66,894
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(e)
(Cost: $528,651)	528,651	528,651
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.2%
United States — 3.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e)	13,572,906	13,572,906
WisdomTree Government Money Market Digital Fund, 4.10%(d)(e)	2,200,000	2,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $15,772,906)		15,772,906
TOTAL INVESTMENTS IN SECURITIES — 102.5% (Cost: $450,188,001)		510,224,857
Other Liabilities less Assets — (2.5)%		(12,407,243)
NET ASSETS — 100.0%		$497,817,614

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,905,353 and the total market value of the collateral held by the Fund was $15,913,715. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $140,809.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
USD	United States dollar
INR	Indian rupee

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2025

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income	Securities Lending Income
WisdomTree Emerging Markets High Dividend Fund	$104,569	$—	$81,258	$86	$2,056	$25,453	$323	$—
WisdomTree Government Money Market Digital Fund	—	2,200,000	—	—	—	2,200,000	—	2,509
WisdomTree International Equity Fund	161,670	—	123,947	4,269	(551)	41,441	711	—
Total	$266,239	$2,200,000	$205,205	$4,355	$1,505	$2,266,894	$15,511	$2,509

FINANCIAL DERIVATIVE INSTRUMENTS FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	6/30/2025	318,707	USD	27,249,437	INR	$966	$–

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	493,856,406	–	–		493,856,406
Warrants	–	–	0	*	0
Exchange-Traded Funds	66,894	–	–		66,894
Mutual Fund	–	528,651	–		528,651
Investment of Cash Collateral for Securities Loaned	–	15,772,906	–		15,772,906
Total Investments in Securities	$493,923,300	$16,301,557	$0		$510,224,857
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$966	$–		$966
Total - Net	$493,923,300	$16,302,523	$0		$510,225,823

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 2.5%
Ampol Ltd.	149	$2,513
ANZ Group Holdings Ltd.	14,148	270,368
APA Group	1,268	6,789
Bank of Queensland Ltd.	5,372	27,390
Bendigo & Adelaide Bank Ltd.	805	6,668
BHP Group Ltd.	26,026	626,813
Challenger Ltd.	1,574	8,335
Coles Group Ltd.	3,798	51,871
Endeavour Group Ltd.	332	873
Fortescue Ltd.	29,480	295,205
Mirvac Group	11,748	16,938
National Australia Bank Ltd.	10,025	258,591
Premier Investments Ltd.	230	3,049
Rio Tinto Ltd.	546	38,333
Rio Tinto PLC	9,441	549,196
Scentre Group	19,080	44,515
Stockland	7,590	26,661
Suncorp Group Ltd.	2,556	36,198
Telstra Group Ltd.	64,283	203,899
Transurban Group	6,970	63,858
Vicinity Ltd.	35,339	57,204
Viva Energy Group Ltd.(a)	3,588	5,079
Westpac Banking Corp.	12,197	270,653
Total Australia		2,870,999
Austria — 0.1%
BAWAG Group AG*(a)	298	37,919
Erste Group Bank AG	1,064	90,301
Mondi PLC	1,834	29,895
Total Austria		158,115
Belgium — 0.1%
Aedifica SA	91	7,055
KBC Group NV	950	97,755
Solvay SA	487	16,773
Warehouses De Pauw CVA	436	10,594
Total Belgium		132,177
Brazil — 1.4%
Allos SA	2,788	11,606
Ambev SA	28,163	68,732
B3 SA - Brasil Bolsa Balcao	4,766	12,732
Banco do Brasil SA	39,732	160,811
BB Seguridade Participacoes SA	3,427	22,479
CSN Mineracao SA	22,694	20,624
Engie Brasil Energia SA	3,508	29,187
Hypera SA	4,398	21,910
Klabin SA	16,417	55,497
Lojas Renner SA	14,474	52,191
Multiplan Empreendimentos Imobiliarios SA	2,448	12,204
Neoenergia SA	5,933	27,785
Petroleo Brasileiro SA - Petrobras	55,976	349,629
Telefonica Brasil SA	7,480	42,335
TIM SA	21,359	86,292
Transmissora Alianca de Energia Eletrica SA	12,291	78,662
Vale SA	52,166	503,227
Vibra Energia SA	10,621	42,150
Total Brazil		1,598,053
Canada — 3.2%
Atco Ltd., Class I	990	36,843
Bank of Montreal	2,301	254,484
Bank of Nova Scotia	5,465	301,586
BCE, Inc.	3,610	79,899
Brookfield Infrastructure Corp., Class A	694	28,818
Brookfield Renewable Corp.	627	20,508
Canadian Imperial Bank of Commerce	4,554	322,601
Canadian Natural Resources Ltd.	8,380	262,854
Canadian Utilities Ltd., Class A	1,231	33,993
Capital Power Corp.	450	18,072
Enbridge, Inc.	15,509	701,855
Fortis, Inc.	745	35,500
Great-West Lifeco, Inc.	3,117	118,307
IGM Financial, Inc.	1,435	45,243
Keyera Corp.	1,496	48,832
Magna International, Inc.	1,031	39,774
Manulife Financial Corp.	3,152	100,578
Pembina Pipeline Corp.	1,740	65,201
Power Corp. of Canada	1,699	66,229
RioCan Real Estate Investment Trust	157	2,038
Sun Life Financial, Inc.	1,707	113,354
Suncor Energy, Inc.	3,969	148,376
TC Energy Corp.	5,717	278,539
TELUS Corp.	2,613	41,881
Toronto-Dominion Bank	7,502	550,678
Total Canada		3,716,043
Chile — 0.2%
Banco de Chile	442,076	66,731
Banco Santander Chile	631,019	39,554
Cencosud Shopping SA	9,279	18,900
Colbun SA	92,167	14,800
Enel Chile SA	801,776	59,251
Quinenco SA	1,867	7,301
Total Chile		206,537
China — 2.8%
Agricultural Bank of China Ltd., Class H	142,074	101,352
Anhui Conch Cement Co. Ltd., Class H	15,000	38,140
Bank of China Ltd., Class H	567,000	329,366
Bank of Communications Co. Ltd., Class H	103,000	95,783
BOC Hong Kong Holdings Ltd.	77,000	334,484
China CITIC Bank Corp. Ltd., Class H	41,000	39,068
China Coal Energy Co. Ltd., Class H	18,000	20,820
China Construction Bank Corp., Class H	787,536	794,559
China Feihe Ltd.(a)	45,000	32,732
China Hongqiao Group Ltd.(b)	46,000	105,361
China Merchants Bank Co. Ltd., Class H	11,500	80,354
China Nonferrous Mining Corp. Ltd.	23,000	21,359
China Pacific Insurance Group Co. Ltd., Class H	5,600	19,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
China Railway Group Ltd., Class H	75,000	$35,924
China Shenhua Energy Co. Ltd., Class H	34,500	133,825
CITIC Ltd.	66,000	90,634
CSPC Pharmaceutical Group Ltd.	62,000	60,815
GF Securities Co. Ltd., Class H	600	1,007
Haidilao International Holding Ltd.(a)	22,000	41,758
Hengan International Group Co. Ltd.	13,000	37,344
Huaneng Power International, Inc., Class H	48,000	30,940
Huatai Securities Co. Ltd., Class H(a)	2,600	5,266
Industrial & Commercial Bank of China Ltd., Class H	522,000	413,610
New China Life Insurance Co. Ltd., Class H	1,700	9,258
Onewo, Inc., Class H	6,700	17,966
Ping An Insurance Group Co. of China Ltd., Class H	28,500	180,984
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	38,000	29,577
Sinopharm Group Co. Ltd., Class H	13,600	31,843
Tsingtao Brewery Co. Ltd., Class H	6,000	39,172
Uni-President China Holdings Ltd.	29,000	35,096
Weichai Power Co. Ltd., Class H	22,000	44,673
Wilmar International Ltd.	14,000	31,547
Yihai International Holding Ltd.	17,000	30,102
Total China		3,313,873
Czech Republic — 0.1%
CEZ AS	1,159	67,865
Denmark — 0.1%
Danske Bank AS	2,140	86,970
Tryg AS	758	19,511
Total Denmark		106,481
Finland — 0.6%
Elisa OYJ	714	39,459
Kesko OYJ, Class B	1,270	31,217
Nordea Bank Abp	43,609	645,511
Valmet OYJ	603	18,595
Total Finland		734,782
France — 3.6%
Amundi SA(a)	488	39,354
AXA SA	19,763	966,693
Cie Generale des Etablissements Michelin SCA	2,251	83,339
Credit Agricole SA	31,952	602,547
Engie SA	37,526	877,694
FDJ UNITED(a)	503	19,662
Orange SA	14,943	226,540
Rexel SA	926	28,414
Rubis SCA	337	10,847
Societe Generale SA	1,178	67,135
TotalEnergies SE	13,555	828,991
Veolia Environnement SA	1,561	55,429
Vinci SA	2,511	368,737
Total France		4,175,382
Germany — 1.6%
Allianz SE, Registered Shares	2,967	1,198,435
Daimler Truck Holding AG	2,932	138,254
Deutsche Lufthansa AG, Registered Shares	1,692	14,261
Deutsche Post AG, Registered Shares	5,014	230,778
DWS Group GmbH & Co. KGaA(a)	510	30,053
E.ON SE	13,185	241,831
Evonik Industries AG	1,630	33,484
HochTief AG	48	9,426
Traton SE	319	10,305
Total Germany		1,906,827
Hong Kong — 0.3%
Cathay Pacific Airways Ltd.	17,000	23,172
CK Asset Holdings Ltd.	9,000	39,669
CK Infrastructure Holdings Ltd.	2,500	16,545
CLP Holdings Ltd.	10,000	84,204
CTF Services Ltd.	1,000	950
DFI Retail Group Holdings Ltd., Registered Shares	4,700	12,972
Hang Seng Bank Ltd.	500	7,490
HKT Trust & HKT Ltd.	16,000	23,888
Hongkong Land Holdings Ltd.	3,100	17,887
Jardine Matheson Holdings Ltd.	900	43,254
Link REIT	66	352
Man Wah Holdings Ltd.	14,800	8,126
PCCW Ltd.	19,000	12,901
Power Assets Holdings Ltd.	3,000	19,280
Sun Hung Kai Properties Ltd.	3,000	34,414
Swire Pacific Ltd., Class B	2,500	3,541
United Laboratories International Holdings Ltd.	2,000	3,827
WH Group Ltd.(a)	16,000	15,389
Wharf Real Estate Investment Co. Ltd.	2,000	5,656
Total Hong Kong		373,517
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	4,531	39,308
Richter Gedeon Nyrt	2,626	77,121
Total Hungary		116,429
India — 0.6%
Bharat Petroleum Corp. Ltd.	20,532	79,473
Coal India Ltd.	29,047	132,754
Hindustan Petroleum Corp. Ltd.	9,601	49,041
Hindustan Zinc Ltd.	6,044	31,774
Indian Oil Corp. Ltd.	45,376	77,757
Mindspace Business Parks REIT(a)	1,216	5,673
Oil & Natural Gas Corp. Ltd.	27,295	77,725
Power Grid Corp. of India Ltd.	27,928	97,663
Vedanta Ltd.	25,592	137,524
Total India		689,384
Indonesia — 0.4%
AKR Corporindo Tbk. PT	326,000	23,293
Astra International Tbk. PT	213,600	59,205
Bank CIMB Niaga Tbk. PT	118,400	12,143
Bank Mandiri Persero Tbk. PT	311,100	93,512
Bank Negara Indonesia Persero Tbk. PT	3,900	990
Bank Rakyat Indonesia Persero Tbk. PT	451,000	103,895

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
First Pacific Co. Ltd.	10,000	$7,083
Hanjaya Mandala Sampoerna Tbk. PT	558,500	20,641
Indofood Sukses Makmur Tbk. PT	132,500	66,311
Perusahaan Gas Negara Tbk. PT	520,900	51,817
Telkom Indonesia Persero Tbk. PT	288,200	49,350
Unilever Indonesia Tbk. PT	12,300	1,098
United Tractors Tbk. PT	3,900	5,153
Total Indonesia		494,491
Israel — 0.2%
Bank Hapoalim BM	3,347	64,227
Bank Leumi Le-Israel BM	1,319	24,527
Israel Discount Bank Ltd., Class A	4,265	42,504
Mizrahi Tefahot Bank Ltd.	674	43,933
Plus500 Ltd.	230	10,703
Total Israel		185,894
Italy — 3.3%
A2A SpA	9,583	25,704
Banca Mediolanum SpA	2,612	44,826
Banco BPM SpA	2,071	24,096
Enel SpA	106,185	1,004,142
Eni SpA	22,759	367,607
FinecoBank Banca Fineco SpA	2,001	44,241
Generali	3,400	120,571
Hera SpA	7,363	35,454
Intesa Sanpaolo SpA	232,160	1,333,036
Italgas SpA(b)	4,141	34,999
Mediobanca Banca di Credito Finanziario SpA(b)	2,277	52,749
Poste Italiane SpA(a)	2,130	45,605
Snam SpA	10,351	62,478
Terna - Rete Elettrica Nazionale	5,338	54,677
UniCredit SpA	9,955	665,032
Total Italy		3,915,217
Japan — 1.2%
Amada Co. Ltd.	1,100	11,998
Cosmo Energy Holdings Co. Ltd.	300	12,829
Dai-ichi Life Holdings, Inc.	4,700	35,662
Daiwa Securities Group, Inc.	3,300	23,406
EXEO Group, Inc.	100	1,271
Honda Motor Co. Ltd.	23,100	223,012
Inpex Corp.	900	12,617
Isuzu Motors Ltd.	800	10,138
Japan Tobacco, Inc.	7,700	226,450
JFE Holdings, Inc.	2,800	32,508
Komatsu Ltd.	1,500	49,192
Lixil Corp.	500	5,774
Marui Group Co. Ltd.	900	19,103
Mazda Motor Corp.	3,100	18,659
Nippon Express Holdings, Inc.	600	12,015
Nippon Steel Corp.	2,200	41,626
Niterra Co. Ltd.	300	9,969
Obayashi Corp.	500	7,565
Ono Pharmaceutical Co. Ltd.	200	2,159
Sankyo Co. Ltd.	600	11,082
SBI Holdings, Inc.	600	20,894
Seino Holdings Co. Ltd.	600	9,201
SoftBank Corp.	172,200	265,849
Sojitz Corp.	600	14,725
Subaru Corp.	1,600	27,864
Sumitomo Corp.	2,486	64,179
Takeda Pharmaceutical Co. Ltd.	5,000	153,172
Toyo Seikan Group Holdings Ltd.	400	7,818
Toyoda Gosei Co. Ltd.	700	13,768
Toyota Boshoku Corp.	1,500	20,426
Toyota Tsusho Corp.	2,000	45,263
Total Japan		1,410,194
Malaysia — 0.6%
Celcomdigi Bhd.	49,500	46,202
CIMB Group Holdings Bhd.	44,700	72,085
Genting Malaysia Bhd.	20,500	9,397
Malayan Banking Bhd.	37,793	87,066
Maxis Bhd.	40,800	34,981
MISC Bhd.	29,800	53,719
Petronas Dagangan Bhd.	8,900	45,488
Petronas Gas Bhd.	15,900	66,538
Public Bank Bhd.	83,700	85,678
RHB Bank Bhd.	5,567	8,330
Sime Darby Bhd.	58,100	22,768
Telekom Malaysia Bhd.	46,400	72,181
TIME dotCom Bhd.	20,600	25,686
United Plantations Bhd.	6,700	35,040
Westports Holdings Bhd.	26,400	33,858
Total Malaysia		699,017
Mexico — 0.5%
Arca Continental SAB de CV	4,380	45,982
Coca-Cola Femsa SAB de CV	7,452	71,719
Fomento Economico Mexicano SAB de CV	13,143	134,408
Grupo Aeroportuario del Centro Norte SAB de CV	5,262	68,658
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,657	83,378
Grupo Mexico SAB de CV, Series B	21,111	127,010
Qualitas Controladora SAB de CV	823	8,394
Wal-Mart de Mexico SAB de CV	19,866	65,354
Total Mexico		604,903
Netherlands — 0.8%
Aegon Ltd.	7,384	53,289
ASR Nederland NV	731	48,379
ING Groep NV	33,175	725,342
Koninklijke KPN NV	10,389	50,439
Koninklijke Vopak NV	591	29,290
Total Netherlands		906,739
Norway — 1.1%
DNB Bank ASA	12,088	332,788
Equinor ASA	28,756	724,889
Gjensidige Forsikring ASA	827	20,872
Telenor ASA	7,057	109,275
Var Energi ASA	13,488	43,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
Wallenius Wilhelmsen ASA	692	$5,662
Total Norway		1,236,683
Philippines — 0.2%
Aboitiz Equity Ventures, Inc.	59,600	36,926
Aboitiz Power Corp.	43,100	31,294
DMCI Holdings, Inc.	112,100	21,692
Globe Telecom, Inc.	575	17,169
Manila Electric Co.	3,660	34,988
PLDT, Inc.	1,440	31,111
Semirara Mining & Power Corp.	39,200	22,965
Universal Robina Corp.	9,630	15,309
Total Philippines		211,454
Poland — 0.4%
Bank Polska Kasa Opieki SA	1,594	81,602
Budimex SA	321	49,495
Orange Polska SA	31,501	79,673
Powszechna Kasa Oszczednosci Bank Polski SA	8,851	184,282
Santander Bank Polska SA	575	78,539
Total Poland		473,591
Portugal — 0.0%
EDP SA	636	2,749
Navigator Co. SA	7,543	28,210
Total Portugal		30,959
Romania — 0.1%
NEPI Rockcastle NV*	11,214	85,156
Russia — 0.0%
Evraz PLC*^	5,263	0
GMK Norilskiy Nickel PAO*^	32,100	0
Magnit PJSC*^	447	0
Magnitogorsk Iron & Steel Works PJSC, GDR*^(c)	1,299	0
MMC Norilsk Nickel PJSC, ADR*^	5	0
Mobile TeleSystems PJSC, ADR*^	3,583	0
Novolipetsk Steel PJSC*^	11,640	0
PhosAgro PJSC*^	247	0
PhosAgro PJSC, GDR*^(c)	4	0
Polyus PJSC*^	830	0
Sberbank of Russia PJSC*^	14,088	0
Sberbank of Russia PJSC, ADR*^	6,465	0
Severstal PAO, GDR*^(c)	1,737	0
Tatneft PJSC*^	2,124	0
Tatneft PJSC, ADR*^	85	0
Total Russia		0
Saudi Arabia — 0.9%
Abdullah Al Othaim Markets Co.	8,231	17,074
Arab National Bank	1,672	9,683
Etihad Etisalat Co.	6,483	102,504
Mobile Telecommunications Co. Saudi Arabia	13,164	37,767
Nahdi Medical Co.	1,201	40,893
Saudi Arabian Oil Co.(a)	58,222	377,539
Saudi Awwal Bank	2,328	20,918
Saudi Electricity Co.	19,598	76,814
Saudi National Bank	15,307	147,418
Saudi Telecom Co.	13,584	154,076
United Electronics Co.	1,403	33,013
Yanbu National Petrochemical Co.	4,695	37,805
Total Saudi Arabia		1,055,504
Singapore — 1.5%
ComfortDelGro Corp. Ltd.	16,200	18,189
DBS Group Holdings Ltd.	21,605	761,811
Genting Singapore Ltd.	49,100	27,564
Keppel Infrastructure Trust	26,900	8,448
Keppel Ltd.	3,800	22,138
Netlink NBN Trust(c)	57,900	40,005
Oversea-Chinese Banking Corp. Ltd.	33,613	430,438
Singapore Airlines Ltd.	18,900	103,429
Singapore Telecommunications Ltd.	39,300	117,871
United Overseas Bank Ltd.	9,013	254,754
Venture Corp. Ltd.	1,200	10,750
Total Singapore		1,795,397
South Africa — 0.5%
FirstRand Ltd.	24,783	105,554
Growthpoint Properties Ltd.	78,757	59,341
Nedbank Group Ltd.	4,091	55,951
Old Mutual Ltd.	21,850	14,840
Sanlam Ltd.	9,183	45,819
Standard Bank Group Ltd.	13,789	176,544
Tiger Brands Ltd.	2,639	47,353
Truworths International Ltd.	334	1,342
Woolworths Holdings Ltd.	11,783	34,319
Total South Africa		541,063
South Korea — 0.6%
Doosan Bobcat, Inc.*	1,102	47,522
Hyundai Motor Co.	1,109	167,221
KB Financial Group, Inc.	1,448	118,986
KT Corp.	1,436	59,266
KT&G Corp.	963	91,120
LG Corp.	971	57,270
Samsung Fire & Marine Insurance Co. Ltd.	51	16,400
Samsung Life Insurance Co. Ltd.	167	15,764
Shinhan Financial Group Co. Ltd.	1,321	60,099
SK Telecom Co. Ltd.	1,931	81,126
Woori Financial Group, Inc.	2,269	37,744
Total South Korea		752,518
Spain — 3.0%
Acerinox SA	3,628	46,080
ACS Actividades de Construccion y Servicios SA	553	38,267
Banco Bilbao Vizcaya Argentaria SA	61,469	941,988
Banco de Sabadell SA	4,203	13,336
Banco Santander SA	89,414	737,544
CaixaBank SA	68,454	590,928
Endesa SA	2,275	71,810
Iberdrola SA	39,967	764,249
Inmobiliaria Colonial Socimi SA	1,740	12,275

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
Mapfre SA	4,629	$18,855
Merlin Properties Socimi SA	1,567	20,473
Naturgy Energy Group SA(b)	1,968	62,374
Repsol SA	3,183	46,462
Sacyr SA	9,228	37,566
Telefonica SA	30,578	160,015
Total Spain		3,562,222
Sweden — 0.8%
H & M Hennes & Mauritz AB, Class B(b)	2,425	33,816
Skandinaviska Enskilda Banken AB, Class A	9,317	161,403
SKF AB, Class B	1,482	33,760
Svenska Handelsbanken AB, Class A	4,859	64,469
Swedbank AB, Class A	7,009	184,227
Volvo AB, Class B	16,525	460,184
Total Sweden		937,859
Switzerland — 0.9%
Baloise Holding AG, Registered Shares	144	33,865
Banque Cantonale Vaudoise, Registered Shares	250	28,722
Cembra Money Bank AG	93	11,649
EFG International AG*	867	16,011
Helvetia Holding AG, Registered Shares	156	36,472
Kuehne & Nagel International AG, Registered Shares	308	66,417
Swiss Life Holding AG, Registered Shares	90	90,746
Swiss Prime Site AG, Registered Shares	48	7,164
Swisscom AG, Registered Shares	66	46,640
Zurich Insurance Group AG	1,099	765,710
Total Switzerland		1,103,396
Taiwan — 1.9%
ASE Technology Holding Co. Ltd.	25,000	126,232
Asustek Computer, Inc.	4,000	88,183
Cheng Shin Rubber Industry Co. Ltd.	24,000	31,056
Chicony Electronics Co. Ltd.	7,000	31,152
Chunghwa Telecom Co. Ltd.	40,000	184,856
Compal Electronics, Inc.	32,000	31,768
CTBC Financial Holding Co. Ltd.	81,480	121,891
E.Sun Financial Holding Co. Ltd.	41,000	46,106
Eva Airways Corp.	41,000	56,001
Far Eastern New Century Corp.	39,000	43,924
Far EasTone Telecommunications Co. Ltd.	22,000	67,479
Formosa Petrochemical Corp.(b)	28,000	34,506
Getac Holdings Corp.	4,000	15,199
Lite-On Technology Corp., ADR	19,000	71,871
Makalot Industrial Co. Ltd.	4,000	32,316
MediaTek, Inc.	10,000	427,906
Mega Financial Holding Co. Ltd.	38,000	53,399
Micro-Star International Co. Ltd.	5,000	24,562
momo.com, Inc.	3,000	27,626
Novatek Microelectronics Corp.	6,000	111,940
Pegatron Corp.	13,680	35,966
Powertech Technology, Inc.	7,000	31,511
Qisda Corp.	23,000	20,510
Realtek Semiconductor Corp.	4,000	77,639
Synnex Technology International Corp.	10,000	22,046
Taiwan Mobile Co. Ltd.	21,000	82,672
Teco Electric & Machinery Co. Ltd.	22,000	35,622
Tripod Technology Corp.	4,000	33,890
Uni-President Enterprises Corp.	28,000	77,639
United Microelectronics Corp.(b)	91,000	137,690
Total Taiwan		2,183,158
Thailand — 0.3%
Advanced Info Service PCL, NVDR	8,800	75,253
Banpu PCL, NVDR	52,100	6,443
Home Product Center PCL, NVDR	93,600	18,715
I-TAIL Corp. PCL, NVDR	15,900	5,673
Land & Houses PCL, NVDR	5,900	621
Osotspa PCL, NVDR	19,000	8,767
PTT Exploration & Production PCL, NVDR	25,900	87,240
PTT PCL, NVDR	95,000	87,669
Ratch Group PCL, NVDR	30,200	22,481
SCB X PCL, NVDR	3,500	12,650
Thai Oil PCL, NVDR	800	664
Tisco Financial Group PCL, NVDR	2,400	7,143
Total Thailand		333,319
Turkey — 0.1%
Enerjisa Enerji AS(a)	24,275	35,686
KOC Holding AS	11,469	44,385
Turkiye Petrol Rafinerileri AS	13,004	45,750
Total Turkey		125,821
United Kingdom — 4.4%
Admiral Group PLC	860	38,537
Barclays PLC	29,992	138,629
British American Tobacco PLC	22,288	1,057,681
British Land Co. PLC	7,376	38,045
BT Group PLC	21,658	57,503
CK Hutchison Holdings Ltd.	7,500	46,146
Drax Group PLC	654	6,211
Dunelm Group PLC	423	6,869
Hammerson PLC	4,474	18,332
HSBC Holdings PLC	218,368	2,638,702
Imperial Brands PLC	7,593	299,354
Investec PLC	712	5,317
J Sainsbury PLC	5,849	23,228
Land Securities Group PLC	1,872	16,187
Lloyds Banking Group PLC	160,292	168,476
LondonMetric Property PLC	1,045	2,907
National Grid PLC	24,790	360,602
NatWest Group PLC	14,505	101,651
Reckitt Benckiser Group PLC	2,122	144,085
Schroders PLC	4,060	20,107
Severn Trent PLC	168	6,294
Taylor Wimpey PLC	7,892	12,843
TORM PLC, Class A(b)	20	336
Total United Kingdom		5,208,042
United States — 58.3%
AbbVie, Inc.	7,806	1,448,950
Acadia Realty Trust	3,713	68,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
ADT, Inc.	21,621	$183,130
AES Corp.	9,659	101,613
AGCO Corp.	1,344	138,647
Agree Realty Corp.	2,537	185,353
Alexandria Real Estate Equities, Inc.	2,166	157,317
ALLETE, Inc.	2,201	141,018
Alliant Energy Corp.	3,004	181,652
Altria Group, Inc.	29,573	1,733,865
Amcor PLC	21,971	201,913
Ameren Corp.	2,531	243,077
American Electric Power Co., Inc.	4,943	512,886
American Financial Group, Inc.	782	98,696
American Healthcare REIT, Inc.	5,508	202,364
American Tower Corp.	3,166	699,749
Americold Realty Trust, Inc.	6,196	103,039
Amgen, Inc.	2,341	653,631
Antero Midstream Corp.	13,487	255,579
APA Corp.	7,374	134,870
Archer-Daniels-Midland Co.	4,230	223,259
Archrock, Inc.	5,024	124,746
Associated Banc-Corp.	3,632	88,584
AT&T, Inc.	51,867	1,501,031
Atlantic Union Bankshares Corp.(b)	1,832	57,305
Atlas Energy Solutions, Inc.(b)	3,454	46,180
AvalonBay Communities, Inc.	1,230	250,305
Avista Corp.	3,190	121,060
Bank of Hawaii Corp.(b)	1,152	77,795
Bank OZK	1,936	91,108
BankUnited, Inc.	1,869	66,518
Banner Corp.	1,075	68,961
Best Buy Co., Inc.	2,386	160,172
Black Hills Corp.	1,987	111,471
Blue Owl Capital, Inc.	4,778	91,785
BP PLC	80,295	402,388
Bristol-Myers Squibb Co.	13,703	634,312
Brixmor Property Group, Inc.	5,670	147,647
Broadstone Net Lease, Inc.	5,377	86,301
Buckle, Inc.	2,007	91,017
Cadence Bank	2,852	91,207
Cal-Maine Foods, Inc.	1,268	126,331
Camden Property Trust	1,592	179,402
Campbell Soup Co.	3,667	112,394
CareTrust REIT, Inc.	5,274	161,384
Carter's, Inc.	1,185	35,704
Cathay General Bancorp	1,492	67,931
Chevron Corp.	10,644	1,524,114
Citigroup, Inc.	9,591	816,386
Citizens Financial Group, Inc.	3,620	161,995
Civitas Resources, Inc.	3,099	85,284
Clearway Energy, Inc., Class C	3,159	101,088
Clorox Co.	1,264	151,768
CME Group, Inc.	2,213	609,947
CMS Energy Corp.	3,124	216,431
CNA Financial Corp.	4,681	217,807
Cogent Communications Holdings, Inc.	1,584	76,365
Columbia Banking System, Inc.	3,402	79,539
Comerica, Inc.	1,719	102,538
Community Financial System, Inc.	1,178	66,993
Conagra Brands, Inc.	7,405	151,580
Consolidated Edison, Inc.	3,556	356,845
COPT Defense Properties	3,883	107,093
Corebridge Financial, Inc.	4,127	146,509
Coterra Energy, Inc.	8,386	212,837
Cousins Properties, Inc.	5,371	161,291
CubeSmart	4,138	175,865
Cullen/Frost Bankers, Inc.	752	96,662
CVB Financial Corp.	3,783	74,866
Darden Restaurants, Inc.	1,379	300,581
Digital Realty Trust, Inc.	2,101	366,267
Dillard's, Inc., Class A	431	180,085
Dominion Energy, Inc.	7,031	397,392
Douglas Emmett, Inc.	3,846	57,844
DT Midstream, Inc.	1,780	195,640
DTE Energy Co.	1,853	245,448
Duke Energy Corp.	6,832	806,176
Eastman Chemical Co.	1,594	119,008
Edison International	4,153	214,295
Energizer Holdings, Inc.	2,446	49,311
Entergy Corp.	4,505	374,456
EPR Properties	3,076	179,208
Equity Residential	4,543	306,607
Essential Properties Realty Trust, Inc.	4,705	150,137
Essential Utilities, Inc.	4,742	176,118
Essex Property Trust, Inc.	854	242,024
Evergy, Inc.	3,692	254,490
Eversource Energy	4,069	258,870
Exelon Corp.	7,837	340,283
Extra Space Storage, Inc.	1,771	261,116
Exxon Mobil Corp.	17,820	1,920,996
Federal Realty Investment Trust	1,913	181,716
Federated Hermes, Inc.	2,040	90,413
Fidelity National Financial, Inc.	1,937	108,588
Fifth Third Bancorp	4,064	167,152
First American Financial Corp.	1,242	76,246
First Financial Bancorp	2,736	66,375
First Hawaiian, Inc.	1,894	47,274
First Horizon Corp.	6,289	133,327
First Interstate BancSystem, Inc., Class A	2,889	83,261
First Merchants Corp.	1,924	73,689
FirstEnergy Corp.	5,661	227,912
Flowers Foods, Inc.	7,215	115,296
FMC Corp.	2,715	113,351
FNB Corp.	3,931	57,314
Four Corners Property Trust, Inc.	3,903	105,030
Fulton Financial Corp.	4,064	73,315
Gaming & Leisure Properties, Inc.	5,534	258,327
Gecina SA	238	26,066
General Mills, Inc.	5,136	266,096
Gilead Sciences, Inc.	10,273	1,138,968
Glacier Bancorp, Inc.	1,499	64,577
GSK PLC	14,365	273,622
HA Sustainable Infrastructure Capital, Inc.	2,326	62,476
Hancock Whitney Corp.	1,483	85,124
Hasbro, Inc.	2,351	173,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
Healthcare Realty Trust, Inc.	11,266	$178,679
Helmerich & Payne, Inc.	3,154	47,815
HF Sinclair Corp.	4,010	164,731
Highwoods Properties, Inc.	3,845	119,541
Hormel Foods Corp.	6,421	194,235
Host Hotels & Resorts, Inc.	12,149	186,609
HP, Inc.	7,103	173,739
Huntington Bancshares, Inc.	11,430	191,567
Huntsman Corp.	6,202	64,625
IDACORP, Inc.	1,573	181,603
Independence Realty Trust, Inc.	7,787	137,752
Independent Bank Corp.	1,230	77,349
Innovative Industrial Properties, Inc.	981	54,171
International Business Machines Corp.	5,677	1,673,466
International Paper Co.	4,455	208,627
Interpublic Group of Cos., Inc.	5,654	138,410
InvenTrust Properties Corp.	2,791	76,473
Invesco Ltd.	5,929	93,500
Invitation Homes, Inc.	6,716	220,285
J M Smucker Co.	1,488	146,122
Jackson Financial, Inc., Class A	793	70,410
Janus Henderson Group PLC	2,781	108,014
JBS NV, BDR*	4,268	61,153
Johnson & Johnson	15,151	2,314,315
Kellanova	2,699	214,651
Kennametal, Inc.	2,903	66,653
Kilroy Realty Corp.	4,028	138,201
Kimberly-Clark Corp.	3,018	389,081
Kimco Realty Corp.	8,088	170,010
Kinder Morgan, Inc.	19,106	561,716
Kinetik Holdings, Inc.	1,962	86,426
Kodiak Gas Services, Inc.	2,099	71,933
Kraft Heinz Co.	10,941	282,497
Lamar Advertising Co., Class A(b)	1,719	208,618
Lazard, Inc.	1,489	71,442
LCI Industries	967	88,181
Lincoln National Corp.	2,042	70,653
LXP Industrial Trust	11,253	92,950
M&T Bank Corp.	967	187,588
Macerich Co.	7,696	124,521
Macy's, Inc.	9,300	108,438
ManpowerGroup, Inc.	1,813	73,245
Marriott Vacations Worldwide Corp.(b)	1,323	95,666
Medtronic PLC	6,496	566,256
Mid-America Apartment Communities, Inc.	1,457	215,651
Moelis & Co., Class A	752	46,865
Molson Coors Beverage Co., Class B	3,198	153,792
Morgan Stanley	7,640	1,076,170
MSC Industrial Direct Co., Inc., Class A	1,879	159,753
Murphy Oil Corp.(b)	4,555	102,487
National Fuel Gas Co.	2,903	245,913
National Health Investors, Inc.	1,520	106,582
National Storage Affiliates Trust	2,915	93,251
NBT Bancorp, Inc.	1,472	61,162
New Jersey Resources Corp.	3,752	168,165
Nexstar Media Group, Inc.	993	171,739
NiSource, Inc.	4,796	193,471
NNN REIT, Inc.	4,109	177,427
Noble Corp. PLC(b)	4,697	124,705
Northern Oil & Gas, Inc.	3,100	87,885
Northern Trust Corp.	1,428	181,056
Northwestern Energy Group, Inc.	2,628	134,816
OGE Energy Corp.	4,922	218,438
Old National Bancorp	4,402	93,939
Old Republic International Corp.	2,254	86,644
ONE Gas, Inc.	2,139	153,709
OneMain Holdings, Inc.	3,039	173,223
ONEOK, Inc.	4,532	369,947
Organon & Co.(b)	8,985	86,975
Outfront Media, Inc.	5,893	96,174
Ovintiv, Inc.	3,909	148,737
PACCAR, Inc.	4,172	396,590
Pacific Premier Bancorp, Inc.	1,508	31,804
Park Hotels & Resorts, Inc.	8,607	88,050
Patterson-UTI Energy, Inc.(b)	13,686	81,158
PBF Energy, Inc., Class A	3,898	84,470
PepsiCo, Inc.	9,209	1,215,956
Perrigo Co. PLC	5,236	139,906
Philip Morris International, Inc.	14,539	2,647,988
Phillips 66	2,788	332,608
Phillips Edison & Co., Inc.	4,546	159,246
Pinnacle West Capital Corp.	2,426	217,054
PNC Financial Services Group, Inc.	1,895	353,266
Polaris, Inc.(b)	1,796	73,007
Portland General Electric Co.	3,811	154,841
PotlatchDeltic Corp.	2,950	113,191
PPL Corp.	8,191	277,593
Premier, Inc., Class A(b)	3,982	87,325
Principal Financial Group, Inc.	1,554	123,434
Prologis, Inc.	4,906	515,719
Prosperity Bancshares, Inc.	1,162	81,619
Provident Financial Services, Inc.	4,140	72,574
Prudential Financial, Inc.	2,523	271,071
Public Storage	1,534	450,106
Radian Group, Inc.	1,739	62,639
Rayonier, Inc.	4,915	109,015
Realty Income Corp.	7,890	454,543
Regency Centers Corp.	2,890	205,855
Regions Financial Corp.	8,357	196,557
Rexford Industrial Realty, Inc.	3,660	130,186
Reynolds Consumer Products, Inc.	5,306	113,655
Robert Half, Inc.	2,241	91,993
Ryman Hospitality Properties, Inc.	1,685	166,259
Sabra Health Care REIT, Inc.	8,577	158,160
Scotts Miracle-Gro Co.	1,744	115,034
Sempra	4,127	312,703
Shell PLC	29,868	1,045,137
Simmons First National Corp., Class A	3,286	62,303
Simon Property Group, Inc.	3,901	627,125
Sirius XM Holdings, Inc.(b)	7,701	176,892
SITE Centers Corp.	6,385	72,214
SL Green Realty Corp.	2,265	140,204
Sonoco Products Co.	3,428	149,324
Southern Co.	8,249	757,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

Investments	Shares	Value
Southwest Gas Holdings, Inc.	2,131	$158,525
Spire, Inc.	2,298	167,731
STAG Industrial, Inc.	5,070	183,940
State Street Corp.	2,112	224,590
Sunstone Hotel Investors, Inc.	7,607	66,029
Swiss Re AG	1,706	293,942
Synovus Financial Corp.	1,962	101,533
T Rowe Price Group, Inc.	1,870	180,455
Tanger, Inc.	3,701	113,177
Tapestry, Inc.	3,818	335,259
Target Corp.	2,628	259,252
TEGNA, Inc.	6,137	102,856
TFS Financial Corp.	6,575	85,146
TPG, Inc.	1,095	57,433
TransDigm Group, Inc.	468	711,660
Travel & Leisure Co.	2,608	134,599
Trinity Industries, Inc.	2,721	73,494
TXNM Energy, Inc.	3,389	190,868
Tyson Foods, Inc., Class A	3,492	195,342
U.S. Bancorp	10,468	473,677
UDR, Inc.	4,110	167,811
UGI Corp.	7,244	263,826
United Bankshares, Inc.(b)	2,307	84,044
United Community Banks, Inc.	2,623	78,139
Urban Edge Properties	4,478	83,559
Vail Resorts, Inc.(b)	785	123,347
Valero Energy Corp.	2,155	289,675
Valley National Bancorp	9,755	87,112
Ventas, Inc.	3,610	227,971
Verizon Communications, Inc.	35,722	1,545,691
Viatris, Inc.	18,141	161,999
VICI Properties, Inc.	14,932	486,783
Victory Capital Holdings, Inc., Class A	772	49,153
Virtu Financial, Inc., Class A	1,871	83,802
Webster Financial Corp.	2,134	116,516
WEC Energy Group, Inc.	3,440	358,448
Wendy's Co.	6,946	79,323
Western Union Co.	4,774	40,197
Whirlpool Corp.(b)	1,715	173,935
Williams Cos., Inc.	8,418	528,735
WP Carey, Inc.	4,418	275,595
Xcel Energy, Inc.	5,721	389,600
Yue Yuen Industrial Holdings Ltd.	3,000	4,594
Zions Bancorp NA	1,284	66,691
Total United States		68,294,345
TOTAL COMMON STOCKS
(Cost: $99,501,648)		116,313,406
EXCHANGE-TRADED FUNDS — 0.2%
United States — 0.2%
WisdomTree International High Dividend Fund(d)	4,369	202,432
WisdomTree U.S. High Dividend Fund(d)	701	67,282
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $248,387)		269,714
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(e)
(Cost: $11,133)	11,133	11,133
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(e)
(Cost: $473,407)	473,407	473,407
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $100,234,575)		117,067,660
Other Assets less Liabilities — 0.1%		85,312
NET ASSETS — 100.0%		$117,152,972

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,946,224 and the total market value of the collateral held by the Fund was $2,033,567 (may include collateral for pending security loans). The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,560,160.
(c)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
(d)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
GBP	British pound
JPY	Japanese yen
USD	United States dollar

ABBREVIATIONS:
ADR	American Depositary Receipt
CVA	Certificaten van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree International High Dividend Fund	$238,715	$350,052	$408,510	$27,860	$(5,685)	$202,432	$9,919
WisdomTree U.S. High Dividend Fund	78,535	128,633	135,840	(269)	(3,777)	67,282	1,267
Total	$317,250	$478,685	$544,350	$27,591	$(9,462)	$269,714	$11,186

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/2/2025	5,493	USD	4,000	GBP	$12	$-
Royal Bank of Canada	7/1/2025	6,565	USD	950,000	JPY	-	(12)
Standard Chartered Bank	7/2/2025	5,924	USD	9,000	AUD	26	-
						$38	$(12)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$-	$-	$0	*	$0
Other	116,313,406	-	-		116,313,406
Exchange-Traded Funds	269,714	-	-		269,714
Mutual Fund	-	11,133	-		11,133
Investment of Cash Collateral for Securities Loaned	-	473,407	-		473,407
Total Investments in Securities	$116,583,120	$484,540	$0		$117,067,660
Financial Derivative Instruments
Foreign Currency Contracts[1]	$-	$38	$-		$38
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$-	$(12)	$-		$(12)
Total - Net	$116,583,120	$484,566	$0		$117,067,686

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 102.4%
India — 102.4%
Aerospace & Defense — 1.6%
Bharat Dynamics Ltd.	141,164	$3,198,576
Bharat Electronics Ltd.	5,335,521	26,223,439
Garden Reach Shipbuilders & Engineers Ltd.	24,582	864,268
Hindustan Aeronautics Ltd.	344,236	19,547,114
Mazagon Dock Shipbuilders Ltd.	104,621	3,957,811
Total Aerospace & Defense		53,791,208
Air Freight & Logistics — 0.0%
Transport Corp. of India Ltd.	42,740	563,255
Automobile Components — 1.3%
Apollo Tyres Ltd.	636,576	3,331,335
Asahi India Glass Ltd.	191,912	1,698,811
Balkrishna Industries Ltd.	94,856	2,704,657
Bharat Forge Ltd.	211,918	3,232,392
Bosch Ltd.	10,613	4,044,226
Ceat Ltd.	19,100	820,480
CIE Automotive India Ltd.	61,174	316,070
Endurance Technologies Ltd.(a)	34,284	1,107,394
Exide Industries Ltd.	1,169,775	5,288,949
FIEM Industries Ltd.	16,839	378,269
Gabriel India Ltd.	165,067	1,351,756
JBM Auto Ltd.	11,197	83,932
JK Tyre & Industries Ltd.	420,263	1,747,012
Minda Corp. Ltd.	172,185	1,047,044
Motherson Sumi Wiring India Ltd.	359,705	250,485
Pricol Ltd.*	57,845	309,156
Samvardhana Motherson International Ltd.	2,366,730	4,272,864
Sansera Engineering Ltd.(a)	36,077	580,404
Sona Blw Precision Forgings Ltd.(a)	245,865	1,379,980
Steel Strips Wheels Ltd.	633,395	2,023,673
Sundram Fasteners Ltd.	56,746	686,960
Suprajit Engineering Ltd.	150,557	846,708
Tube Investments of India Ltd.	76,352	2,767,938
UNO Minda Ltd.	152,911	1,968,979
Varroc Engineering Ltd.*(a)	189,277	1,252,835
Total Automobile Components		43,492,309
Automobiles — 5.5%
Bajaj Auto Ltd.	165,953	16,208,283
Eicher Motors Ltd.	249,449	16,452,988
Hero MotoCorp Ltd.	281,262	13,896,166
Mahindra & Mahindra Ltd.	2,669,962	99,102,414
Maruti Suzuki India Ltd.	174,595	25,244,613
Tata Motors Ltd.	1,116,472	8,956,772
TVS Motor Co. Ltd.	246,137	8,374,857
Total Automobiles		188,236,093
Banks — 22.3%
AU Small Finance Bank Ltd.(a)	316,428	3,016,323
Axis Bank Ltd.	3,603,279	50,385,403
Bandhan Bank Ltd.(a)	1,642,535	3,632,117
Bank of Baroda	5,883,214	17,066,534
Bank of India	2,912,714	4,026,718
Bank of Maharashtra	3,362,667	2,239,295
Canara Bank	11,570,842	15,408,001
Central Bank of India Ltd.*	2,109,946	975,752
City Union Bank Ltd.	1,644,469	4,193,818
CSB Bank Ltd.*	234,526	1,078,284
DCB Bank Ltd.*	843,083	1,427,421
Equitas Small Finance Bank Ltd.(a)	2,795,445	2,187,527
Federal Bank Ltd.	7,785,981	19,348,744
HDFC Bank Ltd.	9,316,077	217,422,203
ICICI Bank Ltd.	11,608,131	195,697,712
IDBI Bank Ltd.	1,935,547	2,334,347
IDFC First Bank Ltd.*	26,754,703	22,724,027
Indian Bank	1,330,027	9,979,080
Indian Overseas Bank*	2,051,557	932,482
IndusInd Bank Ltd.*	809,541	8,232,284
Jammu & Kashmir Bank Ltd.	1,198,270	1,618,699
Jana Small Finance Bank Ltd.*	42,451	253,637
Karnataka Bank Ltd.	802,452	1,830,874
Karur Vysya Bank Ltd.	2,006,945	6,260,938
Kotak Mahindra Bank Ltd.	2,016,572	50,872,826
Punjab National Bank	4,335,471	5,586,165
RBL Bank Ltd.(a)	1,790,446	5,187,617
South Indian Bank Ltd.	3,436,636	1,233,839
State Bank of India	8,555,471	81,838,627
Suryoday Small Finance Bank Ltd.*	86,561	141,065
Tamilnad Mercantile Bank Ltd.	91,441	475,331
UCO Bank	714,010	269,752
Ujjivan Small Finance Bank Ltd.(a)	6,276,174	3,588,163
Union Bank of India Ltd.	6,566,790	11,761,415
Yes Bank Ltd.*	10,194,731	2,417,920
Total Banks		755,644,940
Beverages — 0.4%
Globus Spirits Ltd.	42,911	476,669
Radico Khaitan Ltd.	121,297	3,701,708
Sula Vineyards Ltd.	57,165	202,371
United Breweries Ltd.	33,419	760,306
United Spirits Ltd.	225,391	3,753,275
Varun Beverages Ltd.	701,144	3,740,770
Total Beverages		12,635,099
Biotechnology — 0.0%
Biocon Ltd.	313,280	1,299,367
Broadline Retail — 0.0%
RattanIndia Enterprises Ltd.*	745,507	564,433
Building Products — 0.2%
Astral Ltd.	32,529	571,533
Blue Star Ltd.	127,475	2,431,181
Carysil Ltd.	6,987	70,868
Cera Sanitaryware Ltd.*	8,624	691,348
Electrosteel Castings Ltd.	1,140,012	1,748,568
Kajaria Ceramics Ltd.	13,693	172,600
Prince Pipes & Fittings Ltd.	16,998	72,840
Total Building Products		5,758,938
Capital Markets — 0.9%
360 ONE WAM Ltd.	168,832	2,351,560
Anand Rathi Wealth Ltd.	29,983	755,064

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2025

Investments	Shares	Value
Angel One Ltd.	109,340	$3,726,434
Authum Investment & Infrastucture Ltd.	43,192	1,324,921
Care Ratings Ltd.	22,851	476,471
CRISIL Ltd.	19,703	1,389,503
HDFC Asset Management Co. Ltd.(a)	150,539	9,113,437
IIFL Securities Ltd.	34,524	140,395
Indian Energy Exchange Ltd.(a)	419,594	944,820
Kfin Technologies Ltd.	15,673	246,298
Multi Commodity Exchange of India Ltd.	42,199	4,400,978
Nippon Life India Asset Management Ltd.(a)	210,263	1,961,531
Share India Securities Ltd.	30,951	66,153
UTI Asset Management Co. Ltd.	167,432	2,520,070
Total Capital Markets		29,417,635
Chemicals — 4.1%
Aarti Industries Ltd.	45,372	253,657
Alkyl Amines Chemicals	5,078	140,213
Anupam Rasayan India Ltd.	114,279	1,521,366
Archean Chemical Industries Ltd.	34,373	253,549
Asian Paints Ltd.	356,996	9,745,375
Atul Ltd.	7,039	613,491
Balaji Amines Ltd.	6,496	139,494
BASF India Ltd.	4,203	253,008
Bayer CropScience Ltd.	5,076	372,562
Berger Paints India Ltd.	585,967	4,049,363
Bhansali Engineering Polymers Ltd.	146,434	200,288
Carborundum Universal Ltd.	12,484	140,540
Castrol India Ltd.	933,059	2,412,397
Chambal Fertilisers & Chemicals Ltd.	701,854	4,625,968
Clean Science & Technology Ltd.	101,812	1,739,922
Coromandel International Ltd.	369,762	10,801,397
DCM Shriram Ltd.	205,790	2,958,231
Deepak Fertilisers & Petrochemicals Corp. Ltd.	557,643	11,102,142
Deepak Nitrite Ltd.	121,350	2,811,737
EID Parry India Ltd.*	750,708	9,716,486
Epigral Ltd.	23,058	486,165
Fine Organic Industries Ltd.	13,822	789,994
Finolex Industries Ltd.	632,253	1,607,394
Galaxy Surfactants Ltd.	33,372	1,018,243
Garware Hi-Tech Films Ltd.	16,131	789,546
GHCL Ltd.	781,235	5,586,431
Gujarat Fluorochemicals Ltd.	75,040	3,176,950
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	322,041	2,076,594
Himadri Speciality Chemical Ltd.	453,070	2,735,537
India Glycols Ltd.	14,240	342,567
Indigo Paints Ltd.	40,852	553,617
Jindal Poly Films Ltd.	24,449	175,000
Jubilant Ingrevia Ltd.	173,151	1,539,703
Kansai Nerolac Paints Ltd.	235,856	693,460
Kiri Industries Ltd.*	363,284	2,433,401
Laxmi Organic Industries Ltd.	221,514	509,462
Linde India Ltd.	12,799	993,281
Mayur Uniquoters Ltd.	54,485	355,779
Navin Fluorine International Ltd.	52,865	2,971,252
NOCIL Ltd.	123,955	286,473
Paradeep Phosphates Ltd.(a)	406,049	757,459
PCBL CHEMICAL Ltd.	608,426	2,971,894
PI Industries Ltd.	100,784	4,823,788
Pidilite Industries Ltd.	85,496	3,044,997
Polyplex Corp. Ltd.	67,233	949,619
Rallis India Ltd.	444,791	1,680,154
Rashtriya Chemicals & Fertilizers Ltd.	692,819	1,285,544
Responsive Industries Ltd.	135,433	374,273
Rossari Biotech Ltd.	47,989	386,413
Sharda Cropchem Ltd.	68,194	645,124
Solar Industries India Ltd.	18,212	3,737,113
SRF Ltd.	248,017	9,376,118
Styrenix Performance Materials Ltd.	19,392	727,924
Sudarshan Chemical Industries Ltd.	235,084	3,380,977
Sumitomo Chemical India Ltd.	110,240	680,773
Supreme Industries Ltd.	60,082	3,076,540
Tata Chemicals Ltd.	717,437	7,835,674
Vinati Organics Ltd.	23,217	534,971
Total Chemicals		139,241,390
Commercial Services & Supplies — 0.1%
Bluspring Enterprises Ltd.*	146,035	129,313
CMS Info Systems Ltd.	104,510	609,926
Indian Railway Catering & Tourism Corp. Ltd.	157,536	1,435,569
ION Exchange India Ltd.	80,742	511,416
Total Commercial Services & Supplies		2,686,224
Construction & Engineering — 2.2%
Ashoka Buildcon Ltd.*	1,611,865	4,001,470
Dilip Buildcon Ltd.(a)	44,207	263,304
Engineers India Ltd.	194,824	547,057
G R Infraprojects Ltd.	75,715	1,164,065
GMR Power & Urban Infra Ltd.*	783,584	1,049,469
HG Infra Engineering Ltd.	29,170	366,666
IRB Infrastructure Developers Ltd.	2,912,750	1,684,952
ITD Cementation India Ltd.	76,109	829,336
J Kumar Infraprojects Ltd.	108,743	915,173
Kalpataru Projects International Ltd.	139,252	1,992,655
KEC International Ltd.	223,943	2,398,326
KNR Constructions Ltd.	416,127	1,080,785
Larsen & Toubro Ltd.	868,186	37,150,991
Man Infraconstruction Ltd.	126,145	266,675
NBCC India Ltd.	2,236,403	3,200,226
NCC Ltd.	1,966,422	5,284,301
Patel Engineering Ltd.*	338,837	162,307
PNC Infratech Ltd.	49,530	178,229
Power Mech Projects Ltd.	15,274	597,727
Praj Industries Ltd.	146,359	868,409
PSP Projects Ltd.*	8,257	73,163
Rail Vikas Nigam Ltd.	1,299,791	6,027,599
Ramky Infrastructure Ltd.*	22,278	146,498
Techno Electric & Engineering Co. Ltd.	16,977	316,755
Voltas Ltd.	163,054	2,498,476
Welspun Enterprises Ltd.	487,974	3,078,003
Total Construction & Engineering		76,142,617
Construction Materials — 2.2%
ACC Ltd.	74,023	1,654,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2025

Investments	Shares	Value
Ambuja Cements Ltd.	792,220	$5,334,275
Birla Corp. Ltd.	28,876	451,996
Dalmia Bharat Ltd.	127,188	3,274,023
Grasim Industries Ltd.	1,155,839	38,337,034
JK Cement Ltd.	42,167	3,023,870
JK Lakshmi Cement Ltd.	114,649	1,202,438
Orient Cement Ltd.	560,080	1,580,776
Ramco Cements Ltd.	84,138	1,054,864
Shree Cement Ltd.	5,694	2,060,224
UltraTech Cement Ltd.	123,044	17,350,409
Total Construction Materials		75,324,724
Consumer Finance — 0.1%
Satin Creditcare Network Ltd.*	395,778	783,019
SBFC Finance Ltd.*	677,879	886,317
SBI Cards & Payment Services Ltd.	259,333	2,882,116
Total Consumer Finance		4,551,452
Consumer Staples Distribution & Retail — 0.1%
Avenue Supermarts Ltd.*(a)	64,854	3,306,450
Medplus Health Services Ltd.*	27,540	290,461
Total Consumer Staples Distribution & Retail		3,596,911
Containers & Packaging — 0.1%
AGI Greenpac Ltd.	62,090	595,089
Cosmo First Ltd.	65,115	883,790
EPL Ltd.	213,048	605,135
Time Technoplast Ltd.	285,427	1,477,724
Total Containers & Packaging		3,561,738
Diversified Consumer Services — 0.0%
NIIT Learning Systems Ltd.	25,158	98,508
Diversified Telecommunication Services — 0.4%
HFCL Ltd.	1,247,612	1,258,959
Indus Towers Ltd.*	1,949,822	9,574,044
Railtel Corp. of India Ltd.	70,755	353,445
Tata Communications Ltd.	189,332	3,732,331
Total Diversified Telecommunication Services		14,918,779
Electric Utilities — 3.2%
Adani Energy Solutions Ltd.*	128,657	1,322,800
CESC Ltd.	3,811,347	7,632,915
Power Grid Corp. of India Ltd.	19,929,113	69,691,476
Reliance Infrastructure Ltd.*	1,246,866	5,955,908
SJVN Ltd.	528,646	619,692
Tata Power Co. Ltd.	3,238,382	15,310,191
Torrent Power Ltd.	566,368	9,692,184
Total Electric Utilities		110,225,166
Electrical Equipment — 2.0%
ABB India Ltd.	25,568	1,812,806
Amara Raja Energy & Mobility Ltd.	266,851	3,001,763
Bharat Heavy Electricals Ltd.	543,428	1,687,440
CG Power & Industrial Solutions Ltd.	370,620	2,947,976
Elecon Engineering Co. Ltd.	95,544	729,392
Finolex Cables Ltd.	109,375	1,249,344
Graphite India Ltd.	75,087	495,735
Havells India Ltd.	204,104	3,691,531
HEG Ltd.	279,765	1,663,714
KEI Industries Ltd.	127,092	5,620,442
Polycab India Ltd.	45,833	3,501,073
RR Kabel Ltd.	72,544	1,140,775
Siemens Energy India Ltd.*	59,377	2,060,401
Suzlon Energy Ltd.*	45,841,876	36,198,832
Triveni Turbine Ltd.	46,412	331,449
V-Guard Industries Ltd.	23,306	105,252
Total Electrical Equipment		66,237,925
Electronic Equipment, Instruments & Components — 0.3%
Redington Ltd.	2,778,598	10,541,242
Syrma SGS Technology Ltd.	16,012	105,900
Total Electronic Equipment, Instruments & Components		10,647,142
Entertainment — 0.0%
Saregama India Ltd.	273,333	1,588,652
Financial Services — 0.4%
Bajaj Finserv Ltd.	493,705	11,836,025
Infibeam Avenues Ltd.	1,081,469	208,702
Muthoot Microfin Ltd.*	172,322	288,322
Total Financial Services		12,333,049
Food Products — 1.3%
Avanti Feeds Ltd.	90,766	775,787
AWL Agri Business Ltd.*	20,644	62,575
Balrampur Chini Mills Ltd.	283,924	1,966,048
Bikaji Foods International Ltd.*	25,895	223,592
Britannia Industries Ltd.	114,158	7,788,461
CCL Products India Ltd.	86,396	855,850
Dalmia Bharat Sugar & Industries Ltd.	176,086	831,152
Godrej Agrovet Ltd.(a)	35,813	326,351
Gujarat Ambuja Exports Ltd.	264,307	343,883
Hatsun Agro Product Ltd.	46,847	522,823
Heritage Foods Ltd.	39,448	228,818
Kaveri Seed Co. Ltd.	104,223	1,432,094
KRBL Ltd.	272,251	1,160,940
LT Foods Ltd.	586,515	3,326,845
Marico Ltd.	554,521	4,670,688
Mrs. Bectors Food Specialities Ltd.	45,637	727,233
Nestle India Ltd.	233,323	6,707,220
Parag Milk Foods Ltd.(a)	63,986	165,486
Patanjali Foods Ltd.	90,213	1,736,306
Tata Consumer Products Ltd.	493,663	6,325,633
Triveni Engineering & Industries Ltd.	598,220	2,646,858
Venky's India Ltd.	7,658	142,846
Zydus Wellnes Ltd.	21,316	502,875
Total Food Products		43,470,364
Gas Utilities — 1.1%
Adani Total Gas Ltd.	18,499	145,764
GAIL India Ltd.	9,076,169	20,197,016
Gujarat Gas Ltd.	295,837	1,637,866
Gujarat State Petronet Ltd.	1,726,033	6,632,628
Indraprastha Gas Ltd.	2,121,953	5,390,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2025

Investments	Shares	Value
Mahanagar Gas Ltd.	184,193	$3,185,577
Total Gas Utilities		37,189,591
Ground Transportation — 0.1%
Container Corp. of India Ltd.	205,968	1,824,796
VRL Logistics Ltd.	6,560	44,147
Total Ground Transportation		1,868,943
Health Care Equipment & Supplies — 0.0%
Poly Medicure Ltd.	25,718	666,821
Health Care Providers & Services — 0.8%
Apollo Hospitals Enterprise Ltd.	58,620	4,950,164
Aster DM Healthcare Ltd.(a)	241,325	1,677,259
Dr. Lal PathLabs Ltd.(a)	29,094	948,642
Fortis Healthcare Ltd.	435,198	4,031,773
Global Health Ltd.*	27,796	368,453
Krishna Institute of Medical Sciences Ltd.*(a)	16,290	127,949
Krsnaa Diagnostics Ltd.	51,489	423,391
Max Healthcare Institute Ltd.	678,727	10,098,597
Metropolis Healthcare Ltd.*(a)	53,982	1,073,975
Narayana Hrudayalaya Ltd.	78,121	1,977,073
Rainbow Children's Medicare Ltd.	7,393	134,653
Thyrocare Technologies Ltd.(a)	50,086	578,477
Vijaya Diagnostic Centre Pvt Ltd.	1,756	20,174
Total Health Care Providers & Services		26,410,580
Hotels, Restaurants & Leisure — 0.4%
Chalet Hotels Ltd.*	20,026	215,193
Delta Corp. Ltd.	36,681	38,640
EIH Ltd.	83,225	358,432
Indian Hotels Co. Ltd.	1,054,952	9,352,612
ITC Hotels Ltd.*	592,381	1,536,143
Jubilant Foodworks Ltd.	195,718	1,601,620
Lemon Tree Hotels Ltd.*(a)	93,295	152,420
Mahindra Holidays & Resorts India Ltd.*	3,403	13,398
Total Hotels, Restaurants & Leisure		13,268,458
Household Durables — 0.4%
Amber Enterprises India Ltd.*	10,273	810,903
Bajaj Electricals Ltd.	185,988	1,493,152
Cello World Ltd.	76,776	546,322
Crompton Greaves Consumer Electricals Ltd.	686,456	2,842,757
Dixon Technologies India Ltd.	25,946	4,532,986
LA Opala RG Ltd.	134,561	409,881
Orient Electric Ltd.	151,050	394,639
Symphony Ltd.	23,479	294,364
TTK Prestige Ltd.	51,096	371,989
Whirlpool of India Ltd.	21,829	356,707
Total Household Durables		12,053,700
Household Products — 0.0%
Jyothy Labs Ltd.	62,333	251,592
Independent Power & Renewable Electricity Producers — 3.2%
Adani Green Energy Ltd.*	60,856	727,774
Adani Power Ltd.*	2,882,796	19,689,806
Jaiprakash Power Ventures Ltd.*	8,316,578	1,774,643
JSW Energy Ltd.	580,448	3,533,721
KPI Green Energy Ltd.(a)	60,746	364,540
NHPC Ltd.	9,354,688	9,360,142
NLC India Ltd.	770,340	2,068,402
NTPC Ltd.	17,737,881	69,267,914
Total Independent Power & Renewable Electricity Producers		106,786,942
Independent Power and Renewable Electricity Producers — 0.1%
Gujarat Industries Power Co. Ltd.	265,436	676,868
Reliance Power Ltd.*	3,628,371	2,973,860
Total Independent Power and Renewable Electricity Producers		3,650,728
Industrial Conglomerates — 0.4%
Apar Industries Ltd.	27,347	2,781,097
Balmer Lawrie & Co. Ltd.	106,989	267,023
Godrej Industries Ltd.*	158,322	2,300,617
Nava Ltd.	939,410	6,646,304
Siemens Ltd.	60,863	2,307,556
Total Industrial Conglomerates		14,302,597
Insurance — 1.2%
General Insurance Corp. of India(a)	1,894,471	8,508,110
HDFC Life Insurance Co. Ltd.(a)	466,137	4,426,019
ICICI Lombard General Insurance Co. Ltd.(a)	351,581	8,363,987
ICICI Prudential Life Insurance Co. Ltd.(a)	220,869	1,694,376
Life Insurance Corp. of India	657,335	7,456,337
Max Financial Services Ltd.*	117,596	2,258,540
New India Assurance Co. Ltd.(a)	469,762	1,054,335
SBI Life Insurance Co. Ltd.(a)	291,907	6,257,144
Star Health & Allied Insurance Co. Ltd.*	514	2,534
Total Insurance		40,021,382
IT Services — 10.1%
Cigniti Technologies Ltd.*	47,676	1,004,832
Coforge Ltd.	160,560	3,603,052
Cyient Ltd.	112,993	1,697,794
Happiest Minds Technologies Ltd.	12	92
HCL Technologies Ltd.	2,400,722	48,389,553
Infosys Ltd.	7,575,942	141,501,211
LTIMindtree Ltd.(a)	81,100	5,028,086
Mastek Ltd.	10,657	303,294
Mphasis Ltd.	155,764	5,168,037
Persistent Systems Ltd.	123,836	8,723,825
Protean eGov Technologies Ltd.	6,274	64,236
Sonata Software Ltd.	252,281	1,206,248
Tata Consultancy Services Ltd.	1,818,404	73,406,188
Tata Technologies Ltd.	59,431	492,717
Tech Mahindra Ltd.	1,291,998	25,415,119
Wipro Ltd.	7,515,355	23,308,467
Zensar Technologies Ltd.	328,680	3,229,120
Total IT Services		342,541,871
Life Sciences Tools & Services — 0.4%
Divi's Laboratories Ltd.	167,588	13,306,792
Syngene International Ltd.(a)	129,706	966,292
Total Life Sciences Tools & Services		14,273,084
Machinery — 1.0%
Action Construction Equipment Ltd.	24,522	348,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2025

Investments	Shares	Value
AIA Engineering Ltd.	43,546	$1,680,603
Ashok Leyland Ltd.	1,188,514	3,477,263
BEML Ltd.	8,374	435,241
Cochin Shipyard Ltd.(a)	168,538	4,059,769
Confidence Petroleum India Ltd.	971,536	591,463
Craftsman Automation Ltd.*	18,153	1,179,119
Cummins India Ltd.	188,481	7,471,109
Elgi Equipments Ltd.	224,477	1,404,159
Escorts Kubota Ltd.	38,979	1,515,618
Force Motors Ltd.	3,422	641,505
GMM Pfaudler Ltd.	86,296	1,198,746
Greaves Cotton Ltd.	227,678	541,611
Grindwell Norton Ltd.	23,851	480,914
ISGEC Heavy Engineering Ltd.	26,874	388,006
Jamna Auto Industries Ltd.	183,896	203,088
Kirloskar Brothers Ltd.	38,278	1,052,199
Kirloskar Oil Engines Ltd.	37,016	367,333
LG Balakrishnan & Bros Ltd.	40,745	619,822
NRB Bearings Ltd.	119,570	421,757
Olectra Greentech Ltd.	14,144	193,227
Rolex Rings Ltd.*	36,896	693,005
Schaeffler India Ltd.	1,944	91,744
SKF India Ltd.	29,063	1,632,015
Technocraft Industries India Ltd.	8,649	304,873
Tega Industries Ltd.	11,844	215,128
Thermax Ltd.	48,165	1,920,366
Timken India Ltd.	19,336	788,749
Titagarh Rail System Ltd.	38,560	423,931
Total Machinery		34,340,806
Marine Transportation — 0.1%
Shipping Corp. of India Ltd.	1,011,318	2,639,262
Media — 0.1%
Affle 3i Ltd.*	48,556	1,131,407
DB Corp. Ltd.	49,662	164,835
Sun TV Network Ltd.	209,169	1,459,500
Zee Entertainment Enterprises Ltd.	22,458	38,299
Total Media		2,794,041
Metals & Mining — 6.9%
APL Apollo Tubes Ltd.	141,633	2,872,131
Ashapura Minechem Ltd.*	48,683	242,422
Godawari Power & Ispat Ltd.	723,017	1,596,691
Goodluck India Ltd.	12,295	168,648
Gravita India Ltd.	22,381	490,811
Hindalco Industries Ltd.	7,234,894	58,450,283
Hindustan Zinc Ltd.	884,817	4,651,583
Jai Balaji Industries Ltd.*	114,299	173,594
Jindal Saw Ltd.	799,052	2,243,421
Jindal Stainless Ltd.	1,030,398	8,471,707
Jindal Steel & Power Ltd.	956,564	10,503,688
JSW Steel Ltd.	1,119,017	13,315,728
Kirloskar Ferrous Industries Ltd.	165,032	1,116,121
Lloyds Metals & Energy Ltd.	13,812	255,899
Maharashtra Seamless Ltd.	317,831	2,827,347
Mishra Dhatu Nigam Ltd.(a)	6,790	34,441
MOIL Ltd.	150,399	680,531
National Aluminium Co. Ltd.	4,174,532	9,380,041
NMDC Ltd.	23,187,327	18,926,223
Ramkrishna Forgings Ltd.	124,807	981,458
Ratnamani Metals & Tubes Ltd.	28,085	959,789
Sandur Manganese & Iron Ores Ltd.	246,961	1,374,901
Sarda Energy & Minerals Ltd.	461,706	2,386,863
Steel Authority of India Ltd.	4,025,479	6,195,464
Surya Roshni Ltd.	285,698	1,156,651
Tata Steel Ltd.	24,166,189	45,018,544
Usha Martin Ltd.	396,342	1,694,251
Vedanta Ltd.	6,661,848	35,798,888
Welspun Corp. Ltd.*	257,715	2,778,189
Total Metals & Mining		234,746,308
Office REITs — 0.0%
Mindspace Business Parks REIT(a)	240,225	1,120,593
Oil, Gas & Consumable Fuels — 16.2%
Aegis Logistics Ltd.	490,885	4,440,632
Bharat Petroleum Corp. Ltd.	2,765,786	10,705,488
Chennai Petroleum Corp. Ltd.	114,400	906,289
Coal India Ltd.	18,164,661	83,018,177
Great Eastern Shipping Co. Ltd.	1,093,398	12,479,858
Hindustan Oil Exploration Co. Ltd.*	375,254	741,844
Hindustan Petroleum Corp. Ltd.	233,806	1,194,248
Indian Oil Corp. Ltd.	15,257,820	26,146,096
Mangalore Refinery & Petrochemicals Ltd.	491,863	822,047
Oil & Natural Gas Corp. Ltd.	32,029,886	91,208,238
Oil India Ltd.	8,158,490	41,310,918
Petronet LNG Ltd.	3,793,527	13,354,312
Reliance Industries Ltd.	15,029,012	262,972,661
Total Oil, Gas & Consumable Fuels		549,300,808
Paper & Forest Products — 0.1%
Aditya Birla Real Estate Ltd.	33,764	958,983
Century Plyboards India Ltd.	103,540	917,565
Greenpanel Industries Ltd.	244,108	765,115
JK Paper Ltd.	367,186	1,586,743
West Coast Paper Mills Ltd.	23,583	139,103
Total Paper & Forest Products		4,367,509
Passenger Airlines — 0.2%
InterGlobe Aviation Ltd.*(a)	120,448	8,393,860
Personal Care Products — 1.1%
Bajaj Consumer Care Ltd.*	614,410	1,498,842
Colgate-Palmolive India Ltd.	146,143	4,101,922
Dabur India Ltd.	353,771	2,001,719
Emami Ltd.	442,627	2,950,159
Godrej Consumer Products Ltd.	293,763	4,036,501
Hindustan Unilever Ltd.	796,447	21,309,786
Total Personal Care Products		35,898,929
Pharmaceuticals — 3.9%
Aarti Drugs Ltd.	106,435	568,601
Aarti Pharmalabs Ltd.	91,116	945,955
Acutaas Chemicals Ltd.	8,505	113,493
Aether Industries Ltd.*	5,069	45,025
Ajanta Pharma Ltd.	39,866	1,196,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2025

Investments	Shares	Value
Alembic Pharmaceuticals Ltd.	130,464	$1,580,750
Alivus Life Sciences Ltd.*	40,985	480,580
Alkem Laboratories Ltd.	45,698	2,631,791
Aurobindo Pharma Ltd.*	603,248	7,982,344
Caplin Point Laboratories Ltd.	129,355	3,194,055
Cipla Ltd.	751,540	13,196,643
Cohance Lifesciences Ltd.*	312,103	3,522,440
Dr. Reddy’s Laboratories Ltd.	1,597,922	23,911,069
FDC Ltd.	61,744	350,982
Gland Pharma Ltd.(a)	79,553	1,700,891
GlaxoSmithKline Pharmaceuticals Ltd.	57,187	2,259,273
Granules India Ltd.	431,072	2,489,622
Hikal Ltd.	77,249	323,282
Indoco Remedies Ltd.	93,043	344,572
IOL Chemicals & Pharmaceuticals Ltd.	437,048	495,297
Ipca Laboratories Ltd.	160,426	2,599,814
JB Chemicals & Pharmaceuticals Ltd.	73,006	1,429,559
Laurus Labs Ltd.(a)	748,208	6,323,910
Lupin Ltd.	224,712	5,078,030
Mankind Pharma Ltd.*	26,253	710,141
Marksans Pharma Ltd.	409,536	1,248,760
Natco Pharma Ltd.	182,996	1,977,300
Neuland Laboratories Ltd.	24,723	3,459,375
Sun Pharmaceutical Industries Ltd.	1,752,818	34,249,034
Supriya Lifescience Ltd.	7,324	60,554
Torrent Pharmaceuticals Ltd.	86,561	3,440,033
Zydus Lifesciences Ltd.	471,489	5,442,520
Total Pharmaceuticals		133,352,279
Professional Services — 0.5%
Computer Age Management Services Ltd.	32,593	1,630,486
Datamatics Global Services Ltd.	61,817	451,265
eClerx Services Ltd.	123,345	5,035,629
Firstsource Solutions Ltd.	1,353,860	5,914,455
L&T Technology Services Ltd.(a)	33,268	1,707,662
Latent View Analytics Ltd.*	58,025	278,420
Quess Corp. Ltd.(a)	151,844	534,800
RITES Ltd.	65,238	212,997
TeamLease Services Ltd.*	8,329	197,270
Total Professional Services		15,962,984
Real Estate Management & Development — 0.9%
Brigade Enterprises Ltd.	51,651	668,403
DLF Ltd.	511,372	4,995,656
Godrej Properties Ltd.*	49,671	1,357,091
Macrotech Developers Ltd.(a)	24,571	396,586
Mahindra Lifespace Developers Ltd.	2,528	10,650
NESCO Ltd.	66,309	900,499
Oberoi Realty Ltd.	256,503	5,699,535
Phoenix Mills Ltd.	440,270	8,017,370
Prestige Estates Projects Ltd.	285,199	5,511,763
Sobha Ltd.	99,751	1,704,933
Valor Estate Ltd.*	236,004	645,268
Total Real Estate Management & Development		29,907,754
Software — 0.5%
Birlasoft Ltd.	218,727	1,105,622
CE Info Systems Ltd.	49,279	1,011,150
Intellect Design Arena Ltd.*	142,440	1,908,224
KPIT Technologies Ltd.	72,402	1,062,645
Newgen Software Technologies Ltd.	201,602	2,754,632
Oracle Financial Services Software Ltd.	67,157	7,036,763
Rategain Travel Technologies Ltd.*	15,328	81,770
Route Mobile Ltd.	1,554	18,551
Tanla Platforms Ltd.	1,825	13,703
Tata Elxsi Ltd.	8,612	633,649
Total Software		15,626,709
Specialty Retail — 0.1%
Go Fashion India Ltd.*	45,388	468,276
Metro Brands Ltd.	21,663	290,541
Senco Gold Ltd.	25,318	101,334
Trent Ltd.	49,061	3,556,865
Total Specialty Retail		4,417,016
Technology Hardware, Storage & Peripherals — 0.0%
Digitide Solutions Ltd.*	146,035	333,977
Textiles, Apparel & Luxury Goods — 0.7%
Arvind Ltd.	649,434	2,671,645
Bata India Ltd.	14,071	200,367
Campus Activewear Ltd.	380,389	1,239,724
Gokaldas Exports Ltd.*	94,228	989,251
Indo Count Industries Ltd.	16,460	57,013
Kalyan Jewellers India Ltd.	52,841	342,487
KPR Mill Ltd.	140,384	1,867,749
LUX Industries Ltd.	36,732	624,564
Monte Carlo Fashions Ltd.	1,827	12,995
Page Industries Ltd.	3,912	2,253,870
Relaxo Footwears Ltd.	11,602	58,842
Rupa & Co. Ltd.	31,786	81,819
Safari Industries India Ltd.	4,832	121,589
Siyaram Silk Mills Ltd.	51,706	425,960
Titan Co. Ltd.*	170,552	7,338,748
Trident Ltd.	658,337	240,428
Vaibhav Global Ltd.	1,515	4,215
Vardhman Textiles Ltd.	352,122	2,055,208
Vedant Fashions Ltd.	30,725	290,644
Welspun Living Ltd.	543,880	909,046
Total Textiles, Apparel & Luxury Goods		21,786,164
Tobacco — 1.0%
Godfrey Phillips India Ltd.	37,841	3,960,818
ITC Ltd.	5,732,146	27,835,263
VST Industries Ltd.*	211,073	756,821
Total Tobacco		32,552,902
Trading Companies & Distributors — 0.1%
Adani Enterprises Ltd.	83,347	2,545,699
IndiaMart InterMesh Ltd.(a)	286	8,664
MMTC Ltd.*	1,471,577	1,248,678
MSTC Ltd.	60,804	388,959
Total Trading Companies & Distributors		4,192,000
Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	1,031,586	17,444,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2025

Investments	Shares	Value
Gujarat Pipavav Port Ltd.	587,475	$1,106,448
JSW Infrastructure Ltd.	163,247	595,996
Total Transportation Infrastructure		19,146,544
Wireless Telecommunication Services — 1.5%
Bharti Airtel Ltd.	2,208,358	51,748,090
TOTAL COMMON STOCKS (COST: $2,359,621,496)		3,471,942,742
RIGHTS — 0.0%
India — 0.0%
Infibeam Avenues Ltd.*	271,379	20,727
Mahindra Lifespace Developers Ltd.*^	936	1,138
TOTAL RIGHTS (COST: $0)		21,865
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $6,293,741)	6,293,741	6,293,741
TOTAL INVESTMENTS IN SECURITIES — 102.6% (Cost: $2,365,915,237)		3,478,258,348
Other Liabilities less Assets — (2.6)%		(87,313,352)
NET ASSETS — 100.0%		$3,390,944,996

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $1,138, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks	$3,471,942,742	–	–		$3,471,942,742
Rights	–	20,727	1,138	*	21,865
Mutual Fund	–	6,293,741	–		6,293,741
Total Investments in Securities	$3,471,942,742	$6,314,468	$1,138		$3,478,258,348

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 103.0%
India — 103.0%
Aerospace & Defense — 2.2%
Bharat Electronics Ltd.	22,121	$108,722
Hindustan Aeronautics Ltd.	1,115	63,314
Total Aerospace & Defense		172,036
Automobile Components — 0.1%
Tube Investments of India Ltd.	198	7,178
Automobiles — 8.4%
Bajaj Auto Ltd.	454	44,341
Eicher Motors Ltd.	1,024	67,540
Hero MotoCorp Ltd.	840	41,502
Mahindra & Mahindra Ltd.	6,394	237,330
Maruti Suzuki India Ltd.	845	122,178
Tata Motors Ltd.	10,125	81,227
TVS Motor Co. Ltd.	1,524	51,854
Total Automobiles		645,972
Banks — 23.0%
Axis Bank Ltd.	13,794	192,884
HDFC Bank Ltd.	31,377	732,289
ICICI Bank Ltd.	33,647	567,244
Kotak Mahindra Bank Ltd.	7,157	180,552
State Bank of India	10,605	101,444
Total Banks		1,774,413
Beverages — 0.8%
United Spirits Ltd.	2,222	37,002
Varun Beverages Ltd.	5,215	27,823
Total Beverages		64,825
Chemicals — 1.5%
Asian Paints Ltd.	2,996	81,786
Pidilite Industries Ltd.	985	35,081
Total Chemicals		116,867
Construction & Engineering — 2.4%
Larsen & Toubro Ltd.	4,283	183,276
Construction Materials — 2.8%
Ambuja Cements Ltd.	5,156	34,717
Grasim Industries Ltd.	2,278	75,557
UltraTech Cement Ltd.	773	109,001
Total Construction Materials		219,275
Consumer Staples Distribution & Retail — 0.6%
Avenue Supermarts Ltd.*(a)	982	50,065
Electric Utilities — 2.0%
Power Grid Corp. of India Ltd.	30,007	104,933
Tata Power Co. Ltd.	10,505	49,665
Total Electric Utilities		154,598
Electrical Equipment — 0.9%
Havells India Ltd.	1,503	27,184
Siemens Energy India Ltd.*	529	18,357
Suzlon Energy Ltd.*	27,923	22,049
Total Electrical Equipment		67,590
Financial Services — 0.8%
Bajaj Finserv Ltd.	2,540	60,894
Food Products — 2.0%
Britannia Industries Ltd.	786	53,625
Nestle India Ltd.	2,231	64,133
Tata Consumer Products Ltd.	3,088	39,569
Total Food Products		157,327
Gas Utilities — 0.4%
GAIL India Ltd.	15,006	33,392
Health Care Providers & Services — 1.7%
Apollo Hospitals Enterprise Ltd.	680	57,423
Max Healthcare Institute Ltd.	4,856	72,251
Total Health Care Providers & Services		129,674
Hotels, Restaurants & Leisure — 2.0%
Eternal Ltd.*	33,839	104,228
Indian Hotels Co. Ltd.	5,967	52,900
Total Hotels, Restaurants & Leisure		157,128
Independent Power & Renewable Electricity Producers — 1.8%
Adani Green Energy Ltd.*	2,200	26,310
NTPC Ltd.	28,936	112,997
Total Independent Power & Renewable Electricity Producers		139,307
Industrial Conglomerates — 0.2%
Siemens Ltd.	337	12,777
Insurance — 2.1%
HDFC Life Insurance Co. Ltd.(a)	6,317	59,981
ICICI Lombard General Insurance Co. Ltd.(a)	1,039	24,717
PB Fintech Ltd.*	661	14,058
SBI Life Insurance Co. Ltd.(a)	2,967	63,599
Total Insurance		162,355
Interactive Media & Services — 0.6%
Info Edge India Ltd.	2,535	43,993
IT Services — 12.9%
HCL Technologies Ltd.	6,443	129,867
Infosys Ltd.	23,153	432,445
LTIMindtree Ltd.(a)	609	37,757
Persistent Systems Ltd.	53	3,734
Tata Consultancy Services Ltd.	6,354	256,501
Tech Mahindra Ltd.	4,078	80,219
Wipro Ltd.	18,600	57,687
Total IT Services		998,210
Life Sciences Tools & Services — 0.9%
Divi's Laboratories Ltd.	863	68,524
Metals & Mining — 3.5%
Hindalco Industries Ltd.	8,994	72,662
JSW Steel Ltd.	6,337	75,407
Tata Steel Ltd.	52,086	97,029
Vedanta Ltd.	4,540	24,397
Total Metals & Mining		269,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2025

Investments	Shares	Value
Oil, Gas & Consumable Fuels — 12.3%
Bharat Petroleum Corp. Ltd.	10,558	$40,867
Coal India Ltd.	8,788	40,164
Indian Oil Corp. Ltd.	29,263	50,145
Oil & Natural Gas Corp. Ltd.	26,047	74,171
Reliance Industries Ltd.	42,331	740,694
Total Oil, Gas & Consumable Fuels		946,041
Passenger Airlines — 0.5%
InterGlobe Aviation Ltd.*(a)	528	36,796
Personal Care Products — 2.5%
Godrej Consumer Products Ltd.	2,532	34,791
Hindustan Unilever Ltd.	5,826	155,881
Total Personal Care Products		190,672
Pharmaceuticals — 3.3%
Cipla Ltd.	3,407	59,825
Dr. Reddy’s Laboratories Ltd.	3,891	58,224
Sun Pharmaceutical Industries Ltd.	7,077	138,281
Total Pharmaceuticals		256,330
Real Estate Management & Development — 0.5%
DLF Ltd.	3,825	37,367
Specialty Retail — 1.1%
Trent Ltd.	1,202	87,143
Textiles, Apparel & Luxury Goods — 1.5%
Titan Co. Ltd.*	2,610	112,307
Tobacco — 1.3%
ITC Ltd.	20,179	97,989
Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	1,508	46,059
Transportation Infrastructure — 0.9%
Adani Ports & Special Economic Zone Ltd.	3,939	66,608
Wireless Telecommunication Services — 4.9%
Bharti Airtel Ltd.	16,082	376,847
TOTAL COMMON STOCKS (COST: $6,996,354)		7,943,330
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $17,997)	17,997	17,997
TOTAL INVESTMENTS IN SECURITIES — 103.2% (Cost: $7,014,351)		7,961,327
Other Liabilities less Assets — (3.2)%		(248,533)
NET ASSETS — 100.0%		$7,712,794

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
INR	Indian rupee
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Hedged Equity Fund (INDH)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	641,484,756	INR	7,478,255	USD	$1,246	$–
Bank of America NA	7/3/2025	7,484,974	USD	641,484,756	INR	5,473	–
Bank of America NA	8/5/2025	7,764,437	USD	667,011,717	INR	–	(169)
						$6,719	$(169)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$7,943,330	$–	$–	$7,943,330
Mutual Fund	–	17,997	–	17,997
Total Investments in Securities	$7,943,330	$17,997	$–	$7,961,327
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$6,719	$–	$6,719
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(169)	$–	$(169)
Total - Net	$7,943,330	$24,547	$–	$7,967,877

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 97.7%
Australia — 7.5%
ANZ Group Holdings Ltd.	32,587	$622,738
Glencore PLC*	80,724	313,718
National Australia Bank Ltd.	52,835	1,362,857
Scentre Group	146,949	342,839
Transurban Group	97,866	896,628
Vicinity Ltd.	246,292	398,676
Total Australia		3,937,456
Belgium — 2.0%
Anheuser-Busch InBev SA	4,318	295,200
Groupe Bruxelles Lambert NV	7,522	638,387
Syensqo SA	1,744	134,050
Total Belgium		1,067,637
Denmark — 0.6%
Carlsberg AS, Class B	2,152	303,849
France — 11.4%
Arkema SA	3,468	254,635
Capgemini SE	1,618	275,492
Carrefour SA	8,496	119,377
Cie Generale des Etablissements Michelin SCA	7,176	265,679
Eiffage SA	5,320	744,702
Eurazeo SE	3,532	251,043
Getlink SE	6,771	130,270
Klepierre SA	3,918	153,795
Pernod Ricard SA	1,229	122,049
Publicis Groupe SA	2,193	246,304
Sodexo SA	1,906	116,790
TotalEnergies SE	29,085	1,778,768
Vinci SA	10,663	1,565,846
Total France		6,024,750
Germany — 6.1%
BASF SE	28,289	1,390,046
Bayer AG, Registered Shares	26,157	784,036
Evonik Industries AG	24,095	494,968
Fresenius Medical Care AG	2,393	136,659
Hannover Rueck SE	413	129,539
Mercedes-Benz Group AG	5,086	296,659
Total Germany		3,231,907
Hong Kong — 3.6%
CK Asset Holdings Ltd.	49,500	218,178
CLP Holdings Ltd.	15,000	126,306
Hang Seng Bank Ltd.	75,000	1,123,567
Hongkong Land Holdings Ltd.	25,000	144,250
Sun Hung Kai Properties Ltd.	12,000	137,656
Wharf Real Estate Investment Co. Ltd.	52,000	147,057
Total Hong Kong		1,897,014
Ireland — 0.6%
Bank of Ireland Group PLC	21,496	304,942
Israel — 1.0%
Mizrahi Tefahot Bank Ltd.	8,396	547,267
Italy — 4.3%
Eni SpA	14,744	238,148
FinecoBank Banca Fineco SpA	15,512	342,962
Generali	3,490	123,762
Infrastrutture Wireless Italiane SpA(a)	35,047	427,032
Mediobanca Banca di Credito Finanziario SpA(b)	12,774	295,921
Nexi SpA(a)	30,673	182,692
Unipol Assicurazioni SpA	32,611	644,068
Total Italy		2,254,585
Japan — 19.6%
AGC, Inc.(b)	32,200	942,292
Aisin Corp.	9,800	125,311
Asahi Kasei Corp.	18,200	129,402
Bridgestone Corp.	28,600	1,168,196
Dai-ichi Life Holdings, Inc.	75,100	569,834
Denso Corp.	9,600	129,633
ENEOS Holdings, Inc.	26,800	132,678
FANUC Corp.	24,100	657,371
Isuzu Motors Ltd.	9,200	116,588
Japan Post Bank Co. Ltd.	28,800	310,042
Japan Post Holdings Co. Ltd.	13,000	120,195
Japan Tobacco, Inc.	24,600	723,464
Kirin Holdings Co. Ltd.	11,000	153,792
Komatsu Ltd.	13,400	439,446
Kubota Corp.	49,600	556,968
Kyowa Kirin Co. Ltd.	7,800	133,136
Makita Corp.	6,800	209,633
Mitsubishi Chemical Group Corp.	122,300	641,790
Mitsubishi Corp.	38,700	773,759
Mitsubishi HC Capital, Inc.	17,600	129,217
Mitsui & Co. Ltd.	6,500	132,614
MS&AD Insurance Group Holdings, Inc.	17,800	398,034
Nissan Motor Co. Ltd.*	50,600	122,677
Ono Pharmaceutical Co. Ltd.	16,100	173,768
ORIX Corp.	33,000	744,782
SG Holdings Co. Ltd.	13,100	145,697
Shin-Etsu Chemical Co. Ltd.	7,000	231,258
Tokyu Corp.	10,500	124,594
Unicharm Corp.	16,000	115,255
Total Japan		10,351,426
Netherlands — 3.4%
Aegon Ltd.	150,425	1,085,591
Heineken Holding NV	1,631	121,095
Koninklijke Philips NV	11,142	266,943
NN Group NV	2,317	153,452
Randstad NV	3,094	142,370
Total Netherlands		1,769,451
Norway — 1.2%
DNB Bank ASA	17,304	476,387
Norsk Hydro ASA	27,376	155,658
Total Norway		632,045
Singapore — 3.8%
CapitaLand Ascendas REIT	60,800	127,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2025

Investments	Shares	Value
CapitaLand Integrated Commercial Trust	86,289	$147,016
CapitaLand Investment Ltd.	65,000	135,241
Oversea-Chinese Banking Corp. Ltd.	74,200	950,184
United Overseas Bank Ltd.	22,200	627,488
Total Singapore		1,987,864
South Korea — 0.3%
Delivery Hero SE*(a)	5,160	139,131
Spain — 2.4%
Aena SME SA(a)	12,800	340,473
Amadeus IT Group SA	4,388	368,183
Endesa SA	11,921	376,284
Grifols SA*	13,737	166,895
Total Spain		1,251,835
Sweden — 5.9%
Essity AB, Class B	4,318	118,706
Industrivarden AB, Class C	15,273	547,593
L E Lundbergforetagen AB, Class B	3,094	153,103
Skandinaviska Enskilda Banken AB, Class A	45,628	790,437
Swedbank AB, Class A	57,407	1,508,904
Total Sweden		3,118,743
Switzerland — 3.8%
SGS SA, Registered Shares	1,261	127,526
Swatch Group AG, Bearer Shares	1,975	320,317
Temenos AG, Registered Shares	4,409	314,335
Zurich Insurance Group AG	1,754	1,222,071
Total Switzerland		1,984,249
United Kingdom — 13.4%
Associated British Foods PLC	5,121	144,421
British American Tobacco PLC	31,587	1,498,967
Entain PLC	12,543	154,866
Imperial Brands PLC	28,492	1,123,296
J Sainsbury PLC	35,302	140,194
M&G PLC	413,877	1,457,591
Phoenix Group Holdings PLC	108,366	977,868
Reckitt Benckiser Group PLC	4,135	280,770
Schroders PLC	27,604	136,707
Segro PLC	13,624	126,879
United Utilities Group PLC	58,885	921,111
WPP PLC	16,093	113,044
Total United Kingdom		7,075,714
United States — 6.8%
Amrize Ltd.*	1,729	85,972
BP PLC	26,472	132,661
Gecina SA	1,214	132,957
GSK PLC	29,401	560,026
Haleon PLC	24,084	123,565
Holcim AG, Registered Shares*	1,729	127,937
Shell PLC	27,789	972,389
Swiss Re AG	7,170	1,235,384
Tenaris SA	12,575	235,810
Total United States		3,606,701
TOTAL COMMON STOCKS
(Cost: $46,379,917)		51,486,566
PREFERRED STOCKS — 0.2%
Germany — 0.2%
Henkel AG & Co. KGaA, 3.01%
(Cost: $141,946)	1,594	124,729
EXCHANGE-TRADED FUND — 0.3%
United States — 0.3%
iShares MSCI EAFE Value ETF(b)
(Cost: $143,277)	2,338	148,416

MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $92,293)	92,293	92,293
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $354,787)	354,787	354,787
TOTAL INVESTMENTS IN SECURITIES — 99.1% (Cost: $47,112,220)		52,206,791
Other Assets less Liabilities — 0.9%		494,947
NET ASSETS — 100.0%		$52,701,738

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,189,545 and the total market value of the collateral held by the Fund was $1,243,654. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $888,867.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International AI Enhanced Value Fund (AIVI)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNY Mellon	7/1/2025	4,107	USD	3,491	EUR	$9	$–
BNY Mellon	7/1/2025	11,901	USD	8,680	GBP	7	–
BNY Mellon	7/1/2025	41,381	USD	5,969,447	JPY	54	–
BNY Mellon	7/2/2025	9,847	USD	77,310	HKD	–	(1)
						$70	$(1)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$51,486,566	$–	$–	$51,486,566
Preferred Stocks	124,729	–	–	124,729
Exchange-Traded Fund	148,416	–	–	148,416
Mutual Fund	–	92,293	–	92,293
Investment of Cash Collateral for Securities Loaned	–	354,787	–	354,787
Total Investments in Securities	$51,759,711	$447,080	$–	$52,206,791
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$70	$–	$70
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(1)	$–	$(1)
Total - Net	$51,759,711	$447,149	$–	$52,206,860

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.1%
Australia — 7.1%
AGL Energy Ltd.	38,176	$243,431
ALS Ltd.	13,491	151,187
Ampol Ltd.	9,204	155,260
Ansell Ltd.	4,208	83,531
ANZ Group Holdings Ltd.	70,282	1,343,090
APA Group	97,413	521,570
ARB Corp. Ltd.	2,766	59,275
Aristocrat Leisure Ltd.	7,674	327,750
Aurizon Holdings Ltd.	38,601	76,650
Australian Clinical Labs Ltd.(d)	29,298	53,377
Bendigo & Adelaide Bank Ltd.	10,525	87,185
BHP Group Ltd.	159,722	3,846,763
BlueScope Steel Ltd.	9,705	146,984
Brambles Ltd.	40,196	616,940
Breville Group Ltd.	3,738	72,242
Brickworks Ltd.	7,624	171,876
CAR Group Ltd.	10,182	249,695
Centuria Capital Group	108,459	119,767
Charter Hall Group	16,023	201,508
Cleanaway Waste Management Ltd.	69,188	123,331
Cochlear Ltd.	744	146,479
Coles Group Ltd.	42,917	586,139
Commonwealth Bank of Australia	32,944	3,988,725
Computershare Ltd.	17,660	461,666
Corporate Travel Management Ltd.	12,205	110,780
Cromwell Property Group	296,769	66,126
Dalrymple Bay Infrastructure Ltd.	54,621	152,132
Dexus	29,222	127,352
Dicker Data Ltd.	13,723	72,576
Domain Holdings Australia Ltd.	37,381	107,545
Domino's Pizza Enterprises Ltd.	3,606	45,539
Downer EDI Ltd.	21,706	89,760
Dyno Nobel Ltd.	34,313	60,490
Elders Ltd.	12,440	51,361
Endeavour Group Ltd.	51,547	135,463
Evolution Mining Ltd.	45,904	234,348
EVT Ltd.	11,685	127,502
Flight Centre Travel Group Ltd.	8,681	71,000
Fortescue Ltd.	202,782	2,030,608
Glencore PLC*	189,014	734,567
Goodman Group	17,709	397,376
Growthpoint Properties Australia Ltd.	65,126	99,445
GWA Group Ltd.	45,639	71,783
Hansen Technologies Ltd.	31,392	102,452
Harvey Norman Holdings Ltd.	47,525	164,137
Helia Group Ltd.	17,669	65,192
Helloworld Travel Ltd.	53,932	50,542
IDP Education Ltd.	4,721	11,355
Ingenia Communities Group	24,384	87,411
Inghams Group Ltd.	39,311	91,457
Insurance Australia Group Ltd.	18,612	110,142
IVE Group Ltd.	54,805	103,439
JB Hi-Fi Ltd.	6,891	498,343
Jumbo Interactive Ltd.	9,942	63,852
Lottery Corp. Ltd.	75,521	263,796
Lovisa Holdings Ltd.	7,005	145,434
Lycopodium Ltd.	8,617	58,504
Macquarie Group Ltd.	5,580	836,432
Metcash Ltd.	21,458	54,984
Mirvac Group	132,263	190,693
Monadelphous Group Ltd.	11,057	127,243
Monash IVF Group Ltd.	88,553	40,913
Myer Holdings Ltd.	58,891	23,350
MyState Ltd.	22,817	62,953
National Australia Bank Ltd.	57,771	1,490,179
New Hope Corp. Ltd.	32,380	78,515
Northern Star Resources Ltd.	18,787	228,389
NRW Holdings Ltd.	41,076	80,488
Orica Ltd.	11,732	149,850
Origin Energy Ltd.	98,739	698,206
Orora Ltd.	31,564	39,096
Premier Investments Ltd.	8,179	108,435
QBE Insurance Group Ltd.	21,798	334,134
Qube Holdings Ltd.	67,438	189,157
Ramelius Resources Ltd.	68,243	112,702
Ramsay Health Care Ltd.	2,544	61,170
REA Group Ltd.	1,317	207,566
Reece Ltd.	8,295	78,008
Rio Tinto Ltd.	15,446	1,084,427
Rio Tinto PLC	49,329	2,869,533
Santos Ltd.	142,189	713,786
Scentre Group	210,809	491,827
SEEK Ltd.	5,473	86,261
SGH Ltd.	7,760	274,974
SmartGroup Corp. Ltd.	18,291	88,344
Sonic Healthcare Ltd.	12,754	223,920
Stanmore Resources Ltd.	10,833	13,276
Stockland	97,470	342,381
Suncorp Group Ltd.	16,019	226,863
Super Retail Group Ltd.	15,911	148,484
Telstra Group Ltd.	536,689	1,702,321
TPG Telecom Ltd.	60,054	209,770
Transurban Group	92,030	843,160
Ventia Services Group Pty. Ltd.	61,724	209,535
Vicinity Ltd.	194,169	314,304
Viva Energy Group Ltd.(a)	62,426	88,368
Waypoint REIT Ltd.	48,996	78,989
Wesfarmers Ltd.	35,380	1,965,038
Westpac Banking Corp.	81,870	1,816,708
Whitehaven Coal Ltd.	30,103	107,123
WiseTech Global Ltd.	1,908	136,332
Woolworths Group Ltd.	23,321	475,467
Worley Ltd.	18,730	160,553
Total Australia		40,300,437
Austria — 0.6%
ANDRITZ AG	4,992	369,757
CA Immobilien Anlagen AG	4,494	127,978
Erste Group Bank AG	16,020	1,359,606
Kontron AG	4,240	124,428
Mondi PLC	12,538	204,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Oesterreichische Post AG	5,446	$193,382
Schoeller-Bleckmann Oilfield Equipment AG	3,506	124,083
Telekom Austria AG	37,656	426,554
Verbund AG	4,436	339,249
Wienerberger AG	2,979	110,572
Total Austria		3,379,982
Belgium — 1.0%
Ackermans & van Haaren NV	487	124,051
Aedifica SA	3,316	257,099
Ageas SA	3,940	265,242
Anheuser-Busch InBev SA	16,705	1,142,037
Azelis Group NV	3,158	50,156
Barco NV	7,598	110,327
Bekaert SA	3,686	151,655
Cofinimmo SA	2,928	265,339
Colruyt Group NV	4,757	205,045
D'ieteren Group	864	184,991
Elia Group SA	1,653	189,671
KBC Group NV	11,741	1,208,145
Melexis NV	1,651	139,828
Shurgard Self Storage Ltd.	1,419	61,631
Solvay SA	8,017	276,111
Syensqo SA	2,340	179,861
UCB SA	1,976	387,245
Warehouses De Pauw CVA	5,924	143,945
Xior Student Housing NV(d)	3,779	136,406
Total Belgium		5,478,785
Brazil — 0.0%
Yara International ASA	3,892	143,070
Canada — 0.0%
Champion Iron Ltd.	29,298	80,066
Chile — 0.1%
Antofagasta PLC	15,500	384,345
China — 0.6%
BOC Hong Kong Holdings Ltd.	471,444	2,047,929
Health & Happiness H&H International Holdings Ltd.	45,500	66,192
KLN Logistics Group Ltd.	64,000	61,880
Prosus NV*	12,234	681,711
Shangri-La Asia Ltd.	148,000	80,505
VSTECS Holdings Ltd.	156,000	154,410
Wilmar International Ltd.	151,200	340,709
Total China		3,433,336
Denmark — 0.9%
Carlsberg AS, Class B	2,812	397,037
Coloplast AS, Class B	2,751	260,392
Danske Bank AS	22,996	934,559
DSV AS	1,058	253,355
H Lundbeck AS	17,735	101,458
ISS AS	6,382	177,328
Novo Nordisk AS, Class B	27,709	1,916,498
Novonesis Novozymes, Class B	4,202	300,218
Pandora AS	1,917	335,395
Sydbank AS	2,453	181,318
Tryg AS	5,491	141,340
Total Denmark		4,998,898
Faroe Islands — 0.0%
Bakkafrost P/F	1,518	68,072
Finland — 1.8%
Anora Group OYJ	17,702	66,598
Elisa OYJ	7,939	438,747
Fortum OYJ	46,492	867,191
Hiab OYJ, Class B	1,883	113,612
Huhtamaki OYJ	4,108	146,015
Kemira OYJ	6,916	159,688
Kesko OYJ, Class B	10,927	268,590
Kone OYJ, Class B	13,823	906,716
Konecranes OYJ	3,788	299,475
Lassila & Tikanoja OYJ	8,425	94,249
Metso OYJ	24,407	314,579
Nokia OYJ	117,316	606,756
Nokian Renkaat OYJ	3,402	24,520
Nordea Bank Abp	246,404	3,647,331
Orion OYJ, Class B	3,563	267,048
Outokumpu OYJ(b)	39,626	162,895
Puuilo OYJ	8,543	130,868
Raisio OYJ, Class V	28,244	81,891
Sampo OYJ, Class A	15,380	164,831
Sanoma OYJ	15,707	182,717
Terveystalo OYJ(a)	6,234	83,862
TietoEVRY OYJ	7,376	139,399
Tokmanni Group Corp.	8,377	103,742
UPM-Kymmene OYJ	15,483	420,926
Valmet OYJ	6,603	203,617
Wartsila OYJ Abp	10,621	249,848
Total Finland		10,145,711
France — 9.7%
Accor SA	5,127	266,792
Aeroports de Paris SA	2,699	337,099
Air Liquide SA	9,064	1,863,450
Airbus SE	6,760	1,406,598
Arkema SA	771	56,610
AXA SA	106,656	5,217,004
BioMerieux	977	134,640
Bollore SE	36,037	225,470
Bouygues SA	16,691	752,361
Bureau Veritas SA	12,538	425,931
Capgemini SE	2,447	416,643
Carrefour SA	23,239	326,531
Cie de Saint-Gobain SA	12,365	1,446,240
Cie des Alpes	5,987	144,773
Cie Generale des Etablissements Michelin SCA	28,191	1,043,721
Covivio SA	5,179	325,550
Credit Agricole SA	179,945	3,393,383
Danone SA	15,636	1,273,055
Dassault Aviation SA	1,127	397,143
Dassault Systemes SE	7,644	275,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Edenred SE	2,216	$68,387
Eiffage SA	3,185	445,841
Elis SA	4,889	139,686
Engie SA	218,174	5,102,861
EssilorLuxottica SA	5,401	1,476,577
Etablissements Maurel & Prom SA	15,026	85,193
FDJ UNITED(a)	9,364	366,031
Gaztransport & Technigaz SA	1,511	298,334
Getlink SE	17,417	335,093
Hermes International SCA	547	1,476,178
Imerys SA	3,829	125,581
Interparfums SA	2,450	94,952
Ipsen SA	1,046	124,135
IPSOS SA	2,916	155,744
Klepierre SA	16,341	641,442
Legrand SA	5,122	682,414
L'Oreal SA	6,283	2,677,970
LVMH Moet Hennessy Louis Vuitton SE	6,722	3,508,168
Manitou BF SA	5,229	128,285
Mersen SA	6,021	156,197
Metropole Television SA	11,528	177,812
Nexans SA	843	109,742
Opmobility	12,467	158,929
Orange SA	123,930	1,878,812
Pernod Ricard SA	5,094	505,873
Publicis Groupe SA	7,811	877,284
Renault SA	9,843	452,116
Rexel SA	15,367	471,528
Rubis SCA	11,000	354,056
Safran SA	4,230	1,369,949
SEB SA	1,433	134,738
Societe BIC SA	1,766	109,455
Sopra Steria Group	848	205,854
SPIE SA	5,490	307,400
Technip Energies NV	5,291	221,975
Thales SA	3,185	933,182
TotalEnergies SE	84,523	5,169,220
Valeo SE	12,800	139,585
Veolia Environnement SA	22,655	804,455
Verallia SA(a)	8,253	273,195
Vicat SACA	4,228	291,827
Vinci SA	16,857	2,475,426
Total France		55,240,213
Georgia — 0.0%
Lion Finance Group PLC	1,625	157,659
TBC Bank Group PLC	616	39,168
Total Georgia		196,827
Germany — 6.9%
adidas AG	718	166,837
AIXTRON SE	4,272	78,179
Allianz SE, Registered Shares	15,383	6,213,526
Aurubis AG	1,160	120,235
Bechtle AG	2,630	122,810
Beiersdorf AG	1,239	155,039
Bilfinger SE	2,376	227,727
Brenntag SE	3,526	232,611
Commerzbank AG	7,842	246,519
Continental AG	5,114	444,827
CTS Eventim AG & Co. KGaA	1,917	237,178
Daimler Truck Holding AG	27,628	1,302,758
Deutsche Bank AG, Registered Shares	14,378	424,809
Deutsche Boerse AG	1,834	596,121
Deutsche Lufthansa AG, Registered Shares	45,162	380,636
Deutsche Post AG, Registered Shares	38,427	1,768,666
Deutsche Telekom AG, Registered Shares	142,396	5,176,681
Deutz AG	10,541	94,410
DWS Group GmbH & Co. KGaA(a)	2,810	165,586
E.ON SE	108,431	1,988,776
Evonik Industries AG	22,905	470,523
Fielmann Group AG	2,852	189,821
Freenet AG	6,863	222,671
GEA Group AG	3,622	252,550
Hannover Rueck SE	2,255	707,287
Heidelberg Materials AG	5,656	1,324,207
Henkel AG & Co. KGaA	5,605	404,635
HochTief AG	3,038	596,618
Hugo Boss AG	2,042	94,130
KION Group AG	2,415	133,918
Knorr-Bremse AG	3,491	336,233
Lanxess AG	1,531	45,396
LEG Immobilien SE	1,896	167,700
Merck KGaA	1,199	154,819
MTU Aero Engines AG	630	278,949
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,223	2,083,094
Rheinmetall AG	416	877,514
RWE AG	15,069	626,712
SAF-Holland SE	4,397	88,260
SAP SE	9,828	2,978,171
Siemens AG, Registered Shares	14,179	3,622,569
Siemens Healthineers AG(a)	14,305	790,228
Sirius Real Estate Ltd.	153,828	205,528
Sixt SE	1,629	158,235
Stroeer SE & Co. KGaA	2,949	176,200
Suedzucker AG	14,433	188,905
Symrise AG	1,305	136,551
Talanx AG	3,561	459,391
Traton SE	16,704	539,612
Vonovia SE	19,758	693,700
Wacker Neuson SE	6,158	175,654
Total Germany		39,323,712
Hong Kong — 2.5%
AIA Group Ltd.	112,565	1,009,500
Bank of East Asia Ltd.	59,000	90,943
Cafe de Coral Holdings Ltd.	130,000	114,599
Cathay Pacific Airways Ltd.	488,000	665,172
CK Asset Holdings Ltd.	141,500	623,681
CK Infrastructure Holdings Ltd.	77,500	512,882
CLP Holdings Ltd.	108,500	913,611
CTF Services Ltd.	251,000	238,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
DFI Retail Group Holdings Ltd., Registered Shares	63,100	$174,156
Hang Lung Group Ltd.	102,000	177,493
Hang Seng Bank Ltd.	37,000	554,293
HKT Trust & HKT Ltd.	401,000	598,690
Hong Kong & China Gas Co. Ltd.	621,570	521,802
Hong Kong Exchanges & Clearing Ltd.	8,929	476,365
Hongkong Land Holdings Ltd.	94,700	546,419
Hutchison Telecommunications Hong Kong Holdings Ltd.	928,000	120,581
Jardine Matheson Holdings Ltd.	11,500	552,690
Johnson Electric Holdings Ltd.	77,000	211,873
Link REIT	109,073	582,186
Luk Fook Holdings International Ltd.	65,000	166,019
Man Wah Holdings Ltd.	173,600	95,314
MTR Corp. Ltd.	160,553	576,764
Nissin Foods Co. Ltd.	170,000	150,510
Pacific Basin Shipping Ltd.	295,000	75,911
PCCW Ltd.	477,000	323,874
Power Assets Holdings Ltd.	79,500	510,927
SmarTone Telecommunications Holdings Ltd.	300,000	168,535
Stella International Holdings Ltd.	72,000	132,994
Sun Hung Kai Properties Ltd.	79,500	911,971
Swire Pacific Ltd., Class A	38,500	329,825
Swire Pacific Ltd., Class B	185,000	262,064
Tam Jai International Co. Ltd.	282,000	55,681
Techtronic Industries Co. Ltd.	32,500	357,293
United Laboratories International Holdings Ltd.	122,000	233,432
VTech Holdings Ltd.	26,900	195,153
WH Group Ltd.(a)	497,500	478,487
Wharf Real Estate Investment Co. Ltd.	124,000	350,675
Total Hong Kong		14,060,895
Indonesia — 0.1%
Bumitama Agri Ltd.	211,900	127,275
First Pacific Co. Ltd.	304,000	215,317
First Resources Ltd.	106,800	123,265
Nickel Industries Ltd.	210,872	96,045
Total Indonesia		561,902
Ireland — 0.2%
AIB Group PLC	37,255	305,466
C&C Group PLC	53,699	119,799
Cairn Homes PLC	40,339	101,570
Dalata Hotel Group PLC	22,098	167,311
Glanbia PLC	7,981	117,106
Kenmare Resources PLC	9,031	40,530
Kerry Group PLC, Class A	2,168	238,585
Kingspan Group PLC	1,487	126,026
Total Ireland		1,216,393
Israel — 0.7%
Azrieli Group Ltd.	1,711	157,356
Bank Hapoalim BM	23,863	457,915
Bank Leumi Le-Israel BM	13,331	247,895
Bezeq The Israeli Telecommunication Corp. Ltd.	141,829	242,173
Camtek Ltd.*	842	72,611
Elbit Systems Ltd.	588	261,566
Electra Real Estate Ltd.*(b)	7,381	109,745
Fox Wizel Ltd.	1,171	117,256
ICL Group Ltd.	45,559	312,385
Matrix IT Ltd.	6,879	239,412
Mediterranean Towers Ltd.	55,972	207,765
Mivne Real Estate KD Ltd.	35,421	132,743
Mizrahi Tefahot Bank Ltd.	5,472	356,675
Newmed Energy LP	79,835	392,596
Oil Refineries Ltd.	69,896	18,847
Plus500 Ltd.	1,893	88,095
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,318	223,781
Sisram Medical Ltd.(a)	150,400	83,343
Strauss Group Ltd.	8,438	231,403
Total Israel		3,953,562
Italy — 5.5%
A2A SpA	152,001	407,704
ACEA SpA	11,769	283,761
Alerion Cleanpower SpA	4,671	95,953
Amplifon SpA	923	21,593
Arnoldo Mondadori Editore SpA	13,710	34,601
Azimut Holding SpA	4,312	137,575
Banca Generali SpA	2,611	144,603
Banca IFIS SpA	2,696	71,839
Banca Mediolanum SpA	16,054	275,514
Banca Popolare di Sondrio SpA	18,490	256,113
Banco BPM SpA	43,692	508,365
BPER Banca SpA	32,433	293,759
Brembo NV	3,590	34,219
Brunello Cucinelli SpA	787	95,338
Buzzi SpA	3,712	205,056
Coca-Cola HBC AG*	10,719	558,761
Credito Emiliano SpA	19,508	287,159
De' Longhi SpA	4,237	141,748
DiaSorin SpA	500	53,328
Enav SpA(a)	40,875	188,182
Enel SpA	612,513	5,792,248
Eni SpA	137,213	2,216,288
ERG SpA	7,232	157,561
Ferrari NV	1,166	569,520
FinecoBank Banca Fineco SpA	5,938	131,286
Generali	33,840	1,200,034
Hera SpA	40,445	194,748
Industrie De Nora SpA	7,319	56,875
Infrastrutture Wireless Italiane SpA(a)	23,445	285,667
Intesa Sanpaolo SpA	1,137,471	6,531,227
Iren SpA	73,187	225,086
Italgas SpA(b)	59,693	504,508
Italian Sea Group SpA	1,433	9,689
Maire SpA	10,696	140,747
MARR SpA	6,982	79,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Mediobanca Banca di Credito Finanziario SpA	19,758	$457,712
MFE-MediaForEurope NV, Class A	28,428	97,107
Moncler SpA	4,033	229,085
Poste Italiane SpA(a)	41,867	896,415
PRADA SpA	32,500	201,624
Prysmian SpA	4,382	308,834
RAI Way SpA(a)	17,279	123,320
Recordati Industria Chimica & Farmaceutica SpA	4,941	309,720
Rizzoli Corriere Della Sera Mediagroup SpA	127,350	150,088
Sanlorenzo SpA	3,202	112,196
Snam SpA	141,243	852,533
Technogym SpA(a)	11,105	158,643
Terna - Rete Elettrica Nazionale	50,884	521,205
UniCredit SpA	60,512	4,042,430
Unipol Assicurazioni SpA	14,191	280,273
Webuild SpA	26,704	112,722
Total Italy		31,044,061
Japan — 20.2%
77 Bank Ltd.	5,500	187,452
ABC-Mart, Inc.	7,200	147,644
ADEKA Corp.	9,000	171,844
Advan Group Co. Ltd.	13,300	75,595
Advantest Corp.	4,300	317,190
Aeon Co. Ltd.	8,900	272,339
Aica Kogyo Co. Ltd.	5,700	141,982
Aida Engineering Ltd.	28,000	176,399
Airport Facilities Co. Ltd.	26,900	148,798
Aisan Industry Co. Ltd.	8,900	103,575
AIT Corp.	9,600	117,769
Ajinomoto Co., Inc.	10,200	276,034
Alfresa Holdings Corp.	8,600	117,380
Alinco, Inc.	14,000	100,121
Amada Co. Ltd.	15,900	173,426
Amano Corp.	5,800	180,049
ANA Holdings, Inc.	4,600	89,885
Aoyama Trading Co. Ltd.	5,800	87,937
Arcs Co. Ltd.	7,000	144,803
ARE Holdings, Inc.	5,900	73,727
As One Corp.	4,000	68,981
Asahi Group Holdings Ltd.	24,300	324,264
Asahi Kasei Corp.	18,531	131,755
Asanuma Corp.	27,500	142,978
Asics Corp.	7,300	185,981
Autobacs Seven Co. Ltd.	15,300	151,999
Axial Retailing, Inc.	21,400	166,672
Azbil Corp.	7,900	74,928
AZ-COM MARUWA Holdings, Inc.(b)	11,900	84,114
Bandai Namco Holdings, Inc.	11,800	422,429
BayCurrent, Inc.	2,200	113,012
Belluna Co. Ltd.	23,000	141,556
Bridgestone Corp.	16,100	657,621
Brother Industries Ltd.	8,100	139,687
Business Brain Showa-Ota, Inc.	8,900	157,981
Canon Marketing Japan, Inc.(b)	5,100	186,812
Canon, Inc.	28,500	826,519
Capcom Co. Ltd.	8,000	273,211
Carta Holdings, Inc.	9,800	141,187
Casio Computer Co. Ltd.	8,800	67,015
Cawachi Ltd.	6,600	126,156
Central Japan Railway Co.	2,900	64,888
Charm Care Corp. KK	8,600	77,162
Chubu Electric Power Co., Inc.	16,300	200,978
Chugai Pharmaceutical Co. Ltd.	17,200	896,050
Chugoku Electric Power Co., Inc.	12,100	59,727
Chugoku Marine Paints Ltd.	7,500	140,607
Citizen Watch Co. Ltd.	17,600	104,178
Cleanup Corp.	17,600	82,733
Coca-Cola Bottlers Japan Holdings, Inc.	6,600	106,257
COMSYS Holdings Corp.	6,600	152,520
Comture Corp.	7,800	91,800
Concordia Financial Group Ltd.	23,100	149,879
Cosmo Energy Holdings Co. Ltd.	4,100	175,331
Create SD Holdings Co. Ltd.	4,100	90,972
Dai Nippon Printing Co. Ltd.	5,800	87,937
Dai Nippon Toryo Co. Ltd.	12,100	99,601
Daicel Corp.	12,300	102,993
Daido Steel Co. Ltd.	16,000	110,293
Daifuku Co. Ltd.	7,600	195,834
Dai-ichi Life Holdings, Inc.	46,932	356,104
Daiichi Sankyo Co. Ltd.	17,000	396,033
Daiichikosho Co. Ltd.	5,600	62,942
Daiki Aluminium Industry Co. Ltd.	15,700	105,431
Daikin Industries Ltd.	3,500	412,527
Daikyonishikawa Corp.	32,000	143,335
Daio Paper Corp.	13,000	71,910
Daishi Hokuetsu Financial Group, Inc.	6,100	140,839
Daito Trust Construction Co. Ltd.	2,600	282,149
Daiwa House Industry Co. Ltd.	14,300	490,444
Daiwa Securities Group, Inc.	19,200	136,179
Denka Co. Ltd.	6,400	87,729
Dentsu Soken, Inc.	1,800	83,741
Dip Corp.	8,200	129,433
Disco Corp.	1,000	295,130
DMG Mori Co. Ltd.	9,100	209,096
Doutor Nichires Holdings Co. Ltd.	9,100	165,311
Earth Corp.	3,200	108,221
East Japan Railway Co.	14,900	320,601
Ebara Corp.	11,900	228,864
EDION Corp.	10,500	153,307
Electric Power Development Co. Ltd.	8,500	144,526
EM Systems Co. Ltd.	14,100	70,576
ENEOS Holdings, Inc.	79,000	391,103
ES-Con Japan Ltd.	14,000	96,050
Exedy Corp.	3,800	108,650
Fast Retailing Co. Ltd.	2,400	822,791
France Bed Holdings Co. Ltd.	8,900	78,621
Fuji Corp. Ltd.	14,300	67,617
Fuji Electric Co. Ltd.	3,300	152,018
Fuji Kyuko Co. Ltd.	9,900	142,765
Fujicco Co. Ltd.	15,400	169,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
FUJIFILM Holdings Corp.	18,100	$393,715
Fujikura Composites, Inc.	9,100	94,185
Fujikura Ltd.	6,400	335,452
Fujimi, Inc.	5,500	77,905
Fujitec Co. Ltd.	5,300	227,418
Fujitsu Ltd.	21,600	525,626
Fujiya Co. Ltd.	7,100	117,870
Fukuoka Financial Group, Inc.	2,900	77,436
FULLCAST Holdings Co. Ltd.	8,200	96,791
Funai Soken Holdings, Inc.(b)	7,300	122,606
Furuya Metal Co. Ltd.	2,900	50,714
Futaba Industrial Co. Ltd.	18,100	100,371
GLOBERIDE, Inc.	6,900	101,032
Glory Ltd.	7,100	165,304
Godo Steel Ltd.	3,300	85,673
Goldwin, Inc.	1,400	78,672
Grandy House Corp.	23,100	85,878
GS Yuasa Corp.	4,500	83,990
G-Tekt Corp.	10,800	132,266
Gunze Ltd.	7,500	185,365
Hagihara Industries, Inc.	7,600	80,186
Hagiwara Electric Holdings Co. Ltd.	4,100	93,101
Hakuhodo DY Holdings, Inc.	4,000	33,106
Hakuto Co. Ltd.	3,900	99,360
Harima Chemicals Group, Inc.	16,200	88,713
Haseko Corp.	17,900	268,107
Hazama Ando Corp.	16,500	165,748
Heiwado Co. Ltd.	5,500	107,757
Hioki EE Corp.	500	19,731
Hitachi Construction Machinery Co. Ltd.	8,500	253,038
Hitachi Ltd.	48,400	1,408,993
Hokuto Corp.	9,100	113,274
Honda Motor Co. Ltd.	182,800	1,764,787
Hoosiers Holdings Co. Ltd.	12,100	104,209
Horiba Ltd.	2,000	155,838
Hoshizaki Corp.	2,800	96,457
House Foods Group, Inc.	5,000	97,009
Hoya Corp.	3,100	368,171
HU Group Holdings, Inc.	6,600	145,621
Hulic Co. Ltd.(b)	22,800	229,271
Ichibanya Co. Ltd.	19,400	123,966
Ichikoh Industries Ltd.	22,300	55,887
Idemitsu Kosan Co. Ltd.	43,455	263,236
IHI Corp.	3,100	335,657
Iino Kaiun Kaisha Ltd.	7,500	52,546
Innotech Corp.	10,700	104,893
Inpex Corp.(b)	38,700	542,542
Isetan Mitsukoshi Holdings Ltd.	8,700	132,447
Ishihara Sangyo Kaisha Ltd.	9,100	127,953
Isuzu Motors Ltd.	26,300	333,291
Ito En Ltd.	4,600	104,009
ITOCHU Corp.	28,900	1,511,775
Itochu Enex Co. Ltd.	7,800	93,204
Itoham Yonekyu Holdings, Inc.	6,000	203,538
J Front Retailing Co. Ltd.	8,900	120,951
JAC Recruitment Co. Ltd.	18,000	126,235
Japan Airlines Co. Ltd.	12,800	260,661
Japan Airport Terminal Co. Ltd.	2,500	79,702
Japan Exchange Group, Inc.	8,800	88,978
Japan Lifeline Co. Ltd.	9,400	97,290
Japan Tobacco, Inc.	72,044	2,118,750
JCU Corp.	3,800	87,341
JDC Corp.	26,700	88,171
JFE Holdings, Inc.	26,300	305,342
Joshin Denki Co. Ltd.	8,900	146,274
JSP Corp.	8,800	114,840
JTEKT Corp.	7,600	62,507
Kagome Co. Ltd.	4,000	79,490
Kakaku.com, Inc.	9,000	166,859
Kameda Seika Co. Ltd.	3,300	91,498
Kamigumi Co. Ltd.	4,500	124,833
Kaneka Corp.	4,300	118,481
Kanematsu Corp.	9,100	172,903
Kansai Electric Power Co., Inc.	17,589	208,104
Kansai Paint Co. Ltd.	4,200	57,499
Kao Corp.	7,300	326,326
Kawasaki Heavy Industries Ltd.	4,000	301,845
KDDI Corp.	89,600	1,538,357
Keihan Holdings Co. Ltd.	4,000	84,572
Keikyu Corp.	12,300	128,028
Keio Corp.	6,000	145,633
Keisei Electric Railway Co. Ltd.	8,800	82,337
Keyence Corp.	1,200	480,515
KH Neochem Co. Ltd.(b)	9,500	166,132
Kikkoman Corp.	11,400	105,599
Kintetsu Group Holdings Co. Ltd.	2,200	41,580
Kirin Holdings Co. Ltd.	17,300	241,873
Kobe Steel Ltd.	19,900	216,848
Koei Tecmo Holdings Co. Ltd.	12,600	205,515
Komatsu Ltd.	34,400	1,128,130
Konami Group Corp.	1,900	300,104
Krosaki Harima Corp.	5,700	131,012
K's Holdings Corp.	11,200	113,593
KU Holdings Co. Ltd.	10,900	85,347
Kubota Corp.	17,500	196,511
Kumiai Chemical Industry Co. Ltd.	15,000	82,869
Kurabo Industries Ltd.	3,300	170,660
Kuraray Co. Ltd.(b)	10,500	133,390
Kureha Corp.	4,600	100,156
KYB Corp.	7,200	148,740
Kyoei Steel Ltd.	8,200	116,717
Kyokuto Boeki Kaisha Ltd.	9,600	101,486
Kyorin Pharmaceutical Co. Ltd.	13,900	145,885
Kyowa Kirin Co. Ltd.	10,400	177,515
Kyudenko Corp.	2,200	90,943
Kyushu Electric Power Co., Inc.	8,100	72,199
Kyushu Railway Co.	9,000	232,158
Lasertec Corp.	1,300	174,689
Life Corp.	7,600	116,385
LIKE, Inc.(b)	9,400	88,895
Lintec Corp.	7,800	159,677
Lixil Corp.	15,200	175,524
LY Corp.	86,100	316,158
Macnica Holdings, Inc.	9,400	126,314

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Makino Milling Machine Co. Ltd.	1,400	$111,558
Makita Corp.	5,200	160,307
Mandom Corp.	15,300	149,033
Mani, Inc.	1,700	14,535
Marubeni Corp.	57,900	1,167,660
Maruha Nichiro Corp.	5,200	109,728
Marvelous, Inc.	41,900	147,649
Matching Service Japan Co. Ltd.	10,900	70,104
MatsukiyoCocokara & Co.	8,800	180,789
Mazda Motor Corp.	26,300	158,297
MEIJI Holdings Co. Ltd.	7,600	167,685
MEITEC Group Holdings, Inc.	8,200	180,298
Meiwa Corp.	19,500	93,555
Mie Kotsu Group Holdings, Inc.	21,500	74,423
Milbon Co. Ltd.	4,900	82,161
Mirarth Holdings, Inc.	34,600	90,066
MISUMI Group, Inc.	4,700	62,832
Mitsubishi Chemical Group Corp.	35,500	186,292
Mitsubishi Corp.	103,000	2,059,358
Mitsubishi Electric Corp.	33,500	721,510
Mitsubishi Estate Co. Ltd.	18,300	342,448
Mitsubishi Gas Chemical Co., Inc.	7,900	121,170
Mitsubishi Heavy Industries Ltd.	32,700	817,245
Mitsubishi Logistics Corp.	17,400	142,445
Mitsubishi Materials Corp.	4,400	69,467
Mitsubishi Motors Corp.	47,700	134,899
Mitsubishi Research Institute, Inc.	4,300	136,343
Mitsubishi Shokuhin Co. Ltd.	4,000	175,292
Mitsubishi UFJ Financial Group, Inc.	202,900	2,785,494
Mitsuboshi Belting Ltd.	6,600	156,952
Mitsui Chemicals, Inc.	5,900	136,221
Mitsui Fudosan Co. Ltd.	48,300	466,465
Mitsui Mining & Smelting Co. Ltd.	3,100	108,144
Miura Co. Ltd.	3,400	68,332
Mizuho Financial Group, Inc.	37,630	1,040,234
Mizuho Medy Co. Ltd.	3,600	36,014
Mizuno Corp.	6,300	115,842
Moriroku Co. Ltd.	5,400	86,620
MS&AD Insurance Group Holdings, Inc.	15,290	341,907
Murata Manufacturing Co. Ltd.	28,700	427,982
Nagaileben Co. Ltd.	6,600	98,055
Nagase & Co. Ltd.	4,100	78,895
Nagoya Railroad Co. Ltd.	8,900	100,464
Nakayama Steel Works Ltd.	17,900	77,080
Nankai Electric Railway Co. Ltd.	8,600	129,793
NEC Corp.	21,500	627,980
NGK Insulators Ltd.	2,900	36,389
NHK Spring Co. Ltd.	12,600	137,170
Nichicon Corp.	14,300	117,711
Nichirei Corp.	8,600	112,230
NIDEC Corp.	13,800	267,984
Nifco, Inc.	4,000	94,707
Nihon Flush Co. Ltd.	16,800	94,907
Nihon Kohden Corp.	5,000	59,400
Nihon Nohyaku Co. Ltd.	18,500	107,712
Nikkiso Co. Ltd.	14,700	130,569
Nikkon Holdings Co. Ltd.	11,500	255,485
Nikon Corp.	10,000	102,461
Nintendo Co. Ltd.	22,500	2,162,069
Nippn Corp.	10,300	151,813
Nippon Ceramic Co. Ltd.	7,400	143,753
Nippon Densetsu Kogyo Co. Ltd.	6,700	119,115
Nippon Electric Glass Co. Ltd.(b)	6,600	156,541
Nippon Express Holdings, Inc.	10,500	210,262
Nippon Gas Co. Ltd.	9,400	172,518
Nippon Light Metal Holdings Co. Ltd.	5,200	58,644
Nippon Paint Holdings Co. Ltd.	26,800	215,224
Nippon Road Co. Ltd.	8,200	142,377
Nippon Sanso Holdings Corp.	3,100	117,244
Nippon Signal Co. Ltd.	25,600	191,054
Nippon Soda Co. Ltd.	7,100	149,181
Nippon Steel Corp.	40,900	773,856
Nippon Thompson Co. Ltd.	33,200	122,737
Nippon Yakin Kogyo Co. Ltd.	2,600	71,640
Nishimatsu Construction Co. Ltd.	4,600	152,861
Nishi-Nippon Railroad Co. Ltd.	8,100	114,088
Nissan Chemical Corp.	1,800	54,843
Nisshin Oillio Group Ltd.	4,100	138,658
Nissin Foods Holdings Co. Ltd.	4,200	87,100
Niterra Co. Ltd.	8,700	289,107
Nitori Holdings Co. Ltd.	700	67,458
Nitto Denko Corp.	15,300	295,683
Nittoc Construction Co. Ltd.	18,200	138,725
Noevir Holdings Co. Ltd.	4,100	122,905
NOF Corp.	8,900	170,397
Nomura Co. Ltd.	26,500	169,151
Nomura Holdings, Inc.	27,000	177,950
Nomura Real Estate Holdings, Inc.	41,500	242,429
Nomura Research Institute Ltd.	9,100	364,328
Noritake Co. Ltd.	7,900	199,900
NS Solutions Corp.	4,100	115,752
NS United Kaiun Kaisha Ltd.	3,000	81,207
NSK Ltd.	13,600	63,883
NTN Corp.	55,300	87,174
NTT, Inc.	2,094,300	2,232,837
Obayashi Corp.	26,200	396,415
Obic Co. Ltd.	5,800	225,302
Odakyu Electric Railway Co. Ltd.	9,900	115,555
Okabe Co. Ltd.	18,700	107,582
Okamoto Machine Tool Works Ltd.	3,600	122,123
Oki Electric Industry Co. Ltd.	14,300	159,389
OKUMA Corp.	3,100	78,764
Okumura Corp.	4,100	122,195
Okura Industrial Co. Ltd.	4,100	122,337
Okuwa Co. Ltd.	14,300	93,951
Olympus Corp.	7,200	85,486
Ono Pharmaceutical Co. Ltd.	13,500	145,706
Onoken Co. Ltd.	8,900	86,261
Open House Group Co. Ltd.	3,600	162,423
Oracle Corp.	3,100	368,815
Oriental Land Co. Ltd.	8,900	204,809
Osaka Gas Co. Ltd.	9,100	232,658
OSG Corp.	10,200	120,116
Otsuka Corp.	9,100	184,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Otsuka Holdings Co. Ltd.	8,900	$440,610
Pacific Industrial Co. Ltd.	12,500	116,826
Pack Corp.(b)	11,100	84,530
PALTAC Corp.	2,700	75,479
Paramount Bed Holdings Co. Ltd.	5,000	88,754
Penta-Ocean Construction Co. Ltd.	20,900	130,758
Persol Holdings Co. Ltd.	81,500	158,830
PHC Holdings Corp.	14,300	90,387
Pigeon Corp.	6,600	80,053
Pola Orbis Holdings, Inc.(b)	6,400	56,714
Press Kogyo Co. Ltd.	26,500	99,986
Prima Meat Packers Ltd.	8,800	138,112
Qol Holdings Co. Ltd.	8,200	105,250
Quick Co. Ltd.	6,700	109,792
Recruit Holdings Co. Ltd.	7,500	443,162
Rengo Co. Ltd.	14,500	78,440
Resona Holdings, Inc.	21,700	200,107
Resonac Holdings Corp.	5,300	122,882
Retail Partners Co. Ltd.	9,900	96,982
Ricoh Co. Ltd.	13,500	127,621
Riken Vitamin Co. Ltd.	6,700	126,769
Rinnai Corp.	4,100	101,588
Roland Corp.(b)	4,200	92,028
Royal Holdings Co. Ltd.	5,700	103,862
Ryobi Ltd.	7,100	105,435
Ryohin Keikaku Co. Ltd.	5,800	278,064
S Foods, Inc.	5,800	105,122
Saibu Gas Holdings Co. Ltd.	8,200	99,743
Sakai Moving Service Co. Ltd.	5,100	93,812
Sakata Seed Corp.	5,200	126,180
San-Ai Obbli Co. Ltd.	9,200	115,601
Sangetsu Corp.	5,900	120,700
San-In Godo Bank Ltd.	3,000	24,757
Sankyo Co. Ltd.	15,800	291,837
Sankyu, Inc.	3,200	171,293
Sanoh Industrial Co. Ltd.	15,900	70,119
Sanrio Co. Ltd.	4,200	202,607
Santen Pharmaceutical Co. Ltd.	10,700	122,449
Sanwa Holdings Corp.	8,800	291,760
Sanyo Chemical Industries Ltd.	5,300	134,110
Sato Shoji Corp.	8,800	92,481
SBI Holdings, Inc.	3,400	118,398
SBS Holdings, Inc.	4,300	86,450
SCREEN Holdings Co. Ltd.	2,400	195,396
SCSK Corp.	9,100	273,923
Secom Co. Ltd.	6,600	236,822
Sega Sammy Holdings, Inc.	8,000	191,353
Seikitokyu Kogyo Co. Ltd.	9,200	93,436
Seiko Epson Corp.	9,800	129,789
Seino Holdings Co. Ltd.	6,900	105,808
Sekisui Chemical Co. Ltd.	11,400	206,146
Sekisui House Ltd.	17,700	390,038
Seria Co. Ltd.	4,100	76,212
SG Holdings Co. Ltd.	12,500	139,024
Shimadzu Corp.	4,900	121,173
Shimojima Co. Ltd.	9,200	76,176
Shin Nippon Biomedical Laboratories Ltd.	8,800	86,571
Shindengen Electric Manufacturing Co. Ltd.(b)	7,900	120,323
Shin-Etsu Chemical Co. Ltd.	29,900	987,800
Shin-Etsu Polymer Co. Ltd.	9,100	109,368
Shionogi & Co. Ltd.	19,900	357,372
Ship Healthcare Holdings, Inc.	4,900	65,827
SHO-BOND Holdings Co. Ltd.	3,500	114,126
Shoei Foods Corp.(b)	3,000	81,623
Showa Sangyo Co. Ltd.	6,900	142,447
Siix Corp.	14,200	114,626
Skymark Airlines, Inc.(b)	18,500	63,398
Socionext, Inc.	7,300	140,294
SoftBank Corp.	1,405,200	2,169,404
Sojitz Corp.	8,800	215,971
Solasto Corp.	26,100	75,348
Sompo Holdings, Inc.	8,000	240,645
Sony Group Corp.	30,500	787,601
Sotetsu Holdings, Inc.	8,700	136,663
St. Marc Holdings Co. Ltd.(b)	10,700	172,673
Starts Corp., Inc.	6,000	189,207
Studio Alice Co. Ltd.	11,000	162,969
Subaru Corp.	21,600	376,163
Sumida Corp.(b)	13,400	89,800
Sumitomo Bakelite Co. Ltd.	4,600	132,766
Sumitomo Corp.	42,600	1,099,764
Sumitomo Electric Industries Ltd.	23,200	497,103
Sumitomo Forestry Co. Ltd.	18,000	181,751
Sumitomo Heavy Industries Ltd.	2,500	51,274
Sumitomo Mitsui Construction Co. Ltd.	35,900	148,128
Sumitomo Mitsui Financial Group, Inc.	65,900	1,657,936
Sumitomo Realty & Development Co. Ltd.	5,900	227,390
Sumitomo Rubber Industries Ltd.	8,500	96,537
Sumitomo Seika Chemicals Co. Ltd.	2,600	78,120
Sun Frontier Fudousan Co. Ltd.	11,500	165,201
Sundrug Co. Ltd.	3,000	93,648
Suntory Beverage & Food Ltd.	5,100	162,768
Sun-Wa Technos Corp.	9,100	153,404
Suzuki Motor Corp.	34,000	410,274
Sysmex Corp.	7,800	135,755
Systena Corp.	37,100	105,050
T&D Holdings, Inc.	5,800	127,287
Tachi-S Co. Ltd.	13,400	159,934
Taiheiyo Cement Corp.	6,600	163,761
Takara Holdings, Inc.	13,500	111,967
Takara Standard Co. Ltd.	9,100	153,089
Takasago Thermal Engineering Co. Ltd.	3,300	161,910
Takashimaya Co. Ltd.	11,800	92,189
Takeda Pharmaceutical Co. Ltd.	36,700	1,124,286
Tama Home Co. Ltd.(b)	3,600	82,620
Tamura Corp.	24,100	79,919
TDK Corp.	24,400	286,408
TechnoPro Holdings, Inc.(b)	5,000	145,626
Terumo Corp.	11,700	214,649
TIS, Inc.	5,400	180,866
Toagosei Co. Ltd.	9,200	89,010
Tobu Railway Co. Ltd.	4,400	75,864
Tocalo Co. Ltd.	13,200	173,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Toho Co. Ltd.	3,300	$194,420
TOKAI Holdings Corp.	18,300	125,932
Tokai Rika Co. Ltd.	7,700	118,449
Tokio Marine Holdings, Inc.	25,600	1,083,053
Tokushu Tokai Paper Co. Ltd.	4,800	127,440
Tokuyama Corp.	5,700	119,016
Tokyo Electron Ltd.	7,300	1,398,899
Tokyo Gas Co. Ltd.	8,400	278,672
Tokyo Ohka Kogyo Co. Ltd.	3,600	104,677
Tokyo Steel Manufacturing Co. Ltd.	6,800	71,227
Tokyo Tatemono Co. Ltd.(b)	7,700	136,814
Tokyu Construction Co. Ltd.	47,700	349,053
Tokyu Fudosan Holdings Corp.	13,900	98,973
Tomoku Co. Ltd.	6,000	119,298
Topre Corp.	7,400	98,055
Topy Industries Ltd.	8,400	131,718
Toray Industries, Inc.	34,900	238,667
TOTO Ltd.	3,200	80,551
Toyo Construction Co. Ltd.	10,800	107,144
Toyo Seikan Group Holdings Ltd.	8,600	168,076
Toyo Suisan Kaisha Ltd.	3,200	212,344
Toyobo Co. Ltd.	27,300	173,501
Toyota Boshoku Corp.	12,000	163,412
Toyota Motor Corp.	358,750	6,191,725
Toyota Tsusho Corp.	30,900	699,312
Transcosmos, Inc.	5,200	126,000
Trend Micro, Inc.	3,600	248,657
Tsubaki Nakashima Co. Ltd.	18,600	43,009
Tsumura & Co.	3,200	77,006
Tsuruha Holdings, Inc.	1,900	148,046
Ulvac, Inc.(b)	1,500	55,101
Unicharm Corp.	7,500	54,026
United Super Markets Holdings, Inc.	26,070	164,782
UNITED, Inc.(b)	8,100	32,188
Universal Entertainment Corp.*(b)	11,100	74,617
USS Co. Ltd.	20,600	226,544
Valor Holdings Co. Ltd.	8,000	139,624
Valqua Ltd.	4,200	89,266
ValueCommerce Co. Ltd.	9,800	52,852
Vector, Inc.	11,000	83,084
VT Holdings Co. Ltd.	35,900	117,310
Wacoal Holdings Corp.	5,900	202,964
Warabeya Nichiyo Holdings Co. Ltd.	4,900	81,890
WDB Holdings Co. Ltd.	6,800	79,701
Wellneo Sugar Co. Ltd.	7,600	118,647
West Japan Railway Co.	10,600	242,315
Will Group, Inc.	14,600	94,304
WIN-Partners Co. Ltd.	9,100	84,231
World Holdings Co. Ltd.	8,500	133,874
Yakult Honsha Co. Ltd.	6,100	114,551
Yamaguchi Financial Group, Inc.	11,600	124,717
Yamaha Motor Co. Ltd.(b)	30,900	230,929
Yokogawa Bridge Holdings Corp.	6,200	108,509
Yokogawa Electric Corp.	6,600	176,143
Yokohama Rubber Co. Ltd.(b)	7,300	200,738
Yokorei Co. Ltd.	22,600	134,243
Yondoshi Holdings, Inc.(b)	7,300	87,785
Yutaka Giken Co. Ltd.	5,700	103,270
Zacros Corp.	3,400	88,504
Zenrin Co. Ltd.	19,000	135,089
Zensho Holdings Co. Ltd.	2,400	145,185
Zeon Corp.	9,200	93,277
Zojirushi Corp.	7,200	66,644
ZOZO, Inc.	20,400	219,895
Total Japan		114,736,906
Luxembourg — 0.0%
Eurofins Scientific SE	2,040	144,733
Macau — 0.1%
Galaxy Entertainment Group Ltd.	53,000	235,293
Wynn Macau Ltd.	198,000	136,708
Total Macau		372,001
Netherlands — 2.5%
Aalberts NV	4,656	168,117
Acomo NV	5,883	158,832
Aegon Ltd.	19,995	144,300
Akzo Nobel NV	3,640	253,805
ASM International NV	303	193,275
ASML Holding NV	2,474	1,967,821
BE Semiconductor Industries NV	2,068	308,417
Brunel International NV	10,073	105,826
CTP NV(a)	14,184	297,034
Euronext NV(a)	1,645	280,186
Heineken Holding NV	5,190	385,337
Heineken NV	8,438	733,164
IMCD NV	1,024	137,091
ING Groep NV	198,137	4,332,091
JDE Peet's NV	11,887	338,234
Koninklijke Ahold Delhaize NV	25,153	1,048,167
Koninklijke BAM Groep NV	22,184	196,737
Koninklijke Heijmans NV	3,035	195,767
Koninklijke KPN NV	169,061	820,798
Koninklijke Vopak NV	5,154	255,432
PostNL NV(b)	65,794	71,285
SBM Offshore NV	8,136	214,885
Sligro Food Group NV	6,563	111,091
Universal Music Group NV	26,345	849,821
Wereldhave NV	5,925	118,792
Wolters Kluwer NV	4,006	667,511
Total Netherlands		14,353,816
Nigeria — 0.1%
Airtel Africa PLC(a)	145,020	358,307
Norway — 2.3%
AF Gruppen ASA*	6,181	93,329
Aker ASA, Class A	5,311	343,756
Aker Solutions ASA	23,900	82,235
Borregaard ASA	4,850	95,086
Bouvet ASA	17,644	138,959
DNB Bank ASA	66,095	1,819,626
Equinor ASA	173,095	4,363,423
Europris ASA(a)	14,775	124,686
Frontline PLC	14,749	242,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Golden Ocean Group Ltd.	14,800	$109,321
Hoegh Autoliners ASA	23,868	210,266
Klaveness Combination Carriers ASA(a)	10,615	63,986
Kongsberg Gruppen ASA	15,297	590,811
Leroy Seafood Group ASA	17,716	83,681
Mowi ASA	13,641	262,314
MPC Container Ships ASA	53,200	83,955
Odfjell Drilling Ltd.	20,555	135,480
Odfjell SE, Class A	8,333	88,932
Orkla ASA	32,735	354,532
Panoro Energy ASA*	38,039	85,327
Rana Gruber ASA	12,130	82,587
Salmar ASA	5,959	257,210
SpareBank 1 Nord Norge	8,371	121,664
SpareBank 1 Oestlandet	7,022	135,060
SpareBank 1 Sor-Norge ASA	6,199	113,570
Sparebanken Norge	6,460	102,201
Stolt-Nielsen Ltd.	5,642	142,727
Storebrand ASA	8,556	120,735
Telenor ASA	94,983	1,470,778
TGS ASA	14,835	125,999
Var Energi ASA	183,816	588,701
Vend Marketplaces ASA, Class A	2,420	84,894
Wallenius Wilhelmsen ASA	42,216	345,414
Total Norway		13,063,838
Portugal — 0.4%
Altri SGPS SA(b)	15,808	90,369
CTT-Correios de Portugal SA	16,251	144,025
EDP SA	152,175	657,718
Galp Energia SGPS SA	19,137	349,764
Jeronimo Martins SGPS SA	17,004	428,744
Navigator Co. SA	31,364	117,298
NOS SGPS SA	52,538	238,669
Semapa-Sociedade de Investimento & Gestao	10,252	200,973
Total Portugal		2,227,560
Singapore — 2.7%
Bukit Sembawang Estates Ltd.	27,600	87,113
BW LPG Ltd.(a)	15,874	186,666
CapitaLand Investment Ltd.	179,000	372,434
China Aviation Oil Singapore Corp. Ltd.	113,200	80,879
City Developments Ltd.	38,700	157,699
ComfortDelGro Corp. Ltd.	145,100	162,912
DBS Group Holdings Ltd.	122,683	4,325,909
Delfi Ltd.	131,200	77,773
Digital Core REIT Management Pte. Ltd.	133,100	70,543
Genting Singapore Ltd.	332,400	186,602
Hafnia Ltd.	65,872	329,630
Keppel Infrastructure Trust	11,920	3,744
Keppel Ltd.	58,800	342,556
Oversea-Chinese Banking Corp. Ltd.	195,695	2,506,015
Riverstone Holdings Ltd.(b)	134,800	70,911
Sembcorp Industries Ltd.	40,900	219,970
Sheng Siong Group Ltd.	123,100	180,738
SIA Engineering Co. Ltd.	108,200	267,601
Singapore Airlines Ltd.	220,900	1,208,867
Singapore Exchange Ltd.	9,000	105,147
Singapore Technologies Engineering Ltd.	108,456	663,347
Singapore Telecommunications Ltd.	474,300	1,422,546
StarHub Ltd.	127,700	116,305
UMS Integration Ltd.	99,100	103,485
United Overseas Bank Ltd.	66,101	1,868,359
UOL Group Ltd.	29,300	142,169
Venture Corp. Ltd.	14,400	129,002
Total Singapore		15,388,922
South Africa — 0.0%
Pan African Resources PLC	190,179	119,230
Spain — 6.1%
Acciona SA	1,548	277,656
ACS Actividades de Construccion y Servicios SA	11,487	794,882
Aedas Homes SA(a)	6,000	171,147
Aena SME SA(a)	55,490	1,476,002
Amadeus IT Group SA	7,986	670,079
Atresmedia Corp. de Medios de Comunicacion SA	36,416	221,002
Banco Bilbao Vizcaya Argentaria SA	372,247	5,704,538
Banco de Sabadell SA	94,221	298,955
Banco Santander SA	538,082	4,438,445
Bankinter SA	14,799	192,480
CaixaBank SA	427,613	3,691,364
Cellnex Telecom SA*(a)	4,070	157,421
CIE Automotive SA	5,156	147,678
Endesa SA	49,302	1,556,208
Faes Farma SA	27,988	149,649
Fluidra SA	4,905	122,064
Gestamp Automocion SA(a)	31,577	108,309
Grupo Catalana Occidente SA	2,640	152,624
Iberdrola SA	260,683	4,984,782
Industria de Diseno Textil SA	75,849	3,933,580
Laboratorios Farmaceuticos Rovi SA	683	43,895
Logista Integral SA	8,519	278,001
Merlin Properties Socimi SA	36,288	474,101
Naturgy Energy Group SA(b)	38,970	1,235,113
Prosegur Cia de Seguridad SA	70,204	240,222
Redeia Corp. SA	18,378	391,550
Repsol SA	63,675	929,452
Sacyr SA	49,884	203,073
Telefonica SA	277,293	1,451,080
Total Spain		34,495,352
Sweden — 3.8%
AAK AB	4,401	114,615
AddTech AB, Class B	5,274	178,191
AFRY AB	5,978	99,106
Alfa Laval AB	6,117	255,324
Alleima AB	11,848	92,928
Arjo AB, Class B	21,583	76,681
Assa Abloy AB, Class B	15,306	474,097
Atlas Copco AB, Class B	27,925	393,952
Atlas Copco AB, Class A	51,388	824,169
Atrium Ljungberg AB, Class B	18,980	67,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Axfood AB	9,165	$268,880
Beijer Alma AB	4,336	103,505
Beijer Ref AB	5,302	83,087
BioGaia AB, Class B	9,444	105,237
Bravida Holding AB(a)	13,240	132,186
Catena AB	2,076	105,124
Cloetta AB, Class B	46,246	165,178
Coor Service Management Holding AB(a)	21,077	91,603
Dometic Group AB(a)	20,641	85,723
Elekta AB, Class B	16,290	83,549
Epiroc AB, Class A	12,634	272,289
Epiroc AB, Class B	6,759	128,366
EQT AB	5,972	197,951
Essity AB, Class B	16,503	453,684
Evolution AB(a)	5,127	404,333
Fabege AB	13,055	115,956
Getinge AB, Class B	5,934	118,115
Granges AB	6,592	83,901
H & M Hennes & Mauritz AB, Class B	35,205	490,928
Heba Fastighets AB, Class B	28,846	95,948
Hexagon AB, Class B	29,563	295,183
Hexpol AB	15,350	147,695
Holmen AB, Class B	4,415	173,813
Hufvudstaden AB, Class A	16,536	214,282
Indutrade AB	4,861	131,695
Investment AB Latour, Class B	8,555	223,695
Inwido AB	6,840	150,861
JM AB	4,264	67,872
Lifco AB, Class B	6,926	278,191
Lindab International AB	4,102	84,404
Loomis AB	3,732	155,696
Mycronic AB	6,004	127,131
NCC AB, Class B	8,257	152,830
New Wave Group AB, Class B	7,019	91,545
Nolato AB, Class B	15,208	92,393
Nordnet AB publ	7,216	194,589
Peab AB, Class B	24,278	197,298
Platzer Fastigheter Holding AB, Class B	16,177	135,623
Saab AB, Class B	4,999	276,743
Sagax AB, Class B	5,869	133,017
Sandvik AB	21,113	480,506
Scandi Standard AB	9,618	97,488
Sectra AB, Class B*	2,663	97,909
Skandinaviska Enskilda Banken AB, Class A	48,271	836,223
Skandinaviska Enskilda Banken AB, Class C	15,176	267,838
Skanska AB, Class B	11,438	264,275
SKF AB, Class B	11,154	254,085
SkiStar AB	5,842	94,829
SSAB AB, Class A	25,444	151,750
SSAB AB, Class B	59,400	348,283
Svenska Cellulosa AB SCA, Class B	14,345	185,138
Svenska Handelsbanken AB, Class A	62,493	829,161
Sweco AB, Class B	7,885	135,686
Swedbank AB, Class A	54,146	1,423,190
Systemair AB	9,876	91,087
Tele2 AB, Class B	48,618	705,263
Telefonaktiebolaget LM Ericsson, Class B	77,546	658,584
Telia Co. AB	183,324	653,437
Thule Group AB(a)	5,268	150,350
Trelleborg AB, Class B	5,913	218,455
Troax Group AB	3,919	59,050
Vitec Software Group AB, Class B	2,505	125,429
Volvo AB, Class A	29,739	829,412
Volvo AB, Class B	105,256	2,931,141
Wallenstam AB, Class B	16,436	83,160
Wihlborgs Fastigheter AB	18,140	194,716
Total Sweden		21,652,950
Switzerland — 3.5%
ABB Ltd., Registered Shares	41,481	2,465,410
Accelleron Industries AG	3,982	279,140
Allreal Holding AG, Registered Shares	752	175,907
Baloise Holding AG, Registered Shares	835	196,372
Belimo Holding AG, Registered Shares	251	254,784
BKW AG	1,111	241,880
Cie Financiere Richemont SA, Class A, Registered Shares	7,198	1,351,433
Clariant AG, Registered Shares*	1,864	19,729
DKSH Holding AG	1,050	81,256
DSM-Firmenich AG	3,395	359,706
EFG International AG*	5,799	107,092
Flughafen Zurich AG, Registered Shares	702	199,311
Galenica AG(a)	1,351	147,405
Geberit AG, Registered Shares	628	492,301
Georg Fischer AG, Registered Shares	2,614	212,962
Givaudan SA, Registered Shares	116	559,744
Helvetia Holding AG, Registered Shares	694	162,253
Kuehne & Nagel International AG, Registered Shares	3,324	716,790
Logitech International SA, Registered Shares	2,199	197,357
Lonza Group AG, Registered Shares	360	255,528
OC Oerlikon Corp. AG, Registered Shares	18,862	87,438
Partners Group Holding AG	305	396,577
PSP Swiss Property AG, Registered Shares	1,407	258,245
Sandoz Group AG	2,903	158,352
Schindler Holding AG, Registered Shares	699	252,465
Schindler Holding AG, Participation Certificate	937	347,255
SFS Group AG	1,416	193,544
SGS SA, Registered Shares	6,432	650,472
SIG Group AG*	6,684	123,100
Sika AG, Registered Shares	1,169	316,335
Sonova Holding AG, Registered Shares	656	194,822
Straumann Holding AG, Registered Shares	835	108,623
Sulzer AG, Registered Shares	1,943	349,545
Swiss Life Holding AG, Registered Shares	922	929,645
Swiss Prime Site AG, Registered Shares	2,590	386,548
Swisscom AG, Registered Shares	1,520	1,074,121
Temenos AG, Registered Shares	1,254	89,403
UBS Group AG, Registered Shares	38,455	1,297,132
VAT Group AG(a)	510	214,443

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Vontobel Holding AG, Registered Shares	1,764	$142,051
Zurich Insurance Group AG	5,864	4,085,646
Total Switzerland		20,132,122
United Kingdom — 11.9%
4imprint Group PLC	1,846	92,586
AG Barr PLC	9,694	91,395
Ashtead Group PLC	5,205	333,024
Associated British Foods PLC	17,270	487,045
Assura PLC	209,561	144,304
AstraZeneca PLC	29,104	4,036,124
Auto Trader Group PLC(a)	16,365	184,878
B&M European Value Retail SA	50,342	187,228
BAE Systems PLC	56,083	1,449,837
Bakkavor Group PLC(a)	38,092	112,751
Balfour Beatty PLC	17,005	121,641
Barclays PLC	253,386	1,171,198
Barratt Redrow PLC	40,486	252,933
Begbies Traynor Group PLC	47,853	72,461
Bellway PLC	3,951	156,147
Berkeley Group Holdings PLC	2,455	129,858
Big Yellow Group PLC	6,201	85,995
Bodycote PLC	15,306	122,596
British American Tobacco PLC	131,179	6,225,125
British Land Co. PLC	43,874	226,302
BT Group PLC	408,917	1,085,696
Bunzl PLC	4,665	148,310
Bytes Technology Group PLC	12,227	85,871
Centrica PLC	116,536	257,987
CK Hutchison Holdings Ltd.	145,000	892,166
Coats Group PLC	59,760	65,104
Compass Group PLC	28,612	967,272
Computacenter PLC	4,404	144,840
ConvaTec Group PLC(a)	50,765	200,628
Cranswick PLC	2,223	162,976
Croda International PLC	3,585	143,647
DCC PLC	2,831	183,421
Derwent London PLC	3,733	105,993
Diageo PLC	39,027	977,626
Diploma PLC	3,430	229,751
Domino's Pizza Group PLC	19,187	67,678
Dr. Martens PLC	93,939	96,611
Drax Group PLC	17,458	165,790
Dunelm Group PLC	18,196	295,478
easyJet PLC	11,290	82,338
Elementis PLC	38,332	84,045
Empiric Student Property PLC	77,276	108,860
Fevertree Drinks PLC	8,185	104,760
Firstgroup PLC	46,651	147,418
Games Workshop Group PLC	1,350	300,065
Genus PLC	2,582	72,357
Grainger PLC	32,922	99,252
Great Portland Estates PLC	24,495	120,337
Greggs PLC	4,772	125,489
Halma PLC	4,049	177,553
Hammerson PLC	31,960	130,951
Harbour Energy PLC	47,073	126,368
Helical PLC	20,525	64,691
Hikma Pharmaceuticals PLC	6,870	187,156
Hill & Smith PLC	3,387	83,173
Hilton Food Group PLC	6,670	79,154
Hollywood Bowl Group PLC	14,564	50,294
Howden Joinery Group PLC	17,387	203,953
HSBC Holdings PLC	1,157,275	13,984,209
IMI PLC	7,230	207,466
Imperial Brands PLC	55,506	2,188,321
Inchcape PLC	17,721	176,302
Informa PLC	29,527	326,045
InterContinental Hotels Group PLC	2,927	333,074
International Consolidated Airlines Group SA	58,145	271,865
Intertek Group PLC	3,324	215,909
ITV PLC	246,572	278,590
J Sainsbury PLC	77,204	306,598
James Halstead PLC	42,461	92,807
JD Sports Fashion PLC	40,019	48,665
JET2 PLC	5,070	128,185
Johnson Matthey PLC	7,403	176,112
Kainos Group PLC	8,048	82,108
Kingfisher PLC	67,187	267,739
Land Securities Group PLC	33,510	289,758
Lloyds Banking Group PLC	1,277,118	1,342,325
London Stock Exchange Group PLC	2,149	313,188
LondonMetric Property PLC	86,992	241,995
Marks & Spencer Group PLC	31,164	151,349
Melrose Industries PLC	16,895	122,891
Midwich Group PLC	21,073	60,931
Mitie Group PLC	82,645	160,139
MONY Group PLC	48,772	147,838
Morgan Advanced Materials PLC	24,308	73,283
Morgan Sindall Group PLC	3,802	238,361
MP Evans Group PLC	6,657	103,083
National Grid PLC	183,168	2,664,409
NatWest Group PLC	200,236	1,403,247
Next PLC	2,787	475,104
Pearson PLC	14,579	214,068
Pennon Group PLC	35,300	242,592
Persimmon PLC	13,050	231,764
Pets at Home Group PLC	23,671	84,986
Primary Health Properties PLC	130,827	177,307
QinetiQ Group PLC	12,296	86,861
Reach PLC	43,851	43,987
Reckitt Benckiser Group PLC	18,410	1,250,054
RELX PLC	33,606	1,813,065
Renishaw PLC	2,803	109,855
Ricardo PLC	12,839	77,941
Rotork PLC	37,769	166,243
RS Group PLC	3,668	28,877
Safestore Holdings PLC	6,127	59,445
Sage Group PLC	13,591	232,898
Savills PLC	6,895	93,919
Segro PLC	31,189	290,460
Senior PLC	40,246	101,478
Serco Group PLC	45,475	125,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2025

Investments	Shares	Value
Severn Trent PLC	8,702	$326,023
Smiths Group PLC	12,643	389,127
Softcat PLC	6,044	142,209
Spectris PLC	2,989	157,203
Spire Healthcare Group PLC(a)	2,067	6,345
SSE PLC	43,614	1,094,323
SSP Group PLC	37,818	89,293
Standard Chartered PLC	24,731	409,054
SThree PLC	20,433	68,461
Subsea 7 SA	7,509	140,464
Tate & Lyle PLC	8,814	62,384
Taylor Wimpey PLC	142,479	231,855
Telecom Plus PLC	6,113	161,843
Tesco PLC	178,562	981,950
TORM PLC, Class A(b)	9,872	165,807
Travis Perkins PLC	6,723	55,968
Unilever PLC	78,284	4,746,981
Unite Group PLC	19,451	225,898
United Utilities Group PLC	22,752	355,899
Victrex PLC	11,144	118,504
Weir Group PLC	5,070	172,997
WH Smith PLC	8,149	121,720
Whitbread PLC	3,944	152,573
Workspace Group PLC	9,266	53,394
WPP PLC	25,039	175,884
Young & Co.'s Brewery PLC, Class A	8,626	113,478
Zigup PLC	24,639	119,862
Total United Kingdom		67,451,562
United States — 7.8%
Alcon, Inc.	1,281	112,973
Arcus Biosciences, Inc.	3,045	81,496
BP PLC	579,297	2,903,070
CSL Ltd.	4,169	654,296
Experian PLC	10,026	515,492
Ferrovial SE	13,332	708,308
Gecina SA	2,168	237,440
GSK PLC	110,190	2,098,883
Haleon PLC	98,792	506,861
Holcim AG, Registered Shares*	21,770	1,610,871
Nestle SA, Registered Shares	56,578	5,603,070
Novartis AG, Registered Shares	74,790	9,035,872
Reliance Worldwide Corp. Ltd.	34,631	93,051
Roche Holding AG, Bearer Shares	2,920	1,008,794
Roche Holding AG	15,288	4,962,838
Sanofi SA	31,106	3,001,796
Schneider Electric SE	9,851	2,611,059
Shell PLC	161,611	5,655,071
Signify NV(a)	6,435	173,584
Swiss Re AG	12,467	2,148,051
Tenaris SA	31,226	585,558
Yue Yuen Industrial Holdings Ltd.	58,000	88,810
Total United States		44,397,244
TOTAL COMMON STOCKS
(Cost: $389,986,714)		562,904,810
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $413,764)	413,764	$413,764
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $2,367,223)	2,367,223	2,367,223
TOTAL INVESTMENTS IN SECURITIES — 99.6% (Cost: $392,767,701)		565,685,797
Other Assets less Liabilities — 0.4%		2,307,819
NET ASSETS — 100.0%		$567,993,616

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,294,015 and the total market value of the collateral held by the Fund was $4,605,919. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,238,696.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(d)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$562,904,810	$–	$–	$562,904,810
Mutual Fund	–	413,764	–	413,764
Investment of Cash Collateral for Securities Loaned	–	2,367,223	–	2,367,223
Total Investments in Securities	$562,904,810	$2,780,987	$–	$565,685,797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 100.3%
Australia — 6.2%
Ampol Ltd.	423,082	$7,136,848
APA Group	2,861,320	15,320,109
BlueScope Steel Ltd.	367,588	5,567,172
Brambles Ltd.	935,993	14,365,900
Breville Group Ltd.	58,150	1,123,823
Cochlear Ltd.	28,566	5,624,082
Codan Ltd.	124,450	1,640,138
Domino's Pizza Enterprises Ltd.	61,986	782,796
Glencore PLC*	7,025,301	27,302,500
GrainCorp Ltd., Class A	170,486	869,244
IDP Education Ltd.	64,418	154,934
Netwealth Group Ltd.	130,541	2,873,626
Pinnacle Investment Management Group Ltd.	218,051	2,935,161
Pro Medicus Ltd.	9,697	1,811,663
REA Group Ltd.	34,330	5,410,584
Sonic Healthcare Ltd.	541,288	9,503,301
Technology One Ltd.	102,641	2,758,570
Wesfarmers Ltd.	878,289	48,780,978
WiseTech Global Ltd.	36,367	2,598,525
Total Australia		156,559,954
Austria — 0.7%
Kontron AG	97,263	2,854,303
Mondi PLC	480,436	7,831,253
Wienerberger AG	151,524	5,624,134
Total Austria		16,309,690
Belgium — 1.0%
Fagron	77,100	2,031,810
Kinepolis Group NV	24,565	1,036,640
Melexis NV	72,731	6,159,824
Solvay SA	179,861	6,194,546
Syensqo SA	76,695	5,895,059
Tessenderlo Group SA	83,207	2,471,114
Total Belgium		23,788,993
Brazil — 0.2%
Yara International ASA	144,229	5,301,856
Canada — 0.1%
Champion Iron Ltd.	395,806	1,081,663
Chile — 0.3%
Antofagasta PLC	311,079	7,713,661
China — 0.5%
Prosus NV*	238,681	13,299,934
Denmark — 4.2%
Coloplast AS, Class B	130,511	12,353,349
DSV AS	24,470	5,859,741
Novo Nordisk AS, Class B	1,015,918	70,266,143
Novonesis Novozymes, Class B	117,943	8,426,621
Pandora AS	43,906	7,681,719
Total Denmark		104,587,573
Finland — 1.1%
Hiab OYJ, Class B	30,574	1,844,709
Kone OYJ, Class B	404,278	26,518,497
Total Finland		28,363,206
France — 5.9%
Airbus SE	267,562	55,673,379
BioMerieux	38,909	5,362,046
FDJ UNITED(a)	249,701	9,760,609
Gaztransport & Technigaz SA	38,236	7,549,372
Hermes International SCA	20,736	55,959,826
Ipsen SA	34,505	4,094,922
Verallia SA(a)	304,334	10,074,233
Vivendi SE*	13,420	46,141
Total France		148,520,528
Georgia — 0.2%
TBC Bank Group PLC	65,091	4,138,759
Germany — 12.3%
AIXTRON SE	143,620	2,628,291
Daimler Truck Holding AG	1,115,977	52,622,258
Deutsche Post AG, Registered Shares	1,553,562	71,505,234
Fielmann Group AG	60,764	4,044,286
HochTief AG	74,903	14,709,827
Hugo Boss AG	79,505	3,664,947
Knorr-Bremse AG	95,060	9,155,642
Krones AG	14,519	2,386,037
Nemetschek SE	19,479	2,812,446
Rheinmetall AG	12,384	26,122,902
SAP SE	335,196	101,574,188
Schott Pharma AG & Co. KGaA	45,325	1,513,674
Sixt SE	42,512	4,129,447
Stroeer SE & Co. KGaA	64,693	3,865,338
Suedzucker AG	558,747	7,313,116
Total Germany		308,047,633
Hong Kong — 0.7%
Pacific Basin Shipping Ltd.	3,963,000	1,019,778
SUNeVision Holdings Ltd.	2,878,000	2,771,679
Techtronic Industries Co. Ltd.	838,500	9,218,159
VTech Holdings Ltd.	449,400	3,260,297
Total Hong Kong		16,269,913
Israel — 0.8%
Camtek Ltd.*	23,414	2,019,131
Hilan Ltd.	6,816	579,082
Matrix IT Ltd.	106,684	3,712,952
Newmed Energy LP	2,407,878	11,840,968
Sapiens International Corp. NV	35,116	1,030,591
Total Israel		19,182,724
Italy — 2.2%
Amplifon SpA	97,026	2,269,906
Brunello Cucinelli SpA	26,337	3,190,497
Carel Industries SpA(a)	14,880	394,751
DiaSorin SpA	27,042	2,884,191
Ferrari NV	29,541	14,428,969
Maire SpA	170,422	2,242,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Investments	Shares	Value
Moncler SpA	157,908	$8,969,581
PRADA SpA	1,533,800	9,515,422
Prysmian SpA	64,821	4,568,449
Reply SpA	10,433	1,795,377
Sesa SpA(b)	14,109	1,426,803
Technogym SpA(a)	239,495	3,421,365
Total Italy		55,107,869
Japan — 18.7%
Advantest Corp.	117,200	8,645,270
Asics Corp.	189,300	4,822,763
AZ-COM MARUWA Holdings, Inc.	55,900	395,125
BayCurrent, Inc.	33,100	1,700,315
Capcom Co. Ltd.	211,100	7,209,362
Chugai Pharmaceutical Co. Ltd.	582,100	30,325,055
Cosmo Energy Holdings Co. Ltd.	93,500	3,998,404
Create Restaurants Holdings, Inc.	145,800	1,436,349
CyberAgent, Inc.	334,500	3,821,005
Daifuku Co. Ltd.	166,000	4,277,420
Daihen Corp.	6,500	287,549
Daiichi Sankyo Co. Ltd.	671,200	15,636,318
Dentsu Soken, Inc.	55,100	2,563,412
Dexerials Corp.	146,600	2,265,807
Dip Corp.	25,200	397,771
Disco Corp.	30,100	8,883,402
Financial Partners Group Co. Ltd.	140,600	2,323,460
Food & Life Cos. Ltd.	58,100	2,821,638
Fujikura Ltd.	90,000	4,717,297
Fujimi, Inc.	103,500	1,466,032
Fujitsu Ltd.	577,500	14,053,186
Future Corp.	112,800	1,676,635
GMO Payment Gateway, Inc.	38,600	2,496,193
Goldwin, Inc.	35,200	1,978,043
Hoya Corp.	59,700	7,090,266
Internet Initiative Japan, Inc.	69,900	1,375,788
Japan Material Co. Ltd.	86,000	880,570
Justsystems Corp.	36,700	938,811
Kakaku.com, Inc.	153,591	2,847,566
Kasumigaseki Capital Co. Ltd.(b)	8,400	831,597
Katitas Co. Ltd.	119,100	2,062,163
Keyence Corp.	31,500	12,613,521
Kobayashi Pharmaceutical Co. Ltd.(b)	54,700	2,042,280
Kobe Bussan Co. Ltd.	53,900	1,670,977
Kotobuki Spirits Co. Ltd.	115,500	1,645,202
Lasertec Corp.(b)	26,500	3,560,975
Macnica Holdings, Inc.	277,400	3,727,602
Maruwa Co. Ltd.	2,400	686,877
Meiko Electronics Co. Ltd.	27,200	1,280,487
Micronics Japan Co. Ltd.	39,100	1,464,440
MonotaRO Co. Ltd.	89,100	1,754,921
Morinaga Milk Industry Co. Ltd.	87,700	1,965,349
Murata Manufacturing Co. Ltd.	1,061,500	15,829,354
Nextage Co. Ltd.(b)	126,500	1,529,087
Nihon Kohden Corp.	149,900	1,780,805
Nihon M&A Center Holdings, Inc.	515,400	2,609,738
Nintendo Co. Ltd.	844,900	81,188,079
Nippon Steel Corp.	1,461,700	27,656,382
Nomura Research Institute Ltd.	208,100	8,331,492
NSD Co. Ltd.	61,800	1,527,405
Olympus Corp.	152,200	1,807,075
Oracle Corp.	51,600	6,138,987
Organo Corp.	14,600	909,689
PAL GROUP Holdings Co. Ltd.	65,600	1,637,218
Pan Pacific International Holdings Corp.	128,100	4,397,853
Recruit Holdings Co. Ltd.	136,100	8,041,909
Riken Keiki Co. Ltd.	30,400	636,644
Rorze Corp.	81,800	1,162,625
Round One Corp.	211,700	2,157,378
Sanrio Co. Ltd.	73,000	3,521,506
SCREEN Holdings Co. Ltd.	90,400	7,359,922
Shin-Etsu Chemical Co. Ltd.	1,033,100	34,130,314
Simplex Holdings, Inc.	77,300	2,089,768
SMS Co. Ltd.	9,800	100,649
Socionext, Inc.	122,700	2,358,096
Sysmex Corp.	223,500	3,889,917
TechnoPro Holdings, Inc.(b)	59,200	1,724,216
Tokyo Electron Ltd.	289,000	55,381,079
Tokyo Ohka Kogyo Co. Ltd.	83,200	2,419,191
Toridoll Holdings Corp.	37,800	1,091,253
Towa Corp.(b)	103,400	1,442,424
Ulvac, Inc.(b)	34,400	1,263,639
Yaskawa Electric Corp.	77,600	1,756,201
ZOZO, Inc.	534,200	5,758,243
Total Japan		468,265,341
Netherlands — 7.0%
Arcadis NV	4,382	211,925
ASM International NV	8,404	5,360,658
ASML Holding NV	99,770	79,357,097
Corbion NV	74,442	1,593,005
Fugro NV	25,080	351,221
Heineken Holding NV	205,949	15,290,885
Koninklijke KPN NV	4,840,509	23,500,871
Universal Music Group NV	1,086,683	35,053,549
Wolters Kluwer NV	90,023	15,000,346
Total Netherlands		175,719,557
Norway — 1.3%
Aker ASA, Class A	100,056	6,476,149
Borregaard ASA	75,903	1,488,103
Europris ASA(a)	301,894	2,547,679
Golden Ocean Group Ltd.	358,089	2,645,054
Kongsberg Gruppen ASA	274,343	10,595,864
Mowi ASA	490,357	9,429,476
Total Norway		33,182,325
Portugal — 0.7%
Jeronimo Martins SGPS SA	736,931	18,581,189
Singapore — 0.0%
iFAST Corp. Ltd.	130,100	674,173
Spain — 5.1%
Acerinox SA	628,710	7,985,278
Amadeus IT Group SA	238,727	20,030,808
Industria de Diseno Textil SA	1,893,008	98,172,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Investments	Shares	Value
Laboratorios Farmaceuticos Rovi SA	36,860	$2,368,928
Total Spain		128,557,675
Sweden — 5.2%
AddTech AB, Class B	46,011	1,554,556
Atlas Copco AB, Class A	1,380,262	22,136,851
Axfood AB	222,297	6,521,682
Beijer Ref AB	78,733	1,233,817
BioGaia AB, Class B	176,840	1,970,579
Biotage AB	62,634	940,456
Bravida Holding AB(a)	198,549	1,982,282
Bufab AB	32,265	297,279
Epiroc AB, Class A	399,142	8,602,343
Epiroc AB, Class B	177,493	3,370,922
EQT AB	401,754	13,316,764
Evolution AB(a)	183,504	14,471,754
Hemnet Group AB	22,027	639,288
Indutrade AB	73,840	2,000,492
JM AB	94,035	1,496,801
Lifco AB, Class B	58,826	2,362,817
Lindab International AB	49,725	1,023,155
Munters Group AB(a)	29,766	431,323
New Wave Group AB, Class B	186,645	2,434,313
Nolato AB, Class B	98,366	597,603
Paradox Interactive AB	82,748	1,649,681
Sandvik AB	888,507	20,221,310
Sectra AB, Class B*	44,485	1,635,560
Securitas AB, Class B	444,686	6,602,353
SkiStar AB	80,897	1,313,142
Sweco AB, Class B	110,269	1,897,519
Thule Group AB(a)	116,676	3,329,962
Trelleborg AB, Class B	98,346	3,633,386
Truecaller AB, Class B	220,725	1,554,043
Vitec Software Group AB, Class B	22,406	1,121,899
Total Sweden		130,343,932
Switzerland — 6.1%
Belimo Holding AG, Registered Shares	4,186	4,249,106
Clariant AG, Registered Shares*	322,210	3,410,326
Comet Holding AG, Registered Shares	4,304	1,347,433
Geberit AG, Registered Shares	22,942	17,984,683
Georg Fischer AG, Registered Shares	44,311	3,610,010
Huber & Suhner AG, Registered Shares	7,042	783,821
Logitech International SA, Registered Shares	78,428	7,038,814
Lonza Group AG, Registered Shares	15,742	11,173,656
SFS Group AG	20,502	2,802,283
Sika AG, Registered Shares	55,980	15,148,357
Sonova Holding AG, Registered Shares	22,497	6,681,270
Stadler Rail AG	39,696	974,946
Straumann Holding AG, Registered Shares	29,625	3,853,855
Sulzer AG, Registered Shares	19,464	3,501,564
UBS Group AG, Registered Shares	1,956,010	65,978,478
VAT Group AG(a)	12,231	5,142,859
Total Switzerland		153,681,461
United Kingdom — 9.1%
Admiral Group PLC	344,251	15,426,032
Ashtead Group PLC	129,638	8,294,447
Auto Trader Group PLC(a)	228,092	2,576,792
B&M European Value Retail SA	1,972,920	7,337,541
Barratt Redrow PLC	1,188,250	7,423,499
Bellway PLC	104,269	4,120,802
Bytes Technology Group PLC	26,004	182,627
Compass Group PLC	724,202	24,482,746
Croda International PLC	85,393	3,421,613
Greggs PLC	39,726	1,044,675
Hays PLC	74,767	73,103
Howden Joinery Group PLC	257,162	3,016,559
Imperial Brands PLC	1,436,210	56,622,503
Inchcape PLC	381,717	3,797,601
InterContinental Hotels Group PLC	46,903	5,337,270
Intertek Group PLC	65,504	4,254,783
JD Sports Fashion PLC	294,391	357,993
Kainos Group PLC	12,434	126,855
Man Group PLC	1,487,986	3,448,051
MONY Group PLC	416,488	1,262,464
Next PLC	65,546	11,173,721
Persimmon PLC	251,764	4,471,260
RELX PLC	759,332	40,966,454
Renishaw PLC	24,488	959,733
Rightmove PLC	231,224	2,498,739
RS Group PLC	116,887	920,211
Sage Group PLC	391,627	6,711,005
Savills PLC	90,088	1,227,113
Softcat PLC	83,067	1,954,475
Spectris PLC	52,857	2,779,961
Spirax Group PLC	17,533	1,430,768
Telecom Plus PLC	64,359	1,703,914
Total United Kingdom		229,405,310
United States — 10.7%
BP PLC	22,749,349	114,005,338
CSL Ltd.	159,921	25,098,519
Experian PLC	220,128	11,317,992
GSK PLC	4,526,826	86,226,320
Roche Holding AG, Bearer Shares	92,834	32,072,048
Total United States		268,720,217
TOTAL COMMON STOCKS
(Cost: $2,079,633,909)		2,515,405,136
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree International Quality Dividend Growth Fund(c)
(Cost: $170,492)	6,017	238,514
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)
(Cost: $6,844)	6,844	6,844

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	11,078,024	$11,078,024
Wisdomtree Government Money Market Digital Fund, 4.10%(c)(d)	2,000,000	2,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $13,078,024)		13,078,024
TOTAL INVESTMENTS IN SECURITIES — 100.8% (Cost: $2,092,889,269)		2,528,728,518
Other Liabilities less Assets — (0.8)%		(19,590,176)
NET ASSETS — 100.0%		$2,509,138,342

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,425,173 and the total market value of the collateral held by the Fund was $13,078,024.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income	Securities Lending Income
Wisdomtree Government Money Market Digital Fund	$—	$4,200,000	$2,200,000	$—	$—	$2,000,000	$—	$7,781
WisdomTree International Quality Dividend Growth Fund	214,687	—	—	—	23,827	238,514	2,978	—
Total	$214,687	$4,200,000	$2,200,000	$—	$23,827	$2,238,514	$115,177	$7,781

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/3/2025	32,331,757	USD	50,218,082	AUD	$–	$(579,077)
Citibank NA	7/3/2025	37,592,749	USD	30,771,545	CHF	–	(1,069,796)
Citibank NA	7/3/2025	22,384,623	USD	146,774,182	DKK	–	(710,004)
Citibank NA	7/3/2025	184,630,281	USD	162,322,467	EUR	–	(5,924,421)
Citibank NA	7/3/2025	101,606,845	USD	75,335,759	GBP	–	(1,629,917)
Citibank NA	7/3/2025	3,422,904	USD	12,043,697	ILS	–	(153,546)
Citibank NA	7/3/2025	94,181,085	USD	13,543,955,799	JPY	405,214	–
Citibank NA	7/3/2025	8,017,688	USD	81,921,288	NOK	–	(77,582)
Citibank NA	7/3/2025	26,558,230	USD	254,640,840	SEK	–	(162,272)
Citibank NA	7/3/2025	170,860	USD	219,950	SGD	–	(1,845)
Citibank NA	7/7/2025	5,568,576	USD	43,541,420	HKD	19,320	–
Goldman Sachs	7/3/2025	3,608,950	AUD	2,343,414	USD	21,741	–
Goldman Sachs	7/3/2025	2,194,344	CHF	2,724,732	USD	32,325	–
Goldman Sachs	7/3/2025	10,411,645	DKK	1,622,443	USD	15,809	–
Goldman Sachs	7/3/2025	11,510,954	EUR	13,382,048	USD	130,970	–
Goldman Sachs	7/3/2025	5,405,697	GBP	7,364,489	USD	43,237	–
Goldman Sachs	7/3/2025	844,926	ILS	248,093	USD	2,813	–
Goldman Sachs	7/3/2025	993,999,505	JPY	6,826,268	USD	56,003	–
Goldman Sachs	7/3/2025	5,897,073	NOK	581,124	USD	1,611	–
Goldman Sachs	7/3/2025	18,299,403	SEK	1,924,947	USD	–	(4,716)
Goldman Sachs	7/3/2025	15,851	SGD	12,384	USD	62	–
Goldman Sachs	7/7/2025	3,164,794	HKD	403,612	USD	–	(266)
HSBC Holdings PLC	7/3/2025	1,956,989	AUD	1,276,254	USD	6,275	–
HSBC Holdings PLC	7/3/2025	47,450,313	AUD	31,097,322	USD	–	(368)
HSBC Holdings PLC	7/3/2025	1,213,393	CHF	1,483,924	USD	40,629	–
HSBC Holdings PLC	7/3/2025	28,778,003	CHF	36,157,449	USD	334	–
HSBC Holdings PLC	7/3/2025	5,732,081	DKK	883,604	USD	18,328	–
HSBC Holdings PLC	7/3/2025	136,829,000	DKK	21,529,972	USD	–	(200)
HSBC Holdings PLC	7/3/2025	6,338,520	EUR	7,288,037	USD	152,922	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
HSBC Holdings PLC	7/3/2025	151,269,014	EUR	177,581,049	USD	$–		$(2,292)
HSBC Holdings PLC	7/3/2025	2,962,175	GBP	4,010,797	USD	48,436		–
HSBC Holdings PLC	7/3/2025	71,316,116	GBP	97,727,469	USD	954		–
HSBC Holdings PLC	7/3/2025	470,690	ILS	135,115	USD	4,659		–
HSBC Holdings PLC	7/3/2025	11,086,682	ILS	3,292,216	USD	43		–
HSBC Holdings PLC	7/3/2025	537,142,923	JPY	3,717,674	USD	1,405		–
HSBC Holdings PLC	7/3/2025	13,082,961,638	JPY	90,585,227	USD	–		(1,195)
HSBC Holdings PLC	7/3/2025	3,189,322	NOK	316,488	USD	–		(1,327)
HSBC Holdings PLC	7/3/2025	78,039,161	NOK	7,711,570	USD	78		–
HSBC Holdings PLC	7/3/2025	10,005,410	SEK	1,048,351	USD	1,557		–
HSBC Holdings PLC	7/3/2025	243,433,702	SEK	25,544,230	USD	261		–
HSBC Holdings PLC	7/3/2025	8,653	SGD	6,744	USD	51		–
HSBC Holdings PLC	7/3/2025	209,293	SGD	164,337	USD	1	^	–
HSBC Holdings PLC	7/3/2025	32,331,753	USD	50,219,168	AUD	–		(579,792)
HSBC Holdings PLC	7/3/2025	37,592,749	USD	30,770,718	CHF	–		(1,068,757)
HSBC Holdings PLC	7/3/2025	22,384,622	USD	146,773,504	DKK	–		(709,898)
HSBC Holdings PLC	7/3/2025	184,630,281	USD	162,322,467	EUR	–		(5,924,421)
HSBC Holdings PLC	7/3/2025	101,606,841	USD	75,335,756	GBP	–		(1,629,917)
HSBC Holdings PLC	7/3/2025	3,422,901	USD	12,043,426	ILS	–		(153,469)
HSBC Holdings PLC	7/3/2025	94,181,083	USD	13,544,012,020	JPY	404,822		–
HSBC Holdings PLC	7/3/2025	8,017,685	USD	81,919,895	NOK	–		(77,448)
HSBC Holdings PLC	7/3/2025	26,558,230	USD	254,638,981	SEK	–		(162,077)
HSBC Holdings PLC	7/3/2025	170,860	USD	219,931	SGD	–		(1,831)
HSBC Holdings PLC	7/7/2025	1,720,847	HKD	219,812	USD	–		(494)
HSBC Holdings PLC	7/7/2025	42,023,830	HKD	5,355,966	USD	–		(124)
HSBC Holdings PLC	7/7/2025	5,568,574	USD	43,528,585	HKD	20,954		–
HSBC Holdings PLC	8/5/2025	21,095,891	USD	133,747,105	DKK	–		(410)
HSBC Holdings PLC	8/5/2025	179,289,936	USD	152,393,024	EUR	1,217		–
HSBC Holdings PLC	8/5/2025	98,137,816	USD	71,605,532	GBP	–		(1,816)
HSBC Holdings PLC	8/5/2025	5,145,472	USD	40,251,340	HKD	–		(13)
HSBC Holdings PLC	8/5/2025	3,626,082	USD	12,208,634	ILS	–		(132)
HSBC Holdings PLC	8/5/2025	93,012,139	USD	13,384,046,849	JPY	495		–
HSBC Holdings PLC	8/5/2025	7,889,627	USD	79,825,352	NOK	–		(27)
HSBC Holdings PLC	8/5/2025	26,060,893	USD	247,831,274	SEK	–		(663)
HSBC Holdings PLC	8/5/2025	165,087	USD	209,743	SGD	–		(4)
HSBC Holdings PLC	8/6/2025	30,741,172	USD	46,877,764	AUD	–		(273)
HSBC Holdings PLC	8/6/2025	36,904,486	USD	29,247,765	CHF	–		(858)
JPMorgan Chase Bank NA	7/3/2025	657,792	AUD	425,418	USD	5,671		–
JPMorgan Chase Bank NA	7/3/2025	47,450,517	AUD	31,097,318	USD	–		(230)
JPMorgan Chase Bank NA	7/3/2025	403,977	CHF	494,641	USD	12,931		–
JPMorgan Chase Bank NA	7/3/2025	28,778,025	CHF	36,157,445	USD	366		–
JPMorgan Chase Bank NA	7/3/2025	1,906,675	DKK	294,535	USD	5,477		–
JPMorgan Chase Bank NA	7/3/2025	136,829,143	DKK	21,529,971	USD	–		(176)
JPMorgan Chase Bank NA	7/3/2025	2,108,434	EUR	2,429,346	USD	45,801		–
JPMorgan Chase Bank NA	7/3/2025	151,269,787	EUR	177,581,049	USD	–		(1,384)
JPMorgan Chase Bank NA	7/3/2025	992,848	GBP	1,336,932	USD	23,623		–
JPMorgan Chase Bank NA	7/3/2025	71,315,952	GBP	97,727,466	USD	733		–
JPMorgan Chase Bank NA	7/3/2025	157,259	ILS	45,038	USD	1,661		–
JPMorgan Chase Bank NA	7/3/2025	11,086,636	ILS	3,292,216	USD	29		–
JPMorgan Chase Bank NA	7/3/2025	180,633,983	JPY	1,239,225	USD	11,452		–
JPMorgan Chase Bank NA	7/3/2025	13,082,986,569	JPY	90,585,224	USD	–		(1,019)
JPMorgan Chase Bank NA	7/3/2025	78,039,131	NOK	7,711,570	USD	75		–
JPMorgan Chase Bank NA	7/3/2025	1,067,341	NOK	105,496	USD	–		(24)
JPMorgan Chase Bank NA	7/3/2025	3,381,419	SEK	349,450	USD	5,376		–
JPMorgan Chase Bank NA	7/3/2025	243,433,932	SEK	25,544,230	USD	285		–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	7/3/2025	2,891	SGD	2,248	USD	$22	$–
JPMorgan Chase Bank NA	7/3/2025	209,291	SGD	164,335	USD	1	–
JPMorgan Chase Bank NA	7/7/2025	42,023,995	HKD	5,355,965	USD	–	(102)
JPMorgan Chase Bank NA	7/7/2025	574,322	HKD	73,271	USD	–	(75)
JPMorgan Chase Bank NA	8/5/2025	21,095,890	USD	133,745,753	DKK	–	(197)
JPMorgan Chase Bank NA	8/5/2025	179,289,935	USD	152,393,671	EUR	455	–
JPMorgan Chase Bank NA	8/5/2025	98,137,816	USD	71,605,177	GBP	–	(1,329)
JPMorgan Chase Bank NA	8/5/2025	5,145,471	USD	40,251,989	HKD	–	(97)
JPMorgan Chase Bank NA	8/5/2025	3,626,082	USD	12,208,764	ILS	–	(170)
JPMorgan Chase Bank NA	8/5/2025	93,012,138	USD	13,384,109,954	JPY	56	–
JPMorgan Chase Bank NA	8/5/2025	7,889,626	USD	79,825,910	NOK	–	(83)
JPMorgan Chase Bank NA	8/5/2025	26,060,891	USD	247,833,267	SEK	–	(875)
JPMorgan Chase Bank NA	8/5/2025	165,084	USD	209,735	SGD	–	(1)^
JPMorgan Chase Bank NA	8/6/2025	30,741,171	USD	46,877,655	AUD	–	(203)
JPMorgan Chase Bank NA	8/6/2025	36,904,484	USD	29,247,863	CHF	–	(984)
Morgan Stanley & Co. International	7/3/2025	47,450,313	AUD	31,097,322	USD	–	(368)
Morgan Stanley & Co. International	7/3/2025	28,777,858	CHF	36,157,449	USD	153	–
Morgan Stanley & Co. International	7/3/2025	136,829,130	DKK	21,529,972	USD	–	(179)
Morgan Stanley & Co. International	7/3/2025	151,269,530	EUR	177,581,049	USD	–	(1,687)
Morgan Stanley & Co. International	7/3/2025	71,316,012	GBP	97,727,469	USD	811	–
Morgan Stanley & Co. International	7/3/2025	11,086,649	ILS	3,292,216	USD	33	–
Morgan Stanley & Co. International	7/3/2025	13,083,509,135	JPY	90,585,227	USD	2,596	–
Morgan Stanley & Co. International	7/3/2025	78,039,199	NOK	7,711,570	USD	81	–
Morgan Stanley & Co. International	7/3/2025	243,433,830	SEK	25,544,230	USD	274	–
Morgan Stanley & Co. International	7/3/2025	209,295	SGD	164,337	USD	2	–
Morgan Stanley & Co. International	7/3/2025	32,331,757	USD	50,219,564	AUD	–	(580,048)
Morgan Stanley & Co. International	7/3/2025	37,592,749	USD	30,771,470	CHF	–	(1,069,702)
Morgan Stanley & Co. International	7/3/2025	22,384,623	USD	146,774,876	DKK	–	(710,113)
Morgan Stanley & Co. International	7/3/2025	184,630,281	USD	162,322,609	EUR	–	(5,924,588)
Morgan Stanley & Co. International	7/3/2025	101,606,845	USD	75,335,927	GBP	–	(1,630,147)
Morgan Stanley & Co. International	7/3/2025	3,422,904	USD	12,044,840	ILS	–	(153,886)
Morgan Stanley & Co. International	7/3/2025	94,181,085	USD	13,544,016,357	JPY	404,794	–
Morgan Stanley & Co. International	7/3/2025	8,017,688	USD	81,920,615	NOK	–	(77,516)
Morgan Stanley & Co. International	7/3/2025	26,558,230	USD	254,637,441	SEK	–	(161,915)
Morgan Stanley & Co. International	7/3/2025	170,860	USD	219,949	SGD	–	(1,845)
Morgan Stanley & Co. International	7/7/2025	42,024,232	HKD	5,355,966	USD	–	(72)
Morgan Stanley & Co. International	7/7/2025	5,568,576	USD	43,536,174	HKD	19,989	–
Morgan Stanley & Co. International	8/5/2025	21,095,891	USD	133,746,071	DKK	–	(247)
Morgan Stanley & Co. International	8/5/2025	179,289,936	USD	152,393,542	EUR	608	–
Morgan Stanley & Co. International	8/5/2025	98,137,816	USD	71,605,950	GBP	–	(2,389)
Morgan Stanley & Co. International	8/5/2025	5,145,472	USD	40,252,755	HKD	–	(194)
Morgan Stanley & Co. International	8/5/2025	3,626,082	USD	12,208,779	ILS	–	(175)
Morgan Stanley & Co. International	8/5/2025	93,012,139	USD	13,384,646,220	JPY	–	(3,670)
Morgan Stanley & Co. International	8/5/2025	7,889,627	USD	79,826,366	NOK	–	(127)
Morgan Stanley & Co. International	8/5/2025	26,060,893	USD	247,834,011	SEK	–	(951)
Morgan Stanley & Co. International	8/5/2025	165,087	USD	209,745	SGD	–	(5)
Morgan Stanley & Co. International	8/6/2025	30,741,172	USD	46,878,122	AUD	–	(507)
Morgan Stanley & Co. International	8/6/2025	36,904,486	USD	29,247,838	CHF	–	(951)
Royal Bank of Canada	7/3/2025	47,450,386	AUD	31,097,322	USD	–	(321)
Royal Bank of Canada	7/3/2025	28,777,967	CHF	36,157,449	USD	289	–
Royal Bank of Canada	7/3/2025	136,827,493	DKK	21,529,972	USD	–	(437)
Royal Bank of Canada	7/3/2025	151,269,272	EUR	177,581,049	USD	–	(1,990)
Royal Bank of Canada	7/3/2025	71,316,116	GBP	97,727,469	USD	954	–
Royal Bank of Canada	7/3/2025	11,086,531	ILS	3,292,216	USD	–	(2)
Royal Bank of Canada	7/3/2025	13,082,976,675	JPY	90,585,227	USD	–	(1,091)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Royal Bank of Canada	7/3/2025	78,038,844	NOK	7,711,570	USD	$46		$–
Royal Bank of Canada	7/3/2025	243,432,527	SEK	25,544,230	USD	138		–
Royal Bank of Canada	7/3/2025	209,294	SGD	164,337	USD	1	^	–
Royal Bank of Canada	7/7/2025	42,024,120	HKD	5,355,966	USD	–		(87)
Royal Bank of Canada	8/5/2025	21,095,891	USD	133,745,776	DKK	–		(200)
Royal Bank of Canada	8/5/2025	179,289,936	USD	152,393,283	EUR	912		–
Royal Bank of Canada	8/5/2025	98,137,816	USD	71,605,427	GBP	–		(1,673)
Royal Bank of Canada	8/5/2025	5,145,472	USD	40,251,618	HKD	–		(48)
Royal Bank of Canada	8/5/2025	3,626,082	USD	12,208,648	ILS	–		(136)
Royal Bank of Canada	8/5/2025	93,012,139	USD	13,384,052,988	JPY	452		–
Royal Bank of Canada	8/5/2025	7,889,627	USD	79,825,739	NOK	–		(65)
Royal Bank of Canada	8/5/2025	26,060,893	USD	247,833,437	SEK	–		(891)
Royal Bank of Canada	8/5/2025	165,087	USD	209,743	SGD	–		(3)
Royal Bank of Canada	8/6/2025	30,741,172	USD	46,877,335	AUD	8		–
Royal Bank of Canada	8/6/2025	36,904,486	USD	29,247,765	CHF	–		(858)
Standard Chartered Bank	7/3/2025	3,271,941	AUD	2,127,089	USD	17,205		–
Standard Chartered Bank	7/3/2025	2,004,166	CHF	2,473,207	USD	44,904		–
Standard Chartered Bank	7/3/2025	9,503,612	DKK	1,472,673	USD	22,702		–
Standard Chartered Bank	7/3/2025	10,511,206	EUR	12,146,729	USD	192,658		–
Standard Chartered Bank	7/3/2025	4,923,257	GBP	6,684,661	USD	61,951		–
Standard Chartered Bank	7/3/2025	809,964	ILS	225,191	USD	15,333		–
Standard Chartered Bank	7/3/2025	891,507,615	JPY	6,196,124	USD	–		(23,488)
Standard Chartered Bank	7/3/2025	5,237,392	NOK	527,479	USD	–		(9,932)
Standard Chartered Bank	7/3/2025	16,586,756	SEK	1,747,252	USD	–		(6,736)
Standard Chartered Bank	7/3/2025	14,391	SGD	11,241	USD	59		–
Standard Chartered Bank	7/3/2025	32,331,757	USD	50,217,380	AUD	–		(578,617)
Standard Chartered Bank	7/3/2025	37,592,749	USD	30,770,793	CHF	–		(1,068,852)
Standard Chartered Bank	7/3/2025	22,384,623	USD	146,775,749	DKK	–		(710,250)
Standard Chartered Bank	7/3/2025	184,630,281	USD	162,322,895	EUR	–		(5,924,923)
Standard Chartered Bank	7/3/2025	101,606,845	USD	75,336,541	GBP	–		(1,630,989)
Standard Chartered Bank	7/3/2025	3,422,904	USD	12,043,317	ILS	–		(153,433)
Standard Chartered Bank	7/3/2025	94,181,085	USD	13,543,993,471	JPY	404,953		–
Standard Chartered Bank	7/3/2025	8,017,688	USD	81,918,723	NOK	–		(77,329)
Standard Chartered Bank	7/3/2025	26,558,230	USD	254,628,358	SEK	–		(160,962)
Standard Chartered Bank	7/3/2025	170,860	USD	219,921	SGD	–		(1,823)
Standard Chartered Bank	7/7/2025	2,869,005	HKD	366,354	USD	–		(706)
Standard Chartered Bank	7/7/2025	5,568,576	USD	43,538,190	HKD	19,732		–
UBS Group AG	7/3/2025	47,450,255	AUD	31,097,322	USD	–		(406)
UBS Group AG	7/3/2025	28,777,967	CHF	36,157,449	USD	289		–
UBS Group AG	7/3/2025	136,828,824	DKK	21,529,972	USD	–		(227)
UBS Group AG	7/3/2025	151,269,401	EUR	177,581,049	USD	–		(1,838)
UBS Group AG	7/3/2025	71,316,428	GBP	97,727,469	USD	1,382		–
UBS Group AG	7/3/2025	11,086,692	ILS	3,292,216	USD	46		–
UBS Group AG	7/3/2025	13,082,644,590	JPY	90,585,227	USD	–		(3,390)
UBS Group AG	7/3/2025	78,038,956	NOK	7,711,570	USD	57		–
UBS Group AG	7/3/2025	243,430,851	SEK	25,544,230	USD	–		(38)
UBS Group AG	7/3/2025	209,294	SGD	164,337	USD	1		–
UBS Group AG	7/3/2025	32,331,757	USD	50,218,940	AUD	–		(579,639)
UBS Group AG	7/3/2025	37,592,749	USD	30,770,906	CHF	–		(1,068,994)
UBS Group AG	7/3/2025	22,384,623	USD	146,774,093	DKK	–		(709,990)
UBS Group AG	7/3/2025	184,630,281	USD	162,323,180	EUR	–		(5,925,258)
UBS Group AG	7/3/2025	101,606,845	USD	75,335,592	GBP	–		(1,629,688)
UBS Group AG	7/3/2025	3,422,904	USD	12,043,000	ILS	–		(153,340)
UBS Group AG	7/3/2025	94,181,085	USD	13,543,984,053	JPY	405,018		–
UBS Group AG	7/3/2025	8,017,688	USD	81,920,310	NOK	–		(77,486)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	7/3/2025	26,558,230	USD	254,638,875	SEK	$–	$(162,066)
UBS Group AG	7/3/2025	170,860	USD	219,937	SGD	–	(1,835)
UBS Group AG	7/7/2025	42,023,837	HKD	5,355,966	USD	–	(123)
UBS Group AG	7/7/2025	5,568,576	USD	43,533,885	HKD	20,280	–
UBS Group AG	8/5/2025	21,095,891	USD	133,745,860	DKK	–	(213)
UBS Group AG	8/5/2025	179,289,936	USD	152,393,802	EUR	303	–
UBS Group AG	8/5/2025	98,137,816	USD	71,606,107	GBP	–	(2,604)
UBS Group AG	8/5/2025	5,145,472	USD	40,250,969	HKD	35	–
UBS Group AG	8/5/2025	3,626,082	USD	12,208,655	ILS	–	(138)
UBS Group AG	8/5/2025	93,012,139	USD	13,383,712,006	JPY	2,822	–
UBS Group AG	8/5/2025	7,889,627	USD	79,826,702	NOK	–	(160)
UBS Group AG	8/5/2025	26,060,893	USD	247,836,121	SEK	–	(1,173)
UBS Group AG	8/5/2025	165,087	USD	209,741	SGD	–	(2)
UBS Group AG	8/6/2025	30,741,172	USD	46,878,122	AUD	–	(507)
UBS Group AG	8/6/2025	36,904,486	USD	29,247,838	CHF	–	(951)
						$3,188,411	$(51,635,387)

^	Amount represents less than $1.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,515,405,136	$–	$–	$2,515,405,136
Exchange-Traded Fund	238,514	–	–	238,514
Mutual Fund	–	6,844	–	6,844
Investment of Cash Collateral for Securities Loaned	–	13,078,024	–	13,078,024
Total Investments in Securities	$2,515,643,650	$13,084,868	$–	$2,528,728,518
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$3,188,411	$–	$3,188,412
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(51,635,387)	$–	$(51,635,388)
Total - Net	$2,515,643,650	$(35,362,108)	$–	$2,480,281,542

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.2%
Australia — 9.2%
Accent Group Ltd.	131,113	$119,865
Adairs Ltd.	49,705	68,080
AGL Energy Ltd.	74,563	475,455
Ampol Ltd.	23,786	401,239
ANZ Group Holdings Ltd.	89,599	1,712,238
APA Group	188,787	1,010,805
Aurizon Holdings Ltd.	160,655	319,014
Bendigo & Adelaide Bank Ltd.	11,611	96,181
BHP Group Ltd.	238,883	5,753,286
Cedar Woods Properties Ltd.	23,730	110,260
Centuria Capital Group	165,951	183,254
Coles Group Ltd.	86,882	1,186,591
Cromwell Property Group	634,869	141,461
Dalrymple Bay Infrastructure Ltd.	116,051	323,230
Dexus	109,741	478,260
Dicker Data Ltd.	43,908	232,215
Elders Ltd.	35,016	144,571
Endeavour Group Ltd.	125,957	331,009
Fortescue Ltd.	296,668	2,970,759
GPT Group	144,175	457,308
GR Engineering Services Ltd.	54,698	116,501
Growthpoint Properties Australia Ltd.	152,113	232,271
GWA Group Ltd.	82,953	130,472
Harvey Norman Holdings Ltd.	109,107	376,822
Inghams Group Ltd.	114,746	266,956
IPH Ltd.	61,888	185,757
Lycopodium Ltd.	13,305	90,333
Medibank Pvt Ltd.	36,751	121,628
Metcash Ltd.	152,844	391,650
Mirvac Group	295,982	426,738
Monadelphous Group Ltd.	22,497	258,894
Monash IVF Group Ltd.	132,959	61,430
Myer Holdings Ltd.	257,269	102,004
National Australia Bank Ltd.	68,090	1,756,353
New Hope Corp. Ltd.	108,938	264,152
Nick Scali Ltd.	20,410	243,571
NRW Holdings Ltd.	88,052	172,538
Origin Energy Ltd.	166,150	1,174,884
Perenti Ltd.	246,797	262,016
Premier Investments Ltd.	13,707	181,724
QBE Insurance Group Ltd.	16,972	260,158
Rio Tinto Ltd.(a)	21,530	1,511,571
Rio Tinto PLC	77,545	4,510,895
Santos Ltd.	222,726	1,118,080
Scentre Group	303,847	708,889
SmartGroup Corp. Ltd.	37,101	179,195
SRG Global Ltd.	150,747	170,416
Stanmore Resources Ltd.	130,094	159,431
Stockland	158,138	555,488
Suncorp Group Ltd.	16,630	235,516
Super Retail Group Ltd.	23,265	217,113
Telstra Group Ltd.	847,349	2,687,702
Transurban Group	157,128	1,439,574
Universal Store Holdings Ltd.	21,192	108,050
Ventia Services Group Pty. Ltd.	100,194	340,130
Vicinity Ltd.	346,673	561,165
Viva Energy Group Ltd.(b)	195,306	276,467
Waypoint REIT Ltd.	136,681	220,352
Westpac Banking Corp.	81,017	1,797,780
Total Australia		40,389,747
Austria — 0.9%
ANDRITZ AG	8,406	622,631
BAWAG Group AG*(b)	1,512	192,395
Erste Group Bank AG	7,048	598,159
Mondi PLC	28,404	462,994
Oesterreichische Post AG	10,655	378,348
Schoeller-Bleckmann Oilfield Equipment AG	4,888	172,994
Telekom Austria AG	62,137	703,866
Verbund AG	9,553	730,578
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,437	125,011
Total Austria		3,986,976
Belgium — 0.8%
Aedifica SA	6,439	499,234
Ageas SA	3,931	264,636
Bekaert SA	7,196	296,068
Cofinimmo SA	6,464	585,775
KBC Group NV	5,859	602,889
Melexis NV	4,244	359,438
Solvay SA	12,790	440,497
Warehouses De Pauw CVA	16,968	412,300
Xior Student Housing NV(e)	6,761	244,044
Total Belgium		3,704,881
China — 0.8%
BOC Hong Kong Holdings Ltd.	507,547	2,204,758
VSTECS Holdings Ltd.	354,000	350,392
Wilmar International Ltd.	367,300	827,662
Total China		3,382,812
Denmark — 0.2%
Danske Bank AS	11,699	475,448
Tryg AS	9,243	237,917
Total Denmark		713,365
Finland — 2.4%
Elisa OYJ	15,965	882,303
Fortum OYJ	80,238	1,496,637
Kesko OYJ, Class B	22,230	546,422
Nokian Renkaat OYJ(a)	25,553	184,171
Nordea Bank Abp	290,623	4,301,872
Outokumpu OYJ	80,158	329,515
Puuilo OYJ	20,854	319,457
Sampo OYJ, Class A	34,363	368,277
TietoEVRY OYJ	20,315	383,933
Tokmanni Group Corp.	18,342	227,149
UPM-Kymmene OYJ	31,031	843,620
Valmet OYJ	16,426	506,529
Total Finland		10,389,885

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

Investments	Shares	Value
France — 10.7%
Amundi SA(b)	4,189	$337,815
Arkema SA	4,753	348,986
AXA SA	141,338	6,913,450
Bouygues SA	27,532	1,241,027
Carrefour SA	49,274	692,348
Cie des Alpes	13,395	323,909
Coface SA	5,359	102,475
Covivio SA	9,219	579,503
Credit Agricole SA	225,991	4,261,714
Eiffage SA	6,376	892,522
Engie SA	327,230	7,653,566
Etablissements Maurel & Prom SA	41,852	237,288
FDJ UNITED(b)	17,031	665,728
Imerys SA	9,055	296,980
Klepierre SA	29,267	1,148,833
Manitou BF SA	11,931	292,709
Mersen SA	7,070	183,410
Metropole Television SA	26,366	406,679
Opmobility	25,698	327,598
Orange SA	195,622	2,965,682
Renault SA	16,930	777,641
Rexel SA	19,949	612,124
Rubis SCA	17,261	555,579
Societe BIC SA	5,290	327,870
Societe Generale SA	10,262	584,835
Television Francaise 1 SA	33,151	343,029
TotalEnergies SE	120,211	7,351,811
Veolia Environnement SA	34,333	1,219,129
Verallia SA(b)	15,559	515,043
Vicat SACA	7,959	549,349
Vinci SA	26,893	3,949,199
Wendel SE	906	95,290
Total France		46,753,121
Germany — 5.1%
Allianz SE, Registered Shares	20,925	8,452,059
Daimler Truck Holding AG	44,469	2,096,871
Deutsche Lufthansa AG, Registered Shares	72,024	607,036
Deutsche Post AG, Registered Shares	59,613	2,743,786
DWS Group GmbH & Co. KGaA(b)	3,861	227,518
E.ON SE	168,473	3,090,030
Evonik Industries AG	45,651	937,780
Freenet AG	16,133	523,438
Hamborner REIT AG	24,413	170,797
HochTief AG	4,244	833,458
SAF-Holland SE	13,852	278,049
Sirius Real Estate Ltd.	254,989	340,688
Sixt SE	3,567	346,484
Suedzucker AG	36,754	481,052
Traton SE	29,567	955,142
Wacker Neuson SE	15,215	434,001
Total Germany		22,518,189
Hong Kong — 4.5%
Cafe de Coral Holdings Ltd.	254,000	223,908
Cathay Pacific Airways Ltd.	869,000	1,184,497
CK Asset Holdings Ltd.	246,000	1,084,280
CK Infrastructure Holdings Ltd.	131,500	870,245
CLP Holdings Ltd.	180,000	1,515,669
CTF Services Ltd.	455,000	432,395
Dream International Ltd.	162,000	201,417
Hang Lung Group Ltd.	265,000	461,134
Hang Seng Bank Ltd.	24,500	367,032
HKT Trust & HKT Ltd.	686,000	1,024,194
Hong Kong & China Gas Co. Ltd.	1,184,000	993,957
Hongkong Land Holdings Ltd.	150,900	870,693
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,388,000	180,352
Jardine Matheson Holdings Ltd.	20,400	980,424
Johnson Electric Holdings Ltd.	191,000	525,554
Link REIT	193,150	1,030,953
Luk Fook Holdings International Ltd.	147,000	375,459
Man Wah Holdings Ltd.	418,400	229,720
MTR Corp. Ltd.	308,500	1,108,242
PCCW Ltd.	919,000	623,983
Power Assets Holdings Ltd.	135,518	870,941
SmarTone Telecommunications Holdings Ltd.	312,500	175,557
Stella International Holdings Ltd.	179,000	330,637
Sun Hung Kai Properties Ltd.	129,000	1,479,803
Swire Pacific Ltd., Class B	385,000	545,376
United Laboratories International Holdings Ltd.	230,000	440,076
VTech Holdings Ltd.	54,100	392,483
WH Group Ltd.(b)	854,000	821,363
Wharf Real Estate Investment Co. Ltd.	199,000	562,777
Total Hong Kong		19,903,121
Indonesia — 0.2%
First Pacific Co. Ltd.	604,000	427,801
First Resources Ltd.	217,800	251,377
Nickel Industries Ltd.	526,195	239,665
Total Indonesia		918,843
Ireland — 0.2%
AIB Group PLC	40,378	331,073
Bank of Ireland Group PLC	14,160	200,873
Kenmare Resources PLC	28,874	129,584
Origin Enterprises PLC	34,329	149,099
Total Ireland		810,629
Israel — 1.2%
Amot Investments Ltd.	72,175	488,882
Bank Hapoalim BM	20,949	401,997
Bank Leumi Le-Israel BM	20,984	390,206
Bezeq The Israeli Telecommunication Corp. Ltd.	316,601	540,596
Delek Group Ltd.^	0	35
ICL Group Ltd.	91,957	630,523
Isramco Negev 2 LP	478,903	326,948
Magic Software Enterprises Ltd.	15,142	289,575
Matrix IT Ltd.	11,473	399,298
Maytronics Ltd.	37,097	54,343
Mizrahi Tefahot Bank Ltd.	4,107	267,702

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

Investments	Shares	Value
Newmed Energy LP	141,776	$697,197
Oil Refineries Ltd.	969,464	261,403
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,004	386,548
Tamar Petroleum Ltd.(b)	25,664	315,513
Total Israel		5,450,766
Italy — 8.7%
A2A SpA	263,856	707,727
ACEA SpA	22,386	539,746
Arnoldo Mondadori Editore SpA	76,747	193,692
Ascopiave SpA	63,493	226,948
Banca Generali SpA	3,125	173,069
Banca Mediolanum SpA	13,889	238,359
Banca Monte dei Paschi di Siena SpA	14,890	126,231
Banco BPM SpA	26,913	313,138
BPER Banca SpA	20,624	186,800
Cairo Communication SpA*	40,612	138,488
Credito Emiliano SpA	11,201	164,879
d'Amico International Shipping SA	32,496	131,449
Enav SpA(b)	88,855	409,074
Enel SpA	886,482	8,383,045
Eni SpA	214,947	3,471,860
ERG SpA	16,060	349,893
FinecoBank Banca Fineco SpA	9,307	205,773
Generali	25,413	901,196
Hera SpA	116,086	558,969
Infrastrutture Wireless Italiane SpA(b)	55,342	674,318
Intesa Sanpaolo SpA	1,601,170	9,193,733
Iren SpA	176,062	541,476
Italgas SpA(a)	115,146	973,181
Italian Sea Group SpA	16,456	111,265
MARR SpA	15,504	176,534
Mediobanca Banca di Credito Finanziario SpA(a)	14,089	326,385
MFE-MediaForEurope NV, Class A	72,379	247,240
Orsero SpA	5,812	95,241
Piaggio & C SpA(a)	89,220	196,894
Poste Italiane SpA(b)	18,198	389,638
RAI Way SpA(b)	47,621	339,871
Snam SpA	229,239	1,383,671
Sogefi SpA	36,202	94,978
Terna - Rete Elettrica Nazionale	94,272	965,629
UniCredit SpA	71,230	4,758,433
Zignago Vetro SpA	18,366	180,448
Total Italy		38,069,271
Japan — 11.3%
Advan Group Co. Ltd.	17,800	101,172
Aisan Industry Co. Ltd.	19,700	229,262
AIT Corp.	8,700	106,729
Alconix Corp.	12,900	165,665
Amada Co. Ltd.	31,800	346,851
AOKI Holdings, Inc.	22,900	264,600
Aoyama Trading Co. Ltd.	16,800	254,713
ARE Holdings, Inc.	19,400	242,424
Asahi Kogyosha Co. Ltd.	10,800	185,876
Asanuma Corp.	25,900	134,660
Autobacs Seven Co. Ltd.	21,900	217,567
Bando Chemical Industries Ltd.	14,600	171,628
Central Glass Co. Ltd.	7,400	152,308
Chubu Steel Plate Co. Ltd.	11,600	169,770
Chugoku Marine Paints Ltd.	15,500	290,588
Citizen Watch Co. Ltd.	37,600	222,562
Cosel Co. Ltd.	14,500	112,430
Cosmo Energy Holdings Co. Ltd.	6,800	290,793
Dai-ichi Life Holdings, Inc.	47,900	363,449
Daiki Aluminium Industry Co. Ltd.	16,500	110,803
Daikoku Denki Co. Ltd.	4,800	72,842
Daikyonishikawa Corp.	30,900	138,408
Dear Life Co. Ltd.	17,100	143,363
Eagle Industry Co. Ltd.	14,400	191,408
Electric Power Development Co. Ltd.	17,700	300,953
ES-Con Japan Ltd.	30,200	207,194
Exedy Corp.	10,100	288,781
Forum Engineering, Inc.	18,100	152,374
Futaba Industrial Co. Ltd.	30,400	168,579
GLOBERIDE, Inc.	7,500	109,817
Glory Ltd.	13,500	314,310
Godo Steel Ltd.	6,400	166,153
G-Tekt Corp.	15,100	184,928
Hagiwara Electric Holdings Co. Ltd.	4,200	95,372
Hakuto Co. Ltd.	6,300	160,504
Hanwa Co. Ltd.	5,800	218,436
Haseko Corp.	26,200	392,424
Hazama Ando Corp.	31,400	315,424
Honda Motor Co. Ltd.	279,900	2,702,209
Hoosiers Holdings Co. Ltd.	14,900	128,323
HU Group Holdings, Inc.	13,100	289,035
Iino Kaiun Kaisha Ltd.	23,900	167,446
Inabata & Co. Ltd.	11,000	244,834
Inpex Corp.	60,900	853,768
Ishihara Sangyo Kaisha Ltd.	14,800	208,099
Isuzu Motors Ltd.	49,900	632,365
Itfor, Inc.	11,400	118,384
Itoham Yonekyu Holdings, Inc.	10,300	349,406
JALCO Holdings, Inc.(a)	41,300	89,779
Japan Tobacco, Inc.(a)	101,600	2,987,966
JDC Corp.	30,400	100,390
JFE Holdings, Inc.	40,600	471,364
JINUSHI Co. Ltd.	6,200	93,701
JSP Corp.	11,700	152,684
Kanematsu Corp.	16,800	319,205
Kawada Technologies, Inc.	7,200	192,904
KH Neochem Co. Ltd.	13,900	243,078
Kobe Steel Ltd.	38,300	417,351
Komatsu Ltd.	49,800	1,633,166
Krosaki Harima Corp.	12,500	287,307
KU Holdings Co. Ltd.	15,400	120,582
Kurimoto Ltd.	4,000	157,015
KYB Corp.	13,400	276,822
Kyoei Steel Ltd.	17,900	254,785
Kyokuto Kaihatsu Kogyo Co. Ltd.	12,800	237,400
Lixil Corp.	31,600	364,906
Marvelous, Inc.	40,500	142,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

Investments	Shares	Value
Mazda Motor Corp.	56,900	$342,475
MEITEC Group Holdings, Inc.	13,500	296,833
Mirai Industry Co. Ltd.	7,500	177,057
Mirarth Holdings, Inc.	49,500	128,852
Mitsuboshi Belting Ltd.	7,900	187,867
Mitsui DM Sugar Co. Ltd.	10,500	222,438
Miyaji Engineering Group, Inc.	8,100	105,480
Moriroku Co. Ltd.	5,100	81,808
Morito Co. Ltd.	11,600	110,904
Nakayama Steel Works Ltd.	34,500	148,562
Nichirin Co. Ltd.	5,400	128,229
Nippon Air Conditioning Services Co. Ltd.	14,100	109,719
Nippon Carbon Co. Ltd.	3,800	107,467
Nippon Soda Co. Ltd.	13,700	287,857
Nippon Steel Corp.	58,500	1,106,861
Nippon Yakin Kogyo Co. Ltd.	6,200	170,833
Nishimatsu Construction Co. Ltd.	5,900	196,061
Nissan Tokyo Sales Holdings Co. Ltd.	26,900	93,115
Niterra Co. Ltd.	15,700	521,721
Nitto Kogyo Corp.	12,300	265,253
Nittoc Construction Co. Ltd.	18,200	138,725
Noevir Holdings Co. Ltd.	6,600	197,847
Nomura Real Estate Holdings, Inc.	72,700	424,689
NS United Kaiun Kaisha Ltd.	7,400	200,312
NSK Ltd.	56,800	266,806
NTN Corp.	130,600	205,875
Obayashi Corp.	49,200	744,412
Okamura Corp.	16,800	258,202
Okumura Corp.	6,800	202,665
Okura Industrial Co. Ltd.	4,400	131,289
Ono Pharmaceutical Co. Ltd.	33,500	361,567
Onoken Co. Ltd.	13,100	126,969
Optimus Group Co. Ltd.	24,500	60,213
Oriental Shiraishi Corp.	45,500	115,920
Pigeon Corp.	20,400	247,435
Press Kogyo Co. Ltd.	36,700	138,471
PS Construction Co. Ltd.	16,700	200,014
Quick Co. Ltd.	6,300	103,237
Restar Corp.	13,000	229,859
Roland Corp.	6,800	148,998
Ryobi Ltd.	12,300	182,654
RYODEN Corp.	6,300	122,210
San-Ai Obbli Co. Ltd.	18,600	233,715
Sangetsu Corp.	13,000	265,949
Sanki Engineering Co. Ltd.	13,500	378,518
Sankyo Co. Ltd.	29,000	535,650
Sanshin Electronics Co. Ltd.	7,100	116,298
Sanyo Chemical Industries Ltd.	4,800	121,458
Satori Electric Co. Ltd.	10,600	120,130
SBI Holdings, Inc.	4,200	146,256
Scroll Corp.	14,100	103,862
SEC Carbon Ltd.	10,200	143,490
Seika Corp.	4,100	132,414
Seikitokyu Kogyo Co. Ltd.	13,400	136,092
Seino Holdings Co. Ltd.	17,600	269,888
Shibaura Electronics Co. Ltd.	4,700	194,905
Shin Nippon Biomedical Laboratories Ltd.	13,800	135,760
Shinagawa Refractories Co. Ltd.	15,400	176,874
Siix Corp.	17,600	142,072
Skymark Airlines, Inc.	23,100	79,162
SoftBank Corp.	2,299,100	3,549,443
Sojitz Corp.	17,280	424,089
Stella Chemifa Corp.	3,500	95,348
Subaru Corp.	41,100	715,754
Sumida Corp.	14,100	94,491
Sumiseki Holdings, Inc.(a)	19,900	84,728
Sumitomo Corp.	56,300	1,453,444
Sumitomo Seika Chemicals Co. Ltd.	4,100	123,189
Sun-Wa Technos Corp.	6,800	114,632
Tachi-S Co. Ltd.	15,600	186,191
Takeda Pharmaceutical Co. Ltd.	76,000	2,328,222
Tama Home Co. Ltd.	7,400	169,829
Tekken Corp.	4,900	97,969
Toa Corp.	31,300	327,854
Tokyo Energy & Systems, Inc.	12,000	106,587
Tokyo Tekko Co. Ltd.	2,900	109,017
Tokyu Construction Co. Ltd.	44,300	324,173
Topy Industries Ltd.	13,500	211,690
Tosoh Corp.	29,600	432,386
Toyo Construction Co. Ltd.	22,700	225,201
Toyo Seikan Group Holdings Ltd.	18,100	353,742
Toyo Tire Corp.	18,800	397,488
Toyobo Co. Ltd.	24,900	158,248
Toyoda Gosei Co. Ltd.	15,300	300,926
Toyota Boshoku Corp.	20,800	283,247
TRYT, Inc.	40,000	243,138
Tsuzuki Denki Co. Ltd.	6,000	116,432
UBE Corp.	14,700	230,201
Unipres Corp.	16,100	107,003
UNITED, Inc.(a)	26,400	104,909
Universal Entertainment Corp.*	22,600	151,924
Valqua Ltd.	5,600	119,021
ValueCommerce Co. Ltd.	13,500	72,806
VT Holdings Co. Ltd.	43,700	142,798
Wellneo Sugar Co. Ltd.	11,700	182,654
World Holdings Co. Ltd.	7,000	110,250
Yahagi Construction Co. Ltd.	14,600	172,133
Yondenko Corp.	15,400	139,559
Yondoshi Holdings, Inc.(a)	11,100	133,481
Total Japan		49,716,560
Jersey — 0.1%
Ithaca Energy PLC	240,272	518,908
Netherlands — 2.0%
Aegon Ltd.	24,725	178,436
ASR Nederland NV	2,257	149,372
Brunel International NV	15,366	161,434
ForFarmers NV	26,035	122,092
ING Groep NV	246,332	5,385,832
Koninklijke BAM Groep NV	43,216	383,258
Koninklijke KPN NV	288,934	1,402,787
PostNL NV(a)	169,013	183,119
SBM Offshore NV	16,471	435,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

Investments	Shares	Value
Wereldhave NV	15,419	$309,141
Total Netherlands		8,710,497
Norway — 4.1%
Aker ASA, Class A	7,313	473,336
Aker Solutions ASA	59,863	205,977
Austevoll Seafood ASA	28,492	272,822
DNB Bank ASA	75,680	2,083,505
Elmera Group ASA(b)	35,586	124,308
Equinor ASA	252,386	6,362,211
Europris ASA(b)	33,441	282,208
Frontline PLC	25,470	418,933
Gjensidige Forsikring ASA	6,756	170,507
Golden Ocean Group Ltd.	30,855	227,913
Hoegh Autoliners ASA	45,797	403,451
Kid ASA(b)	12,044	185,188
Klaveness Combination Carriers ASA(b)	19,153	115,451
Leroy Seafood Group ASA	62,068	293,176
MPC Container Ships ASA	119,501	188,586
Odfjell Drilling Ltd.	47,223	311,252
Odfjell SE, Class A	18,964	202,389
Panoro Energy ASA*	44,930	100,785
Rana Gruber ASA	10,540	71,762
Salmar ASA	10,473	452,050
SpareBank 1 Sor-Norge ASA	6,590	120,733
Stolt-Nielsen Ltd.	11,436	289,299
Telenor ASA	156,908	2,429,665
TGS ASA	29,497	250,528
Var Energi ASA	303,188	971,009
Veidekke ASA	27,312	437,221
Wallenius Wilhelmsen ASA	67,192	549,769
Total Norway		17,994,034
Portugal — 0.7%
Altri SGPS SA(a)	38,244	218,627
Banco Comercial Portugues SA, Class R	167,707	130,048
EDP SA	246,441	1,065,146
Navigator Co. SA	78,727	294,430
NOS SGPS SA	113,807	517,002
REN - Redes Energeticas Nacionais SGPS SA	122,385	434,576
Semapa-Sociedade de Investimento & Gestao	12,902	252,922
Sonae SGPS SA	253,396	359,318
Total Portugal		3,272,069
Singapore — 4.4%
Aztech Global Ltd.(e)	262,600	116,491
BW LPG Ltd.(b)	29,054	341,653
ComfortDelGro Corp. Ltd.	313,800	352,321
CSE Global Ltd.	265,100	117,600
DBS Group Holdings Ltd.	152,830	5,388,918
Delfi Ltd.	211,500	125,374
Digital Core REIT Management Pte. Ltd.	338,900	179,617
Food Empire Holdings Ltd.	188,300	272,031
Genting Singapore Ltd.	764,000	428,893
Geo Energy Resources Ltd.	486,900	128,066
Hafnia Ltd.	115,735	579,150
Keppel Infrastructure Trust	895,536	281,250
Keppel Ltd.	123,500	719,483
Netlink NBN Trust(e)	455,500	314,718
Oversea-Chinese Banking Corp. Ltd.	228,992	2,932,407
Riverstone Holdings Ltd.	308,300	162,180
Sheng Siong Group Ltd.	208,100	305,537
Singapore Airlines Ltd.	334,800	1,832,180
Singapore Telecommunications Ltd.	695,100	2,084,782
StarHub Ltd.	302,900	275,872
UMS Integration Ltd.	243,300	254,064
United Overseas Bank Ltd.	67,100	1,896,596
Venture Corp. Ltd.	33,500	300,110
Total Singapore		19,389,293
Spain — 8.8%
Acerinox SA	35,426	449,947
ACS Actividades de Construccion y Servicios SA	16,929	1,171,460
Aedas Homes SA(b)	12,984	370,363
Atresmedia Corp. de Medios de Comunicacion SA	60,892	369,541
Banco Bilbao Vizcaya Argentaria SA	469,430	7,193,829
Banco de Sabadell SA	65,880	209,032
Banco Santander SA	638,108	5,263,523
Bankinter SA	14,506	188,669
CaixaBank SA	496,021	4,281,896
Ebro Foods SA	18,937	384,565
Endesa SA	60,969	1,924,475
Faes Farma SA	58,797	314,381
Gestamp Automocion SA(b)	76,202	261,372
Iberdrola SA	363,440	6,949,702
Inmobiliaria Colonial Socimi SA	49,288	347,719
Logista Integral SA	17,838	582,108
Mapfre SA	51,178	208,461
Merlin Properties Socimi SA	41,031	536,068
Naturgy Energy Group SA(a)	62,663	1,986,037
Neinor Homes SA*(b)	14,616	285,149
Prosegur Cia de Seguridad SA	139,632	477,789
Redeia Corp. SA	39,541	842,435
Repsol SA	103,679	1,513,383
Sacyr SA	76,995	313,440
Telefonica SA(a)	408,155	2,135,884
Total Spain		38,561,228
Sweden — 2.9%
Atea ASA*	17,874	281,188
Bilia AB, Class A	19,994	267,904
Bravida Holding AB(b)	30,186	301,372
Cloetta AB, Class B	84,855	303,079
Coor Service Management Holding AB(b)	31,835	138,358
H & M Hennes & Mauritz AB, Class B(a)	62,038	865,111
Hexpol AB	35,965	346,050
NCC AB, Class B	14,492	268,235
Sagax AB, Class D	43,045	151,306
Skandinaviska Enskilda Banken AB, Class A	65,857	1,140,875
SSAB AB, Class B	104,792	614,431
Svenska Handelsbanken AB, Class A	24,680	327,456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

Investments	Shares	Value
Swedbank AB, Class A	43,844	$1,152,409
Tele2 AB, Class B	78,111	1,133,095
Telia Co. AB	297,302	1,059,698
Volvo AB, Class B	162,134	4,515,064
Total Sweden		12,865,631
Switzerland — 2.3%
Allreal Holding AG, Registered Shares	1,552	363,043
Baloise Holding AG, Registered Shares	801	188,376
Banque Cantonale Vaudoise, Registered Shares	1,007	115,691
EFG International AG*	6,048	111,691
Helvetia Holding AG, Registered Shares	975	227,949
Kuehne & Nagel International AG, Registered Shares	5,851	1,261,714
Mobilezone Holding AG, Registered Shares	12,867	184,923
OC Oerlikon Corp. AG, Registered Shares	49,370	228,863
Swiss Life Holding AG, Registered Shares	511	515,237
Swisscom AG, Registered Shares	2,174	1,536,275
Zurich Insurance Group AG	7,725	5,382,268
Total Switzerland		10,116,030
United Kingdom — 13.2%
Admiral Group PLC	4,128	184,977
Assura PLC	560,367	385,869
Aviva PLC	27,094	229,898
B&M European Value Retail SA	111,924	416,260
Bakkavor Group PLC(b)	115,763	342,653
Brickability Group PLC	104,180	91,368
British American Tobacco PLC	193,054	9,161,415
British Land Co. PLC	77,401	399,234
BT Group PLC	611,418	1,623,346
Card Factory PLC	127,422	158,199
CK Hutchison Holdings Ltd.	233,000	1,433,618
DCC PLC	6,375	413,037
Dr. Martens PLC	312,432	321,320
Drax Group PLC	43,735	415,330
Dunelm Group PLC	28,908	469,427
Halfords Group PLC	66,201	140,614
Hammerson PLC	64,402	263,877
Harbour Energy PLC	100,286	269,219
Hollywood Bowl Group PLC	46,454	160,419
HSBC Holdings PLC	1,610,671	19,462,928
Imperial Brands PLC	83,504	3,292,141
Inchcape PLC	33,784	336,108
Investec PLC	12,735	95,110
ITV PLC	416,979	471,125
J Sainsbury PLC	148,989	591,676
James Halstead PLC(a)	92,385	201,927
Johnson Matthey PLC	16,969	403,680
Land Securities Group PLC	64,296	555,961
Lloyds Banking Group PLC	992,342	1,043,009
LondonMetric Property PLC	168,991	470,101
Me Group International PLC	73,228	230,299
Midwich Group PLC	43,786	126,604
MONY Group PLC	96,765	293,315
Morgan Advanced Materials PLC	60,912	183,636
Morgan Sindall Group PLC	5,229	327,824
MP Evans Group PLC	19,512	302,142
National Grid PLC	276,134	4,016,716
NatWest Group PLC	106,696	747,722
Norcros PLC	28,660	107,611
PageGroup PLC	41,898	153,068
Pennon Group PLC	59,751	410,627
Pets at Home Group PLC	59,437	213,398
Primary Health Properties PLC	218,476	296,095
Reach PLC	116,261	116,621
Reckitt Benckiser Group PLC	30,433	2,066,425
Schroders PLC	24,789	122,766
Severfield PLC	106,119	54,678
Severn Trent PLC	17,293	647,888
SThree PLC	41,584	139,327
Taylor Wimpey PLC	277,536	451,632
Telecom Plus PLC	11,974	317,013
TORM PLC, Class A(a)	19,425	326,256
United Utilities Group PLC	41,085	642,674
Vesuvius PLC	49,420	265,744
Victrex PLC	20,975	223,046
Wickes Group PLC	77,925	239,731
Workspace Group PLC	29,525	170,132
WPP PLC	68,848	483,617
Zigup PLC	59,931	291,549
Total United Kingdom		57,772,002
United States — 4.5%
Arcus Biosciences, Inc.	8,265	221,203
BP PLC	873,380	4,376,828
Gecina SA	5,135	562,386
GSK PLC	173,184	3,298,784
RHI Magnesita NV	5,639	229,117
Shell PLC	240,952	8,431,360
Signify NV(b)	15,679	422,942
Swiss Re AG	11,366	1,958,350
Yue Yuen Industrial Holdings Ltd.	185,000	283,274
Total United States		19,784,244
TOTAL COMMON STOCKS
(Cost: $356,575,830)		435,692,102
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree International LargeCap Dividend Fund(c)
(Cost: $43,243)	734	43,722

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.8%
United States — 1.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)
(Cost: $7,687,324)	7,687,324	$7,687,324
TOTAL INVESTMENTS IN SECURITIES — 101.0% (Cost: $364,306,397)		443,423,148
Other Liabilities less Assets — (1.0)%		(4,278,172)
NET ASSETS — 100.0%		$439,144,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

*	Non-income producing security.
^	Share amount represents a fractional share.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,902,303 and the total market value of the collateral held by the Fund was $9,367,811. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,680,487.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(e)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree International LargeCap Dividend Fund	$55	$1,091,953	$1,038,884	$(9,876)	$474	$43,722	$18,097

FINANCIAL DERIVATIVE INSTRUMENTS FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	6/27/2025	81,022	USD	11,724,500	JPY	$–	$(148)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$435,692,102	$–	$–	$435,692,102
Exchange-Traded Fund	43,722	–	–	43,722
Investment of Cash Collateral for Securities Loaned	–	7,687,324	–	7,687,324
Total Investments in Securities	$435,735,824	$7,687,324	$–	$443,423,148
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(148)	$–	$(148)
Total - Net	$435,735,824	$7,687,176	$–	$443,423,000

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.2%
Australia — 6.9%
ANZ Group Holdings Ltd.	127,303	$2,432,761
Aristocrat Leisure Ltd.	17,417	743,866
BHP Group Ltd.	246,973	5,948,126
Brambles Ltd.	69,079	1,060,245
Coles Group Ltd.	90,222	1,232,207
Commonwealth Bank of Australia	45,453	5,503,264
Fortescue Ltd.	307,588	3,080,109
Glencore PLC	297,165	1,154,875
Goodman Group	22,573	506,520
Macquarie Group Ltd.	5,601	839,580
National Australia Bank Ltd.	98,193	2,532,847
REA Group Ltd.	3,029	477,386
Rio Tinto Ltd.	22,362	1,569,984
Rio Tinto PLC	80,715	4,695,298
Telstra Group Ltd.	886,466	2,811,777
Transurban Group	167,370	1,533,409
Wesfarmers Ltd.	51,991	2,887,628
Westpac Banking Corp.	119,634	2,654,697
Woolworths Group Ltd.	49,559	1,010,406
Total Australia		42,674,985
Austria — 0.4%
Erste Group Bank AG	18,678	1,585,189
Verbund AG	9,979	763,157
Total Austria		2,348,346
Belgium — 0.6%
Anheuser-Busch InBev SA	27,440	1,875,935
KBC Group NV	14,719	1,514,580
UCB SA	2,562	502,086
Total Belgium		3,892,601
Chile — 0.1%
Antofagasta PLC	22,091	547,779
China — 0.8%
BOC Hong Kong Holdings Ltd.	747,634	3,247,684
Prosus NV	17,550	977,932
Wilmar International Ltd.	376,700	848,843
Total China		5,074,459
Denmark — 1.1%
Carlsberg AS, Class B	5,700	804,805
Coloplast AS, Class B	6,234	590,071
Danske Bank AS	35,772	1,453,776
DSV AS	1,877	449,478
Novo Nordisk AS, Class B	41,948	2,901,341
Novonesis Novozymes, Class B	7,273	519,631
Total Denmark		6,719,102
Finland — 1.4%
Kone OYJ, Class B	27,424	1,798,869
Nokia OYJ	206,474	1,067,879
Nordea Bank Abp	361,184	5,346,333
UPM-Kymmene OYJ	26,974	733,325
Total Finland		8,946,406
France — 11.9%
Air Liquide SA	15,201	3,125,143
Airbus SE	11,367	2,365,206
AXA SA	165,297	8,085,388
Bollore SE	67,038	419,431
Capgemini SE	4,153	707,118
Cie de Saint-Gobain SA	16,221	1,897,247
Cie Generale des Etablissements Michelin SCA	47,480	1,757,862
Credit Agricole SA	279,319	5,267,367
Danone SA	24,347	1,982,289
Dassault Aviation SA	2,406	847,849
Dassault Systemes SE	14,717	530,877
Engie SA	335,619	7,849,776
EssilorLuxottica SA	8,756	2,393,799
Hermes International SCA	867	2,339,756
Legrand SA	7,255	966,598
L'Oreal SA	10,138	4,321,066
LVMH Moet Hennessy Louis Vuitton SE	10,777	5,624,446
Orange SA	205,081	3,109,083
Pernod Ricard SA	10,403	1,033,098
Publicis Groupe SA	11,452	1,286,219
Safran SA	7,545	2,443,562
Thales SA	5,873	1,720,747
TotalEnergies SE	124,262	7,599,560
Veolia Environnement SA	37,285	1,323,951
Vinci SA	27,754	4,075,635
Total France		73,073,073
Germany — 8.2%
adidas AG	1,488	345,757
Allianz SE, Registered Shares	24,926	10,068,150
Beiersdorf AG	3,226	403,677
Daimler Truck Holding AG	46,408	2,188,301
Deutsche Boerse AG	2,255	732,963
Deutsche Post AG, Registered Shares	63,485	2,922,001
Deutsche Telekom AG, Registered Shares	208,550	7,581,651
E.ON SE	175,366	3,216,458
Hannover Rueck SE	2,478	777,231
Heidelberg Materials AG	10,032	2,348,735
Henkel AG & Co. KGaA	11,325	817,571
Merck KGaA	3,044	393,052
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,721	3,051,284
Rheinmetall AG	869	1,833,075
RWE AG	29,694	1,234,958
SAP SE	13,339	4,042,107
Siemens AG, Registered Shares	21,489	5,490,189
Siemens Healthineers AG(a)	24,489	1,352,805
Symrise AG	3,469	362,985
Vonovia SE	30,246	1,061,932
Total Germany		50,224,882
Hong Kong — 1.4%
AIA Group Ltd.	176,004	1,578,431
CK Infrastructure Holdings Ltd.	136,000	900,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2025

Investments	Shares	Value
CLP Holdings Ltd.	192,000	$1,616,713
Hang Seng Bank Ltd.	60,018	899,123
Hong Kong Exchanges & Clearing Ltd.	9,624	513,443
MTR Corp. Ltd.	310,938	1,117,000
Sun Hung Kai Properties Ltd.	138,442	1,588,115
Techtronic Industries Co. Ltd.	44,500	489,217
Total Hong Kong		8,702,068
Ireland — 0.1%
Kerry Group PLC, Class A	5,418	596,242
Italy — 6.0%
Enel SpA	909,290	8,598,729
Eni SpA	223,526	3,610,430
Ferrari NV	1,916	935,849
Generali	49,644	1,760,475
Intesa Sanpaolo SpA	1,825,240	10,480,318
Moncler SpA	9,053	514,234
Poste Italiane SpA(a)	64,876	1,389,061
PRADA SpA	78,000	483,898
Prysmian SpA	7,483	527,386
Snam SpA	243,013	1,466,810
Terna - Rete Elettrica Nazionale	101,238	1,036,982
UniCredit SpA	90,052	6,015,813
Total Italy		36,819,985
Japan — 14.7%
Advantest Corp.	7,700	567,991
Aeon Co. Ltd.	16,345	500,155
Ajinomoto Co., Inc.	23,700	641,374
Asahi Group Holdings Ltd.	56,305	751,344
Bridgestone Corp.	32,155	1,313,403
Canon, Inc.(b)	45,836	1,329,274
Central Japan Railway Co.	21,200	474,356
Chugai Pharmaceutical Co. Ltd.	25,600	1,333,656
Dai-ichi Life Holdings, Inc.	53,300	404,423
Daiichi Sankyo Co. Ltd.	28,600	666,268
Daikin Industries Ltd.	5,800	683,617
Daiwa House Industry Co. Ltd.	29,400	1,008,326
Disco Corp.	1,700	501,720
East Japan Railway Co.	31,500	677,781
ENEOS Holdings, Inc.	132,000	653,489
Fast Retailing Co. Ltd.	3,200	1,097,054
FUJIFILM Holdings Corp.	28,100	611,238
Fujitsu Ltd.	28,600	695,967
Hitachi Ltd.	57,000	1,659,351
Honda Motor Co. Ltd.	290,400	2,803,578
Hoya Corp.	3,300	391,924
Inpex Corp.(b)	67,100	940,687
ITOCHU Corp.	43,500	2,275,510
Japan Tobacco, Inc.(b)	106,209	3,123,513
Kao Corp.	14,700	657,121
KDDI Corp.	145,560	2,499,144
Keyence Corp.	1,700	680,730
Komatsu Ltd.	53,767	1,763,261
Kubota Corp.(b)	49,500	555,845
LY Corp.	176,300	647,371
Marubeni Corp.	80,100	1,615,364
Mitsubishi Corp.	144,915	2,897,397
Mitsubishi Electric Corp.	61,781	1,330,615
Mitsubishi Estate Co. Ltd.	40,000	748,520
Mitsubishi Heavy Industries Ltd.	53,400	1,334,584
Mitsubishi UFJ Financial Group, Inc.	275,300	3,779,431
Mitsui Fudosan Co. Ltd.	96,700	933,895
Mizuho Financial Group, Inc.	49,414	1,365,988
Murata Manufacturing Co. Ltd.	47,530	708,779
NEC Corp.	24,600	718,525
NIDEC Corp.	31,500	611,704
Nintendo Co. Ltd.	34,500	3,315,172
Nippon Paint Holdings Co. Ltd.	66,100	530,832
Nippon Steel Corp.	64,800	1,226,061
Nomura Research Institute Ltd.	13,200	528,475
NTT, Inc.	3,477,500	3,707,536
Obic Co. Ltd.	13,800	536,064
Olympus Corp.	16,200	192,343
Oriental Land Co. Ltd.	18,200	418,822
Otsuka Holdings Co. Ltd.	14,800	732,700
Recruit Holdings Co. Ltd.	11,200	661,788
Secom Co. Ltd.	15,000	538,233
Sekisui House Ltd.	33,900	747,023
Shimano, Inc.	2,400	347,343
Shin-Etsu Chemical Co. Ltd.	43,200	1,427,190
SoftBank Corp.	2,337,700	3,609,035
Sony Group Corp.	56,500	1,458,998
Sumitomo Corp.	62,510	1,613,762
Sumitomo Mitsui Financial Group, Inc.	83,082	2,090,207
Suzuki Motor Corp.	70,468	850,329
Takeda Pharmaceutical Co. Ltd.	78,300	2,398,681
TDK Corp.	44,000	516,473
Terumo Corp.	23,800	436,637
Tokio Marine Holdings, Inc.	32,600	1,379,200
Tokyo Electron Ltd.	12,450	2,385,794
Toyota Motor Corp.	545,865	9,421,174
Toyota Tsusho Corp.	56,700	1,283,203
Unicharm Corp.	25,900	186,569
Total Japan		90,493,917
Macau — 0.1%
Galaxy Entertainment Group Ltd.	113,000	501,662
Netherlands — 2.6%
ASM International NV	586	373,792
ASML Holding NV	3,861	3,071,041
Heineken Holding NV	10,718	795,768
Heineken NV	15,254	1,325,395
ING Groep NV	296,908	6,491,632
Koninklijke Ahold Delhaize NV	40,591	1,691,494
Universal Music Group NV	45,970	1,482,872
Wolters Kluwer NV	6,300	1,049,756
Total Netherlands		16,281,750
Norway — 2.1%
DNB Bank ASA	111,381	3,066,370
Equinor ASA	260,729	6,572,524
Kongsberg Gruppen ASA	26,791	1,034,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2025

Investments	Shares	Value
Telenor ASA	163,185	$2,526,863
Total Norway		13,200,497
Portugal — 0.2%
EDP SA	243,100	1,050,706
Singapore — 2.5%
DBS Group Holdings Ltd.	181,687	6,406,441
Oversea-Chinese Banking Corp. Ltd.	300,712	3,850,832
Singapore Telecommunications Ltd.	726,300	2,178,358
United Overseas Bank Ltd.	99,486	2,811,994
Total Singapore		15,247,625
Spain — 7.1%
Aena SME SA(a)	93,510	2,487,313
Amadeus IT Group SA	15,393	1,291,577
Banco Bilbao Vizcaya Argentaria SA	560,062	8,582,729
Banco Santander SA	810,410	6,684,780
CaixaBank SA	636,162	5,491,661
Endesa SA	63,889	2,016,644
Iberdrola SA	384,405	7,350,595
Industria de Diseno Textil SA	109,787	5,693,627
Naturgy Energy Group SA(b)	65,798	2,085,398
Telefonica SA	431,526	2,258,185
Total Spain		43,942,509
Sweden — 3.6%
Alfa Laval AB	14,170	591,457
Assa Abloy AB, Class B	31,824	985,735
Atlas Copco AB, Class A	91,996	1,475,446
Atlas Copco AB, Class B	48,575	685,271
Epiroc AB, Class A	41,407	892,407
Essity AB, Class B	29,834	820,166
Evolution AB(a)	9,157	722,152
H & M Hennes & Mauritz AB, Class B	64,156	894,646
Hexagon AB, Class B	57,669	575,819
Investment AB Latour, Class B	20,031	523,769
Sandvik AB	44,214	1,006,255
Skandinaviska Enskilda Banken AB, Class A	120,623	2,089,614
Svenska Handelsbanken AB, Class A	99,375	1,318,514
Swedbank AB, Class A	81,328	2,137,651
Telefonaktiebolaget LM Ericsson, Class B	147,221	1,250,322
Volvo AB, Class A	37,677	1,050,800
Volvo AB, Class B	179,694	5,004,070
Total Sweden		22,024,094
Switzerland — 4.1%
ABB Ltd., Registered Shares	52,035	3,092,683
Cie Financiere Richemont SA, Class A, Registered Shares	12,615	2,368,482
DSM-Firmenich AG	7,124	754,800
Geberit AG, Registered Shares	1,170	917,186
Givaudan SA, Registered Shares	246	1,187,043
Kuehne & Nagel International AG, Registered Shares	6,056	1,305,920
Lonza Group AG, Registered Shares	823	584,165
Partners Group Holding AG	280	364,070
Sandoz Group AG	8,762	477,947
Schindler Holding AG, Participation Certificate	2,125	787,531
Schindler Holding AG, Registered Shares	1,468	530,214
SGS SA, Registered Shares	11,657	1,178,880
Sika AG, Registered Shares	2,790	754,982
Sonova Holding AG, Registered Shares	1,098	326,090
Straumann Holding AG, Registered Shares	2,388	310,650
Swiss Life Holding AG, Registered Shares	548	552,544
Swisscom AG, Registered Shares	2,295	1,621,781
UBS Group AG, Registered Shares	47,429	1,599,835
Zurich Insurance Group AG	9,389	6,541,632
Total Switzerland		25,256,435
United Kingdom — 12.4%
Ashtead Group PLC	8,096	517,995
Associated British Foods PLC	31,289	882,406
AstraZeneca PLC	43,584	6,044,200
Aviva PLC	62,936	534,025
BAE Systems PLC	80,090	2,070,458
Barclays PLC	263,427	1,217,609
British American Tobacco PLC	199,004	9,443,773
BT Group PLC	652,084	1,731,317
CK Hutchison Holdings Ltd.	245,000	1,507,452
Compass Group PLC	53,600	1,812,029
Diageo PLC	72,658	1,820,082
HSBC Holdings PLC	1,735,029	20,965,638
Imperial Brands PLC	86,119	3,395,237
InterContinental Hotels Group PLC	4,855	552,469
Lloyds Banking Group PLC	1,899,718	1,996,713
London Stock Exchange Group PLC	3,972	578,866
National Grid PLC	282,748	4,112,925
NatWest Group PLC	232,342	1,628,245
Next PLC	4,063	692,625
Reckitt Benckiser Group PLC	31,184	2,117,419
RELX PLC	50,839	2,742,797
SSE PLC	60,797	1,525,463
Tesco PLC	277,409	1,525,531
Unilever PLC	113,106	6,858,516
Total United Kingdom		76,273,790
United States — 10.9%
Alcon, Inc.	3,313	292,177
BP PLC	911,123	4,565,972
CSL Ltd.	7,132	1,119,319
Experian PLC	19,694	1,012,577
Ferrovial SE	19,009	1,009,918
GSK PLC	180,380	3,435,852
Haleon PLC	188,661	967,942
Holcim AG, Registered Shares	30,719	2,273,051
Nestle SA, Registered Shares	90,288	8,941,461
Novartis AG, Registered Shares	107,553	12,994,186
Roche Holding AG	24,162	7,843,544
Roche Holding AG, Bearer Shares	4,349	1,502,481
Sanofi SA	48,797	4,709,016
Schneider Electric SE	12,967	3,436,971
Shell PLC	249,397	8,726,867
Swiss Re AG	18,049	3,109,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2025

Investments	Shares	Value
Tenaris SA	53,551	$1,004,201
Total United States		66,945,359
TOTAL COMMON STOCKS
(Cost: $425,400,753)		610,838,272
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $154,707)	154,707	154,707
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.1%
United States — 1.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $7,011,943)	7,011,943	7,011,943
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $432,567,403)		618,004,922
Other Liabilities less Assets — (0.3)%		(2,026,962)
NET ASSETS — 100.0%		$615,977,960

(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,620,813 and the total market value of the collateral held by the Fund was $7,970,766. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $958,823.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$610,838,272	$–	$–	$610,838,272
Mutual Fund	–	154,707	–	154,707
Investment of Cash Collateral for Securities Loaned	–	7,011,943	–	7,011,943
Total Investments in Securities	$610,838,272	$7,166,650	$–	$618,004,922

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 8.8%
AGL Energy Ltd.	45,421	$289,630
ALS Ltd.	13,903	155,804
Ampol Ltd.	13,059	220,289
Ansell Ltd.	2,341	46,470
APA Group	127,123	680,643
ASX Ltd.	4,955	226,529
Aurizon Holdings Ltd.	77,745	154,379
Bank of Queensland Ltd.	31,957	162,937
Bendigo & Adelaide Bank Ltd.	39,801	329,697
BlueScope Steel Ltd.	11,458	173,533
Brickworks Ltd.	3,503	78,972
CAR Group Ltd.	7,685	188,461
Challenger Ltd.	24,841	131,539
Charter Hall Group	11,754	147,820
Cleanaway Waste Management Ltd.	42,891	76,455
Cochlear Ltd.	868	170,892
Computershare Ltd.	22,507	588,376
Dexus	62,137	270,798
Dyno Nobel Ltd.	39,336	69,345
Endeavour Group Ltd.	55,673	146,306
Evolution Mining Ltd.	26,090	133,194
Flight Centre Travel Group Ltd.	6,858	56,090
GPT Group	72,206	229,030
Harvey Norman Holdings Ltd.	43,684	150,871
IDP Education Ltd.(a)	1,591	3,827
Insurance Australia Group Ltd.	103,862	614,636
JB Hi-Fi Ltd.	5,065	366,290
Lottery Corp. Ltd.	97,064	339,046
Medibank Pvt Ltd.	153,360	507,548
Mirvac Group	156,878	226,182
Netwealth Group Ltd.	2,238	49,266
New Hope Corp. Ltd.	52,124	126,390
Northern Star Resources Ltd.	22,492	273,429
Orica Ltd.	15,709	200,647
Origin Energy Ltd.	123,400	872,589
Premier Investments Ltd.	4,194	55,603
Pro Medicus Ltd.	523	97,711
Qube Holdings Ltd.	46,413	130,184
Ramsay Health Care Ltd.	3,957	95,145
Reece Ltd.	7,194	67,654
Santos Ltd.	169,782	852,303
Scentre Group	213,017	496,979
SEEK Ltd.	5,171	81,501
SGH Ltd.	5,778	204,742
Sonic Healthcare Ltd.	12,330	216,476
Steadfast Group Ltd.	29,668	116,852
Stockland	105,383	370,176
Suncorp Group Ltd.	57,091	808,529
Super Retail Group Ltd.	7,210	67,285
Technology One Ltd.	3,514	94,442
TPG Telecom Ltd.	64,590	225,614
Vicinity Ltd.	237,273	384,077
Viva Energy Group Ltd.(b)	67,342	95,326
Whitehaven Coal Ltd.	18,853	67,089
Worley Ltd.	14,847	127,268
Total Australia		13,112,866
Austria — 2.2%
ANDRITZ AG	5,343	395,756
BAWAG Group AG*(b)	6,896	877,484
CA Immobilien Anlagen AG	3,118	88,793
Mondi PLC	16,064	261,848
Raiffeisen Bank International AG	29,074	883,246
Telekom Austria AG	19,252	218,080
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,256	320,915
voestalpine AG	5,205	146,026
Wienerberger AG	3,376	125,307
Total Austria		3,317,455
Belgium — 1.9%
Ackermans & van Haaren NV	637	162,260
Aedifica SA	3,304	256,168
Ageas SA	12,239	823,933
Azelis Group NV	2,688	42,691
Colruyt Group NV	5,370	231,467
D'ieteren Group	955	204,475
Elia Group SA	1,478	169,591
Melexis NV	1,728	146,350
Shurgard Self Storage Ltd.	1,854	80,524
Solvay SA	8,219	283,069
Syensqo SA	2,013	154,727
Warehouses De Pauw CVA	10,792	262,231
Total Belgium		2,817,486
Brazil — 0.1%
Yara International ASA	3,714	136,527
Denmark — 1.3%
Alm Brand AS	49,639	132,146
H Lundbeck AS	16,314	93,328
ISS AS	3,273	90,942
Jyske Bank AS, Registered Shares	1,122	113,157
Pandora AS	2,072	362,514
Ringkjoebing Landbobank AS	214	46,734
Rockwool AS, Class B	2,030	94,668
Tryg AS	36,468	938,696
Total Denmark		1,872,185
Faroe Islands — 0.0%
Bakkafrost P/F	994	44,574
Finland — 2.6%
Elisa OYJ	11,037	609,958
Fortum OYJ	62,024	1,156,901
Hiab OYJ, Class B	1,827	110,233
Huhtamaki OYJ	4,083	145,127
Kemira OYJ	7,273	167,931
Kesko OYJ, Class B	13,655	335,645
Konecranes OYJ	2,302	181,993
Metso OYJ	25,823	332,829
Orion OYJ, Class B	3,342	250,484
Valmet OYJ	8,823	272,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2025

Investments	Shares	Value
Wartsila OYJ Abp	13,142	$309,152
Total Finland		3,872,328
France — 7.1%
Accor SA	6,215	323,408
Aeroports de Paris SA	3,015	376,566
Alten SA	443	38,715
Amundi SA(b)	11,496	927,077
Arkema SA	2,630	193,106
BioMerieux	801	110,386
Bouygues SA	20,826	938,749
Bureau Veritas SA	16,177	549,552
Carrefour SA	33,542	471,298
Covivio SA	6,176	388,221
Edenred SE	7,368	227,380
Eiffage SA	3,971	555,867
Elis SA	5,217	149,058
FDJ UNITED(b)	11,559	451,832
Gaztransport & Technigaz SA	1,473	290,831
Getlink SE	24,197	465,536
Imerys SA	3,525	115,611
Interparfums SA	1,774	68,773
Ipsen SA	805	95,534
Klepierre SA	21,995	863,381
Nexans SA	772	100,499
Renault SA	11,845	544,073
Rexel SA	12,838	393,927
Rubis SCA	10,304	331,654
SEB SA	1,235	116,121
Societe BIC SA	2,472	153,213
Sopra Steria Group	435	105,597
SPIE SA	5,722	320,390
Technip Energies NV	4,432	185,937
Valeo SE	8,956	97,666
Verallia SA(b)	8,911	294,977
Vivendi SE*	15,569	53,530
Wendel SE	2,347	246,850
Total France		10,545,315
Germany — 4.2%
Aurubis AG	793	82,195
Bechtle AG	2,329	108,754
Brenntag SE	4,222	278,527
Continental AG	6,408	557,382
CTS Eventim AG & Co. KGaA	1,920	237,550
Deutsche Lufthansa AG, Registered Shares	46,029	387,943
Deutsche Wohnen SE	2,872	81,248
DWS Group GmbH & Co. KGaA(b)	9,362	551,677
Evonik Industries AG	30,026	616,805
Fielmann Group AG	2,209	147,025
Freenet AG	9,360	303,687
GEA Group AG	4,550	317,256
Gerresheimer AG	343	19,278
HochTief AG	2,601	510,797
Hugo Boss AG	2,007	92,517
KION Group AG	2,250	124,768
Knorr-Bremse AG	4,157	400,379
Krones AG	710	116,681
LEG Immobilien SE	1,766	156,202
Nemetschek SE	625	90,240
Scout24 SE(b)	1,183	162,613
Sixt SE	1,420	137,933
Softwareone Holding AG	1,981	19,661
Stroeer SE & Co. KGaA	2,282	136,347
Traton SE	21,692	700,746
Total Germany		6,338,211
Hong Kong — 5.2%
Bank of East Asia Ltd.	96,180	148,252
Cathay Pacific Airways Ltd.	617,000	841,006
CK Asset Holdings Ltd.	176,000	775,745
DFI Retail Group Holdings Ltd., Registered Shares	61,900	170,844
HKT Trust & HKT Ltd.	484,000	722,609
Hong Kong & China Gas Co. Ltd.	908,000	762,257
Hongkong Land Holdings Ltd.	100,800	581,616
Jardine Matheson Holdings Ltd.	14,200	682,452
Link REIT	151,100	806,508
Man Wah Holdings Ltd.	163,600	89,824
PCCW Ltd.	539,000	365,971
Power Assets Holdings Ltd.	98,000	629,822
Swire Pacific Ltd., Class A	35,000	299,841
WH Group Ltd.(b)	591,500	568,895
Wharf Real Estate Investment Co. Ltd.	130,000	367,643
Total Hong Kong		7,813,285
Ireland — 1.6%
AIB Group PLC	168,966	1,385,409
Bank of Ireland Group PLC	65,698	931,990
Glanbia PLC	7,533	110,533
Total Ireland		2,427,932
Israel — 3.2%
Azrieli Group Ltd.	3,058	281,236
Bank Hapoalim BM	50,957	977,830
Bank Leumi Le-Israel BM	53,567	996,100
Bezeq The Israeli Telecommunication Corp. Ltd.	146,324	249,848
Camtek Ltd.*	580	50,017
Elbit Systems Ltd.	365	162,367
First International Bank of Israel Ltd.	4,689	339,334
ICL Group Ltd.	36,911	253,088
Israel Discount Bank Ltd., Class A	39,626	394,907
Mizrahi Tefahot Bank Ltd.	8,159	531,819
Newmed Energy LP	68,558	337,140
Phoenix Financial Ltd.	8,939	258,680
Total Israel		4,832,366
Italy — 8.6%
A2A SpA	186,891	501,288
ACEA SpA	12,551	302,615
Amplifon SpA	1,851	43,304
Azimut Holding SpA	8,045	256,677
Banca Generali SpA	8,072	447,045
Banca Mediolanum SpA	41,358	709,773
Banca Monte dei Paschi di Siena SpA	77,763	659,239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2025

Investments	Shares	Value
Banca Popolare di Sondrio SpA	44,879	$621,638
Banco BPM SpA	118,093	1,374,035
BPER Banca SpA	96,802	876,777
Brembo NV	7,873	75,043
Brunello Cucinelli SpA	792	95,944
Buzzi SpA	4,432	244,830
Coca-Cola HBC AG*	13,714	714,884
Credito Emiliano SpA	28,297	416,534
De' Longhi SpA	3,022	101,100
DiaSorin SpA	584	62,287
ERG SpA	8,456	184,228
FinecoBank Banca Fineco SpA	34,207	756,298
Hera SpA	69,165	333,038
Infrastrutture Wireless Italiane SpA(b)	36,036	439,083
Iren SpA	95,364	293,291
Italgas SpA(a)	67,417	569,789
Leonardo SpA	6,447	361,590
Lottomatica Group SpA	4,995	138,141
Mediobanca Banca di Credito Finanziario SpA	49,501	1,146,736
Recordati Industria Chimica & Farmaceutica SpA	4,437	278,127
Reply SpA	299	51,454
SOL SpA	1,084	61,205
Unipol Assicurazioni SpA	30,223	596,905
Webuild SpA	23,793	100,434
Total Italy		12,813,332
Japan — 18.8%
ABC-Mart, Inc.	7,034	144,240
Air Water, Inc.	8,800	131,167
Alfresa Holdings Corp.	6,000	81,893
Amada Co. Ltd.	11,200	122,161
ANA Holdings, Inc.	7,300	142,644
Asahi Intecc Co. Ltd.	2,300	36,360
Asahi Kasei Corp.	34,820	247,569
Asics Corp.	8,300	211,458
Azbil Corp.	8,500	80,619
Bandai Namco Holdings, Inc.	11,800	422,429
BayCurrent, Inc.	1,400	71,917
BIPROGY, Inc.	2,100	87,608
Brother Industries Ltd.	7,400	127,615
Calbee, Inc.	1,700	32,306
Canon Marketing Japan, Inc.(a)	4,600	168,497
Capcom Co. Ltd.	6,000	204,908
Chubu Electric Power Co., Inc.	23,500	289,754
Coca-Cola Bottlers Japan Holdings, Inc.	5,300	85,328
COMSYS Holdings Corp.	2,500	57,773
Concordia Financial Group Ltd.	31,600	205,030
Cosmo Energy Holdings Co. Ltd.	2,700	115,462
CyberAgent, Inc.	6,300	71,965
Dai Nippon Printing Co. Ltd.	5,400	81,872
Daifuku Co. Ltd.	5,700	146,875
Daito Trust Construction Co. Ltd.	3,120	338,579
Daiwa Securities Group, Inc.	54,800	388,678
DMG Mori Co. Ltd.	4,400	101,101
Ebara Corp.	9,300	178,860
Electric Power Development Co. Ltd.	9,100	154,727
Fuji Electric Co. Ltd.	2,475	114,013
Fujikura Ltd.	4,900	256,831
Fukuoka Financial Group, Inc.	5,500	146,862
GMO Payment Gateway, Inc.	800	51,735
Hakuhodo DY Holdings, Inc.	6,700	55,453
Hankyu Hanshin Holdings, Inc.	3,700	100,412
Haseko Corp.	10,100	151,278
Hirose Electric Co. Ltd.	875	105,767
Hitachi Construction Machinery Co. Ltd.	7,300	217,315
Hoshizaki Corp.	2,200	75,788
Hulic Co. Ltd.(a)	26,300	264,466
Idemitsu Kosan Co. Ltd.	41,330	250,363
IHI Corp.	1,900	205,725
Internet Initiative Japan, Inc.	2,200	43,301
Isetan Mitsukoshi Holdings Ltd.	6,800	103,522
Isuzu Motors Ltd.	31,600	400,456
Iwatani Corp.	3,500	37,109
Iyogin Holdings, Inc.	6,800	74,499
J Front Retailing Co. Ltd.	6,600	89,694
Japan Airlines Co. Ltd.	14,600	297,317
Japan Airport Terminal Co. Ltd.	1,300	41,445
Japan Exchange Group, Inc.	23,500	237,611
JFE Holdings, Inc.	31,200	362,231
Kakaku.com, Inc.	4,900	90,846
Kandenko Co. Ltd.	3,900	89,991
Kansai Electric Power Co., Inc.	19,395	229,472
Kansai Paint Co. Ltd.	2,200	30,119
Kawasaki Heavy Industries Ltd.	2,800	211,291
Keio Corp.	3,000	72,817
Keisei Electric Railway Co. Ltd.	5,000	46,782
Kewpie Corp.	2,400	56,010
Kikkoman Corp.	13,100	121,346
Kintetsu Group Holdings Co. Ltd.	3,600	68,040
Kirin Holdings Co. Ltd.	26,900	376,092
Kobayashi Pharmaceutical Co. Ltd.(a)	1,400	52,270
Kobe Bussan Co. Ltd.	1,900	58,903
Kobe Steel Ltd.	18,200	198,323
Koei Tecmo Holdings Co. Ltd.	10,120	165,064
Kokusai Electric Corp.	2,000	48,004
Konami Group Corp.	2,000	315,899
Kose Corp.	700	27,444
Kuraray Co. Ltd.	9,000	114,334
Kurita Water Industries Ltd.	1,700	67,061
Kyoto Financial Group, Inc.	5,700	101,889
Kyowa Kirin Co. Ltd.	10,600	180,929
Kyudenko Corp.	1,900	78,541
Kyushu Electric Power Co., Inc.	18,600	165,790
Kyushu Railway Co.	6,800	175,408
Lasertec Corp.	900	120,939
Lion Corp.	5,600	57,766
Lixil Corp.	14,600	168,596
Makita Corp.	3,400	104,816
Marui Group Co. Ltd.	8,200	174,054
MatsukiyoCocokara & Co.	7,900	162,299
Mazda Motor Corp.	28,800	173,344
McDonald's Holdings Co. Japan Ltd.	1,100	45,387

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2025

Investments	Shares	Value
Mebuki Financial Group, Inc.	27,200	$141,814
Medipal Holdings Corp.	4,800	77,660
MEIJI Holdings Co. Ltd.	7,300	161,065
MISUMI Group, Inc.	2,700	36,095
Mitsubishi Chemical Group Corp.	51,300	269,206
Mitsubishi Gas Chemical Co., Inc.	7,400	113,501
Mitsubishi Logistics Corp.	10,000	81,865
Mitsubishi Motors Corp.	43,500	123,021
Mitsui Chemicals, Inc.	7,700	177,780
Miura Co. Ltd.	2,000	40,195
MonotaRO Co. Ltd.	4,200	82,724
NGK Insulators Ltd.	6,000	75,288
NH Foods Ltd.	2,000	69,120
NHK Spring Co. Ltd.	5,600	60,964
Nichirei Corp.	7,200	93,960
Nikon Corp.	8,600	88,117
Nippon Express Holdings, Inc.	8,400	168,209
Nippon Sanso Holdings Corp.	4,700	177,757
Nissan Chemical Corp.	3,400	103,592
Nisshin Seifun Group, Inc.	5,600	66,780
Nissin Foods Holdings Co. Ltd.	5,000	103,690
Niterra Co. Ltd.	8,500	282,460
Nitto Denko Corp.	16,300	315,009
NOF Corp.	4,600	88,070
Nomura Real Estate Holdings, Inc.	38,840	226,890
NS Solutions Corp.	4,100	115,752
Obayashi Corp.	31,400	475,092
OBIC Business Consultants Co. Ltd.	1,000	59,102
Odakyu Electric Railway Co. Ltd.	7,200	84,040
Oji Holdings Corp.	33,362	167,636
Ono Pharmaceutical Co. Ltd.	16,800	181,323
Open House Group Co. Ltd.	3,000	135,353
Oracle Corp.	1,900	226,048
Osaka Gas Co. Ltd.	10,800	276,122
Otsuka Corp.	6,000	121,977
Persol Holdings Co. Ltd.	52,900	103,094
Resona Holdings, Inc.	44,100	406,668
Resonac Holdings Corp.	2,600	60,282
Ricoh Co. Ltd.	13,700	129,512
Rinnai Corp.	2,700	66,899
Ryohin Keikaku Co. Ltd.	3,600	172,592
Sankyo Co. Ltd.	15,800	291,837
Sanrio Co. Ltd.	2,500	120,600
Santen Pharmaceutical Co. Ltd.	8,800	100,705
Sanwa Holdings Corp.	8,100	268,551
SBI Holdings, Inc.	12,400	431,804
SCREEN Holdings Co. Ltd.	2,800	227,962
SCSK Corp.	6,200	186,629
Sega Sammy Holdings, Inc.	4,500	107,636
Seibu Holdings, Inc.	2,800	100,141
Seiko Epson Corp.	9,800	129,789
Seino Holdings Co. Ltd.	7,500	115,009
Sekisui Chemical Co. Ltd.	13,700	247,737
SG Holdings Co. Ltd.	19,500	216,877
Shimadzu Corp.	3,400	84,079
Shionogi & Co. Ltd.	21,800	391,493
Socionext, Inc.	2,800	53,811
Sohgo Security Services Co. Ltd.	12,700	88,670
Sojitz Corp.	10,280	252,294
Subaru Corp.	28,800	501,550
Sugi Holdings Co. Ltd.	2,700	61,591
Sumitomo Electric Industries Ltd.	28,712	615,207
Sumitomo Forestry Co. Ltd.	14,400	145,401
Sumitomo Heavy Industries Ltd.	3,800	77,936
Sumitomo Realty & Development Co. Ltd.	6,200	238,952
Sumitomo Rubber Industries Ltd.	9,300	105,623
Sundrug Co. Ltd.	2,800	87,405
Suntory Beverage & Food Ltd.	5,900	188,300
Sysmex Corp.	6,100	106,168
T&D Holdings, Inc.	13,851	303,975
TIS, Inc.	3,900	130,625
Tobu Railway Co. Ltd.	3,400	58,622
Toei Animation Co. Ltd.	1,800	40,936
Toho Co. Ltd.	2,800	164,962
Toho Gas Co. Ltd.	2,000	55,620
Tohoku Electric Power Co., Inc.	8,300	60,363
Tokyo Gas Co. Ltd.	7,900	262,085
Tokyo Tatemono Co. Ltd.(a)	8,000	142,144
Tokyu Corp.	6,000	71,197
Tokyu Fudosan Holdings Corp.	25,400	180,857
Toray Industries, Inc.	31,900	218,151
Tosoh Corp.	14,200	207,428
TOTO Ltd.	3,000	75,517
Toyo Suisan Kaisha Ltd.	3,300	218,980
Trend Micro, Inc.	3,030	209,286
Tsuruha Holdings, Inc.	1,300	101,295
USS Co. Ltd.	11,100	122,070
Welcia Holdings Co. Ltd.	3,600	63,292
West Japan Railway Co.	13,100	299,465
Yakult Honsha Co. Ltd.	4,800	90,138
Yamada Holdings Co. Ltd.	25,900	81,280
Yamaha Motor Co. Ltd.(a)	33,880	253,200
Yaoko Co. Ltd.	800	52,659
Yaskawa Electric Corp.	3,800	85,999
Yokogawa Electric Corp.	3,800	101,416
Yokohama Rubber Co. Ltd.	4,800	131,992
Zensho Holdings Co. Ltd.	1,100	66,543
ZOZO, Inc.	22,800	245,766
Total Japan		28,008,398
Luxembourg — 0.1%
Eurofins Scientific SE	1,862	132,104
Macau — 0.0%
Wynn Macau Ltd.	106,400	73,463
Mexico — 0.1%
Fresnillo PLC	6,135	121,062
Netherlands — 3.3%
Aalberts NV	3,209	115,869
Aegon Ltd.	80,507	581,005
Akzo Nobel NV	4,779	333,224
Arcadis NV	1,461	70,658
ASR Nederland NV	12,121	802,187
BE Semiconductor Industries NV	1,615	240,857

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2025

Investments	Shares	Value
CTP NV(b)	12,992	$272,072
Euronext NV(b)	3,021	514,553
IMCD NV	801	107,236
JDE Peet's NV	13,494	383,960
Koninklijke KPN NV	228,661	1,110,159
Koninklijke Vopak NV	5,348	265,046
SBM Offshore NV	6,183	163,303
Total Netherlands		4,960,129
Nigeria — 0.2%
Airtel Africa PLC(b)	124,664	308,012
Norway — 2.4%
Aker ASA, Class A	3,521	227,898
Frontline PLC	16,259	267,430
Gjensidige Forsikring ASA	17,944	452,869
Mowi ASA	14,957	287,620
Orkla ASA	37,887	410,330
Salmar ASA	6,701	289,237
SpareBank 1 Sor-Norge ASA	16,223	297,217
Storebrand ASA	19,371	273,346
Var Energi ASA	227,685	729,199
Wallenius Wilhelmsen ASA	48,259	394,858
Total Norway		3,630,004
Portugal — 1.1%
Banco Comercial Portugues SA, Class R	723,718	561,204
Galp Energia SGPS SA	21,144	386,445
Jeronimo Martins SGPS SA	21,609	544,856
Navigator Co. SA	36,556	136,715
Total Portugal		1,629,220
Singapore — 3.2%
CapitaLand Investment Ltd.	181,400	377,427
Genting Singapore Ltd.	485,200	272,381
Hafnia Ltd.	84,081	420,750
Keppel Ltd.	81,800	476,548
Sembcorp Industries Ltd.	46,700	251,164
Singapore Airlines Ltd.	273,900	1,498,907
Singapore Exchange Ltd.	43,000	502,367
Singapore Technologies Engineering Ltd.	131,440	803,924
UOL Group Ltd.	24,600	119,364
Venture Corp. Ltd.	14,300	128,107
Total Singapore		4,850,939
Spain — 5.1%
Acciona SA	1,877	336,667
ACS Actividades de Construccion y Servicios SA	10,643	736,479
Banco de Sabadell SA	267,410	848,469
Bankinter SA	53,721	698,709
CIE Automotive SA	5,563	159,335
Fluidra SA	3,323	82,695
Grupo Catalana Occidente SA	4,155	240,209
Indra Sistemas SA	3,452	149,361
Inmobiliaria Colonial Socimi SA	26,875	189,599
Laboratorios Farmaceuticos Rovi SA	1,257	80,785
Logista Integral SA	11,345	370,222
Mapfre SA	233,361	950,539
Merlin Properties Socimi SA	23,745	310,227
Redeia Corp. SA	25,795	549,572
Repsol SA	82,370	1,202,340
Sacyr SA	22,482	91,522
Unicaja Banco SA(b)	149,318	351,605
Vidrala SA	722	83,481
Viscofan SA	1,881	133,364
Total Spain		7,565,180
Sweden — 3.9%
AAK AB	4,331	112,792
AddTech AB, Class B	3,434	116,023
Atrium Ljungberg AB, Class B	11,077	39,303
Avanza Bank Holding AB	6,809	229,124
Axfood AB	8,788	257,820
Beijer Ref AB	2,818	44,161
Billerud Aktiebolag	4,038	41,586
Fabege AB	7,753	68,863
Getinge AB, Class B	5,161	102,728
Hemnet Group AB	494	14,337
Hexpol AB	17,771	170,990
Holmen AB, Class B	3,145	123,815
Hufvudstaden AB, Class A	3,657	47,389
Indutrade AB	2,219	60,118
L E Lundbergforetagen AB, Class B	1,189	58,836
Lagercrantz Group AB, Class B	3,542	84,588
Lifco AB, Class B	4,133	166,007
Mycronic AB	2,708	57,340
Nordnet AB publ	10,071	271,578
Saab AB, Class B	3,175	175,767
Sagax AB, Class B	4,171	94,533
Securitas AB, Class B	12,218	181,403
Skanska AB, Class B	11,086	256,142
SKF AB, Class B	14,141	322,128
SSAB AB, Class B	61,769	362,173
SSAB AB, Class A	28,667	170,972
Svenska Cellulosa AB SCA, Class B	11,018	142,199
Sweco AB, Class B	8,150	140,246
Tele2 AB, Class B	53,853	781,203
Telia Co. AB	212,227	756,458
Thule Group AB(b)	3,334	95,153
Trelleborg AB, Class B	4,056	149,849
Wihlborgs Fastigheter AB	10,877	116,755
Total Sweden		5,812,379
Switzerland — 4.0%
Accelleron Industries AG	2,534	177,635
Allreal Holding AG, Registered Shares	595	139,182
Avolta AG*	2,328	125,817
Baloise Holding AG, Registered Shares	1,870	439,779
Banque Cantonale Vaudoise, Registered Shares	5,180	595,114
Belimo Holding AG, Registered Shares	226	229,407
BKW AG	1,034	225,116
Cembra Money Bank AG	1,736	217,436
Clariant AG, Registered Shares*	5,813	61,526
DKSH Holding AG	1,814	140,380
EFG International AG*	14,288	263,861

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2025

Investments	Shares	Value
Flughafen Zurich AG, Registered Shares	1,084	$307,769
Galenica AG(b)	1,375	150,024
Georg Fischer AG, Registered Shares	2,483	202,290
Helvetia Holding AG, Registered Shares	2,025	473,433
Logitech International SA, Registered Shares	2,215	198,793
PSP Swiss Property AG, Registered Shares	1,793	329,092
SFS Group AG	1,234	168,667
SIG Group AG*	7,277	134,021
Stadler Rail AG	2,731	67,074
Sulzer AG, Registered Shares	1,374	247,182
Swiss Prime Site AG, Registered Shares	2,612	389,831
Swissquote Group Holding SA, Registered Shares	256	144,531
Temenos AG, Registered Shares	1,086	77,425
VAT Group AG(b)	518	217,807
Vontobel Holding AG, Registered Shares	2,518	202,769
Total Switzerland		5,925,961
United Kingdom — 9.9%
Admiral Group PLC	17,888	801,569
Allfunds Group PLC	9,798	74,759
Auto Trader Group PLC(b)	15,795	178,439
B&M European Value Retail SA	75,071	279,199
Babcock International Group PLC	4,725	74,332
Balfour Beatty PLC	14,628	104,637
Barratt Redrow PLC	42,761	267,146
Beazley PLC	15,674	200,827
Bellway PLC	4,018	158,795
Berkeley Group Holdings PLC	1,736	91,827
Big Yellow Group PLC	10,040	139,234
Bridgepoint Group PLC(b)	17,491	74,495
British Land Co. PLC	42,771	220,613
Bunzl PLC	5,865	186,461
Centrica PLC	141,553	313,370
Computacenter PLC	2,677	88,042
ConvaTec Group PLC(b)	55,555	219,558
Cranswick PLC	1,003	73,534
Croda International PLC	3,837	153,745
DCC PLC	2,994	193,982
Derwent London PLC	3,246	92,166
Diploma PLC	2,740	183,532
Direct Line Insurance Group PLC	37,369	157,005
Drax Group PLC	17,572	166,873
Dunelm Group PLC	16,640	270,211
easyJet PLC	5,666	41,322
Games Workshop Group PLC	1,381	306,956
Greggs PLC	3,294	86,622
Halma PLC	2,824	123,836
Hikma Pharmaceuticals PLC	6,116	166,615
Hiscox Ltd.	10,204	175,487
Howden Joinery Group PLC	15,987	187,530
IMI PLC	6,342	181,984
Inchcape PLC	16,301	162,174
Informa PLC	29,938	330,584
International Consolidated Airlines Group SA	48,347	226,053
Intertek Group PLC	3,470	225,392
Investec PLC	34,219	255,561
ITV PLC	243,389	274,994
J Sainsbury PLC	95,540	379,415
JD Sports Fashion PLC	36,218	44,043
JET2 PLC	2,576	65,129
Johnson Matthey PLC	8,526	202,827
Kingfisher PLC	63,484	252,982
Land Securities Group PLC	37,978	328,392
LondonMetric Property PLC	99,750	277,485
Man Group PLC	59,898	138,799
Marks & Spencer Group PLC	17,996	87,398
Melrose Industries PLC	11,814	85,933
Pearson PLC	19,397	284,812
Persimmon PLC	10,108	179,515
QinetiQ Group PLC	10,290	72,690
Renishaw PLC	1,478	57,926
Rightmove PLC	9,616	103,916
Rotork PLC	17,384	76,517
RS Group PLC	4,521	35,592
Sage Group PLC	16,272	278,840
Schroders PLC	77,215	382,403
Segro PLC	42,180	392,818
Severn Trent PLC	11,247	421,373
Smith & Nephew PLC	17,769	271,013
Smiths Group PLC	11,551	355,517
Softcat PLC	4,728	111,245
Spectris PLC	2,101	110,500
Spirax Group PLC	1,526	124,528
Subsea 7 SA	9,435	176,492
Tate & Lyle PLC	11,897	84,205
Taylor Wimpey PLC	181,410	295,207
TORM PLC, Class A(a)	10,494	176,254
Unite Group PLC	15,518	180,222
United Utilities Group PLC	27,104	423,975
Weir Group PLC	6,992	238,579
Whitbread PLC	4,482	173,386
WPP PLC	48,306	339,321
Total United Kingdom		14,718,710
United States — 0.4%
Gecina SA	3,295	360,869
Signify NV(b)	5,794	156,293
Yue Yuen Industrial Holdings Ltd.	90,000	137,809
Total United States		654,971
TOTAL COMMON STOCKS
(Cost: $111,467,308)		148,334,394
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $13,221)	13,221	13,221

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.7%
United States — 0.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $1,031,265)	1,031,265	$1,031,265
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $112,511,794)		149,378,880
Other Liabilities less Assets — 0.0%		(68,742)
NET ASSETS — 100.0%		$149,310,138

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,093,294 and the total market value of the collateral held by the Fund was $1,149,543. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $118,278.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$148,334,394	$–	$–	$148,334,394
Mutual Fund	–	13,221	–	13,221
Investment of Cash Collateral for Securities Loaned	–	1,031,265	–	1,031,265
Total Investments in Securities	$148,334,394	$1,044,486	$–	$149,378,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 98.9%
Australia — 8.3%
ASX Ltd.	5,577	$254,965
Brambles Ltd.	10,482	160,881
Coles Group Ltd.	9,250	126,332
Computershare Ltd.	5,136	134,265
Insurance Australia Group Ltd.	39,602	234,357
Lottery Corp. Ltd.	67,794	236,805
Medibank Pvt Ltd.	79,502	263,113
Northern Star Resources Ltd.	6,112	74,302
Origin Energy Ltd.	16,350	115,615
Qantas Airways Ltd.	17,965	126,446
QBE Insurance Group Ltd.	14,960	229,316
REA Group Ltd.	323	50,906
Rio Tinto PLC	3,726	216,746
Sonic Healthcare Ltd.	8,887	156,028
Suncorp Group Ltd.	17,373	246,038
Telstra Group Ltd.	46,555	147,668
Transurban Group	17,613	161,367
Wesfarmers Ltd.	3,392	188,395
Total Australia		3,123,545
China — 1.3%
BOC Hong Kong Holdings Ltd.	69,500	301,905
SITC International Holdings Co. Ltd.	26,000	83,299
Wilmar International Ltd.	45,800	103,204
Total China		488,408
Denmark — 2.6%
AP Moller - Maersk AS, Class B	48	88,926
Carlsberg AS, Class B	461	65,090
Demant AS*	3,573	148,524
Genmab AS*	599	123,932
Pandora AS	930	162,711
Tryg AS	11,935	307,210
Vestas Wind Systems AS	5,118	76,515
Total Denmark		972,908
Finland — 1.8%
Kone OYJ, Class B	3,380	221,710
Nordea Bank Abp	19,291	285,550
Orion OYJ, Class B	2,143	160,619
Total Finland		667,879
France — 9.0%
AXA SA	6,056	296,225
BioMerieux	1,434	197,619
Bouygues SA	5,104	230,067
Bureau Veritas SA	5,624	191,054
Carrefour SA	6,661	93,594
Cie Generale des Etablissements Michelin SCA	6,324	234,135
Credit Agricole SA	16,708	315,078
Danone SA	2,157	175,619
Eiffage SA	1,438	201,293
Engie SA	10,296	240,813
Ipsen SA	1,493	177,183
Klepierre SA	6,795	266,728
Orange SA	13,836	209,757
Sodexo SA	2,927	179,352
Unibail-Rodamco-Westfield*	1,945	185,254
Vinci SA	1,369	201,036
Total France		3,394,807
Germany — 8.2%
Commerzbank AG	7,003	220,144
Continental AG	1,826	158,830
Deutsche Boerse AG	941	305,862
Deutsche Lufthansa AG, Registered Shares	14,591	122,976
Deutsche Telekom AG, Registered Shares	7,582	275,637
E.ON SE	10,802	198,124
Evonik Industries AG	7,377	151,541
Fresenius Medical Care AG	2,683	153,220
Fresenius SE & Co. KGaA	3,762	188,476
GEA Group AG	3,040	211,969
Hannover Rueck SE	900	282,287
LEG Immobilien SE	1,524	134,797
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	416	268,870
Rheinmetall AG	52	109,689
RWE AG	3,108	129,260
Symrise AG	1,800	188,347
Total Germany		3,100,029
Hong Kong — 4.7%
CK Asset Holdings Ltd.	37,500	165,287
CLP Holdings Ltd.	17,000	143,146
Hong Kong & China Gas Co. Ltd.	128,000	107,455
Jardine Matheson Holdings Ltd.	3,700	177,822
MTR Corp. Ltd.	58,500	210,153
Power Assets Holdings Ltd.	16,500	106,041
Prudential PLC	22,198	277,604
Sun Hung Kai Properties Ltd.	15,500	177,806
Swire Pacific Ltd., Class A	18,500	158,487
Techtronic Industries Co. Ltd.	8,000	87,949
WH Group Ltd.(a)	71,500	68,767
Wharf Real Estate Investment Co. Ltd.	32,000	90,497
Total Hong Kong		1,771,014
Ireland — 1.3%
AerCap Holdings NV	1,489	174,213
AIB Group PLC	28,010	229,663
Kerry Group PLC, Class A	929	102,235
Total Ireland		506,111
Israel — 1.9%
Check Point Software Technologies Ltd.*	1,313	290,501
Teva Pharmaceutical Industries Ltd., ADR*	12,304	206,215
Wix.com Ltd.*	1,425	225,806
Total Israel		722,522
Italy — 3.3%
Banco BPM SpA	20,522	238,778
Coca-Cola HBC AG*	3,060	159,512
DiaSorin SpA	1,778	189,634
Enel SpA	15,485	146,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2025

Investments	Shares	Value
Snam SpA	22,626	$136,569
Terna - Rete Elettrica Nazionale	12,980	132,954
Unipol Assicurazioni SpA	12,020	237,395
Total Italy		1,241,277
Japan — 18.9%
ANA Holdings, Inc.	16,200	316,553
Asahi Group Holdings Ltd.	5,200	69,390
Asahi Kasei Corp.	30,600	217,565
Bandai Namco Holdings, Inc.	4,700	168,256
Central Japan Railway Co.	7,500	167,815
Daito Trust Construction Co. Ltd.	2,700	293,001
Daiwa House Industry Co. Ltd.	5,000	171,484
East Japan Railway Co.	8,400	180,741
Hoshizaki Corp.	3,200	110,237
Hulic Co. Ltd.(b)	17,300	173,964
Japan Airlines Co. Ltd.	8,800	179,205
Kao Corp.	5,300	236,921
KDDI Corp.	3,500	60,092
Kirin Holdings Co. Ltd.	18,000	251,660
Konami Group Corp.	2,000	315,899
LY Corp.	78,600	288,618
MEIJI Holdings Co. Ltd.	12,100	266,972
MonotaRO Co. Ltd.	5,100	100,450
Nomura Research Institute Ltd.	3,600	144,130
Obayashi Corp.	8,000	121,043
Obic Co. Ltd.	5,600	217,533
Ono Pharmaceutical Co. Ltd.	16,300	175,927
Oracle Corp.	2,500	297,432
Osaka Gas Co. Ltd.	3,000	76,700
Otsuka Corp.	9,300	189,065
Otsuka Holdings Co. Ltd.	5,700	282,188
Secom Co. Ltd.	5,200	186,587
Sekisui Chemical Co. Ltd.	8,600	155,514
SG Holdings Co. Ltd.	16,600	184,623
Shionogi & Co. Ltd.	8,700	156,238
Suntory Beverage & Food Ltd.	6,700	213,832
TIS, Inc.	9,800	328,238
Toho Co. Ltd.	5,300	312,250
Tokyo Gas Co. Ltd.	1,200	39,810
Tokyu Corp.	16,900	200,537
Trend Micro, Inc.	1,400	96,700
West Japan Railway Co.	8,300	189,737
Total Japan		7,136,907
Luxembourg — 0.3%
Eurofins Scientific SE	1,806	128,131
Netherlands — 2.3%
Euronext NV(a)	1,821	310,163
Koninklijke Ahold Delhaize NV	3,993	166,395
Koninklijke KPN NV	40,354	195,920
Wolters Kluwer NV	1,104	183,957
Total Netherlands		856,435
New Zealand — 0.4%
Fisher & Paykel Healthcare Corp. Ltd., Class C	6,241	136,579
Norway — 2.5%
Aker BP ASA	6,168	157,130
DNB Bank ASA	11,095	305,451
Equinor ASA	6,427	162,014
Orkla ASA	15,714	170,188
Telenor ASA	9,597	148,606
Total Norway		943,389
Portugal — 0.1%
Jeronimo Martins SGPS SA	1,522	38,376
Russia — 0.0%
Evraz PLC*^	17,300	0
Singapore — 3.6%
Genting Singapore Ltd.	447,800	251,385
Oversea-Chinese Banking Corp. Ltd.	23,900	306,057
Singapore Airlines Ltd.	42,100	230,390
Singapore Exchange Ltd.	26,300	307,262
Singapore Technologies Engineering Ltd.	30,200	184,712
Singapore Telecommunications Ltd.	21,300	63,884
Total Singapore		1,343,690
Spain — 4.4%
Aena SME SA(a)	7,880	209,604
Banco Bilbao Vizcaya Argentaria SA	16,158	247,615
Banco de Sabadell SA	74,741	237,147
Banco Santander SA	27,901	230,145
CaixaBank SA	27,887	240,734
Endesa SA	4,984	157,319
Iberdrola SA	9,787	187,147
Telefonica SA	28,319	148,194
Total Spain		1,657,905
Sweden — 2.3%
Essity AB, Class B	4,511	124,012
Evolution AB(a)	2,322	183,121
Securitas AB, Class B	12,739	189,139
Tele2 AB, Class B	8,729	126,624
Telefonaktiebolaget LM Ericsson, Class B	17,935	152,319
Telia Co. AB	29,808	106,247
Total Sweden		881,462
Switzerland — 6.0%
Banque Cantonale Vaudoise, Registered Shares	2,801	321,798
BKW AG	1,209	263,216
Chocoladefabriken Lindt & Spruengli AG	16	268,342
EMS-Chemie Holding AG, Registered Shares	289	217,476
Givaudan SA, Registered Shares	47	226,793
Schindler Holding AG, Participation Certificate	647	239,780
SGS SA, Registered Shares	2,060	208,329
Swiss Prime Site AG, Registered Shares	1,517	226,406
Swisscom AG, Registered Shares	393	277,717
Total Switzerland		2,249,857
United Kingdom — 13.4%
Admiral Group PLC	7,670	343,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2025

Investments	Shares	Value
Associated British Foods PLC	4,262	$120,196
Auto Trader Group PLC(a)	9,073	102,499
British American Tobacco PLC	3,065	145,450
BT Group PLC	29,854	79,264
Centrica PLC	57,105	126,419
Coca-Cola Europacific Partners PLC	1,597	148,074
Compass Group PLC	7,776	262,879
Hikma Pharmaceuticals PLC	7,818	212,982
Imperial Brands PLC	4,992	196,809
J Sainsbury PLC	32,270	128,153
JD Sports Fashion PLC	145,581	177,033
Kingfisher PLC	55,821	222,445
Marks & Spencer Group PLC	14,699	71,386
NatWest Group PLC	39,486	276,717
Next PLC	1,485	253,150
Pearson PLC	21,455	315,030
Reckitt Benckiser Group PLC	2,009	136,413
Sage Group PLC	11,670	199,980
Smith & Nephew PLC	14,161	215,983
Smiths Group PLC	6,620	203,751
SSE PLC	6,025	151,174
Tesco PLC	31,004	170,498
Unilever PLC	2,564	155,476
Vodafone Group PLC	99,000	105,520
Whitbread PLC	6,731	260,388
Wise PLC, Class A*	16,882	240,596
WPP PLC	7,201	50,583
Total United Kingdom		5,072,544
United States — 2.3%
GSK PLC	10,453	199,107
Haleon PLC	26,767	137,331
Novartis AG, Registered Shares	2,268	274,012
QIAGEN NV*	4,625	221,967
Spotify Technology SA*	62	47,575
Total United States		879,992
TOTAL COMMON STOCKS
(Cost: $32,926,358)		37,313,767
PREFERRED STOCKS — 0.3%
Germany — 0.3%
Henkel AG & Co. KGaA, 3.01%
(Cost: $135,500)	1,678	131,301
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $70,737)	70,737	70,737
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $149,799)	149,799	$149,799
TOTAL INVESTMENTS IN SECURITIES — 99.8% (Cost: $33,282,394)		37,665,604
Other Assets less Liabilities — 0.2%		58,496
NET ASSETS — 100.0%		$37,724,100

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $142,781 and the total market value of the collateral held by the Fund was $149,799.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	786,661	SGD	616,985	USD	$704	$–
Bank of America NA	7/3/2025	665,555	USD	1,036,219	AUD	–	(13,540)
Bank of America NA	7/3/2025	703,178	USD	905,791	SGD	–	(8,052)
Bank of America NA	8/5/2025	730,350	USD	928,946	SGD	–	(832)
Bank of Montreal	7/3/2025	22,500	DKK	3,551	USD	–	(11)
Bank of Montreal	7/3/2025	13,600	NOK	1,349	USD	–	(5)
Bank of Montreal	7/3/2025	29,300	SEK	3,095	USD	–	(20)
Barclays Bank PLC	7/3/2025	14,500	CHF	18,282	USD	–	(66)
Barclays Bank PLC	7/3/2025	2,191,811	USD	1,928,426	EUR	–	(72,020)
Citibank NA	7/3/2025	765,010	AUD	499,465	USD	1,891	–
Citibank NA	7/3/2025	211,573	AUD	137,973	USD	683	–
Citibank NA	7/3/2025	125,997	AUD	82,166	USD	407	–
Citibank NA	7/3/2025	115,997	CHF	141,856	USD	3,887	–
Citibank NA	7/3/2025	185,012	DKK	28,520	USD	591	–
Citibank NA	7/3/2025	626,610	DKK	98,396	USD	200	–
Citibank NA	7/3/2025	24,182	EUR	4,100,000	JPY	1	–
Citibank NA	7/3/2025	295,996	EUR	340,327	USD	7,151	–
Citibank NA	7/3/2025	124,033	GBP	167,937	USD	2,033	–
Citibank NA	7/3/2025	742,824	GBP	1,016,893	USD	1,040	–
Citibank NA	7/3/2025	57,781,300	JPY	399,911	USD	156	–
Citibank NA	7/3/2025	270,305	NOK	26,823	USD	–	(112)
Citibank NA	7/3/2025	3,270	NZD	1,973	USD	12	–
Citibank NA	7/3/2025	1,614,924	SEK	169,208	USD	253	–
Citibank NA	7/3/2025	477,602	SEK	50,042	USD	75	–
Citibank NA	7/3/2025	156,806	SGD	122,210	USD	915	–
Citibank NA	7/3/2025	124,620	USD	817,764	DKK	–	(4,054)
Citibank NA	7/3/2025	175,290	USD	1,783,073	NOK	–	(909)
Citibank NA	7/3/2025	25,392	USD	42,002	NZD	–	(106)
Citibank NA	8/5/2025	165,349	USD	1,050,403	DKK	–	(334)
Citibank NA	8/5/2025	995,866	USD	727,360	GBP	–	(1,025)
Citibank NA	8/6/2025	485,988	USD	743,892	AUD	–	(1,840)
Goldman Sachs	7/3/2025	11,720	AUD	7,610	USD	71	–
Goldman Sachs	7/3/2025	10,581	CHF	13,139	USD	156	–
Goldman Sachs	7/3/2025	16,948	DKK	2,641	USD	26	–

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2025

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/3/2025	27,114	EUR	31,521	USD	$308	$–
Goldman Sachs	7/3/2025	11,417	GBP	15,554	USD	91	–
Goldman Sachs	7/3/2025	5,393,538	JPY	37,040	USD	304	–
Goldman Sachs	7/3/2025	25,207	NOK	2,484	USD	7	–
Goldman Sachs	7/3/2025	603	NZD	363	USD	3	–
Goldman Sachs	7/3/2025	44,062	SEK	4,635	USD	–	(11)
Goldman Sachs	7/3/2025	14,488	SGD	11,319	USD	57	–
Goldman Sachs	7/3/2025	102,996	USD	157,922	AUD	–	(500)
Goldman Sachs	7/3/2025	147,925	USD	121,227	CHF	–	(4,390)
Goldman Sachs	7/3/2025	19,285	USD	125,915	DKK	–	(527)
Goldman Sachs	7/3/2025	339,188	USD	296,880	EUR	–	(9,327)
Goldman Sachs	7/3/2025	172,190	USD	127,105	GBP	–	(1,989)
Goldman Sachs	7/3/2025	391,428	USD	56,465,211	JPY	473	–
Goldman Sachs	7/3/2025	27,127	USD	272,987	NOK	151	–
Goldman Sachs	7/3/2025	75,870	USD	727,695	SEK	–	(490)
Goldman Sachs	7/3/2025	108,818	USD	139,745	SGD	–	(911)
HSBC Holdings PLC	7/3/2025	3,015,227	SEK	317,075	USD	–	(675)
HSBC Holdings PLC	8/5/2025	311,837	USD	2,959,108	SEK	662	–
Morgan Stanley & Co. International	7/3/2025	699,833	CHF	877,444	USD	1,853	–
Morgan Stanley & Co. International	7/3/2025	17,100	EUR	20,136	JPY	–	(64)
Morgan Stanley & Co. International	7/3/2025	1,696,763	EUR	1,987,938	USD	3,937	–
Morgan Stanley & Co. International	7/3/2025	1,613,118	NOK	159,616	USD	–	(211)
Morgan Stanley & Co. International	7/3/2025	100	NZD	61	USD	–	(0)^
Morgan Stanley & Co. International	7/3/2025	8,900	SGD	6,998	USD	–	(11)
Morgan Stanley & Co. International	7/3/2025	955,879	USD	783,476	CHF	–	(28,510)
Morgan Stanley & Co. International	7/3/2025	1,112,681	USD	825,102	GBP	–	(18,001)
Morgan Stanley & Co. International	7/3/2025	490,265	USD	4,692,347	SEK	–	(2,122)
Morgan Stanley & Co. International	8/5/2025	2,003,049	USD	1,705,932	EUR	–	(3,961)
Morgan Stanley & Co. International	8/5/2025	314,352	USD	3,176,324	NOK	415	–
Morgan Stanley & Co. International	8/6/2025	846,235	USD	672,066	CHF	–	(1,789)
UBS AG	7/3/2025	11,000	AUD	5,275	GBP	–	(20)
UBS AG	7/3/2025	63,585	AUD	41,337	USD	334	–
UBS AG	7/3/2025	57,830	CHF	71,365	USD	1,295	–
UBS AG	7/3/2025	92,596	DKK	14,348	USD	222	–
UBS AG	7/3/2025	148,159	EUR	171,213	USD	2,715	–
UBS AG	7/3/2025	62,226	GBP	84,487	USD	784	–
UBS AG	7/3/2025	28,947,214	JPY	201,189	USD	–	(764)
UBS AG	7/3/2025	329,653,157	JPY	2,282,670	USD	–	(212)
UBS AG	7/3/2025	133,984	NOK	13,494	USD	–	(254)
UBS AG	7/3/2025	38,052	NZD	23,056	USD	44	–
UBS AG	7/3/2025	238,987	SEK	25,175	USD	–	(97)
UBS AG	7/3/2025	78,713	SGD	61,482	USD	324	–
UBS AG	7/3/2025	2,529,382	USD	362,479,765	JPY	19,638	–
UBS AG	8/5/2025	2,379,014	USD	342,302,288	JPY	205	–
UBS AG	8/5/2025	46,524	USD	76,702	NZD	–	(90)
						$54,074	$(177,852)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Multifactor Fund (DWMF)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$–	$–	$0	*	$0
Other	37,313,767	–	–		37,313,767
Preferred Stocks	131,301	–	–		131,301
Mutual Fund	–	70,737	–		70,737
Investment of Cash Collateral for Securities Loaned	–	149,799	–		149,799
Total Investments in Securities	$37,445,068	$220,536	$0		$37,665,604
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$54,074	$–		$54,074
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(177,852)	$–		$(177,852)
Total - Net	$37,445,068	$96,758	$0		$37,541,826

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.3%
Australia — 6.2%
Ampol Ltd.	136,027	$2,294,600
APA Group	805,248	4,311,467
BlueScope Steel Ltd.	103,887	1,573,383
Brambles Ltd.	298,338	4,578,981
Breville Group Ltd.	28,148	543,996
Cochlear Ltd.	8,277	1,629,578
Codan Ltd.	29,357	386,899
Domino's Pizza Enterprises Ltd.	27,993	353,512
Glencore PLC*	2,177,592	8,462,799
GrainCorp Ltd., Class A	74,882	381,795
IDP Education Ltd.	10,187	24,501
Netwealth Group Ltd.	35,280	776,626
Pinnacle Investment Management Group Ltd.	32,384	435,917
Pro Medicus Ltd.	2,510	468,936
REA Group Ltd.	11,158	1,758,558
Sonic Healthcare Ltd.	162,916	2,860,288
Technology One Ltd.	29,131	782,922
Wesfarmers Ltd.	260,412	14,463,522
WiseTech Global Ltd.	11,051	789,625
Total Australia		46,877,905
Austria — 0.6%
Kontron AG	28,235	828,591
Mondi PLC	134,510	2,192,554
Wienerberger AG	36,653	1,360,454
Total Austria		4,381,599
Belgium — 0.9%
Fagron	21,511	566,878
Kinepolis Group NV	7,480	315,655
Melexis NV	17,842	1,511,097
Solvay SA	55,395	1,907,845
Syensqo SA	22,992	1,767,249
Tessenderlo Group SA	21,683	643,950
Total Belgium		6,712,674
Brazil — 0.2%
Yara International ASA	34,350	1,262,705
Canada — 0.1%
Champion Iron Ltd.	169,830	464,113
Chile — 0.3%
Antofagasta PLC	85,573	2,121,908
China — 0.5%
Prosus NV*	72,731	4,052,763
Denmark — 4.2%
Chemometec AS	4,400	404,638
Coloplast AS, Class B	39,282	3,718,187
DSV AS	6,326	1,514,864
Novo Nordisk AS, Class B	306,529	21,201,131
Novonesis Novozymes, Class B	39,251	2,804,348
Pandora AS	12,840	2,246,465
Total Denmark		31,889,633
Faroe Islands — 0.1%
Bakkafrost P/F	13,187	591,348
Finland — 1.1%
Hiab OYJ, Class B	8,144	491,375
Kone OYJ, Class B	115,330	7,565,038
Total Finland		8,056,413
France — 5.8%
Airbus SE	79,548	16,552,074
BioMerieux	9,359	1,289,763
FDJ UNITED(a)	80,296	3,138,705
Gaztransport & Technigaz SA	11,757	2,321,319
Hermes International SCA	6,168	16,645,457
Ipsen SA	9,320	1,106,062
Verallia SA(a)	88,642	2,934,277
Vivendi SE*	126,796	435,951
Total France		44,423,608
Georgia — 0.2%
TBC Bank Group PLC	21,393	1,360,257
Germany — 12.2%
AIXTRON SE	32,009	585,775
Daimler Truck Holding AG	332,757	15,690,668
Dermapharm Holding SE	15,957	649,970
Deutsche Post AG, Registered Shares	464,488	21,378,821
Fielmann Group AG	17,619	1,172,672
HochTief AG	21,478	4,217,957
Hugo Boss AG	23,609	1,088,306
Knorr-Bremse AG	29,725	2,862,944
Krones AG	1,767	290,387
Nemetschek SE	5,940	857,638
Rheinmetall AG	3,699	7,802,698
SAP SE	100,401	30,424,438
Schott Pharma AG & Co. KGaA(b)	13,941	465,574
Sixt SE	11,559	1,122,795
Stroeer SE & Co. KGaA	19,567	1,169,107
Suedzucker AG	148,321	1,941,288
Wacker Neuson SE	28,985	826,784
Total Germany		92,547,822
Hong Kong — 0.6%
Pacific Basin Shipping Ltd.	994,000	255,781
SUNeVision Holdings Ltd.	848,000	816,673
Techtronic Industries Co. Ltd.	254,500	2,797,879
VTech Holdings Ltd.	145,100	1,052,668
Total Hong Kong		4,923,001
Ireland — 0.1%
Kingspan Group PLC	6,563	556,227
Israel — 0.8%
Camtek Ltd.*	7,342	633,145
Hilan Ltd.	4,418	375,350
Matrix IT Ltd.	27,057	941,672
Newmed Energy LP	722,029	3,550,646
Sapiens International Corp. NV	9,380	275,286
Total Israel		5,776,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2025

Investments	Shares	Value
Italy — 2.1%
Amplifon SpA	27,860	$651,780
Brunello Cucinelli SpA	6,986	846,293
Carel Industries SpA(a)	10,620	281,738
DiaSorin SpA	7,572	807,599
Ferrari NV	8,847	4,321,218
Maire SpA	43,445	571,686
Moncler SpA	51,357	2,917,210
PRADA SpA	440,900	2,735,265
Prysmian SpA	20,268	1,428,446
Reply SpA	2,559	440,369
Sesa SpA	3,426	346,462
Technogym SpA(a)	64,782	925,459
Total Italy		16,273,525
Japan — 18.5%
Advantest Corp.	34,100	2,515,390
Asics Corp.	57,700	1,470,013
Capcom Co. Ltd.	56,800	1,939,800
Chugai Pharmaceutical Co. Ltd.	172,100	8,965,714
Cosmo Energy Holdings Co. Ltd.	25,700	1,099,027
Create Restaurants Holdings, Inc.	32,000	315,248
CyberAgent, Inc.	74,800	854,443
Daifuku Co. Ltd.	46,900	1,208,500
Daiichi Sankyo Co. Ltd.	206,000	4,798,989
Dentsu Soken, Inc.	19,800	921,153
Dexerials Corp.	45,100	697,053
Dip Corp.	17,300	273,073
Disco Corp.	9,600	2,833,244
Financial Partners Group Co. Ltd.	33,200	548,641
Food & Life Cos. Ltd.	18,600	903,313
Fujikura Ltd.	23,200	1,216,014
Fujimi, Inc.	36,900	522,672
Fujitsu Ltd.	175,600	4,273,142
Future Corp.(b)	23,800	353,758
GMO Payment Gateway, Inc.	12,900	834,220
Goldwin, Inc.	12,000	674,333
Hoya Corp.	19,100	2,268,410
Internet Initiative Japan, Inc.	24,800	488,119
Japan Material Co. Ltd.	26,700	273,386
Justsystems Corp.	15,000	383,710
Kakaku.com, Inc.	43,500	806,487
Kasumigaseki Capital Co. Ltd.(b)	3,400	336,599
Katitas Co. Ltd.	21,700	375,726
Keyence Corp.	10,500	4,204,507
Kobayashi Pharmaceutical Co. Ltd.(b)	19,000	709,384
Kobe Bussan Co. Ltd.	19,800	613,828
Kotobuki Spirits Co. Ltd.	34,600	492,848
Lasertec Corp.(b)	10,200	1,370,639
Macnica Holdings, Inc.	76,400	1,026,636
Meiko Electronics Co. Ltd.	10,000	470,767
Micronics Japan Co. Ltd.	14,000	524,352
MonotaRO Co. Ltd.	19,300	380,134
Morinaga Milk Industry Co. Ltd.	24,800	555,766
Murata Manufacturing Co. Ltd.	336,300	5,014,990
Nextage Co. Ltd.	37,000	447,243
Nihon Kohden Corp.	47,200	560,734
Nihon M&A Center Holdings, Inc.	160,300	811,682
Nintendo Co. Ltd.	248,900	23,917,283
Nippon Steel Corp.	450,400	8,521,882
Nomura Research Institute Ltd.	53,600	2,145,930
NSD Co. Ltd.	18,500	457,233
Olympus Corp.	78,300	929,658
Oracle Corp.	17,300	2,058,226
PAL GROUP Holdings Co. Ltd.	18,500	461,716
Pan Pacific International Holdings Corp.	36,800	1,263,396
Recruit Holdings Co. Ltd.	38,500	2,274,897
Riken Keiki Co. Ltd.	13,500	282,720
Rorze Corp.	18,800	267,205
Round One Corp.	58,400	595,139
Sanrio Co. Ltd.	20,100	969,620
SCREEN Holdings Co. Ltd.	21,300	1,734,141
Shin-Etsu Chemical Co. Ltd.	316,300	10,449,539
Simplex Holdings, Inc.	18,500	500,138
SMS Co. Ltd.	5,500	56,487
Socionext, Inc.	36,800	707,237
Sysmex Corp.	58,600	1,019,907
TechnoPro Holdings, Inc.(b)	26,200	763,082
Tokyo Electron Ltd.	89,200	17,093,399
Tokyo Ohka Kogyo Co. Ltd.	21,800	633,874
Towa Corp.(b)	24,300	338,984
Ulvac, Inc.(b)	17,500	642,840
Yaskawa Electric Corp.	31,300	708,364
ZOZO, Inc.	172,300	1,857,254
Total Japan		139,983,838
Netherlands — 6.9%
ASM International NV	2,383	1,520,044
ASML Holding NV	29,556	23,508,854
Corbion NV	19,141	409,604
Fugro NV	5,122	71,729
Heineken Holding NV	63,979	4,750,183
Koninklijke KPN NV	1,397,175	6,783,342
Universal Music Group NV	318,641	10,278,525
Wolters Kluwer NV	28,961	4,825,711
Total Netherlands		52,147,992
Norway — 1.3%
Aker ASA, Class A	29,424	1,904,475
Borregaard ASA	15,160	297,217
Europris ASA(a)	80,325	677,862
Golden Ocean Group Ltd.	122,500	904,856
Kongsberg Gruppen ASA	86,206	3,329,507
Mowi ASA	142,450	2,739,288
Total Norway		9,853,205
Portugal — 0.8%
Corticeira Amorim SGPS SA	41,402	384,910
Jeronimo Martins SGPS SA	216,604	5,461,515
Total Portugal		5,846,425
Singapore — 0.0%
iFAST Corp. Ltd.	58,200	301,590
Spain — 5.1%
Acerinox SA	172,556	2,191,642

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2025

Investments	Shares	Value
Amadeus IT Group SA	68,144	$5,717,742
Industria de Diseno Textil SA	574,065	29,771,395
Laboratorios Farmaceuticos Rovi SA	9,051	581,692
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	265,973	422,111
Total Spain		38,684,582
Sweden — 5.0%
AddTech AB, Class B	14,189	479,398
Atlas Copco AB, Class A	403,302	6,468,219
Axfood AB	62,836	1,843,464
Beijer Ref AB	21,296	333,728
BioGaia AB, Class B	36,881	410,976
Biotage AB	17,075	256,383
Bravida Holding AB(a)	53,159	530,731
Epiroc AB, Class B	53,867	1,023,034
Epiroc AB, Class A	112,513	2,424,890
EQT AB	125,655	4,165,031
Evolution AB(a)	56,511	4,456,651
Hemnet Group AB	7,858	228,062
Indutrade AB	21,037	569,940
JM AB	26,416	420,476
Lifco AB, Class B	15,517	623,259
Lindab International AB	5,306	109,178
New Wave Group AB, Class B	42,408	553,105
Paradox Interactive AB	32,842	654,745
Sandvik AB	274,261	6,241,838
Sectra AB, Class B*	14,886	547,307
Securitas AB, Class B	146,144	2,169,833
SkiStar AB	26,160	424,636
Sweco AB, Class B	36,217	623,225
Thule Group AB(a)	33,721	962,406
Trelleborg AB, Class B	26,457	977,452
Truecaller AB, Class B	64,674	455,345
Vitec Software Group AB, Class B	6,597	330,321
Total Sweden		38,283,633
Switzerland — 6.0%
Belimo Holding AG, Registered Shares	1,034	1,049,588
Clariant AG, Registered Shares*	106,903	1,131,480
Comet Holding AG, Registered Shares	1,494	467,720
Geberit AG, Registered Shares	6,326	4,959,075
Georg Fischer AG, Registered Shares	10,267	836,451
Huber & Suhner AG, Registered Shares	4,344	483,515
Logitech International SA, Registered Shares	22,895	2,054,797
Lonza Group AG, Registered Shares	4,446	3,155,766
SFS Group AG	8,281	1,131,875
Sika AG, Registered Shares	17,188	4,651,125
Sonova Holding AG, Registered Shares	6,708	1,992,175
Stadler Rail AG	14,189	348,486
Straumann Holding AG, Registered Shares	9,459	1,230,502
Sulzer AG, Registered Shares	5,058	909,932
UBS Group AG, Registered Shares	586,382	19,779,343
VAT Group AG(a)	4,027	1,693,262
Total Switzerland		45,875,092
United Kingdom — 9.2%
Admiral Group PLC	94,836	4,249,641
Ashtead Group PLC	41,307	2,642,888
Auto Trader Group PLC(a)	44,852	506,700
B&M European Value Retail SA	633,202	2,354,959
Barratt Redrow PLC	320,831	2,004,367
Bellway PLC	31,430	1,242,141
Bytes Technology Group PLC	17,061	119,820
Compass Group PLC	213,267	7,209,814
Croda International PLC	23,917	958,330
Greggs PLC	10,177	267,625
Hays PLC	44,953	43,952
Howden Joinery Group PLC	87,206	1,022,943
Imperial Brands PLC	428,312	16,886,178
Inchcape PLC	104,054	1,035,206
InterContinental Hotels Group PLC	13,197	1,501,737
Intertek Group PLC	16,583	1,077,141
JD Sports Fashion PLC	162,548	197,666
Kainos Group PLC	6,330	64,580
Man Group PLC	381,014	882,909
MONY Group PLC	196,998	597,143
Next PLC	21,344	3,638,542
Persimmon PLC	77,767	1,381,121
RELX PLC	246,210	13,283,189
Renishaw PLC	10,354	405,794
Rightmove PLC	69,423	750,225
RS Group PLC	45,034	354,537
Sage Group PLC	133,526	2,288,130
Savills PLC	37,871	515,851
Softcat PLC	31,947	751,678
Spectris PLC	11,353	597,100
Spirax Group PLC	3,566	291,001
Telecom Plus PLC	24,275	642,684
Total United Kingdom		69,765,592
United States — 10.5%
BP PLC	6,783,471	33,994,463
CSL Ltd.	49,248	7,729,140
Experian PLC	59,904	3,079,994
GSK PLC	1,341,997	25,562,163
Roche Holding AG, Bearer Shares	27,346	9,447,425
Total United States		79,813,185
TOTAL COMMON STOCKS
(Cost: $638,219,083)		752,826,734
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $1,012,318)	1,012,318	1,012,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c) (Cost: $3,929,587)	3,929,587	$3,929,587
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $643,160,988)		757,768,639
Other Assets less Liabilities — 0.1%		519,733
NET ASSETS — 100.0%		$758,288,372

*	Non-income producing security.
(a)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,087,212 and the total market value of the collateral held by the Fund was $4,293,852. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $364,265.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$752,826,734	$–	$–	$752,826,734
Mutual Fund	–	1,012,318	–	1,012,318
Investment of Cash Collateral for Securities Loaned	–	3,929,587	–	3,929,587
Total Investments in Securities	$752,826,734	$4,941,905	$–	$757,768,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.2%
Australia — 8.5%
Accent Group Ltd.	729,585	$666,996
Acrow Ltd.	751,006	487,250
Adairs Ltd.	331,063	453,451
Amotiv Ltd.	122,475	642,915
AMP Ltd.	1,549,924	1,279,836
ARB Corp. Ltd.	35,203	754,398
AUB Group Ltd.	58,410	1,358,139
Aussie Broadband Ltd.	170,696	437,395
Australian Clinical Labs Ltd.(e)	252,234	459,538
Australian Ethical Investment Ltd.	187,376	784,672
Autosports Group Ltd.	394,380	633,220
Beacon Lighting Group Ltd.	203,289	480,944
Bega Cheese Ltd.	158,167	565,955
Bisalloy Steel Group Ltd.	212,840	514,699
Cedar Woods Properties Ltd.	187,528	871,336
Centuria Capital Group	964,627	1,065,204
Codan Ltd.	102,923	1,356,432
Collins Foods Ltd.	91,421	557,189
Corporate Travel Management Ltd.	78,353	711,179
Cromwell Property Group	3,771,785	840,425
Dalrymple Bay Infrastructure Ltd.	933,008	2,598,649
Data#3 Ltd.	129,678	646,732
Dicker Data Ltd.	228,909	1,210,625
Domain Holdings Australia Ltd.	329,177	947,038
Domino's Pizza Enterprises Ltd.	59,474	751,073
Downer EDI Ltd.	412,887	1,707,395
Elders Ltd.	189,847	783,822
EQT Holdings Ltd.	26,972	600,987
EVT Ltd.	134,804	1,470,925
G8 Education Ltd.	974,418	753,530
Gold Road Resources Ltd.	321,384	688,724
GR Engineering Services Ltd.	560,602	1,194,019
GrainCorp Ltd., Class A	181,869	927,282
Growthpoint Properties Australia Ltd.	1,049,792	1,602,996
GWA Group Ltd.	594,073	934,382
Hansen Technologies Ltd.	174,408	569,206
Helia Group Ltd.	470,373	1,735,498
Helloworld Travel Ltd.	298,262	279,516
Horizon Oil Ltd.	4,031,656	515,219
Iluka Resources Ltd.	171,168	426,265
Imdex Ltd.	251,010	447,438
Infomedia Ltd.	485,823	377,285
Ingenia Communities Group	272,436	976,619
Inghams Group Ltd.	577,602	1,343,787
Integral Diagnostics Ltd.	390,551	650,107
IPD Group Ltd.	143,137	279,538
IPH Ltd.	380,691	1,142,645
IVE Group Ltd.	436,178	823,246
Johns Lyng Group Ltd.	155,749	323,562
Jumbo Interactive Ltd.	58,513	375,796
Kogan.com Ltd.	157,079	387,061
Lindsay Australia Ltd.	742,667	350,429
Lovisa Holdings Ltd.	95,236	1,977,241
Lycopodium Ltd.	92,241	626,264
Maas Group Holdings Ltd.(a)	136,647	379,699
Macmahon Holdings Ltd.	2,826,664	564,999
Mader Group Ltd.(a)	100,773	444,460
Magellan Financial Group Ltd.	216,035	1,211,912
Metcash Ltd.	1,294,814	3,317,856
Monadelphous Group Ltd.	79,264	912,166
Monash IVF Group Ltd.	718,026	331,744
Myer Holdings Ltd.	861,870	341,720
MyState Ltd.	463,560	1,278,973
nib holdings Ltd.	441,884	2,050,288
Nick Scali Ltd.	111,701	1,333,031
NRW Holdings Ltd.	614,914	1,204,922
Objective Corp. Ltd.	45,150	566,926
oOh!media Ltd.	620,150	701,067
Orora Ltd.	1,045,626	1,295,125
Paragon Care Ltd.*(a)	1,486,286	355,524
Perenti Ltd.	1,090,275	1,157,509
Perpetual Ltd.	133,570	1,580,884
Perseus Mining Ltd.	544,030	1,212,202
Pinnacle Investment Management Group Ltd.	146,660	1,974,174
Platinum Asset Management Ltd.	1,133,615	341,741
Propel Funeral Partners Ltd.	81,337	241,468
PWR Holdings Ltd.	52,326	237,643
Ramelius Resources Ltd.	769,891	1,271,461
Redox Ltd.	528,615	748,284
Regal Partners Ltd.(a)	292,866	416,488
Regis Healthcare Ltd.	239,582	1,230,959
Ridley Corp. Ltd.	453,546	873,860
Service Stream Ltd.	688,235	895,304
Shaver Shop Group Ltd.	429,407	375,685
SmartGroup Corp. Ltd.	149,962	724,306
Southern Cross Electrical Engineering Ltd.	407,196	487,012
SRG Global Ltd.	1,055,351	1,193,052
Stanmore Resources Ltd.	1,068,334	1,309,248
Tasmea Ltd.	263,573	639,111
Universal Store Holdings Ltd.	116,242	592,674
Ventia Services Group Pty. Ltd.	965,349	3,277,083
Vulcan Steel Ltd.	99,896	381,017
Waypoint REIT Ltd.	826,851	1,333,017
Westgold Resources Ltd.	220,394	414,529
Total Australia		84,545,197
Austria — 0.4%
Kontron AG	50,204	1,473,298
Oesterreichische Post AG	46,304	1,644,206
Schoeller-Bleckmann Oilfield Equipment AG	34,466	1,219,806
Total Austria		4,337,310
Belgium — 1.6%
Barco NV	92,342	1,340,854
Bekaert SA	55,731	2,292,964
Cofinimmo SA	72,158	6,539,043
Deceuninck NV	156,783	380,042
Fagron	40,209	1,059,624
Ion Beam Applications	24,288	325,589
Kinepolis Group NV	13,961	589,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Recticel SA	45,805	$549,511
Tessenderlo Group SA	53,111	1,577,311
Xior Student Housing NV(e)	46,523	1,679,288
Total Belgium		16,333,379
Canada — 0.1%
Champion Iron Ltd.	357,205	976,173
China — 0.3%
KLN Logistics Group Ltd.	1,114,500	1,077,587
Morimatsu International Holdings Co. Ltd.	822,000	632,469
VSTECS Holdings Ltd.	1,720,000	1,702,471
Total China		3,412,527
Denmark — 1.4%
Cementir Holding NV	140,782	2,449,107
Chemometec AS	8,180	752,259
Matas AS	22,301	468,069
Sydbank AS	135,094	9,985,708
Total Denmark		13,655,143
Finland — 2.2%
Aktia Bank OYJ	53,939	614,801
Anora Group OYJ	170,799	642,578
Harvia OYJ(e)	13,581	773,190
Kamux Corp.(a)	130,855	303,215
Lassila & Tikanoja OYJ	31,016	346,969
Mandatum OYJ	698,471	4,545,525
Marimekko OYJ	37,069	538,696
Nokian Renkaat OYJ(a)	175,494	1,264,862
Oma Saastopankki OYJ(a)	49,881	492,429
Outokumpu OYJ(a)	668,849	2,749,518
Puuilo OYJ	117,096	1,793,763
Raisio OYJ, Class V	247,541	717,722
Sanoma OYJ	88,412	1,028,483
Talenom OYJ	74,943	345,729
Terveystalo OYJ(b)	88,017	1,184,032
TietoEVRY OYJ	185,300	3,501,980
Tokmanni Group Corp.	101,423	1,256,034
Total Finland		22,099,526
France — 2.9%
ABC arbitrage	118,909	884,945
Bonduelle SCA(a)	52,339	525,910
Catana Group(a)	65,778	254,804
Cie des Alpes	74,471	1,800,806
Coface SA	287,439	5,496,411
Derichebourg SA	140,031	947,624
Etablissements Maurel & Prom SA	245,720	1,393,157
Fnac Darty SA	15,858	625,461
GL Events SACA	30,756	985,610
IPSOS SA	47,309	2,526,781
Manitou BF SA	50,686	1,243,503
Mersen SA	30,594	793,672
Metropole Television SA	139,359	2,149,526
Opmobility	205,673	2,621,920
Quadient SA	34,154	637,457
Television Francaise 1 SA	203,678	2,107,555
Vicat SACA	54,611	3,769,379
Total France		28,764,521
Georgia — 0.9%
Lion Finance Group PLC	47,102	4,569,870
TBC Bank Group PLC	72,639	4,618,693
Total Georgia		9,188,563
Germany — 3.3%
7C Solarparken AG*	87,456	182,735
AIXTRON SE	78,649	1,439,301
Bilfinger SE	36,601	3,508,016
Cancom SE	38,729	1,275,210
Dermapharm Holding SE	34,868	1,420,263
Deutz AG	155,405	1,391,880
Duerr AG	51,588	1,368,578
ElringKlinger AG	46,440	246,129
GFT Technologies SE	10,050	293,750
Hamborner REIT AG	103,136	721,554
Instone Real Estate Group SE(b)	49,255	557,943
Jenoptik AG	16,741	383,792
Lanxess AG	14,036	416,188
M1 Kliniken AG	29,800	531,707
MLP SE	85,471	845,783
Norma Group SE	29,689	478,845
PNE AG	25,360	451,891
RENK Group AG	39,912	3,179,287
SAF-Holland SE	72,406	1,453,393
Sirius Real Estate Ltd.	2,447,345	3,269,874
SMA Solar Technology AG*(a)	40,816	1,017,648
Suedzucker AG	427,524	5,595,614
Wacker Neuson SE	87,242	2,488,538
Total Germany		32,517,919
Hong Kong — 3.6%
Cafe de Coral Holdings Ltd.(a)	1,150,000	1,013,758
Dah Sing Banking Group Ltd.	936,000	1,083,852
Dah Sing Financial Holdings Ltd.	434,229	1,645,645
Guotai Junan International Holdings Ltd.(a)	5,654,000	2,470,474
Hang Lung Group Ltd.	1,902,000	3,309,722
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,394,000	830,813
Johnson Electric Holdings Ltd.	1,031,000	2,836,892
Luk Fook Holdings International Ltd.	978,000	2,497,949
Nissin Foods Co. Ltd.(a)	1,253,000	1,109,344
Pacific Basin Shipping Ltd.	4,121,000	1,060,436
Stella International Holdings Ltd.	1,839,500	3,397,803
SUNeVision Holdings Ltd.	1,679,000	1,616,973
Swire Pacific Ltd., Class B	2,457,500	3,481,197
Tam Jai International Co. Ltd.	5,765,000	1,138,312
United Laboratories International Holdings Ltd.	1,902,000	3,639,241
Vitasoy International Holdings Ltd.	484,000	566,003
Viva Goods Company Ltd.(a)	7,128,000	367,750
VTech Holdings Ltd.	597,100	4,331,827
Total Hong Kong		36,397,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Indonesia — 0.8%
Bumitama Agri Ltd.	1,054,400	$633,311
First Pacific Co. Ltd.	6,142,000	4,350,257
First Resources Ltd.	1,253,400	1,446,628
Nickel Industries Ltd.	4,185,261	1,906,254
Total Indonesia		8,336,450
Ireland — 0.6%
C&C Group PLC	253,012	564,452
Cairn Homes PLC	645,003	1,624,058
Dalata Hotel Group PLC	170,774	1,292,986
Kenmare Resources PLC	227,764	1,022,181
Origin Enterprises PLC	154,861	672,599
Uniphar PLC	137,058	603,320
Total Ireland		5,779,596
Israel — 6.4%
Altshuler Shaham Finance Ltd.	489,903	869,969
Amot Investments Ltd.	527,303	3,571,724
Ashdod Refinery Ltd.*(a)	45,000	862,575
Ashtrom Group Ltd.^	1	13
AudioCodes Ltd.	42,267	415,578
Aura Investments Ltd.(a)	68,060	487,081
Automatic Bank Services Ltd.	96,315	616,645
Electra Real Estate Ltd.*(a)	29,778	442,757
Energix-Renewable Energies Ltd.(a)	238,461	880,907
FIBI Holdings Ltd.	48,279	3,597,090
Fox Wizel Ltd.	12,188	1,220,429
Gav-Yam Lands Corp. Ltd.	49,074	537,009
Harel Insurance Investments & Financial Services Ltd.	270,141	7,566,355
Hilan Ltd.	10,726	911,272
IDI Insurance Co. Ltd.	31,347	2,044,187
Israel Canada TR Ltd.(a)	138,265	622,039
Isramco Negev 2 LP	2,771,027	1,891,787
Magic Software Enterprises Ltd.	67,507	1,291,002
Matrix IT Ltd.	63,618	2,214,114
Max Stock Ltd.	218,582	1,038,548
Maytronics Ltd.(a)	169,951	248,959
Mediterranean Towers Ltd.	248,873	923,805
Mega Or Holdings Ltd.	26,878	1,255,504
MENIF - Financial Services Ltd.	96,014	687,138
Menora Mivtachim Holdings Ltd.(a)	60,000	4,726,949
Migdal Insurance & Financial Holdings Ltd.	284,770	783,995
Mivne Real Estate KD Ltd.	317,244	1,188,900
Next Vision Stabilized Systems Ltd.(a)	59,871	2,234,828
Oil Refineries Ltd.	7,010,529	1,890,293
One Software Technologies Ltd.	65,463	1,687,361
Paz Retail & Energy Ltd.^	1	104
Plus500 Ltd.	127,755	5,945,342
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	23,213	2,240,994
Ratio Energies Finance LP	430,178	618,153
Retailors Ltd.	40,591	785,663
Sapiens International Corp. NV	22,010	645,953
Shufersal Ltd.	116,906	1,343,161
Sisram Medical Ltd.(b)	797,600	441,982
Strauss Group Ltd.	94,046	2,579,109
Tamar Petroleum Ltd.(b)	114,774	1,411,030
Tel Aviv Stock Exchange Ltd.	42,157	814,973
Total Israel		63,535,277
Italy — 4.1%
Alerion Cleanpower SpA	47,301	971,674
Arnoldo Mondadori Editore SpA	458,109	1,156,165
Ascopiave SpA	277,132	990,573
Banca IFIS SpA	102,038	2,718,944
Cairo Communication SpA*	333,929	1,138,709
Carel Industries SpA(b)	36,083	957,246
d'Amico International Shipping SA	172,317	697,037
Danieli & C Officine Meccaniche SpA(a)	20,801	814,315
Danieli & C Officine Meccaniche SpA, RSP	19,153	575,558
Datalogic SpA	80,724	443,940
El.En. SpA	47,058	614,810
Enav SpA(b)	876,498	4,035,254
Ferretti SpA(a)	268,795	885,994
Fiera Milano SpA	113,671	785,918
Illimity Bank SpA*	136,158	624,292
IMMSI SpA	868,176	509,044
Industrie De Nora SpA	45,383	352,666
Intercos SpA	40,048	607,373
Italian Sea Group SpA(a)	87,844	593,946
Iveco Group NV	134,076	2,628,330
Maire SpA	272,006	3,579,287
MARR SpA	81,508	928,078
MFE-MediaForEurope NV, Class A	557,584	1,904,652
Orsero SpA	31,371	514,075
OVS SpA(b)	230,896	1,003,380
Piaggio & C SpA(a)	618,204	1,364,275
RAI Way SpA(b)	410,479	2,929,591
Sanlorenzo SpA	21,829	764,875
Sesa SpA	7,020	709,912
Sogefi SpA	405,155	1,062,946
Technogym SpA(b)	169,298	2,418,549
Wiit SpA	21,488	389,958
Zignago Vetro SpA(a)	124,570	1,223,915
Total Italy		40,895,281
Japan — 27.3%
77 Bank Ltd.	38,200	1,301,939
Adastria Co. Ltd.	15,500	319,883
ADEKA Corp.	44,001	840,145
Ai Holdings Corp.	35,100	569,833
Aica Kogyo Co. Ltd.	64,900	1,616,603
Aisan Industry Co. Ltd.	60,700	706,405
AIT Corp.	35,000	429,368
Alinco, Inc.	3,700	26,461
Alleanza Holdings Co. Ltd.	20,600	144,469
Alps Alpine Co. Ltd.	84,900	912,508
Amano Corp.	60,200	1,868,786
Anritsu Corp.	58,500	756,537
AOKI Holdings, Inc.	38,500	444,851
Aoyama Trading Co. Ltd.	49,900	756,558
Arcs Co. Ltd.	39,700	821,237
ARE Holdings, Inc.	60,800	759,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Ariake Japan Co. Ltd.	13,100	$600,381
Artience Co. Ltd.	22,900	477,992
As One Corp.	24,000	413,888
Asanuma Corp.	141,000	733,089
ASKUL Corp.	30,900	329,440
Autobacs Seven Co. Ltd.	39,503	392,446
AZ-COM MARUWA Holdings, Inc.	36,400	257,291
Bando Chemical Industries Ltd.	66,100	777,028
Baroque Japan Ltd.	89,700	495,556
Bunka Shutter Co. Ltd.	49,700	812,707
C Uyemura & Co. Ltd.	8,300	532,092
Canon Electronics, Inc.	20,500	362,044
Casio Computer Co. Ltd.	133,300	1,015,127
Central Glass Co. Ltd.	14,500	298,442
Chori Co. Ltd.	23,800	665,665
Chugin Financial Group, Inc.	124,100	1,500,506
Chugoku Electric Power Co., Inc.	218,700	1,079,533
Chugoku Marine Paints Ltd.	41,000	768,652
Citizen Watch Co. Ltd.	171,500	1,015,144
Computer Engineering & Consulting Ltd.	13,100	198,797
Daicel Corp.	201,100	1,683,897
Dai-Dan Co. Ltd.	25,900	797,020
Daido Steel Co. Ltd.	145,555	1,003,352
Daiei Kankyo Co. Ltd.	25,400	555,672
Daihen Corp.	13,100	579,522
Daiichikosho Co. Ltd.	47,800	537,252
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,800	279,137
Daio Paper Corp.	39,200	216,835
Daiseki Co. Ltd.	13,100	316,061
Daishi Hokuetsu Financial Group, Inc.	42,580	983,103
Daiwabo Holdings Co. Ltd.	45,800	822,336
DCM Holdings Co. Ltd.	57,500	530,635
Denka Co. Ltd.	41,400	567,496
Dentsu Soken, Inc.	21,200	986,285
Dexerials Corp.	66,100	1,021,622
DIC Corp.	40,900	821,285
Dip Corp.	13,100	206,778
Dowa Holdings Co. Ltd.	21,500	695,407
DTS Corp.	26,700	955,651
Eagle Industry Co. Ltd.	47,700	634,041
Earth Corp.	13,100	443,030
EDION Corp.	42,200	616,150
Eiken Chemical Co. Ltd.	9,700	143,104
Elecom Co. Ltd.	27,400	343,342
en Japan, Inc.	14,700	169,547
ES-Con Japan Ltd.	92,500	634,619
Exedy Corp.	21,500	614,732
EXEO Group, Inc.	123,500	1,569,774
Ezaki Glico Co. Ltd.(a)	16,300	520,219
Feed One Co. Ltd.	30,000	203,953
Financial Partners Group Co. Ltd.	85,800	1,417,873
Food & Life Cos. Ltd.	15,800	767,330
FP Corp.	16,600	305,005
FP Partner, Inc.(a)	6,200	93,615
France Bed Holdings Co. Ltd.	31,700	280,032
Fudo Tetra Corp.	26,300	411,674
Fuji Corp. Ltd.(a)	87,400	413,266
Fuji Oil Co. Ltd.	25,300	494,808
Fuji Pharma Co. Ltd.	43,800	420,276
Fuji Seal International, Inc.	36,200	698,964
Fujimi, Inc.	32,523	460,674
Fujitec Co. Ltd.	48,200	2,068,217
Fukuda Denshi Co. Ltd.	12,700	615,459
Fukuyama Transporting Co. Ltd.	14,200	331,296
Funai Soken Holdings, Inc.(a)	31,300	525,694
Furukawa Electric Co. Ltd.	17,200	837,465
Furyu Corp.	23,300	163,081
Futaba Industrial Co. Ltd.	42,600	236,232
Future Corp.(a)	39,500	587,120
Gecoss Corp.	78,300	653,742
Glory Ltd.	25,577	595,489
Godo Steel Ltd.	17,300	449,133
Goldwin, Inc.	14,500	814,819
GS Yuasa Corp.	35,000	653,259
Gunma Bank Ltd.	238,800	2,001,228
H2O Retailing Corp.	44,200	579,256
Hakuto Co. Ltd.	27,600	703,160
Hanwa Co. Ltd.	24,900	937,769
Happinet Corp.	13,000	514,798
Hazama Ando Corp.	139,900	1,405,344
Heiwa Corp.	47,919	696,666
Heiwa Real Estate Co. Ltd.	36,400	551,878
Hirogin Holdings, Inc.	159,500	1,332,801
Hochiki Corp.	23,400	504,628
Hogy Medical Co. Ltd.	13,100	365,035
Hokkaido Electric Power Co., Inc.	70,300	365,553
Hokkaido Gas Co. Ltd.	107,000	440,015
Horiba Ltd.	23,900	1,862,262
House Foods Group, Inc.	44,000	853,681
HU Group Holdings, Inc.	41,700	920,059
Hyakujushi Bank Ltd.	22,100	640,303
Ichibanya Co. Ltd.	74,700	477,331
Ichigo, Inc.	159,000	444,709
IDOM, Inc.	50,300	369,123
Iino Kaiun Kaisha Ltd.	111,600	781,884
Inaba Denki Sangyo Co. Ltd.	45,300	1,241,285
Inabata & Co. Ltd.	39,700	883,627
Itochu Enex Co. Ltd.	79,401	948,777
Itoham Yonekyu Holdings, Inc.	41,600	1,411,195
IwaiCosmo Holdings, Inc.	16,100	250,676
Izumi Co. Ltd.	27,500	633,788
JAC Recruitment Co. Ltd.	157,600	1,105,257
Japan Aviation Electronics Industry Ltd.	35,400	629,600
Japan Lifeline Co. Ltd.	50,600	523,708
Japan Securities Finance Co. Ltd.	39,500	479,923
Japan Steel Works Ltd.	14,900	853,182
Japan Transcity Corp.	39,500	298,892
Jeol Ltd.	12,200	371,967
Joyful Honda Co. Ltd.(a)	56,400	814,890
JTEKT Corp.	227,900	1,874,383
Juroku Financial Group, Inc.	28,500	955,952
JVCKenwood Corp.	57,100	456,579
Kaga Electronics Co. Ltd.	40,000	758,766

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Kagome Co. Ltd.	18,700	$371,618
Kamigumi Co. Ltd.	65,300	1,811,465
Kanamoto Co. Ltd.	13,200	296,085
Kaneka Corp.	23,900	658,534
Kanematsu Corp.	68,200	1,295,821
Katitas Co. Ltd.	19,200	332,439
Kato Sangyo Co. Ltd.	25,300	963,342
Keihan Holdings Co. Ltd.	27,800	587,775
Keikyu Corp.	92,400	961,774
KH Neochem Co. Ltd.(a)	14,000	244,827
Ki-Star Real Estate Co. Ltd.	2,800	89,654
Kitz Corp.	62,500	513,171
Koatsu Gas Kogyo Co. Ltd.	27,600	199,866
Kojima Co. Ltd.	22,400	191,519
Kokuyo Co. Ltd.(a)	301,200	1,724,062
KOMEDA Holdings Co. Ltd.	33,500	689,041
Komeri Co. Ltd.	24,900	507,843
Konoike Transport Co. Ltd.	21,400	436,311
Kotobuki Spirits Co. Ltd.	20,000	284,884
Krosaki Harima Corp.	28,600	657,357
K's Holdings Corp.	72,400	734,300
Kumagai Gumi Co. Ltd.	22,100	640,303
Kumiai Chemical Industry Co. Ltd.	55,600	307,167
Kurabo Industries Ltd.	13,195	682,382
Kureha Corp.	25,800	561,743
Kurimoto Ltd.	13,100	514,223
KYB Corp.	49,800	1,028,787
Kyoei Steel Ltd.	39,500	562,235
Kyokuto Kaihatsu Kogyo Co. Ltd.	37,600	697,362
Kyorin Pharmaceutical Co. Ltd.	29,090	305,310
LEC, Inc.	13,100	106,291
Leopalace21 Corp.	132,100	568,841
Life Corp.	48,500	742,719
Lintec Corp.	30,030	614,758
Mabuchi Motor Co. Ltd.	88,900	1,310,928
Macnica Holdings, Inc.	130,400	1,752,268
Makino Milling Machine Co. Ltd.	8,300	661,380
Mani, Inc.	17,200	147,059
Marubun Corp.	5,300	37,940
Maruha Nichiro Corp.	39,100	825,067
Maruzen Showa Unyu Co. Ltd.	7,700	374,219
Matsui Securities Co. Ltd.	370,540	1,785,426
Max Co. Ltd.	38,200	1,231,064
MCJ Co. Ltd.	47,700	430,619
Megmilk Snow Brand Co. Ltd.	24,200	457,378
MEITEC Group Holdings, Inc.	106,600	2,343,879
Micronics Japan Co. Ltd.	10,400	389,518
Mirait One Corp.	51,600	906,648
Mirarth Holdings, Inc.	131,500	342,303
Mitsubishi Materials Corp.	90,400	1,427,237
Mitsubishi Shokuhin Co. Ltd.	26,000	1,139,396
Mitsuboshi Belting Ltd.	39,500	939,337
Mitsui DM Sugar Co. Ltd.	34,300	726,630
Mitsui Mining & Smelting Co. Ltd.	31,764	1,108,095
Mitsui-Soko Holdings Co. Ltd.	17,100	465,842
Mizuho Medy Co. Ltd.	31,300	313,119
Mizuno Corp.	39,600	728,150
Mochida Pharmaceutical Co. Ltd.	13,300	273,007
Modec, Inc.	8,600	368,542
Monex Group, Inc.	198,000	971,872
Morinaga & Co. Ltd.	28,200	463,671
Morinaga Milk Industry Co. Ltd.	39,400	882,951
Musashi Seimitsu Industry Co. Ltd.	23,400	497,338
Musashino Bank Ltd.	29,200	660,030
Nagase & Co. Ltd.	51,600	992,919
Nagoya Railroad Co. Ltd.	53,800	607,296
Nakayama Steel Works Ltd.	64,000	275,593
Nankai Electric Railway Co. Ltd.	56,700	855,731
Nanto Bank Ltd.	15,300	434,813
Nichias Corp.	31,000	1,185,531
Nichicon Corp.	18,500	152,283
Nichiha Corp.	25,600	527,082
Nifco, Inc.	30,500	722,143
Nihon Kohden Corp.	36,900	438,370
Nihon M&A Center Holdings, Inc.	182,200	922,573
Nihon Nohyaku Co. Ltd.	24,500	142,646
Nikkon Holdings Co. Ltd.	70,300	1,561,790
Nippn Corp.	63,800	940,359
Nippon Air Conditioning Services Co. Ltd.	61,000	474,672
Nippon Carbon Co. Ltd.(a)	10,500	296,947
Nippon Denko Co. Ltd.	19,800	34,132
Nippon Electric Glass Co. Ltd.(a)	60,500	1,434,961
Nippon Gas Co. Ltd.	124,500	2,284,949
Nippon Kanzai Holdings Co. Ltd.	32,800	617,193
Nippon Kayaku Co. Ltd.	80,599	722,598
Nippon Road Co. Ltd.	18,500	321,216
Nippon Shinyaku Co. Ltd.	30,500	664,287
Nippon Shokubai Co. Ltd.	61,200	696,547
Nippon Soda Co. Ltd.	49,200	1,033,764
Nippon Yakin Kogyo Co. Ltd.	14,300	394,018
Nipro Corp.	51,600	456,003
Nishimatsu Construction Co. Ltd.	26,700	887,258
Nishi-Nippon Railroad Co. Ltd.	12,200	171,836
Nishio Holdings Co. Ltd.	14,600	406,833
Nisshin Oillio Group Ltd.	19,900	673,000
Nissin Corp.	13,300	744,899
Nissui Corp.	157,200	953,027
Nitto Kogyo Corp.	57,400	1,237,848
Noevir Holdings Co. Ltd.	31,700	950,265
Nohmi Bosai Ltd.	12,200	308,706
Nomura Micro Science Co. Ltd.(a)	13,100	233,532
Noritake Co. Ltd.	31,000	784,416
North Pacific Bank Ltd.(a)	158,300	633,441
NS United Kaiun Kaisha Ltd.	21,700	587,400
NSD Co. Ltd.	51,200	1,265,423
NSK Ltd.	411,100	1,931,056
NTN Corp.	193,200	304,556
Obara Group, Inc.	10,700	265,565
Ogaki Kyoritsu Bank Ltd.	43,100	746,854
Ohsho Food Service Corp.	20,700	545,284
Okamura Corp.	67,300	1,034,345
Okinawa Cellular Telephone Co.	39,300	1,393,028
OKUMA Corp.	31,000	787,635
Okumura Corp.	32,400	965,641

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Onward Holdings Co. Ltd.	87,600	$360,237
Open Up Group, Inc.(a)	39,500	467,344
Organo Corp.	13,100	816,228
Osaka Soda Co. Ltd.	19,700	245,082
OSG Corp.	46,100	542,879
PAL GROUP Holdings Co. Ltd.	15,500	386,843
PALTAC Corp.	20,100	561,901
Paramount Bed Holdings Co. Ltd.	30,800	546,722
Penta-Ocean Construction Co. Ltd.	147,000	919,685
PHC Holdings Corp.	70,300	444,348
Pigeon Corp.	75,000	909,689
PILLAR Corp.	17,100	459,331
Pilot Corp.	13,100	369,842
Pola Orbis Holdings, Inc.(a)	151,600	1,343,404
Press Kogyo Co. Ltd.	123,100	464,464
Prima Meat Packers Ltd.	39,500	619,935
Raito Kogyo Co. Ltd.	12,000	237,848
Relo Group, Inc.	62,000	733,338
Rengo Co. Ltd.	96,800	523,656
Resorttrust, Inc.	79,400	968,004
Restar Corp.	16,500	291,744
Riso Kagaku Corp.	47,200	362,059
Roland Corp.(a)	13,100	287,040
Rorze Corp.	23,200	329,742
Round One Corp.	87,200	888,632
Ryobi Ltd.	13,100	194,534
S Foods, Inc.	20,700	375,178
Sakai Chemical Industry Co. Ltd.	18,700	344,755
Sakai Moving Service Co. Ltd.	22,600	415,717
San-A Co. Ltd.	29,900	611,062
San-Ai Obbli Co. Ltd.	60,500	760,203
Sangetsu Corp.	51,500	1,053,567
San-In Godo Bank Ltd.	101,000	833,480
Sanki Engineering Co. Ltd.	64,700	1,814,081
Sankyu, Inc.	36,200	1,937,751
Sanshin Electronics Co. Ltd.	27,700	453,724
Santec Holdings Corp.(a)	5,600	214,781
Sanyo Chemical Industries Ltd.	13,100	331,479
Sanyo Denki Co. Ltd.	2,200	146,824
Sawai Group Holdings Co. Ltd.	39,500	501,253
Scroll Corp.	68,100	501,633
Seika Corp.	13,800	445,685
Seikitokyu Kogyo Co. Ltd.	59,200	601,242
Seiko Group Corp.	13,100	397,684
Seiren Co. Ltd.	26,700	430,320
Senko Group Holdings Co. Ltd.	53,600	728,792
Senshu Electric Co. Ltd.	9,800	286,310
Senshu Ikeda Holdings, Inc.	145,100	573,589
Seria Co. Ltd.	18,600	345,744
Seven Bank Ltd.	729,700	1,328,610
Shibaura Electronics Co. Ltd.	10,000	414,691
Shibaura Machine Co. Ltd.	13,100	288,400
Shibaura Mechatronics Corp.(a)	4,100	309,391
Shikoku Electric Power Co., Inc.	162,100	1,355,088
Shin Nippon Air Technologies Co. Ltd.	26,400	439,193
Shinagawa Refractories Co. Ltd.	22,500	258,420
Shin-Etsu Polymer Co. Ltd.	52,800	634,572
Ship Healthcare Holdings, Inc.	19,100	256,593
Shizuoka Gas Co. Ltd.	90,900	673,357
SHO-BOND Holdings Co. Ltd.	45,800	1,493,427
Shoei Co. Ltd.	23,500	283,084
Sinfonia Technology Co. Ltd.	8,800	594,607
SKY Perfect JSAT Holdings, Inc.	145,000	1,451,556
Sotetsu Holdings, Inc.	38,200	600,061
Star Micronics Co. Ltd.	17,400	203,097
Starts Corp., Inc.	39,700	1,251,919
Sumida Corp.(a)	48,200	323,013
Sumitomo Bakelite Co. Ltd.	38,400	1,108,308
Sumitomo Mitsui Construction Co. Ltd.	22,500	92,838
Sumitomo Osaka Cement Co. Ltd.	13,300	348,326
Sumitomo Riko Co. Ltd.	47,100	543,894
Sun Frontier Fudousan Co. Ltd.	37,800	543,009
Sun-Wa Technos Corp.	2,600	43,830
Suruga Bank Ltd.	89,100	829,038
Suzuden Corp.	7,100	86,412
Suzuken Co. Ltd.	18,500	667,022
SWCC Corp.	10,200	532,438
Systena Corp.	283,900	803,871
T Hasegawa Co. Ltd.	15,800	321,590
Tachibana Eletech Co. Ltd.	14,800	271,624
Tachi-S Co. Ltd.	39,600	472,639
Taiheiyo Cement Corp.	46,000	1,141,362
Taikisha Ltd.	30,600	546,773
Taiyo Holdings Co. Ltd.	28,600	1,397,875
Takara Holdings, Inc.	74,500	617,889
Takara Standard Co. Ltd.	42,500	714,978
Takasago Thermal Engineering Co. Ltd.	55,200	2,708,314
Takashimaya Co. Ltd.(a)	87,500	683,608
Takeuchi Manufacturing Co. Ltd.	31,600	1,024,930
Takuma Co. Ltd.	41,800	592,657
Tama Home Co. Ltd.(a)	25,200	578,338
Tamron Co. Ltd.	117,200	709,959
Tayca Corp.	13,100	117,174
TechnoPro Holdings, Inc.(a)	42,800	1,246,562
Teijin Ltd.	39,800	321,828
Teikoku Electric Manufacturing Co. Ltd.	13,500	303,282
TKC Corp.	25,300	739,146
Toagosei Co. Ltd.	84,000	812,697
Tocalo Co. Ltd.	56,700	746,998
Toda Corp.	145,200	920,587
Toho Bank Ltd.	192,900	442,036
Toho Holdings Co. Ltd.	13,100	422,625
Tohokushinsha Film Corp.(a)	131,800	509,152
TOKAI Holdings Corp.	88,800	611,078
Tokai Rika Co. Ltd.	42,122	647,963
Tokai Tokyo Financial Holdings, Inc.	197,900	678,185
Tokuyama Corp.	34,000	709,917
Tokyo Electron Device Ltd.	14,200	278,505
Tokyo Kiraboshi Financial Group, Inc.	20,300	854,471
Tokyo Steel Manufacturing Co. Ltd.	48,800	511,159
Tokyo Tekko Co. Ltd.	8,600	323,293
Tokyotokeiba Co. Ltd.	13,100	433,054
Tokyu Construction Co. Ltd.	39,800	291,243
Tomoku Co. Ltd.	13,400	266,432

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Tomy Co. Ltd.	37,400	$842,791
Topy Industries Ltd.	8,100	127,014
Tosei Corp.	27,000	482,820
Totetsu Kogyo Co. Ltd.	25,100	671,615
Towa Pharmaceutical Co. Ltd.	21,700	449,338
Toyo Construction Co. Ltd.	93,900	931,557
Toyo Seikan Group Holdings Ltd.	116,000	2,267,077
Toyo Tanso Co. Ltd.	13,100	443,937
Toyo Tire Corp.(a)	131,300	2,776,075
Toyobo Co. Ltd.	60,700	385,770
Toyoda Gosei Co. Ltd.	92,500	1,819,326
Toyota Boshoku Corp.	152,300	2,073,967
Transcosmos, Inc.	17,200	416,768
Trusco Nakayama Corp.	30,700	438,890
Tsubakimoto Chain Co.	99,200	1,234,120
Tsumura & Co.	33,201	798,966
UACJ Corp.	16,200	592,170
UBE Corp.	54,500	853,467
Ulvac, Inc.(a)	13,500	495,905
U-Next Holdings Co. Ltd.	26,400	420,185
Universal Entertainment Corp.*(a)	47,100	316,619
Valor Holdings Co. Ltd.	39,700	692,884
Valqua Ltd.	20,700	439,953
VT Holdings Co. Ltd.	144,300	471,526
Wacoal Holdings Corp.	22,500	774,014
Wellneo Sugar Co. Ltd.	56,000	874,243
West Holdings Corp.	13,100	150,911
Workman Co. Ltd.	20,900	913,005
Xebio Holdings Co. Ltd.	36,400	276,695
YAMABIKO Corp.	39,500	580,830
Yamagata Bank Ltd.	7,000	72,547
Yamaguchi Financial Group, Inc.	120,100	1,291,255
Yamaichi Electronics Co. Ltd.	15,200	281,281
Yamazen Corp.	71,700	621,471
Yellow Hat Ltd.	26,400	281,464
Yokogawa Bridge Holdings Corp.	39,500	691,308
Yokorei Co. Ltd.	9,000	53,460
Yuasa Trading Co. Ltd.	16,600	517,726
Yurtec Corp.	50,100	734,617
Zeon Corp.	143,300	1,452,891
Total Japan		271,952,293
Jersey — 0.4%
Ithaca Energy PLC	1,611,571	3,480,462
JTC PLC(b)	62,616	729,349
Total Jersey		4,209,811
Malaysia — 0.0%
Frencken Group Ltd.	440,900	429,251
Netherlands — 1.2%
Brunel International NV	78,105	820,567
Corbion NV	32,386	693,037
ForFarmers NV	167,933	787,527
Fugro NV	62,164	870,546
Kendrion NV	41,644	566,074
Koninklijke BAM Groep NV	244,569	2,168,944
Koninklijke Heijmans NV	31,797	2,051,003
PostNL NV(a)	746,752	809,078
Sligro Food Group NV	39,292	665,092
Wereldhave NV	108,405	2,173,450
Total Netherlands		11,605,318
Norway — 4.8%
ABG Sundal Collier Holding ASA	941,076	653,751
AF Gruppen ASA*	50,898	768,522
Aker Solutions ASA	438,318	1,508,170
AMSC ASA*	1,693	246
Austevoll Seafood ASA	194,486	1,862,278
Bonheur ASA	31,653	716,280
Borregaard ASA	43,902	860,713
Bouvet ASA	84,636	666,570
Deep Value Driller AS*	321,257	485,709
Elmera Group ASA(b)	197,861	691,165
Europris ASA(b)	192,360	1,623,323
Golden Ocean Group Ltd.	328,787	2,428,612
Hoegh Autoliners ASA	640,997	5,646,895
Kid ASA(b)	59,553	915,684
Kitron ASA	177,524	1,098,155
Klaveness Combination Carriers ASA(b)	138,243	833,308
Leroy Seafood Group ASA	559,684	2,643,645
MPC Container Ships ASA	976,761	1,541,436
NORBIT ASA	75,772	1,617,316
Norconsult Norge AS	234,618	1,054,885
Odfjell Drilling Ltd.	262,129	1,727,720
Panoro Energy ASA*	173,865	390,005
Pexip Holding ASA	115,057	670,807
Protector Forsikring ASA	23,939	1,014,835
Rana Gruber ASA	141,177	961,204
Reach Subsea ASA	570,552	433,001
Solstad Maritime Holding AS	247,616	585,903
SpareBank 1 Nord Norge	155,939	2,266,422
SpareBank 1 Oestlandet	49,488	951,841
SpareBank 1 SMN	159,712	3,060,817
Sparebanken Norge	119,017	1,882,924
Stolt-Nielsen Ltd.	92,279	2,334,400
TGS ASA	246,257	2,091,543
Veidekke ASA	93,288	1,493,390
Total Norway		47,481,475
Portugal — 1.5%
Altri SGPS SA(a)	242,928	1,388,734
Corticeira Amorim SGPS SA	105,290	978,869
CTT-Correios de Portugal SA	194,430	1,723,148
NOS SGPS SA	734,401	3,336,235
REN - Redes Energeticas Nacionais SGPS SA	883,437	3,136,992
Semapa-Sociedade de Investimento & Gestao	66,473	1,303,089
Sonae SGPS SA	2,454,469	3,480,462
Total Portugal		15,347,529
Singapore — 3.1%
Aztech Global Ltd.(a)(e)	1,938,300	859,843
BW LPG Ltd.(b)	324,263	3,813,087
Centurion Corp. Ltd.	1,154,200	1,522,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
China Aviation Oil Singapore Corp. Ltd.	844,600	$603,452
ComfortDelGro Corp. Ltd.	2,957,300	3,320,331
CSE Global Ltd.	1,884,621	836,031
Delfi Ltd.	909,100	538,900
Digital Core REIT Management Pte. Ltd.	1,983,900	1,051,467
Food Empire Holdings Ltd.	995,300	1,437,877
Geo Energy Resources Ltd.	2,509,600	660,084
Hong Fok Corp. Ltd.	546,300	315,260
Hong Leong Asia Ltd.	734,000	922,074
iFAST Corp. Ltd.	91,100	472,076
Keppel Infrastructure Trust	9,398,341	2,951,624
Netlink NBN Trust(e)	4,237,600	2,927,875
Propnex Ltd.(e)	540,800	458,575
Riverstone Holdings Ltd.(a)	1,699,400	893,965
Sheng Siong Group Ltd.	1,847,500	2,712,539
SIA Engineering Co. Ltd.	685,800	1,696,125
StarHub Ltd.	1,613,300	1,469,343
UMS Integration Ltd.	923,298	964,147
Wing Tai Holdings Ltd.	659,800	668,270
Total Singapore		31,095,385
South Africa — 0.1%
Pan African Resources PLC	1,345,687	843,658
Spain — 2.2%
Acerinox SA	329,756	4,188,248
Almirall SA	94,154	1,175,961
Atresmedia Corp. de Medios de Comunicacion SA	400,908	2,433,031
Construcciones y Auxiliar de Ferrocarriles SA	27,189	1,488,872
Elecnor SA	46,613	1,184,615
Ence Energia y Celulosa SA(a)	245,705	837,574
Ercros SA	113,323	395,082
Faes Farma SA	262,833	1,405,338
Gestamp Automocion SA(b)	667,242	2,288,632
Global Dominion Access SA(b)	134,855	496,269
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	499,762	793,144
Melia Hotels International SA	116,980	976,323
Neinor Homes SA*(b)	101,404	1,978,329
Pharma Mar SA*	8,031	749,461
Prosegur Cash SA(b)	642,172	615,111
Tubacex SA	154,439	760,504
Total Spain		21,766,494
Sweden — 5.8%
AcadeMedia AB(b)	104,441	912,862
AddLife AB, Class B	27,504	544,574
Addnode Group AB	47,651	553,988
AFRY AB	83,369	1,382,135
Alimak Group AB(b)	72,990	1,115,099
Alleima AB	173,623	1,361,781
Ambea AB(b)	62,419	738,124
AQ Group AB	43,963	834,016
Arise AB	133,864	481,076
Arjo AB, Class B	121,651	432,207
Atea ASA*	115,761	1,821,116
Attendo AB(b)	136,596	908,691
Bahnhof AB, Class B	102,280	647,138
Beijer Alma AB	34,610	826,175
Bergman & Beving AB	12,057	369,412
Bilia AB, Class A	114,434	1,533,327
BioGaia AB, Class B	36,420	405,839
Biotage AB	28,957	434,793
Bravida Holding AB(b)	198,870	1,985,486
Bredband2 i Skandinavien AB	2,832,232	729,574
Bufab AB	75,280	693,605
Catella AB(a)	230,769	713,102
Clas Ohlson AB, Class B	53,980	1,831,731
Cloetta AB, Class B	383,867	1,371,069
Coor Service Management Holding AB(b)	204,762	889,915
Corem Property Group AB, Class B	652,806	356,186
Dometic Group AB(b)	226,438	940,403
Duni AB(a)	52,596	514,900
Electrolux Professional AB, Class B	82,974	583,318
Elekta AB, Class B	256,566	1,315,889
Engcon AB	50,217	475,276
Fagerhult Group AB	105,105	466,501
FastPartner AB, Class A	132,016	802,036
Granges AB	75,537	961,412
Heba Fastighets AB, Class B	164,471	547,063
Instalco AB(e)	137,339	350,178
INVISIO AB	12,219	458,354
Inwido AB	45,845	1,011,145
ITAB Shop Concept AB*	232,719	560,407
JM AB	40,169	639,389
Know It AB	43,108	578,066
Lindab International AB	57,396	1,180,995
Loomis AB	63,459	2,647,454
MEKO AB	42,255	477,067
MIPS AB(e)	10,897	506,752
NCC AB, Class B	88,865	1,644,819
New Wave Group AB, Class B	89,811	1,171,358
Nolato AB, Class B	179,094	1,088,049
NP3 Fastigheter AB	20,547	582,105
OEM International AB, Class B	70,241	1,027,407
Paradox Interactive AB	36,963	736,902
Peab AB, Class B	102,497	832,955
Platzer Fastigheter Holding AB, Class B	87,502	733,590
Proact IT Group AB	34,635	380,860
Ratos AB, Class B	211,031	888,374
Rusta AB	91,122	708,484
Rvrc Holding AB	91,039	417,826
Scandi Standard AB	91,947	931,973
SkiStar AB	43,896	712,532
Svedbergs Group AB	130,499	751,741
Synsam AB	107,526	603,610
Systemair AB	107,923	995,387
Troax Group AB	26,916	405,559
Truecaller AB, Class B	113,034	795,830
VBG Group AB, Class B	16,401	447,438
Vitec Software Group AB, Class B	14,050	703,502
Volati AB(e)	36,458	455,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Zinzino AB, Class B	60,741	$1,593,349
Total Sweden		57,498,504
Switzerland — 1.1%
Arbonia AG	42,413	282,931
Ascom Holding AG, Registered Shares	45,177	204,602
Huber & Suhner AG, Registered Shares	9,851	1,096,481
Implenia AG, Registered Shares	12,267	855,300
International Workplace Group PLC	256,590	734,178
Landis & Gyr Group AG*	19,700	1,376,030
Mobilezone Holding AG, Registered Shares	64,284	923,880
OC Oerlikon Corp. AG, Registered Shares	333,332	1,545,220
Valiant Holding AG, Registered Shares	24,224	3,676,205
Total Switzerland		10,694,827
United Kingdom — 14.3%
4imprint Group PLC	20,674	1,036,900
Advanced Medical Solutions Group PLC	142,469	423,654
AG Barr PLC	84,525	796,902
AJ Bell PLC	324,729	2,273,910
Alfa Financial Software Holdings PLC(b)	289,512	890,665
Alpha Group International PLC(e)	17,588	767,639
Alumasc Group PLC(a)	100,608	513,559
Assura PLC	5,057,815	3,482,814
Avon Technologies PLC	29,304	775,025
Bakkavor Group PLC(b)	539,937	1,598,189
Begbies Traynor Group PLC	555,922	841,797
Bloomsbury Publishing PLC	83,387	585,059
Bodycote PLC	147,783	1,183,696
Breedon Group PLC	315,977	1,671,375
Brickability Group PLC	602,005	527,973
Brooks Macdonald Group PLC(a)	23,815	556,424
Bytes Technology Group PLC	189,209	1,328,822
Card Factory PLC	644,120	799,698
Chemring Group PLC	151,501	1,172,992
Chesnara PLC	354,234	1,451,419
City of London Investment Group PLC(a)	101,328	480,437
Clarkson PLC	33,536	1,500,464
CMC Markets PLC(b)	250,012	863,361
Coats Group PLC	1,018,783	1,109,890
Cohort PLC	36,310	771,239
Craneware PLC	15,373	446,607
CVS Group PLC	30,151	516,468
Domino's Pizza Group PLC	286,230	1,009,613
Dr. Martens PLC	1,106,529	1,138,007
Elementis PLC	435,427	954,699
Elixirr International PLC	52,422	485,614
Empiric Student Property PLC	734,710	1,035,000
Epwin Group PLC	324,297	453,288
Essentra PLC	194,891	285,764
Eurocell PLC	191,133	419,070
Fevertree Drinks PLC	68,543	877,286
Firstgroup PLC	488,124	1,542,484
Focusrite PLC(a)	86,577	201,689
Fonix PLC	156,807	488,853
Forterra PLC(b)	136,742	369,147
Franchise Brands PLC	157,654	322,981
FRP Advisory Group PLC	373,130	644,261
Fuller Smith & Turner PLC, Class A	37,120	304,187
FW Thorpe PLC	119,462	524,673
Galliford Try Holdings PLC	168,331	967,670
Gamma Communications PLC	33,905	528,734
Gateley Holdings PLC(a)	202,087	365,547
GB Group PLC	130,115	421,687
Genuit Group PLC	112,261	605,348
Genus PLC	24,250	679,573
GlobalData PLC	486,742	983,835
Grainger PLC	481,925	1,452,892
Great Portland Estates PLC	324,423	1,593,794
H&T Group PLC	106,888	934,503
Halfords Group PLC	299,062	635,220
Hammerson PLC	486,375	1,992,846
Harbour Energy PLC	1,069,271	2,870,473
Hargreaves Services PLC	69,453	711,908
Harworth Group PLC	145,141	358,009
Hays PLC	1,240,738	1,213,124
Helical PLC	176,231	555,445
Henry Boot PLC	127,004	400,292
Hill & Smith PLC	59,593	1,463,405
Hilton Food Group PLC	94,547	1,122,010
Hollywood Bowl Group PLC	236,967	818,313
Hunting PLC	123,044	507,526
Ibstock PLC(b)	263,143	527,194
Impax Asset Management Group PLC	217,450	553,651
IntegraFin Holdings PLC(e)	216,228	965,964
James Halstead PLC(a)	489,643	1,070,216
Johnson Service Group PLC	202,716	422,243
Just Group PLC	563,082	1,021,624
Kainos Group PLC	111,358	1,136,102
Keller Group PLC	67,026	1,342,833
Keystone Law Group PLC	72,638	605,200
Kier Group PLC	377,408	1,080,908
Kitwave Group PLC	113,262	498,219
Knights Group Holdings PLC	271,302	710,097
Lancashire Holdings Ltd.	202,937	1,599,044
LSL Property Services PLC	152,202	661,167
Luceco PLC(b)	219,371	449,720
Macfarlane Group PLC	190,728	308,409
Marshalls PLC	165,003	608,241
Me Group International PLC	370,915	1,166,510
Mears Group PLC	148,689	788,535
Michelmersh Brick Holdings PLC	377,759	569,428
Midwich Group PLC(a)	285,856	826,535
Mitie Group PLC	1,301,913	2,522,683
MJ Gleeson PLC	53,383	290,419
MONY Group PLC	626,570	1,899,267
Morgan Advanced Materials PLC	333,402	1,005,130
Morgan Sindall Group PLC	41,685	2,613,378
Mortgage Advice Bureau Holdings Ltd.	63,468	765,365
MP Evans Group PLC	76,807	1,189,352
NCC Group PLC	291,151	578,519
Next 15 Group PLC	99,874	329,838
Nichols PLC	40,417	764,319
NIOX Group PLC	441,282	411,203
Norcros PLC	157,584	591,690

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

Investments	Shares	Value
Oxford Instruments PLC	22,314	$579,758
PageGroup PLC	305,322	1,115,448
PayPoint PLC	124,415	1,444,067
Pennon Group PLC(a)	586,158	4,028,254
Pets at Home Group PLC	442,493	1,588,689
Polar Capital Holdings PLC	208,937	1,358,573
Premier Foods PLC	299,732	819,011
Primary Health Properties PLC	1,685,403	2,284,185
Property Franchise Group PLC(a)	100,826	759,918
Rank Group PLC	350,833	639,416
Reach PLC	713,676	715,885
Renew Holdings PLC	61,784	719,658
Restore PLC	102,210	373,969
Ricardo PLC(a)	95,529	579,923
Sabre Insurance Group PLC(b)	455,619	922,800
Safestore Holdings PLC	159,899	1,551,352
Savills PLC	55,045	749,783
Secure Trust Bank PLC	39,120	436,370
Senior PLC	331,848	836,736
Serco Group PLC	598,246	1,656,008
Severfield PLC	528,314	272,214
Smiths News PLC	1,041,637	833,605
Speedy Hire PLC	1,250,941	499,697
Spire Healthcare Group PLC(b)	179,981	552,466
SSP Group PLC	462,601	1,092,253
SThree PLC	191,123	640,358
Supreme PLC	235,299	661,006
Tatton Asset Management PLC	59,516	551,330
Team Internet Group PLC	261,866	227,510
Telecom Plus PLC	100,664	2,665,094
TP ICAP Group PLC	1,326,497	4,953,407
Travis Perkins PLC	60,111	500,416
Treatt PLC	54,864	195,099
Tristel PLC(a)	88,245	495,799
Vertu Motors PLC	475,574	413,831
Vesuvius PLC	311,528	1,675,164
Victorian Plumbing Group PLC	246,684	264,350
Victrex PLC	119,594	1,271,752
Volex PLC(a)	106,356	557,474
Volution Group PLC	93,475	757,032
Warpaint London PLC(a)	75,950	434,005
WH Smith PLC	70,795	1,057,451
Wickes Group PLC	481,996	1,482,829
Wilmington PLC	108,168	503,975
Workspace Group PLC	182,831	1,053,530
XPS Pensions Group PLC(e)	247,383	1,300,069
YouGov PLC	105,756	543,460
Young & Co.'s Brewery PLC, Class A	48,524	638,350
Yu Group PLC(a)	26,109	604,656
Zigup PLC	431,911	2,101,135
Total United Kingdom		142,437,871
United States — 0.3%
Arcus Biosciences, Inc.	37,536	1,004,605
Noram Drilling AS*	176,356	397,335
RHI Magnesita NV	42,726	1,735,994
Total United States		3,137,934
TOTAL COMMON STOCKS
(Cost: $813,353,725)		989,275,203
EXCHANGE-TRADED FUNDS — 0.1%
United States — 0.1%
WisdomTree Europe SmallCap Dividend Fund(c)	1,990	139,543
WisdomTree Japan SmallCap Dividend Fund(c)	2,000	171,387
TOTAL EXCHANGE-TRADED FUNDS
(Cost: $289,519)		310,930
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(d)
(Cost: $259,485)	259,485	259,485
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.1%
United States — 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(d)	27,363,270	27,363,270
WisdomTree Government Money Market Digital Fund, 4.10%(c)(d)	3,800,000	3,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(Cost: $31,163,270)		31,163,270
TOTAL INVESTMENTS IN SECURITIES — 102.4% (Cost: $845,065,999)		1,021,008,888
Other Liabilities less Assets — (2.4)%		(23,797,905)
NET ASSETS — 100.0%		$997,210,983

*	Non-income producing security.
^	Share amount represents a fractional share.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $34,253,068 and the total market value of the collateral held by the Fund was $40,178,699. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $9,015,429.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(e)	This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2025

CURRENCY ABBREVIATIONS:
USD	United States dollar
JPY	Japanese yen

ABBREVIATIONS:
RSP	Risparmio Italian Savings Shares

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income	Securities Lending Income
WisdomTree Europe SmallCap Dividend Fund	$115,828	$2,656,308	$2,652,442	$3,065	$16,784	$139,543	$62,170	$—
WisdomTree Government Money Market Digital Fund	—	5,200,000	1,400,000	—	—	3,800,000	—	11,034
WisdomTree Japan SmallCap Dividend Fund	103,051	2,179,739	2,119,937	(1,782)	10,316	171,387	29,455	—
Total	$218,879	$10,036,047	$6,172,379	$1,283	$27,100	$4,110,930	$234,965	$11,034

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Standard Chartered Bank	7/2/2025	832,397	USD	120,000,000	JPY	$1,631	$–

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$989,275,203	$–	$–	$989,275,203
Exchange-Traded Funds	310,930	–	–	310,930
Mutual Fund	–	259,485	–	259,485
Investment of Cash Collateral for Securities Loaned	–	31,163,270	–	31,163,270
Total Investments in Securities	$989,586,133	$31,422,755	$–	$1,021,008,888
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$1,631	$–	$1,631
Total - Net	$989,586,133	$31,424,386	$–	$1,021,010,519

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.5%
Japan — 99.5%
Air Freight & Logistics — 0.3%
Mitsui-Soko Holdings Co. Ltd.	96,700	$2,634,321
Nippon Express Holdings, Inc.(a)	409,900	8,208,216
Total Air Freight & Logistics		10,842,537
Automobile Components — 4.1%
Aisan Industry Co. Ltd.	148,600	1,729,354
Bridgestone Corp.(a)	943,185	38,525,331
Daikyonishikawa Corp.	459,900	2,059,990
Eagle Industry Co. Ltd.	83,000	1,103,257
Exedy Corp.	77,400	2,213,036
Fujikura Composites, Inc.	181,100	1,874,378
FuKoKu Co. Ltd.	33,500	385,687
Futaba Industrial Co. Ltd.	247,200	1,370,814
G-Tekt Corp.	148,800	1,822,335
JTEKT Corp.	410,078	3,372,721
KYB Corp.	132,700	2,741,367
Musashi Seimitsu Industry Co. Ltd.	81,900	1,740,683
NHK Spring Co. Ltd.	251,200	2,734,688
Nichirin Co. Ltd.	50,200	1,192,052
Nifco, Inc.	96,290	2,279,842
Niterra Co. Ltd.	315,164	10,473,102
NPR-RIKEN Corp.	95,000	1,544,256
Pacific Industrial Co. Ltd.	188,500	1,761,743
Press Kogyo Co. Ltd.	335,400	1,265,485
Sanoh Industrial Co. Ltd.	302,500	1,334,020
Seiren Co. Ltd.	70,510	1,136,400
Shoei Co. Ltd.	72,100	868,524
Sumitomo Electric Industries Ltd.	1,158,583	24,824,773
Sumitomo Riko Co. Ltd.	166,800	1,926,148
Sumitomo Rubber Industries Ltd.(a)	420,191	4,772,220
Tachi-S Co. Ltd.	154,100	1,839,236
Tokai Rika Co. Ltd.	137,514	2,115,380
Topre Corp.	121,900	1,615,263
Toyo Tire Corp.(a)	328,200	6,939,131
Toyoda Gosei Co. Ltd.	247,900	4,875,793
Toyota Boshoku Corp.	374,436	5,098,935
Unipres Corp.	169,300	1,125,190
Yokohama Rubber Co. Ltd.(a)	220,900	6,074,387
Total Automobile Components		144,735,521
Automobiles — 9.5%
Honda Motor Co. Ltd.	9,677,641	93,429,820
Isuzu Motors Ltd.	1,294,600	16,406,004
Mazda Motor Corp.	1,386,600	8,345,807
Mitsubishi Motors Corp.(a)	1,763,400	4,987,012
Subaru Corp.	1,104,067	19,227,253
Suzuki Motor Corp.	1,742,544	21,027,064
Toyota Motor Corp.	9,298,050	160,476,573
Yamaha Motor Co. Ltd.(a)	1,297,500	9,696,779
Total Automobiles		333,596,312
Banks — 10.3%
Mitsubishi UFJ Financial Group, Inc.	12,225,822	167,841,082
Mizuho Financial Group, Inc.	3,104,664	85,824,524
Sumitomo Mitsui Financial Group, Inc.	4,300,200	108,186,000
Total Banks		361,851,606
Beverages — 1.3%
Asahi Group Holdings Ltd.(a)	1,419,500	18,942,063
Kirin Holdings Co. Ltd.(a)	1,051,445	14,700,358
Sapporo Holdings Ltd.	27,900	1,433,775
Suntory Beverage & Food Ltd.(a)	254,900	8,135,200
Takara Holdings, Inc.	198,900	1,649,640
Total Beverages		44,861,036
Broadline Retail — 0.3%
Ryohin Keikaku Co. Ltd.	197,600	9,473,364
Building Products — 1.2%
Central Glass Co. Ltd.	70,900	1,459,280
Daikin Industries Ltd.	152,149	17,933,031
Lixil Corp.	637,000	7,355,852
Nihon Flush Co. Ltd.	92,700	523,681
Nitto Boseki Co. Ltd.	18,600	782,914
Noritz Corp.	90,500	1,158,465
Okabe Co. Ltd.	100,100	575,881
Sanwa Holdings Corp.	307,531	10,196,033
TOTO Ltd.	132,100	3,325,249
Total Building Products		43,310,386
Capital Markets — 1.3%
Monex Group, Inc.	511,200	2,509,196
Nomura Holdings, Inc.	3,604,600	23,756,995
SBI Holdings, Inc.	533,900	18,591,969
Sparx Group Co. Ltd.	125,400	1,283,127
Total Capital Markets		46,141,287
Chemicals — 6.5%
ADEKA Corp.	154,800	2,955,716
Aica Kogyo Co. Ltd.	139,800	3,482,297
Arakawa Chemical Industries Ltd.	35,400	251,448
Artience Co. Ltd.	71,900	1,500,768
Asahi Kasei Corp.	1,685,860	11,986,418
Asahi Yukizai Corp.(a)	30,100	842,913
C Uyemura & Co. Ltd.	20,400	1,307,792
Chugoku Marine Paints Ltd.	155,100	2,907,756
Daicel Corp.	398,142	3,333,814
Denka Co. Ltd.	174,215	2,388,076
DIC Corp.	107,453	2,157,689
Fujimi, Inc.	118,500	1,678,500
Fuso Chemical Co. Ltd.	39,000	1,044,896
Ishihara Sangyo Kaisha Ltd.	137,300	1,930,536
JCU Corp.	34,000	781,474
JSP Corp.	129,100	1,684,749
Kaneka Corp.	84,100	2,317,270
Kansai Paint Co. Ltd.	146,400	2,004,265
Kanto Denka Kogyo Co. Ltd.	98,300	572,331
KH Neochem Co. Ltd.(a)	140,400	2,455,263
Kumiai Chemical Industry Co. Ltd.	262,700	1,451,311
Kuraray Co. Ltd.(a)	380,837	4,838,076
Kureha Corp.	85,200	1,855,059
Lintec Corp.	112,647	2,306,049
Mitsubishi Chemical Group Corp.	2,166,463	11,368,887

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

Investments	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	238,882	$3,663,976
Mitsui Chemicals, Inc.	333,215	7,693,392
Moriroku Co. Ltd.	77,400	1,241,551
Nihon Nohyaku Co. Ltd.	216,300	1,259,360
Nippon Kayaku Co. Ltd.	275,700	2,471,747
Nippon Paint Holdings Co. Ltd.(a)	1,237,900	9,941,251
Nippon Sanso Holdings Corp.	163,053	6,166,766
Nippon Shokubai Co. Ltd.	275,700	3,137,878
Nippon Soda Co. Ltd.	154,100	3,237,866
Nissan Chemical Corp.	171,553	5,226,936
Nitto Denko Corp.	647,070	12,505,077
NOF Corp.	176,600	3,381,130
Okamoto Industries, Inc.	25,900	863,363
Osaka Soda Co. Ltd.	78,400	975,353
PILLAR Corp.	41,200	1,106,691
Resonac Holdings Corp.	129,000	2,990,903
Riken Technos Corp.	100,000	759,459
Sakata INX Corp.	142,800	1,924,827
Sanyo Chemical Industries Ltd.	39,400	996,968
Shin-Etsu Chemical Co. Ltd.	1,321,895	43,671,175
Shin-Etsu Polymer Co. Ltd.	151,900	1,825,597
Sumitomo Bakelite Co. Ltd.	96,600	2,788,088
Sumitomo Seika Chemicals Co. Ltd.	44,500	1,337,049
T Hasegawa Co. Ltd.	45,900	934,238
Taiyo Holdings Co. Ltd.	84,852	4,147,289
Takasago International Corp.	22,500	1,087,265
Teijin Ltd.	164,000	1,326,124
Tokuyama Corp.	131,400	2,743,621
Tokyo Ohka Kogyo Co. Ltd.	99,800	2,901,866
Toray Industries, Inc.	1,351,618	9,243,160
Tosoh Corp.	585,907	8,558,716
Toyobo Co. Ltd.	251	1,595
UBE Corp.	203,000	3,178,968
Valqua Ltd.	28,800	612,108
Zacros Corp.	31,400	817,363
Zeon Corp.	350,000	3,548,583
Total Chemicals		227,670,652
Commercial Services & Supplies — 0.2%
Dai Nippon Printing Co. Ltd.	290,600	4,405,926
Pilot Corp.	32,800	926,016
Sato Corp.	66,400	948,801
Total Commercial Services & Supplies		6,280,743
Construction & Engineering — 0.9%
CTI Engineering Co. Ltd.	47,900	930,841
Obayashi Corp.	1,335,700	20,209,577
Penta-Ocean Construction Co. Ltd.	440,100	2,753,424
Sumitomo Mitsui Construction Co. Ltd.	298,500	1,231,652
Taikisha Ltd.	152,600	2,726,717
Toa Corp.	172,900	1,811,054
Toda Corp.	390,100	2,473,284
Total Construction & Engineering		32,136,549
Construction Materials — 0.2%
Krosaki Harima Corp.	82,600	1,898,522
Shinagawa Refractories Co. Ltd.	91,500	1,050,908
Taiheiyo Cement Corp.	112,500	2,791,374
Total Construction Materials		5,740,804
Consumer Finance — 0.0%
J Trust Co. Ltd.	383,800	1,126,596
Containers & Packaging — 0.3%
Fuji Seal International, Inc.	116,600	2,251,358
Rengo Co. Ltd.	380,700	2,059,462
Toyo Seikan Group Holdings Ltd.	298,000	5,824,044
Total Containers & Packaging		10,134,864
Diversified Consumer Services — 0.0%
Aucnet, Inc.	24,400	272,641
Electrical Equipment — 2.3%
Cosel Co. Ltd.	168,500	1,306,518
Daihen Corp.	30,200	1,335,996
Fuji Electric Co. Ltd.	82,073	3,780,773
Fujikura Ltd.	219,000	11,478,757
Furukawa Electric Co. Ltd.	60,481	2,944,808
GS Yuasa Corp.	119,984	2,239,447
Mabuchi Motor Co. Ltd.	199,400	2,940,372
Mitsubishi Electric Corp.	1,736,014	37,389,591
NIDEC Corp.	616,000	11,962,200
Nippon Carbon Co. Ltd.(a)	53,100	1,501,703
Sanyo Denki Co. Ltd.	17,600	1,174,592
SEC Carbon Ltd.	49,600	697,755
Sinfonia Technology Co. Ltd.	35,100	2,371,671
Toyo Tanso Co. Ltd.	38,600	1,308,090
Total Electrical Equipment		82,432,273
Electronic Equipment, Instruments & Components — 3.6%
A&D HOLON Holdings Co. Ltd.	72,500	1,055,540
Ai Holdings Corp.	133,400	2,165,689
Alps Alpine Co. Ltd.	246,500	2,649,391
Amano Corp.	152,733	4,741,284
Anritsu Corp.	277,000	3,582,235
Azbil Corp.	462,300	4,384,721
Canon Electronics, Inc.	83,300	1,471,136
Citizen Watch Co. Ltd.	518,000	3,066,150
CMK Corp.	313,500	722,735
Dexerials Corp.	152,900	2,363,178
ESPEC Corp.	71,000	1,521,306
Furuya Metal Co. Ltd.	35,300	617,313
Hagiwara Electric Holdings Co. Ltd.	59,600	1,353,373
Hakuto Co. Ltd.	31,519	803,004
Hioki EE Corp.	15,100	595,867
Hirose Electric Co. Ltd.	41,460	5,011,538
Horiba Ltd.	55,200	4,301,125
Innotech Corp.	30,100	295,072
Japan Aviation Electronics Industry Ltd.	95,800	1,703,833
Jeol Ltd.	44,800	1,365,912
Kaga Electronics Co. Ltd.	75,600	1,434,068
Keyence Corp.	43,340	17,354,603
Macnica Holdings, Inc.	270,700	3,637,569
Maxell Ltd.	98,200	1,292,383
Meiko Electronics Co. Ltd.	21,100	993,319
Murata Manufacturing Co. Ltd.	1,452,604	21,661,595

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

Investments	Shares	Value
Nichicon Corp.	189,700	$1,561,517
Nippon Ceramic Co. Ltd.	100,400	1,950,378
Nippon Electric Glass Co. Ltd.(a)	182,660	4,332,398
Nissha Co. Ltd.	44,800	418,706
Optex Group Co. Ltd.	72,000	868,815
Osaki Electric Co. Ltd.	111,200	738,280
Restar Corp.	47,800	845,174
Riken Keiki Co. Ltd.	25,200	527,744
Sanshin Electronics Co. Ltd.	103,454	1,694,570
Shibaura Electronics Co. Ltd.	48,200	1,998,809
Shimadzu Corp.	125,300	3,098,561
Siix Corp.	203,900	1,645,937
Sun-Wa Technos Corp.	110,200	1,857,711
TDK Corp.	939,820	11,031,637
Tokyo Electron Device Ltd.(a)	51,100	1,002,224
Tomen Devices Corp.(a)	18,500	772,301
Yokogawa Electric Corp.	166,638	4,447,295
Total Electronic Equipment, Instruments & Components		128,935,996
Energy Equipment & Services — 0.1%
Modec, Inc.	67,500	2,892,623
Entertainment — 4.0%
Capcom Co. Ltd.	253,800	8,667,627
Koei Tecmo Holdings Co. Ltd.	464,744	7,580,303
Konami Group Corp.	79,800	12,604,361
Marvelous, Inc.	398,400	1,403,895
Nintendo Co. Ltd.	1,088,000	104,548,029
Square Enix Holdings Co. Ltd.	49,600	3,706,823
Toei Animation Co. Ltd.(a)	84,100	1,912,621
Total Entertainment		140,423,659
Food Products — 1.7%
Ajinomoto Co., Inc.	535,326	14,487,101
Ariake Japan Co. Ltd.	30,100	1,379,501
Calbee, Inc.	77,300	1,468,992
Fuji Oil Co. Ltd.	69,300	1,355,343
House Foods Group, Inc.	70,500	1,367,830
Kagome Co. Ltd.	80,700	1,603,720
Kameda Seika Co. Ltd.	30,100	834,577
Kikkoman Corp.	444,300	4,115,569
Maruha Nichiro Corp.	88,800	1,873,809
Nichirei Corp.	263,900	3,443,882
Nisshin Oillio Group Ltd.	64,900	2,194,860
Nisshin Seifun Group, Inc.	262,900	3,135,070
Nissin Foods Holdings Co. Ltd.	229,600	4,761,444
Nissui Corp.	422,500	2,561,413
Riken Vitamin Co. Ltd.	91,500	1,731,244
Sakata Seed Corp.	45,100	1,094,365
Toyo Suisan Kaisha Ltd.	138,100	9,163,962
Yakult Honsha Co. Ltd.	210,074	3,944,932
Total Food Products		60,517,614
Ground Transportation — 0.1%
Kintetsu Group Holdings Co. Ltd.	168,400	3,182,748
Nishi-Nippon Railroad Co. Ltd.	60,500	852,139
Total Ground Transportation		4,034,887
Health Care Equipment & Supplies — 1.0%
Asahi Intecc Co. Ltd.	120,500	1,904,959
Eiken Chemical Co. Ltd.	56,900	839,447
Hoya Corp.	73,157	8,688,486
Mani, Inc.	131,700	1,126,031
Nihon Kohden Corp.	165,400	1,964,944
Nipro Corp.	166,000	1,466,987
Olympus Corp.	305,300	3,624,836
PHC Holdings Corp.	208,900	1,320,404
Sysmex Corp.	242,100	4,213,641
Terumo Corp.	473,724	8,690,980
Total Health Care Equipment & Supplies		33,840,715
Hotels, Restaurants & Leisure — 0.2%
Round One Corp.	301,300	3,070,467
Zensho Holdings Co. Ltd.	48,700	2,946,039
Total Hotels, Restaurants & Leisure		6,016,506
Household Durables — 1.7%
Casio Computer Co. Ltd.	407,557	3,103,691
JVCKenwood Corp.	167,600	1,340,150
Nikon Corp.	335,700	3,439,621
Rinnai Corp.	136,000	3,369,753
Sony Group Corp.	1,624,400	41,946,845
Sumitomo Forestry Co. Ltd.(a)	522,300	5,273,804
Tamron Co. Ltd.	292,000	1,768,839
Zojirushi Corp.	103,800	960,785
Total Household Durables		61,203,488
Household Products — 0.2%
Lion Corp.(a)	178,700	1,843,352
Pigeon Corp.	245,300	2,975,289
Unicharm Corp.(a)	560,100	4,034,643
Total Household Products		8,853,284
Independent Power & Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	305,400	5,192,720
Industrial Conglomerates — 1.7%
Hitachi Ltd.	1,667,825	48,552,765
Sekisui Chemical Co. Ltd.	614,000	11,102,967
Total Industrial Conglomerates		59,655,732
Insurance — 5.6%
Dai-ichi Life Holdings, Inc.	6,260,300	47,501,047
MS&AD Insurance Group Holdings, Inc.	1,671,300	37,372,696
Sompo Holdings, Inc.	1,188,500	35,750,857
Tokio Marine Holdings, Inc.	1,836,500	77,696,365
Total Insurance		198,320,965
IT Services — 0.9%
Fujitsu Ltd.	689,920	16,788,873
NEC Corp.	536,100	15,658,596
Total IT Services		32,447,469
Leisure Products — 1.0%
Bandai Namco Holdings, Inc.	482,100	17,258,743
GLOBERIDE, Inc.	92,800	1,358,801
Mizuno Corp.	94,600	1,739,469
Roland Corp.(a)	66,500	1,457,112

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

Investments	Shares	Value
Sega Sammy Holdings, Inc.	189,100	$4,523,109
Shimano, Inc.	42,000	6,078,507
Tomy Co. Ltd.	76,600	1,726,145
Universal Entertainment Corp.*(a)	174,700	1,174,382
Total Leisure Products		35,316,268
Life Sciences Tools & Services — 0.0%
Shin Nippon Biomedical Laboratories Ltd.	94,500	929,658
Machinery — 7.1%
Aida Engineering Ltd.	237,600	1,496,874
Airman Corp	78,600	1,068,714
Amada Co. Ltd.	589,193	6,426,485
Anest Iwata Corp.	121,900	1,164,609
Asahi Diamond Industrial Co. Ltd.	297,200	1,473,192
Bando Chemical Industries Ltd.	143,700	1,689,242
Daifuku Co. Ltd.	266,900	6,877,371
DMG Mori Co. Ltd.(a)	207,400	4,765,555
Ebara Corp.(a)	387,355	7,449,702
Fujitec Co. Ltd.	120,900	5,187,706
Furukawa Co. Ltd.	77,400	1,145,635
Glory Ltd.	131,700	3,066,268
Hitachi Construction Machinery Co. Ltd.	319,600	9,514,210
Hoshizaki Corp.(a)	100,938	3,477,223
Hosokawa Micron Corp.	30,100	1,034,626
IHI Corp.	81,500	8,824,535
Iwaki Co. Ltd.	39,300	652,982
Japan Steel Works Ltd.	47,700	2,731,328
Kanadevia Corp.	225,200	1,520,094
Kawasaki Heavy Industries Ltd.	112,900	8,519,575
Kitz Corp.	210,700	1,730,002
Komatsu Ltd.	1,614,306	52,940,341
Kubota Corp.(a)	940,400	10,559,928
Kurita Water Industries Ltd.	80,500	3,175,527
Makino Milling Machine Co. Ltd.	32,800	2,613,645
Makita Corp.	160,500	4,947,949
Max Co. Ltd.	91,500	2,948,752
Meidensha Corp.	55,000	2,071,377
MISUMI Group, Inc.	108,900	1,455,820
Mitsubishi Heavy Industries Ltd.	1,328,390	33,199,404
Mitsubishi Logisnext Co. Ltd.(a)	115,000	1,566,825
Mitsuboshi Belting Ltd.	32,900	782,384
Miura Co. Ltd.	75,100	1,509,331
Morita Holdings Corp.	85,000	1,267,541
NGK Insulators Ltd.	394,575	4,951,138
Nippon Thompson Co. Ltd.	175,000	646,959
Nissei ASB Machine Co. Ltd.	38,100	1,545,682
Nomura Micro Science Co. Ltd.(a)	73,500	1,310,274
Noritake Co. Ltd.	60,900	1,540,998
NSK Ltd.	537,000	2,522,444
NTN Corp.	1,230,100	1,939,103
Obara Group, Inc.	17,700	439,299
Oiles Corp.	103,300	1,477,502
Okamoto Machine Tool Works Ltd.	45,900	1,557,063
OKUMA Corp.	106,100	2,695,746
Organo Corp.	35,100	2,186,992
OSG Corp.	140,324	1,652,471
Rheon Automatic Machinery Co. Ltd.	113,700	977,641
Ryobi Ltd.	71,200	1,057,316
Shibaura Machine Co. Ltd.	52,800	1,162,408
Shibuya Corp.	36,400	812,697
Shinmaywa Industries Ltd.	125,100	1,401,307
Sodick Co. Ltd.	179,500	1,227,775
Star Micronics Co. Ltd.	89,300	1,042,333
Sumitomo Heavy Industries Ltd.(a)	134,437	2,757,241
Takeuchi Manufacturing Co. Ltd.	67,500	2,189,328
Teikoku Electric Manufacturing Co. Ltd.	38,800	871,654
Tocalo Co. Ltd.	118,000	1,554,599
Torishima Pump Manufacturing Co. Ltd.	18,300	253,510
Tsubaki Nakashima Co. Ltd.	412,900	954,748
Tsubakimoto Chain Co.	267,700	3,330,381
Tsugami Corp.	129,300	1,663,189
YAMABIKO Corp.	99,100	1,457,222
Yaskawa Electric Corp.	167,900	3,799,821
Total Machinery		249,833,593
Marine Transportation — 0.1%
Iino Kaiun Kaisha Ltd.(a)	239,500	1,677,967
NS United Kaiun Kaisha Ltd.	52,000	1,407,595
Total Marine Transportation		3,085,562
Media — 0.1%
Hakuhodo DY Holdings, Inc.	412,900	3,417,370
Metals & Mining — 2.3%
Aichi Steel Corp.	109,600	1,621,484
ARE Holdings, Inc.	148,800	1,859,421
Daido Steel Co. Ltd.	303,200	2,090,043
Daiki Aluminium Industry Co. Ltd.	152,900	1,026,778
Dowa Holdings Co. Ltd.	62,800	2,031,234
JFE Holdings, Inc.	1,303,400	15,132,416
Kobe Steel Ltd.	725,000	7,900,239
Kyoei Steel Ltd.	141,000	2,006,965
Mitsubishi Materials Corp.	207,000	3,268,119
Mitsui Mining & Smelting Co. Ltd.	67,100	2,340,800
Nippon Light Metal Holdings Co. Ltd.	133,000	1,499,927
Nippon Steel Corp.	1,911,800	36,172,587
Nippon Yakin Kogyo Co. Ltd.(a)	44,010	1,212,640
OSAKA Titanium Technologies Co. Ltd.(a)	52,500	537,558
Topy Industries Ltd.	93,700	1,469,282
UACJ Corp.	50,400	1,842,307
Total Metals & Mining		82,011,800
Oil, Gas & Consumable Fuels — 1.4%
ENEOS Holdings, Inc.	3,198,400	15,834,233
Idemitsu Kosan Co. Ltd.	1,540,300	9,330,628
Inpex Corp.(a)	1,810,300	25,378,916
Total Oil, Gas & Consumable Fuels		50,543,777
Paper & Forest Products — 0.2%
Nippon Paper Industries Co. Ltd.	109,700	788,318
Oji Holdings Corp.	1,391,700	6,992,944
Total Paper & Forest Products		7,781,262
Passenger Airlines — 0.5%
ANA Holdings, Inc.	328,200	6,413,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

Investments	Shares	Value
Japan Airlines Co. Ltd.	586,700	$11,947,648
Total Passenger Airlines		18,360,778
Personal Care Products — 0.7%
Kao Corp.(a)	377,080	16,856,281
Kobayashi Pharmaceutical Co. Ltd.(a)	61,000	2,277,497
Kose Corp.	37,500	1,470,196
Mandom Corp.	128,000	1,246,814
Milbon Co. Ltd.	46,500	779,695
Rohto Pharmaceutical Co. Ltd.	101,200	1,432,753
Total Personal Care Products		24,063,236
Pharmaceuticals — 5.7%
Chugai Pharmaceutical Co. Ltd.	740,300	38,566,634
Daiichi Sankyo Co. Ltd.	872,200	20,318,827
Kyowa Kirin Co. Ltd.(a)	442,470	7,552,423
Nippon Shinyaku Co. Ltd.	67,400	1,467,966
Ono Pharmaceutical Co. Ltd.	754,300	8,141,187
Otsuka Holdings Co. Ltd.	408,800	20,238,352
Santen Pharmaceutical Co. Ltd.	434,700	4,974,621
Shionogi & Co. Ltd.	909,531	16,333,715
Takeda Pharmaceutical Co. Ltd.	2,585,263	79,198,233
Towa Pharmaceutical Co. Ltd.	55,300	1,145,089
ZERIA Pharmaceutical Co. Ltd.	103,200	1,489,647
Total Pharmaceuticals		199,426,694
Professional Services — 0.8%
en Japan, Inc.	78,100	900,790
Open Up Group, Inc.(a)	146,000	1,727,398
Persol Holdings Co. Ltd.	3,445,800	6,715,308
Recruit Holdings Co. Ltd.	259,300	15,321,579
Transcosmos, Inc.	53,000	1,284,226
Weathernews, Inc.	36,000	968,258
Total Professional Services		26,917,559
Semiconductors & Semiconductor Equipment — 3.5%
Advantest Corp.	139,900	10,319,738
Disco Corp.	38,400	11,332,978
Kokusai Electric Corp.	105,200	2,525,033
Lasertec Corp.(a)	41,300	5,549,746
Micronics Japan Co. Ltd.	26,200	981,287
Rorze Corp.	81,000	1,151,255
SCREEN Holdings Co. Ltd.	105,720	8,607,201
Shibaura Mechatronics Corp.	17,600	1,328,118
Shindengen Electric Manufacturing Co. Ltd.	75,100	1,143,826
Socionext, Inc.	150,900	2,900,055
Tokyo Electron Ltd.	380,159	72,849,881
Towa Corp.(a)	81,900	1,142,501
Ulvac, Inc.(a)	40,700	1,495,062
Yamaichi Electronics Co. Ltd.	41,100	760,568
Total Semiconductors & Semiconductor Equipment		122,087,249
Software — 0.3%
Trend Micro, Inc.	133,808	9,242,289
Specialty Retail — 1.3%
ABC-Mart, Inc.	326,800	6,701,385
Fast Retailing Co. Ltd.	88,700	30,408,972
Sanrio Co. Ltd.	110,200	5,316,028
VT Holdings Co. Ltd.	518,700	1,694,946
Total Specialty Retail		44,121,331
Technology Hardware, Storage & Peripherals — 2.2%
Brother Industries Ltd.	362,800	6,256,601
Canon, Inc.(a)	1,457,797	42,277,072
FUJIFILM Holdings Corp.	686,585	14,934,751
MCJ Co. Ltd.	133,000	1,200,678
Ricoh Co. Ltd.	485,500	4,589,638
Riso Kagaku Corp.	67,100	514,707
Seiko Epson Corp.	324,500	4,297,612
Toshiba TEC Corp.	58,500	1,189,480
Wacom Co. Ltd.	354,300	1,682,646
Total Technology Hardware, Storage & Peripherals		76,943,185
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp.	333,668	8,500,801
Kurabo Industries Ltd.	39,647	2,050,352
Morito Co. Ltd.	152,900	1,461,836
Seiko Group Corp.	47,300	1,435,914
Wacoal Holdings Corp.	59,800	2,057,158
Total Textiles, Apparel & Luxury Goods		15,506,061
Tobacco — 2.9%
Japan Tobacco, Inc.(a)	3,510,731	103,247,501
Trading Companies & Distributors — 9.2%
Alconix Corp.	187,100	2,402,786
Chori Co. Ltd.	54,300	1,518,723
Daiichi Jitsugyo Co. Ltd.	82,500	1,399,893
Hanwa Co. Ltd.	74,100	2,790,709
Inabata & Co. Ltd.	112,886	2,512,572
ITOCHU Corp.	1,367,094	71,513,464
Japan Pulp & Paper Co. Ltd.	139,900	600,492
Kanematsu Corp.	240,700	4,573,375
KPP Group Holdings Co. Ltd.	291,600	1,499,940
Marubeni Corp.	2,318,078	46,748,321
Meiwa Corp.	200,600	962,413
Mitsubishi Corp.	4,649,900	92,969,028
Nagase & Co. Ltd.	141,300	2,718,982
Sanyo Trading Co. Ltd.	92,700	931,845
Sojitz Corp.	384,804	9,443,942
Sumitomo Corp.	1,778,577	45,915,841
Toyota Tsusho Corp.	1,546,630	35,002,482
Total Trading Companies & Distributors		323,504,808
Transportation Infrastructure — 0.2%
Mitsubishi Logistics Corp.	509,400	4,170,206
Nissin Corp.	55,200	3,091,613
Total Transportation Infrastructure		7,261,819
TOTAL COMMON STOCKS
(COST: $2,966,267,057)		3,506,544,629

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

Investments	Shares	Value
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $1,053,094)	1,053,094	$1,053,094
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 6.7%
United States — 6.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)	199,872,971	199,872,971
Wisdomtree Government Money Market Digital Fund(b)(c)	34,600,000	34,600,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED
(COST: $234,472,971)		234,472,971
TOTAL INVESTMENTS IN SECURITIES — 106.2%
(Cost: $3,201,793,122)		3,742,070,694
Other Liabilities less Assets — (6.2)%		(218,474,027)
NET ASSETS — 100.0%		$3,523,596,667

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $357,742,879 and the total market value of the collateral held by the Fund was $378,056,765. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $143,583,794.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Securities Lending Income
Wisdomtree Government Money Market Digital Fund	$—	$35,400,000	$800,000	$—	$—	$34,600,000	$72,365

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	45,836,399	USD	6,616,823,385	JPY	$22,725	$–
Citibank NA	7/3/2025	694,421,445	USD	99,863,081,393	JPY	2,987,744	–
Goldman Sachs	7/3/2025	5,990,648,602	JPY	41,140,637	USD	337,518	–
HSBC Holdings PLC	7/3/2025	100,428,914,623	JPY	695,360,598	USD	–	(9,172)
HSBC Holdings PLC	7/3/2025	694,421,444	USD	99,863,497,903	JPY	2,984,859	–
HSBC Holdings PLC	8/5/2025	702,445,876	USD	101,078,941,039	JPY	3,739	–
JPMorgan Chase Bank NA	7/3/2025	100,429,108,746	JPY	695,360,594	USD	–	(7,824)
JPMorgan Chase Bank NA	8/5/2025	702,445,876	USD	101,079,418,702	JPY	419	–
Morgan Stanley & Co. International	7/3/2025	100,433,117,382	JPY	695,360,598	USD	19,927	–
Morgan Stanley & Co. International	7/3/2025	694,421,445	USD	99,863,527,906	JPY	2,984,653	–
Morgan Stanley & Co. International	8/5/2025	702,445,876	USD	101,083,467,600	JPY	–	(27,718)
Royal Bank of Canada	7/3/2025	100,429,030,053	JPY	695,360,598	USD	–	(8,372)
Royal Bank of Canada	8/5/2025	702,445,876	USD	101,078,987,400	JPY	3,417	–
Standard Chartered Bank	7/3/2025	694,421,445	USD	99,863,359,162	JPY	2,985,821	–
UBS AG	7/3/2025	100,426,480,861	JPY	695,360,598	USD	–	(26,022)
UBS AG	7/3/2025	694,421,445	USD	99,863,289,720	JPY	2,986,302	–
UBS AG	8/5/2025	702,445,876	USD	101,076,412,233	JPY	21,313	–
						$15,338,437	$(79,108)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,506,544,629	$–	$–	$3,506,544,629
Mutual Fund	–	1,053,094	–	1,053,094
Investment of Cash Collateral for Securities Loaned	–	234,472,971	–	234,472,971
Total Investments in Securities	$3,506,544,629	$235,526,065	$–	$3,742,070,694
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$15,338,437	$–	$15,338,437
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(79,108)	$–	$(79,108)
Total - Net	$3,506,544,629	$250,785,394	$–	$3,757,330,023

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 98.7%
Japan — 98.7%
Automobile Components — 3.7%
Ahresty Corp.	47,600	$250,778
Akebono Brake Industry Co.*	365,500	263,159
Exedy Corp.	8,800	251,611
Futaba Industrial Co. Ltd.	47,400	262,850
Mitsuba Corp.	44,800	257,117
Pacific Industrial Co. Ltd.	29,800	278,514
Sumitomo Riko Co. Ltd.	22,900	264,441
Tachi-S Co. Ltd.	23,700	282,867
Tokai Rika Co. Ltd.	17,625	271,126
Toyo Tire Corp.	16,000	338,288
Yorozu Corp.(a)	37,100	237,839
Total Automobile Components		2,958,590
Automobiles — 2.7%
Mazda Motor Corp.	43,300	260,618
Mitsubishi Motors Corp.	94,800	268,101
Subaru Corp.	14,400	250,775
Suzuki Motor Corp.	114,400	1,380,451
Total Automobiles		2,159,945
Banks — 2.8%
First Bank of Toyama Ltd.	34,500	236,457
Gunma Bank Ltd.	31,600	264,819
Mitsubishi UFJ Financial Group, Inc.	108,500	1,489,532
Tokyo Kiraboshi Financial Group, Inc.	6,700	282,018
Total Banks		2,272,826
Biotechnology — 0.3%
AnGes, Inc.*	510,100	222,481
Broadline Retail — 0.3%
Takashimaya Co. Ltd.	34,700	271,099
Building Products — 0.7%
Sankyo Tateyama, Inc.	59,200	264,350
Toli Corp.	77,700	267,347
Total Building Products		531,697
Capital Markets — 2.3%
HS Holdings Co. Ltd.	34,900	266,984
Integral Corp.	72,100	1,594,790
Total Capital Markets		1,861,774
Chemicals — 1.3%
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,600	274,776
Kansai Paint Co. Ltd.	17,600	240,950
Nippon Shokubai Co. Ltd.	22,900	260,636
Okura Industrial Co. Ltd.	9,200	274,513
Total Chemicals		1,050,875
Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	19,100	289,584
Itoki Corp.	21,100	319,469
Total Commercial Services & Supplies		609,053
Construction & Engineering — 1.4%
INFRONEER Holdings, Inc.	30,300	253,925
Nippon Densetsu Kogyo Co. Ltd.	17,300	307,566
Taisei Oncho Co. Ltd.	10,100	277,244
Toyo Engineering Corp.	55,900	301,472
Total Construction & Engineering		1,140,207
Consumer Finance — 0.7%
J Trust Co. Ltd.	96,100	282,089
Marui Group Co. Ltd.	13,600	288,675
Total Consumer Finance		570,764
Consumer Staples Distribution & Retail — 0.3%
Fuji Co. Ltd.	18,600	256,379
Containers & Packaging — 0.3%
Pack Corp.(a)	36,000	274,153
Distributors — 0.3%
Yamae Group Holdings Co. Ltd.	14,600	238,440
Electric Utilities — 0.7%
Kyushu Electric Power Co., Inc.	29,500	262,946
Tokyo Electric Power Co. Holdings, Inc.*	86,000	285,843
Total Electric Utilities		548,789
Electrical Equipment — 0.7%
GS Yuasa Corp.	14,900	278,102
Mirai Industry Co. Ltd.	10,600	250,240
Total Electrical Equipment		528,342
Electronic Equipment, Instruments & Components — 1.7%
Citizen Watch Co. Ltd.	52,000	307,799
CMK Corp.	95,400	219,933
Macnica Holdings, Inc.	18,800	252,628
Satori Electric Co. Ltd.	23,600	267,459
Tachibana Eletech Co. Ltd.	16,000	293,648
Total Electronic Equipment, Instruments & Components		1,341,467
Entertainment — 4.0%
Capcom Co. Ltd.	47,300	1,615,362
Nintendo Co. Ltd.	16,500	1,585,517
Total Entertainment		3,200,879
Food Products — 0.3%
Maruha Nichiro Corp.	11,900	251,107
Gas Utilities — 0.3%
Tokyo Gas Co. Ltd.	8,000	265,402
Ground Transportation — 0.7%
Keisei Electric Railway Co. Ltd.	25,700	240,462
Odakyu Electric Railway Co. Ltd.	24,200	282,469
Total Ground Transportation		522,931
Health Care Providers & Services — 0.9%
Alfresa Holdings Corp.	17,700	241,584
Suzuken Co. Ltd.	7,300	263,203
Vital KSK Holdings, Inc.	28,700	240,814
Total Health Care Providers & Services		745,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2025

Investments	Shares	Value
Hotels, Restaurants & Leisure — 1.0%
Demae-Can Co. Ltd.*	159,100	$269,857
Gamecard-Joyco Holdings, Inc.	16,700	278,169
Greens Co. Ltd.	18,300	264,786
Total Hotels, Restaurants & Leisure		812,812
Household Durables — 2.0%
Panasonic Holdings Corp.	119,400	1,285,796
Tamron Co. Ltd.	48,800	295,614
Total Household Durables		1,581,410
Industrial Conglomerates — 0.3%
Mie Kotsu Group Holdings, Inc.	75,900	262,730
Insurance — 1.8%
Dream Incubator, Inc.	11,900	191,461
Sompo Holdings, Inc.	42,300	1,272,412
Total Insurance		1,463,873
Interactive Media & Services — 0.4%
ZIGExN Co. Ltd.	85,300	286,410
IT Services — 0.7%
Base Co. Ltd.(a)	12,100	289,003
Pole To Win Holdings, Inc.	105,100	268,489
Total IT Services		557,492
Leisure Products — 0.7%
Sankyo Co. Ltd.	17,400	321,390
Universal Entertainment Corp.*(a)	34,300	230,574
Total Leisure Products		551,964
Machinery — 8.3%
Furukawa Co. Ltd.	17,900	264,947
Iseki & Co. Ltd.	36,600	308,368
Kawasaki Heavy Industries Ltd.	23,100	1,743,155
Kitz Corp.	34,500	283,270
Komatsu Ltd.	9,000	295,150
Mitsubishi Heavy Industries Ltd.	69,900	1,746,956
Mitsui E&S Co. Ltd.	20,700	408,425
Ryobi Ltd.	17,900	265,814
Sakai Heavy Industries Ltd.	18,700	258,663
Sanko Gosei Ltd.	62,200	292,817
Tadano Ltd.	38,000	252,974
Tsubakimoto Chain Co.	21,800	271,208
Zuiko Corp.	35,000	257,814
Total Machinery		6,649,561
Marine Transportation — 0.3%
Iino Kaiun Kaisha Ltd.	36,300	254,322
Metals & Mining — 1.9%
Chubu Steel Plate Co. Ltd.	17,700	259,045
Daido Steel Co. Ltd.	34,900	240,575
Kobe Steel Ltd.	22,200	241,911
Kurimoto Ltd.	8,000	314,030
Nakayama Steel Works Ltd.	51,900	223,489
Topy Industries Ltd.	18,100	283,821
Total Metals & Mining		1,562,871
Pharmaceuticals — 0.7%
Santen Pharmaceutical Co. Ltd.	26,300	300,972
Sawai Group Holdings Co. Ltd.	18,500	234,764
Total Pharmaceuticals		535,736
Professional Services — 1.0%
Dip Corp.	18,400	290,436
Link & Motivation, Inc.	65,600	223,897
UT Group Co. Ltd.	18,900	322,403
Total Professional Services		836,736
Real Estate Management & Development — 0.9%
JALCO Holdings, Inc.(a)	122,500	266,295
LA Holdings Co. Ltd.	5,500	238,742
Mugen Estate Co. Ltd.	17,000	234,795
Total Real Estate Management & Development		739,832
Software — 0.4%
Cyber Security Cloud, Inc.*	27,700	340,389
Specialty Retail — 2.1%
Fast Retailing Co. Ltd.	4,200	1,439,884
Nissan Tokyo Sales Holdings Co. Ltd.	79,500	275,191
Total Specialty Retail		1,715,075
Textiles, Apparel & Luxury Goods — 0.1%
Morito Co. Ltd.	8,600	82,222
Trading Companies & Distributors — 48.4%
Chori Co. Ltd.	10,500	293,676
Hanwa Co. Ltd.	41,200	1,551,649
ITOCHU Corp.	133,100	6,962,537
Kyokuto Boeki Kaisha Ltd.	24,700	261,116
Marubeni Corp.	383,000	7,723,902
MARUKA FURUSATO Corp.	16,400	263,408
Mitsubishi Corp.	357,100	7,139,775
Mitsui & Co. Ltd.	334,200	6,818,425
Soda Nikka Co. Ltd.	37,300	286,377
Sumiseki Holdings, Inc.(a)	52,800	224,805
Sumitomo Corp.	276,800	7,145,884
Takashima & Co. Ltd.	28,900	302,915
Total Trading Companies & Distributors		38,974,469
Transportation Infrastructure — 0.5%
Nissin Corp.	7,800	436,858
TOTAL COMMON STOCKS (COST: $78,680,477)		79,467,563
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $27,871)	27,871	27,871

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.7%
United States — 2.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $2,156,789)	2,156,789	$2,156,789
TOTAL INVESTMENTS IN SECURITIES — 101.4% (Cost: $80,865,137)		81,652,223
Other Liabilities less Assets — (1.4)%		(1,092,683)
NET ASSETS — 100.0%		$80,559,540

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,367,636 and the total market value of the collateral held by the Fund was $4,986,490. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,829,701.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2025	14,457,942	USD	2,087,110,916	JPY	$7,168	$–
Bank of Montreal	7/2/2025	30,180,000	JPY	209,285	USD	–	(348)
Citibank NA	7/3/2025	15,903,736	USD	2,287,078,105	JPY	68,426	–
Goldman Sachs	7/3/2025	181,950,101	JPY	1,249,538	USD	10,251	–
HSBC Holdings PLC	7/3/2025	2,678,460,795	JPY	18,545,417	USD	–	(245)
HSBC Holdings PLC	7/3/2025	31,807,470	USD	4,574,175,007	JPY	136,719	–
HSBC Holdings PLC	8/5/2025	4,023,979	USD	579,033,274	JPY	21	–
JPMorgan Chase Bank NA	7/3/2025	5,356,931,543	JPY	37,090,831	USD	–	(417)
JPMorgan Chase Bank NA	8/5/2025	8,047,957	USD	1,158,071,878	JPY	5	–
Royal Bank of Canada	7/3/2025	2,678,463,874	JPY	18,545,417	USD	–	(223)
Royal Bank of Canada	8/5/2025	4,023,979	USD	579,033,540	JPY	20	–
Standard Chartered Bank	7/3/2025	15,903,736	USD	2,287,084,466	JPY	68,382	–
UBS Group AG	7/3/2025	2,678,395,886	JPY	18,545,417	USD	–	(694)
UBS Group AG	7/3/2025	15,903,736	USD	2,287,082,876	JPY	68,393	–
UBS Group AG	8/5/2025	4,023,979	USD	579,018,788	JPY	122	–
						$359,507	$(1,927)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$79,467,563	$–	$–	$79,467,563
Mutual Fund	–	27,871	–	27,871
Investment of Cash Collateral for Securities Loaned	–	2,156,789	–	2,156,789
Total Investments in Securities	$79,467,563	$2,184,660	$–	$81,652,223
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$359,507	$–	$359,507
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(1,927)	$–	$(1,927)
Total - Net	$79,467,563	$2,542,240	$–	$82,009,803

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.2%
Japan — 99.2%
Air Freight & Logistics — 1.5%
AIT Corp.	18,400	$225,725
AZ-COM MARUWA Holdings, Inc.	45,900	324,441
Hamakyorex Co. Ltd.	21,200	199,018
Konoike Transport Co. Ltd.	28,700	585,147
Mitsui-Soko Holdings Co. Ltd.	22,200	604,777
Sankyu, Inc.	27,500	1,472,048
SBS Holdings, Inc.	9,200	184,962
Senko Group Holdings Co. Ltd.	53,456	726,834
Total Air Freight & Logistics		4,322,952
Automobile Components — 4.5%
Aisan Industry Co. Ltd.	39,800	463,178
Daido Metal Co. Ltd.	40,500	186,175
Daikyonishikawa Corp.	85,900	384,764
Eagle Industry Co. Ltd.	29,800	396,109
Exedy Corp.	24,525	701,224
Fujikura Composites, Inc.	19,300	199,754
FuKoKu Co. Ltd.	17,200	198,024
Futaba Industrial Co. Ltd.	72,000	399,266
G-Tekt Corp.	29,200	357,609
Ichikoh Industries Ltd.	48,800	122,300
KYB Corp.	29,600	611,488
Musashi Seimitsu Industry Co. Ltd.	26,100	554,723
Nichirin Co. Ltd.	10,600	251,708
NPR-RIKEN Corp.	24,100	391,753
Pacific Industrial Co. Ltd.	36,600	342,068
Press Kogyo Co. Ltd.	73,700	278,075
Sanoh Industrial Co. Ltd.	29,400	129,654
Seiren Co. Ltd.	22,211	357,972
Shoei Co. Ltd.	20,600	248,150
Sumitomo Riko Co. Ltd.	48,300	557,751
T RAD Co. Ltd.	9,500	290,699
Tachi-S Co. Ltd.	41,500	495,317
Tokai Rika Co. Ltd.	46,058	708,511
Topre Corp.	27,500	364,395
Toyo Tire Corp.(a)	104,300	2,205,214
Toyoda Gosei Co. Ltd.	74,800	1,471,195
Unipres Corp.	32,100	213,341
Yorozu Corp.(a)	19,000	121,804
Yutaka Giken Co. Ltd.	17,400	315,247
Total Automobile Components		13,317,468
Banks — 6.1%
77 Bank Ltd.	34,600	1,179,243
Akita Bank Ltd.	17,500	364,672
Awa Bank Ltd.	19,275	383,378
Bank of Iwate Ltd.	12,200	257,184
Bank of Saga Ltd.	12,300	198,067
Bank of the Ryukyus Ltd.	28,108	222,225
Chugin Financial Group, Inc.	99,000	1,197,020
Daishi Hokuetsu Financial Group, Inc.	43,810	1,011,502
Ehime Bank Ltd.	23,299	161,623
FIDEA Holdings Co. Ltd.	24,580	245,213
First Bank of Toyama Ltd.	38,000	260,445
Fukui Bank Ltd.	16,848	204,352
Hirogin Holdings, Inc.	151,700	1,267,624
Hyakujushi Bank Ltd.	17,500	507,027
Juroku Financial Group, Inc.	22,100	741,282
Keiyo Bank Ltd.	70,742	490,730
Kiyo Bank Ltd.	27,290	471,380
Miyazaki Bank Ltd.	10,900	277,697
Musashino Bank Ltd.	20,100	454,336
Nanto Bank Ltd.	20,900	593,960
North Pacific Bank Ltd.(a)	160,315	641,504
Ogaki Kyoritsu Bank Ltd.	24,142	418,342
Oita Bank Ltd.	12,100	335,076
Okinawa Financial Group, Inc.	12,680	267,742
Procrea Holdings, Inc.	13,862	137,425
San ju San Financial Group, Inc.	20,800	426,094
San-In Godo Bank Ltd.	79,400	655,231
Senshu Ikeda Holdings, Inc.	157,640	623,161
Seven Bank Ltd.	554,500	1,009,613
Shikoku Bank Ltd.	45,000	346,118
Suruga Bank Ltd.	89,900	836,482
Tochigi Bank Ltd.	62,900	175,926
Toho Bank Ltd.	108,400	248,402
Tokyo Kiraboshi Financial Group, Inc.	16,000	673,474
Towa Bank Ltd.	47,700	229,179
Yamagata Bank Ltd.	26,300	272,568
Yamanashi Chuo Bank Ltd.	19,600	344,250
Total Banks		18,129,547
Beverages — 0.2%
Takara Holdings, Inc.	67,511	559,924
Biotechnology — 0.0%
Pharma Foods International Co. Ltd.	19,300	111,301
Broadline Retail — 0.6%
ASKUL Corp.	25,330	270,056
Belluna Co. Ltd.	51,184	315,017
Izumi Co. Ltd.	27,500	633,788
Mr. Max Holdings Ltd.	31,100	141,241
Seria Co. Ltd.	22,200	412,662
Treasure Factory Co. Ltd.	11,400	143,403
Total Broadline Retail		1,916,167
Building Products — 1.2%
Bunka Shutter Co. Ltd.	46,300	757,109
Central Glass Co. Ltd.	16,286	335,202
Kondotec, Inc.	19,800	212,606
Nichiha Corp.	13,600	280,013
Nitto Boseki Co. Ltd.	3,900	164,159
Noritz Corp.	21,400	273,935
Okabe Co. Ltd.	25,000	143,826
Shin Nippon Air Technologies Co. Ltd.	24,200	402,593
Sinko Industries Ltd.	37,000	306,871
Takara Standard Co. Ltd.	25,431	427,826
Toli Corp.	52,200	179,608
Total Building Products		3,483,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Capital Markets — 2.2%
First Brothers Co. Ltd.(a)	19,800	$138,447
GMO Financial Holdings, Inc.(a)	80,300	436,954
Ichiyoshi Securities Co. Ltd.	49,588	279,103
Integral Corp.	4,900	108,384
IwaiCosmo Holdings, Inc.	32,000	498,238
M&A Capital Partners Co. Ltd.	8,900	185,462
Matsui Securities Co. Ltd.	271,800	1,309,653
Monex Group, Inc.	166,300	816,274
Nihon M&A Center Holdings, Inc.	185,200	937,764
SBI Global Asset Management Co. Ltd.	73,144	319,019
Sparx Group Co. Ltd.	29,300	299,805
Strike Co. Ltd.	6,200	159,029
Tokai Tokyo Financial Holdings, Inc.	217,700	746,038
Toyo Securities Co. Ltd.(a)	46,700	162,623
Total Capital Markets		6,396,793
Chemicals — 8.7%
ADEKA Corp.	50,325	960,894
Aica Kogyo Co. Ltd.	46,515	1,158,648
Arakawa Chemical Industries Ltd.	14,700	104,415
Artience Co. Ltd.	20,102	419,589
Asahi Yukizai Corp.	7,800	218,429
C Uyemura & Co. Ltd.	5,100	326,948
Carlit Co. Ltd.	14,400	122,222
Chugoku Marine Paints Ltd.	48,000	899,886
Dai Nippon Toryo Co. Ltd.	29,100	239,537
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	13,242	288,776
Denka Co. Ltd.	50,300	689,494
DIC Corp.	39,000	783,132
DKS Co. Ltd.	6,400	175,236
Fujimi, Inc.	36,700	519,839
Fuso Chemical Co. Ltd.	9,400	251,847
Harima Chemicals Group, Inc.	33,700	184,546
Hokko Chemical Industry Co. Ltd.	15,800	150,950
Ise Chemicals Corp.(a)	1,400	259,753
Ishihara Sangyo Kaisha Ltd.	30,800	433,070
JCU Corp.	8,800	202,264
JSP Corp.	27,823	363,089
Kaneka Corp.	28,300	779,771
Kanto Denka Kogyo Co. Ltd.	16,200	94,321
KeePer Technical Laboratory Co. Ltd.(a)	5,800	142,546
KH Neochem Co. Ltd.(a)	24,200	423,201
Koatsu Gas Kogyo Co. Ltd.	22,900	165,831
Konishi Co. Ltd.	29,400	228,980
Kumiai Chemical Industry Co. Ltd.	69,924	386,302
Kureha Corp.	24,492	533,264
Lintec Corp.	30,165	617,522
MEC Co. Ltd.	4,900	91,592
Moriroku Co. Ltd.	15,500	248,631
Nicca Chemical Co. Ltd.(a)	19,700	169,389
Nihon Nohyaku Co. Ltd.	43,400	252,687
Nippon Carbide Industries Co., Inc.	10,800	138,098
Nippon Kayaku Co. Ltd.	88,500	793,433
Nippon Shokubai Co. Ltd.	70,900	806,948
Nippon Soda Co. Ltd.	37,736	792,888
Okamoto Industries, Inc.	5,700	190,007
Okura Industrial Co. Ltd.	9,100	271,529
Osaka Organic Chemical Industry Ltd.	8,000	143,999
Osaka Soda Co. Ltd.	21,200	263,743
PILLAR Corp.	12,300	330,396
Rasa Industries Ltd.	8,800	246,738
Riken Technos Corp.	50,400	382,767
Sakai Chemical Industry Co. Ltd.	11,100	204,641
Sakata INX Corp.	30,000	404,375
Sanyo Chemical Industries Ltd.	12,535	317,182
Shin-Etsu Polymer Co. Ltd.	38,900	467,516
Stella Chemifa Corp.	7,700	209,765
Sumitomo Seika Chemicals Co. Ltd.	11,900	357,548
T Hasegawa Co. Ltd.	12,900	262,564
Taiyo Holdings Co. Ltd.	25,882	1,265,028
Takasago International Corp.	5,500	265,776
Tayca Corp.	11,100	99,285
Teijin Ltd.	60,100	485,976
Toagosei Co. Ltd.	64,000	619,198
Tokuyama Corp.	35,300	737,061
Toyobo Co. Ltd.	50,053	318,105
UBE Corp.	62,493	978,637
Valqua Ltd.	13,837	294,088
Zacros Corp.	6,300	163,993
Zeon Corp.	114,100	1,156,838
Total Chemicals		25,854,723
Commercial Services & Supplies — 1.7%
CTS Co. Ltd.	30,000	167,399
Daiei Kankyo Co. Ltd.	23,700	518,481
Daiseki Co. Ltd.	10,388	250,629
Itoki Corp.	20,300	307,356
Japan Elevator Service Holdings Co. Ltd.	11,700	336,554
Kokuyo Co. Ltd.(a)	255,600	1,463,049
Kosaido Holdings Co. Ltd.(a)	31,600	105,228
Nippon Air Conditioning Services Co. Ltd.	25,600	199,207
Nippon Kanzai Holdings Co. Ltd.	10,600	199,459
Okamura Corp.	56,676	871,063
Pilot Corp.	10,900	307,731
Prestige International, Inc.	34,400	143,844
Sato Corp.	11,138	159,153
TRE Holdings Corp.	10,700	101,411
Total Commercial Services & Supplies		5,130,564
Construction & Engineering — 6.6%
Asahi Kogyosha Co. Ltd.	20,600	354,541
Asanuma Corp.	86,400	449,212
CTI Engineering Co. Ltd.	7,800	151,577
Dai-Dan Co. Ltd.	20,400	627,768
EXEO Group, Inc.	107,500	1,366,402
Hazama Ando Corp.	118,800	1,193,387
Kawada Technologies, Inc.	12,200	326,865
Kumagai Gumi Co. Ltd.	18,100	524,411
Mirait One Corp.	35,800	629,031
Miyaji Engineering Group, Inc.	23,000	299,512
Nippon Densetsu Kogyo Co. Ltd.	13,100	232,897
Nippon Road Co. Ltd.	16,300	283,017

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Nishimatsu Construction Co. Ltd.	24,507	$814,383
Nittoc Construction Co. Ltd.	24,900	189,795
Okumura Corp.	29,970	893,218
Oriental Shiraishi Corp.	86,100	219,355
Penta-Ocean Construction Co. Ltd.	126,693	792,637
PS Construction Co. Ltd.	33,700	403,621
Raito Kogyo Co. Ltd.	13,700	271,544
Sanki Engineering Co. Ltd.	38,800	1,087,888
Seikitokyu Kogyo Co. Ltd.	38,000	385,932
Shinnihon Corp.	26,400	304,310
SHO-BOND Holdings Co. Ltd.	27,100	883,665
Sumitomo Densetsu Co. Ltd.	9,800	418,609
Sumitomo Mitsui Construction Co. Ltd.	48,060	198,302
Taihei Dengyo Kaisha Ltd.	6,200	230,496
Taikisha Ltd.	35,630	636,651
Takamatsu Construction Group Co. Ltd.	9,700	196,961
Techno Ryowa Ltd.	7,200	182,187
Toa Corp.	36,400	381,275
TOA Road Corp.	32,700	338,444
Toda Corp.	123,249	781,415
Tokyo Energy & Systems, Inc.(a)	26,200	232,716
Tokyu Construction Co. Ltd.	65,200	477,112
Totetsu Kogyo Co. Ltd.	18,979	507,832
Toyo Construction Co. Ltd.	63,200	626,990
Wakachiku Construction Co. Ltd.	5,600	158,953
West Holdings Corp.	12,647	145,693
Yahagi Construction Co. Ltd.	18,700	220,472
Yokogawa Bridge Holdings Corp.	18,300	320,277
Yondenko Corp.(a)	31,300	283,649
Yurtec Corp.	28,100	412,031
Total Construction & Engineering		19,435,033
Construction Materials — 0.7%
Asia Pile Holdings Corp.	52,900	357,440
Krosaki Harima Corp.	25,200	579,210
Maeda Kosen Co. Ltd.	19,100	251,105
Nippon Concrete Industries Co. Ltd.(a)	48,300	97,975
Shinagawa Refractories Co. Ltd.	32,800	376,719
Sumitomo Osaka Cement Co. Ltd.	15,040	393,896
Total Construction Materials		2,056,345
Consumer Finance — 0.1%
J Trust Co. Ltd.	65,400	191,973
Consumer Staples Distribution & Retail — 3.2%
Aeon Hokkaido Corp.	52,600	323,732
Ain Holdings, Inc.	8,700	327,534
Arcs Co. Ltd.	24,194	500,479
Axial Retailing, Inc.	55,000	428,364
Belc Co. Ltd.	5,400	277,393
Cawachi Ltd.	11,800	225,552
Create SD Holdings Co. Ltd.	20,200	448,205
Fuji Co. Ltd.	27,500	379,054
G-7 Holdings, Inc.	17,400	159,611
H2O Retailing Corp.	34,700	454,755
Halows Co. Ltd.	4,500	150,472
Heiwado Co. Ltd.	18,763	367,609
JM Holdings Co. Ltd.	11,100	201,259
Kato Sangyo Co. Ltd.	14,116	537,492
Kusuri no Aoki Holdings Co. Ltd.	8,500	213,670
Lacto Japan Co. Ltd.	7,500	191,595
Life Corp.	60,800	931,078
Mitsubishi Shokuhin Co. Ltd.	20,800	911,516
Nihon Chouzai Co. Ltd.(a)	10,700	237,416
Okuwa Co. Ltd.	26,500	174,104
Qol Holdings Co. Ltd.	15,000	192,530
Retail Partners Co. Ltd.	17,500	171,432
San-A Co. Ltd.	25,600	523,183
Shoei Foods Corp.(a)	3,500	95,227
Toho Co. Ltd.	7,900	170,639
United Super Markets Holdings, Inc.	58,226	368,032
Valor Holdings Co. Ltd.	24,791	432,678
Yokorei Co. Ltd.	31,900	189,485
Total Consumer Staples Distribution & Retail		9,584,096
Containers & Packaging — 0.8%
FP Corp.	24,800	455,670
Fuji Seal International, Inc.	35,810	691,433
Hokkan Holdings Ltd.	15,900	206,283
Pack Corp.(a)	35,700	271,868
Rengo Co. Ltd.	120,200	650,243
Tomoku Co. Ltd.	11,900	236,608
Total Containers & Packaging		2,512,105
Distributors — 0.8%
Arata Corp.	15,300	321,475
Central Automotive Products Ltd.	27,000	338,890
GSI Creos Corp.	13,500	193,465
Happinet Corp.	16,000	633,598
Optimus Group Co. Ltd.(a)	54,900	134,927
PALTAC Corp.	20,300	567,492
Yamae Group Holdings Co. Ltd.	14,300	233,540
Total Distributors		2,423,387
Diversified Consumer Services — 0.3%
Aucnet, Inc.	26,400	294,988
I K K Holdings, Inc.(a)	32,700	177,711
Step Co. Ltd.	18,700	289,993
Waseda Academy Co. Ltd.	14,300	243,935
Total Diversified Consumer Services		1,006,627
Diversified Telecommunication Services — 0.3%
Asahi Net, Inc.	60,500	289,840
U-Next Holdings Co. Ltd.	18,800	299,223
Vision, Inc.	29,600	235,661
Total Diversified Telecommunication Services		824,724
Electric Utilities — 0.6%
Hokkaido Electric Power Co., Inc.	77,400	402,472
Hokuriku Electric Power Co.	52,300	260,513
Okinawa Electric Power Co., Inc.	15,600	98,172
Shikoku Electric Power Co., Inc.	124,700	1,042,440
Total Electric Utilities		1,803,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Electrical Equipment — 1.9%
Cosel Co. Ltd.	32,700	$253,550
Daihen Corp.	7,700	340,635
Furukawa Electric Co. Ltd.	13,700	667,050
GS Yuasa Corp.	35,100	655,126
Mabuchi Motor Co. Ltd.	59,700	880,342
Mirai Industry Co. Ltd.	11,500	271,487
Nippon Carbon Co. Ltd.	6,200	175,340
Nitto Kogyo Corp.	39,300	847,516
Sanyo Denki Co. Ltd.	2,000	133,476
SEC Carbon Ltd.	11,100	156,151
Sinfonia Technology Co. Ltd.	7,300	493,254
SWCC Corp.	10,500	548,098
Toyo Tanso Co. Ltd.	4,800	162,664
Total Electrical Equipment		5,584,689
Electronic Equipment, Instruments & Components — 6.7%
A&D HOLON Holdings Co. Ltd.	12,500	181,990
Ai Holdings Corp.	30,300	491,907
Aichi Tokei Denki Co. Ltd.	9,100	143,198
Alps Alpine Co. Ltd.	86,300	927,555
Amano Corp.	52,335	1,624,633
Anritsu Corp.	69,800	902,672
Canon Electronics, Inc.	18,500	326,723
Citizen Watch Co. Ltd.	157,800	934,051
CMK Corp.	59,600	137,400
Daishinku Corp.	36,000	139,818
Daitron Co. Ltd.	9,000	234,588
Daiwabo Holdings Co. Ltd.	33,795	606,787
ESPEC Corp.	17,400	372,827
Furuno Electric Co. Ltd.	12,000	311,953
Furuya Metal Co. Ltd.	8,900	155,640
Hagiwara Electric Holdings Co. Ltd.	8,900	202,098
Hakuto Co. Ltd.	18,234	464,544
Hibino Corp.	5,900	99,215
Hioki EE Corp.	4,700	185,468
Hochiki Corp.	18,700	403,271
Innotech Corp.	14,800	145,085
Japan Aviation Electronics Industry Ltd.	23,200	412,619
Jeol Ltd.	12,900	393,310
Kaga Electronics Co. Ltd.	31,800	603,219
Kyosan Electric Manufacturing Co. Ltd.	39,500	134,543
Marubun Corp.	24,400	174,666
Maxell Ltd.	21,100	277,691
Meiko Electronics Co. Ltd.	5,600	263,630
Nichicon Corp.	41,200	339,138
Nihon Dempa Kogyo Co. Ltd.	14,300	74,547
Nippon Ceramic Co. Ltd.	22,700	440,972
Nippon Electric Glass Co. Ltd.(a)	51,200	1,214,381
Nippon Signal Co. Ltd.	47,400	353,748
Nissha Co. Ltd.	20,500	191,595
Nohmi Bosai Ltd.	17,291	437,527
Oki Electric Industry Co. Ltd.	40,000	445,844
Optex Group Co. Ltd.	14,700	177,383
Osaki Electric Co. Ltd.	34,000	225,733
Restar Corp.	19,600	346,557
Riken Keiki Co. Ltd.	9,100	190,574
RYODEN Corp.	14,961	290,219
Sanshin Electronics Co. Ltd.	16,000	262,079
Santec Holdings Corp.(a)	5,600	214,781
Satori Electric Co. Ltd.	17,300	196,061
Shibaura Electronics Co. Ltd.	14,900	617,889
Siix Corp.	35,600	287,373
Sumida Corp.(a)	33,400	223,831
Sun-Wa Technos Corp.	15,500	261,293
Suzuden Corp.	14,900	181,344
Suzuki Co. Ltd.	12,300	150,126
Tachibana Eletech Co. Ltd.	15,200	278,966
Tamura Corp.	36,100	119,713
Tokyo Electron Device Ltd.	17,400	341,266
Tomen Devices Corp.(a)	5,200	217,079
Tsuzuki Denki Co. Ltd.	19,000	368,701
Yashima Denki Co. Ltd.	10,300	118,584
Yokowo Co. Ltd.	13,800	129,072
Total Electronic Equipment, Instruments & Components		19,947,477
Energy Equipment & Services — 0.4%
Modec, Inc.	19,800	848,503
Toyo Kanetsu KK	12,300	337,208
Total Energy Equipment & Services		1,185,711
Entertainment — 0.4%
Daiichikosho Co. Ltd.	47,200	530,508
Marvelous, Inc.	59,500	209,668
Tohokushinsha Film Corp.(a)	98,800	381,670
Total Entertainment		1,121,846
Financial Services — 0.8%
eGuarantee, Inc.	18,400	188,146
Financial Partners Group Co. Ltd.	79,600	1,315,416
Japan Investment Adviser Co. Ltd.	23,200	274,651
Japan Securities Finance Co. Ltd.	39,400	478,708
Kyushu Leasing Service Co. Ltd.	19,700	161,615
Total Financial Services		2,418,536
Food Products — 4.7%
Ariake Japan Co. Ltd.	10,128	464,172
Chubu Shiryo Co. Ltd.	24,300	263,280
DyDo Group Holdings, Inc.	7,600	140,009
Ezaki Glico Co. Ltd.(a)	18,300	584,049
Feed One Co. Ltd.	33,400	227,068
Fuji Oil Co. Ltd.	20,000	391,152
Fujicco Co. Ltd.	13,700	151,184
Fujiya Co. Ltd.	5,600	92,968
Hokuto Corp.	17,991	223,946
House Foods Group, Inc.	22,500	436,542
Itoham Yonekyu Holdings, Inc.	40,100	1,360,310
J-Oil Mills, Inc.	19,700	267,313
Kagome Co. Ltd.	17,400	345,783
Kakiyasu Honten Co. Ltd.(a)	11,400	208,830
Kameda Seika Co. Ltd.	5,400	149,725
Kanro, Inc.(a)	26,700	281,889
Kotobuki Spirits Co. Ltd.	31,700	451,540
Kyokuyo Co. Ltd.	6,300	200,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Maruha Nichiro Corp.	23,132	$488,119
Megmilk Snow Brand Co. Ltd.	29,500	557,548
Mitsui DM Sugar Co. Ltd.	20,898	442,714
Morinaga & Co. Ltd.	35,674	586,561
Morinaga Milk Industry Co. Ltd.	37,400	838,131
Nichimo Co. Ltd.	9,700	146,999
Nippn Corp.	51,383	757,343
Nisshin Oillio Group Ltd.	20,500	693,292
Nissui Corp.	121,300	735,383
Prima Meat Packers Ltd.	26,200	411,197
Riken Vitamin Co. Ltd.	22,700	429,500
S Foods, Inc.	14,900	270,056
Sakata Seed Corp.	12,900	313,022
Showa Sangyo Co. Ltd.	21,500	443,858
Starzen Co. Ltd.	35,000	267,022
Warabeya Nichiyo Holdings Co. Ltd.	13,400	223,944
Wellneo Sugar Co. Ltd.	12,600	196,705
Total Food Products		14,041,566
Gas Utilities — 0.9%
Hokkaido Gas Co. Ltd.	65,400	268,944
Nippon Gas Co. Ltd.	88,900	1,631,582
Saibu Gas Holdings Co. Ltd.	19,900	242,060
Shizuoka Gas Co. Ltd.	63,492	470,327
Total Gas Utilities		2,612,913
Ground Transportation — 1.4%
Fukuyama Transporting Co. Ltd.	7,411	172,904
Ichinen Holdings Co. Ltd.	14,600	159,600
Keikyu Corp.	68,100	708,840
Maruzen Showa Unyu Co. Ltd.	7,800	379,078
Nagoya Railroad Co. Ltd.	36,800	415,400
Nankai Electric Railway Co. Ltd.	31,900	481,443
Nikkon Holdings Co. Ltd.	43,120	957,957
Nishi-Nippon Railroad Co. Ltd.	11,600	163,385
Sakai Moving Service Co. Ltd.	7,600	139,798
Sotetsu Holdings, Inc.	27,700	435,123
Total Ground Transportation		4,013,528
Health Care Equipment & Supplies — 1.3%
Eiken Chemical Co. Ltd.	12,370	182,495
Fukuda Denshi Co. Ltd.	10,700	518,536
Hogy Medical Co. Ltd.	6,000	167,192
Japan Lifeline Co. Ltd.	56,600	585,808
Mani, Inc.	36,100	308,654
Mizuho Medy Co. Ltd.	21,900	219,083
Nagaileben Co. Ltd.	14,226	211,354
Nipro Corp.	43,200	381,770
Paramount Bed Holdings Co. Ltd.	27,942	495,990
PHC Holdings Corp.	71,900	454,462
Shofu, Inc.	14,000	198,110
Total Health Care Equipment & Supplies		3,723,454
Health Care Providers & Services — 1.1%
As One Corp.	23,300	401,816
Charm Care Corp. KK	22,100	198,287
Elan Corp.	18,600	100,053
Falco Holdings Co. Ltd.	12,600	198,362
France Bed Holdings Co. Ltd.	23,000	203,178
HU Group Holdings, Inc.	38,300	845,042
Ship Healthcare Holdings, Inc.	30,514	409,931
Solasto Corp.	70,900	204,682
Tokai Corp.	15,500	228,350
Vital KSK Holdings, Inc.	39,700	333,112
Total Health Care Providers & Services		3,122,813
Health Care Technology — 0.1%
EM Systems Co. Ltd.	40,700	203,718
Hotels, Restaurants & Leisure — 2.9%
Create Restaurants Holdings, Inc.	22,000	216,733
Curves Holdings Co. Ltd.	27,900	133,662
Doutor Nichires Holdings Co. Ltd.	20,000	363,322
Fast Fitness Japan, Inc.	15,000	152,653
Food & Life Cos. Ltd.	13,500	655,630
Fuji Kyuko Co. Ltd.	12,500	180,259
Genki Global Dining Concepts Corp.	7,800	227,609
Heiwa Corp.	52,100	757,451
Hiday Hidaka Corp.	11,698	267,658
Ichibanya Co. Ltd.	54,080	345,570
KOMEDA Holdings Co. Ltd.	18,900	388,742
Koshidaka Holdings Co. Ltd.	19,600	152,518
Kyoritsu Maintenance Co. Ltd.	15,900	387,910
Monogatari Corp.	5,300	143,466
MOS Food Services, Inc.	6,300	161,813
Ohsho Food Service Corp.	19,100	503,136
Resorttrust, Inc.	93,116	1,135,223
Round One Corp.	89,500	912,070
Royal Holdings Co. Ltd.	14,100	256,923
Saizeriya Co. Ltd.	4,600	159,230
St. Marc Holdings Co. Ltd.	12,900	208,175
Tokyotokeiba Co. Ltd.	10,842	358,410
Toridoll Holdings Corp.(a)	6,800	196,310
Yoshinoya Holdings Co. Ltd.	9,300	201,588
Total Hotels, Restaurants & Leisure		8,466,061
Household Durables — 2.1%
&Do Holdings Co. Ltd.	24,800	189,376
Casio Computer Co. Ltd.	133,700	1,018,173
Cleanup Corp.	31,600	148,544
ES-Con Japan Ltd.	67,000	459,670
Eslead Corp.(a)	12,300	391,280
Foster Electric Co. Ltd.	13,100	142,749
Fuji Corp. Ltd.	42,700	201,904
Global Ltd.	27,000	194,212
Hoosiers Holdings Co. Ltd.	35,300	304,013
JVCKenwood Corp.	49,000	391,810
Ki-Star Real Estate Co. Ltd.	8,300	265,759
LEC, Inc.	11,200	90,875
Meiwa Estate Co. Ltd.	19,600	127,415
Sangetsu Corp.	42,800	875,586
Tama Home Co. Ltd.(a)	21,100	484,243
Tamron Co. Ltd.	112,928	684,080
TASUKI Holdings, Inc.	24,400	114,023
Zojirushi Corp.	24,200	223,998
Total Household Durables		6,307,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Household Products — 0.5%
Earth Corp.	7,100	$240,116
Pigeon Corp.	79,300	961,844
Transaction Co. Ltd.(a)	10,600	171,719
Total Household Products		1,373,679
Industrial Conglomerates — 0.3%
Keihan Holdings Co. Ltd.	16,100	340,402
TOKAI Holdings Corp.	96,200	662,002
Total Industrial Conglomerates		1,002,404
Insurance — 0.1%
FP Partner, Inc.(a)	11,500	173,641
Zenhoren Co. Ltd.	33,300	190,885
Total Insurance		364,526
Interactive Media & Services — 0.2%
ITmedia, Inc.	20,300	230,763
Kamakura Shinsho Ltd.	31,000	118,253
MTI Ltd.	18,900	119,200
Total Interactive Media & Services		468,216
IT Services — 2.2%
Base Co. Ltd.(a)	10,600	253,176
Business Brain Showa-Ota, Inc.	12,900	228,984
Change Holdings, Inc.	17,700	141,409
Comture Corp.	13,200	155,353
Digital Information Technologies Corp.	10,700	177,784
DTS Corp.	19,482	697,303
Future Corp.(a)	32,100	477,128
ID Holdings Corp.	18,700	307,082
I-NET Corp.	12,000	158,593
Itfor, Inc.	32,800	340,614
Japan Business Systems, Inc.(a)	21,000	214,441
JBCC Holdings, Inc.	44,400	414,660
Mitsubishi Research Institute, Inc.	9,500	301,222
NSD Co. Ltd.	41,400	1,023,213
Simplex Holdings, Inc.	16,300	440,663
Softcreate Holdings Corp.	15,900	242,058
Startia Holdings, Inc.	10,600	204,596
TDC Soft, Inc.	26,600	246,949
TechMatrix Corp.	11,000	172,183
Uchida Yoko Co. Ltd.	5,400	358,517
Total IT Services		6,555,928
Leisure Products — 0.7%
Daikoku Denki Co. Ltd.	9,700	147,201
Furyu Corp.	19,500	136,484
GLOBERIDE, Inc.	15,400	225,491
Mizuno Corp.	29,569	543,704
Roland Corp.(a)	17,400	381,259
Universal Entertainment Corp.*(a)	56,200	377,792
Yonex Co. Ltd.	13,800	277,060
Total Leisure Products		2,088,991
Life Sciences Tools & Services — 0.1%
Shin Nippon Biomedical Laboratories Ltd.	25,800	253,811
Machinery — 5.0%
Aida Engineering Ltd.	34,100	214,829
Airman Corp	13,500	183,558
Anest Iwata Corp.	21,900	209,228
Bando Chemical Industries Ltd.	28,800	338,554
Daihatsu Infinearth Mfg Co. Ltd.	15,500	245,626
Furukawa Co. Ltd.	12,700	187,979
Galilei Co. Ltd.	7,800	164,699
Glory Ltd.	34,400	800,908
Iwaki Co. Ltd.	8,700	144,553
Kanadevia Corp.	43,000	290,249
Kitz Corp.	41,389	339,834
Kyokuto Kaihatsu Kogyo Co. Ltd.	25,480	472,574
Makino Milling Machine Co. Ltd.	7,600	605,601
Max Co. Ltd.	25,500	821,783
Meidensha Corp.	10,600	399,211
METAWATER Co. Ltd.	12,000	184,264
Mitsubishi Logisnext Co. Ltd.	16,400	223,443
Mitsuboshi Belting Ltd.	22,346	531,403
Morita Holdings Corp.	17,105	255,074
Nikkiso Co. Ltd.	18,800	166,987
Nissei ASB Machine Co. Ltd.	7,500	304,268
Nomura Micro Science Co. Ltd.(a)	13,200	235,315
Noritake Co. Ltd.	14,600	369,435
NTN Corp.	286,700	451,948
Obara Group, Inc.	7,879	195,550
Oiles Corp.	18,000	257,454
OKUMA Corp.	27,340	694,644
Organo Corp.	9,100	566,998
OSG Corp.	39,200	461,623
Ryobi Ltd.	15,900	236,114
Shibaura Machine Co. Ltd.	10,661	234,705
Shibuya Corp.	6,600	147,357
Shinmaywa Industries Ltd.	28,285	316,834
Shinwa Co. Ltd.	8,800	187,642
Star Micronics Co. Ltd.	13,234	154,471
Takeuchi Manufacturing Co. Ltd.	20,300	658,420
Takuma Co. Ltd.	31,000	439,531
Tocalo Co. Ltd.	22,600	297,745
Torishima Pump Manufacturing Co. Ltd.	12,800	177,319
Tsubakimoto Chain Co.	73,935	919,805
Tsugami Corp.	17,000	218,672
Union Tool Co.	2,900	110,623
YAMABIKO Corp.	25,200	370,555
Total Machinery		14,787,385
Marine Transportation — 0.3%
Iino Kaiun Kaisha Ltd.	56,500	395,846
NS United Kaiun Kaisha Ltd.	15,900	430,399
Total Marine Transportation		826,245
Media — 0.8%
Carta Holdings, Inc.(a)	18,100	260,764
Intage Holdings, Inc.	14,100	173,267
Septeni Holdings Co. Ltd.	41,400	121,238
SKY Perfect JSAT Holdings, Inc.	114,600	1,147,230
ValueCommerce Co. Ltd.	27,700	149,388

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Vector, Inc.	26,000	$196,379
Zenrin Co. Ltd.	47,280	336,159
Total Media		2,384,425
Metals & Mining — 3.4%
Aichi Steel Corp.	27,200	402,412
Araya Industrial Co. Ltd.	5,900	193,610
ARE Holdings, Inc.	52,500	656,046
Chubu Steel Plate Co. Ltd.	19,300	282,462
Daido Steel Co. Ltd.	105,900	729,998
Daiki Aluminium Industry Co. Ltd.	32,000	214,891
Dowa Holdings Co. Ltd.	22,000	711,579
Godo Steel Ltd.	14,700	381,633
Kurimoto Ltd.	16,100	631,984
Kyoei Steel Ltd.	38,814	552,470
Mitsubishi Materials Corp.	70,400	1,111,476
Mitsubishi Steel Manufacturing Co. Ltd.	16,400	178,936
Mitsui Mining & Smelting Co. Ltd.	25,000	872,131
Nakayama Steel Works Ltd.	65,900	283,774
Nippon Denko Co. Ltd.	102,800	177,211
Nippon Light Metal Holdings Co. Ltd.	33,200	374,418
Nippon Yakin Kogyo Co. Ltd.	11,000	303,091
OSAKA Titanium Technologies Co. Ltd.(a)	17,700	181,234
Tokyo Steel Manufacturing Co. Ltd.	41,200	431,553
Tokyo Tekko Co. Ltd.	11,900	447,347
Topy Industries Ltd.	20,700	324,591
UACJ Corp.	15,900	581,204
Total Metals & Mining		10,024,051
Oil, Gas & Consumable Fuels — 0.7%
Fuji Oil Co. Ltd.	62,200	126,170
Itochu Enex Co. Ltd.	59,781	714,334
Sala Corp.	35,400	235,273
San-Ai Obbli Co. Ltd.	72,116	906,162
Total Oil, Gas & Consumable Fuels		1,981,939
Paper & Forest Products — 0.3%
Chuetsu Pulp & Paper Co. Ltd.(a)	18,700	207,656
Daio Paper Corp.	46,300	256,109
Nippon Paper Industries Co. Ltd.	26,200	188,276
Tokushu Tokai Paper Co. Ltd.	10,800	286,739
Total Paper & Forest Products		938,780
Personal Care Products — 0.9%
Mandom Corp.	26,400	257,155
Milbon Co. Ltd.	14,100	236,424
Noevir Holdings Co. Ltd.	31,000	929,281
Pola Orbis Holdings, Inc.(a)	108,200	958,815
Shinnihonseiyaku Co. Ltd.	12,800	206,384
Total Personal Care Products		2,588,059
Pharmaceuticals — 1.3%
ASKA Pharmaceutical Holdings Co. Ltd.	14,600	247,334
Astena Holdings Co. Ltd.	46,400	150,657
Daito Pharmaceutical Co. Ltd.	16,400	113,197
Fuji Pharma Co. Ltd.	20,400	195,745
JCR Pharmaceuticals Co. Ltd.	60,400	214,512
Kyorin Pharmaceutical Co. Ltd.	31,485	330,446
Mochida Pharmaceutical Co. Ltd.	12,722	261,142
Nippon Shinyaku Co. Ltd.	29,500	642,508
Sawai Group Holdings Co. Ltd.	43,572	552,927
Towa Pharmaceutical Co. Ltd.	15,000	310,603
Tsumura & Co.	24,600	591,987
ZERIA Pharmaceutical Co. Ltd.	22,100	319,004
Total Pharmaceuticals		3,930,062
Professional Services — 2.9%
Altech Corp.	12,760	243,813
Dip Corp.	24,300	383,565
en Japan, Inc.	15,900	183,387
Forum Engineering, Inc.	55,000	463,014
FULLCAST Holdings Co. Ltd.	16,000	188,861
Funai Soken Holdings, Inc.(a)	15,810	265,534
JAC Recruitment Co. Ltd.	103,300	724,448
Link & Motivation, Inc.	27,000	92,153
Matching Service Japan Co. Ltd.	24,000	154,356
MEITEC Group Holdings, Inc.	68,400	1,503,952
Nomura Co. Ltd.	53,000	338,302
Open Up Group, Inc.(a)	39,000	461,428
Quick Co. Ltd.	13,300	217,945
SMS Co. Ltd.	9,300	95,514
Tanseisha Co. Ltd.	25,400	233,874
TechnoPro Holdings, Inc.(a)	39,300	1,144,623
TKC Corp.	22,500	657,344
Transcosmos, Inc.	13,800	334,383
TRYT, Inc.	52,800	320,942
UT Group Co. Ltd.	16,400	279,758
Yamada Consulting Group Co. Ltd.	13,100	146,649
Total Professional Services		8,433,845
Real Estate Management & Development — 3.1%
Airport Facilities Co. Ltd.	55,700	308,106
Aoyama Zaisan Networks Co. Ltd.	20,100	251,589
Arealink Co. Ltd.	15,600	261,575
B-Lot Co. Ltd.	21,500	207,937
Cosmos Initia Co. Ltd.	19,400	179,569
Dear Life Co. Ltd.	40,600	340,383
Global Link Management KK	14,400	200,780
Good Com Asset Co. Ltd.(a)	24,300	186,399
Grandy House Corp.	39,200	145,733
Heiwa Real Estate Co. Ltd.	31,536	478,132
Ichigo, Inc.	153,000	427,928
JALCO Holdings, Inc.(a)	134,500	292,381
Japan Property Management Center Co. Ltd.	27,200	220,508
JINUSHI Co. Ltd.	18,900	285,636
JSB Co. Ltd.	8,300	219,215
Kasumigaseki Capital Co. Ltd.(a)	1,500	148,499
Katitas Co. Ltd.	31,400	543,677
Keihanshin Building Co. Ltd.	17,400	180,451
LA Holdings Co. Ltd.	5,300	230,060
Leopalace21 Corp.	132,000	568,410
Loadstar Capital KK	16,400	313,819
Mirarth Holdings, Inc.	148,300	386,035
Mugen Estate Co. Ltd.	22,200	306,615
Relo Group, Inc.	44,500	526,347
Starts Corp., Inc.	33,200	1,046,945

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Sun Frontier Fudousan Co. Ltd.	28,200	$405,102
Tosei Corp.	24,200	432,750
Total Real Estate Management & Development		9,094,581
Semiconductors & Semiconductor Equipment — 0.6%
Japan Material Co. Ltd.	17,800	182,258
Micronics Japan Co. Ltd.	6,600	247,194
Shibaura Mechatronics Corp.	4,700	354,668
Shindengen Electric Manufacturing Co. Ltd.	10,600	161,445
Tera Probe, Inc.(a)	6,600	148,271
Towa Corp.(a)	24,400	340,379
Yamaichi Electronics Co. Ltd.	10,600	196,156
Total Semiconductors & Semiconductor Equipment		1,630,371
Software — 1.2%
Celsys, Inc.	17,800	185,955
Computer Engineering & Consulting Ltd.	25,600	388,488
Cresco Ltd.	27,500	330,316
Digital Arts, Inc.	3,900	204,929
Fukui Computer Holdings, Inc.	7,900	163,092
I'll, Inc.	5,560	106,700
Intelligent Wave, Inc.	19,100	147,305
Justsystems Corp.	6,200	158,600
Miroku Jyoho Service Co. Ltd.	21,200	263,303
Systena Corp.	283,400	802,455
Toho System Science Co. Ltd.(a)	12,100	102,114
UNITED, Inc.(a)	47,900	190,346
WingArc1st, Inc.	13,800	394,095
Total Software		3,437,698
Specialty Retail — 4.4%
Adastria Co. Ltd.	23,500	484,984
Alleanza Holdings Co. Ltd.	20,700	145,170
Alpen Co. Ltd.(a)	12,100	198,700
AOKI Holdings, Inc.	54,900	634,346
Aoyama Trading Co. Ltd.	49,200	745,945
ARCLANDS Corp.	22,336	273,392
Asahi Co. Ltd.	19,800	182,175
Autobacs Seven Co. Ltd.	45,400	451,030
Bic Camera, Inc.	38,200	437,418
DCM Holdings Co. Ltd.	55,345	510,747
EDION Corp.	39,739	580,218
Geo Holdings Corp.	15,100	161,093
Hard Off Corp. Co. Ltd.	16,700	196,661
Honeys Holdings Co. Ltd.	20,500	223,244
IDOM, Inc.	60,200	441,774
Japan Eyewear Holdings Co. Ltd.*(a)	10,400	180,863
JINS Holdings, Inc.	4,700	277,877
Joshin Denki Co. Ltd.	13,700	225,164
Joyful Honda Co. Ltd.(a)	23,800	343,872
Kohnan Shoji Co. Ltd.	13,400	361,799
Kojima Co. Ltd.	21,100	180,404
Komehyo Holdings Co. Ltd.(a)	5,200	101,160
Komeri Co. Ltd.	12,137	247,538
K's Holdings Corp.	75,900	769,798
KU Holdings Co. Ltd.	38,200	299,105
Nafco Co. Ltd.	12,600	153,002
New Art Holdings Co. Ltd.(a)	21,000	197,577
Nextage Co. Ltd.	27,900	337,245
Nishimatsuya Chain Co. Ltd.	13,100	189,728
Nissan Tokyo Sales Holdings Co. Ltd.	79,300	274,499
Nojima Corp.	26,300	573,540
PAL GROUP Holdings Co. Ltd.	20,400	509,135
Sac's Bar Holdings, Inc.	28,300	157,717
Scroll Corp.	28,700	211,408
Syuppin Co. Ltd.	22,800	178,365
United Arrows Ltd.	16,700	247,416
VT Holdings Co. Ltd.	93,800	306,508
World Co. Ltd.	24,600	438,370
Xebio Holdings Co. Ltd.	18,700	142,148
Yellow Hat Ltd.	45,600	486,164
Total Specialty Retail		13,057,299
Technology Hardware, Storage & Peripherals — 0.6%
Elecom Co. Ltd.	42,100	527,543
MCJ Co. Ltd.	37,700	340,343
Mimaki Engineering Co. Ltd.	18,900	250,570
Riso Kagaku Corp.	36,200	277,681
Toshiba TEC Corp.	10,800	219,596
Wacom Co. Ltd.	65,800	312,498
Total Technology Hardware, Storage & Peripherals		1,928,231
Textiles, Apparel & Luxury Goods — 1.4%
Baroque Japan Ltd.(a)	33,700	186,179
Daidoh Ltd.*(a)	53,300	354,608
Fujibo Holdings, Inc.	4,800	196,725
Gunze Ltd.	15,066	372,360
Hagihara Industries, Inc.	13,100	138,215
Japan Wool Textile Co. Ltd.	31,625	318,779
Kurabo Industries Ltd.	10,376	536,597
Morito Co. Ltd.	27,500	262,920
Onward Holdings Co. Ltd.	87,233	358,728
Seiko Group Corp.	15,300	464,471
Wacoal Holdings Corp.	17,900	615,771
Yondoshi Holdings, Inc.	25,500	306,646
Total Textiles, Apparel & Luxury Goods		4,111,999
Trading Companies & Distributors — 2.9%
Alconix Corp.	22,700	291,519
Chori Co. Ltd.	13,400	374,786
Daiichi Jitsugyo Co. Ltd.	13,800	234,164
Hanwa Co. Ltd.	21,422	806,782
Inaba Denki Sangyo Co. Ltd.	37,388	1,024,485
Inabata & Co. Ltd.	25,841	575,159
Japan Pulp & Paper Co. Ltd.	42,200	181,135
Kamei Corp.	14,900	255,614
Kanaden Corp.	15,900	222,354
Kanamoto Co. Ltd.	10,728	240,636
Kanematsu Corp.	66,300	1,259,721
MARUKA FURUSATO Corp.	7,900	126,886
Meiwa Corp.	44,500	213,496
Nichiden Corp.	9,100	173,753
Nishio Holdings Co. Ltd.	8,500	236,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

Investments	Shares	Value
Sanyo Trading Co. Ltd.	15,700	$157,821
Seika Corp.	9,000	290,664
Senshu Electric Co. Ltd.	6,800	198,664
Sumiseki Holdings, Inc.(a)	44,500	189,467
Totech Corp.	19,000	372,910
Trusco Nakayama Corp.	14,900	213,012
Wakita & Co. Ltd.	20,300	237,228
Yamazen Corp.	41,006	355,426
Yuasa Trading Co. Ltd.	9,200	286,933
Total Trading Companies & Distributors		8,519,470
Transportation Infrastructure — 0.2%
Nissin Corp.	13,100	733,698
Wireless Telecommunication Services — 0.3%
Okinawa Cellular Telephone Co.	28,900	1,024,390
TOTAL COMMON STOCKS (COST: $262,565,514)		293,351,179
EXCHANGE-TRADED FUNDS — 0.4%
United States — 0.4%
WisdomTree Japan Hedged Equity Fund(a)(b)
(Cost: $1,021,495)	9,310	1,063,854
MUTUAL FUND — 0.4%
United States — 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $1,049,705)	1,049,705	1,049,705
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 3.1%
United States — 3.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $9,086,699)	9,086,699	9,086,699
TOTAL INVESTMENTS IN SECURITIES — 103.1% (Cost: $273,723,413)		304,551,437
Other Liabilities less Assets — (3.1)%		(9,044,918)
NET ASSETS — 100.0%		$295,506,519

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,557,251 and the total market value of the collateral held by the Fund was $16,768,535. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,681,836.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree Japan Hedged Equity Fund	$417,142	$858,746	$238,206	$3,451	$22,721	$1,063,854	$15,243

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/1/2025	1,072,000	JPY	7,432	USD	$–	$(11)
Citibank NA	7/1/2025	155,000,000	JPY	1,070,708	USD	2,365	–
						$2,365	$(11)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$293,351,179	$–	$–	$293,351,179
Exchange-Traded Fund	1,063,854	–	–	1,063,854
Mutual Fund	–	1,049,705	–	1,049,705
Investment of Cash Collateral for Securities Loaned	–	9,086,699	–	9,086,699
Total Investments in Securities	$294,415,033	$10,136,404	$–	$304,551,437
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$2,365	$–	$2,365
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(11)	$–	$(11)
Total - Net	$294,415,033	$10,138,758	$–	$304,553,791

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.4%
Australia — 9.2%
Goodman Group	30,140	$676,317
IREN Ltd.*(a)	34,482	502,403
NEXTDC Ltd.*	17,753	168,699
Total Australia		1,347,419
Canada — 1.8%
Hut 8 Corp.*(a)	13,888	258,317
Hong Kong — 0.4%
SUNeVision Holdings Ltd.	68,000	65,488
Italy — 2.2%
Infrastrutture Wireless Italiane SpA(b)	25,802	314,386
Japan — 3.2%
CRE Logistics REIT, Inc.	18	18,817
GLP J-REIT	136	122,117
Japan Logistics Fund, Inc.	75	48,548
LaSalle Logiport REIT	50	48,150
Mitsubishi Estate Logistics REIT Investment Corp.	43	35,425
Mitsui Fudosan Logistics Park, Inc.	90	65,111
Nippon Prologis REIT, Inc.	235	129,503
Total Japan		467,671
Luxembourg — 0.5%
SES SA	10,125	71,787
Singapore — 5.2%
CapitaLand Ascendas REIT	123,136	259,101
Digital Core REIT Management Pte. Ltd.	36,700	19,451
ESR-REIT	22,980	44,385
Frasers Logistics & Commercial Trust	103,700	69,614
Keppel DC REIT	62,805	114,895
Mapletree Industrial Trust	80,409	128,791
Mapletree Logistics Trust	139,258	129,018
Total Singapore		765,255
Spain — 4.5%
Cellnex Telecom SA*(b)	16,881	652,929
Tanzania — 0.3%
Helios Towers PLC*	27,868	46,437
United Kingdom — 3.3%
Segro PLC	37,027	344,828
Tritax Big Box REIT PLC	68,514	138,579
Total United Kingdom		483,407
United States — 68.8%
Alexandria Real Estate Equities, Inc.	4,995	362,787
American Tower Corp.	4,661	1,030,174
Americold Realty Trust, Inc.	7,959	132,358
Applied Digital Corp.*(a)	29,295	295,001
AST SpaceMobile, Inc.*(a)	7,338	342,905
Bit Digital, Inc.*	21,820	47,786
Cipher Mining, Inc.*(a)	50,033	239,158
Core Scientific, Inc.*(a)	41,238	703,933
Crown Castle, Inc.	7,949	816,601
Digital Realty Trust, Inc.	5,513	961,081
DigitalBridge Group, Inc.	5,016	51,916
EastGroup Properties, Inc.	1,497	250,179
Equinix, Inc.	1,173	933,086
Globalstar, Inc.*	3,530	83,131
Gogo, Inc.*(a)	3,168	46,506
Healthpeak Properties, Inc.	19,896	348,379
Iridium Communications, Inc.	3,113	93,919
Iron Mountain, Inc.	6,798	697,271
Lineage, Inc.	6,266	272,696
LXP Industrial Trust	8,590	70,953
Prologis, Inc.	8,911	936,724
Rexford Industrial Realty, Inc.	6,367	226,474
SBA Communications Corp.	2,708	635,947
Terawulf, Inc.*(a)	53,133	232,723
Terreno Realty Corp.	2,900	162,603
Uniti Group, Inc.*	6,875	29,700
Viasat, Inc.*	3,754	54,808
Total United States		10,058,799
TOTAL COMMON STOCKS
(Cost: $15,320,207)		14,531,895
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $12,138)	12,138	12,138
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 10.8%
United States — 10.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $1,581,056)	1,581,056	1,581,056
TOTAL INVESTMENTS IN SECURITIES — 110.3% (Cost: $16,913,401)		16,125,089
Other Liabilities less Assets — (10.3)%		(1,511,648)
NET ASSETS — 100.0%		$14,613,441

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,468,402 and the total market value of the collateral held by the Fund was $2,488,163. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $907,107.
(b)	This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

CURRENCY ABBREVIATIONS:
EUR	Euro
GBP	British pound
JPY	Japanese yen
SGD	Singapore dollar
USD	United States dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree New Economy Real Estate Fund (WTRE)

June 30, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/1/2025	241,024	JPY	1,666	USD	$3	$–
Standard Chartered Bank	7/1/2025	818	EUR	1,223	SGD	–	(1)
Standard Chartered Bank	7/1/2025	1,032	GBP	1,807	SGD	–	(4)
						$3	$(5)

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$14,531,895	$–	$–	$14,531,895
Mutual Fund	–	12,138	–	12,138
Investment of Cash Collateral for Securities Loaned	–	1,581,056	–	1,581,056
Total Investments in Securities	$14,531,895	$1,593,194	$–	$16,125,089
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$3	$–	$3
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$–	$(5)	$–	$(5)
Total - Net	$14,531,895	$1,593,192	$–	$16,125,087

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.2%
United States — 98.6%
Aerospace & Defense — 9.4%
Curtiss-Wright Corp.	12,603	$6,157,196
General Dynamics Corp.	3,380	985,811
HEICO Corp.	3,617	1,186,376
Hexcel Corp.	25,805	1,457,724
Howmet Aerospace, Inc.	27,567	5,131,046
L3Harris Technologies, Inc.	10,941	2,744,440
Lockheed Martin Corp.	2,088	967,036
RTX Corp.	82,435	12,037,159
Textron, Inc.	53,324	4,281,384
TransDigm Group, Inc.	1,218	1,852,140
Total Aerospace & Defense		36,800,312
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	9,650	974,071
Automobile Components — 0.2%
Gentex Corp.	43,637	959,578
Banks — 7.0%
Bank of America Corp.	214,290	10,140,203
U.S. Bancorp	282,676	12,791,089
Wells Fargo & Co.	54,445	4,362,133
Total Banks		27,293,425
Beverages — 0.9%
Keurig Dr. Pepper, Inc.	109,433	3,617,855
Broadline Retail — 0.2%
Macy's, Inc.	79,163	923,041
Capital Markets — 9.0%
Cboe Global Markets, Inc.	18,794	4,382,949
FactSet Research Systems, Inc.	10,519	4,704,938
Intercontinental Exchange, Inc.	60,192	11,043,426
Nasdaq, Inc.	113,362	10,136,830
S&P Global, Inc.	8,989	4,739,810
Total Capital Markets		35,007,953
Chemicals — 2.6%
Ashland, Inc.	19,012	955,923
Element Solutions, Inc.	133,723	3,028,826
PPG Industries, Inc.	41,880	4,763,850
RPM International, Inc.	12,225	1,342,794
Total Chemicals		10,091,393
Communications Equipment — 0.9%
Cisco Systems, Inc.	51,848	3,597,214
Consumer Staples Distribution & Retail — 1.2%
Walmart, Inc.	46,139	4,511,471
Containers & Packaging — 0.2%
Amcor PLC	103,320	949,511
Distributors — 0.3%
LKQ Corp.	32,702	1,210,301
Electric Utilities — 1.4%
FirstEnergy Corp.	24,694	994,181
PG&E Corp.	320,146	4,462,835
Total Electric Utilities		5,457,016
Electronic Equipment, Instruments & Components — 3.7%
Ralliant Corp.*	50,173	2,432,905
Teledyne Technologies, Inc.*	23,290	11,931,700
Total Electronic Equipment, Instruments & Components		14,364,605
Entertainment — 1.1%
ROBLOX Corp., Class A*	39,750	4,181,700
Financial Services — 0.9%
Berkshire Hathaway, Inc., Class B*	5,254	2,552,236
Jack Henry & Associates, Inc.	5,355	964,810
Total Financial Services		3,517,046
Food Products — 0.3%
Mondelez International, Inc., Class A	17,509	1,180,807
Ground Transportation — 2.8%
CSX Corp.	249,699	8,147,678
Union Pacific Corp.	11,649	2,680,202
Total Ground Transportation		10,827,880
Health Care Equipment & Supplies — 5.6%
Becton Dickinson & Co.	14,667	2,526,391
Boston Scientific Corp.*	38,949	4,183,512
GE HealthCare Technologies, Inc.	17,841	1,321,483
Hologic, Inc.*	49,011	3,193,557
Medtronic PLC	110,071	9,594,889
Zimmer Biomet Holdings, Inc.	10,212	931,435
Total Health Care Equipment & Supplies		21,751,267
Health Care Providers & Services — 2.6%
Centene Corp.*	70,672	3,836,076
Cigna Group	13,162	4,351,094
Premier, Inc., Class A(a)	40,960	898,253
UnitedHealth Group, Inc.	3,118	972,722
Total Health Care Providers & Services		10,058,145
Health Care REITs — 0.2%
Medical Properties Trust, Inc.(a)	205,960	887,688
Hotels, Restaurants & Leisure — 1.9%
Airbnb, Inc., Class A*	20,498	2,712,705
Starbucks Corp.(a)	41,942	3,843,145
Wendy's Co.(a)	90,675	1,035,509
Total Hotels, Restaurants & Leisure		7,591,359
Household Products — 1.0%
Kimberly-Clark Corp.	22,035	2,840,752
Reynolds Consumer Products, Inc.	42,629	913,113
Total Household Products		3,753,865
Industrial Conglomerates — 1.9%
Honeywell International, Inc.	32,580	7,587,230
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	41,475	1,996,192
Insurance — 3.9%
Brown & Brown, Inc.	36,155	4,008,505

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2025

Investments	Shares	Value
Everest Group Ltd.	2,712	$921,673
Lincoln National Corp.	82,357	2,849,552
Marsh & McLennan Cos., Inc.	10,786	2,358,251
Reinsurance Group of America, Inc.	19,844	3,936,256
Ryan Specialty Holdings, Inc.	18,641	1,267,402
Total Insurance		15,341,639
IT Services — 0.3%
DXC Technology Co.*	72,627	1,110,467
Life Sciences Tools & Services — 4.3%
Agilent Technologies, Inc.	36,491	4,306,303
Bio-Techne Corp.	19,447	1,000,548
Danaher Corp.	32,848	6,488,794
QIAGEN NV*	66,478	3,194,933
Thermo Fisher Scientific, Inc.	4,601	1,865,521
Total Life Sciences Tools & Services		16,856,099
Machinery — 5.0%
CNH Industrial NV(a)	145,157	1,881,235
Donaldson Co., Inc.	30,098	2,087,296
Fortive Corp.	150,520	7,846,608
IDEX Corp.	5,220	916,475
Ingersoll Rand, Inc.	18,176	1,511,880
Otis Worldwide Corp.	55,071	5,453,130
Total Machinery		19,696,624
Media — 2.4%
Comcast Corp., Class A	267,283	9,539,330
Multi-Utilities — 6.4%
CenterPoint Energy, Inc.	230,733	8,477,130
NiSource, Inc.	240,269	9,692,452
Public Service Enterprise Group, Inc.	11,616	977,835
Sempra	74,408	5,637,894
Total Multi-Utilities		24,785,311
Oil, Gas & Consumable Fuels — 6.0%
Antero Midstream Corp.	270,413	5,124,326
Exxon Mobil Corp.	119,009	12,829,170
Occidental Petroleum Corp.	59,868	2,515,055
Williams Cos., Inc.	45,633	2,866,209
Total Oil, Gas & Consumable Fuels		23,334,760
Semiconductors & Semiconductor Equipment — 1.0%
Amkor Technology, Inc.	63,217	1,326,925
Intel Corp.	106,868	2,393,843
Total Semiconductors & Semiconductor Equipment		3,720,768
Software — 5.8%
Bentley Systems, Inc., Class B	59,899	3,232,749
Datadog, Inc., Class A*	32,870	4,415,427
Dropbox, Inc., Class A*	64,234	1,837,092
MicroStrategy, Inc., Class A*(a)	3,351	1,354,575
Roper Technologies, Inc.	21,022	11,916,111
Total Software		22,755,954
Specialized REITs — 2.8%
American Tower Corp.	4,385	969,173
National Storage Affiliates Trust	77,839	2,490,069
SBA Communications Corp.	15,250	3,581,310
Weyerhaeuser Co.	147,709	3,794,644
Total Specialized REITs		10,835,196
Specialty Retail — 0.5%
Lowe's Cos., Inc.	8,625	1,913,629
Technology Hardware, Storage & Peripherals — 2.4%
Hewlett Packard Enterprise Co.	356,465	7,289,709
HP, Inc.	78,953	1,931,191
Total Technology Hardware, Storage & Peripherals		9,220,900
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B	19,494	1,384,854
Tobacco — 1.3%
Altria Group, Inc.	85,348	5,003,953
Total United States		384,590,409
Brazil — 0.6%
Capital Markets — 0.6%
XP, Inc., Class A	120,742	2,438,989
TOTAL COMMON STOCKS (COST: $367,663,792)		387,029,398
EXCHANGE-TRADED FUND — 0.3%
United States — 0.3%
iShares Russell 1000 Value ETF(a)
(Cost: $1,229,197)	6,539	1,270,070
MUTUAL FUND — 0.4%
United States — 0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $1,391,618)	1,391,618	1,391,618
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $777,883)	777,883	777,883
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $371,062,490)		390,468,969
Other Liabilities less Assets — (0.1)%		(302,901)
NET ASSETS — 100.0%		$390,166,068

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,308,089 and the total market value of the collateral held by the Fund was $9,481,715. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,703,832.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. AI Enhanced Value Fund (AIVL)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$387,029,398	$–	$–	$387,029,398
Exchange-Traded Fund	1,270,070	–	–	1,270,070
Mutual Fund	–	1,391,618	–	1,391,618
Investment of Cash Collateral for Securities Loaned	–	777,883	–	777,883
Total Investments in Securities	$388,299,468	$2,169,501	$–	$390,468,969

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.6%
United States — 99.4%
Aerospace & Defense — 0.0%
National Presto Industries, Inc.	3,807	$372,934
Park Aerospace Corp.	9,788	144,569
Total Aerospace & Defense		517,503
Automobile Components — 0.4%
Dana, Inc.	67,480	1,157,282
LCI Industries	14,766	1,346,511
Lear Corp.	27,112	2,575,098
Standard Motor Products, Inc.	11,544	354,632
Total Automobile Components		5,433,523
Banks — 11.3%
Arrow Financial Corp.	8,515	224,966
Associated Banc-Corp.	91,667	2,235,758
Atlantic Union Bankshares Corp.(a)	72,364	2,263,546
Bank of Hawaii Corp.(a)	22,770	1,537,658
Bank of Marin Bancorp	9,510	217,208
Bank OZK	57,970	2,728,068
Bar Harbor Bankshares	9,474	283,841
BCB Bancorp, Inc.	6,892	58,031
Brookline Bancorp, Inc.	44,067	464,907
Burke & Herbert Financial Services Corp.	7,588	453,231
Camden National Corp.	8,516	345,579
Capitol Federal Financial, Inc.	68,107	415,453
Central Pacific Financial Corp.	16,276	456,216
Citigroup, Inc.	291,050	24,774,176
Citizens & Northern Corp.	7,901	149,645
Citizens Financial Group, Inc.	113,780	5,091,655
Columbia Banking System, Inc.(a)	107,177	2,505,798
Comerica, Inc.	52,060	3,105,379
Community Trust Bancorp, Inc.	11,487	607,892
CVB Financial Corp.	78,726	1,557,988
Farmers National Banc Corp.	22,603	311,695
Fifth Third Bancorp	138,889	5,712,505
Financial Institutions, Inc.	8,622	221,413
First Bancorp, Inc.	6,445	163,767
First Busey Corp.	33,067	756,738
First Financial Bancorp	57,322	1,390,632
First Financial Corp.	7,165	388,271
First Hawaiian, Inc.	73,035	1,822,954
First Interstate BancSystem, Inc., Class A	59,405	1,712,052
First Merchants Corp.	34,419	1,318,248
Flushing Financial Corp.	8,640	102,643
Fulton Financial Corp.	102,968	1,857,543
Hanmi Financial Corp.	16,263	401,371
HBT Financial, Inc.	19,630	494,872
Heritage Commerce Corp.	33,622	333,866
Heritage Financial Corp.	21,696	517,233
Hope Bancorp, Inc.	67,989	729,522
Horizon Bancorp, Inc.	26,193	402,848
Huntington Bancshares, Inc.	340,499	5,706,763
Independent Bank Corp.	24,062	1,513,139
Kearny Financial Corp.	31,364	202,611
LCNB Corp.	5,491	79,784
Linkbancorp, Inc.	16,751	122,450
Mercantile Bank Corp.	9,787	454,215
Midland States Bancorp, Inc.	12,137	210,213
MidWestOne Financial Group, Inc.	10,598	304,904
MVB Financial Corp.	5,535	124,704
National Bankshares, Inc.	2,702	73,494
Northfield Bancorp, Inc.	28,424	326,308
Northrim BanCorp, Inc.	3,253	303,375
Northwest Bancshares, Inc.	71,421	912,760
Norwood Financial Corp.	4,964	127,972
OceanFirst Financial Corp.	31,273	550,718
Pacific Premier Bancorp, Inc.	55,938	1,179,732
Parke Bancorp, Inc.	8,405	171,210
PCB Bancorp	9,096	190,834
Penns Woods Bancorp, Inc.(a)	2,736	83,065
Peoples Bancorp, Inc.	20,745	633,552
Peoples Financial Services Corp.	4,780	235,989
PNC Financial Services Group, Inc.	63,857	11,904,222
Primis Financial Corp.	18,636	202,201
Princeton Bancorp, Inc.	1,894	57,843
Provident Financial Services, Inc.	74,420	1,304,583
Regions Financial Corp.	228,816	5,381,752
S&T Bancorp, Inc.	22,016	832,645
Shore Bancshares, Inc.	19,573	307,688
Sierra Bancorp	9,900	293,931
Simmons First National Corp., Class A	70,472	1,336,149
Southside Bancshares, Inc.	17,137	504,342
Tompkins Financial Corp.	8,618	540,607
Truist Financial Corp.	311,009	13,370,277
TrustCo Bank Corp.	9,398	314,081
U.S. Bancorp	303,675	13,741,294
United Bankshares, Inc.(a)	67,374	2,454,435
Valley National Bancorp	293,398	2,620,044
Virginia National Bankshares Corp.	2,235	82,695
Washington Trust Bancorp, Inc.	10,300	291,284
WesBanco, Inc.	49,370	1,561,573
West BanCorp, Inc.	9,474	185,975
Total Banks		138,910,581
Beverages — 3.4%
PepsiCo, Inc.	320,145	42,271,946
Biotechnology — 9.1%
AbbVie, Inc.	300,337	55,748,554
Amgen, Inc.	83,689	23,366,806
Gilead Sciences, Inc.	298,255	33,067,532
Total Biotechnology		112,182,892
Broadline Retail — 0.4%
Dillard's, Inc., Class A	6,946	2,902,247
Macy's, Inc.	154,200	1,797,972
Total Broadline Retail		4,700,219
Building Products — 0.0%
Insteel Industries, Inc.	10,202	379,616
Capital Markets — 4.1%
Blue Owl Capital, Inc.	162,121	3,114,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2025

Investments	Shares	Value
Bridge Investment Group Holdings, Inc., Class A	30,967	$309,980
CME Group, Inc.	105,035	28,949,747
Diamond Hill Investment Group, Inc.	1,394	202,562
GCM Grosvenor, Inc., Class A(a)	25,272	292,144
Lazard, Inc.(a)	52,411	2,514,680
Moelis & Co., Class A	35,546	2,215,227
State Street Corp.	61,601	6,550,650
T Rowe Price Group, Inc.	53,544	5,166,996
Virtus Investment Partners, Inc.	4,025	730,135
Total Capital Markets		50,046,465
Chemicals — 0.6%
Eastman Chemical Co.	36,091	2,694,554
FMC Corp.	55,305	2,308,984
Huntsman Corp.	66,118	688,950
Scotts Miracle-Gro Co.	32,687	2,156,034
Total Chemicals		7,848,522
Commercial Services & Supplies — 0.1%
ACCO Brands Corp.	52,061	186,378
CompX International, Inc.	6,145	163,273
Deluxe Corp.	24,338	387,218
Ennis, Inc.	12,827	232,682
NL Industries, Inc.	30,532	195,405
Total Commercial Services & Supplies		1,164,956
Consumer Finance — 0.4%
Navient Corp.	63,099	889,696
OneMain Holdings, Inc.	67,914	3,871,098
Regional Management Corp.	5,344	156,098
Total Consumer Finance		4,916,892
Consumer Staples Distribution & Retail — 0.8%
SpartanNash Co.	17,896	474,065
Target Corp.	85,385	8,423,230
Village Super Market, Inc., Class A	6,426	247,401
Total Consumer Staples Distribution & Retail		9,144,696
Containers & Packaging — 0.6%
Greif, Inc., Class B	12,393	855,241
International Paper Co.	83,626	3,916,206
Myers Industries, Inc.	20,058	290,640
Sonoco Products Co.	55,881	2,434,176
Total Containers & Packaging		7,496,263
Diversified Consumer Services — 0.0%
Matthews International Corp., Class A(a)	16,151	386,170
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	2,647	47,196
American Assets Trust, Inc.	1,479	29,210
Armada Hoffler Properties, Inc.	4,401	30,235
Broadstone Net Lease, Inc.	11,320	181,686
CTO Realty Growth, Inc.(a)	420	7,249
Essential Properties Realty Trust, Inc.	11,356	362,370
One Liberty Properties, Inc.	2,413	57,574
WP Carey, Inc.	11,615	724,544
Total Diversified REITs		1,440,064
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	1,571,407	45,476,519
ATN International, Inc.	8,656	140,660
Cogent Communications Holdings, Inc.	28,564	1,377,070
Total Diversified Telecommunication Services		46,994,249
Electric Utilities — 7.1%
Alliant Energy Corp.	20,057	1,212,847
American Electric Power Co., Inc.	126,456	13,121,075
Duke Energy Corp.	178,795	21,097,810
Edison International	83,676	4,317,682
Entergy Corp.	45,309	3,766,084
Evergy, Inc.	49,665	3,423,408
Eversource Energy	57,475	3,656,559
Exelon Corp.	150,553	6,537,011
FirstEnergy Corp.	81,259	3,271,487
OGE Energy Corp.	31,071	1,378,931
Pinnacle West Capital Corp.	19,406	1,736,255
Portland General Electric Co.	7,339	298,184
PPL Corp.	69,958	2,370,877
Southern Co.	231,151	21,226,596
TXNM Energy, Inc.	4,636	261,099
Total Electric Utilities		87,675,905
Electronic Equipment, Instruments & Components — 0.0%
Methode Electronics, Inc.	18,564	176,544
Energy Equipment & Services — 0.0%
Atlas Energy Solutions, Inc.(a)	4,974	66,503
Kodiak Gas Services, Inc.	4,648	159,287
Patterson-UTI Energy, Inc.(a)	21,740	128,918
Total Energy Equipment & Services		354,708
Financial Services — 0.5%
Alerus Financial Corp.	13,639	295,148
HA Sustainable Infrastructure Capital, Inc.	65,616	1,762,446
NewtekOne, Inc.	16,438	185,421
TFS Financial Corp.(a)	162,424	2,103,391
UWM Holdings Corp.	55,140	228,279
Waterstone Financial, Inc.	10,983	151,675
Western Union Co.	192,391	1,619,932
Total Financial Services		6,346,292
Food Products — 3.4%
Archer-Daniels-Midland Co.	120,579	6,364,160
Cal-Maine Foods, Inc.	25,226	2,513,266
Campbell Soup Co.	91,527	2,805,303
Conagra Brands, Inc.	180,558	3,696,022
Flowers Foods, Inc.(a)	122,460	1,956,911
General Mills, Inc.	121,056	6,271,911
Hershey Co.	31,213	5,179,797
Hormel Foods Corp.	149,393	4,519,138
J M Smucker Co.	34,845	3,421,779
John B Sanfilippo & Son, Inc.	3,070	194,147
Tyson Foods, Inc., Class A	71,003	3,971,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2025

Investments	Shares	Value
WK Kellogg Co.(a)	48,979	$780,725
Total Food Products		41,675,067
Gas Utilities — 0.2%
National Fuel Gas Co.	5,981	506,651
New Jersey Resources Corp.	5,380	241,132
Northwest Natural Holding Co.	4,735	188,074
ONE Gas, Inc.(a)	3,798	272,924
Southwest Gas Holdings, Inc.	4,562	339,367
Spire, Inc.	3,727	272,034
UGI Corp.	17,327	631,049
Total Gas Utilities		2,451,231
Health Care Equipment & Supplies — 0.2%
Dentsply Sirona, Inc.	115,599	1,835,712
Health Care Providers & Services — 0.1%
Premier, Inc., Class A(a)	62,940	1,380,274
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	7,265	527,657
American Healthcare REIT, Inc.	8,027	294,912
CareTrust REIT, Inc.	8,646	264,568
Healthcare Realty Trust, Inc.	21,954	348,190
LTC Properties, Inc.	1,364	47,208
National Health Investors, Inc.	2,799	196,266
Sabra Health Care REIT, Inc.	14,666	270,441
Total Health Care REITs		1,949,242
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	35,019	537,892
Park Hotels & Resorts, Inc.	10,217	104,520
RLJ Lodging Trust	6,705	48,812
Ryman Hospitality Properties, Inc.	3,042	300,154
Summit Hotel Properties, Inc.(a)	3,050	15,524
Sunstone Hotel Investors, Inc.	7,282	63,208
Xenia Hotels & Resorts, Inc.	3,005	37,773
Total Hotel & Resort REITs		1,107,883
Hotels, Restaurants & Leisure — 1.2%
Darden Restaurants, Inc.	28,804	6,278,408
Dine Brands Global, Inc.(a)	8,984	218,581
Marriott Vacations Worldwide Corp.(a)	20,447	1,478,522
Papa John's International, Inc.(a)	19,330	946,010
Travel & Leisure Co.	40,332	2,081,534
Vail Resorts, Inc.(a)	18,051	2,836,354
Wendy's Co.(a)	97,807	1,116,956
Total Hotels, Restaurants & Leisure		14,956,365
Household Durables — 0.3%
Cricut, Inc., Class A	26,475	179,236
Ethan Allen Interiors, Inc.	14,709	409,645
Whirlpool Corp.(a)	31,862	3,231,444
Total Household Durables		3,820,325
Household Products — 1.3%
Energizer Holdings, Inc.(a)	40,763	821,782
Kimberly-Clark Corp.	92,934	11,981,051
Reynolds Consumer Products, Inc.	117,095	2,508,175
Total Household Products		15,311,008
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc., Class A	2,282	69,053
Industrial REITs — 0.7%
Americold Realty Trust, Inc.	15,980	265,747
EastGroup Properties, Inc.	2,385	398,581
Innovative Industrial Properties, Inc.	721	39,814
LXP Industrial Trust	16,829	139,008
Plymouth Industrial REIT, Inc.	1,099	17,650
Prologis, Inc.	64,061	6,734,092
Rexford Industrial Realty, Inc.	11,561	411,225
STAG Industrial, Inc.	10,219	370,745
Terreno Realty Corp.	4,741	265,828
Total Industrial REITs		8,642,690
Insurance — 3.0%
American Financial Group, Inc.	38,931	4,913,482
CNA Financial Corp.	130,933	6,092,312
Donegal Group, Inc., Class A	18,868	377,832
Fidelity National Financial, Inc.	70,087	3,929,077
First American Financial Corp.	43,023	2,641,182
Horace Mann Educators Corp.	23,449	1,007,604
Investors Title Co.(a)	1,178	248,911
Lincoln National Corp.	95,568	3,306,653
Principal Financial Group, Inc.	58,152	4,619,013
Prudential Financial, Inc.	80,672	8,667,400
Safety Insurance Group, Inc.	8,395	666,479
Universal Insurance Holdings, Inc.	16,369	453,912
Total Insurance		36,923,857
Interactive Media & Services — 0.0%
Shutterstock, Inc.	18,648	353,566
IT Services — 3.0%
International Business Machines Corp.	124,419	36,676,233
Leisure Products — 0.5%
Escalade, Inc.	9,970	139,381
Hasbro, Inc.	54,945	4,056,040
Johnson Outdoors, Inc., Class A	5,486	166,061
Marine Products Corp.(a)	20,232	172,174
Polaris, Inc.(a)	33,327	1,354,743
Smith & Wesson Brands, Inc.	25,228	218,979
Total Leisure Products		6,107,378
Machinery — 0.7%
AGCO Corp.	32,283	3,330,314
Douglas Dynamics, Inc.	12,532	369,318
Stanley Black & Decker, Inc.	49,221	3,334,723
Trinity Industries, Inc.	47,246	1,276,115
Total Machinery		8,310,470
Media — 0.6%
Gray Media, Inc.	49,125	222,536
Interpublic Group of Cos., Inc.	143,329	3,508,694
Nexstar Media Group, Inc.	17,253	2,983,906
Sinclair, Inc.	24,440	337,761
Total Media		7,052,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2025

Investments	Shares	Value
Metals & Mining — 0.1%
Kaiser Aluminum Corp.	9,177	$733,242
Mesabi Trust(a)	7,686	184,157
Ramaco Resources, Inc., Class A(a)	25,451	334,426
SunCoke Energy, Inc.	47,251	405,886
Total Metals & Mining		1,657,711
Multi-Utilities — 2.1%
Avista Corp.	5,999	227,662
Black Hills Corp.	5,305	297,611
Consolidated Edison, Inc.	68,314	6,855,310
Dominion Energy, Inc.	157,916	8,925,412
DTE Energy Co.	22,607	2,994,523
Northwestern Energy Group, Inc.	3,981	204,225
WEC Energy Group, Inc.	62,119	6,472,800
Total Multi-Utilities		25,977,543
Office REITs — 0.2%
BXP, Inc.	7,839	528,897
COPT Defense Properties	7,056	194,605
Cousins Properties, Inc.	8,032	241,201
Douglas Emmett, Inc.	10,085	151,678
Easterly Government Properties, Inc.	1,211	26,884
Highwoods Properties, Inc.	4,048	125,852
JBG SMITH Properties(a)	4,006	69,304
Kilroy Realty Corp.	6,021	206,581
Orion Properties, Inc.	10,807	23,019
Peakstone Realty Trust	2,657	35,099
Postal Realty Trust, Inc., Class A	2,588	38,121
SL Green Realty Corp.	4,144	256,514
Total Office REITs		1,897,755
Oil, Gas & Consumable Fuels — 12.7%
Antero Midstream Corp.	123,941	2,348,682
APA Corp.	29,521	539,939
Chevron Corp.	325,413	46,595,888
Chord Energy Corp.	3,153	305,368
Civitas Resources, Inc.	4,681	128,821
Coterra Energy, Inc.	68,529	1,739,266
Crescent Energy Co., Class A	5,992	51,531
EOG Resources, Inc.	67,792	8,108,601
Exxon Mobil Corp.	552,276	59,535,353
FutureFuel Corp.	2,729	10,589
Granite Ridge Resources, Inc.(a)	9,175	58,445
Kinder Morgan, Inc.	373,377	10,977,284
Kinetik Holdings, Inc.	4,548	200,339
Murphy Oil Corp.(a)	8,614	193,815
Northern Oil & Gas, Inc.	2,584	73,256
ONEOK, Inc.	85,296	6,962,713
Permian Resources Corp.	54,055	736,229
Phillips 66	57,237	6,828,374
Riley Exploration Permian, Inc.	1,215	31,869
VAALCO Energy, Inc.(a)	8,307	29,988
Vitesse Energy, Inc.(a)	2,685	59,312
Williams Cos., Inc.	163,174	10,248,959
Total Oil, Gas & Consumable Fuels		155,764,621
Personal Care Products — 0.7%
Kenvue, Inc.	383,657	8,029,941
Nu Skin Enterprises, Inc., Class A	26,362	210,632
Total Personal Care Products		8,240,573
Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	398,598	18,451,102
Johnson & Johnson	418,927	63,991,099
Merck & Co., Inc.	376,257	29,784,504
Organon & Co.(a)	152,938	1,480,440
Viatris, Inc.	348,315	3,110,453
Total Pharmaceuticals		116,817,598
Professional Services — 0.1%
ManpowerGroup, Inc.	27,788	1,122,635
Resources Connection, Inc.	18,906	101,525
Total Professional Services		1,224,160
Real Estate Management & Development — 0.0%
Kennedy-Wilson Holdings, Inc.	8,540	58,072
RMR Group, Inc., Class A	1,675	27,386
Total Real Estate Management & Development		85,458
Residential REITs — 0.6%
AvalonBay Communities, Inc.	7,613	1,549,246
BRT Apartments Corp.	1,594	24,930
Camden Property Trust	5,785	651,912
Centerspace	631	37,980
Elme Communities	5,626	89,453
Equity Residential	20,802	1,403,927
Essex Property Trust, Inc.	3,501	992,183
Independence Realty Trust, Inc.	11,028	195,085
Invitation Homes, Inc.	32,074	1,052,027
Mid-America Apartment Communities, Inc.	6,308	933,647
NexPoint Residential Trust, Inc.	1,858	61,909
UDR, Inc.	16,971	692,926
UMH Properties, Inc.(a)	4,106	68,940
Total Residential REITs		7,754,165
Retail REITs — 1.4%
Acadia Realty Trust	7,707	143,119
Agree Realty Corp.	5,297	386,999
Alexander's, Inc.	160	36,051
Brixmor Property Group, Inc.	18,896	492,052
CBL & Associates Properties, Inc.	1,956	49,663
Federal Realty Investment Trust	4,247	403,423
Getty Realty Corp.	2,969	82,063
Kimco Realty Corp.	35,944	755,543
Macerich Co.	11,734	189,856
NETSTREIT Corp.(a)	2,642	44,729
NNN REIT, Inc.	9,400	405,892
Phillips Edison & Co., Inc.	6,408	224,472
Realty Income Corp.	66,762	3,846,159
Regency Centers Corp.	9,672	688,937
Saul Centers, Inc.	1,372	46,840
Simon Property Group, Inc.	54,216	8,715,764
SITE Centers Corp.	2,790	31,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2025

Investments	Shares	Value
Tanger, Inc.(a)	6,591	$201,553
Urban Edge Properties	10,343	193,000
Whitestone REIT	4,976	62,100
Total Retail REITs		16,999,770
Semiconductors & Semiconductor Equipment — 0.3%
NVE Corp.	2,726	200,661
Skyworks Solutions, Inc.	45,209	3,368,975
Total Semiconductors & Semiconductor Equipment		3,569,636
Specialized REITs — 1.5%
American Tower Corp.	24,246	5,358,851
CubeSmart	12,459	529,507
EPR Properties	4,003	233,215
Extra Space Storage, Inc.	11,477	1,692,169
Four Corners Property Trust, Inc.	5,035	135,492
Gaming & Leisure Properties, Inc.	14,532	678,354
Gladstone Land Corp.(a)	69	702
Lamar Advertising Co., Class A(a)	4,924	597,577
National Storage Affiliates Trust	4,379	140,084
Outfront Media, Inc.	7,167	116,965
PotlatchDeltic Corp.	3,546	136,060
Public Storage	16,428	4,820,304
Rayonier, Inc.	7,032	155,970
Safehold, Inc.	3,229	50,243
VICI Properties, Inc.	113,480	3,699,448
Total Specialized REITs		18,344,941
Specialty Retail — 0.5%
Best Buy Co., Inc.	61,796	4,148,365
Buckle, Inc.	27,843	1,262,680
Designer Brands, Inc., Class A(a)	22,975	54,681
Haverty Furniture Cos., Inc.	10,555	214,794
Monro, Inc.	5,278	78,695
Upbound Group, Inc.	31,679	795,143
Total Specialty Retail		6,554,358
Technology Hardware, Storage & Peripherals — 0.4%
HP, Inc.	191,755	4,690,327
Textiles, Apparel & Luxury Goods — 0.1%
Carter's, Inc.	20,099	605,583
Movado Group, Inc.	8,684	132,431
Oxford Industries, Inc.	8,992	361,928
Superior Group of Cos., Inc.	8,618	88,765
Total Textiles, Apparel & Luxury Goods		1,188,707
Tobacco — 10.6%
Altria Group, Inc.	849,537	49,808,355
Philip Morris International, Inc.	440,140	80,162,698
Universal Corp.	14,172	825,377
Total Tobacco		130,796,430
Trading Companies & Distributors — 0.3%
Global Industrial Co.	21,359	576,907
Karat Packaging, Inc.	11,095	312,435
MSC Industrial Direct Co., Inc., Class A	32,891	2,796,393
Total Trading Companies & Distributors		3,685,735
Water Utilities — 0.1%
Essential Utilities, Inc.	15,283	567,611
Wireless Telecommunication Services — 0.0%
Spok Holdings, Inc.	11,061	195,559
Total United States		1,223,023,915
Puerto Rico — 0.2%
Banks — 0.2%
First BanCorp	94,651	1,971,580
TOTAL COMMON STOCKS (COST: $1,123,413,511)		1,224,995,495
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $2,408,591)	2,408,591	2,408,591
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.5%
United States — 0.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $5,827,521)	5,827,521	5,827,521
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $1,131,649,623)		1,233,231,607
Other Liabilities less Assets — (0.3)%		(3,230,826)
NET ASSETS — 100.0%		$1,230,000,781

(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $30,902,802 and the total market value of the collateral held by the Fund was $31,514,142. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,686,621.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree U.S. Total Dividend Fund^	$1,239,126	$—	$1,190,735	$(77,795)	$29,404	$–	$2,254

^	As of June 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,224,995,495	$–	$–	$1,224,995,495
Mutual Fund	–	2,408,591	–	2,408,591
Investment of Cash Collateral for Securities Loaned	–	5,827,521	–	5,827,521
Total Investments in Securities	$1,224,995,495	$8,236,112	$–	$1,233,231,607

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.9%
Aerospace & Defense — 2.2%
General Dynamics Corp.	43,462	$12,676,127
General Electric Co.	50,787	13,072,066
HEICO Corp., Class A	3,617	935,899
HEICO Corp.	2,257	740,296
Howmet Aerospace, Inc.	17,159	3,193,804
L3Harris Technologies, Inc.	27,587	6,919,923
Lockheed Martin Corp.	70,898	32,835,700
Northrop Grumman Corp.	19,150	9,574,617
RTX Corp.	222,261	32,454,551
Total Aerospace & Defense		112,402,983
Air Freight & Logistics — 0.2%
FedEx Corp.	37,411	8,503,894
Automobiles — 0.1%
General Motors Co.	78,714	3,873,516
Banks — 9.1%
Bank of America Corp.	1,432,553	67,788,408
Citigroup, Inc.	486,028	41,370,703
Citizens Financial Group, Inc.	123,047	5,506,353
Fifth Third Bancorp	165,306	6,799,036
First Citizens BancShares, Inc., Class A	593	1,160,187
Huntington Bancshares, Inc.	399,431	6,694,464
JPMorgan Chase & Co.	702,757	203,736,282
M&T Bank Corp.	32,912	6,384,599
PNC Financial Services Group, Inc.	97,865	18,243,993
Regions Financial Corp.	268,829	6,322,858
Truist Financial Corp.	479,379	20,608,503
U.S. Bancorp	475,133	21,499,768
Wells Fargo & Co.	602,484	48,271,018
Total Banks		454,386,172
Beverages — 3.2%
Brown-Forman Corp., Class B	47,792	1,286,083
Brown-Forman Corp., Class A	24,604	675,872
Coca-Cola Co.	1,067,976	75,559,302
Constellation Brands, Inc., Class A	35,910	5,841,839
Keurig Dr. Pepper, Inc.	296,260	9,794,355
PepsiCo, Inc.	524,106	69,202,956
Total Beverages		162,360,407
Biotechnology — 3.7%
AbbVie, Inc.	512,865	95,198,001
Amgen, Inc.	132,591	37,020,733
Gilead Sciences, Inc.	473,320	52,476,989
Regeneron Pharmaceuticals, Inc.	4,077	2,140,425
Total Biotechnology		186,836,148
Broadline Retail — 0.1%
eBay, Inc.	58,335	4,343,624
Building Products — 0.2%
Carlisle Cos., Inc.	4,485	1,674,699
Carrier Global Corp.	68,144	4,987,459
Lennox International, Inc.	2,620	1,501,889
Total Building Products		8,164,047
Capital Markets — 5.9%
Ameriprise Financial, Inc.	12,357	6,595,302
Ares Management Corp., Class A	32,322	5,598,170
Bank of New York Mellon Corp.	134,341	12,239,809
Blackrock, Inc.	34,199	35,883,301
Blackstone, Inc.	107,286	16,047,840
Cboe Global Markets, Inc.	13,169	3,071,142
Charles Schwab Corp.	171,989	15,692,276
CME Group, Inc.	131,701	36,299,430
Goldman Sachs Group, Inc.	50,673	35,863,816
Interactive Brokers Group, Inc., Class A	22,673	1,256,311
Intercontinental Exchange, Inc.	76,279	13,994,908
KKR & Co., Inc.	41,512	5,522,341
LPL Financial Holdings, Inc.	3,235	1,213,028
Moody's Corp.	14,553	7,299,639
Morgan Stanley	375,041	52,828,275
MSCI, Inc.	6,124	3,531,956
Nasdaq, Inc.	51,484	4,603,699
Northern Trust Corp.	65,357	8,286,614
Raymond James Financial, Inc.	16,222	2,487,968
S&P Global, Inc.	26,044	13,732,741
State Street Corp.	73,901	7,858,632
T Rowe Price Group, Inc.	70,643	6,817,050
Tradeweb Markets, Inc., Class A	5,392	789,389
Total Capital Markets		297,513,637
Chemicals — 0.8%
Air Products & Chemicals, Inc.	36,987	10,432,553
Corteva, Inc.	55,295	4,121,137
DuPont de Nemours, Inc.	57,185	3,922,319
Ecolab, Inc.	29,687	7,998,866
International Flavors & Fragrances, Inc.	32,804	2,412,734
PPG Industries, Inc.	57,043	6,488,641
Sherwin-Williams Co.	20,806	7,143,948
Total Chemicals		42,520,198
Commercial Services & Supplies — 0.6%
Cintas Corp.	32,050	7,142,983
Republic Services, Inc.	25,318	6,243,672
Rollins, Inc.	68,572	3,868,832
Veralto Corp.	10,266	1,036,353
Waste Management, Inc.	40,923	9,364,001
Total Commercial Services & Supplies		27,655,841
Communications Equipment — 1.3%
Cisco Systems, Inc.	824,435	57,199,300
Motorola Solutions, Inc.	16,451	6,916,988
Ubiquiti, Inc.	4,449	1,831,431
Total Communications Equipment		65,947,719
Construction & Engineering — 0.1%
EMCOR Group, Inc.	1,871	1,000,779
Quanta Services, Inc.	6,167	2,331,620
Total Construction & Engineering		3,332,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2025

Investments	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	2,483	$1,363,068
Vulcan Materials Co.	5,965	1,555,791
Total Construction Materials		2,918,859
Consumer Finance — 0.7%
American Express Co.	52,067	16,608,332
Capital One Financial Corp.	70,390	14,976,176
Synchrony Financial	41,679	2,781,657
Total Consumer Finance		34,366,165
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	23,696	23,457,618
Kroger Co.	113,222	8,121,414
Sysco Corp.	142,887	10,822,262
Target Corp.	125,888	12,418,851
Walmart, Inc.	830,821	81,237,677
Total Consumer Staples Distribution & Retail		136,057,822
Containers & Packaging — 0.1%
International Paper Co.	88,096	4,125,536
Packaging Corp. of America	13,629	2,568,385
Total Containers & Packaging		6,693,921
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	2,733,889	79,118,748
Electric Utilities — 3.9%
American Electric Power Co., Inc.	208,033	21,585,504
Constellation Energy Corp.	12,852	4,148,112
Duke Energy Corp.	300,560	35,466,080
Edison International	150,081	7,744,180
Entergy Corp.	104,326	8,671,577
Eversource Energy	130,158	8,280,652
Exelon Corp.	308,481	13,394,245
FirstEnergy Corp.	180,353	7,261,012
NextEra Energy, Inc.	435,492	30,231,855
NRG Energy, Inc.	36,109	5,798,383
PG&E Corp.	93,543	1,303,989
PPL Corp.	169,235	5,735,374
Southern Co.	422,564	38,804,052
Xcel Energy, Inc.	134,072	9,130,303
Total Electric Utilities		197,555,318
Electrical Equipment — 0.5%
AMETEK, Inc.	9,786	1,770,875
Emerson Electric Co.	69,852	9,313,367
GE Vernova, Inc.	6,154	3,256,389
Hubbell, Inc.	4,165	1,701,028
Rockwell Automation, Inc.	15,338	5,094,823
Vertiv Holdings Co., Class A	14,722	1,890,452
Total Electrical Equipment		23,026,934
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A	79,320	7,832,850
CDW Corp.	13,308	2,376,676
Corning, Inc.	150,510	7,915,321
Ralliant Corp.*	50	2,441
Total Electronic Equipment, Instruments & Components		18,127,288
Energy Equipment & Services — 0.2%
Baker Hughes Co.	147,022	5,636,823
Halliburton Co.	143,476	2,924,041
Total Energy Equipment & Services		8,560,864
Entertainment — 0.3%
Electronic Arts, Inc.	11,942	1,907,137
Walt Disney Co.	90,395	11,209,884
Total Entertainment		13,117,021
Financial Services — 2.0%
Apollo Global Management, Inc.	47,157	6,690,164
Fidelity National Information Services, Inc.	108,278	8,814,912
Global Payments, Inc.	15,307	1,225,172
Mastercard, Inc., Class A	55,592	31,239,368
Visa, Inc., Class A	150,660	53,491,833
Total Financial Services		101,461,449
Food Products — 1.3%
Archer-Daniels-Midland Co.	140,448	7,412,846
General Mills, Inc.	156,695	8,118,368
Hershey Co.(a)	34,374	5,704,365
Kellanova	72,261	5,746,917
McCormick & Co., Inc., Non-Voting Shares	42,494	3,221,895
Mondelez International, Inc., Class A	458,836	30,943,900
Tyson Foods, Inc., Class A	68,286	3,819,919
Total Food Products		64,968,210
Gas Utilities — 0.1%
Atmos Energy Corp.(a)	42,675	6,576,644
Ground Transportation — 0.9%
CSX Corp.	203,483	6,639,650
JB Hunt Transport Services, Inc.	6,058	869,929
Norfolk Southern Corp.	35,558	9,101,781
Old Dominion Freight Line, Inc.	9,186	1,490,888
Union Pacific Corp.	109,698	25,239,316
Total Ground Transportation		43,341,564
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	256,910	34,942,329
Becton Dickinson & Co.	42,070	7,246,557
GE HealthCare Technologies, Inc.	19,169	1,419,848
ResMed, Inc.	8,867	2,287,686
Stryker Corp.	36,171	14,310,333
Zimmer Biomet Holdings, Inc.	11,501	1,049,006
Total Health Care Equipment & Supplies		61,255,759
Health Care Providers & Services — 1.2%
Cardinal Health, Inc.	28,996	4,871,328
Cencora, Inc.	12,724	3,815,291
Cigna Group	36,313	12,004,351
HCA Healthcare, Inc.	15,399	5,899,357
Labcorp Holdings, Inc.	6,864	1,801,869
McKesson Corp.	5,420	3,971,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2025

Investments	Shares	Value
UnitedHealth Group, Inc.	95,487	$29,789,079
Total Health Care Providers & Services		62,152,943
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc.	65,795	4,778,691
Ventas, Inc.	88,080	5,562,252
Welltower, Inc.	141,652	21,776,162
Total Health Care REITs		32,117,105
Hotels, Restaurants & Leisure — 1.6%
Booking Holdings, Inc.	2,567	14,860,979
Darden Restaurants, Inc.	28,600	6,233,942
Expedia Group, Inc.	7,417	1,251,100
Hilton Worldwide Holdings, Inc.	10,411	2,772,866
Las Vegas Sands Corp.	80,474	3,501,424
Marriott International, Inc., Class A	18,440	5,037,992
McDonald's Corp.	131,629	38,458,045
Yum! Brands, Inc.	60,247	8,927,400
Total Hotels, Restaurants & Leisure		81,043,748
Household Durables — 0.0%
Lennar Corp., Class B	1,597	168,084
PulteGroup, Inc.	9,497	1,001,554
Total Household Durables		1,169,638
Household Products — 2.2%
Church & Dwight Co., Inc.	17,446	1,676,735
Clorox Co.	41,661	5,002,236
Colgate-Palmolive Co.	203,225	18,473,152
Kimberly-Clark Corp.	130,117	16,774,684
Procter & Gamble Co.	428,140	68,211,265
Total Household Products		110,138,072
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	13,010	2,521,468
Industrial Conglomerates — 0.8%
3M Co.	95,145	14,484,875
Honeywell International, Inc.	100,313	23,360,891
Total Industrial Conglomerates		37,845,766
Industrial REITs — 0.5%
Prologis, Inc.	239,983	25,227,013
Insurance — 2.3%
Aflac, Inc.	80,006	8,437,433
Allstate Corp.	54,153	10,901,540
American International Group, Inc.	104,611	8,953,656
Arthur J Gallagher & Co.	12,534	4,012,384
Brown & Brown, Inc.	15,119	1,676,244
Cincinnati Financial Corp.	36,875	5,491,425
Erie Indemnity Co., Class A	5,798	2,010,688
Hartford Insurance Group, Inc.	57,540	7,300,100
Marsh & McLennan Cos., Inc.	80,367	17,571,441
MetLife, Inc.	142,095	11,427,280
Principal Financial Group, Inc.	60,507	4,806,071
Progressive Corp.	24,804	6,619,195
Prudential Financial, Inc.	115,842	12,446,065
Travelers Cos., Inc.	42,158	11,278,951
WR Berkley Corp.	19,305	1,418,338
Total Insurance		114,350,811
Interactive Media & Services — 2.8%
Alphabet, Inc., Class A	230,516	40,623,835
Alphabet, Inc., Class C	218,736	38,801,579
Meta Platforms, Inc., Class A	82,645	60,999,448
Total Interactive Media & Services		140,424,862
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A	54,579	4,258,799
International Business Machines Corp.	196,689	57,979,984
VeriSign, Inc.	11,050	3,191,240
Total IT Services		65,430,023
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	14,375	1,696,394
Danaher Corp.	30,099	5,945,756
Thermo Fisher Scientific, Inc.	15,901	6,447,219
West Pharmaceutical Services, Inc.	3,031	663,183
Total Life Sciences Tools & Services		14,752,552
Machinery — 2.1%
Caterpillar, Inc.	80,636	31,303,702
Cummins, Inc.	20,482	6,707,855
Deere & Co.	27,222	13,842,115
Dover Corp.	15,646	2,866,817
Fortive Corp.	13,891	724,138
Illinois Tool Works, Inc.	76,714	18,967,536
Ingersoll Rand, Inc.	16,603	1,381,038
Otis Worldwide Corp.	70,771	7,007,744
PACCAR, Inc.	41,192	3,915,712
Parker-Hannifin Corp.	14,183	9,906,400
Snap-on, Inc.	9,175	2,855,076
Westinghouse Air Brake Technologies Corp.	7,064	1,478,848
Xylem, Inc.	19,459	2,517,216
Total Machinery		103,474,197
Media — 0.7%
Comcast Corp., Class A	882,175	31,484,826
Fox Corp., Class B	26,991	1,393,545
Fox Corp., Class A	24,213	1,356,897
Omnicom Group, Inc.	39,293	2,826,738
Total Media		37,062,006
Metals & Mining — 0.0%
Steel Dynamics, Inc.	12,805	1,639,168
Multi-Utilities — 1.8%
Ameren Corp.	58,303	5,599,420
CenterPoint Energy, Inc.	126,217	4,637,213
CMS Energy Corp.	103,652	7,181,011
Consolidated Edison, Inc.	135,726	13,620,104
Dominion Energy, Inc.	316,121	17,867,159
DTE Energy Co.	52,470	6,950,176
Public Service Enterprise Group, Inc.	147,535	12,419,496
Sempra	131,715	9,980,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2025

Investments	Shares	Value
WEC Energy Group, Inc.	122,315	$12,745,223
Total Multi-Utilities		90,999,847
Oil, Gas & Consumable Fuels — 7.4%
Cheniere Energy, Inc.	14,468	3,523,247
Chevron Corp.(a)	580,101	83,064,662
ConocoPhillips	303,743	27,257,897
Coterra Energy, Inc.	173,568	4,405,156
EOG Resources, Inc.	126,075	15,079,831
Expand Energy Corp.	37,495	4,384,665
Exxon Mobil Corp.	1,181,551	127,371,198
Hess Corp.	31,288	4,334,640
Kinder Morgan, Inc.	701,836	20,633,978
Marathon Petroleum Corp.	62,592	10,397,157
Occidental Petroleum Corp.	122,720	5,155,467
ONEOK, Inc.(a)	164,586	13,435,155
Phillips 66	113,685	13,562,621
Targa Resources Corp.	38,190	6,648,115
Texas Pacific Land Corp.	1,063	1,122,943
Valero Energy Corp.	78,365	10,533,823
Venture Global, Inc., Class A(a)	14,745	229,727
Williams Cos., Inc.	314,982	19,784,020
Total Oil, Gas & Consumable Fuels		370,924,302
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	45,122	2,219,100
Personal Care Products — 0.2%
Kenvue, Inc.	525,850	11,006,041
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	638,880	29,573,755
Eli Lilly & Co.	46,145	35,971,412
Johnson & Johnson	922,025	140,839,319
Merck & Co., Inc.	631,181	49,964,288
Zoetis, Inc.	33,185	5,175,201
Total Pharmaceuticals		261,523,975
Professional Services — 1.2%
Automatic Data Processing, Inc.	96,519	29,766,460
Booz Allen Hamilton Holding Corp.	12,495	1,301,104
Broadridge Financial Solutions, Inc.	19,402	4,715,268
Equifax, Inc.	5,031	1,304,890
Leidos Holdings, Inc.	8,459	1,334,492
Paychex, Inc.	112,713	16,395,233
TransUnion	7,581	667,128
Verisk Analytics, Inc.	7,768	2,419,732
Total Professional Services		57,904,307
Residential REITs — 0.7%
AvalonBay Communities, Inc.	48,809	9,932,631
Equity Residential	148,592	10,028,474
Essex Property Trust, Inc.	23,802	6,745,487
Invitation Homes, Inc.	152,031	4,986,617
Mid-America Apartment Communities, Inc.	31,669	4,687,329
Total Residential REITs		36,380,538
Retail REITs — 0.8%
Realty Income Corp.	328,500	18,924,885
Simon Property Group, Inc.	124,083	19,947,583
Total Retail REITs		38,872,468
Semiconductors & Semiconductor Equipment — 4.9%
Applied Materials, Inc.	54,304	9,941,433
KLA Corp.	10,042	8,995,021
Lam Research Corp.	112,666	10,966,908
Monolithic Power Systems, Inc.	2,787	2,038,356
NVIDIA Corp.	926,730	146,414,073
Qualcomm, Inc.	174,957	27,863,652
Texas Instruments, Inc.	192,337	39,933,008
Total Semiconductors & Semiconductor Equipment		246,152,451
Software — 5.6%
Intuit, Inc.	13,294	10,470,753
Microsoft Corp.	433,738	215,745,618
Oracle Corp.	184,082	40,245,848
Roper Technologies, Inc.	4,214	2,388,664
Salesforce, Inc.	36,494	9,951,549
Total Software		278,802,432
Specialized REITs — 2.0%
American Tower Corp.	112,780	24,926,635
Digital Realty Trust, Inc.	62,669	10,925,087
Equinix, Inc.	12,604	10,026,104
Extra Space Storage, Inc.	62,619	9,232,545
Iron Mountain, Inc.	53,482	5,485,649
Public Storage	67,952	19,938,476
SBA Communications Corp.	13,923	3,269,677
VICI Properties, Inc.	401,777	13,097,930
Weyerhaeuser Co.	138,685	3,562,818
Total Specialized REITs		100,464,921
Specialty Retail — 2.2%
Best Buy Co., Inc.	74,473	4,999,373
Home Depot, Inc.	163,853	60,075,064
Lowe's Cos., Inc.	75,138	16,670,868
Ross Stores, Inc.	22,866	2,917,244
TJX Cos., Inc.	155,451	19,196,644
Tractor Supply Co.	60,780	3,207,361
Williams-Sonoma, Inc.	10,674	1,743,811
Total Specialty Retail		108,810,365
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	727,685	149,299,132
HP, Inc.	238,860	5,842,516
NetApp, Inc.	24,348	2,594,279
Western Digital Corp.	18,597	1,190,022
Total Technology Hardware, Storage & Peripherals		158,925,949
Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	187,006	13,284,906
Tobacco — 2.9%
Altria Group, Inc.	653,656	38,323,851
Philip Morris International, Inc.	594,777	108,326,735
Total Tobacco		146,650,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2025

Investments	Shares	Value
Trading Companies & Distributors — 0.4%
Fastenal Co.	161,927	$6,800,934
Ferguson Enterprises, Inc.	21,883	4,765,023
United Rentals, Inc.	3,799	2,862,167
Watsco, Inc.	4,891	2,159,963
WW Grainger, Inc.	3,740	3,890,498
Total Trading Companies & Distributors		20,478,585
Water Utilities — 0.1%
American Water Works Co., Inc.	34,012	4,731,409
Wireless Telecommunication Services — 1.0%
T-Mobile U.S., Inc.	200,174	47,693,457
TOTAL COMMON STOCKS (COST: $3,773,626,249)		5,000,162,162
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $238,135)	238,135	238,135
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $3,773,864,384)		5,000,400,297
Other Assets less Liabilities — 0.1%		6,885,554
NET ASSETS — 100.0%		$5,007,285,851

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $66,962,265 and the total market value of the collateral held by the Fund was $68,483,961. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $68,245,826.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree U.S. Total Dividend Fund^	$2,242,015	$5,333,720	$7,682,904	$271,002	$(163,833)	$–	$27,291

^	As of June 30, 2025, the Fund did not hold a position in this affiliate.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$5,000,162,162	$–	$–	$5,000,162,162
Investment of Cash Collateral for Securities Loaned	–	238,135	–	238,135
Total Investments in Securities	$5,000,162,162	$238,135	$–	$5,000,400,297

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 100.0%
United States — 99.1%
Aerospace & Defense — 1.6%
Axon Enterprise, Inc.*	572	$473,582
Curtiss-Wright Corp.	85	41,527
General Dynamics Corp.	6,428	1,874,790
General Electric Co.	11,359	2,923,693
HEICO Corp.	964	316,192
Howmet Aerospace, Inc.	4,193	780,443
L3Harris Technologies, Inc.	4,653	1,167,158
Lockheed Martin Corp.	6,483	3,002,537
Northrop Grumman Corp.	3,800	1,899,924
RTX Corp.	31,380	4,582,108
Textron, Inc.	5,216	418,793
TransDigm Group, Inc.	644	979,292
Total Aerospace & Defense		18,460,039
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc.	2,420	276,485
FedEx Corp.	7,162	1,627,994
United Parcel Service, Inc., Class B	24,088	2,431,443
Total Air Freight & Logistics		4,335,922
Automobiles — 1.0%
General Motors Co.	76,274	3,753,444
Tesla, Inc.*	22,878	7,267,425
Total Automobiles		11,020,869
Banks — 5.8%
Bank of America Corp.	244,119	11,551,711
Citigroup, Inc.	47,436	4,037,752
Citizens Financial Group, Inc.	11,274	504,512
East West Bancorp, Inc.	3,304	333,638
Fifth Third Bancorp	22,002	904,942
First Citizens BancShares, Inc., Class A	591	1,156,274
Huntington Bancshares, Inc.	42,644	714,714
JPMorgan Chase & Co.	109,873	31,853,281
M&T Bank Corp.	5,340	1,035,907
PNC Financial Services Group, Inc.	10,489	1,955,359
Regions Financial Corp.	31,487	740,574
U.S. Bancorp	41,924	1,897,061
Wells Fargo & Co.	118,484	9,492,938
Total Banks		66,178,663
Beverages — 1.3%
Coca-Cola Co.	98,709	6,983,662
Constellation Brands, Inc., Class A	4,698	764,271
Keurig Dr. Pepper, Inc.	36,751	1,214,988
Monster Beverage Corp.*	13,157	824,154
PepsiCo, Inc.	34,947	4,614,402
Total Beverages		14,401,477
Biotechnology — 2.0%
AbbVie, Inc.	54,730	10,158,983
Alnylam Pharmaceuticals, Inc.*	858	279,785
Amgen, Inc.	18,856	5,264,784
Biogen, Inc.*	6,184	776,649
Gilead Sciences, Inc.	30,437	3,374,550
Incyte Corp.*	1,595	108,619
Natera, Inc.*	819	138,362
Regeneron Pharmaceuticals, Inc.	3,388	1,778,700
United Therapeutics Corp.*	1,101	316,372
Vertex Pharmaceuticals, Inc.*	2,097	933,584
Total Biotechnology		23,130,388
Broadline Retail — 5.6%
Amazon.com, Inc.*	287,876	63,157,116
eBay, Inc.	17,591	1,309,826
Total Broadline Retail		64,466,942
Building Products — 0.5%
Builders FirstSource, Inc.*	3,824	446,222
Carlisle Cos., Inc.	871	325,231
Carrier Global Corp.	15,582	1,140,447
Johnson Controls International PLC	13,295	1,404,218
Lennox International, Inc.	295	169,106
Masco Corp.	4,301	276,812
Owens Corning	2,944	404,859
Trane Technologies PLC	2,536	1,109,272
Total Building Products		5,276,167
Capital Markets — 3.6%
Ameriprise Financial, Inc.	2,955	1,577,172
Ares Management Corp., Class A	1,363	236,072
Bank of New York Mellon Corp.	20,741	1,889,713
Blackrock, Inc.	2,981	3,127,814
Blackstone, Inc.	7,706	1,152,663
Blue Owl Capital, Inc.	6,668	128,092
Carlyle Group, Inc.	10,219	525,257
Cboe Global Markets, Inc.	1,617	377,101
Charles Schwab Corp.	32,303	2,947,326
CME Group, Inc.	7,059	1,945,602
Coinbase Global, Inc., Class A*(a)	2,056	720,607
FactSet Research Systems, Inc.	419	187,410
Goldman Sachs Group, Inc.	9,416	6,664,174
Interactive Brokers Group, Inc., Class A	4,120	228,289
Intercontinental Exchange, Inc.	10,143	1,860,936
Jefferies Financial Group, Inc.	1,585	86,684
KKR & Co., Inc.	12,616	1,678,306
LPL Financial Holdings, Inc.	1,571	589,078
Moody's Corp.	2,000	1,003,180
Morgan Stanley	41,560	5,854,142
Morningstar, Inc.	337	105,794
MSCI, Inc.	747	430,825
Nasdaq, Inc.	8,289	741,202
Northern Trust Corp.	5,383	682,511
Raymond James Financial, Inc.	6,014	922,367
Robinhood Markets, Inc., Class A*	5,471	512,250
S&P Global, Inc.	4,329	2,282,638
State Street Corp.	11,622	1,235,883
T Rowe Price Group, Inc.(a)	7,790	751,735
Tradeweb Markets, Inc., Class A	1,192	174,509
Total Capital Markets		40,619,332
Chemicals — 1.0%
Air Products & Chemicals, Inc.	3,939	1,111,034

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

Investments	Shares	Value
CF Industries Holdings, Inc.	5,125	$471,500
Corteva, Inc.	12,644	942,357
DuPont de Nemours, Inc.	8,213	563,330
Ecolab, Inc.	3,009	810,745
International Flavors & Fragrances, Inc.	4,585	337,227
Linde PLC	7,913	3,712,621
LyondellBasell Industries NV, Class A	15,385	890,176
PPG Industries, Inc.	7,456	848,120
RPM International, Inc.	1,844	202,545
Sherwin-Williams Co.	3,446	1,183,219
Total Chemicals		11,072,874
Commercial Services & Supplies — 0.4%
Cintas Corp.	3,833	854,261
Clean Harbors, Inc.*	247	57,101
Copart, Inc.*	10,235	502,231
Republic Services, Inc.	4,170	1,028,364
Rollins, Inc.	4,360	245,991
Veralto Corp.	2,850	287,708
Waste Connections, Inc.	2,242	418,626
Waste Management, Inc.	5,972	1,366,513
Total Commercial Services & Supplies		4,760,795
Communications Equipment — 1.1%
Arista Networks, Inc.*	14,834	1,517,667
Cisco Systems, Inc.	126,024	8,743,545
F5, Inc.*	2,486	731,679
Motorola Solutions, Inc.	2,910	1,223,539
Ubiquiti, Inc.(a)	1,057	435,114
Total Communications Equipment		12,651,544
Construction & Engineering — 0.1%
AECOM	2,068	233,395
Comfort Systems USA, Inc.	223	119,575
EMCOR Group, Inc.	523	279,747
Quanta Services, Inc.	1,688	638,199
Total Construction & Engineering		1,270,916
Construction Materials — 0.2%
CRH PLC	16,539	1,518,280
Martin Marietta Materials, Inc.	759	416,661
Vulcan Materials Co.	1,423	371,147
Total Construction Materials		2,306,088
Consumer Finance — 0.4%
American Express Co.	6,168	1,967,469
Capital One Financial Corp.	5,723	1,217,626
SoFi Technologies, Inc.*(a)	7,244	131,913
Synchrony Financial	16,849	1,124,502
Total Consumer Finance		4,441,510
Consumer Staples Distribution & Retail — 1.7%
Casey's General Stores, Inc.	311	158,694
Costco Wholesale Corp.	3,857	3,818,199
Kroger Co.	26,355	1,890,444
Performance Food Group Co.*	2,271	198,644
Sprouts Farmers Market, Inc.*	447	73,594
Sysco Corp.	11,712	887,067
Target Corp.	16,573	1,634,927
U.S. Foods Holding Corp.*	3,244	249,820
Walmart, Inc.	107,080	10,470,282
Total Consumer Staples Distribution & Retail		19,381,671
Containers & Packaging — 0.1%
Amcor PLC	35,750	328,542
Avery Dennison Corp.	1,026	180,032
Ball Corp.	6,984	391,733
International Paper Co.	3,867	181,092
Packaging Corp. of America	1,569	295,678
Total Containers & Packaging		1,377,077
Distributors — 0.0%
Pool Corp.(a)	431	125,628
Diversified Telecommunication Services — 1.6%
AT&T, Inc.	318,454	9,216,059
Verizon Communications, Inc.	205,505	8,892,201
Total Diversified Telecommunication Services		18,108,260
Electric Utilities — 1.7%
Alliant Energy Corp.	4,908	296,787
American Electric Power Co., Inc.	14,499	1,504,416
Constellation Energy Corp.	4,650	1,500,834
Duke Energy Corp.	18,954	2,236,572
Edison International	10,690	551,604
Entergy Corp.	8,915	741,015
Evergy, Inc.(a)	5,057	348,579
Eversource Energy	9,456	601,591
Exelon Corp.	32,895	1,428,301
FirstEnergy Corp.	16,056	646,415
NextEra Energy, Inc.	45,702	3,172,633
NRG Energy, Inc.	8,936	1,434,943
PG&E Corp.	75,974	1,059,077
PPL Corp.(a)	14,487	490,964
Southern Co.(a)	26,457	2,429,546
Xcel Energy, Inc.	12,516	852,340
Total Electric Utilities		19,295,617
Electrical Equipment — 0.5%
AMETEK, Inc.	3,448	623,950
Eaton Corp. PLC	4,957	1,769,599
Emerson Electric Co.	11,387	1,518,229
GE Vernova, Inc.	2,135	1,129,735
Hubbell, Inc.	668	272,818
Rockwell Automation, Inc.	1,542	512,206
Vertiv Holdings Co., Class A	3,014	387,028
Total Electrical Equipment		6,213,565
Electronic Equipment, Instruments & Components — 0.8%
Amphenol Corp., Class A	19,329	1,908,739
CDW Corp.	5,160	921,524
Coherent Corp.*	3,004	267,987
Corning, Inc.	20,787	1,093,188
Flex Ltd.*	17,756	886,380
Jabil, Inc.	5,378	1,172,942
Keysight Technologies, Inc.*	4,408	722,295

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

Investments	Shares	Value
Ralliant Corp.*	2,264	$109,765
Teledyne Technologies, Inc.*	1,478	757,194
Trimble, Inc.*	6,494	493,414
Zebra Technologies Corp., Class A*	1,188	366,332
Total Electronic Equipment, Instruments & Components		8,699,760
Energy Equipment & Services — 0.3%
Baker Hughes Co.	22,508	862,957
Halliburton Co.	40,921	833,970
Schlumberger NV	56,902	1,923,287
Total Energy Equipment & Services		3,620,214
Entertainment — 1.0%
Electronic Arts, Inc.	2,264	361,561
Liberty Media Corp.-Liberty Formula One, Class C*	1,549	161,871
Live Nation Entertainment, Inc.*(a)	1,993	301,501
Netflix, Inc.*	4,501	6,027,424
Take-Two Interactive Software, Inc.*	1,319	320,319
Walt Disney Co.	31,341	3,886,597
Total Entertainment		11,059,273
Financial Services — 4.5%
Apollo Global Management, Inc.(a)	11,719	1,662,574
Berkshire Hathaway, Inc., Class B*	44,880	21,801,358
Block, Inc.*	9,288	630,934
Corpay, Inc.*	1,588	526,930
Equitable Holdings, Inc.	17,962	1,007,668
Fidelity National Information Services, Inc.	15,337	1,248,585
Fiserv, Inc.*	11,587	1,997,715
Global Payments, Inc.	12,137	971,445
Mastercard, Inc., Class A	12,405	6,970,866
PayPal Holdings, Inc.*	29,259	2,174,529
Toast, Inc., Class A*	3,733	165,335
Visa, Inc., Class A(a)	33,157	11,772,393
Total Financial Services		50,930,332
Food Products — 0.8%
Archer-Daniels-Midland Co.	21,673	1,143,901
Campbell Soup Co.	8,001	245,231
General Mills, Inc.	18,436	955,169
Hershey Co.	4,592	762,042
Hormel Foods Corp.	7,181	217,225
Kellanova	7,037	559,653
Kraft Heinz Co.	59,063	1,525,007
McCormick & Co., Inc., Non-Voting Shares	3,681	279,093
Mondelez International, Inc., Class A	39,318	2,651,606
Tyson Foods, Inc., Class A	6,398	357,904
Total Food Products		8,696,831
Gas Utilities — 0.0%
Atmos Energy Corp.(a)	2,800	431,508
Ground Transportation — 0.8%
CSX Corp.	48,924	1,596,390
JB Hunt Transport Services, Inc.	1,100	157,960
Norfolk Southern Corp.	4,471	1,144,442
Old Dominion Freight Line, Inc.	2,432	394,713
Saia, Inc.*	236	64,662
Uber Technologies, Inc.*	29,774	2,777,914
Union Pacific Corp.	14,265	3,282,091
XPO, Inc.*(a)	854	107,852
Total Ground Transportation		9,526,024
Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	34,548	4,698,874
Align Technology, Inc.*	1,087	205,802
Baxter International, Inc.	18,590	562,905
Becton Dickinson & Co.	8,450	1,455,513
Boston Scientific Corp.*	19,295	2,072,476
Cooper Cos., Inc.*	2,393	170,286
Dexcom, Inc.*	2,998	261,695
Edwards Lifesciences Corp.*	9,608	751,442
GE HealthCare Technologies, Inc.	10,489	776,920
Hologic, Inc.*	4,698	306,122
IDEXX Laboratories, Inc.*	863	462,861
Insulet Corp.*	589	185,052
Intuitive Surgical, Inc.*	2,593	1,409,062
Medtronic PLC	40,784	3,555,141
ResMed, Inc.	2,025	522,450
STERIS PLC	1,560	374,743
Stryker Corp.	5,554	2,197,329
Zimmer Biomet Holdings, Inc.	6,711	612,110
Total Health Care Equipment & Supplies		20,580,783
Health Care Providers & Services — 1.8%
Cardinal Health, Inc.	6,612	1,110,816
Cencora, Inc.	5,123	1,536,132
Cigna Group	11,781	3,894,563
DaVita, Inc.*(a)	1,741	248,005
HCA Healthcare, Inc.	8,641	3,310,367
Labcorp Holdings, Inc.	2,111	554,159
McKesson Corp.	3,004	2,201,271
Molina Healthcare, Inc.*	1,721	512,686
Quest Diagnostics, Inc.	2,629	472,247
UnitedHealth Group, Inc.	20,900	6,520,173
Total Health Care Providers & Services		20,360,419
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	1,023	74,300
Healthpeak Properties, Inc.	6,092	106,671
Welltower, Inc.	4,401	676,566
Total Health Care REITs		857,537
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A*	1,634	470,559
Hotels, Restaurants & Leisure — 1.5%
Airbnb, Inc., Class A*	6,076	804,098
Booking Holdings, Inc.	594	3,438,809
Carnival Corp.*	26,487	744,814
Cava Group, Inc.*(a)	683	57,529
Chipotle Mexican Grill, Inc.*	11,259	632,193
Darden Restaurants, Inc.	2,518	548,849
Domino's Pizza, Inc.	445	200,517
DoorDash, Inc., Class A*	3,092	762,209
Expedia Group, Inc.	3,683	621,248

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

Investments	Shares	Value
Hilton Worldwide Holdings, Inc.	3,445	$917,541
Las Vegas Sands Corp.	14,938	649,952
Marriott International, Inc., Class A	4,757	1,299,660
McDonald's Corp.	14,669	4,285,842
Royal Caribbean Cruises Ltd.	5,778	1,809,323
Texas Roadhouse, Inc.	373	69,904
Yum! Brands, Inc.	4,632	686,370
Total Hotels, Restaurants & Leisure		17,528,858
Household Durables — 0.2%
Garmin Ltd.	2,727	569,180
NVR, Inc.*	84	620,395
PulteGroup, Inc.	10,109	1,066,095
Toll Brothers, Inc.	4,207	480,145
Total Household Durables		2,735,815
Household Products — 0.9%
Church & Dwight Co., Inc.	2,735	262,861
Clorox Co.	2,133	256,109
Colgate-Palmolive Co.	14,144	1,285,690
Kimberly-Clark Corp.	8,398	1,082,670
Procter & Gamble Co.	47,488	7,565,788
Total Household Products		10,453,118
Independent Power & Renewable Electricity Producers — 0.0%
Vistra Corp.	2,261	438,204
Industrial Conglomerates — 0.5%
3M Co.	16,484	2,509,524
Honeywell International, Inc.	13,935	3,245,183
Total Industrial Conglomerates		5,754,707
Industrial REITs — 0.1%
Prologis, Inc.	13,258	1,393,681
Insurance — 3.3%
Aflac, Inc.	18,608	1,962,400
Allstate Corp.	10,121	2,037,458
American International Group, Inc.	26,127	2,236,210
Aon PLC, Class A	4,034	1,439,170
Arch Capital Group Ltd.	17,856	1,625,789
Arthur J Gallagher & Co.	3,186	1,019,902
Brown & Brown, Inc.	3,863	428,291
Chubb Ltd.	17,851	5,171,792
Cincinnati Financial Corp.	2,641	393,298
CNA Financial Corp.	11,537	536,817
Erie Indemnity Co., Class A	467	161,951
Everest Group Ltd.	2,935	997,460
Fidelity National Financial, Inc.	7,693	431,269
Hartford Insurance Group, Inc.	12,186	1,546,038
Loews Corp.	8,313	761,969
Markel Group, Inc.*	293	585,226
Marsh & McLennan Cos., Inc.	9,224	2,016,735
MetLife, Inc.	33,538	2,697,126
Principal Financial Group, Inc.	8,000	635,440
Progressive Corp.	15,245	4,068,281
Prudential Financial, Inc.	17,342	1,863,224
Reinsurance Group of America, Inc.	2,391	474,279
Travelers Cos., Inc.	8,240	2,204,530
Unum Group	8,153	658,436
Willis Towers Watson PLC	2,198	673,687
WR Berkley Corp.	10,460	768,496
Total Insurance		37,395,274
Interactive Media & Services — 10.0%
Alphabet, Inc., Class A	358,994	63,265,513
Meta Platforms, Inc., Class A	68,228	50,358,404
Pinterest, Inc., Class A*	3,158	113,246
Reddit, Inc., Class A*	408	61,433
Total Interactive Media & Services		113,798,596
IT Services — 1.0%
Cloudflare, Inc., Class A*	3,057	598,652
Cognizant Technology Solutions Corp., Class A	16,145	1,259,794
EPAM Systems, Inc.*	1,919	339,318
Gartner, Inc.*	1,284	519,018
GoDaddy, Inc., Class A*	5,230	941,714
International Business Machines Corp.	21,969	6,476,022
MongoDB, Inc.*	940	197,391
Twilio, Inc., Class A*	4,704	584,989
VeriSign, Inc.	3,690	1,065,672
Total IT Services		11,982,570
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	4,793	565,622
Danaher Corp.	11,123	2,197,237
Illumina, Inc.*	1,221	116,496
IQVIA Holdings, Inc.*	4,501	709,313
Mettler-Toledo International, Inc.*	222	260,788
Revvity, Inc.	1,513	146,337
Thermo Fisher Scientific, Inc.	7,891	3,199,485
Waters Corp.*	645	225,131
West Pharmaceutical Services, Inc.	658	143,970
Total Life Sciences Tools & Services		7,564,379
Machinery — 1.7%
Caterpillar, Inc.	13,890	5,392,237
Cummins, Inc.	3,888	1,273,320
Deere & Co.	7,801	3,966,731
Dover Corp.	2,943	539,246
Fortive Corp.	6,792	354,067
Graco, Inc.	2,371	203,835
IDEX Corp.	767	134,662
Illinois Tool Works, Inc.	6,012	1,486,467
Ingersoll Rand, Inc.(a)	5,845	486,187
Nordson Corp.	645	138,269
Otis Worldwide Corp.	6,493	642,937
PACCAR, Inc.	19,238	1,828,764
Parker-Hannifin Corp.	2,492	1,740,587
Pentair PLC	973	99,888
Snap-on, Inc.	1,206	375,283
Stanley Black & Decker, Inc.	2,195	148,711
Westinghouse Air Brake Technologies Corp.	3,162	661,965
Xylem, Inc.	2,843	367,770
Total Machinery		19,840,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

Investments	Shares	Value
Media — 0.6%
Comcast Corp., Class A	178,817	$6,381,979
Omnicom Group, Inc.(a)	2,122	152,657
Trade Desk, Inc., Class A*	2,558	184,150
Total Media		6,718,786
Metals & Mining — 0.1%
Reliance, Inc.	1,305	409,639
Steel Dynamics, Inc.	6,288	804,927
Total Metals & Mining		1,214,566
Multi-Utilities — 0.6%
Ameren Corp.	5,134	493,069
CenterPoint Energy, Inc.	12,402	455,650
CMS Energy Corp.	5,857	405,773
Consolidated Edison, Inc.	9,384	941,684
Dominion Energy, Inc.(a)	11,731	663,036
DTE Energy Co.	5,330	706,012
NiSource, Inc.(a)	7,897	318,565
Public Service Enterprise Group, Inc.	9,408	791,965
Sempra	15,070	1,141,854
WEC Energy Group, Inc.	6,385	665,317
Total Multi-Utilities		6,582,925
Oil, Gas & Consumable Fuels — 4.5%
Cheniere Energy, Inc.	8,110	1,974,947
Chevron Corp.	66,455	9,515,692
ConocoPhillips	44,869	4,026,544
Coterra Energy, Inc.	22,971	583,004
Devon Energy Corp.	39,969	1,271,414
EOG Resources, Inc.	26,679	3,191,075
Expand Energy Corp.	1,377	161,026
Exxon Mobil Corp.	160,522	17,304,272
Hess Corp.	10,004	1,385,954
Kinder Morgan, Inc.	47,414	1,393,972
Marathon Petroleum Corp.	15,004	2,492,314
Occidental Petroleum Corp.	32,388	1,360,620
ONEOK, Inc.	12,567	1,025,844
Phillips 66	15,543	1,854,280
Targa Resources Corp.	2,257	392,899
Texas Pacific Land Corp.(a)	196	207,052
Valero Energy Corp.	13,489	1,813,191
Williams Cos., Inc.	21,976	1,380,313
Total Oil, Gas & Consumable Fuels		51,334,413
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	27,762	1,365,335
United Airlines Holdings, Inc.*	15,207	1,210,934
Total Passenger Airlines		2,576,269
Personal Care Products — 0.1%
Kenvue, Inc.	45,264	947,376
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co.	20,260	937,835
Eli Lilly & Co.	16,416	12,796,765
Johnson & Johnson	84,458	12,900,960
Merck & Co., Inc.	111,610	8,835,048
Pfizer, Inc.	296,312	7,182,603
Viatris, Inc.	78,337	699,549
Zoetis, Inc.	7,052	1,099,759
Total Pharmaceuticals		44,452,519
Professional Services — 0.5%
Amentum Holdings, Inc.*	129	3,046
Automatic Data Processing, Inc.	6,015	1,855,026
Booz Allen Hamilton Holding Corp.	1,829	190,454
Broadridge Financial Solutions, Inc.	1,705	414,366
Equifax, Inc.	1,212	314,356
Jacobs Solutions, Inc.	2,157	283,538
Leidos Holdings, Inc.	3,433	541,590
Paychex, Inc.	5,499	799,885
SS&C Technologies Holdings, Inc.	6,884	569,995
TransUnion	3,070	270,160
Verisk Analytics, Inc.	1,450	451,675
Total Professional Services		5,694,091
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A*	4,474	626,897
Zillow Group, Inc., Class C*(a)	1,529	107,106
Total Real Estate Management & Development		734,003
Residential REITs — 0.2%
American Homes 4 Rent, Class A	3,675	132,557
AvalonBay Communities, Inc.	1,811	368,539
Camden Property Trust	922	103,900
Equity LifeStyle Properties, Inc.	2,149	132,529
Equity Residential	4,821	325,369
Essex Property Trust, Inc.	586	166,072
Invitation Homes, Inc.	6,066	198,965
Mid-America Apartment Communities, Inc.	672	99,463
Sun Communities, Inc.	1,125	142,301
UDR, Inc.	2,240	91,459
Total Residential REITs		1,761,154
Retail REITs — 0.2%
Kimco Realty Corp.	4,977	104,617
Realty Income Corp.	8,501	489,743
Regency Centers Corp.	2,227	158,629
Simon Property Group, Inc.	6,219	999,766
Total Retail REITs		1,752,755
Semiconductors & Semiconductor Equipment — 7.4%
Applied Materials, Inc.	21,091	3,861,129
Astera Labs, Inc.*	1,647	148,922
First Solar, Inc.*	4,058	671,761
KLA Corp.	2,921	2,616,457
Lam Research Corp.	29,047	2,827,435
Monolithic Power Systems, Inc.	840	614,359
NVIDIA Corp.	403,230	63,706,308
Qualcomm, Inc.	37,639	5,994,387
Skyworks Solutions, Inc.	7,718	575,145
Teradyne, Inc.	3,969	356,892
Texas Instruments, Inc.	14,125	2,932,633
Total Semiconductors & Semiconductor Equipment		84,305,428

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

Investments	Shares	Value
Software — 9.3%
Adobe, Inc.*	8,172	$3,161,583
ANSYS, Inc.*	1,847	648,703
AppLovin Corp., Class A*	2,088	730,967
Atlassian Corp., Class A*	2,096	425,677
Autodesk, Inc.*	3,644	1,128,073
Bentley Systems, Inc., Class B	6,040	325,979
Cadence Design Systems, Inc.*	2,915	898,257
Crowdstrike Holdings, Inc., Class A*	1,946	991,117
Datadog, Inc., Class A*	3,177	426,767
Docusign, Inc.*	11,870	924,554
Dynatrace, Inc.*	6,471	357,264
Fair Isaac Corp.*	230	420,431
Fortinet, Inc.*	10,721	1,133,424
Gen Digital, Inc.	28,012	823,553
Guidewire Software, Inc.*	934	219,910
HubSpot, Inc.*	550	306,147
Intuit, Inc.	4,026	3,170,998
Manhattan Associates, Inc.*	1,206	238,149
Microsoft Corp.	125,336	62,343,380
MicroStrategy, Inc., Class A*(a)	1,380	557,837
Nutanix, Inc., Class A*	5,791	442,664
Oracle Corp.	45,534	9,955,099
Palantir Technologies, Inc., Class A*	15,595	2,125,910
Palo Alto Networks, Inc.*	12,204	2,497,427
PTC, Inc.*	2,573	443,431
Roper Technologies, Inc.	1,930	1,094,001
Salesforce, Inc.	13,406	3,655,682
ServiceNow, Inc.*	1,514	1,556,513
Synopsys, Inc.*	2,068	1,060,222
Tyler Technologies, Inc.*	668	396,017
Workday, Inc., Class A*	7,413	1,779,120
Zoom Communications, Inc., Class A*	12,556	979,117
Zscaler, Inc.*(a)	1,921	603,079
Total Software		105,821,052
Specialized REITs — 0.5%
American Tower Corp.	3,576	790,367
Crown Castle, Inc.	4,920	505,432
Digital Realty Trust, Inc.	2,720	474,178
Equinix, Inc.	701	557,624
Extra Space Storage, Inc.	2,027	298,861
Gaming & Leisure Properties, Inc.	5,337	249,131
Iron Mountain, Inc.	2,958	303,402
Public Storage	2,392	701,861
SBA Communications Corp.	1,516	356,017
VICI Properties, Inc.	43,230	1,409,298
Weyerhaeuser Co.	3,104	79,742
Total Specialized REITs		5,725,913
Specialty Retail — 1.5%
AutoZone, Inc.*	372	1,380,950
Best Buy Co., Inc.	6,803	456,685
Burlington Stores, Inc.*(a)	576	134,001
Carvana Co.*	913	307,644
Home Depot, Inc.	17,560	6,438,198
Lowe's Cos., Inc.	12,373	2,745,198
O'Reilly Automotive, Inc.*	13,601	1,225,858
Ross Stores, Inc.	6,299	803,626
TJX Cos., Inc.	18,310	2,261,102
Tractor Supply Co.	7,954	419,733
Ulta Beauty, Inc.*	1,264	591,324
Williams-Sonoma, Inc.	2,370	387,187
Total Specialty Retail		17,151,506
Technology Hardware, Storage & Peripherals — 5.0%
Apple, Inc.	259,194	53,178,833
HP, Inc.	52,437	1,282,609
NetApp, Inc.	7,763	827,148
Pure Storage, Inc., Class A*(a)	7,768	447,281
Sandisk Corp.*	3,654	165,709
Seagate Technology Holdings PLC	5,718	825,279
Western Digital Corp.	10,975	702,290
Total Technology Hardware, Storage & Peripherals		57,429,149
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.*	1,743	179,651
Lululemon Athletica, Inc.*	2,213	525,765
NIKE, Inc., Class B	34,381	2,442,426
Tapestry, Inc.	5,913	519,220
Total Textiles, Apparel & Luxury Goods		3,667,062
Tobacco — 1.0%
Altria Group, Inc.	77,383	4,536,965
Philip Morris International, Inc.	38,430	6,999,256
Total Tobacco		11,536,221
Trading Companies & Distributors — 0.3%
Fastenal Co.	12,820	538,440
Ferguson Enterprises, Inc.	4,074	887,114
United Rentals, Inc.	1,696	1,277,766
Watsco, Inc.	463	204,470
WW Grainger, Inc.	748	778,100
Total Trading Companies & Distributors		3,685,890
Water Utilities — 0.0%
American Water Works Co., Inc.	3,188	443,483
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	18,399	4,383,746
Total United States		1,130,933,019
Bermuda — 0.1%
Insurance — 0.1%
RenaissanceRe Holdings Ltd.	3,293	799,870
Brazil — 0.1%
Broadline Retail — 0.1%
MercadoLibre, Inc.*	384	1,003,634
Ireland — 0.3%
IT Services — 0.3%
Accenture PLC, Class A	11,406	3,409,139

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

Investments	Shares	Value
Netherlands — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
NXP Semiconductors NV	9,582	$2,093,571
South Korea — 0.1%
Broadline Retail — 0.1%
Coupang, Inc.*	17,070	511,417
Switzerland — 0.1%
Electronic Equipment, Instruments & Components — 0.1%
TE Connectivity PLC	9,243	1,559,017
United Kingdom — 0.0%
Hotels, Restaurants & Leisure — 0.0%
Flutter Entertainment PLC*	1,491	426,068
TOTAL COMMON STOCKS (COST: $850,670,557)		1,140,735,735
EXCHANGE-TRADED FUNDS — 0.0%
United States — 0.0%
WisdomTree U.S. High Dividend Fund(b)
(Cost: $182,087)	2,570	246,669
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $248,098)	248,098	248,098
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $295,038)	295,038	295,038
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $851,395,780)		1,141,525,540
Other Assets less Liabilities — 0.0%		319,453
NET ASSETS — 100.0%		$1,141,844,993

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,060,513 and the total market value of the collateral held by the Fund was $21,204,069. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,909,031.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Fund (EPS)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree U.S. High Dividend Fund	$1,011,035	$1,210,234	$1,920,871	$(24,759)	$(28,970)	$246,669	$15,240

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,140,735,735	$–	$–	$1,140,735,735
Exchange-Traded Fund	246,669	–	–	246,669
Mutual Fund	–	248,098	–	248,098
Investment of Cash Collateral for Securities Loaned	–	295,038	–	295,038
Total Investments in Securities	$1,140,982,404	$543,136	$–	$1,141,525,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.7%
United States — 99.4%
Aerospace & Defense — 1.3%
BWX Technologies, Inc.	74,724	$10,764,740
Curtiss-Wright Corp.	19,950	9,746,573
Hexcel Corp.	76,262	4,308,040
Moog, Inc., Class A	22,731	4,113,629
Textron, Inc.	99,128	7,958,987
Woodward, Inc.	39,523	9,686,692
Total Aerospace & Defense		46,578,661
Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	176,362	16,921,934
Expeditors International of Washington, Inc.	116,259	13,282,591
Total Air Freight & Logistics		30,204,525
Automobile Components — 0.7%
BorgWarner, Inc.	229,010	7,667,255
Gentex Corp.	389,878	8,573,417
Lear Corp.	120,386	11,434,262
Total Automobile Components		27,674,934
Automobiles — 0.2%
Thor Industries, Inc.	79,952	7,100,537
Banks — 8.4%
Ameris Bancorp	41,795	2,704,137
Bank OZK	237,699	11,186,115
BOK Financial Corp.	76,067	7,426,421
Cadence Bank	437,592	13,994,192
Columbia Banking System, Inc.	595,860	13,931,207
Comerica, Inc.	316,909	18,903,622
Commerce Bancshares, Inc.	182,964	11,374,872
Cullen/Frost Bankers, Inc.	154,797	19,897,606
East West Bancorp, Inc.	253,431	25,591,462
First Financial Bankshares, Inc.	159,322	5,732,406
First Horizon Corp.	902,054	19,123,545
FNB Corp.	641,190	9,348,550
Glacier Bancorp, Inc.	160,436	6,911,583
Hancock Whitney Corp.	142,827	8,198,270
Home BancShares, Inc.	458,350	13,044,641
Old National Bancorp	469,791	10,025,340
Pinnacle Financial Partners, Inc.	42,901	4,736,699
Prosperity Bancshares, Inc.	159,375	11,194,500
ServisFirst Bancshares, Inc.	45,008	3,488,570
SouthState Corp.	91,152	8,388,719
Synovus Financial Corp.	238,231	12,328,454
UMB Financial Corp.	39,494	4,153,189
United Bankshares, Inc.	288,828	10,522,004
Valley National Bancorp	1,392,936	12,438,919
Webster Financial Corp.	272,392	14,872,603
Western Alliance Bancorp	108,680	8,474,866
Wintrust Financial Corp.	56,643	7,022,599
Zions Bancorp NA	257,505	13,374,810
Total Banks		308,389,901
Beverages — 1.0%
Coca-Cola Consolidated, Inc.	68,836	7,685,540
Molson Coors Beverage Co., Class B	368,999	17,745,162
Primo Brands Corp.	400,931	11,875,576
Total Beverages		37,306,278
Broadline Retail — 0.5%
Dillard's, Inc., Class A	40,423	16,889,942
Building Products — 2.1%
AAON, Inc.(a)	42,002	3,097,647
Advanced Drainage Systems, Inc.(a)	42,590	4,891,887
AO Smith Corp.	157,802	10,347,077
Armstrong World Industries, Inc.	43,806	7,115,847
CSW Industrials, Inc.	8,762	2,513,204
Fortune Brands Innovations, Inc.	114,762	5,907,948
Masco Corp.	299,752	19,292,039
Owens Corning	69,885	9,610,585
Simpson Manufacturing Co., Inc.	26,692	4,145,535
UFP Industries, Inc.	51,860	5,152,810
Zurn Elkay Water Solutions Corp.	139,097	5,086,777
Total Building Products		77,161,356
Capital Markets — 5.0%
Affiliated Managers Group, Inc.	15,765	3,102,079
BGC Group, Inc., Class A	247,417	2,531,076
Blue Owl Capital, Inc.	1,023,900	19,669,119
Carlyle Group, Inc.(a)	558,287	28,695,952
Cohen & Steers, Inc.	107,238	8,080,383
Evercore, Inc., Class A	37,359	10,087,677
FactSet Research Systems, Inc.	20,319	9,088,282
Hamilton Lane, Inc., Class A	38,904	5,529,036
Houlihan Lokey, Inc.	59,749	10,751,833
Jefferies Financial Group, Inc.	221,658	12,122,476
Lazard, Inc.	286,762	13,758,841
MarketAxess Holdings, Inc.	28,095	6,274,737
Moelis & Co., Class A	135,493	8,443,924
Morningstar, Inc.	22,427	7,040,508
Piper Sandler Cos.	18,302	5,086,858
SEI Investments Co.	133,848	12,027,581
StepStone Group, Inc., Class A	103,150	5,724,825
Stifel Financial Corp.	94,032	9,758,641
TPG, Inc.	138,884	7,284,466
Total Capital Markets		185,058,294
Chemicals — 3.1%
Avient Corp.	156,652	5,061,426
Balchem Corp.	23,979	3,817,457
Cabot Corp.	69,896	5,242,200
CF Industries Holdings, Inc.	251,455	23,133,860
Eastman Chemical Co.	236,538	17,659,927
Element Solutions, Inc.(a)	316,910	7,178,011
FMC Corp.	320,984	13,401,082
NewMarket Corp.	19,181	13,251,386
Olin Corp.	186,233	3,741,421
RPM International, Inc.	180,193	19,792,399
Total Chemicals		112,279,169
Commercial Services & Supplies — 0.4%
MSA Safety, Inc.(a)	51,217	8,580,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2025

Investments	Shares	Value
Tetra Tech, Inc.	135,893	$4,886,712
Total Commercial Services & Supplies		13,467,096
Communications Equipment — 0.6%
Juniper Networks, Inc.	523,105	20,887,583
Construction & Engineering — 0.8%
AECOM	88,303	9,965,877
Arcosa, Inc.	25,505	2,211,538
Comfort Systems USA, Inc.	18,511	9,925,783
Valmont Industries, Inc.	17,845	5,827,642
Total Construction & Engineering		27,930,840
Construction Materials — 0.1%
Eagle Materials, Inc.	18,472	3,733,376
Consumer Finance — 1.0%
FirstCash Holdings, Inc.	42,207	5,703,854
OneMain Holdings, Inc.	398,558	22,717,806
SLM Corp.	262,469	8,606,358
Total Consumer Finance		37,028,018
Consumer Staples Distribution & Retail — 0.8%
Albertsons Cos., Inc., Class A	937,041	20,155,752
Casey's General Stores, Inc.	20,681	10,552,894
Total Consumer Staples Distribution & Retail		30,708,646
Containers & Packaging — 2.4%
AptarGroup, Inc.	72,774	11,384,037
Avery Dennison Corp.	90,914	15,952,680
Ball Corp.	264,989	14,863,233
Crown Holdings, Inc.	97,598	10,050,642
Graphic Packaging Holding Co.	422,711	8,906,521
Sealed Air Corp.	238,605	7,403,913
Silgan Holdings, Inc.	161,757	8,763,994
Sonoco Products Co.	268,831	11,710,278
Total Containers & Packaging		89,035,298
Distributors — 0.3%
Pool Corp.(a)	34,320	10,003,594
Diversified Consumer Services — 1.2%
ADT, Inc.	1,678,055	14,213,126
H&R Block, Inc.	345,930	18,988,098
Service Corp. International	139,850	11,383,790
Total Diversified Consumer Services		44,585,014
Diversified REITs — 0.9%
Essential Properties Realty Trust, Inc.	93,851	2,994,785
WP Carey, Inc.	499,323	31,147,769
Total Diversified REITs		34,142,554
Electric Utilities — 4.8%
Alliant Energy Corp.	495,327	29,952,424
Evergy, Inc.	774,620	53,394,557
IDACORP, Inc.(a)	109,500	12,641,775
OGE Energy Corp.	680,045	30,180,397
Pinnacle West Capital Corp.	382,397	34,213,059
Portland General Electric Co.	349,916	14,217,087
Total Electric Utilities		174,599,299
Electrical Equipment — 0.3%
Acuity, Inc.	15,666	4,673,794
Regal Rexnord Corp.	43,909	6,365,049
Total Electrical Equipment		11,038,843
Electronic Equipment, Instruments & Components — 1.5%
Avnet, Inc.	161,647	8,580,222
Badger Meter, Inc.	25,580	6,265,821
Belden, Inc.	21,535	2,493,753
Cognex Corp.	136,497	4,329,685
Jabil, Inc.	59,638	13,007,048
Littelfuse, Inc.	24,985	5,664,849
TD SYNNEX Corp.	81,634	11,077,734
Vontier Corp.	80,859	2,983,697
Total Electronic Equipment, Instruments & Components		54,402,809
Energy Equipment & Services — 0.3%
ChampionX Corp.	212,668	5,282,673
NOV, Inc.	557,913	6,934,859
Total Energy Equipment & Services		12,217,532
Entertainment — 0.2%
Warner Music Group Corp., Class A	252,611	6,881,124
Financial Services — 2.5%
Enact Holdings, Inc.	299,416	11,123,304
Equitable Holdings, Inc.	385,911	21,649,607
Jack Henry & Associates, Inc.	57,283	10,320,678
Jackson Financial, Inc., Class A	128,266	11,388,738
MGIC Investment Corp.	480,469	13,376,257
PennyMac Financial Services, Inc.	39,006	3,886,558
Radian Group, Inc.	258,089	9,296,366
Voya Financial, Inc.	131,803	9,358,013
Total Financial Services		90,399,521
Food Products — 4.5%
Cal-Maine Foods, Inc.	146,914	14,637,042
Campbell Soup Co.	649,186	19,897,551
Conagra Brands, Inc.	1,496,953	30,642,628
Flowers Foods, Inc.	693,103	11,075,786
Hormel Foods Corp.	1,214,623	36,742,346
Ingredion, Inc.	135,770	18,413,127
J M Smucker Co.	248,871	24,439,132
Marzetti Company/The	60,985	10,536,378
Total Food Products		166,383,990
Gas Utilities — 2.3%
National Fuel Gas Co.	297,392	25,192,076
New Jersey Resources Corp.	336,771	15,094,076
Southwest Gas Holdings, Inc.	227,706	16,939,050
UGI Corp.	719,173	26,192,281
Total Gas Utilities		83,417,483
Ground Transportation — 0.6%
Landstar System, Inc.	49,153	6,833,250
Ryder System, Inc.	86,220	13,708,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2025

Investments	Shares	Value
Schneider National, Inc., Class B	133,946	$3,234,796
Total Ground Transportation		23,777,026
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc.	673,094	20,381,286
Health Care Providers & Services — 1.3%
Chemed Corp.	8,397	4,088,751
Encompass Health Corp.	78,649	9,644,727
Ensign Group, Inc.	30,403	4,689,967
Quest Diagnostics, Inc.	134,008	24,071,857
Universal Health Services, Inc., Class B	32,287	5,848,790
Total Health Care Providers & Services		48,344,092
Health Care REITs — 0.3%
CareTrust REIT, Inc.	91,295	2,793,627
Healthcare Realty Trust, Inc.(a)	542,556	8,604,938
Total Health Care REITs		11,398,565
Hotel & Resort REITs — 0.5%
Host Hotels & Resorts, Inc.	886,647	13,618,898
Ryman Hospitality Properties, Inc.	66,300	6,541,821
Total Hotel & Resort REITs		20,160,719
Hotels, Restaurants & Leisure — 2.6%
Aramark	206,404	8,642,136
Boyd Gaming Corp.(a)	77,030	6,026,057
Choice Hotels International, Inc.	35,016	4,442,830
Churchill Downs, Inc.	38,092	3,847,292
Domino's Pizza, Inc.	30,758	13,859,555
Hyatt Hotels Corp., Class A(a)	23,109	3,227,172
Texas Roadhouse, Inc.	81,437	15,262,108
Vail Resorts, Inc.(a)	112,034	17,603,902
Wingstop, Inc.	15,170	5,108,346
Wyndham Hotels & Resorts, Inc.	123,863	10,058,914
Wynn Resorts Ltd.	88,978	8,334,569
Total Hotels, Restaurants & Leisure		96,412,881
Household Durables — 1.3%
Installed Building Products, Inc.(a)	19,992	3,604,957
KB Home	80,235	4,250,048
Meritage Homes Corp.	89,783	6,012,768
Somnigroup International, Inc.(a)	131,819	8,970,283
Toll Brothers, Inc.	67,440	7,696,927
Whirlpool Corp.(a)	184,740	18,736,331
Total Household Durables		49,271,314
Household Products — 0.4%
Reynolds Consumer Products, Inc.	681,715	14,602,335
Independent Power & Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class C	283,729	9,079,328
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A	119,305	3,610,169
Ormat Technologies, Inc.(a)	48,547	4,066,297
Total Independent Power and Renewable Electricity Producers		7,676,466
Industrial REITs — 0.8%
Americold Realty Trust, Inc.	157,852	2,625,079
EastGroup Properties, Inc.	44,441	7,426,980
First Industrial Realty Trust, Inc.	71,819	3,456,648
Lineage, Inc.	122,377	5,325,847
Rexford Industrial Realty, Inc.	122,086	4,342,599
STAG Industrial, Inc.	98,441	3,571,439
Terreno Realty Corp.	53,083	2,976,364
Total Industrial REITs		29,724,956
Insurance — 7.8%
American Financial Group, Inc.	284,503	35,907,124
Assurant, Inc.	66,591	13,151,057
CNA Financial Corp.	905,009	42,110,069
F&G Annuities & Life, Inc.	149,859	4,792,491
Fidelity National Financial, Inc.	517,000	28,983,020
First American Financial Corp.	195,086	11,976,329
Globe Life, Inc.	52,718	6,552,320
Hanover Insurance Group, Inc.	68,138	11,574,602
Kemper Corp.	105,777	6,826,848
Kinsale Capital Group, Inc.(a)	12,421	6,010,522
Lincoln National Corp.	523,290	18,105,834
Loews Corp.	117,064	10,730,086
Old Republic International Corp.	641,727	24,667,986
Primerica, Inc.	37,427	10,242,647
Reinsurance Group of America, Inc.	63,194	12,535,162
RLI Corp.	60,533	4,371,693
Ryan Specialty Holdings, Inc.	68,507	4,657,791
Selective Insurance Group, Inc.	59,192	5,128,987
Unum Group	365,094	29,484,991
Total Insurance		287,809,559
Leisure Products — 0.9%
Brunswick Corp.(a)	110,163	6,085,404
Hasbro, Inc.	367,228	27,108,771
Total Leisure Products		33,194,175
Life Sciences Tools & Services — 0.4%
Bio-Techne Corp.	82,978	4,269,218
Bruker Corp.	77,835	3,206,802
Revvity, Inc.(a)	64,906	6,277,708
Total Life Sciences Tools & Services		13,753,728
Machinery — 5.2%
AGCO Corp.	180,163	18,585,615
Allison Transmission Holdings, Inc.	82,818	7,866,882
Crane Co.	34,470	6,545,508
Donaldson Co., Inc.	182,385	12,648,400
Esab Corp.	31,239	3,765,861
Federal Signal Corp.	47,075	5,009,721
Flowserve Corp.	187,840	9,833,424
Franklin Electric Co., Inc.	56,601	5,079,374
Graco, Inc.	134,034	11,522,903
IDEX Corp.	62,440	10,962,591
ITT, Inc.	70,881	11,116,267
Kadant, Inc.	7,344	2,331,353
Lincoln Electric Holdings, Inc.	55,687	11,545,029
Mueller Industries, Inc.	93,845	7,457,862
Nordson Corp.	48,778	10,456,540
Oshkosh Corp.	79,768	9,056,859

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2025

Investments	Shares	Value
Stanley Black & Decker, Inc.	362,908	$24,587,017
Timken Co.(a)	98,842	7,170,987
Toro Co.	124,539	8,802,417
Watts Water Technologies, Inc., Class A	28,689	7,054,338
Total Machinery		191,398,948
Marine Transportation — 0.1%
Matson, Inc.	31,522	3,509,975
Media — 2.0%
Interpublic Group of Cos., Inc.	1,053,077	25,779,325
New York Times Co., Class A	175,319	9,814,357
News Corp., Class B	135,273	4,641,217
News Corp., Class A	217,297	6,458,067
Nexstar Media Group, Inc.	85,580	14,801,061
Paramount Global, Class B	863,511	11,139,292
Paramount Global, Class A	108,746	2,495,721
Total Media		75,129,040
Metals & Mining — 1.4%
Alcoa Corp.	175,814	5,188,271
Carpenter Technology Corp.	28,899	7,987,106
Commercial Metals Co.	111,118	5,434,781
Reliance, Inc.	51,971	16,313,697
Royal Gold, Inc.	84,254	14,983,731
Total Metals & Mining		49,907,586
Multi-Utilities — 0.9%
NiSource, Inc.	795,050	32,072,317
Office REITs — 0.6%
BXP, Inc.	247,600	16,705,572
Cousins Properties, Inc.	83,544	2,508,827
Kilroy Realty Corp.	64,052	2,197,624
SL Green Realty Corp.	37,789	2,339,139
Total Office REITs		23,751,162
Oil, Gas & Consumable Fuels — 5.1%
Antero Midstream Corp.	1,642,840	31,131,818
APA Corp.(a)	1,059,416	19,376,719
California Resources Corp.	183,165	8,365,145
Chord Energy Corp.	163,696	15,853,958
Civitas Resources, Inc.	279,306	7,686,501
DT Midstream, Inc.	264,363	29,056,137
Magnolia Oil & Gas Corp., Class A(a)	295,654	6,646,302
Matador Resources Co.	163,247	7,790,147
Murphy Oil Corp.(a)	400,384	9,008,640
Ovintiv, Inc.	478,983	18,225,303
Permian Resources Corp.	1,739,790	23,695,940
Range Resources Corp.	192,181	7,816,001
SM Energy Co.	180,060	4,449,283
Total Oil, Gas & Consumable Fuels		189,101,894
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	71,261	6,127,733
Pharmaceuticals — 0.7%
Viatris, Inc.	2,703,645	24,143,550
Professional Services — 2.1%
Dun & Bradstreet Holdings, Inc.	569,087	5,173,001
Exponent, Inc.	55,307	4,131,986
Jacobs Solutions, Inc.	106,305	13,973,792
KBR, Inc.	109,686	5,258,347
Paycom Software, Inc.	30,160	6,979,024
Robert Half, Inc.	198,606	8,152,776
Science Applications International Corp.	52,690	5,933,421
SS&C Technologies Holdings, Inc.	212,824	17,621,827
TriNet Group, Inc.	53,104	3,884,027
UL Solutions, Inc., Class A	71,330	5,197,104
Total Professional Services		76,305,305
Residential REITs — 1.8%
American Homes 4 Rent, Class A	449,438	16,211,229
Camden Property Trust	76,551	8,626,532
Equity LifeStyle Properties, Inc.	211,494	13,042,835
Independence Realty Trust, Inc.	117,929	2,086,164
Sun Communities, Inc.	86,158	10,898,125
UDR, Inc.	364,703	14,890,824
Total Residential REITs		65,755,709
Retail REITs — 2.5%
Agree Realty Corp.	135,432	9,894,662
Brixmor Property Group, Inc.	471,121	12,267,991
Federal Realty Investment Trust	138,415	13,148,041
Kimco Realty Corp.	906,486	19,054,336
NNN REIT, Inc.	483,026	20,857,062
Phillips Edison & Co., Inc.	65,191	2,283,641
Regency Centers Corp.	181,229	12,908,941
Total Retail REITs		90,414,674
Semiconductors & Semiconductor Equipment — 1.3%
Amkor Technology, Inc.	256,527	5,384,502
MKS, Inc.	47,380	4,707,677
Skyworks Solutions, Inc.	319,357	23,798,483
Teradyne, Inc.	80,999	7,283,430
Universal Display Corp.	40,676	6,282,815
Total Semiconductors & Semiconductor Equipment		47,456,907
Software — 1.2%
Bentley Systems, Inc., Class B	151,252	8,163,071
Dolby Laboratories, Inc., Class A	82,550	6,130,163
Gen Digital, Inc.	628,660	18,482,604
InterDigital, Inc.	29,884	6,700,889
Pegasystems, Inc.	88,692	4,800,898
Total Software		44,277,625
Specialized REITs — 2.4%
CubeSmart	495,028	21,038,690
Gaming & Leisure Properties, Inc.	908,954	42,429,973
Lamar Advertising Co., Class A(a)	199,799	24,247,607
Rayonier, Inc.	77,457	1,717,996
Total Specialized REITs		89,434,266
Specialty Retail — 1.9%
Bath & Body Works, Inc.	325,932	9,764,923
Dick's Sporting Goods, Inc.	79,381	15,702,355
Gap, Inc.	580,637	12,663,693
Group 1 Automotive, Inc.	8,039	3,510,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2025

Investments	Shares	Value
Lithia Motors, Inc.	14,316	$4,836,231
Murphy USA, Inc.	11,000	4,474,800
Penske Automotive Group, Inc.(a)	108,830	18,698,082
Total Specialty Retail		69,650,796
Textiles, Apparel & Luxury Goods — 1.9%
Columbia Sportswear Co.	70,065	4,279,570
Kontoor Brands, Inc.	129,410	8,537,178
Levi Strauss & Co., Class A	285,023	5,270,075
PVH Corp.	27,575	1,891,645
Ralph Lauren Corp.	58,461	16,034,683
Tapestry, Inc.	326,459	28,666,365
VF Corp.(a)	490,455	5,762,846
Total Textiles, Apparel & Luxury Goods		70,442,362
Trading Companies & Distributors — 1.5%
Air Lease Corp.	152,263	8,905,863
Applied Industrial Technologies, Inc.(a)	26,113	6,069,967
Boise Cascade Co.	27,469	2,384,858
GATX Corp.	42,019	6,452,438
Herc Holdings, Inc.	28,742	3,785,034
MSC Industrial Direct Co., Inc., Class A	158,579	13,482,387
Rush Enterprises, Inc., Class B	50,109	2,629,720
Rush Enterprises, Inc., Class A	76,881	3,960,140
WESCO International, Inc.	32,454	6,010,481
Total Trading Companies & Distributors		53,680,888
Water Utilities — 0.6%
Essential Utilities, Inc.	580,402	21,556,130
Total United States		3,649,209,514
Puerto Rico — 0.3%
Banks — 0.3%
Popular, Inc.	123,023	13,558,365
TOTAL COMMON STOCKS (COST: $3,307,102,767)		3,662,767,879
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $2,214,265)	2,214,265	2,214,265
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.6%
United States — 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)	16,214,403	16,214,403
Wisdomtree Government Money Market Digital Fund(b)(c)	4,200,000	4,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $20,414,403)		20,414,403
TOTAL INVESTMENTS IN SECURITIES — 100.4% (Cost: $3,329,731,435)		3,685,396,547
Other Liabilities less Assets — (0.4)%		(15,981,836)
NET ASSETS — 100.0%		$3,669,414,711

(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $120,596,382 and the total market value of the collateral held by the Fund was $122,784,303. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $102,369,900.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income	Securities Lending Income
Wisdomtree Government Money Market Digital Fund	$—	$8,200,000	$4,000,000	$—	$—	$4,200,000	$—	$12,973
WisdomTree US LargeCap Dividend Fund^	3,844,127	9,822,870	13,839,218	279,936	(107,715)	–	39,134	—
Total	$3,844,127	$18,022,870	$17,839,218	$279,936	$(107,715)	$4,200,000	$212,308	$12,973

^	As of June 30, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$3,662,767,879	$–	$–	$3,662,767,879
Mutual Fund	–	2,214,265	–	2,214,265
Investment of Cash Collateral for Securities Loaned	–	20,414,403	–	20,414,403
Total Investments in Securities	$3,662,767,879	$22,628,668	$–	$3,685,396,547

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 97.6%
Aerospace & Defense — 1.2%
AeroVironment, Inc.*	2,107	$600,390
ATI, Inc.*	21,522	1,858,210
BWX Technologies, Inc.	9,174	1,321,606
Hexcel Corp.	9,148	516,771
Kratos Defense & Security Solutions, Inc.*	11,642	540,771
Leonardo DRS, Inc.	24,303	1,129,603
Loar Holdings, Inc.*(a)	6,112	526,671
Moog, Inc., Class A	4,557	824,680
Woodward, Inc.	7,734	1,895,526
Total Aerospace & Defense		9,214,228
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	15,863	1,522,055
GXO Logistics, Inc.*	22,479	1,094,727
Total Air Freight & Logistics		2,616,782
Automobile Components — 1.1%
BorgWarner, Inc.	103,656	3,470,403
Dorman Products, Inc.*	5,425	665,485
Gentex Corp.	53,384	1,173,914
Lear Corp.	26,284	2,496,454
Modine Manufacturing Co.*	5,074	499,789
Total Automobile Components		8,306,045
Automobiles — 0.3%
Harley-Davidson, Inc.	67,350	1,589,460
Thor Industries, Inc.	9,535	846,803
Total Automobiles		2,436,263
Banks — 6.8%
Ameris Bancorp	17,737	1,147,584
Associated Banc-Corp.	46,594	1,136,428
Atlantic Union Bankshares Corp.	20,668	646,495
Axos Financial, Inc.*	22,194	1,687,632
BancFirst Corp.	6,348	784,740
Bank OZK	53,993	2,540,911
BOK Financial Corp.	14,789	1,443,850
Cadence Bank	14,128	451,813
Cathay General Bancorp	21,817	993,328
Columbia Banking System, Inc.	63,469	1,483,905
Comerica, Inc.	28,702	1,712,074
Commerce Bancshares, Inc.	26,974	1,676,973
Cullen/Frost Bankers, Inc.	13,782	1,771,538
Eastern Bankshares, Inc.	28,874	440,906
First Financial Bankshares, Inc.	18,906	680,238
First Horizon Corp.	139,819	2,964,163
First Interstate BancSystem, Inc., Class A	25,368	731,106
FNB Corp.	115,849	1,689,078
Fulton Financial Corp.	47,757	861,536
Glacier Bancorp, Inc.	11,820	509,206
Hancock Whitney Corp.	28,122	1,614,203
Home BancShares, Inc.	47,824	1,361,071
Old National Bancorp	89,890	1,918,253
Pinnacle Financial Partners, Inc.	15,424	1,702,964
Prosperity Bancshares, Inc.	20,305	1,426,223
ServisFirst Bancshares, Inc.	8,114	628,916
SouthState Corp.	16,704	1,537,269
Synovus Financial Corp.	38,967	2,016,542
Texas Capital Bancshares, Inc.*	3,786	300,608
UMB Financial Corp.	13,199	1,388,007
United Bankshares, Inc.	32,648	1,189,367
United Community Banks, Inc.	29,121	867,515
Valley National Bancorp	131,502	1,174,313
Webster Financial Corp.	57,492	3,139,063
Western Alliance Bancorp	28,707	2,238,572
Wintrust Financial Corp.	16,702	2,070,714
Zions Bancorp NA	41,015	2,130,319
Total Banks		52,057,423
Beverages — 1.4%
Brown-Forman Corp., Class B	89,829	2,417,298
Celsius Holdings, Inc.*	22,061	1,023,410
Coca-Cola Consolidated, Inc.	21,020	2,346,883
Molson Coors Beverage Co., Class B	75,751	3,642,866
National Beverage Corp.*	14,086	609,079
Primo Brands Corp.	22,836	676,402
Total Beverages		10,715,938
Biotechnology — 2.1%
ADMA Biologics, Inc.*	18,549	337,777
Alkermes PLC*	43,679	1,249,656
Arcellx, Inc.*	4,160	273,936
BioMarin Pharmaceutical, Inc.*	19,256	1,058,502
Blueprint Medicines Corp.*	4,325	554,379
Exact Sciences Corp.*	12,369	657,289
Exelixis, Inc.*	49,005	2,159,895
Halozyme Therapeutics, Inc.*	38,169	1,985,551
Ionis Pharmaceuticals, Inc.*(a)	12,017	474,792
Krystal Biotech, Inc.*	2,339	321,519
Neurocrine Biosciences, Inc.*	11,331	1,424,193
Roivant Sciences Ltd.*	485,361	5,470,019
Sarepta Therapeutics, Inc.*	3,346	57,217
Total Biotechnology		16,024,725
Broadline Retail — 0.8%
Dillard's, Inc., Class A	5,082	2,123,412
Etsy, Inc.*	16,605	832,907
Macy's, Inc.	160,848	1,875,488
Ollie's Bargain Outlet Holdings, Inc.*	7,775	1,024,589
Total Broadline Retail		5,856,396
Building Products — 1.9%
AAON, Inc.	5,858	432,028
Advanced Drainage Systems, Inc.	14,136	1,623,661
Allegion PLC	17,194	2,477,999
AO Smith Corp.	28,988	1,900,743
Armstrong World Industries, Inc.	6,369	1,034,581
CSW Industrials, Inc.	1,329	381,197
Fortune Brands Innovations, Inc.	24,436	1,257,965
Griffon Corp.	11,608	840,071
Resideo Technologies, Inc.*	43,871	967,794
Simpson Manufacturing Co., Inc.	6,487	1,007,496

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

Investments	Shares	Value
Trex Co., Inc.*	11,466	$623,521
UFP Industries, Inc.	12,791	1,270,914
Zurn Elkay Water Solutions Corp.	19,428	710,482
Total Building Products		14,528,452
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	16,752	3,296,291
Cohen & Steers, Inc.	5,476	412,617
Evercore, Inc., Class A	4,304	1,162,166
Hamilton Lane, Inc., Class A	4,825	685,729
Houlihan Lokey, Inc.	7,470	1,344,226
Invesco Ltd.	156,884	2,474,061
Janus Henderson Group PLC	43,588	1,692,958
Lazard, Inc.	14,595	700,268
MarketAxess Holdings, Inc.	4,285	957,012
Moelis & Co., Class A	5,656	352,482
Piper Sandler Cos.	2,414	670,947
PJT Partners, Inc., Class A(a)	3,346	552,123
SEI Investments Co.	24,874	2,235,178
StepStone Group, Inc., Class A	6,880	381,840
Stifel Financial Corp.	22,526	2,337,748
TPG, Inc.	37,831	1,984,236
Victory Capital Holdings, Inc., Class A	18,809	1,197,569
Total Capital Markets		22,437,451
Chemicals — 1.5%
Ashland, Inc.	10,926	549,359
Avient Corp.	18,995	613,728
Axalta Coating Systems Ltd.*	42,995	1,276,522
Balchem Corp.	3,030	482,376
Cabot Corp.	13,740	1,030,500
Eastman Chemical Co.	32,300	2,411,518
Element Solutions, Inc.	45,906	1,039,771
FMC Corp.	22,498	939,292
HB Fuller Co.	11,612	698,462
NewMarket Corp.	2,954	2,040,800
Olin Corp.	13,488	270,974
Scotts Miracle-Gro Co.	5,417	357,305
Total Chemicals		11,710,607
Commercial Services & Supplies — 0.6%
Brink's Co.	13,479	1,203,540
Casella Waste Systems, Inc., Class A*	4,564	526,594
GEO Group, Inc.*	15,019	359,705
MSA Safety, Inc.	6,217	1,041,534
Tetra Tech, Inc.	29,484	1,060,245
Total Commercial Services & Supplies		4,191,618
Communications Equipment — 0.5%
Ciena Corp.*	15,134	1,230,848
Juniper Networks, Inc.	57,565	2,298,570
Lumentum Holdings, Inc.*(a)	4,161	395,545
Total Communications Equipment		3,924,963
Construction & Engineering — 1.4%
API Group Corp.*	45,570	2,326,349
Arcosa, Inc.	5,627	487,917
Construction Partners, Inc., Class A*	3,507	372,724
Dycom Industries, Inc.*	4,553	1,112,708
Fluor Corp.*	29,161	1,495,084
Granite Construction, Inc.	4,599	430,052
MasTec, Inc.*	6,583	1,121,941
Primoris Services Corp.	8,545	665,997
Sterling Infrastructure, Inc.*	3,513	810,555
Valmont Industries, Inc.	3,597	1,174,672
WillScot Holdings Corp.	26,874	736,348
Total Construction & Engineering		10,734,347
Construction Materials — 0.2%
Eagle Materials, Inc.	6,235	1,260,156
Knife River Corp.*	7,247	591,645
Total Construction Materials		1,851,801
Consumer Finance — 1.0%
Credit Acceptance Corp.*	1,500	764,145
FirstCash Holdings, Inc.	10,556	1,426,538
OneMain Holdings, Inc.	40,537	2,310,609
SLM Corp.	90,459	2,966,150
Total Consumer Finance		7,467,442
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	283,173	6,091,051
BJ's Wholesale Club Holdings, Inc.*	21,837	2,354,684
Maplebear, Inc.*	17,178	777,133
Walgreens Boots Alliance, Inc.	569,688	6,540,018
Total Consumer Staples Distribution & Retail		15,762,886
Containers & Packaging — 1.4%
AptarGroup, Inc.	7,348	1,149,448
Crown Holdings, Inc.	29,693	3,057,785
Graphic Packaging Holding Co.(a)	102,771	2,165,385
Sealed Air Corp.	48,363	1,500,704
Silgan Holdings, Inc.	24,882	1,348,107
Sonoco Products Co.	35,281	1,536,840
Total Containers & Packaging		10,758,269
Diversified Consumer Services — 1.6%
ADT, Inc.	369,043	3,125,794
Bright Horizons Family Solutions, Inc.*	6,247	772,067
Duolingo, Inc.*	2,564	1,051,291
Frontdoor, Inc.*	16,164	952,706
Grand Canyon Education, Inc.*	5,204	983,556
H&R Block, Inc.	39,884	2,189,233
Service Corp. International	21,502	1,750,263
Stride, Inc.*	8,252	1,198,108
Total Diversified Consumer Services		12,023,018
Diversified REITs — 0.4%
Essential Properties Realty Trust, Inc.	23,421	747,364
WP Carey, Inc.	42,606	2,657,762
Total Diversified REITs		3,405,126
Diversified Telecommunication Services — 0.0%
Cogent Communications Holdings, Inc.	3,814	183,873
Electric Utilities — 1.0%
IDACORP, Inc.	8,487	979,824
MGE Energy, Inc.	4,587	405,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

Investments	Shares	Value
OGE Energy Corp.	34,736	$1,541,584
Pinnacle West Capital Corp.	25,079	2,243,818
Portland General Electric Co.	28,518	1,158,686
TXNM Energy, Inc.	18,099	1,019,336
Total Electric Utilities		7,348,922
Electrical Equipment — 1.6%
Acuity, Inc.	5,596	1,669,511
EnerSys	13,916	1,193,575
Generac Holdings, Inc.*	8,197	1,173,892
NEXTracker, Inc., Class A*	47,573	2,586,544
nVent Electric PLC	25,680	1,881,060
Regal Rexnord Corp.	13,110	1,900,426
Sensata Technologies Holding PLC	62,940	1,895,123
Total Electrical Equipment		12,300,131
Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc.	4,460	590,950
Arrow Electronics, Inc.*	19,711	2,511,773
Avnet, Inc.	29,173	1,548,503
Badger Meter, Inc.	2,025	496,024
Belden, Inc.	7,549	874,174
Cognex Corp.	12,495	396,341
Insight Enterprises, Inc.*	8,933	1,233,513
Itron, Inc.*	8,060	1,060,938
Littelfuse, Inc.	3,248	736,419
Mirion Technologies, Inc.*	19,864	427,672
Novanta, Inc.*	2,687	346,435
Plexus Corp.*	3,431	464,249
Sanmina Corp.*	14,511	1,419,611
TD SYNNEX Corp.	31,196	4,233,297
Vontier Corp.	43,980	1,622,862
Total Electronic Equipment, Instruments & Components		17,962,761
Energy Equipment & Services — 1.0%
Archrock, Inc.	20,946	520,089
Cactus, Inc., Class A	13,987	611,512
ChampionX Corp.	42,209	1,048,471
Noble Corp. PLC	46,203	1,226,690
NOV, Inc.	236,858	2,944,145
Weatherford International PLC	23,983	1,206,585
Total Energy Equipment & Services		7,557,492
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)	26,766	807,798
Madison Square Garden Sports Corp.*	1,612	336,827
Warner Music Group Corp., Class A	85,275	2,322,891
Total Entertainment		3,467,516
Financial Services — 4.2%
Enact Holdings, Inc.	75,170	2,792,566
Essent Group Ltd.	49,303	2,994,171
Euronet Worldwide, Inc.*	14,681	1,488,360
HA Sustainable Infrastructure Capital, Inc.	34,896	937,307
Jack Henry & Associates, Inc.	8,815	1,588,199
Jackson Financial, Inc., Class A	46,943	4,168,069
MGIC Investment Corp.	112,792	3,140,129
Mr. Cooper Group, Inc.*	23,041	3,437,948
Payoneer Global, Inc.*	44,233	302,996
PennyMac Financial Services, Inc.	6,335	631,219
Radian Group, Inc.	67,387	2,427,280
Remitly Global, Inc.*	17,373	326,091
Shift4 Payments, Inc., Class A*(a)	9,395	931,138
TFS Financial Corp.	24,190	313,260
Voya Financial, Inc.	35,316	2,507,436
Walker & Dunlop, Inc.	3,499	246,610
Western Union Co.	198,327	1,669,913
WEX, Inc.*	13,283	1,951,140
Total Financial Services		31,853,832
Food Products — 3.2%
Bunge Global SA	67,777	5,441,138
Cal-Maine Foods, Inc.	15,761	1,570,269
Conagra Brands, Inc.	167,994	3,438,837
Darling Ingredients, Inc.*	27,745	1,052,645
Flowers Foods, Inc.	45,166	721,753
Freshpet, Inc.*	3,166	215,161
Ingredion, Inc.	16,142	2,189,178
J M Smucker Co.	35,822	3,517,720
Marzetti Company/The	3,494	603,658
Pilgrim's Pride Corp.	81,313	3,657,459
Post Holdings, Inc.*	13,360	1,456,641
Simply Good Foods Co.*	18,512	584,794
Total Food Products		24,449,253
Gas Utilities — 1.2%
MDU Resources Group, Inc.	43,005	716,894
National Fuel Gas Co.	28,210	2,389,669
New Jersey Resources Corp.	21,756	975,104
ONE Gas, Inc.	10,891	782,627
Southwest Gas Holdings, Inc.	8,652	643,622
Spire, Inc.	12,179	888,945
UGI Corp.	86,353	3,144,976
Total Gas Utilities		9,541,837
Ground Transportation — 0.5%
Landstar System, Inc.	4,210	585,274
Lyft, Inc., Class A*	78,292	1,233,882
RXO, Inc.*	10,946	172,071
Ryder System, Inc.	11,873	1,887,807
Total Ground Transportation		3,879,034
Health Care Equipment & Supplies — 1.6%
Dentsply Sirona, Inc.	68,912	1,094,323
Envista Holdings Corp.*	24,468	478,105
Globus Medical, Inc., Class A*	18,015	1,063,245
Haemonetics Corp.*	9,793	730,656
ICU Medical, Inc.*	3,259	430,677
Inspire Medical Systems, Inc.*	2,042	264,990
Integer Holdings Corp.*	5,076	624,196
Lantheus Holdings, Inc.*	21,141	1,730,602
Masimo Corp.*	4,698	790,298
Merit Medical Systems, Inc.*	7,194	672,495
Penumbra, Inc.*	2,745	704,449
Solventum Corp.*	48,385	3,669,518
Total Health Care Equipment & Supplies		12,253,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

Investments	Shares	Value
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.*	25,317	$574,443
Chemed Corp.	2,325	1,132,112
Encompass Health Corp.	15,867	1,945,770
Ensign Group, Inc.	7,440	1,147,694
HealthEquity, Inc.*	9,408	985,582
Henry Schein, Inc.*	27,493	2,008,364
Hims & Hers Health, Inc.*(a)	13,974	696,604
Option Care Health, Inc.*	36,628	1,189,677
Tenet Healthcare Corp.*	29,597	5,209,072
Universal Health Services, Inc., Class B	19,223	3,482,247
Total Health Care Providers & Services		18,371,565
Health Care REITs — 0.1%
CareTrust REIT, Inc.	13,768	421,301
Sabra Health Care REIT, Inc.	19,931	367,527
Total Health Care REITs		788,828
Health Care Technology — 0.2%
Doximity, Inc., Class A*	15,809	969,724
Waystar Holding Corp.*	13,105	535,601
Total Health Care Technology		1,505,325
Hotel & Resort REITs — 0.4%
Host Hotels & Resorts, Inc.	146,726	2,253,711
Ryman Hospitality Properties, Inc.	11,121	1,097,309
Total Hotel & Resort REITs		3,351,020
Hotels, Restaurants & Leisure — 3.4%
Aramark	37,945	1,588,757
Boyd Gaming Corp.	30,571	2,391,569
Brinker International, Inc.*	6,521	1,175,932
Choice Hotels International, Inc.	8,126	1,031,027
Churchill Downs, Inc.	11,779	1,189,679
Dutch Bros, Inc., Class A*	7,676	524,808
Hilton Grand Vacations, Inc.*	30,913	1,283,817
Hyatt Hotels Corp., Class A	9,153	1,278,216
Life Time Group Holdings, Inc.*	21,738	659,314
Light & Wonder, Inc.*	11,183	1,076,476
MGM Resorts International*	104,286	3,586,396
Norwegian Cruise Line Holdings Ltd.*	95,660	1,939,985
Planet Fitness, Inc., Class A*	8,289	903,915
Shake Shack, Inc., Class A*	2,928	411,677
Six Flags Entertainment Corp.*(a)	6,700	203,881
Travel & Leisure Co.	29,420	1,518,366
Vail Resorts, Inc.	4,508	708,342
Wendy's Co.	41,123	469,625
Wingstop, Inc.	2,053	691,327
Wyndham Hotels & Resorts, Inc.	12,602	1,023,408
Wynn Resorts Ltd.	24,349	2,280,771
Total Hotels, Restaurants & Leisure		25,937,288
Household Durables — 2.6%
Cavco Industries, Inc.*	1,094	475,266
Champion Homes, Inc.*	6,964	436,016
Installed Building Products, Inc.	5,124	923,960
KB Home	29,180	1,545,665
M/I Homes, Inc.*	12,409	1,391,297
Meritage Homes Corp.	33,175	2,221,730
Mohawk Industries, Inc.*	17,679	1,853,466
Newell Brands, Inc.	113,427	612,506
Somnigroup International, Inc.	30,074	2,046,536
Taylor Morrison Home Corp.*	43,559	2,675,394
TopBuild Corp.*	6,325	2,047,655
Tri Pointe Homes, Inc.*	41,195	1,316,180
Whirlpool Corp.(a)	21,663	2,197,061
Total Household Durables		19,742,732
Household Products — 0.2%
Reynolds Consumer Products, Inc.	49,566	1,061,704
WD-40 Co.	1,249	284,884
Total Household Products		1,346,588
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp.	435,017	4,576,379
Ormat Technologies, Inc.	5,622	470,899
Total Independent Power and Renewable Electricity Producers		5,047,278
Industrial REITs — 0.5%
EastGroup Properties, Inc.	5,039	842,118
First Industrial Realty Trust, Inc.	22,084	1,062,903
Rexford Industrial Realty, Inc.	24,569	873,919
STAG Industrial, Inc.	19,094	692,730
Terreno Realty Corp.	10,394	582,792
Total Industrial REITs		4,054,462
Insurance — 4.9%
American Financial Group, Inc.	23,065	2,911,034
Assurant, Inc.	14,610	2,885,329
Assured Guaranty Ltd.	26,733	2,328,444
Axis Capital Holdings Ltd.	24,065	2,498,428
CNO Financial Group, Inc.	40,840	1,575,607
F&G Annuities & Life, Inc.	38,596	1,234,300
First American Financial Corp.	8,406	516,044
Globe Life, Inc.	39,449	4,903,116
Hanover Insurance Group, Inc.	9,324	1,583,868
Kemper Corp.	16,808	1,084,788
Kinsale Capital Group, Inc.	2,800	1,354,920
Lincoln National Corp.	105,934	3,665,317
Mercury General Corp.	14,915	1,004,376
Old Republic International Corp.	72,674	2,793,589
Primerica, Inc.	8,134	2,226,032
RLI Corp.	11,944	862,596
Ryan Specialty Holdings, Inc.	20,379	1,385,568
Selective Insurance Group, Inc.	8,671	751,342
White Mountains Insurance Group Ltd.	1,209	2,171,026
Total Insurance		37,735,724
Interactive Media & Services — 0.3%
Match Group, Inc.	72,345	2,234,737
IT Services — 0.6%
ASGN, Inc.*	10,641	531,305
DXC Technology Co.*	109,489	1,674,087
Kyndryl Holdings, Inc.*	16,695	700,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

Investments	Shares	Value
Okta, Inc.*	17,959	$1,795,361
Total IT Services		4,701,275
Leisure Products — 0.9%
Acushnet Holdings Corp.(a)	9,886	719,898
Brunswick Corp.	18,940	1,046,246
Hasbro, Inc.	31,036	2,291,078
Mattel, Inc.*	102,616	2,023,587
Polaris, Inc.	14,267	579,954
Total Leisure Products		6,660,763
Life Sciences Tools & Services — 0.8%
Bio-Rad Laboratories, Inc., Class A*	3,420	825,314
Bio-Techne Corp.	14,733	758,013
Bruker Corp.	22,333	920,120
Charles River Laboratories International, Inc.*	9,935	1,507,437
Medpace Holdings, Inc.*	3,958	1,242,258
Repligen Corp.*	3,926	488,316
Sotera Health Co.*(a)	59,855	665,588
Total Life Sciences Tools & Services		6,407,046
Machinery — 4.3%
AGCO Corp.	26,285	2,711,561
Allison Transmission Holdings, Inc.	23,231	2,206,713
Chart Industries, Inc.*	7,507	1,236,028
Crane Co.	5,810	1,103,261
Donaldson Co., Inc.	21,687	1,503,993
Enpro, Inc.	2,762	529,061
Esab Corp.	8,785	1,059,032
ESCO Technologies, Inc.	2,985	572,732
Federal Signal Corp.	7,475	795,489
Flowserve Corp.	21,321	1,116,154
Franklin Electric Co., Inc.	6,466	580,259
Gates Industrial Corp. PLC*	61,054	1,406,074
ITT, Inc.	11,339	1,778,295
JBT Marel Corp.	4,707	566,064
Kadant, Inc.	1,167	370,464
Lincoln Electric Holdings, Inc.	9,128	1,892,417
Middleby Corp.*	13,153	1,894,032
Mueller Industries, Inc.	28,056	2,229,610
Mueller Water Products, Inc., Class A	22,581	542,847
Oshkosh Corp.	25,676	2,915,253
RBC Bearings, Inc.*	3,124	1,202,115
SPX Technologies, Inc.*	5,459	915,365
Timken Co.	20,659	1,498,810
Toro Co.	17,857	1,262,133
Watts Water Technologies, Inc., Class A	5,076	1,248,138
Total Machinery		33,135,900
Marine Transportation — 0.3%
Kirby Corp.*	9,586	1,087,149
Matson, Inc.	10,155	1,130,759
Total Marine Transportation		2,217,908
Media — 3.2%
Fox Corp., Class A	139,965	7,843,639
Interpublic Group of Cos., Inc.	140,222	3,432,634
Liberty Broadband Corp., Class C*	34,131	3,357,808
New York Times Co., Class A	21,756	1,217,901
News Corp., Class A	55,185	1,640,098
Nexstar Media Group, Inc.	12,513	2,164,123
Paramount Global, Class B	381,633	4,923,066
Total Media		24,579,269
Metals & Mining — 0.7%
Carpenter Technology Corp.	5,496	1,518,985
Commercial Metals Co.	32,084	1,569,228
Royal Gold, Inc.	7,266	1,292,185
Warrior Met Coal, Inc.	21,625	991,074
Total Metals & Mining		5,371,472
Multi-Utilities — 0.1%
Black Hills Corp.	15,263	856,254
Office REITs — 0.4%
BXP, Inc.	17,150	1,157,111
COPT Defense Properties	15,512	427,821
Cousins Properties, Inc.	13,209	396,666
Kilroy Realty Corp.	16,142	553,832
Vornado Realty Trust	12,896	493,143
Total Office REITs		3,028,573
Oil, Gas & Consumable Fuels — 4.7%
Antero Midstream Corp.	96,599	1,830,551
APA Corp.(a)	235,017	4,298,461
California Resources Corp.	20,409	932,079
Chord Energy Corp.	27,500	2,663,375
Civitas Resources, Inc.	65,077	1,790,919
CNX Resources Corp.*(a)	32,405	1,091,400
Core Natural Resources, Inc.	12,440	867,566
DT Midstream, Inc.	14,102	1,549,951
Magnolia Oil & Gas Corp., Class A	53,362	1,199,578
Matador Resources Co.	59,502	2,839,435
Murphy Oil Corp.	61,162	1,376,145
Northern Oil & Gas, Inc.	52,085	1,476,610
Ovintiv, Inc.	163,536	6,222,545
Permian Resources Corp.	246,930	3,363,187
Range Resources Corp.	59,830	2,433,286
SM Energy Co.	66,896	1,653,000
Total Oil, Gas & Consumable Fuels		35,588,088
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	12,820	1,102,392
Sylvamo Corp.	11,694	585,869
Total Paper & Forest Products		1,688,261
Passenger Airlines — 0.7%
Alaska Air Group, Inc.*	37,301	1,845,654
American Airlines Group, Inc.*	239,778	2,690,309
SkyWest, Inc.*	7,972	820,877
Total Passenger Airlines		5,356,840
Personal Care Products — 0.4%
BellRing Brands, Inc.*	12,538	726,326
Coty, Inc., Class A*	185,405	862,133
elf Beauty, Inc.*	5,083	632,529
Inter Parfums, Inc.	4,307	565,552
Total Personal Care Products		2,786,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

Investments	Shares	Value
Pharmaceuticals — 1.3%
Corcept Therapeutics, Inc.*	9,027	$662,582
Elanco Animal Health, Inc.*(a)	129,474	1,848,889
Jazz Pharmaceuticals PLC*	38,313	4,065,775
Organon & Co.	164,719	1,594,480
Perrigo Co. PLC	45,602	1,218,485
Prestige Consumer Healthcare, Inc.*	9,162	731,586
Total Pharmaceuticals		10,121,797
Professional Services — 2.9%
Alight, Inc., Class A	161,712	915,290
CACI International, Inc., Class A*	4,207	2,005,477
CBIZ, Inc.*	5,492	393,831
Clarivate PLC*(a)	335,021	1,440,590
Dayforce, Inc.*	13,671	757,237
Dun & Bradstreet Holdings, Inc.	131,990	1,199,789
ExlService Holdings, Inc.*	19,419	850,358
Exponent, Inc.	4,730	353,378
FTI Consulting, Inc.*	5,706	921,519
Genpact Ltd.	47,840	2,105,439
KBR, Inc.	26,479	1,269,403
Korn Ferry	11,935	875,194
Maximus, Inc.	19,086	1,339,837
Parsons Corp.*	13,178	945,785
Paycom Software, Inc.	7,177	1,660,758
Paylocity Holding Corp.*	7,196	1,303,843
Robert Half, Inc.	14,017	575,398
Science Applications International Corp.	12,141	1,367,198
TriNet Group, Inc.	13,334	975,249
Verra Mobility Corp.*	30,793	781,834
Total Professional Services		22,037,407
Real Estate Management & Development — 0.3%
Howard Hughes Holdings, Inc.*	4,397	296,797
Jones Lang LaSalle, Inc.*	8,005	2,047,519
Total Real Estate Management & Development		2,344,316
Residential REITs — 0.0%
Independence Realty Trust, Inc.	16,796	297,121
Retail REITs — 0.7%
Agree Realty Corp.	10,096	737,614
Brixmor Property Group, Inc.	42,789	1,114,226
Federal Realty Investment Trust	9,308	884,167
Macerich Co.	16,692	270,076
NNN REIT, Inc.	34,345	1,483,017
Phillips Edison & Co., Inc.	9,489	332,400
Tanger, Inc.	11,157	341,181
Total Retail REITs		5,162,681
Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.	51,836	1,088,038
Cirrus Logic, Inc.*	15,173	1,581,861
Credo Technology Group Holding Ltd.*	7,809	723,035
Impinj, Inc.*(a)	1,939	215,365
Lattice Semiconductor Corp.*	10,630	520,764
MACOM Technology Solutions Holdings, Inc.*	5,326	763,162
MKS, Inc.	12,397	1,231,766
Onto Innovation, Inc.*	5,330	537,957
Power Integrations, Inc.	4,895	273,630
Qorvo, Inc.*	32,253	2,738,602
Rambus, Inc.*	13,030	834,181
Semtech Corp.*	4,778	215,679
SiTime Corp.*	1,461	311,310
Universal Display Corp.	5,491	848,140
Total Semiconductors & Semiconductor Equipment		11,883,490
Software — 3.0%
ACI Worldwide, Inc.*	14,935	685,666
Agilysys, Inc.*	1,924	220,567
Alkami Technology, Inc.*	6,654	200,552
Appfolio, Inc., Class A*	2,232	513,985
Bill Holdings, Inc.*	10,799	499,562
Blackbaud, Inc.*	10,177	653,465
BlackLine, Inc.*	10,295	582,903
Box, Inc., Class A*	28,661	979,346
CCC Intelligent Solutions Holdings, Inc.*	68,788	647,295
Clearwater Analytics Holdings, Inc., Class A*	14,412	316,055
CommVault Systems, Inc.*	3,398	592,373
Confluent, Inc., Class A*	16,651	415,109
Dolby Laboratories, Inc., Class A	12,328	915,477
Dropbox, Inc., Class A*	99,558	2,847,359
Elastic NV*	6,824	575,468
Freshworks, Inc., Class A*	25,712	383,366
Gitlab, Inc., Class A*(a)	9,050	408,246
Informatica, Inc., Class A*	44,950	1,094,533
Intapp, Inc.*	5,569	287,472
InterDigital, Inc.	4,935	1,106,575
Life360, Inc.*	7,418	484,025
MARA Holdings, Inc.*(a)	27,124	425,304
nCino, Inc.*(a)	7,929	221,774
Pegasystems, Inc.	21,825	1,181,387
Procore Technologies, Inc.*	9,932	679,547
Q2 Holdings, Inc.*	4,032	377,355
Qualys, Inc.*	5,155	736,495
Samsara, Inc., Class A*	15,469	615,357
SPS Commerce, Inc.*	2,846	387,312
Tenable Holdings, Inc.*	11,820	399,280
UiPath, Inc., Class A*	72,975	934,080
Unity Software, Inc.*	73,252	1,772,698
Varonis Systems, Inc.*	8,584	435,638
Workiva, Inc.*	3,499	239,507
Total Software		22,815,133
Specialized REITs — 0.4%
CubeSmart	31,146	1,323,705
Lamar Advertising Co., Class A	14,527	1,762,997
Rayonier, Inc.	11,013	244,268
Total Specialized REITs		3,330,970
Specialty Retail — 4.3%
Abercrombie & Fitch Co., Class A*	12,545	1,039,353
Asbury Automotive Group, Inc.*	7,814	1,863,952
AutoNation, Inc.*	15,139	3,007,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

Investments	Shares	Value
Bath & Body Works, Inc.	73,505	$2,202,210
Boot Barn Holdings, Inc.*	4,001	608,152
CarMax, Inc.*	18,819	1,264,825
Chewy, Inc., Class A*	40,303	1,717,714
Dick's Sporting Goods, Inc.	21,130	4,179,725
Floor & Decor Holdings, Inc., Class A*	8,259	627,354
Gap, Inc.	120,499	2,628,083
Group 1 Automotive, Inc.	4,478	1,955,587
Lithia Motors, Inc.	8,117	2,742,085
Murphy USA, Inc.	3,363	1,368,068
Penske Automotive Group, Inc.	20,911	3,592,719
Signet Jewelers Ltd.	18,087	1,438,821
Urban Outfitters, Inc.*	25,272	1,833,231
Valvoline, Inc.*	19,433	735,928
Wayfair, Inc., Class A*	6,478	331,285
Total Specialty Retail		33,136,454
Textiles, Apparel & Luxury Goods — 1.5%
Columbia Sportswear Co.	9,147	558,699
Crocs, Inc.*	26,762	2,710,455
Kontoor Brands, Inc.	11,020	726,990
PVH Corp.	23,779	1,631,239
Ralph Lauren Corp.	11,665	3,199,476
Skechers USA, Inc., Class A*	33,629	2,121,990
VF Corp.(a)	36,400	427,700
Total Textiles, Apparel & Luxury Goods		11,376,549
Trading Companies & Distributors — 1.8%
Air Lease Corp.	35,596	2,082,010
Applied Industrial Technologies, Inc.	4,816	1,119,479
Boise Cascade Co.	10,443	906,661
Core & Main, Inc., Class A*	30,436	1,836,813
GATX Corp.	6,411	984,473
GMS, Inc.*	11,634	1,265,197
Herc Holdings, Inc.	5,754	757,744
MSC Industrial Direct Co., Inc., Class A	12,008	1,020,920
Rush Enterprises, Inc., Class A	18,623	959,271
SiteOne Landscape Supply, Inc.*	4,335	524,275
WESCO International, Inc.	10,788	1,997,938
Total Trading Companies & Distributors		13,454,781
Water Utilities — 0.2%
Essential Utilities, Inc.	46,740	1,735,924
Total United States		747,012,344
Jersey — 1.0%
Automobile Components — 1.0%
Aptiv PLC*	106,090	7,237,460
Puerto Rico — 0.3%
Banks — 0.3%
Popular, Inc.	22,779	2,510,474
Sweden — 0.4%
Automobile Components — 0.4%
Autoliv, Inc.	28,591	3,199,333
Thailand — 0.2%
Electronic Equipment, Instruments & Components — 0.2%
Fabrinet*	5,271	1,553,258
United Kingdom — 0.4%
Energy Equipment & Services — 0.4%
TechnipFMC PLC	76,624	2,638,930
TOTAL COMMON STOCKS (COST: $700,915,462)		764,151,799
EXCHANGE-TRADED FUND — 0.1%
United States — 0.1%
WisdomTree U.S. MidCap Dividend Fund(b)
(Cost: $924,012)	18,832	943,860
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $366,362)	366,362	366,362
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.8%
United States — 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)
(Cost: $6,428,058)	6,428,058	6,428,058
TOTAL INVESTMENTS IN SECURITIES — 100.8% (Cost: $708,633,894)		771,890,079
Other Liabilities less Assets — (0.8)%		(6,451,255)
NET ASSETS — 100.0%		$765,438,824

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,932,780 and the total market value of the collateral held by the Fund was $19,320,581. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,892,523.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Fund (EZM)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income
WisdomTree U.S. MidCap Dividend Fund	$2,167,243	$981,860	$2,200,949	$(56,364)	$52,070	$943,860	$15,559

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$764,151,799	$–	$–	$764,151,799
Exchange-Traded Fund	943,860	–	–	943,860
Mutual Fund	–	366,362	–	366,362
Investment of Cash Collateral for Securities Loaned	–	6,428,058	–	6,428,058
Total Investments in Securities	$765,095,659	$6,794,420	$–	$771,890,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 97.8%
Aerospace & Defense — 3.4%
ATI, Inc.*	172	$14,851
Leonardo DRS, Inc.	305	14,177
Woodward, Inc.	69	16,911
Total Aerospace & Defense		45,939
Automobile Components — 0.5%
Gentex Corp.	301	6,619
Beverages — 1.8%
Celsius Holdings, Inc.*	266	12,340
Coca-Cola Consolidated, Inc.	101	11,276
Total Beverages		23,616
Biotechnology — 3.7%
Exelixis, Inc.*	352	15,514
Halozyme Therapeutics, Inc.*	163	8,479
Neurocrine Biosciences, Inc.*	123	15,460
Roivant Sciences Ltd.*	914	10,301
Total Biotechnology		49,754
Broadline Retail — 0.4%
Etsy, Inc.*	119	5,969
Building Products — 5.6%
AAON, Inc.(a)	102	7,522
Advanced Drainage Systems, Inc.(a)	96	11,027
Allegion PLC	115	16,574
Armstrong World Industries, Inc.	57	9,259
CSW Industrials, Inc.	20	5,737
Masco Corp.	273	17,570
Simpson Manufacturing Co., Inc.	49	7,610
Total Building Products		75,299
Capital Markets — 4.7%
Evercore, Inc., Class A	48	12,961
Hamilton Lane, Inc., Class A	58	8,243
MarketAxess Holdings, Inc.	45	10,050
Morningstar, Inc.	54	16,952
SEI Investments Co.	157	14,108
Total Capital Markets		62,314
Chemicals — 1.3%
Albemarle Corp.	136	8,523
NewMarket Corp.	12	8,290
Total Chemicals		16,813
Commercial Services & Supplies — 2.7%
Clean Harbors, Inc.*	68	15,720
MSA Safety, Inc.	50	8,376
Tetra Tech, Inc.	336	12,083
Total Commercial Services & Supplies		36,179
Construction & Engineering — 3.4%
API Group Corp.*	344	17,561
Dycom Industries, Inc.*	35	8,554
Fluor Corp.*	215	11,023
Sterling Infrastructure, Inc.*(a)	37	8,537
Total Construction & Engineering		45,675
Construction Materials — 1.1%
Eagle Materials, Inc.	41	8,287
Knife River Corp.*(a)	74	6,041
Total Construction Materials		14,328
Consumer Finance — 0.6%
FirstCash Holdings, Inc.	58	7,838
Consumer Staples Distribution & Retail — 2.4%
Maplebear, Inc.*(a)	320	14,477
Performance Food Group Co.*	200	17,494
Total Consumer Staples Distribution & Retail		31,971
Diversified Consumer Services — 1.1%
Grand Canyon Education, Inc.*	36	6,804
Stride, Inc.*	56	8,131
Total Diversified Consumer Services		14,935
Electrical Equipment — 1.9%
NEXTracker, Inc., Class A*	175	9,515
nVent Electric PLC	212	15,529
Total Electrical Equipment		25,044
Electronic Equipment, Instruments & Components — 0.7%
Badger Meter, Inc.	37	9,063
Entertainment — 1.3%
TKO Group Holdings, Inc.	96	17,467
Financial Services — 1.8%
Jack Henry & Associates, Inc.	90	16,216
Shift4 Payments, Inc., Class A*(a)	84	8,325
Total Financial Services		24,541
Food Products — 1.7%
Lamb Weston Holdings, Inc.	170	8,814
Pilgrim's Pride Corp.	306	13,764
Total Food Products		22,578
Ground Transportation — 0.7%
Saia, Inc.*	34	9,316
Health Care Equipment & Supplies — 2.1%
Globus Medical, Inc., Class A*	142	8,381
Lantheus Holdings, Inc.*(a)	82	6,713
Penumbra, Inc.*	50	12,831
Total Health Care Equipment & Supplies		27,925
Health Care Providers & Services — 3.7%
Chemed Corp.	19	9,252
Ensign Group, Inc.	68	10,490
HealthEquity, Inc.*	97	10,162
Hims & Hers Health, Inc.*(a)	258	12,861
Option Care Health, Inc.*	220	7,145
Total Health Care Providers & Services		49,910
Health Care Technology — 0.7%
Doximity, Inc., Class A*	158	9,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

June 30, 2025

Investments	Shares	Value
Hotels, Restaurants & Leisure — 8.0%
Brinker International, Inc.*	54	$9,738
Cava Group, Inc.*(a)	144	12,129
Choice Hotels International, Inc.	58	7,359
Churchill Downs, Inc.	89	8,989
Dutch Bros, Inc., Class A*	139	9,503
Hyatt Hotels Corp., Class A(a)	55	7,681
Planet Fitness, Inc., Class A*	103	11,232
Texas Roadhouse, Inc.	83	15,555
Wingstop, Inc.	34	11,449
Wynn Resorts Ltd.	141	13,208
Total Hotels, Restaurants & Leisure		106,843
Household Durables — 1.9%
Toll Brothers, Inc.	124	14,152
TopBuild Corp.*(a)	35	11,331
Total Household Durables		25,483
Insurance — 1.7%
Kinsale Capital Group, Inc.	29	14,033
RLI Corp.	116	8,378
Total Insurance		22,411
Interactive Media & Services — 0.7%
Match Group, Inc.	301	9,298
IT Services — 1.4%
MongoDB, Inc.*	89	18,689
Life Sciences Tools & Services — 0.8%
Medpace Holdings, Inc.*	35	10,985
Machinery — 4.7%
Allison Transmission Holdings, Inc.	109	10,354
Donaldson Co., Inc.	153	10,610
Esab Corp.	77	9,282
Federal Signal Corp.	74	7,875
Lincoln Electric Holdings, Inc.	68	14,098
Mueller Industries, Inc.	142	11,285
Total Machinery		63,504
Metals & Mining — 1.2%
Carpenter Technology Corp.	59	16,306
Oil, Gas & Consumable Fuels — 5.2%
APA Corp.	428	7,828
Chord Energy Corp.	70	6,780
HF Sinclair Corp.	253	10,393
Matador Resources Co.	149	7,110
Ovintiv, Inc.	324	12,328
Permian Resources Corp.	849	11,563
Range Resources Corp.	328	13,340
Total Oil, Gas & Consumable Fuels		69,342
Passenger Airlines — 0.6%
Alaska Air Group, Inc.*	157	7,768
Personal Care Products — 1.3%
BellRing Brands, Inc.*	159	9,211
elf Beauty, Inc.*	68	8,462
Total Personal Care Products		17,673
Pharmaceuticals — 0.8%
Corcept Therapeutics, Inc.*	144	10,570
Professional Services — 5.9%
Booz Allen Hamilton Holding Corp.	164	17,077
ExlService Holdings, Inc.*	197	8,627
FTI Consulting, Inc.*	46	7,429
Genpact Ltd.	224	9,858
Parsons Corp.*(a)	128	9,187
Paycom Software, Inc.	65	15,041
Paylocity Holding Corp.*	68	12,321
Total Professional Services		79,540
Semiconductors & Semiconductor Equipment — 2.9%
Credo Technology Group Holding Ltd.*	175	16,203
Enphase Energy, Inc.*	148	5,868
Rambus, Inc.*	127	8,131
Universal Display Corp.	57	8,804
Total Semiconductors & Semiconductor Equipment		39,006
Software — 7.8%
Bentley Systems, Inc., Class B	358	19,321
Box, Inc., Class A*	175	5,980
CCC Intelligent Solutions Holdings, Inc.*(a)	830	7,810
Clearwater Analytics Holdings, Inc., Class A*	276	6,053
Dropbox, Inc., Class A*	264	7,550
Elastic NV*	126	10,626
InterDigital, Inc.	31	6,951
Manhattan Associates, Inc.*	76	15,008
Procore Technologies, Inc.*	189	12,931
Qualys, Inc.*	47	6,715
SPS Commerce, Inc.*	45	6,124
Total Software		105,069
Specialty Retail — 2.1%
Chewy, Inc., Class A*	208	8,865
Five Below, Inc.*	67	8,789
Murphy USA, Inc.	26	10,577
Total Specialty Retail		28,231
Textiles, Apparel & Luxury Goods — 0.6%
Crocs, Inc.*	75	7,596
Trading Companies & Distributors — 2.9%
Applied Industrial Technologies, Inc.(a)	46	10,693
Core & Main, Inc., Class A*	223	13,458
FTAI Aviation Ltd.	123	14,150
Total Trading Companies & Distributors		38,301
Total United States		1,309,400
Bermuda — 1.1%
Insurance — 1.1%
RenaissanceRe Holdings Ltd.	62	15,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Quality Growth Fund (QMID)

June 30, 2025

Investments	Shares	Value
Thailand — 1.0%
Electronic Equipment, Instruments & Components — 1.0%
Fabrinet*	45	$13,260
TOTAL COMMON STOCKS (COST: $1,288,214)		1,337,720
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $1,493)	1,493	1,493
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.6%
United States — 1.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $21,450)	21,450	21,450
TOTAL INVESTMENTS IN SECURITIES — 101.6% (Cost: $1,311,157)		1,360,663
Other Liabilities less Assets — (1.6)%		(21,539)
NET ASSETS — 100.0%		$1,339,124

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $131,162 and the total market value of the collateral held by the Fund was $132,845. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $111,395.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,337,720	$–	$–	$1,337,720
Mutual Fund	–	1,493	–	1,493
Investment of Cash Collateral for Securities Loaned	–	21,450	–	21,450
Total Investments in Securities	$1,337,720	$22,943	$–	$1,360,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 99.9%
Aerospace & Defense — 1.6%
General Dynamics Corp.	5,949	$1,735,085
L3Harris Technologies, Inc.	6,458	1,619,925
Lockheed Martin Corp.	3,250	1,505,205
Northrop Grumman Corp.	3,045	1,522,439
Total Aerospace & Defense		6,382,654
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	13,057	1,252,819
Automobile Components — 0.4%
BorgWarner, Inc.	43,728	1,464,013
Automobiles — 0.6%
Ford Motor Co.	111,027	1,204,643
General Motors Co.	25,718	1,265,583
Total Automobiles		2,470,226
Banks — 0.4%
BOK Financial Corp.	18,478	1,804,007
Beverages — 0.6%
Molson Coors Beverage Co., Class B	24,841	1,194,604
Monster Beverage Corp.*	20,081	1,257,874
Total Beverages		2,452,478
Biotechnology — 2.1%
AbbVie, Inc.	7,083	1,314,747
Amgen, Inc.	5,060	1,412,803
BioMarin Pharmaceutical, Inc.*	19,062	1,047,838
Exelixis, Inc.*	25,676	1,131,670
Gilead Sciences, Inc.	14,066	1,559,497
Halozyme Therapeutics, Inc.*	15,056	783,213
United Therapeutics Corp.*	3,961	1,138,193
Total Biotechnology		8,387,961
Broadline Retail — 0.4%
eBay, Inc.	21,780	1,621,739
Building Products — 0.6%
AO Smith Corp.	22,542	1,478,079
Carlisle Cos., Inc.	3,160	1,179,944
Total Building Products		2,658,023
Capital Markets — 3.7%
Bank of New York Mellon Corp.	21,453	1,954,583
Cboe Global Markets, Inc.	9,903	2,309,479
Charles Schwab Corp.	18,219	1,662,301
CME Group, Inc.	7,695	2,120,896
MarketAxess Holdings, Inc.	7,471	1,668,573
Northern Trust Corp.	15,806	2,004,043
Raymond James Financial, Inc.	10,763	1,650,721
SEI Investments Co.	21,302	1,914,198
Total Capital Markets		15,284,794
Chemicals — 1.1%
CF Industries Holdings, Inc.	13,834	1,272,728
Ecolab, Inc.	5,702	1,536,347
NewMarket Corp.	2,470	1,706,424
Total Chemicals		4,515,499
Commercial Services & Supplies — 1.6%
MSA Safety, Inc.(a)	9,608	1,609,628
Republic Services, Inc.	6,819	1,681,633
Veralto Corp.	16,345	1,650,028
Waste Management, Inc.	6,763	1,547,510
Total Commercial Services & Supplies		6,488,799
Communications Equipment — 4.7%
F5, Inc.*	14,513	4,271,466
Juniper Networks, Inc.	166,661	6,654,774
Motorola Solutions, Inc.	13,292	5,588,754
Ubiquiti, Inc.(a)	6,188	2,547,290
Total Communications Equipment		19,062,284
Construction & Engineering — 0.6%
AECOM	13,232	1,493,364
Valmont Industries, Inc.	3,393	1,108,052
Total Construction & Engineering		2,601,416
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A	62,591	1,346,332
BJ's Wholesale Club Holdings, Inc.*	10,152	1,094,690
Kroger Co.	21,493	1,541,693
Sysco Corp.	20,039	1,517,754
Total Consumer Staples Distribution & Retail		5,500,469
Containers & Packaging — 0.4%
Crown Holdings, Inc.	15,698	1,616,580
Distributors — 0.3%
LKQ Corp.	34,802	1,288,022
Diversified Consumer Services — 1.7%
ADT, Inc.	163,694	1,386,488
Bright Horizons Family Solutions, Inc.*	9,668	1,194,868
H&R Block, Inc.	28,418	1,559,864
Service Corp. International	21,997	1,790,556
Stride, Inc.*	7,740	1,123,771
Total Diversified Consumer Services		7,055,547
Diversified REITs — 0.4%
WP Carey, Inc.	23,684	1,477,408
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	137,394	3,976,182
Verizon Communications, Inc.	95,440	4,129,689
Total Diversified Telecommunication Services		8,105,871
Electric Utilities — 1.8%
American Electric Power Co., Inc.	13,732	1,424,832
Duke Energy Corp.	12,262	1,446,916
Evergy, Inc.	21,908	1,510,118
Exelon Corp.	33,313	1,446,451
FirstEnergy Corp.	34,101	1,372,906
Total Electric Utilities		7,201,223

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2025

Investments	Shares	Value
Electrical Equipment — 0.2%
NEXTracker, Inc., Class A*	14,389	$782,330
Entertainment — 2.4%
Electronic Arts, Inc.	22,821	3,644,514
Netflix, Inc.*	2,294	3,071,964
Walt Disney Co.	25,294	3,136,709
Total Entertainment		9,853,187
Financial Services — 2.3%
Berkshire Hathaway, Inc., Class B*	4,238	2,058,693
Fidelity National Information Services, Inc.	21,865	1,780,030
Fiserv, Inc.*	8,221	1,417,382
Jack Henry & Associates, Inc.	11,910	2,145,825
MGIC Investment Corp.	72,363	2,014,586
Total Financial Services		9,416,516
Food Products — 2.2%
Conagra Brands, Inc.	58,662	1,200,811
General Mills, Inc.	24,885	1,289,292
Ingredion, Inc.	10,071	1,365,829
Kraft Heinz Co.	51,463	1,328,775
Pilgrim's Pride Corp.	23,835	1,072,098
Post Holdings, Inc.*	13,518	1,473,868
Tyson Foods, Inc., Class A	23,995	1,342,280
Total Food Products		9,072,953
Gas Utilities — 0.7%
National Fuel Gas Co.	16,675	1,412,539
UGI Corp.	34,512	1,256,927
Total Gas Utilities		2,669,466
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	12,330	1,677,003
Hologic, Inc.*	20,576	1,340,732
ResMed, Inc.	4,530	1,168,740
Zimmer Biomet Holdings, Inc.	15,443	1,408,556
Total Health Care Equipment & Supplies		5,595,031
Health Care Providers & Services — 4.4%
Cardinal Health, Inc.	10,068	1,691,424
Cencora, Inc.	5,746	1,722,938
Chemed Corp.	2,660	1,295,234
Cigna Group	4,254	1,406,287
DaVita, Inc.*	9,226	1,314,244
Encompass Health Corp.	12,490	1,531,649
Ensign Group, Inc.	9,269	1,429,836
HCA Healthcare, Inc.	3,589	1,374,946
Henry Schein, Inc.*(a)	18,404	1,344,412
McKesson Corp.	1,861	1,363,703
Quest Diagnostics, Inc.	8,879	1,594,935
Tenet Healthcare Corp.*	5,116	900,416
Universal Health Services, Inc., Class B	6,200	1,123,130
Total Health Care Providers & Services		18,093,154
Hotels, Restaurants & Leisure — 3.3%
Boyd Gaming Corp.	19,592	1,532,682
Brinker International, Inc.*	5,806	1,046,996
Darden Restaurants, Inc.	6,460	1,408,086
Expedia Group, Inc.	5,542	934,825
Life Time Group Holdings, Inc.*	36,822	1,116,811
Light & Wonder, Inc.*	11,140	1,072,336
McDonald's Corp.	5,999	1,752,728
Planet Fitness, Inc., Class A*	13,415	1,462,906
Texas Roadhouse, Inc.	7,810	1,463,672
Yum! Brands, Inc.	12,299	1,822,466
Total Hotels, Restaurants & Leisure		13,613,508
Household Durables — 0.7%
NVR, Inc.*	216	1,595,303
PulteGroup, Inc.	12,070	1,272,902
Total Household Durables		2,868,205
Household Products — 1.1%
Clorox Co.	11,598	1,392,572
Colgate-Palmolive Co.	16,489	1,498,850
Kimberly-Clark Corp.	11,195	1,443,259
Total Household Products		4,334,681
Insurance — 7.5%
Allstate Corp.	10,253	2,064,032
Assurant, Inc.	9,143	1,805,651
Brown & Brown, Inc.	19,307	2,140,567
CNA Financial Corp.	43,882	2,041,830
Fidelity National Financial, Inc.	35,971	2,016,534
Globe Life, Inc.	15,949	1,982,301
Hanover Insurance Group, Inc.	12,566	2,134,586
Hartford Insurance Group, Inc.	16,960	2,151,715
Loews Corp.	23,804	2,181,875
Marsh & McLennan Cos., Inc.	9,172	2,005,366
Old Republic International Corp.	56,448	2,169,861
Progressive Corp.	7,472	1,993,978
RLI Corp.	26,055	1,881,692
Travelers Cos., Inc.	7,363	1,969,897
WR Berkley Corp.	28,119	2,065,903
Total Insurance		30,605,788
Interactive Media & Services — 0.6%
Match Group, Inc.	74,164	2,290,926
IT Services — 7.7%
Cognizant Technology Solutions Corp., Class A	63,402	4,947,258
Gartner, Inc.*	12,208	4,934,718
GoDaddy, Inc., Class A*	24,919	4,486,915
International Business Machines Corp.	18,277	5,387,694
Okta, Inc.*	24,544	2,453,664
Twilio, Inc., Class A*	21,873	2,720,126
VeriSign, Inc.	22,850	6,599,080
Total IT Services		31,529,455
Leisure Products — 0.3%
Mattel, Inc.*	52,458	1,034,472
Machinery — 0.5%
Allison Transmission Holdings, Inc.	11,320	1,075,287
Toro Co.	15,416	1,089,603
Total Machinery		2,164,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2025

Investments	Shares	Value
Media — 4.1%
Charter Communications, Inc., Class A*	6,131	$2,506,414
Comcast Corp., Class A	96,990	3,461,573
Fox Corp., Class A	68,872	3,859,587
New York Times Co., Class A	68,708	3,846,274
Paramount Global, Class B(a)	237,003	3,057,339
Total Media		16,731,187
Metals & Mining — 0.6%
Newmont Corp.	21,236	1,237,210
Royal Gold, Inc.	7,292	1,296,809
Total Metals & Mining		2,534,019
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp.	176,155	3,338,137
Cheniere Energy, Inc.	11,756	2,862,821
EOG Resources, Inc.	25,681	3,071,705
Exxon Mobil Corp.	32,580	3,512,124
Total Oil, Gas & Consumable Fuels		12,784,787
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	28,109	1,301,166
Johnson & Johnson	10,760	1,643,590
Merck & Co., Inc.	18,052	1,428,996
Pfizer, Inc.	64,483	1,563,068
Zoetis, Inc.	8,342	1,300,935
Total Pharmaceuticals		7,237,755
Professional Services — 3.0%
Booz Allen Hamilton Holding Corp.	11,053	1,150,949
Broadridge Financial Solutions, Inc.	6,824	1,658,437
CACI International, Inc., Class A*	2,865	1,365,746
ExlService Holdings, Inc.*	30,441	1,333,011
KBR, Inc.	23,012	1,103,195
Leidos Holdings, Inc.	10,072	1,588,959
Parsons Corp.*	15,477	1,110,784
UL Solutions, Inc., Class A	18,237	1,328,748
Verisk Analytics, Inc.	5,292	1,648,458
Total Professional Services		12,288,287
Residential REITs — 0.3%
American Homes 4 Rent, Class A	39,403	1,421,266
Retail REITs — 0.4%
NNN REIT, Inc.	38,186	1,648,871
Semiconductors & Semiconductor Equipment — 0.6%
First Solar, Inc.*	14,254	2,359,607
Software — 17.7%
Adobe, Inc.*	9,252	3,579,414
Appfolio, Inc., Class A*	14,599	3,361,858
AppLovin Corp., Class A*	5,204	1,821,816
Autodesk, Inc.*	14,670	4,541,392
Clearwater Analytics Holdings, Inc., Class A*	124,732	2,735,373
Docusign, Inc.*	31,291	2,437,256
Dolby Laboratories, Inc., Class A	59,582	4,424,559
Dropbox, Inc., Class A*	149,235	4,268,121
Dynatrace, Inc.*	69,720	3,849,241
Fortinet, Inc.*	28,884	3,053,616
Gen Digital, Inc.	157,832	4,640,261
Intuit, Inc.	5,146	4,053,144
Pegasystems, Inc.	54,826	2,967,731
PTC, Inc.*	27,104	4,671,103
Roper Technologies, Inc.	9,831	5,572,604
Salesforce, Inc.	12,624	3,442,439
Tyler Technologies, Inc.*	8,809	5,222,328
Workday, Inc., Class A*	14,252	3,420,480
Zoom Communications, Inc., Class A*	52,617	4,103,074
Total Software		72,165,810
Specialized REITs — 1.1%
American Tower Corp.	5,964	1,318,163
Gaming & Leisure Properties, Inc.	34,577	1,614,054
VICI Properties, Inc.	50,926	1,660,188
Total Specialized REITs		4,592,405
Specialty Retail — 3.0%
AutoZone, Inc.*	502	1,863,539
Chewy, Inc., Class A*	18,821	802,151
Gap, Inc.	36,401	793,906
Murphy USA, Inc.	3,638	1,479,938
O'Reilly Automotive, Inc.*	20,940	1,887,322
Ross Stores, Inc.	11,325	1,444,844
TJX Cos., Inc.	14,636	1,807,400
Ulta Beauty, Inc.*	2,350	1,099,377
Urban Outfitters, Inc.*	12,370	897,320
Total Specialty Retail		12,075,797
Technology Hardware, Storage & Peripherals — 0.7%
Western Digital Corp.	47,887	3,064,289
Tobacco — 0.4%
Altria Group, Inc.	24,755	1,451,386
Trading Companies & Distributors — 0.4%
WW Grainger, Inc.	1,448	1,506,267
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	14,161	3,374,000
TOTAL COMMON STOCKS (COST: $371,365,876)		407,852,127
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $412,243)	412,243	412,243

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2025

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.1%
United States — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $518,826)	518,826	$518,826
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $372,296,945)		408,783,196
Other Liabilities less Assets — (0.1)%		(301,257)
NET ASSETS — 100.0%		$408,481,939

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,164,167 and the total market value of the collateral held by the Fund was $2,197,137. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,678,311.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$407,852,127	$–	$–	$407,852,127
Mutual Fund	–	412,243	–	412,243
Investment of Cash Collateral for Securities Loaned	–	518,826	–	518,826
Total Investments in Securities	$407,852,127	$931,069	$–	$408,783,196

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.8%
Aerospace & Defense — 2.4%
BWX Technologies, Inc.	57,221	$8,243,257
General Dynamics Corp.	300,990	87,786,743
General Electric Co.	360,359	92,752,803
HEICO Corp., Class A	12,465	3,225,319
HEICO Corp.	17,446	5,722,288
Hexcel Corp.	94,359	5,330,340
Howmet Aerospace, Inc.	81,566	15,181,880
Lockheed Martin Corp.	319,813	148,118,193
Moog, Inc., Class A	17,680	3,199,550
Textron, Inc.	53,933	4,330,280
Woodward, Inc.	35,149	8,614,668
Total Aerospace & Defense		382,505,321
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	173,736	16,669,969
FedEx Corp.	263,923	59,992,337
Total Air Freight & Logistics		76,662,306
Automobile Components — 0.1%
Gentex Corp.	264,352	5,813,100
Lear Corp.	86,064	8,174,359
Total Automobile Components		13,987,459
Automobiles — 0.1%
Thor Industries, Inc.	86,294	7,663,770
Banks — 2.2%
Citigroup, Inc.	3,171,072	269,921,649
Citizens Financial Group, Inc.	770,184	34,465,734
Glacier Bancorp, Inc.	164,410	7,082,783
Old National Bancorp	535,555	11,428,744
ServisFirst Bancshares, Inc.	62,795	4,867,240
Valley National Bancorp	893,226	7,976,508
Western Alliance Bancorp	130,834	10,202,435
Total Banks		345,945,093
Beverages — 2.1%
Brown-Forman Corp., Class B(a)	366,090	9,851,482
Brown-Forman Corp., Class A	326,948	8,981,262
Coca-Cola Consolidated, Inc.	55,160	6,158,614
PepsiCo, Inc.	2,216,855	292,713,534
Primo Brands Corp.	301,421	8,928,090
Total Beverages		326,632,982
Biotechnology — 1.5%
Gilead Sciences, Inc.	1,995,627	221,255,166
Regeneron Pharmaceuticals, Inc.	26,223	13,767,075
Total Biotechnology		235,022,241
Broadline Retail — 0.2%
eBay, Inc.	464,635	34,596,722
Building Products — 0.7%
AAON, Inc.(a)	31,193	2,300,484
Advanced Drainage Systems, Inc.	46,660	5,359,368
AO Smith Corp.	166,906	10,944,026
Armstrong World Industries, Inc.	31,911	5,183,623
Carlisle Cos., Inc.(a)	27,545	10,285,303
Carrier Global Corp.	516,589	37,809,149
CSW Industrials, Inc.	7,592	2,177,613
Fortune Brands Innovations, Inc.	129,032	6,642,567
Lennox International, Inc.	17,926	10,275,900
Masco Corp.	188,583	12,137,202
Simpson Manufacturing Co., Inc.	25,850	4,014,764
UFP Industries, Inc.	48,330	4,802,069
Total Building Products		111,932,068
Capital Markets — 3.9%
Affiliated Managers Group, Inc.	14,984	2,948,402
Ameriprise Financial, Inc.	62,190	33,192,669
Blackrock, Inc.	154,774	162,396,619
Charles Schwab Corp.	1,201,873	109,658,892
Cohen & Steers, Inc.(a)	86,882	6,546,559
Evercore, Inc., Class A	32,729	8,837,485
FactSet Research Systems, Inc.	22,852	10,221,243
Hamilton Lane, Inc., Class A	39,060	5,551,207
Houlihan Lokey, Inc.	56,512	10,169,334
Jefferies Financial Group, Inc.	247,090	13,513,352
KKR & Co., Inc.	242,399	32,246,339
LPL Financial Holdings, Inc.	24,149	9,055,151
MarketAxess Holdings, Inc.	35,342	7,893,282
Moody's Corp.	72,486	36,358,253
Morningstar, Inc.	17,207	5,401,793
MSCI, Inc.	47,509	27,400,341
Nasdaq, Inc.	396,204	35,428,562
Piper Sandler Cos.	16,698	4,641,042
S&P Global, Inc.	123,375	65,054,404
SEI Investments Co.	116,993	10,512,991
Stifel Financial Corp.	107,958	11,203,881
Tradeweb Markets, Inc., Class A	39,401	5,768,306
Total Capital Markets		614,000,107
Chemicals — 1.7%
Air Products & Chemicals, Inc.	260,116	73,368,319
Cabot Corp.	67,511	5,063,325
Corteva, Inc.	444,724	33,145,280
DuPont de Nemours, Inc.	439,387	30,137,554
Eastman Chemical Co.	197,902	14,775,363
Ecolab, Inc.	147,397	39,714,648
FMC Corp.	192,556	8,039,213
NewMarket Corp.	15,248	10,534,233
Olin Corp.	149,475	3,002,953
RPM International, Inc.	114,719	12,600,735
Sherwin-Williams Co.	103,019	35,372,604
Total Chemicals		265,754,227
Commercial Services & Supplies — 1.1%
Cintas Corp.	158,831	35,398,665
Republic Services, Inc.	187,379	46,209,535
Rollins, Inc.(a)	394,435	22,254,023
Tetra Tech, Inc.	142,461	5,122,898
Waste Management, Inc.	291,521	66,705,835
Total Commercial Services & Supplies		175,690,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2025

Investments	Shares	Value
Communications Equipment — 0.2%
Motorola Solutions, Inc.	81,416	$34,232,171
Construction & Engineering — 0.1%
Arcosa, Inc.	28,212	2,446,262
Comfort Systems USA, Inc.	10,542	5,652,726
Quanta Services, Inc.	27,338	10,335,951
Total Construction & Engineering		18,434,939
Construction Materials — 0.2%
Eagle Materials, Inc.	16,166	3,267,310
Martin Marietta Materials, Inc.(a)	23,455	12,875,857
Vulcan Materials Co.	56,445	14,721,985
Total Construction Materials		30,865,152
Consumer Finance — 0.9%
American Express Co.	361,394	115,277,458
FirstCash Holdings, Inc.	60,971	8,239,621
OneMain Holdings, Inc.	198,084	11,290,788
SLM Corp.	342,761	11,239,133
Total Consumer Finance		146,047,000
Consumer Staples Distribution & Retail — 3.9%
Casey's General Stores, Inc.	16,354	8,344,956
Costco Wholesale Corp.	110,538	109,425,988
Sysco Corp.	684,539	51,846,984
Target Corp.	752,453	74,229,488
Walmart, Inc.	3,744,008	366,089,102
Total Consumer Staples Distribution & Retail		609,936,518
Containers & Packaging — 0.5%
AptarGroup, Inc.	47,501	7,430,582
Avery Dennison Corp.	89,906	15,775,806
International Paper Co.	588,470	27,558,050
Packaging Corp. of America	109,916	20,713,670
Silgan Holdings, Inc.	131,535	7,126,566
Total Containers & Packaging		78,604,674
Distributors — 0.1%
Pool Corp.(a)	35,381	10,312,854
Diversified Consumer Services — 0.1%
ADT, Inc.	1,393,953	11,806,782
Service Corp. International	132,023	10,746,672
Total Diversified Consumer Services		22,553,454
Electric Utilities — 0.2%
NRG Energy, Inc.	203,637	32,700,029
Electrical Equipment — 0.4%
Hubbell, Inc.(a)	37,310	15,237,777
Rockwell Automation, Inc.	118,253	39,280,099
Vertiv Holdings Co., Class A	64,103	8,231,466
Total Electrical Equipment		62,749,342
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	574,047	56,687,141
Avnet, Inc.	138,874	7,371,432
Badger Meter, Inc.	21,578	5,285,531
Belden, Inc.	24,460	2,832,468
CDW Corp.	115,579	20,641,254
Cognex Corp.	161,598	5,125,889
Jabil, Inc.(a)	36,114	7,876,463
Littelfuse, Inc.	27,843	6,312,843
Vontier Corp.	91,253	3,367,236
Total Electronic Equipment, Instruments & Components		115,500,257
Energy Equipment & Services — 0.0%
ChampionX Corp.	45,541	1,131,239
Halliburton Co.	163,738	3,336,980
Total Energy Equipment & Services		4,468,219
Entertainment — 0.1%
Electronic Arts, Inc.	77,621	12,396,074
Warner Music Group Corp., Class A	217,116	5,914,240
Total Entertainment		18,310,314
Financial Services — 2.6%
Jack Henry & Associates, Inc.(a)	64,977	11,706,906
Mastercard, Inc., Class A	252,908	142,119,121
PennyMac Financial Services, Inc.	56,729	5,652,478
Visa, Inc., Class A(a)	678,546	240,917,757
Voya Financial, Inc.	148,709	10,558,339
Total Financial Services		410,954,601
Food Products — 0.2%
Tyson Foods, Inc., Class A	479,145	26,803,371
Ground Transportation — 2.1%
CSX Corp.	1,478,708	48,250,242
JB Hunt Transport Services, Inc.	71,273	10,234,803
Landstar System, Inc.	40,996	5,699,264
Norfolk Southern Corp.	252,686	64,680,035
Old Dominion Freight Line, Inc.	64,383	10,449,361
Ryder System, Inc.	64,283	10,220,997
Schneider National, Inc., Class B(a)	132,448	3,198,619
Union Pacific Corp.	741,137	170,520,801
Total Ground Transportation		323,254,122
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	1,737,995	236,384,700
Baxter International, Inc.	627,482	19,000,155
GE HealthCare Technologies, Inc.	80,519	5,964,042
ResMed, Inc.(a)	77,419	19,974,102
Stryker Corp.	170,366	67,401,901
Total Health Care Equipment & Supplies		348,724,900
Health Care Providers & Services — 1.9%
Chemed Corp.	9,022	4,393,083
Encompass Health Corp.	60,678	7,440,943
Ensign Group, Inc.	21,855	3,371,352
HCA Healthcare, Inc.	116,414	44,598,203
McKesson Corp.	35,454	25,979,982
UnitedHealth Group, Inc.	646,137	201,575,360
Universal Health Services, Inc., Class B	27,059	4,901,738
Total Health Care Providers & Services		292,260,661
Hotels, Restaurants & Leisure — 2.9%
Aramark	220,277	9,222,998

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2025

Investments	Shares	Value
Boyd Gaming Corp.	88,657	$6,935,637
Churchill Downs, Inc.	27,388	2,766,188
Darden Restaurants, Inc.	190,620	41,549,441
Domino's Pizza, Inc.(a)	30,260	13,635,156
Expedia Group, Inc.	48,997	8,264,814
Hilton Worldwide Holdings, Inc.	45,519	12,123,531
Marriott International, Inc., Class A	138,415	37,816,362
McDonald's Corp.	885,908	258,835,740
Texas Roadhouse, Inc.	55,320	10,367,521
Wyndham Hotels & Resorts, Inc.	93,918	7,627,081
Yum! Brands, Inc.(a)	299,403	44,365,537
Total Hotels, Restaurants & Leisure		453,510,006
Household Durables — 0.1%
Installed Building Products, Inc.	21,006	3,787,802
KB Home(a)	95,025	5,033,474
Lennar Corp., Class B	38,548	4,057,177
PulteGroup, Inc.	95,500	10,071,430
Total Household Durables		22,949,883
Household Products — 3.8%
Colgate-Palmolive Co.	933,655	84,869,240
Kimberly-Clark Corp.(a)	548,646	70,731,442
Procter & Gamble Co.	2,818,147	448,987,180
Total Household Products		604,587,862
Independent Power & Renewable Electricity Producers — 0.1%
Vistra Corp.	112,746	21,851,302
Industrial Conglomerates — 1.7%
3M Co.	660,067	100,488,600
Honeywell International, Inc.	682,248	158,881,914
Total Industrial Conglomerates		259,370,514
Insurance — 1.5%
American International Group, Inc.	760,975	65,131,850
Erie Indemnity Co., Class A	34,693	12,031,186
Fidelity National Financial, Inc.	454,628	25,486,446
Hartford Insurance Group, Inc.	289,705	36,754,873
Kinsale Capital Group, Inc.	7,421	3,591,022
Marsh & McLennan Cos., Inc.	373,878	81,744,686
Ryan Specialty Holdings, Inc.(a)	71,260	4,844,967
Selective Insurance Group, Inc.	75,309	6,525,525
Total Insurance		236,110,555
Interactive Media & Services — 4.7%
Alphabet, Inc., Class A	1,366,734	240,859,533
Alphabet, Inc., Class C	1,281,052	227,245,814
Meta Platforms, Inc., Class A	377,883	278,911,664
Total Interactive Media & Services		747,017,011
Leisure Products — 0.0%
Brunswick Corp.	120,776	6,671,666
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	127,325	15,025,623
Bio-Techne Corp.	83,793	4,311,150
Bruker Corp.	64,443	2,655,052
Danaher Corp.	183,259	36,200,983
West Pharmaceutical Services, Inc.	16,468	3,603,198
Total Life Sciences Tools & Services		61,796,006
Machinery — 3.1%
Allison Transmission Holdings, Inc.	60,831	5,778,337
Crane Co.	33,445	6,350,871
Cummins, Inc.	144,944	47,469,160
Deere & Co.	191,442	97,346,343
Donaldson Co., Inc.	141,029	9,780,361
Dover Corp.	92,973	17,035,443
Federal Signal Corp.	47,731	5,079,533
Flowserve Corp.	149,797	7,841,873
Franklin Electric Co., Inc.	56,317	5,053,888
Graco, Inc.	138,516	11,908,221
IDEX Corp.	57,388	10,075,611
Illinois Tool Works, Inc.	347,592	85,942,122
ITT, Inc.	53,259	8,352,609
Lincoln Electric Holdings, Inc.	57,121	11,842,326
Nordson Corp.	47,360	10,152,563
Otis Worldwide Corp.	348,748	34,533,027
PACCAR, Inc.	312,275	29,684,861
Parker-Hannifin Corp.	68,997	48,192,335
Timken Co.(a)	105,877	7,681,376
Toro Co.	121,677	8,600,130
Xylem, Inc.	169,804	21,965,845
Total Machinery		490,666,835
Media — 0.3%
New York Times Co., Class A	139,145	7,789,337
News Corp., Class B(a)	171,537	5,885,434
News Corp., Class A	211,195	6,276,715
Nexstar Media Group, Inc.	53,308	9,219,619
Omnicom Group, Inc.(a)	306,405	22,042,776
Total Media		51,213,881
Metals & Mining — 0.3%
Carpenter Technology Corp.	25,627	7,082,790
Commercial Metals Co.	110,032	5,381,665
Royal Gold, Inc.	60,551	10,768,390
Steel Dynamics, Inc.	131,989	16,895,912
Total Metals & Mining		40,128,757
Oil, Gas & Consumable Fuels — 7.9%
California Resources Corp.	16,632	759,583
Chevron Corp.(a)	2,867,597	410,611,214
ConocoPhillips	477,409	42,842,684
Coterra Energy, Inc.	104,018	2,639,977
EOG Resources, Inc.	94,821	11,341,540
Exxon Mobil Corp.	6,493,307	699,978,495
Hess Corp.	52,057	7,211,977
Magnolia Oil & Gas Corp., Class A(a)	61,058	1,372,584
Marathon Petroleum Corp.(a)	61,589	10,230,549
Matador Resources Co.	27,999	1,336,112
Murphy Oil Corp.	48,613	1,093,792
Occidental Petroleum Corp.	154,780	6,502,308
ONEOK, Inc.	108,737	8,876,201
Phillips 66	76,650	9,144,345
Range Resources Corp.	66,471	2,703,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2025

Investments	Shares	Value
SM Energy Co.	37,604	$929,195
Targa Resources Corp.	43,313	7,539,927
Texas Pacific Land Corp.(a)	4,457	4,708,330
Valero Energy Corp.(a)	56,801	7,635,190
Total Oil, Gas & Consumable Fuels		1,237,457,379
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	59,618	5,126,552
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	364,689	17,935,405
Pharmaceuticals — 3.8%
Eli Lilly & Co.	314,044	244,806,719
Merck & Co., Inc.	4,031,132	319,104,409
Zoetis, Inc.	248,431	38,742,815
Total Pharmaceuticals		602,653,943
Professional Services — 2.0%
Automatic Data Processing, Inc.	440,723	135,918,973
Booz Allen Hamilton Holding Corp.	109,031	11,353,398
Broadridge Financial Solutions, Inc.	106,556	25,896,305
Equifax, Inc.(a)	49,275	12,780,457
KBR, Inc.	111,515	5,346,029
Paychex, Inc.	528,113	76,819,317
Paycom Software, Inc.	31,852	7,370,553
Robert Half, Inc.(a)	138,332	5,678,529
Science Applications International Corp.	54,049	6,086,458
TransUnion(a)	74,831	6,585,128
TriNet Group, Inc.	55,203	4,037,547
Verisk Analytics, Inc.	51,031	15,896,156
Total Professional Services		313,768,850
Semiconductors & Semiconductor Equipment — 7.0%
Amkor Technology, Inc.	251,412	5,277,138
Applied Materials, Inc.	391,247	71,625,588
KLA Corp.	73,974	66,261,471
Lam Research Corp.	822,722	80,083,759
MKS, Inc.(a)	53,097	5,275,718
Monolithic Power Systems, Inc.	25,764	18,843,274
NVIDIA Corp.	4,023,328	635,645,591
Qualcomm, Inc.	1,199,457	191,025,522
Skyworks Solutions, Inc.	242,419	18,065,064
Teradyne, Inc.	53,892	4,845,969
Universal Display Corp.	44,606	6,889,843
Total Semiconductors & Semiconductor Equipment		1,103,838,937
Software — 11.5%
Bentley Systems, Inc., Class B	136,475	7,365,556
Dolby Laboratories, Inc., Class A	88,986	6,608,100
Gen Digital, Inc.	606,891	17,842,595
Intuit, Inc.	95,746	75,412,422
Microsoft Corp.	2,887,938	1,436,489,241
Oracle Corp.	1,247,610	272,764,974
Total Software		1,816,482,888
Specialized REITs — 0.2%
SBA Communications Corp.	110,259	25,893,224
Specialty Retail — 4.6%
Best Buy Co., Inc.	384,706	25,825,314
Dick's Sporting Goods, Inc.	77,762	15,382,101
Home Depot, Inc.	1,095,702	401,728,181
Lithia Motors, Inc.	15,879	5,364,244
Lowe's Cos., Inc.	513,042	113,828,629
Murphy USA, Inc.	9,808	3,989,894
Ross Stores, Inc.	183,247	23,378,652
TJX Cos., Inc.	730,508	90,210,433
Tractor Supply Co.(a)	489,521	25,832,023
Williams-Sonoma, Inc.	97,339	15,902,273
Total Specialty Retail		721,441,744
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	3,245,331	665,844,561
NetApp, Inc.	192,981	20,562,126
Total Technology Hardware, Storage & Peripherals		686,406,687
Textiles, Apparel & Luxury Goods — 0.9%
Columbia Sportswear Co.(a)	84,136	5,139,027
Kontoor Brands, Inc.	81,750	5,393,047
NIKE, Inc., Class B	1,287,101	91,435,655
Ralph Lauren Corp.	45,638	12,517,591
Tapestry, Inc.	317,264	27,858,952
Total Textiles, Apparel & Luxury Goods		142,344,272
Tobacco — 3.0%
Philip Morris International, Inc.	2,569,456	467,975,021
Trading Companies & Distributors — 1.2%
Air Lease Corp.	161,388	9,439,584
Applied Industrial Technologies, Inc.	19,629	4,562,761
Boise Cascade Co.	27,659	2,401,354
Fastenal Co.	1,187,150	49,860,300
Ferguson Enterprises, Inc.	164,440	35,806,810
Herc Holdings, Inc.	27,930	3,678,102
MSC Industrial Direct Co., Inc., Class A	91,406	7,771,338
Rush Enterprises, Inc., Class A	78,482	4,042,608
United Rentals, Inc.	30,657	23,096,984
Watsco, Inc.(a)	40,056	17,689,531
WESCO International, Inc.	36,022	6,671,274
WW Grainger, Inc.	20,021	20,826,645
Total Trading Companies & Distributors		185,847,291
Wireless Telecommunication Services — 1.4%
T-Mobile U.S., Inc.	901,002	214,672,737
Total United States		15,714,825,038
Puerto Rico — 0.0%
Banks — 0.0%
Popular, Inc.	119,994	13,224,539
TOTAL COMMON STOCKS (COST: $12,993,140,585)		15,728,049,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2025

Investments	Shares	Value
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $8,202,025)	8,202,025	$8,202,025
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.0%
United States — 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $1,354,316)	1,354,316	1,354,316
TOTAL INVESTMENTS IN SECURITIES — 99.9% (Cost: $13,002,696,926)		15,737,605,918
Other Assets less Liabilities — 0.1%		8,262,980
NET ASSETS — 100.0%		$15,745,868,898

(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $421,005,801 and the total market value of the collateral held by the Fund was $425,443,629. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $424,089,313.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Securities Lending Income
Wisdomtree Government Money Market Digital Fund	$–	$2,400,000	$2,400,000	$–	$–	$–	$535

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$15,728,049,577	$–	$–	$15,728,049,577
Mutual Fund	–	8,202,025	–	8,202,025
Investment of Cash Collateral for Securities Loaned	–	1,354,316	–	1,354,316
Total Investments in Securities	$15,728,049,577	$9,556,341	$–	$15,737,605,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 98.8%
Aerospace & Defense — 0.5%
Axon Enterprise, Inc.*	8,450	$6,996,093
Automobiles — 2.9%
Tesla, Inc.*	139,262	44,237,967
Beverages — 0.5%
Monster Beverage Corp.*	109,847	6,880,816
Biotechnology — 1.1%
Regeneron Pharmaceuticals, Inc.	13,224	6,942,600
Vertex Pharmaceuticals, Inc.*	21,802	9,706,250
Total Biotechnology		16,648,850
Broadline Retail — 7.2%
Amazon.com, Inc.*	498,011	109,258,633
Building Products — 0.1%
Lennox International, Inc.	2,030	1,163,677
Capital Markets — 2.0%
Blackstone, Inc.	64,957	9,716,268
LPL Financial Holdings, Inc.	13,886	5,206,834
Moody's Corp.	17,010	8,532,046
MSCI, Inc.	10,533	6,074,802
Total Capital Markets		29,529,950
Commercial Services & Supplies — 0.5%
Copart, Inc.*	124,274	6,098,125
Rollins, Inc.	26,964	1,521,309
Total Commercial Services & Supplies		7,619,434
Communications Equipment — 0.7%
Arista Networks, Inc.*	102,436	10,480,227
Construction & Engineering — 0.1%
Comfort Systems USA, Inc.	1,894	1,015,582
Construction Materials — 0.3%
Martin Marietta Materials, Inc.	9,763	5,359,496
Diversified Consumer Services — 0.1%
Duolingo, Inc.*	2,116	867,602
Electrical Equipment — 0.4%
Vertiv Holdings Co., Class A	51,469	6,609,134
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	102,450	10,116,938
Entertainment — 2.6%
Live Nation Entertainment, Inc.*(a)	37,708	5,704,466
Netflix, Inc.*	24,771	33,171,589
Total Entertainment		38,876,055
Financial Services — 5.4%
Apollo Global Management, Inc.	59,380	8,424,240
Block, Inc.*	85,586	5,813,857
Mastercard, Inc., Class A	54,051	30,373,419
Toast, Inc., Class A*	27,024	1,196,893
Visa, Inc., Class A	100,636	35,730,812
Total Financial Services		81,539,221
Ground Transportation — 1.3%
Old Dominion Freight Line, Inc.	33,881	5,498,886
Uber Technologies, Inc.*	157,180	14,664,894
Total Ground Transportation		20,163,780
Health Care Equipment & Supplies — 2.5%
Dexcom, Inc.*	62,480	5,453,879
GE HealthCare Technologies, Inc.	74,949	5,551,473
IDEXX Laboratories, Inc.*	11,215	6,015,053
Insulet Corp.*	4,040	1,269,287
Intuitive Surgical, Inc.*	25,853	14,048,779
ResMed, Inc.	22,612	5,833,896
Total Health Care Equipment & Supplies		38,172,367
Health Care Providers & Services — 0.1%
Molina Healthcare, Inc.*	3,209	955,961
Health Care Technology — 0.4%
Veeva Systems, Inc., Class A*	21,351	6,148,661
Hotels, Restaurants & Leisure — 3.1%
Airbnb, Inc., Class A*	49,280	6,521,715
Booking Holdings, Inc.	2,398	13,882,597
Chipotle Mexican Grill, Inc.*	138,433	7,773,013
DoorDash, Inc., Class A*	36,717	9,051,108
Starbucks Corp.(a)	98,381	9,014,651
Total Hotels, Restaurants & Leisure		46,243,084
Household Durables — 0.1%
NVR, Inc.*	182	1,344,190
Independent Power & Renewable Electricity Producers — 0.5%
Vistra Corp.	37,743	7,314,971
Insurance — 0.1%
Erie Indemnity Co., Class A	2,488	862,814
Interactive Media & Services — 13.1%
Alphabet, Inc., Class A	550,607	97,033,472
Meta Platforms, Inc., Class A	134,020	98,918,822
Pinterest, Inc., Class A*	30,913	1,108,540
Total Interactive Media & Services		197,060,834
IT Services — 1.0%
Cloudflare, Inc., Class A*	37,096	7,264,510
Gartner, Inc.*	12,670	5,121,468
GoDaddy, Inc., Class A*	8,005	1,441,380
VeriSign, Inc.	5,159	1,489,919
Total IT Services		15,317,277
Life Sciences Tools & Services — 0.1%
Mettler-Toledo International, Inc.*	1,170	1,374,423
West Pharmaceutical Services, Inc.	3,848	841,942
Total Life Sciences Tools & Services		2,216,365
Media — 0.3%
Trade Desk, Inc., Class A*	70,925	5,105,891
Oil, Gas & Consumable Fuels — 0.9%
EQT Corp.	96,205	5,610,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2025

Investments	Shares	Value
Targa Resources Corp.	33,983	$5,915,761
Texas Pacific Land Corp.	1,427	1,507,468
Total Oil, Gas & Consumable Fuels		13,033,905
Pharmaceuticals — 2.7%
Eli Lilly & Co.	52,897	41,234,798
Professional Services — 0.4%
Verisk Analytics, Inc.	19,345	6,025,968
Semiconductors & Semiconductor Equipment — 19.1%
Advanced Micro Devices, Inc.*	116,352	16,510,349
Broadcom, Inc.	245,914	67,786,194
KLA Corp.	11,670	10,453,286
Lam Research Corp.	110,766	10,781,962
Monolithic Power Systems, Inc.	7,970	5,829,099
NVIDIA Corp.	1,110,401	175,432,254
ON Semiconductor Corp.*	21,039	1,102,654
Total Semiconductors & Semiconductor Equipment		287,895,798
Software — 17.6%
Adobe, Inc.*	32,364	12,520,984
AppLovin Corp., Class A*	23,924	8,375,314
Atlassian Corp., Class A*	25,406	5,159,705
Autodesk, Inc.*	23,490	7,271,799
Cadence Design Systems, Inc.*	26,352	8,120,369
Crowdstrike Holdings, Inc., Class A*	20,985	10,687,870
Datadog, Inc., Class A*	46,454	6,240,166
Docusign, Inc.*	10,275	800,320
Dynatrace, Inc.*	16,628	918,032
Fair Isaac Corp.*	3,320	6,068,827
Fortinet, Inc.*	76,607	8,098,892
HubSpot, Inc.*	2,890	1,608,661
Intuit, Inc.	19,496	15,355,634
Microsoft Corp.	258,156	128,409,376
Palo Alto Networks, Inc.*	52,453	10,733,982
ServiceNow, Inc.*	14,912	15,330,729
Synopsys, Inc.*	15,893	8,148,023
Workday, Inc., Class A*	25,484	6,116,160
Zscaler, Inc.*	19,269	6,049,310
Total Software		266,014,153
Specialty Retail — 1.9%
AutoZone, Inc.*	1,875	6,960,431
Burlington Stores, Inc.*	3,368	783,532
O'Reilly Automotive, Inc.*	85,183	7,677,544
TJX Cos., Inc.	88,876	10,975,297
Tractor Supply Co.	30,417	1,605,105
Ulta Beauty, Inc.*	2,346	1,097,506
Total Specialty Retail		29,099,415
Technology Hardware, Storage & Peripherals — 7.3%
Apple, Inc.	526,535	108,029,186
Pure Storage, Inc., Class A*	17,897	1,030,509
Super Micro Computer, Inc.*	30,552	1,497,354
Total Technology Hardware, Storage & Peripherals		110,557,049
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.*	8,736	900,420
Lululemon Athletica, Inc.*	16,825	3,997,283
Total Textiles, Apparel & Luxury Goods		4,897,703
Trading Companies & Distributors — 0.9%
United Rentals, Inc.	8,960	6,750,464
WW Grainger, Inc.	6,293	6,546,230
Total Trading Companies & Distributors		13,296,694
Total United States		1,490,161,353
Brazil — 0.7%
Broadline Retail — 0.7%
MercadoLibre, Inc.*	4,079	10,660,997
South Korea — 0.4%
Broadline Retail — 0.4%
Coupang, Inc.*	213,769	6,404,519
TOTAL COMMON STOCKS (COST: $1,343,697,583)		1,507,226,869
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $824,713)	824,713	824,713
TOTAL INVESTMENTS IN SECURITIES — 100.0% (Cost: $1,344,522,296)		1,508,051,582
Other Liabilities less Assets — 0.0%		(268,208)
NET ASSETS — 100.0%		$1,507,783,374

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,190,317 and the total market value of the collateral held by the Fund was $10,436,726, which was entirely composed of non-cash U.S. Government securities.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Growth Fund (QGRW)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,507,226,869	$–	$–	$1,507,226,869
Mutual Fund	–	824,713	–	824,713
Total Investments in Securities	$1,507,226,869	$824,713	$–	$1,508,051,582

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 98.7%
Aerospace & Defense — 0.4%
Cadre Holdings, Inc.	68,858	$2,193,128
National Presto Industries, Inc.	35,346	3,462,494
Park Aerospace Corp.	101,664	1,501,577
Total Aerospace & Defense		7,157,199
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	68,783	2,299,416
Automobile Components — 1.5%
Dana, Inc.	458,689	7,866,516
LCI Industries	84,161	7,674,642
Patrick Industries, Inc.(a)	57,463	5,302,111
Phinia, Inc.	84,629	3,765,144
Standard Motor Products, Inc.	95,618	2,937,385
Total Automobile Components		27,545,798
Automobiles — 0.4%
Harley-Davidson, Inc.	238,294	5,623,738
Winnebago Industries, Inc.	76,656	2,223,024
Total Automobiles		7,846,762
Banks — 17.3%
1st Source Corp.	47,668	2,958,753
Amalgamated Financial Corp.	31,462	981,614
Amerant Bancorp, Inc.	37,685	686,998
Arrow Financial Corp.	18,878	498,757
Associated Banc-Corp.	380,829	9,288,419
Atlantic Union Bankshares Corp.	273,222	8,546,384
Banc of California, Inc.	224,506	3,154,309
BancFirst Corp.	44,938	5,555,236
Bank First Corp.	11,157	1,312,621
Bank of Hawaii Corp.(a)	95,278	6,434,123
Bank of Marin Bancorp	19,401	443,119
Bank7 Corp.	12,779	534,546
BankUnited, Inc.	133,032	4,734,609
Banner Corp.	55,299	3,547,431
Bar Harbor Bankshares	17,560	526,098
Berkshire Hills Bancorp, Inc.	59,118	1,480,315
Brookline Bancorp, Inc.	228,415	2,409,778
Burke & Herbert Financial Services Corp.	22,944	1,370,445
Business First Bancshares, Inc.	25,872	637,745
Byline Bancorp, Inc.	45,004	1,202,957
Camden National Corp.	24,588	997,781
Capital Bancorp, Inc.	14,573	489,361
Capital City Bank Group, Inc.	22,117	870,304
Capitol Federal Financial, Inc.	388,877	2,372,150
Cathay General Bancorp	125,812	5,728,220
Central Pacific Financial Corp.	43,729	1,225,724
Citizens & Northern Corp.	48	909
City Holding Co.	31,915	3,907,034
Civista Bancshares, Inc.	56	1,299
CNB Financial Corp.	30,553	698,442
Community Financial System, Inc.	90,802	5,163,910
Community Trust Bancorp, Inc.	37,125	1,964,655
ConnectOne Bancorp, Inc.	69,665	1,613,441
CVB Financial Corp.	315,043	6,234,701
Dime Community Bancshares, Inc.	70,356	1,895,391
Eagle Bancorp, Inc.	25,739	501,396
Eastern Bankshares, Inc.	586,403	8,954,374
Enterprise Financial Services Corp.	40,150	2,212,265
Equity Bancshares, Inc., Class A	19,026	776,261
Esquire Financial Holdings, Inc.	6,459	611,409
Farmers National Banc Corp.	71,810	990,260
FB Financial Corp.	40,818	1,849,055
Fidelity D&D Bancorp, Inc.	4,336	199,456
Financial Institutions, Inc.	49,712	1,276,604
First Bancorp/Southern Pines NC	42,060	1,854,425
First Bank	32,041	495,674
First Busey Corp.	117,656	2,692,558
First Business Financial Services, Inc.	8,861	448,898
First Commonwealth Financial Corp.	179,258	2,909,357
First Community Bankshares, Inc.	28,829	1,129,232
First Financial Bancorp	220,667	5,353,381
First Financial Corp.	19,274	1,044,458
First Hawaiian, Inc.	325,644	8,128,074
First Internet Bancorp	6,869	184,776
First Interstate BancSystem, Inc., Class A	392,056	11,299,054
First Merchants Corp.	117,402	4,496,497
First Mid Bancshares, Inc.	42,613	1,597,561
First Northwest Bancorp(a)	8,017	61,731
Five Star Bancorp	26,813	765,243
Flushing Financial Corp.	68,507	813,863
FS Bancorp, Inc.	11,803	464,802
Fulton Financial Corp.	382,200	6,894,888
German American Bancorp, Inc.	37,169	1,431,378
Great Southern Bancorp, Inc.	12,306	723,347
Guaranty Bancshares, Inc.	17,586	746,350
Hanmi Financial Corp.	56,817	1,402,244
HarborOne Bancorp, Inc.	50,187	586,184
HBT Financial, Inc.	63,092	1,590,549
Heritage Commerce Corp.	152,941	1,518,704
Heritage Financial Corp.	62,368	1,486,853
Hilltop Holdings, Inc.	81,211	2,464,754
Hope Bancorp, Inc.	304,201	3,264,077
Horizon Bancorp, Inc.	82,999	1,276,525
Independent Bank Corp.	113,339	6,369,836
International Bancshares Corp.	113,195	7,534,259
Investar Holding Corp.	36	696
Kearny Financial Corp.	171,215	1,106,049
Lakeland Financial Corp.	36,466	2,240,836
Live Oak Bancshares, Inc.	39,306	1,171,319
Mercantile Bank Corp.	23,445	1,088,082
Metrocity Bankshares, Inc.	42,060	1,202,075
Mid Penn Bancorp, Inc.	24,980	704,436
Middlefield Banc Corp.	9,737	293,181
Midland States Bancorp, Inc.	48,567	841,180
MidWestOne Financial Group, Inc.	24,793	713,295
National Bank Holdings Corp., Class A	53,882	2,026,502
NBT Bancorp, Inc.	82,305	3,419,773
Nicolet Bankshares, Inc.	12,981	1,602,894
Northeast Bank	6,980	621,150
Northeast Community Bancorp, Inc.	17,911	416,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

Investments	Shares	Value
Northfield Bancorp, Inc.	72,149	$828,271
Northrim BanCorp, Inc.	8,618	803,715
Northwest Bancshares, Inc.	459,567	5,873,266
OceanFirst Financial Corp.	131,466	2,315,116
Old Second Bancorp, Inc.	45,309	803,782
Orange County Bancorp, Inc.	9,780	252,715
Origin Bancorp, Inc.	25,537	912,692
Orrstown Financial Services, Inc.	20,745	660,313
Pacific Premier Bancorp, Inc.	300,255	6,332,378
Park National Corp.	22,306	3,730,902
Pathward Financial, Inc.	22,459	1,776,956
Peapack-Gladstone Financial Corp.	18,479	522,032
Peoples Bancorp, Inc.	100,742	3,076,661
Peoples Financial Services Corp.	17,974	887,376
Plumas Bancorp	6,704	298,060
Preferred Bank	33,916	2,935,260
Primis Financial Corp.	59,695	647,691
Princeton Bancorp, Inc.	7,654	233,753
Provident Financial Services, Inc.	405,569	7,109,625
QCR Holdings, Inc.	16,247	1,103,171
Red River Bancshares, Inc.	6,139	360,359
Renasant Corp.	126,756	4,554,343
Republic Bancorp, Inc., Class A	33,238	2,430,030
S&T Bancorp, Inc.	71,076	2,688,094
Seacoast Banking Corp. of Florida	119,958	3,313,240
Shore Bancshares, Inc.	49,476	777,763
Sierra Bancorp	28,429	844,057
Simmons First National Corp., Class A	282,632	5,358,703
SmartFinancial, Inc.	20,289	685,362
South Plains Financial, Inc.	15,165	546,547
Southern Missouri Bancorp, Inc.	12,063	660,811
Southern States Bancshares, Inc.	10,009	364,027
Southside Bancshares, Inc.	71,198	2,095,357
Stellar Bancorp, Inc.	84,293	2,358,518
Stock Yards Bancorp, Inc.	40,355	3,187,238
Tompkins Financial Corp.	23,860	1,496,738
Towne Bank	124,311	4,248,950
TriCo Bancshares	50,492	2,044,421
TrustCo Bank Corp.	38,041	1,271,330
Trustmark Corp.	90,905	3,314,396
United Community Banks, Inc.	223,917	6,670,487
Unity Bancorp, Inc.	9,781	460,490
Univest Financial Corp.	36,417	1,093,967
Veritex Holdings, Inc.	83,177	2,170,920
WaFd, Inc.	148,845	4,358,182
Washington Trust Bancorp, Inc.	56,698	1,603,419
WesBanco, Inc.	232,415	7,351,286
West BanCorp, Inc.	30,141	591,668
Westamerica BanCorp	47,914	2,320,954
WSFS Financial Corp.	50,253	2,763,915
Total Banks		318,405,307
Beverages — 0.1%
MGP Ingredients, Inc.	46,768	1,401,637
Broadline Retail — 0.6%
Macy's, Inc.	916,550	10,686,973
Building Products — 0.8%
Apogee Enterprises, Inc.	44,629	1,811,937
AZZ, Inc.	31,535	2,979,427
Griffon Corp.	64,009	4,632,331
Insteel Industries, Inc.	102,108	3,799,439
Quanex Building Products Corp.	91,493	1,729,218
Total Building Products		14,952,352
Capital Markets — 2.5%
Acadian Asset Management, Inc.	32,712	1,152,771
Bridge Investment Group Holdings, Inc., Class A	104,659	1,047,637
Diamond Hill Investment Group, Inc.	5,627	817,659
DigitalBridge Group, Inc.	151,836	1,571,503
Federated Hermes, Inc.	227,609	10,087,631
GCM Grosvenor, Inc., Class A	120,945	1,398,124
Oppenheimer Holdings, Inc., Class A	10,508	691,111
P10, Inc., Class A(a)	45,962	469,732
Perella Weinberg Partners	45,239	878,541
PJT Partners, Inc., Class A(a)	20,645	3,406,631
Victory Capital Holdings, Inc., Class A	172,538	10,985,494
Virtu Financial, Inc., Class A	220,752	9,887,482
Virtus Investment Partners, Inc.	15,407	2,794,830
Total Capital Markets		45,189,146
Chemicals — 3.2%
AdvanSix, Inc.	81,811	1,943,011
Ashland, Inc.	91,495	4,600,369
Hawkins, Inc.	22,112	3,142,115
HB Fuller Co.	87,172	5,243,396
Huntsman Corp.	689,447	7,184,038
Innospec, Inc.	35,825	3,012,524
Koppers Holdings, Inc.	51,589	1,658,586
Kronos Worldwide, Inc.	299,536	1,857,123
Mativ Holdings, Inc.	237,341	1,618,666
Minerals Technologies, Inc.	32,420	1,785,369
Northern Technologies International Corp.	53,794	398,614
Quaker Chemical Corp.	25,243	2,825,701
Scotts Miracle-Gro Co.	163,689	10,796,926
Sensient Technologies Corp.	82,921	8,169,377
Stepan Co.	53,687	2,930,237
Valhi, Inc.	80,867	1,306,811
Total Chemicals		58,472,863
Commercial Services & Supplies — 2.9%
ABM Industries, Inc.	99,745	4,708,962
ACCO Brands Corp.	509,943	1,825,596
Acme United Corp.	20,991	870,077
Brady Corp., Class A	78,192	5,314,710
Brink's Co.	47,006	4,197,166
CompX International, Inc.	51,599	1,370,986
Deluxe Corp.	222,197	3,535,154
Ennis, Inc.	142,378	2,582,737
HNI Corp.	144,485	7,105,772
Interface, Inc.	62,853	1,315,513
MillerKnoll, Inc.	207,279	4,025,358
Pitney Bowes, Inc.	515,465	5,623,723
Quad/Graphics, Inc.	181,048	1,022,921

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

Investments	Shares	Value
Steelcase, Inc., Class A	306,340	$3,195,126
UniFirst Corp.	14,453	2,720,344
Vestis Corp.	152,600	874,398
Virco Mfg. Corp.	91,646	731,335
VSE Corp.	16,636	2,178,983
Total Commercial Services & Supplies		53,198,861
Construction & Engineering — 0.7%
Argan, Inc.	24,308	5,359,428
Granite Construction, Inc.	39,694	3,711,786
Primoris Services Corp.	45,513	3,547,283
Total Construction & Engineering		12,618,497
Construction Materials — 0.1%
U.S. Lime & Minerals, Inc.	24,695	2,464,561
Consumer Finance — 0.6%
Bread Financial Holdings, Inc.	41,283	2,358,085
Navient Corp.	292,653	4,126,407
Nelnet, Inc., Class A	21,931	2,656,283
PROG Holdings, Inc.	36,778	1,079,434
Regional Management Corp.	20,997	613,323
Total Consumer Finance		10,833,532
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	69,650	2,559,637
Ingles Markets, Inc., Class A	29,758	1,886,062
Natural Grocers by Vitamin Cottage, Inc.	57,963	2,275,048
PriceSmart, Inc.	57,735	6,064,484
SpartanNash Co.	179,087	4,744,015
Village Super Market, Inc., Class A	60,978	2,347,653
Weis Markets, Inc.	56,771	4,115,330
Total Consumer Staples Distribution & Retail		23,992,229
Containers & Packaging — 0.5%
Greif, Inc., Class A	76,287	4,957,892
Myers Industries, Inc.	186,322	2,699,806
TriMas Corp.	72,323	2,069,161
Total Containers & Packaging		9,726,859
Distributors — 0.2%
A-Mark Precious Metals, Inc.	92,075	2,042,223
Weyco Group, Inc.	47,987	1,591,249
Total Distributors		3,633,472
Diversified Consumer Services — 1.0%
Carriage Services, Inc.	56,603	2,589,021
Graham Holdings Co., Class B	3,285	3,108,169
Matthews International Corp., Class A	119,536	2,858,106
Perdoceo Education Corp.	143,442	4,689,119
Strategic Education, Inc.	56,476	4,807,802
Total Diversified Consumer Services		18,052,217
Diversified REITs — 1.1%
Alexander & Baldwin, Inc.	65,174	1,162,052
Alpine Income Property Trust, Inc.	17,394	255,866
American Assets Trust, Inc.	59,355	1,172,261
Armada Hoffler Properties, Inc.	85,408	586,753
Broadstone Net Lease, Inc.	958,950	15,391,148
CTO Realty Growth, Inc.	32,127	554,512
Gladstone Commercial Corp.	41,222	590,711
One Liberty Properties, Inc.	22,885	546,036
Total Diversified REITs		20,259,339
Diversified Telecommunication Services — 1.0%
ATN International, Inc.	75,472	1,226,420
Cogent Communications Holdings, Inc.	186,609	8,996,420
IDT Corp., Class B	38,731	2,646,102
Iridium Communications, Inc.	202,964	6,123,424
Total Diversified Telecommunication Services		18,992,366
Electric Utilities — 1.7%
Genie Energy Ltd., Class B	129,842	3,490,153
MGE Energy, Inc.	83,499	7,384,652
Otter Tail Corp.(a)	88,814	6,846,671
TXNM Energy, Inc.	232,963	13,120,476
Total Electric Utilities		30,841,952
Electrical Equipment — 0.8%
Allient, Inc.	58,466	2,122,900
Atkore, Inc.	51,503	3,633,537
EnerSys	43,249	3,709,467
LSI Industries, Inc.	101,006	1,718,112
Powell Industries, Inc.(a)	9,603	2,020,951
Preformed Line Products Co.	12,739	2,035,820
Total Electrical Equipment		15,240,787
Electronic Equipment, Instruments & Components — 1.4%
Advanced Energy Industries, Inc.	31,246	4,140,095
Bel Fuse, Inc., Class B	18,853	1,841,749
Benchmark Electronics, Inc.	67,269	2,612,055
Climb Global Solutions, Inc.	12,982	1,387,906
Crane NXT Co.(a)	65,578	3,534,654
CTS Corp.	32,529	1,386,061
Methode Electronics, Inc.	170,311	1,619,657
Napco Security Technologies, Inc.	67,809	2,013,249
PC Connection, Inc.	29,423	1,935,445
Richardson Electronics Ltd.	48,178	464,918
Vishay Intertechnology, Inc.	270,311	4,292,539
Total Electronic Equipment, Instruments & Components		25,228,328
Energy Equipment & Services — 3.0%
Archrock, Inc.	387,398	9,619,092
Aris Water Solutions, Inc., Class A	88,447	2,091,772
Atlas Energy Solutions, Inc.(a)	387,078	5,175,233
Cactus, Inc., Class A	78,131	3,415,887
Core Laboratories, Inc.	79,220	912,615
Energy Services of America Corp.	107,728	1,070,816
Helmerich & Payne, Inc.	245,536	3,722,326
Kodiak Gas Services, Inc.	268,075	9,186,930
Liberty Energy, Inc.	282,163	3,239,231
Patterson-UTI Energy, Inc.	1,294,351	7,675,502
Ranger Energy Services, Inc., Class A	117,602	1,404,168
RPC, Inc.(a)	629,640	2,978,197
Select Water Solutions, Inc.	240,087	2,074,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

Investments	Shares	Value
Solaris Energy Infrastructure, Inc.(a)	103,183	$2,919,047
Total Energy Equipment & Services		55,485,168
Entertainment — 0.1%
Marcus Corp.	89,795	1,513,944
Financial Services — 3.0%
Alerus Financial Corp.	32,454	702,305
Cannae Holdings, Inc.	68,571	1,429,705
Cass Information Systems, Inc.	16,630	722,574
Federal Agricultural Mortgage Corp., Class C	14,296	2,777,427
HA Sustainable Infrastructure Capital, Inc.	432,914	11,628,070
Merchants Bancorp	42,206	1,395,752
NewtekOne, Inc.	90,608	1,022,058
TFS Financial Corp.	1,139,630	14,758,209
UWM Holdings Corp.	325,699	1,348,394
Walker & Dunlop, Inc.	51,607	3,637,261
Western Union Co.	1,853,551	15,606,899
Total Financial Services		55,028,654
Food Products — 1.4%
Alico, Inc.	27,611	902,327
Calavo Growers, Inc.	92,276	2,453,619
J & J Snack Foods Corp.	46,886	5,317,341
John B Sanfilippo & Son, Inc.	37,774	2,388,828
Limoneira Co.	71,249	1,115,047
Seaboard Corp.	838	2,397,686
Tootsie Roll Industries, Inc.	78,072	2,611,508
Utz Brands, Inc.	165,466	2,076,598
WK Kellogg Co.(a)	359,302	5,727,274
Total Food Products		24,990,228
Gas Utilities — 3.1%
Chesapeake Utilities Corp.	43,789	5,264,313
MDU Resources Group, Inc.	655,152	10,921,384
Northwest Natural Holding Co.	160,768	6,385,705
ONE Gas, Inc.(a)	165,209	11,871,919
RGC Resources, Inc.	50,472	1,129,563
Spire, Inc.	294,702	21,510,299
Total Gas Utilities		57,083,183
Ground Transportation — 0.7%
ArcBest Corp.	22,553	1,736,807
Covenant Logistics Group, Inc.	62,056	1,496,170
FTAI Infrastructure, Inc.	267,210	1,648,686
Heartland Express, Inc.	158,635	1,370,606
Marten Transport Ltd.	172,586	2,241,892
Universal Logistics Holdings, Inc.(a)	45,518	1,155,247
Werner Enterprises, Inc.	98,534	2,695,890
Total Ground Transportation		12,345,298
Health Care Equipment & Supplies — 1.0%
CONMED Corp.	40,922	2,131,218
Dentsply Sirona, Inc.	561,071	8,909,808
Embecta Corp.	182,473	1,768,163
iRadimed Corp.	41,084	2,456,412
LeMaitre Vascular, Inc.	28,167	2,339,269
Utah Medical Products, Inc.	21,245	1,209,266
Total Health Care Equipment & Supplies		18,814,136
Health Care Providers & Services — 1.2%
National HealthCare Corp.	43,650	4,670,987
National Research Corp.	111,227	1,868,614
Premier, Inc., Class A(a)	355,422	7,794,404
Select Medical Holdings Corp.	303,679	4,609,847
U.S. Physical Therapy, Inc.	33,279	2,602,418
Total Health Care Providers & Services		21,546,270
Health Care REITs — 2.3%
American Healthcare REIT, Inc.	131,126	4,817,569
LTC Properties, Inc.	94,375	3,266,319
National Health Investors, Inc.	129,920	9,109,990
Sabra Health Care REIT, Inc.	1,275,749	23,524,812
Universal Health Realty Income Trust	15,079	602,708
Total Health Care REITs		41,321,398
Health Care Technology — 0.1%
HealthStream, Inc.	51,949	1,437,429
Hotel & Resort REITs — 0.6%
Chatham Lodging Trust	33,777	235,426
DiamondRock Hospitality Co.	174,081	1,333,460
Park Hotels & Resorts, Inc.	509,906	5,216,338
Pebblebrook Hotel Trust	96,680	965,833
RLJ Lodging Trust	138,356	1,007,232
Summit Hotel Properties, Inc.(a)	108,758	553,578
Sunstone Hotel Investors, Inc.	156,617	1,359,436
Xenia Hotels & Resorts, Inc.	87,852	1,104,300
Total Hotel & Resort REITs		11,775,603
Hotels, Restaurants & Leisure — 3.6%
Cheesecake Factory, Inc.(a)	143,726	9,005,871
Dine Brands Global, Inc.	80,050	1,947,616
Golden Entertainment, Inc.	104,586	3,077,966
Krispy Kreme, Inc.(a)	242,601	705,969
Marriott Vacations Worldwide Corp.(a)	94,151	6,808,059
Monarch Casino & Resort, Inc.	43,486	3,758,930
Nathan's Famous, Inc.	22,456	2,483,184
Papa John's International, Inc.	119,433	5,845,051
RCI Hospitality Holdings, Inc.	31,230	1,190,488
Red Rock Resorts, Inc., Class A	114,761	5,971,015
Travel & Leisure Co.	305,522	15,767,990
Wendy's Co.(a)	909,014	10,380,940
Total Hotels, Restaurants & Leisure		66,943,079
Household Durables — 1.1%
Bassett Furniture Industries, Inc.	46,715	710,068
Century Communities, Inc.	43,836	2,468,844
Cricut, Inc., Class A	268,910	1,820,521
Ethan Allen Interiors, Inc.	138,207	3,849,065
Flexsteel Industries, Inc.	26,169	942,869
Hamilton Beach Brands Holding Co., Class A	55,660	995,757
Hooker Furnishings Corp.	58,276	616,560
La-Z-Boy, Inc.	89,019	3,308,836
Lifetime Brands, Inc.(a)	104,793	534,444
Newell Brands, Inc.	989,924	5,345,590
Total Household Durables		20,592,554

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

Investments	Shares	Value
Household Products — 0.9%
Energizer Holdings, Inc.(a)	276,328	$5,570,773
Oil-Dri Corp. of America	54,579	3,219,615
Spectrum Brands Holdings, Inc.	54,882	2,908,746
WD-40 Co.	23,989	5,471,651
Total Household Products		17,170,785
Industrial REITs — 0.7%
Innovative Industrial Properties, Inc.	149,710	8,266,986
LXP Industrial Trust	467,276	3,859,700
Plymouth Industrial REIT, Inc.	57,652	925,891
Total Industrial REITs		13,052,577
Insurance — 1.8%
AMERISAFE, Inc.	37,269	1,629,773
CNO Financial Group, Inc.	107,042	4,129,680
Donegal Group, Inc., Class A	40,282	806,647
Employers Holdings, Inc.	50,219	2,369,332
HCI Group, Inc.	8,564	1,303,441
Horace Mann Educators Corp.	127,658	5,485,464
Investors Title Co.	8,879	1,876,133
Mercury General Corp.	88,643	5,969,220
Safety Insurance Group, Inc.	58,931	4,678,532
Stewart Information Services Corp.	42,807	2,786,736
Tiptree, Inc.	30,435	717,657
United Fire Group, Inc.	21,960	630,252
Universal Insurance Holdings, Inc.	36,908	1,023,459
Total Insurance		33,406,326
Interactive Media & Services — 0.1%
Shutterstock, Inc.	129,928	2,463,435
IT Services — 0.2%
CSP, Inc.	44,348	573,863
Hackett Group, Inc.	83,822	2,130,755
Information Services Group, Inc.	258,655	1,241,544
Total IT Services		3,946,162
Leisure Products — 1.3%
Acushnet Holdings Corp.(a)	95,359	6,944,043
Clarus Corp.	219,707	762,383
Escalade, Inc.	66,714	932,662
Johnson Outdoors, Inc., Class A	53,530	1,620,353
Marine Products Corp.	185,136	1,575,507
Polaris, Inc.(a)	183,445	7,457,039
Smith & Wesson Brands, Inc.	224,637	1,949,849
Sturm Ruger & Co., Inc.	58,439	2,097,960
Total Leisure Products		23,339,796
Life Sciences Tools & Services — 0.1%
Mesa Laboratories, Inc.	13,145	1,238,522
Machinery — 4.5%
Alamo Group, Inc.	11,522	2,516,174
Albany International Corp., Class A	45,440	3,186,707
Astec Industries, Inc.	58,632	2,444,368
Atmus Filtration Technologies, Inc.	74,364	2,708,337
Columbus McKinnon Corp.	53,243	813,020
Douglas Dynamics, Inc.	122,366	3,606,126
Eastern Co.	35,191	803,059
Enerpac Tool Group Corp.	47,754	1,936,902
Enpro, Inc.	17,523	3,356,531
ESCO Technologies, Inc.	22,397	4,297,312
Gorman-Rupp Co.	83,939	3,082,240
Greenbrier Cos., Inc.	60,787	2,799,241
Helios Technologies, Inc.	43,548	1,453,197
Hurco Cos., Inc.*	29,079	549,593
Hyster-Yale, Inc.	49,888	1,984,545
JBT Marel Corp.	27,727	3,334,449
Kennametal, Inc.	210,300	4,828,488
Lindsay Corp.	19,251	2,776,957
Miller Industries, Inc.	31,695	1,409,160
Mueller Water Products, Inc., Class A	234,168	5,629,399
Omega Flex, Inc.	48,063	1,556,280
Park-Ohio Holdings Corp.	65,620	1,171,973
REV Group, Inc.	67,320	3,203,759
Shyft Group, Inc.	142,408	1,785,796
Standex International Corp.	12,210	1,910,621
Tennant Co.	34,764	2,693,515
Terex Corp.	84,694	3,954,363
Trinity Industries, Inc.	216,941	5,859,576
Twin Disc, Inc.	60,908	537,818
Worthington Enterprises, Inc.	94,556	6,017,544
Total Machinery		82,207,050
Media — 1.3%
Emerald Holding, Inc.	434,135	2,105,555
Entravision Communications Corp., Class A	416,348	965,928
Gray Media, Inc.	479,608	2,172,624
John Wiley & Sons, Inc., Class A	121,875	5,439,281
Scholastic Corp.	115,852	2,430,575
Sinclair, Inc.	234,665	3,243,070
TEGNA, Inc.	394,905	6,618,608
Townsquare Media, Inc., Class A	66,710	527,676
Total Media		23,503,317
Metals & Mining — 1.5%
Friedman Industries, Inc.	30,334	502,331
Hecla Mining Co.	684,293	4,098,915
Kaiser Aluminum Corp.	60,780	4,856,322
Materion Corp.	20,061	1,592,242
Mesabi Trust	69,375	1,662,225
Olympic Steel, Inc.	45,632	1,487,147
Ramaco Resources, Inc., Class A(a)	209,834	2,757,219
Ryerson Holding Corp.	130,911	2,823,750
SunCoke Energy, Inc.	355,930	3,057,439
Warrior Met Coal, Inc.	46,338	2,123,670
Worthington Steel, Inc.	84,394	2,517,473
Total Metals & Mining		27,478,733
Multi-Utilities — 2.8%
Avista Corp.	439,894	16,693,977
Black Hills Corp.	231,137	12,966,786
Northwestern Energy Group, Inc.	338,544	17,367,307
Unitil Corp.	76,679	3,998,810
Total Multi-Utilities		51,026,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

Investments	Shares	Value
Office REITs — 1.1%
COPT Defense Properties	223,191	$6,155,608
Douglas Emmett, Inc.	141,102	2,122,174
Easterly Government Properties, Inc.	35,783	794,383
Empire State Realty Trust, Inc., Class A	144,922	1,172,419
Highwoods Properties, Inc.	256,110	7,962,460
JBG SMITH Properties(a)	84,068	1,454,376
Peakstone Realty Trust	32,967	435,494
Postal Realty Trust, Inc., Class A	21,613	318,359
Total Office REITs		20,415,273
Oil, Gas & Consumable Fuels — 3.5%
Berry Corp.	425,865	1,179,646
Core Natural Resources, Inc.	50,581	3,527,519
Crescent Energy Co., Class A	492,009	4,231,277
Evolution Petroleum Corp.	151,746	713,206
Excelerate Energy, Inc., Class A	60,192	1,764,829
FutureFuel Corp.	234,477	909,771
Granite Ridge Resources, Inc.(a)	726,809	4,629,773
HighPeak Energy, Inc.	192,645	1,887,921
Kinetik Holdings, Inc.	335,094	14,760,891
NACCO Industries, Inc., Class A	27,161	1,203,504
Northern Oil & Gas, Inc.	328,796	9,321,367
Peabody Energy Corp.	182,547	2,449,781
Riley Exploration Permian, Inc.	113,928	2,988,331
SandRidge Energy, Inc.	221,095	2,392,248
VAALCO Energy, Inc.(a)	607,125	2,191,721
Vitesse Energy, Inc.(a)	162,573	3,591,238
W&T Offshore, Inc.(a)	873,855	1,441,861
World Kinect Corp.	151,896	4,306,252
Total Oil, Gas & Consumable Fuels		63,491,136
Paper & Forest Products — 0.2%
Sylvamo Corp.	75,488	3,781,949
Personal Care Products — 0.7%
Edgewell Personal Care Co.	94,383	2,209,506
Inter Parfums, Inc.	60,623	7,960,406
Lifevantage Corp.(a)	66,769	873,338
Nu Skin Enterprises, Inc., Class A	249,627	1,994,520
Total Personal Care Products		13,037,770
Pharmaceuticals — 0.9%
Organon & Co.	1,426,232	13,805,926
Phibro Animal Health Corp., Class A	103,963	2,655,215
Total Pharmaceuticals		16,461,141
Professional Services — 3.0%
Alight, Inc., Class A	1,035,958	5,863,522
Barrett Business Services, Inc.	51,456	2,145,201
CRA International, Inc.	12,462	2,335,005
CSG Systems International, Inc.	93,332	6,095,513
Heidrick & Struggles International, Inc.	49,305	2,256,197
HireQuest, Inc.	83,415	834,984
ICF International, Inc.	16,693	1,414,064
Insperity, Inc.	95,604	5,747,712
Kelly Services, Inc., Class A	151,550	1,774,651
Kforce, Inc.	56,445	2,321,583
Korn Ferry	89,261	6,545,509
ManpowerGroup, Inc.	192,212	7,765,365
Maximus, Inc.	124,447	8,736,179
Resources Connection, Inc.	194,120	1,042,424
Total Professional Services		54,877,909
Real Estate Management & Development — 0.4%
eXp World Holdings, Inc.(a)	132,179	1,202,829
Kennedy-Wilson Holdings, Inc.	127,234	865,191
Marcus & Millichap, Inc.	34,791	1,068,432
Newmark Group, Inc., Class A	133,858	1,626,375
RMR Group, Inc., Class A	11,132	182,008
St. Joe Co.	50,682	2,417,531
Total Real Estate Management & Development		7,362,366
Residential REITs — 0.3%
BRT Apartments Corp.	27,231	425,893
Centerspace	14,284	859,754
Elme Communities	83,558	1,328,572
NexPoint Residential Trust, Inc.	23,470	782,020
UMH Properties, Inc.	66,106	1,109,920
Veris Residential, Inc.	86,194	1,283,429
Total Residential REITs		5,789,588
Retail REITs — 1.2%
Acadia Realty Trust	90,852	1,687,122
Alexander's, Inc.	4,240	955,357
CBL & Associates Properties, Inc.	32,140	816,035
Getty Realty Corp.	112,626	3,112,983
InvenTrust Properties Corp.	65,963	1,807,386
Macerich Co.	205,598	3,326,576
NETSTREIT Corp.(a)	76,409	1,293,604
Saul Centers, Inc.	24,981	852,851
SITE Centers Corp.	44,749	506,111
Tanger, Inc.(a)	157,585	4,818,949
Urban Edge Properties	109,949	2,051,648
Whitestone REIT	59,107	737,655
Total Retail REITs		21,966,277
Semiconductors & Semiconductor Equipment — 0.3%
NVE Corp.	25,485	1,875,951
Power Integrations, Inc.	75,854	4,240,238
Total Semiconductors & Semiconductor Equipment		6,116,189
Software — 0.7%
A10 Networks, Inc.	184,836	3,576,577
Adeia, Inc.	224,959	3,180,920
Clear Secure, Inc., Class A(a)	176,792	4,907,746
ReposiTrak, Inc.(a)	63,382	1,245,456
Total Software		12,910,699
Specialized REITs — 2.8%
EPR Properties	409,559	23,860,907
Farmland Partners, Inc.	42,467	488,795
Four Corners Property Trust, Inc.	76,715	2,064,401
Gladstone Land Corp.(a)	48,823	496,530
National Storage Affiliates Trust	266,497	8,525,239
Outfront Media, Inc.	735,982	12,011,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

Investments	Shares	Value
PotlatchDeltic Corp.	68,133	$2,614,263
Safehold, Inc.	66,635	1,036,841
Total Specialized REITs		51,098,202
Specialty Retail — 2.6%
Academy Sports & Outdoors, Inc.	74,389	3,333,371
American Eagle Outfitters, Inc.	413,691	3,979,707
Arko Corp.	344,124	1,455,645
Buckle, Inc.	262,082	11,885,419
Build-A-Bear Workshop, Inc.(a)	68,247	3,518,815
Caleres, Inc.(a)	64,947	793,652
Camping World Holdings, Inc., Class A	154,131	2,649,512
Designer Brands, Inc., Class A(a)	190,926	454,404
Haverty Furniture Cos., Inc.	83,684	1,702,969
J Jill, Inc.	66,396	972,037
Monro, Inc.	131,039	1,953,792
Shoe Carnival, Inc.(a)	70,893	1,326,408
Sonic Automotive, Inc., Class A	53,779	4,298,556
Upbound Group, Inc.	215,232	5,402,323
Winmark Corp.	10,226	3,861,440
Total Specialty Retail		47,588,050
Technology Hardware, Storage & Peripherals — 0.1%
Immersion Corp.	171,584	1,352,082
Textiles, Apparel & Luxury Goods — 1.0%
Carter's, Inc.	171,468	5,166,331
Lakeland Industries, Inc.(a)	42,765	582,032
Movado Group, Inc.	86,159	1,313,925
Oxford Industries, Inc.	57,332	2,307,613
Rocky Brands, Inc.	35,039	777,515
Steven Madden Ltd.	176,103	4,222,950
Superior Group of Cos., Inc.	85,500	880,650
Wolverine World Wide, Inc.	157,705	2,851,306
Total Textiles, Apparel & Luxury Goods		18,102,322
Tobacco — 0.5%
Turning Point Brands, Inc.	30,791	2,333,034
Universal Corp.	129,417	7,537,246
Total Tobacco		9,870,280
Trading Companies & Distributors — 0.8%
Alta Equipment Group, Inc.(a)	169,774	1,072,972
Global Industrial Co.	153,757	4,152,977
Karat Packaging, Inc.	105,566	2,972,738
McGrath RentCorp	38,805	4,499,828
Willis Lease Finance Corp.	9,855	1,407,097
Total Trading Companies & Distributors		14,105,612
Water Utilities — 1.6%
American States Water Co.	110,678	8,484,575
Artesian Resources Corp., Class A	53,166	1,784,251
California Water Service Group	177,325	8,064,741
Global Water Resources, Inc.	131,811	1,343,154
H2O America	99,516	5,171,847
Middlesex Water Co.	50,418	2,731,647
York Water Co.	63,983	2,021,863
Total Water Utilities		29,602,078
Wireless Telecommunication Services — 0.4%
Shenandoah Telecommunications Co.	128,340	1,753,125
Spok Holdings, Inc.	110,340	1,950,811
Telephone & Data Systems, Inc.	91,757	3,264,714
Total Wireless Telecommunication Services		6,968,650
Total United States		1,811,648,553
Puerto Rico — 0.9%
Banks — 0.8%
First BanCorp	522,681	10,887,445
OFG Bancorp	94,120	4,028,336
Total Banks		14,915,781
Financial Services — 0.1%
EVERTEC, Inc.	55,723	2,008,814
Total Puerto Rico		16,924,595
Singapore — 0.2%
Semiconductors & Semiconductor Equipment — 0.2%
Kulicke & Soffa Industries, Inc.	94,758	3,278,627
TOTAL COMMON STOCKS (COST: $1,833,812,475)		1,831,851,775
EXCHANGE-TRADED FUND — 0.0%
United States — 0.0%
WisdomTree U.S. MidCap Dividend Fund(b)
(Cost: $175,437)	3,707	185,795
MUTUAL FUND — 0.2%
United States — 0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(c)
(Cost: $4,026,613)	4,026,613	4,026,613
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.0%
United States — 2.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(c)	31,629,660	31,629,660
WisdomTree Government Money Market Digital Fund, 4.10%(b)(c)	5,200,000	5,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $36,829,660)		36,829,660
TOTAL INVESTMENTS IN SECURITIES — 102.0% (Cost: $1,874,844,185)		1,872,893,843
Other Liabilities less Assets — (2.0)%		(37,494,285)
NET ASSETS — 100.0%		$1,835,399,558

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $88,853,914 and the total market value of the collateral held by the Fund was $91,263,210. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,433,550.
(b)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Dividend Income	Securities Lending Income
WisdomTree Government Money Market Digital Fund, 4.10%	$—	$5,700,000	$500,000	$—	$—	$5,200,000	$—	$9,793
WisdomTree U.S. MidCap Dividend Fund	3,317,939	—	3,043,188	(172,592)	83,636	185,795	13,108	—
Total	$3,317,939	$5,700,000	$3,543,188	$(172,592)	$83,636	$5,385,795	$114,157	$9,793

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,831,851,775	$–	$–	$1,831,851,775
Exchange-Traded Fund	185,795	–	–	185,795
Mutual Fund	–	4,026,613	–	4,026,613
Investment of Cash Collateral for Securities Loaned	–	36,829,660	–	36,829,660
Total Investments in Securities	$1,832,037,570	$40,856,273	$–	$1,872,893,843

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 96.3%
Aerospace & Defense — 0.5%
AAR Corp.*	14,166	$974,479
AerSale Corp.*	12,250	73,623
Byrna Technologies, Inc.*(a)	4,695	144,982
Cadre Holdings, Inc.	8,183	260,629
Ducommun, Inc.*	4,778	394,806
Triumph Group, Inc.*	13,611	350,483
V2X, Inc.*	18,450	895,747
Total Aerospace & Defense		3,094,749
Air Freight & Logistics — 0.1%
Hub Group, Inc., Class A	19,392	648,275
Radiant Logistics, Inc.*	14,303	86,962
Total Air Freight & Logistics		735,237
Automobile Components — 1.9%
Adient PLC*	67,730	1,318,026
American Axle & Manufacturing Holdings, Inc.*	67,185	274,115
Dana, Inc.	64,626	1,108,336
Gentherm, Inc.*	18,565	525,204
Holley, Inc.*	35,904	71,808
LCI Industries	9,126	832,200
Patrick Industries, Inc.	14,443	1,332,655
Phinia, Inc.	26,947	1,198,872
Standard Motor Products, Inc.	16,414	504,238
Visteon Corp.*	41,650	3,885,945
XPEL, Inc.*	8,678	311,540
Total Automobile Components		11,362,939
Automobiles — 0.1%
Winnebago Industries, Inc.	15,839	459,331
Banks — 15.2%
1st Source Corp.	16,245	1,008,327
ACNB Corp.	5,393	231,036
Amalgamated Financial Corp.	23,282	726,398
Amerant Bancorp, Inc.	14,231	259,431
Arrow Financial Corp.	8,540	225,627
Bancorp, Inc.*	30,372	1,730,293
Bank First Corp.	4,819	566,955
Bank of Hawaii Corp.	15,568	1,051,307
Bank7 Corp.	5,953	249,014
BankUnited, Inc.	42,977	1,529,551
Banner Corp.	18,284	1,172,919
Bar Harbor Bankshares	9,420	282,223
BayCom Corp.	6,544	181,334
BCB Bancorp, Inc.	14,151	119,151
Berkshire Hills Bancorp, Inc.	23,460	587,438
Bridgewater Bancshares, Inc.*	16,987	270,263
Brookline Bancorp, Inc.	47,925	505,609
Burke & Herbert Financial Services Corp.	3,221	192,390
Business First Bancshares, Inc.	18,330	451,834
Byline Bancorp, Inc.	33,219	887,944
California BanCorp*	10,250	161,540
Camden National Corp.	8,744	354,832
Capital Bancorp, Inc.	8,955	300,709
Capital City Bank Group, Inc.	10,666	419,707
Capitol Federal Financial, Inc.	59,481	362,834
Carter Bankshares, Inc.*	8,061	139,778
Central Pacific Financial Corp.	15,295	428,719
Chemung Financial Corp.	3,013	146,040
Citizens & Northern Corp.	7,977	151,084
Citizens Financial Services, Inc.	3,306	194,128
City Holding Co.	7,254	888,035
Civista Bancshares, Inc.	11,195	259,724
CNB Financial Corp.	14,187	324,315
Coastal Financial Corp.*	4,654	450,833
Colony Bankcorp, Inc.	10,467	172,391
Columbia Financial, Inc.*(a)	19,268	279,579
Community Financial System, Inc.	20,759	1,180,564
Community Trust Bancorp, Inc.	11,106	587,730
Community West Bancshares	4,255	83,015
ConnectOne Bancorp, Inc.	26,288	608,830
Customers Bancorp, Inc.*	30,431	1,787,517
CVB Financial Corp.	69,682	1,379,007
Dime Community Bancshares, Inc.	12,782	344,347
Enterprise Financial Services Corp.	24,503	1,350,115
Equity Bancshares, Inc., Class A	4,062	165,730
Esquire Financial Holdings, Inc.	4,399	416,409
Farmers & Merchants Bancorp, Inc.	5,699	144,071
Farmers National Banc Corp.	24,705	340,682
FB Financial Corp.	22,734	1,029,850
Fidelity D&D Bancorp, Inc.	2,213	101,798
Financial Institutions, Inc.	14,702	377,547
First Bancorp/Southern Pines NC	17,717	781,143
First Bank	21,181	327,670
First Busey Corp.	58,558	1,340,100
First Business Financial Services, Inc.	6,527	330,658
First Commonwealth Financial Corp.	66,516	1,079,555
First Community Bankshares, Inc.	9,828	384,963
First Community Corp.	4,233	103,201
First Financial Bancorp	62,444	1,514,891
First Financial Corp.	7,543	408,755
First Foundation, Inc.*	16,490	84,099
First Hawaiian, Inc.	69,213	1,727,556
First Internet Bancorp	3,871	104,130
First Merchants Corp.	33,607	1,287,148
First Mid Bancshares, Inc.	15,509	581,432
First United Corp.	4,443	137,777
Five Star Bancorp	10,339	295,075
Flushing Financial Corp.	12,140	144,223
FS Bancorp, Inc.	6,297	247,976
FVCBankcorp, Inc.*	10,010	118,118
German American Bancorp, Inc.	15,001	577,688
Great Southern Bancorp, Inc.	7,835	460,541
Guaranty Bancshares, Inc.	5,958	252,858
Hanmi Financial Corp.	19,802	488,713
HarborOne Bancorp, Inc.	14,189	165,728
HBT Financial, Inc.	26,048	656,670
Heritage Commerce Corp.	33,330	330,967
Heritage Financial Corp.	12,521	298,501
Hilltop Holdings, Inc.	27,779	843,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Home Bancorp, Inc.	6,090	$315,340
HomeTrust Bancshares, Inc.	11,897	445,067
Hope Bancorp, Inc.	64,480	691,870
Horizon Bancorp, Inc.	27,331	420,351
Independent Bank Corp.	36,790	1,877,625
Investar Holding Corp.	5,433	104,966
Lakeland Financial Corp.	11,031	677,855
Live Oak Bancshares, Inc.	14,196	423,041
Mercantile Bank Corp.	13,117	608,760
Metrocity Bankshares, Inc.	13,941	398,434
Metropolitan Bank Holding Corp.*	8,703	609,210
Mid Penn Bancorp, Inc.	11,737	330,983
Midland States Bancorp, Inc.	15,740	272,617
MVB Financial Corp.	6,517	146,828
National Bank Holdings Corp., Class A	22,299	838,665
National Bankshares, Inc.	2,748	74,746
NB Bancorp, Inc.*	9,005	160,829
NBT Bancorp, Inc.	25,922	1,077,059
Nicolet Bankshares, Inc.	8,356	1,031,799
Northeast Bank	4,696	417,897
Northeast Community Bancorp, Inc.	13,493	313,645
Northfield Bancorp, Inc.	16,760	192,405
Northrim BanCorp, Inc.	3,275	305,426
Northwest Bancshares, Inc.	72,701	929,119
OceanFirst Financial Corp.	39,124	688,974
Old Second Bancorp, Inc.	36,517	647,812
Orange County Bancorp, Inc.	7,858	203,051
Origin Bancorp, Inc.	17,460	624,020
Orrstown Financial Services, Inc.	9,585	305,091
Pacific Premier Bancorp, Inc.	51,009	1,075,780
Park National Corp.	10,615	1,775,465
Pathward Financial, Inc.	16,213	1,282,773
Peapack-Gladstone Financial Corp.	7,239	204,502
Peoples Bancorp, Inc.	30,347	926,797
Peoples Financial Services Corp.	4,477	221,029
Ponce Financial Group, Inc.*	6,872	95,108
Preferred Bank	11,970	1,035,944
Primis Financial Corp.	7,667	83,187
Provident Bancorp, Inc.*	5,739	71,680
Provident Financial Services, Inc.	52,705	923,919
QCR Holdings, Inc.	10,755	730,264
RBB Bancorp	10,763	185,231
Red River Bancshares, Inc.	4,387	257,517
Renasant Corp.	57,060	2,050,166
Republic Bancorp, Inc., Class A	11,091	810,863
S&T Bancorp, Inc.	25,633	969,440
Seacoast Banking Corp. of Florida	35,846	990,067
Shore Bancshares, Inc.	18,894	297,014
Sierra Bancorp	9,316	276,592
Simmons First National Corp., Class A	60,117	1,139,818
SmartFinancial, Inc.	7,312	246,999
South Plains Financial, Inc.	9,713	350,056
Southern First Bancshares, Inc.*	3,158	120,099
Southern Missouri Bancorp, Inc.	5,992	328,242
Southern States Bancshares, Inc.	6,870	249,862
Southside Bancshares, Inc.	21,382	629,272
Stellar Bancorp, Inc.	32,132	899,053
Stock Yards Bancorp, Inc.	11,416	901,636
Third Coast Bancshares, Inc.*	9,814	320,623
Tompkins Financial Corp.	7,271	456,110
Towne Bank	33,756	1,153,780
TriCo Bancshares	18,866	763,884
Triumph Financial, Inc.*	4,218	232,454
TrustCo Bank Corp.	10,298	344,159
Trustmark Corp.	37,136	1,353,979
Unity Bancorp, Inc.	7,534	354,701
Univest Financial Corp.	18,764	563,671
Veritex Holdings, Inc.	23,206	605,677
WaFd, Inc.	42,017	1,230,258
Washington Trust Bancorp, Inc.	10,534	297,902
WesBanco, Inc.	47,796	1,511,787
West BanCorp, Inc.	8,442	165,716
Westamerica BanCorp	21,386	1,035,938
WSFS Financial Corp.	36,513	2,008,215
Total Banks		88,894,447
Beverages — 0.3%
Boston Beer Co., Inc., Class A*	2,897	552,777
MGP Ingredients, Inc.	22,790	683,016
Vita Coco Co., Inc.*	12,894	465,473
Total Beverages		1,701,266
Biotechnology — 2.6%
ACADIA Pharmaceuticals, Inc.*	69,804	1,505,672
Agios Pharmaceuticals, Inc.*	87,877	2,922,789
Anika Therapeutics, Inc.*	7,480	79,138
Arcturus Therapeutics Holdings, Inc.*	10,524	136,917
Arcus Biosciences, Inc.*(a)	36,821	299,723
Beam Therapeutics, Inc.*(a)	49,699	845,380
Cartesian Therapeutics, Inc.*^	242,132	43,584
Catalyst Pharmaceuticals, Inc.*	59,896	1,299,743
Coherus Oncology, Inc.*	78,801	57,627
Day One Biopharmaceuticals, Inc.*	78,822	512,343
Dynavax Technologies Corp.*(a)	26,418	262,067
Entrada Therapeutics, Inc.*	28,488	191,439
Inhibrx Biosciences, Inc.*(a)	23,092	329,523
Ironwood Pharmaceuticals, Inc.*	105,327	75,541
Kiniksa Pharmaceuticals International PLC*	31,027	858,517
MannKind Corp.*	50,257	187,961
MiMedx Group, Inc.*	84,743	517,780
Mirum Pharmaceuticals, Inc.*	8,847	450,224
Myriad Genetics, Inc.*	16,603	88,162
Organogenesis Holdings, Inc.*(a)	170,710	624,799
Protagonist Therapeutics, Inc.*	37,843	2,091,583
Puma Biotechnology, Inc.*	74,823	256,643
Rigel Pharmaceuticals, Inc.*	6,195	116,032
Taysha Gene Therapies, Inc.*(a)	82,938	191,587
Veracyte, Inc.*	22,414	605,850
Vericel Corp.*	8,605	366,143
Voyager Therapeutics, Inc.*	54,845	170,568
Total Biotechnology		15,087,335
Broadline Retail — 0.4%
Groupon, Inc.*	20,206	675,891
Kohl's Corp.(a)	134,101	1,137,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Savers Value Village, Inc.*(a)	74,847	$763,439
Total Broadline Retail		2,576,507
Building Products — 1.1%
American Woodmark Corp.*	10,767	574,635
Apogee Enterprises, Inc.	11,184	454,070
AZZ, Inc.	12,363	1,168,056
Gibraltar Industries, Inc.*	14,560	859,040
Hayward Holdings, Inc.*	69,707	961,957
Insteel Industries, Inc.	5,518	205,325
Janus International Group, Inc.*	115,431	939,608
Masterbrand, Inc.*	89,126	974,147
Quanex Building Products Corp.	23,702	447,968
Total Building Products		6,584,806
Capital Markets — 3.0%
Acadian Asset Management, Inc.	23,362	823,277
BGC Group, Inc., Class A	397,042	4,061,740
Bridge Investment Group Holdings, Inc., Class A	43,813	438,568
DigitalBridge Group, Inc.	84,140	870,849
Donnelley Financial Solutions, Inc.*	14,981	923,579
Federated Hermes, Inc.	48,825	2,163,924
GCM Grosvenor, Inc., Class A	70,327	812,980
Open Lending Corp.*	27,295	52,952
P10, Inc., Class A(a)	64,455	658,730
Perella Weinberg Partners	14,541	282,386
Silvercrest Asset Management Group, Inc., Class A	5,277	83,693
StoneX Group, Inc.*	30,560	2,785,238
Virtu Financial, Inc., Class A	52,502	2,351,565
Virtus Investment Partners, Inc.	5,975	1,083,865
Total Capital Markets		17,393,346
Chemicals — 1.4%
AdvanSix, Inc.	12,565	298,419
Aspen Aerogels, Inc.*	14,946	88,480
Core Molding Technologies, Inc.*	7,126	118,220
Ecovyst, Inc.*	60,338	496,582
Hawkins, Inc.	4,883	693,874
Innospec, Inc.	10,932	919,272
Koppers Holdings, Inc.	19,482	626,346
Kronos Worldwide, Inc.	73,203	453,859
Mativ Holdings, Inc.	29,035	198,019
Minerals Technologies, Inc.	19,408	1,068,798
Perimeter Solutions, Inc.*	63,415	882,737
Quaker Chemical Corp.	7,577	848,169
Sensient Technologies Corp.	13,009	1,281,647
Stepan Co.	5,941	324,260
Total Chemicals		8,298,682
Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	34,512	1,629,312
ACCO Brands Corp.	121,604	435,342
Acme United Corp.	1,992	82,568
ACV Auctions, Inc., Class A*	26,840	435,345
Brady Corp., Class A	22,682	1,541,696
BrightView Holdings, Inc.*	33,961	565,451
CECO Environmental Corp.*	7,737	219,035
CoreCivic, Inc.*	28,209	594,364
Deluxe Corp.	51,062	812,396
Driven Brands Holdings, Inc.*	79,524	1,396,441
Ennis, Inc.	14,881	269,941
Healthcare Services Group, Inc.*	28,811	433,029
HNI Corp.	22,288	1,096,124
Interface, Inc.	27,529	576,182
Liquidity Services, Inc.*	9,960	234,956
MillerKnoll, Inc.	49,213	955,717
OPENLANE, Inc.*	38,327	937,095
Pitney Bowes, Inc.	56,256	613,753
Quad/Graphics, Inc.	35,153	198,614
Quest Resource Holding Corp.*(a)	7,950	16,059
Steelcase, Inc., Class A	75,763	790,208
UniFirst Corp.	6,386	1,201,973
Vestis Corp.	40,225	230,489
Virco Mfg. Corp.	13,700	109,326
VSE Corp.	3,845	503,618
Total Commercial Services & Supplies		15,879,034
Communications Equipment — 0.9%
Aviat Networks, Inc.*	9,378	225,541
Calix, Inc.*	13,962	742,639
CommScope Holding Co., Inc.*	62,743	519,512
Digi International, Inc.*	17,858	622,530
Extreme Networks, Inc.*	26,446	474,706
Harmonic, Inc.*	35,092	332,321
Lantronix, Inc.*	36,912	105,937
NetScout Systems, Inc.*	52,164	1,294,189
Ribbon Communications, Inc.*	77,155	309,391
Viavi Solutions, Inc.*	54,069	544,475
Total Communications Equipment		5,171,241
Construction & Engineering — 0.3%
Argan, Inc.	2,718	599,265
Bowman Consulting Group Ltd.*	4,543	130,611
Concrete Pumping Holdings, Inc.	15,428	94,882
Great Lakes Dredge & Dock Corp.*	38,500	469,315
Limbach Holdings, Inc.*	2,351	329,375
NWPX Infrastructure, Inc.*	4,447	182,372
Total Construction & Engineering		1,805,820
Construction Materials — 0.0%
Smith-Midland Corp.*(a)	1,572	52,756
Consumer Finance — 2.3%
Atlanticus Holdings Corp.*	10,500	574,875
Bread Financial Holdings, Inc.	55,153	3,150,339
Dave, Inc.*	4,670	1,253,475
Enova International, Inc.*	18,853	2,102,487
EZCORP, Inc., Class A*	62,300	864,724
LendingClub Corp.*	26,634	320,407
Navient Corp.	145,251	2,048,039
Nelnet, Inc., Class A	9,147	1,107,885
PRA Group, Inc.*	16,951	250,027
PROG Holdings, Inc.	25,667	753,326
Regional Management Corp.	5,529	161,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
World Acceptance Corp.*	5,677	$937,386
Total Consumer Finance		13,524,472
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc.	21,149	777,226
Chefs' Warehouse, Inc.*	10,930	697,443
Natural Grocers by Vitamin Cottage, Inc.	6,015	236,089
PriceSmart, Inc.	11,262	1,182,960
SpartanNash Co.	28,185	746,621
United Natural Foods, Inc.*	10,416	242,797
Total Consumer Staples Distribution & Retail		3,883,136
Containers & Packaging — 0.5%
Greif, Inc., Class A	31,406	2,041,076
Myers Industries, Inc.	27,516	398,707
TriMas Corp.	20,635	590,367
Total Containers & Packaging		3,030,150
Distributors — 0.1%
A-Mark Precious Metals, Inc.	19,438	431,135
Diversified Consumer Services — 2.2%
Adtalem Global Education, Inc.*	19,345	2,461,264
American Public Education, Inc.*	5,884	179,227
Carriage Services, Inc.	8,816	403,244
Chegg, Inc.*	137,735	166,659
Coursera, Inc.*	48,541	425,219
European Wax Center, Inc., Class A*	23,794	133,960
Graham Holdings Co., Class B	1,988	1,880,986
Laureate Education, Inc.*	112,281	2,625,130
Lincoln Educational Services Corp.*	9,888	227,918
Matthews International Corp., Class A	18,279	437,051
Mister Car Wash, Inc.*(a)	120,627	724,968
Perdoceo Education Corp.	40,372	1,319,761
Strategic Education, Inc.	10,559	898,888
Udemy, Inc.*	24,593	172,889
Universal Technical Institute, Inc.*	13,093	443,722
Total Diversified Consumer Services		12,500,886
Diversified REITs — 0.4%
Alexander & Baldwin, Inc.	25,812	460,228
Alpine Income Property Trust, Inc.	4,270	62,812
American Assets Trust, Inc.	18,954	374,341
Broadstone Net Lease, Inc.	71,635	1,149,742
CTO Realty Growth, Inc.	6,248	107,840
Gladstone Commercial Corp.	8,153	116,832
One Liberty Properties, Inc.	9,516	227,052
Total Diversified REITs		2,498,847
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A*	14,749	234,509
IDT Corp., Class B	10,818	739,086
Iridium Communications, Inc.	31,301	944,351
Total Diversified Telecommunication Services		1,917,946
Electric Utilities — 0.4%
Otter Tail Corp.(a)	31,703	2,443,984
Electrical Equipment — 1.2%
Allient, Inc.	8,902	323,232
American Superconductor Corp.*	6,509	238,815
Array Technologies, Inc.*(a)	132,378	781,030
Atkore, Inc.	46,999	3,315,779
Fluence Energy, Inc.*(a)	29,653	198,972
LSI Industries, Inc.	11,736	199,629
Net Power, Inc.*(a)	17,518	43,270
Powell Industries, Inc.(a)	4,234	891,045
Shoals Technologies Group, Inc., Class A*	102,297	434,762
Thermon Group Holdings, Inc.*	15,289	429,315
Ultralife Corp.*	10,968	98,493
Vicor Corp.*	5,525	250,614
Total Electrical Equipment		7,204,956
Electronic Equipment, Instruments & Components — 2.1%
Arlo Technologies, Inc.*	25,473	432,022
Bel Fuse, Inc., Class B	6,072	593,174
Benchmark Electronics, Inc.	13,898	539,659
Climb Global Solutions, Inc.	1,218	130,216
Crane NXT Co.(a)	31,482	1,696,880
CTS Corp.	9,795	417,365
Daktronics, Inc.*	7,213	109,060
ePlus, Inc.*	12,576	906,730
FARO Technologies, Inc.*	5,345	234,752
Kimball Electronics, Inc.*	12,482	240,029
Knowles Corp.*	37,366	658,389
Napco Security Technologies, Inc.	10,425	309,518
OSI Systems, Inc.*(a)	6,707	1,508,136
PC Connection, Inc.	9,769	642,605
Powerfleet, Inc. NJ*	23,794	102,552
Rogers Corp.*	4,132	282,959
ScanSource, Inc.*	12,441	520,158
TTM Technologies, Inc.*	53,468	2,182,564
Vishay Intertechnology, Inc.	50,545	802,655
Vishay Precision Group, Inc.*	7,437	208,980
Total Electronic Equipment, Instruments & Components		12,518,403
Energy Equipment & Services — 2.5%
Aris Water Solutions, Inc., Class A	11,550	273,158
Atlas Energy Solutions, Inc.(a)	30,966	414,015
Bristow Group, Inc.*	18,767	618,748
Core Laboratories, Inc.	16,190	186,509
DMC Global, Inc.*	5,585	45,015
Expro Group Holdings NV*	21,721	186,583
Helix Energy Solutions Group, Inc.*	25,952	161,940
Helmerich & Payne, Inc.	81,417	1,234,282
Kodiak Gas Services, Inc.	14,722	504,523
Liberty Energy, Inc.	161,885	1,858,440
Natural Gas Services Group, Inc.*	6,758	174,424
Oceaneering International, Inc.*	29,303	607,158
Oil States International, Inc.*	20,075	107,602
Patterson-UTI Energy, Inc.	153,988	913,149
Ranger Energy Services, Inc., Class A	8,490	101,370
RPC, Inc.	156,186	738,760
Select Water Solutions, Inc.	34,212	295,592

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Solaris Energy Infrastructure, Inc.	6,469	$183,008
TETRA Technologies, Inc.*	49,874	167,577
Tidewater, Inc.*(a)	30,145	1,390,589
Valaris Ltd.*(a)	112,761	4,748,366
Total Energy Equipment & Services		14,910,808
Entertainment — 0.4%
IMAX Corp.*	14,406	402,791
Lionsgate Studios Corp.*	51,637	300,011
Madison Square Garden Entertainment Corp.*	37,539	1,500,434
Starz Entertainment Corp.*	3,355	53,915
Total Entertainment		2,257,151
Financial Services — 2.9%
Acacia Research Corp.*	156,054	558,673
Alerus Financial Corp.	9,815	212,397
AvidXchange Holdings, Inc.*	39,715	388,810
Cantaloupe, Inc.*	15,052	165,421
Cass Information Systems, Inc.	4,201	182,533
Federal Agricultural Mortgage Corp., Class C	6,627	1,287,494
Flywire Corp.*	21,585	252,545
International Money Express, Inc.*(a)	27,377	276,234
Marqeta, Inc., Class A*	80,723	470,615
Merchants Bancorp	54,735	1,810,086
NCR Atleos Corp.*	49,492	1,412,007
NewtekOne, Inc.	26,482	298,717
NMI Holdings, Inc.*	76,609	3,232,134
Onity Group, Inc.*	4,054	154,741
Paymentus Holdings, Inc., Class A*	13,302	435,640
Paysign, Inc.*	21,613	155,614
Repay Holdings Corp.*	91,356	440,336
Rocket Cos., Inc., Class A(a)	149,393	2,118,393
Sezzle, Inc.*(a)	7,964	1,427,547
UWM Holdings Corp.	150,353	622,461
Velocity Financial, Inc.*	27,470	509,294
Waterstone Financial, Inc.	7,024	97,001
Total Financial Services		16,508,693
Food Products — 0.8%
Calavo Growers, Inc.	4,621	122,872
Fresh Del Monte Produce, Inc.	27,964	906,593
J & J Snack Foods Corp.	4,709	534,048
John B Sanfilippo & Son, Inc.	5,240	331,378
Limoneira Co.	4,233	66,246
Mama's Creations, Inc.*	9,193	76,302
Mission Produce, Inc.*	25,500	298,860
TreeHouse Foods, Inc.*	24,254	471,013
Utz Brands, Inc.	28,116	352,856
Vital Farms, Inc.*(a)	11,631	448,026
WK Kellogg Co.	51,297	817,674
Total Food Products		4,425,868
Gas Utilities — 0.3%
Chesapeake Utilities Corp.	7,434	893,715
Northwest Natural Holding Co.	15,222	604,618
Total Gas Utilities		1,498,333
Ground Transportation — 0.6%
ArcBest Corp.	13,644	1,050,725
Covenant Logistics Group, Inc.	16,418	395,838
Marten Transport Ltd.	17,009	220,947
Schneider National, Inc., Class B	29,747	718,390
Universal Logistics Holdings, Inc.	22,735	577,014
Werner Enterprises, Inc.	11,945	326,815
Total Ground Transportation		3,289,729
Health Care Equipment & Supplies — 1.7%
Artivion, Inc.*	7,311	227,372
AtriCure, Inc.*	14,085	461,565
Avanos Medical, Inc.*	29,547	361,655
Axogen, Inc.*	10,313	111,896
Bioventus, Inc., Class A*	29,390	194,562
CONMED Corp.	15,564	810,573
Electromed, Inc.*	5,754	126,531
Embecta Corp.	63,592	616,207
Enovis Corp.*	27,742	869,989
iRadimed Corp.	5,313	317,664
LeMaitre Vascular, Inc.	4,582	380,535
LivaNova PLC*	32,645	1,469,678
Neogen Corp.*(a)	41,084	196,382
Novocure Ltd.*	12,756	227,057
Omnicell, Inc.*	14,797	435,032
OraSure Technologies, Inc.*	55,337	166,011
OrthoPediatrics Corp.*	6,947	149,222
RxSight, Inc.*	7,671	99,723
Sanara Medtech, Inc.*(a)	5,647	160,318
Semler Scientific, Inc.*	3,719	144,074
STAAR Surgical Co.*	19,753	331,455
Tactile Systems Technology, Inc.*	14,252	144,515
Tandem Diabetes Care, Inc.*	17,611	328,269
TransMedics Group, Inc.*	7,218	967,284
UFP Technologies, Inc.*(a)	2,042	498,575
Zimvie, Inc.*	16,621	155,406
Zynex, Inc.*(a)	20,507	52,908
Total Health Care Equipment & Supplies		10,004,458
Health Care Providers & Services — 2.6%
AdaptHealth Corp.*	140,119	1,321,322
Addus HomeCare Corp.*	6,792	782,371
Amedisys, Inc.*	15,233	1,498,775
Astrana Health, Inc.*	14,398	358,222
BrightSpring Health Services, Inc.*	31,843	751,176
Castle Biosciences, Inc.*	6,322	129,095
Cross Country Healthcare, Inc.*	16,938	221,041
DocGo, Inc.*	88,572	139,058
Enhabit, Inc.*	26,248	253,031
InfuSystem Holdings, Inc.*	15,824	98,742
ModivCare, Inc.*(a)	17,512	54,638
National Research Corp.	17,318	290,942
NeoGenomics, Inc.*	22,017	160,944
Owens & Minor, Inc.*	81,965	745,882
PACS Group, Inc.*	59,734	771,763
Pediatrix Medical Group, Inc.*	69,163	992,489
Pennant Group, Inc.*	11,901	355,245
Premier, Inc., Class A(a)	97,046	2,128,219
Privia Health Group, Inc.*	21,284	489,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Progyny, Inc.*	40,995	$901,890
Select Medical Holdings Corp.	66,018	1,002,153
Surgery Partners, Inc.*	48,519	1,078,577
Talkspace, Inc.*	69,937	194,425
U.S. Physical Therapy, Inc.	4,547	355,575
Total Health Care Providers & Services		15,075,107
Health Care REITs — 0.3%
LTC Properties, Inc.	21,779	753,771
National Health Investors, Inc.	13,859	971,793
Total Health Care REITs		1,725,564
Health Care Technology — 0.4%
Certara, Inc.*	59,115	691,645
Definitive Healthcare Corp.*	91,990	358,761
GoodRx Holdings, Inc., Class A*	157,357	783,638
Health Catalyst, Inc.*	32,263	121,632
HealthStream, Inc.	8,707	240,923
Phreesia, Inc.*	14,164	403,107
Total Health Care Technology		2,599,706
Hotel & Resort REITs — 0.6%
DiamondRock Hospitality Co.	50,346	385,650
Park Hotels & Resorts, Inc.	174,995	1,790,199
RLJ Lodging Trust	36,928	268,836
Summit Hotel Properties, Inc.(a)	20,560	104,650
Sunstone Hotel Investors, Inc.	104,540	907,407
Xenia Hotels & Resorts, Inc.	18,406	231,364
Total Hotel & Resort REITs		3,688,106
Hotels, Restaurants & Leisure — 2.4%
Accel Entertainment, Inc.*	56,400	663,828
BJ's Restaurants, Inc.*	6,672	297,571
Cheesecake Factory, Inc.(a)	25,647	1,607,041
Dave & Buster's Entertainment, Inc.*(a)	24,761	744,811
Denny's Corp.*	36,408	149,273
Dine Brands Global, Inc.	21,030	511,660
El Pollo Loco Holdings, Inc.*	16,496	181,621
First Watch Restaurant Group, Inc.*	11,163	179,055
Golden Entertainment, Inc.	9,668	284,529
Krispy Kreme, Inc.(a)	30,226	87,958
Marriott Vacations Worldwide Corp.	23,636	1,709,119
Monarch Casino & Resort, Inc.	8,230	711,401
Papa John's International, Inc.	14,915	729,940
Portillo's, Inc., Class A*(a)	20,514	239,398
Potbelly Corp.*	7,701	94,337
Pursuit Attractions and Hospitality, Inc.*	3,912	112,783
RCI Hospitality Holdings, Inc.	6,595	251,401
Red Rock Resorts, Inc., Class A	27,455	1,428,484
Rush Street Interactive, Inc.*	15,908	237,029
Sabre Corp.*	446,384	1,410,573
Target Hospitality Corp.*(a)	108,721	774,094
United Parks & Resorts, Inc.*	33,573	1,582,967
Xponential Fitness, Inc., Class A*	6,308	47,247
Total Hotels, Restaurants & Leisure		14,036,120
Household Durables — 2.0%
Beazer Homes USA, Inc.*	34,308	767,470
Century Communities, Inc.	32,039	1,804,436
Cricut, Inc., Class A	75,913	513,931
Dream Finders Homes, Inc., Class A*(a)	55,381	1,391,725
Ethan Allen Interiors, Inc.	16,808	468,103
Flexsteel Industries, Inc.	2,069	74,546
Green Brick Partners, Inc.*	41,472	2,607,759
Hamilton Beach Brands Holding Co., Class A	12,618	225,736
Helen of Troy Ltd.*	19,738	560,164
Hooker Furnishings Corp.	3,374	35,697
La-Z-Boy, Inc.	23,013	855,393
Legacy Housing Corp.*	17,759	402,419
LGI Homes, Inc.*	14,985	772,027
Lifetime Brands, Inc.	9,537	48,639
Lovesac Co.*	2,268	41,278
Smith Douglas Homes Corp.*(a)	12,304	238,944
Sonos, Inc.*	84,080	908,905
Total Household Durables		11,717,172
Household Products — 0.5%
Central Garden & Pet Co., Class A*	34,012	1,064,236
Energizer Holdings, Inc.	50,902	1,026,184
Spectrum Brands Holdings, Inc.	11,790	624,870
Total Household Products		2,715,290
Independent Power & Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class C	37,494	1,199,808
Independent Power and Renewable Electricity Producers — 0.0%
Montauk Renewables, Inc.*	55,486	123,179
Industrial REITs — 0.2%
Innovative Industrial Properties, Inc.	12,319	680,255
LXP Industrial Trust	50,358	415,957
Plymouth Industrial REIT, Inc.	8,192	131,564
Total Industrial REITs		1,227,776
Insurance — 3.1%
American Coastal Insurance Corp.	52,670	585,690
AMERISAFE, Inc.	7,046	308,122
Baldwin Insurance Group, Inc.*	14,750	631,447
Bowhead Specialty Holdings, Inc.*	7,033	263,948
Brighthouse Financial, Inc.*	95,600	5,140,412
Crawford & Co., Class A	23,075	244,134
Donegal Group, Inc., Class A	9,670	193,642
Employers Holdings, Inc.	15,872	748,841
Genworth Financial, Inc.*	75,359	586,293
Goosehead Insurance, Inc., Class A	4,384	462,556
Hagerty, Inc., Class A*	15,836	160,102
HCI Group, Inc.	9,906	1,507,693
Heritage Insurance Holdings, Inc.*	45,003	1,122,375
Horace Mann Educators Corp.	20,013	859,959
Oscar Health, Inc., Class A*(a)	36,749	787,899
Palomar Holdings, Inc.*	8,914	1,374,984
ProAssurance Corp.*	15,435	352,381
Safety Insurance Group, Inc.	4,850	385,041
Skyward Specialty Insurance Group, Inc.*	17,624	1,018,491
Stewart Information Services Corp.	6,631	431,678
United Fire Group, Inc.	13,671	392,358
Universal Insurance Holdings, Inc.	21,410	593,699
Total Insurance		18,151,745

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Interactive Media & Services — 1.3%
Angi, Inc.*	11,338	$173,018
Cargurus, Inc.*	35,194	1,177,943
Cars.com, Inc.*	55,835	661,645
EverQuote, Inc., Class A*	7,033	170,058
Getty Images Holdings, Inc.*	138,735	230,300
MediaAlpha, Inc., Class A*	12,827	140,456
QuinStreet, Inc.*	10,397	167,392
Shutterstock, Inc.	36,792	697,576
Teads Holding Co.*	12,085	29,971
TripAdvisor, Inc.*	113,783	1,484,868
Vimeo, Inc.*	40,642	164,194
Yelp, Inc.*	25,229	864,598
Ziff Davis, Inc.*	43,534	1,317,774
ZipRecruiter, Inc., Class A*	17,528	87,815
Total Interactive Media & Services		7,367,608
IT Services — 0.3%
BigCommerce Holdings, Inc., Series 1*	22,873	114,365
DigitalOcean Holdings, Inc.*	37,081	1,059,033
Grid Dynamics Holdings, Inc.*	16,361	188,970
Hackett Group, Inc.	11,707	297,592
Unisys Corp.*	41,097	186,169
Total IT Services		1,846,129
Leisure Products — 0.4%
Funko, Inc., Class A*	10,354	49,285
JAKKS Pacific, Inc.	11,285	234,502
Latham Group, Inc.*	32,963	210,304
Marine Products Corp.	13,770	117,183
MasterCraft Boat Holdings, Inc.*	4,895	90,949
Outdoor Holding Co.*	41,660	53,325
Smith & Wesson Brands, Inc.	21,136	183,461
Sturm Ruger & Co., Inc.	6,430	230,837
YETI Holdings, Inc.*	44,781	1,411,497
Total Leisure Products		2,581,343
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc., Class A*(a)	20,843	241,362
Azenta, Inc.*	8,738	268,956
Cytek Biosciences, Inc.*	37,625	127,925
Fortrea Holdings, Inc.*	17,042	84,187
Lifecore Biomedical, Inc.*	24,837	201,676
Mesa Laboratories, Inc.	4,731	445,755
Niagen Bioscience, Inc.*	20,863	300,636
Total Life Sciences Tools & Services		1,670,497
Machinery — 3.5%
Alamo Group, Inc.	4,894	1,068,752
Albany International Corp., Class A	12,196	855,305
Astec Industries, Inc.	10,637	443,457
Atmus Filtration Technologies, Inc.	39,358	1,433,418
Blue Bird Corp.*(a)	22,851	986,249
Columbus McKinnon Corp.	16,517	252,215
Douglas Dynamics, Inc.	8,836	260,397
Energy Recovery, Inc.*	11,915	152,274
Enerpac Tool Group Corp.	15,963	647,459
Gorman-Rupp Co.	8,219	301,802
Graham Corp.*	2,336	115,655
Greenbrier Cos., Inc.	19,362	891,620
Helios Technologies, Inc.	11,480	383,088
Hillman Solutions Corp.*	75,030	535,714
Hyster-Yale, Inc.	21,099	839,318
Kennametal, Inc.	32,010	734,950
L B Foster Co., Class A*	11,537	252,314
Lindsay Corp.	4,269	615,803
Manitowoc Co., Inc.*	10,592	127,316
Mayville Engineering Co., Inc.*	9,181	146,529
Miller Industries, Inc.	7,614	338,518
Park-Ohio Holdings Corp.	11,758	209,998
Proto Labs, Inc.*	8,274	331,291
REV Group, Inc.	23,228	1,105,421
Shyft Group, Inc.	8,747	109,687
Standex International Corp.	3,298	516,071
Tennant Co.	12,506	968,965
Terex Corp.	66,755	3,116,791
Trinity Industries, Inc.	41,898	1,131,665
Worthington Enterprises, Inc.	28,077	1,786,820
Total Machinery		20,658,862
Marine Transportation — 0.1%
Genco Shipping & Trading Ltd.	41,573	543,359
Media — 1.6%
AMC Networks, Inc., Class A*	50,512	316,710
Cable One, Inc.(a)	5,112	694,261
DoubleVerify Holdings, Inc.*	58,567	876,748
EW Scripps Co., Class A*	107,172	315,086
Gray Media, Inc.	140,962	638,558
Ibotta, Inc., Class A*(a)	4,627	169,348
Integral Ad Science Holding Corp.*	29,196	242,619
John Wiley & Sons, Inc., Class A	27,474	1,226,164
Magnite, Inc.*	43,820	1,056,938
PubMatic, Inc., Class A*	10,434	129,799
Scholastic Corp.	13,815	289,839
Stagwell, Inc.*(a)	74,608	335,736
TechTarget, Inc.*	15,474	120,233
TEGNA, Inc.	177,797	2,979,878
Total Media		9,391,917
Metals & Mining — 1.1%
Alpha Metallurgical Resources, Inc.*(a)	13,157	1,479,900
Century Aluminum Co.*	35,263	635,439
Coeur Mining, Inc.*	65,477	580,126
Hecla Mining Co.	105,607	632,586
Idaho Strategic Resources, Inc.*	5,611	73,392
Kaiser Aluminum Corp.	4,392	350,921
Materion Corp.	7,844	622,578
Olympic Steel, Inc.	5,636	183,677
Ramaco Resources, Inc., Class A(a)	20,022	263,089
Ryerson Holding Corp.	8,112	174,976
SunCoke Energy, Inc.	56,739	487,388
Worthington Steel, Inc.	25,201	751,746
Total Metals & Mining		6,235,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Multi-Utilities — 0.6%
Avista Corp.	43,808	$1,662,514
Northwestern Energy Group, Inc.	34,111	1,749,894
Unitil Corp.	6,796	354,411
Total Multi-Utilities		3,766,819
Office REITs — 0.3%
Easterly Government Properties, Inc.	7,802	173,204
Empire State Realty Trust, Inc., Class A	54,985	444,829
Highwoods Properties, Inc.	37,312	1,160,030
Postal Realty Trust, Inc., Class A	4,386	64,606
Total Office REITs		1,842,669
Oil, Gas & Consumable Fuels — 3.6%
Amplify Energy Corp.*	60,265	192,848
Berry Corp.	88,723	245,763
Centrus Energy Corp., Class A*(a)	8,201	1,502,259
Crescent Energy Co., Class A	108,469	932,833
Dorian LPG Ltd.	69,562	1,695,922
Evolution Petroleum Corp.	12,215	57,410
Excelerate Energy, Inc., Class A	6,797	199,288
Granite Ridge Resources, Inc.	106,043	675,494
Gulfport Energy Corp.*	13,186	2,652,628
HighPeak Energy, Inc.	122,235	1,197,903
International Seaways, Inc.(a)	79,736	2,908,769
Kinetik Holdings, Inc.	22,611	996,015
Par Pacific Holdings, Inc.*	65,850	1,747,000
Peabody Energy Corp.	197,238	2,646,934
REX American Resources Corp.*	13,425	653,932
Riley Exploration Permian, Inc.	23,827	624,982
Ring Energy, Inc.*	311,031	246,959
SandRidge Energy, Inc.	24,880	269,202
VAALCO Energy, Inc.	134,761	486,487
Vitesse Energy, Inc.	14,815	327,263
World Kinect Corp.	36,320	1,029,672
Total Oil, Gas & Consumable Fuels		21,289,563
Passenger Airlines — 0.1%
Allegiant Travel Co.*	3,102	170,455
Frontier Group Holdings, Inc.*(a)	37,556	136,328
Sun Country Airlines Holdings, Inc.*	28,130	330,528
Total Passenger Airlines		637,311
Personal Care Products — 0.6%
Edgewell Personal Care Co.	33,421	782,386
Herbalife Ltd.*	159,250	1,372,735
Medifast, Inc.*	12,986	182,453
Nature's Sunshine Products, Inc.*	8,322	123,082
Nu Skin Enterprises, Inc., Class A	46,307	369,993
USANA Health Sciences, Inc.*	11,587	353,751
Total Personal Care Products		3,184,400
Pharmaceuticals — 2.1%
Amneal Pharmaceuticals, Inc.*	180,702	1,461,879
Amphastar Pharmaceuticals, Inc.*(a)	40,209	923,199
ANI Pharmaceuticals, Inc.*(a)	15,115	986,254
Biote Corp., Class A*	35,568	142,983
Collegium Pharmaceutical, Inc.*(a)	50,296	1,487,253
Harmony Biosciences Holdings, Inc.*	32,726	1,034,142
Harrow, Inc.*	6,989	213,444
Innoviva, Inc.*	37,973	762,877
Ligand Pharmaceuticals, Inc.*	8,226	935,132
Pacira BioSciences, Inc.*(a)	62,614	1,496,475
Phibro Animal Health Corp., Class A	25,356	647,592
SIGA Technologies, Inc.	117,629	766,941
Supernus Pharmaceuticals, Inc.*	43,879	1,383,066
Total Pharmaceuticals		12,241,237
Professional Services — 2.7%
Asure Software, Inc.*	10,879	106,179
Barrett Business Services, Inc.	9,355	390,010
CRA International, Inc.	2,124	397,974
CSG Systems International, Inc.	17,561	1,146,909
DLH Holdings Corp.*	8,124	47,444
First Advantage Corp.*	56,613	940,342
Forrester Research, Inc.*	12,396	122,720
Franklin Covey Co.*	5,180	118,208
Heidrick & Struggles International, Inc.	10,727	490,868
Huron Consulting Group, Inc.*	7,349	1,010,781
ICF International, Inc.	8,513	721,136
Innodata, Inc.*(a)	4,722	241,861
Insperity, Inc.	16,185	973,042
Kelly Services, Inc., Class A	48,249	564,996
Kforce, Inc.	7,120	292,846
Legalzoom.com, Inc.*	92,779	826,661
ManpowerGroup, Inc.	31,890	1,288,356
Mistras Group, Inc.*	14,689	117,659
NV5 Global, Inc.*	29,383	678,453
RCM Technologies, Inc.*	6,455	152,144
Resolute Holdings Management, Inc.*(a)	2,705	86,208
Resources Connection, Inc.	23,086	123,972
UL Solutions, Inc., Class A	46,788	3,408,974
Upwork, Inc.*	63,840	858,010
Willdan Group, Inc.*	6,447	403,002
Total Professional Services		15,508,755
Real Estate Management & Development — 0.9%
Cushman & Wakefield PLC*	98,275	1,087,904
eXp World Holdings, Inc.(a)	26,776	243,662
Forestar Group, Inc.*	57,594	1,151,880
Newmark Group, Inc., Class A	133,967	1,627,699
RE/MAX Holdings, Inc., Class A*	15,410	126,054
RMR Group, Inc., Class A	11,963	195,595
St. Joe Co.	11,920	568,584
Star Holdings*	12,189	95,196
Total Real Estate Management & Development		5,096,574
Residential REITs — 0.1%
NexPoint Residential Trust, Inc.	8,318	277,156
UMH Properties, Inc.	13,318	223,609
Veris Residential, Inc.	16,807	250,256
Total Residential REITs		751,021
Retail REITs — 0.9%
Acadia Realty Trust	21,789	404,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Alexander's, Inc.	3,121	$703,224
CBL & Associates Properties, Inc.	8,053	204,466
Getty Realty Corp.	16,163	446,745
InvenTrust Properties Corp.	13,010	356,474
Saul Centers, Inc.	9,158	312,654
SITE Centers Corp.	81,872	925,972
Urban Edge Properties	95,147	1,775,443
Whitestone REIT	12,800	159,744
Total Retail REITs		5,289,344
Semiconductors & Semiconductor Equipment — 1.4%
ACM Research, Inc., Class A*	70,773	1,833,021
Aehr Test Systems*(a)	14,256	184,330
Alpha & Omega Semiconductor Ltd.*	4,008	102,845
Axcelis Technologies, Inc.*	24,124	1,681,202
CEVA, Inc.*	3,926	86,293
Diodes, Inc.*	9,717	513,932
Everspin Technologies, Inc.*	9,156	57,591
FormFactor, Inc.*	16,282	560,264
Ichor Holdings Ltd.*	5,446	106,959
PDF Solutions, Inc.*	7,690	164,412
Penguin Solutions, Inc.*	27,147	537,782
Photronics, Inc.*	42,461	799,541
QuickLogic Corp.*(a)	5,442	33,523
SkyWater Technology, Inc.*(a)	10,345	101,795
Synaptics, Inc.*	10,235	663,433
Ultra Clean Holdings, Inc.*	10,871	245,358
Veeco Instruments, Inc.*(a)	32,547	661,355
Total Semiconductors & Semiconductor Equipment		8,333,636
Software — 3.9%
8x8, Inc.*	118,824	232,895
A10 Networks, Inc.	27,311	528,468
Adeia, Inc.	74,373	1,051,634
Alarm.com Holdings, Inc.*	15,717	889,111
Amplitude, Inc., Class A*	16,411	203,496
AudioEye, Inc.*	3,262	38,002
AvePoint, Inc.*	30,540	589,727
Braze, Inc., Class A*	13,513	379,715
Cerence, Inc.*(a)	58,296	595,202
Clear Secure, Inc., Class A	31,332	869,776
Consensus Cloud Solutions, Inc.*	31,021	715,344
Expensify, Inc., Class A*	45,872	118,808
Five9, Inc.*	33,336	882,737
I3 Verticals, Inc., Class A*(a)	8,643	237,510
Jamf Holding Corp.*	37,602	357,595
JFrog Ltd.*	20,100	881,988
Klaviyo, Inc., Class A*	29,614	994,438
LiveRamp Holdings, Inc.*	27,970	924,129
Mitek Systems, Inc.*	31,971	316,513
N-able, Inc.*	72,061	583,694
Olo, Inc., Class A*	37,868	337,025
ON24, Inc.*	12,309	66,838
OneSpan, Inc.	22,998	383,837
Ooma, Inc.*	9,166	118,241
PagerDuty, Inc.*	27,543	420,857
Progress Software Corp.(a)	24,606	1,570,847
PROS Holdings, Inc.*	7,807	122,258
Rapid7, Inc.*	35,014	809,874
Red Violet, Inc.	3,029	149,027
ReposiTrak, Inc.	3,358	65,985
Rimini Street, Inc.*	152,948	576,614
RingCentral, Inc., Class A*	69,267	1,963,719
SEMrush Holdings, Inc., Class A*	22,944	207,643
Sprinklr, Inc., Class A*	101,517	858,834
Sprout Social, Inc., Class A*	8,675	181,394
Teradata Corp.*	62,522	1,394,866
Verint Systems, Inc.*	56,389	1,109,172
Vertex, Inc., Class A*	14,405	509,001
Viant Technology, Inc., Class A*	3,320	43,924
Weave Communications, Inc.*	12,678	105,481
WM Technology, Inc.*	45,830	41,064
Xperi, Inc.*	26,523	209,797
Yext, Inc.*	38,071	323,604
Total Software		22,960,684
Specialized REITs — 1.3%
EPR Properties	32,790	1,910,345
Farmland Partners, Inc.	13,463	154,959
Four Corners Property Trust, Inc.	27,970	752,673
National Storage Affiliates Trust	41,373	1,323,522
Outfront Media, Inc.	101,066	1,649,397
PotlatchDeltic Corp.	13,853	531,540
Safehold, Inc.	43,478	676,518
Uniti Group, Inc.*	144,985	626,335
Total Specialized REITs		7,625,289
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A*(a)	11,079	54,509
Academy Sports & Outdoors, Inc.	84,628	3,792,181
American Eagle Outfitters, Inc.	146,972	1,413,871
Arko Corp.	28,596	120,961
Buckle, Inc.	30,490	1,382,722
Build-A-Bear Workshop, Inc.	10,387	535,554
Caleres, Inc.	33,475	409,065
Designer Brands, Inc., Class A	14,535	34,593
Destination XL Group, Inc.*	13,839	15,361
Genesco, Inc.*	2,173	42,786
Guess?, Inc.	76,332	922,854
Haverty Furniture Cos., Inc.	9,315	189,560
J Jill, Inc.	13,441	196,776
Monro, Inc.	9,188	136,993
National Vision Holdings, Inc.*	33,679	774,954
OneWater Marine, Inc., Class A*(a)	6,643	88,950
RealReal, Inc.*(a)	74,727	357,942
Revolve Group, Inc.*	9,922	198,936
Sally Beauty Holdings, Inc.*	108,637	1,005,979
Shoe Carnival, Inc.(a)	18,547	347,014
Sonic Automotive, Inc., Class A	24,490	1,957,486
Tile Shop Holdings, Inc.*	10,709	68,109
Upbound Group, Inc.	48,473	1,216,672
Victoria's Secret & Co.*	33,268	616,123
Warby Parker, Inc., Class A*	17,773	389,762

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
Winmark Corp.	838	$316,437
Total Specialty Retail		16,586,150
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc., Class A*(a)	33,953	478,398
CPI Card Group, Inc.*	7,213	171,092
Diebold Nixdorf, Inc.*	6,307	349,408
Immersion Corp.	49,761	392,117
Turtle Beach Corp.*	5,757	79,619
Total Technology Hardware, Storage & Peripherals		1,470,634
Textiles, Apparel & Luxury Goods — 1.6%
Carter's, Inc.	32,315	973,651
Figs, Inc., Class A*(a)	31,620	178,337
G-III Apparel Group Ltd.*	51,344	1,150,106
Hanesbrands, Inc.*	102,441	469,180
Lakeland Industries, Inc.	2,906	39,551
Levi Strauss & Co., Class A	150,766	2,787,663
Movado Group, Inc.	15,171	231,358
Oxford Industries, Inc.	13,544	545,146
Rocky Brands, Inc.	6,390	141,794
Steven Madden Ltd.	36,089	865,414
Superior Group of Cos., Inc.	7,197	74,129
Under Armour, Inc., Class A*	221,026	1,509,607
Vera Bradley, Inc.*	12,381	27,362
Wolverine World Wide, Inc.	13,283	240,157
Total Textiles, Apparel & Luxury Goods		9,233,455
Tobacco — 0.3%
Turning Point Brands, Inc.	6,565	497,430
Universal Corp.	18,268	1,063,928
Total Tobacco		1,561,358
Trading Companies & Distributors — 1.2%
BlueLinx Holdings, Inc.*	4,961	368,999
Distribution Solutions Group, Inc.*	8,008	219,980
DNOW, Inc.*	52,353	776,395
DXP Enterprises, Inc.*	8,224	720,834
Global Industrial Co.	19,110	516,161
Hudson Technologies, Inc.*	40,642	330,013
Karat Packaging, Inc.	8,030	226,125
McGrath RentCorp	15,270	1,770,709
MRC Global, Inc.*	48,789	668,897
Newpark Resources, Inc.*	25,013	212,861
Titan Machinery, Inc.*	20,361	403,351
Transcat, Inc.*	2,007	172,522
Total Trading Companies & Distributors		6,386,847
Water Utilities — 0.6%
American States Water Co.	10,557	809,300
Artesian Resources Corp., Class A	5,096	171,022
California Water Service Group	34,373	1,563,284
H2O America	14,100	732,777
Middlesex Water Co.	5,451	295,335
York Water Co.	5,134	162,234
Total Water Utilities		3,733,952
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*(a)	62,686	920,231
Spok Holdings, Inc.	7,199	127,278
Total Wireless Telecommunication Services		1,047,509
Total United States		563,048,764
Bahamas — 0.1%
Diversified Consumer Services — 0.1%
OneSpaWorld Holdings Ltd.	33,262	678,212
Bermuda — 0.4%
Insurance — 0.4%
Hamilton Insurance Group Ltd., Class B*	98,067	2,120,209
Ghana — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
Kosmos Energy Ltd.*	783,273	1,347,230
Hong Kong — 0.2%
Distributors — 0.2%
GigaCloud Technology, Inc., Class A*(a)	48,718	963,642
Ireland — 0.1%
Biotechnology — 0.0%
Prothena Corp. PLC*	19,349	117,449
Commercial Services & Supplies — 0.1%
Cimpress PLC*	15,881	746,407
Total Ireland		863,856
Philippines — 0.1%
Professional Services — 0.1%
TaskUS, Inc., Class A*	30,679	514,180
Puerto Rico — 1.0%
Banks — 0.7%
First BanCorp	121,931	2,539,822
OFG Bancorp	35,766	1,530,785
Total Banks		4,070,607
Financial Services — 0.3%
EVERTEC, Inc.	45,975	1,657,399
Total Puerto Rico		5,728,006
Singapore — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Kulicke & Soffa Industries, Inc.	9,275	320,915
Sweden — 0.5%
Insurance — 0.5%
SiriusPoint Ltd.*	147,683	3,011,256
Switzerland — 0.5%
Automobile Components — 0.5%
Garrett Motion, Inc.	277,730	2,918,942

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

Investments	Shares	Value
United Kingdom — 0.4%
Professional Services — 0.4%
WNS Holdings Ltd.*	33,739	$2,133,654
TOTAL COMMON STOCKS (COST: $601,422,841)		583,648,866
WARRANTS — 0.0%
United States — 0.0%
OmniAb, Inc.*^
(Cost: $0)	5,124	0
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $225,755)	225,755	225,755
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.2%
United States — 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)	10,971,836	10,971,836
WisdomTree Government Money Market Digital Fund, 4.10%(b)(c)	1,700,000	1,700,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (COST: $12,671,836)		12,671,836
TOTAL INVESTMENTS IN SECURITIES — 102.1% (Cost: $614,320,432)		596,546,457
Other Liabilities less Assets — (2.1)%		(12,187,925)
NET ASSETS — 100.0%		$584,358,532

*	Non-income producing security.
^	This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $43,584, which represents 0.0% of net assets.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $39,840,225 and the total market value of the collateral held by the Fund was $40,427,227. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $27,755,391.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.
(c)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Fund (EES)

June 30, 2025

INVESTMENT IN AFFILIATES
Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the three-month fiscal period ended June 30, 2025 were as follows:

Affiliate	Value at 3/31/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2025	Securities Lending Income
WisdomTree Government Money Market Digital Fund, 4.10%	$—	$3,700,000	$2,000,000	$—	$—	$1,700,000	$4,014

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Biotechnology	$15,161,200	$–	$43,584	*	$15,204,784
Other	568,444,082	–	–		568,444,082
Warrants	–	–	0	*	0
Mutual Fund	–	225,755	–		225,755
Investment of Cash Collateral for Securities Loaned	–	12,671,836	–		12,671,836
Total Investments in Securities	$583,605,282	$12,897,591	$43,584		$596,546,457

*	Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.5%
Aerospace & Defense — 0.2%
Cadre Holdings, Inc.	25,977	$827,367
Air Freight & Logistics — 0.4%
Hub Group, Inc., Class A	38,127	1,274,586
Automobile Components — 2.9%
LCI Industries	61,847	5,639,828
Patrick Industries, Inc.	36,792	3,394,798
Standard Motor Products, Inc.	47,281	1,452,472
Total Automobile Components		10,487,098
Automobiles — 1.1%
Harley-Davidson, Inc.	171,367	4,044,261
Banks — 12.6%
Bankwell Financial Group, Inc.	12,383	446,159
Brookline Bancorp, Inc.	236,358	2,493,577
Capital Bancorp, Inc.	14,584	489,731
Chemung Financial Corp.	7,412	359,260
Community Financial System, Inc.	87,522	4,977,376
ConnectOne Bancorp, Inc.	96,587	2,236,955
Dime Community Bancshares, Inc.	75,128	2,023,948
Farmers National Banc Corp.	78,930	1,088,445
First Bancorp/Southern Pines NC	48,118	2,121,523
Five Star Bancorp	30,418	868,130
Flushing Financial Corp.	83,605	993,227
German American Bancorp, Inc.	44,556	1,715,852
Hanmi Financial Corp.	73,872	1,823,161
Hanover Bancorp, Inc.	7,059	161,581
Hope Bancorp, Inc.	312,989	3,358,372
Investar Holding Corp.	11,935	230,584
Live Oak Bancshares, Inc.	20,948	624,250
MainStreet Bancshares, Inc.	7,823	147,855
Midland States Bancorp, Inc.	61,342	1,062,443
MVB Financial Corp.	24,261	546,600
NBT Bancorp, Inc.	90,356	3,754,292
Northeast Bank	3,446	306,659
Northrim BanCorp, Inc.	10,114	943,232
OP Bancorp	17,920	232,781
Orange County Bancorp, Inc.	12,861	332,328
Pathward Financial, Inc.	11,322	895,797
PCB Bancorp	19,668	412,635
Peapack-Gladstone Financial Corp.	8,070	227,977
Plumas Bancorp	8,542	379,777
Towne Bank	125,342	4,284,190
Unity Bancorp, Inc.	7,662	360,727
WesBanco, Inc.	155,832	4,928,966
West BanCorp, Inc.	23,342	458,203
Total Banks		45,286,593
Building Products — 0.9%
Apogee Enterprises, Inc.	16,605	674,163
Griffon Corp.	27,038	1,956,740
Quanex Building Products Corp.	32,851	620,884
Total Building Products		3,251,787
Capital Markets — 5.0%
Federated Hermes, Inc.	143,103	6,342,325
PJT Partners, Inc., Class A(a)	11,365	1,875,339
Victory Capital Holdings, Inc., Class A	106,262	6,765,701
Virtus Investment Partners, Inc.	15,973	2,897,502
Total Capital Markets		17,880,867
Chemicals — 4.3%
AdvanSix, Inc.	33,837	803,629
Hawkins, Inc.	9,389	1,334,177
HB Fuller Co.	39,763	2,391,744
Innospec, Inc.	20,922	1,759,331
Kronos Worldwide, Inc.	142,601	884,126
Minerals Technologies, Inc.	14,696	809,309
Northern Technologies International Corp.	14,258	105,652
Sensient Technologies Corp.	55,803	5,497,712
Stepan Co.	28,979	1,581,674
Valhi, Inc.	23,309	376,673
Total Chemicals		15,544,027
Commercial Services & Supplies — 3.3%
Acme United Corp.	3,674	152,287
Brady Corp., Class A	34,950	2,375,552
Brink's Co.	28,376	2,533,693
Ennis, Inc.	74,766	1,356,255
HNI Corp.	69,048	3,395,781
Interface, Inc.	27,027	565,675
Vestis Corp.	71,077	407,271
VSE Corp.	8,486	1,111,496
Total Commercial Services & Supplies		11,898,010
Construction & Engineering — 1.6%
Argan, Inc.	8,587	1,893,262
Granite Construction, Inc.	19,918	1,862,532
Primoris Services Corp.	24,378	1,900,021
Total Construction & Engineering		5,655,815
Consumer Finance — 0.9%
Nelnet, Inc., Class A	16,648	2,016,406
PROG Holdings, Inc.	27,042	793,683
Regional Management Corp.	19,602	572,574
Total Consumer Finance		3,382,663
Consumer Staples Distribution & Retail — 0.5%
Andersons, Inc.	34,753	1,277,173
Natural Grocers by Vitamin Cottage, Inc.	15,631	613,517
Total Consumer Staples Distribution & Retail		1,890,690
Containers & Packaging — 1.4%
Greif, Inc., Class A	49,071	3,189,124
Myers Industries, Inc.	99,857	1,446,928
TriMas Corp.	18,673	534,235
Total Containers & Packaging		5,170,287
Distributors — 0.2%
A-Mark Precious Metals, Inc.	39,135	868,014
Diversified Consumer Services — 1.7%
Carriage Services, Inc.	11,141	509,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2025

Investments	Shares	Value
Perdoceo Education Corp.	78,848	$2,577,541
Strategic Education, Inc.	36,829	3,135,253
Total Diversified Consumer Services		6,222,383
Diversified Telecommunication Services — 1.4%
IDT Corp., Class B	11,192	764,638
Iridium Communications, Inc.	136,036	4,104,206
Total Diversified Telecommunication Services		4,868,844
Electrical Equipment — 1.7%
Allient, Inc.	7,678	278,788
Atkore, Inc.	30,875	2,178,231
EnerSys	25,225	2,163,548
LSI Industries, Inc.	18,859	320,792
Powell Industries, Inc.(a)	5,063	1,065,509
Total Electrical Equipment		6,006,868
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries, Inc.	16,810	2,227,325
Bel Fuse, Inc., Class B	4,581	447,518
Climb Global Solutions, Inc.	2,021	216,065
Crane NXT Co.(a)	37,024	1,995,594
CTS Corp.	13,859	590,532
Napco Security Technologies, Inc.	28,771	854,211
PC Connection, Inc.	11,859	780,085
Vishay Intertechnology, Inc.	166,116	2,637,922
Total Electronic Equipment, Instruments & Components		9,749,252
Energy Equipment & Services — 4.2%
Archrock, Inc.	287,252	7,132,467
Cactus, Inc., Class A	33,086	1,446,520
Core Laboratories, Inc.	21,577	248,567
Liberty Energy, Inc.	182,254	2,092,276
Ranger Energy Services, Inc., Class A	17,651	210,753
RPC, Inc.	336,902	1,593,546
Select Water Solutions, Inc.	125,048	1,080,415
Solaris Energy Infrastructure, Inc.	38,541	1,090,325
Total Energy Equipment & Services		14,894,869
Financial Services — 3.8%
Cass Information Systems, Inc.	23,965	1,041,280
NewtekOne, Inc.	76,390	861,679
UWM Holdings Corp.	282,673	1,170,266
Walker & Dunlop, Inc.	50,517	3,560,438
Western Union Co.	845,141	7,116,087
Total Financial Services		13,749,750
Food Products — 1.1%
John B Sanfilippo & Son, Inc.	20,169	1,275,487
WK Kellogg Co.	168,071	2,679,052
Total Food Products		3,954,539
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	27,728	3,333,460
Ground Transportation — 1.0%
ArcBest Corp.	11,620	894,856
Covenant Logistics Group, Inc.	11,145	268,706
Marten Transport Ltd.	72,490	941,645
Werner Enterprises, Inc.	54,963	1,503,788
Total Ground Transportation		3,608,995
Health Care Equipment & Supplies — 0.7%
CONMED Corp.	21,135	1,100,711
iRadimed Corp.	9,134	546,122
LeMaitre Vascular, Inc.	10,547	875,928
Total Health Care Equipment & Supplies		2,522,761
Health Care Providers & Services — 1.0%
National Research Corp.	37,593	631,562
Select Medical Holdings Corp.	199,177	3,023,507
Total Health Care Providers & Services		3,655,069
Hotel & Resort REITs — 0.4%
DiamondRock Hospitality Co.	164,726	1,261,801
Hotels, Restaurants & Leisure — 4.1%
Cheesecake Factory, Inc.(a)	67,586	4,234,939
Marriott Vacations Worldwide Corp.	68,741	4,970,662
Monarch Casino & Resort, Inc.	16,159	1,396,784
RCI Hospitality Holdings, Inc.	4,261	162,429
Red Rock Resorts, Inc., Class A	74,506	3,876,547
Total Hotels, Restaurants & Leisure		14,641,361
Household Durables — 1.6%
Century Communities, Inc.	23,408	1,318,339
Ethan Allen Interiors, Inc.	72,290	2,013,276
Flexsteel Industries, Inc.	3,861	139,112
Hamilton Beach Brands Holding Co., Class A	15,939	285,149
La-Z-Boy, Inc.	50,824	1,889,128
Total Household Durables		5,645,004
Household Products — 2.0%
Energizer Holdings, Inc.	138,595	2,794,075
Spectrum Brands Holdings, Inc.	34,663	1,837,139
WD-40 Co.	10,906	2,487,550
Total Household Products		7,118,764
Insurance — 2.2%
Crawford & Co., Class A	47,014	497,408
HCI Group, Inc.	8,754	1,332,359
Safety Insurance Group, Inc.	39,056	3,100,656
Stewart Information Services Corp.	46,426	3,022,332
Total Insurance		7,952,755
IT Services — 0.2%
Hackett Group, Inc.	24,221	615,698
Leisure Products — 3.1%
Acushnet Holdings Corp.(a)	44,584	3,246,607
Clarus Corp.	57,519	199,591
Escalade, Inc.	20,648	288,659
Polaris, Inc.	138,442	5,627,667
Smith & Wesson Brands, Inc.	105,689	917,381
Sturm Ruger & Co., Inc.	19,761	709,420
Total Leisure Products		10,989,325
Machinery — 7.3%
Alamo Group, Inc.	5,544	1,210,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2025

Investments	Shares	Value
Albany International Corp., Class A	24,924	$1,747,920
Astec Industries, Inc.	19,514	813,539
Douglas Dynamics, Inc.	65,461	1,929,136
Enerpac Tool Group Corp.	24,690	1,001,426
Enpro, Inc.	9,376	1,795,973
ESCO Technologies, Inc.	12,038	2,309,731
Gorman-Rupp Co.	29,192	1,071,930
Helios Technologies, Inc.	15,282	509,960
JBT Marel Corp.	14,879	1,789,349
Kennametal, Inc.	138,748	3,185,654
Lindsay Corp.	7,686	1,108,705
Miller Industries, Inc.	7,654	340,297
REV Group, Inc.	22,842	1,087,051
Standex International Corp.	5,386	842,801
Terex Corp.	51,504	2,404,722
Worthington Enterprises, Inc.	51,853	3,299,925
Total Machinery		26,448,818
Media — 1.6%
Scholastic Corp.	53,117	1,114,395
TEGNA, Inc.	275,879	4,623,732
Total Media		5,738,127
Metals & Mining — 1.0%
Materion Corp.	9,663	766,952
Olympic Steel, Inc.	10,476	341,413
Ramaco Resources, Inc., Class A(a)	109,791	1,442,654
Warrior Met Coal, Inc.	25,144	1,152,349
Total Metals & Mining		3,703,368
Oil, Gas & Consumable Fuels — 2.2%
Core Natural Resources, Inc.	26,497	1,847,901
HighPeak Energy, Inc.	88,955	871,759
Peabody Energy Corp.	103,677	1,391,345
Riley Exploration Permian, Inc.	61,568	1,614,929
SandRidge Energy, Inc.	92,219	997,810
VAALCO Energy, Inc.	316,297	1,141,832
Total Oil, Gas & Consumable Fuels		7,865,576
Paper & Forest Products — 0.7%
Sylvamo Corp.	51,744	2,592,374
Personal Care Products — 1.8%
Inter Parfums, Inc.	43,228	5,676,268
Nu Skin Enterprises, Inc., Class A	98,825	789,612
Total Personal Care Products		6,465,880
Professional Services — 5.8%
Barrett Business Services, Inc.	12,362	515,372
CRA International, Inc.	4,405	825,365
CSG Systems International, Inc.	38,983	2,545,980
Heidrick & Struggles International, Inc.	17,159	785,196
HireQuest, Inc.	13,367	133,804
Insperity, Inc.	68,243	4,102,769
Kforce, Inc.	29,083	1,196,184
Korn Ferry	62,359	4,572,785
ManpowerGroup, Inc.	140,021	5,656,848
Resources Connection, Inc.	96,530	518,366
Total Professional Services		20,852,669
Real Estate Management & Development — 1.0%
Newmark Group, Inc., Class A	76,262	926,583
RMR Group, Inc., Class A	43,476	710,833
St. Joe Co.	41,966	2,001,778
Total Real Estate Management & Development		3,639,194
Retail REITs — 0.5%
SITE Centers Corp.	149,604	1,692,021
Software — 0.8%
A10 Networks, Inc.	62,681	1,212,877
Adeia, Inc.	102,767	1,453,125
ReposiTrak, Inc.	8,453	166,102
Total Software		2,832,104
Specialty Retail — 3.9%
Academy Sports & Outdoors, Inc.	40,631	1,820,675
American Eagle Outfitters, Inc.	300,020	2,886,192
Arko Corp.	126,912	536,838
Build-A-Bear Workshop, Inc.	18,397	948,549
Caleres, Inc.	19,145	233,952
Haverty Furniture Cos., Inc.	44,226	899,999
Shoe Carnival, Inc.(a)	27,035	505,825
Sonic Automotive, Inc., Class A	28,645	2,289,595
Upbound Group, Inc.	149,117	3,742,837
Total Specialty Retail		13,864,462
Technology Hardware, Storage & Peripherals — 0.1%
Immersion Corp.	41,852	329,794
Textiles, Apparel & Luxury Goods — 2.2%
Carter's, Inc.	99,484	2,997,453
Lakeland Industries, Inc.(a)	3,291	44,791
Movado Group, Inc.	44,214	674,263
Oxford Industries, Inc.(a)	32,627	1,313,237
Rocky Brands, Inc.	13,978	310,172
Steven Madden Ltd.	83,976	2,013,744
Superior Group of Cos., Inc.	35,554	366,206
Total Textiles, Apparel & Luxury Goods		7,719,866
Tobacco — 0.2%
Turning Point Brands, Inc.	7,985	605,023
Trading Companies & Distributors — 1.3%
Global Industrial Co.	71,415	1,928,919
McGrath RentCorp	24,175	2,803,333
Total Trading Companies & Distributors		4,732,252
Total United States		357,335,091
Puerto Rico — 0.3%
Financial Services — 0.3%
EVERTEC, Inc.	29,681	1,070,000
TOTAL COMMON STOCKS (COST: $400,320,962)		358,405,091

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2025

Investments	Shares	Value
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $368,297)	368,297	$368,297
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 2.2%
United States — 2.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $7,912,031)	7,912,031	7,912,031
TOTAL INVESTMENTS IN SECURITIES — 102.1% (Cost: $408,601,290)		366,685,419
Other Liabilities less Assets — (2.1)%		(7,386,569)
NET ASSETS — 100.0%		$359,298,850

(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,218,837 and the total market value of the collateral held by the Fund was $13,518,028. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,605,997.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$358,405,091	$–	$–	$358,405,091
Mutual Fund	–	368,297	–	368,297
Investment of Cash Collateral for Securities Loaned	–	7,912,031	–	7,912,031
Total Investments in Securities	$358,405,091	$8,280,328	$–	$366,685,419

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 97.7%
Aerospace & Defense — 1.8%
AeroVironment, Inc.*(a)	293	$83,490
Byrna Technologies, Inc.*(a)	247	7,627
Cadre Holdings, Inc.	428	13,632
Hexcel Corp.	865	48,864
Total Aerospace & Defense		153,613
Automobile Components — 2.3%
Dorman Products, Inc.*	337	41,340
Lear Corp.	619	58,793
Modine Manufacturing Co.*(a)	585	57,622
Visteon Corp.*	310	28,923
XPEL, Inc.*	304	10,914
Total Automobile Components		197,592
Beverages — 0.8%
National Beverage Corp.*	1,089	47,089
Vita Coco Co., Inc.*	632	22,815
Total Beverages		69,904
Biotechnology — 4.2%
ACADIA Pharmaceuticals, Inc.*	1,862	40,163
ADMA Biologics, Inc.*	2,562	46,654
Agios Pharmaceuticals, Inc.*	598	19,890
Arcturus Therapeutics Holdings, Inc.*	311	4,046
Catalyst Pharmaceuticals, Inc.*	1,271	27,581
Keros Therapeutics, Inc.*	441	5,887
Kiniksa Pharmaceuticals International PLC*	436	12,064
Krystal Biotech, Inc.*	305	41,925
MiMedx Group, Inc.*	1,622	9,910
Protagonist Therapeutics, Inc.*	613	33,881
PTC Therapeutics, Inc.*	822	40,147
Sarepta Therapeutics, Inc.*	1,040	17,784
Stoke Therapeutics, Inc.*(a)	539	6,118
Veracyte, Inc.*	837	22,624
Vericel Corp.*(a)	517	21,998
Voyager Therapeutics, Inc.*	465	1,446
Zymeworks, Inc.*	724	9,086
Total Biotechnology		361,204
Broadline Retail — 0.2%
Savers Value Village, Inc.*(a)	1,699	17,330
Building Products — 1.0%
American Woodmark Corp.*	178	9,500
Apogee Enterprises, Inc.	232	9,419
AZZ, Inc.	324	30,612
Gibraltar Industries, Inc.*	332	19,588
Janus International Group, Inc.*	1,601	13,032
Total Building Products		82,151
Capital Markets — 2.9%
Acadian Asset Management, Inc.	417	14,695
Cohen & Steers, Inc.	611	46,039
Federated Hermes, Inc.	862	38,204
Perella Weinberg Partners	646	12,545
PJT Partners, Inc., Class A(a)	264	43,563
StoneX Group, Inc.*	533	48,577
Victory Capital Holdings, Inc., Class A	701	44,633
Total Capital Markets		248,256
Chemicals — 1.2%
Cabot Corp.	596	44,700
Hawkins, Inc.	232	32,967
Innospec, Inc.	275	23,125
Total Chemicals		100,792
Commercial Services & Supplies — 1.8%
Brady Corp., Class A	478	32,490
Brink's Co.	477	42,591
CECO Environmental Corp.*	389	11,013
Ennis, Inc.	294	5,333
HNI Corp.	531	26,115
Vestis Corp.(a)	1,381	7,913
VSE Corp.	225	29,470
Total Commercial Services & Supplies		154,925
Communications Equipment — 0.8%
Calix, Inc.*	722	38,403
Clearfield, Inc.*	151	6,555
Digi International, Inc.*	395	13,770
Harmonic, Inc.*	1,243	11,771
Total Communications Equipment		70,499
Construction & Engineering — 2.9%
Arcosa, Inc.	524	45,436
Argan, Inc.	141	31,088
Bowman Consulting Group Ltd.*	190	5,462
Construction Partners, Inc., Class A*	522	55,478
Granite Construction, Inc.	484	45,259
Limbach Holdings, Inc.*	119	16,672
NWPX Infrastructure, Inc.*	107	4,388
Primoris Services Corp.	580	45,205
Total Construction & Engineering		248,988
Construction Materials — 0.4%
U.S. Lime & Minerals, Inc.	309	30,838
Consumer Finance — 1.2%
Atlanticus Holdings Corp.*	169	9,253
Dave, Inc.*	126	33,820
Enova International, Inc.*	285	31,783
EZCORP, Inc., Class A*(a)	597	8,286
NerdWallet, Inc., Class A*	473	5,189
World Acceptance Corp.*	60	9,907
Total Consumer Finance		98,238
Consumer Staples Distribution & Retail — 1.1%
Chefs' Warehouse, Inc.*(a)	454	28,970
Grocery Outlet Holding Corp.*	1,069	13,277
Natural Grocers by Vitamin Cottage, Inc.	263	10,323
PriceSmart, Inc.(a)	354	37,184
Total Consumer Staples Distribution & Retail		89,754

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2025

Investments	Shares	Value
Containers & Packaging — 0.6%
Sonoco Products Co.	1,116	$48,613
Diversified Consumer Services — 2.3%
Coursera, Inc.*	1,692	14,822
Frontdoor, Inc.*	877	51,690
Graham Holdings Co., Class B	37	35,008
Laureate Education, Inc.*	1,667	38,974
Mister Car Wash, Inc.*	3,790	22,778
Udemy, Inc.*	1,528	10,742
Universal Technical Institute, Inc.*	585	19,826
Total Diversified Consumer Services		193,840
Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A*	282	4,484
Cogent Communications Holdings, Inc.	517	24,924
Total Diversified Telecommunication Services		29,408
Electrical Equipment — 1.1%
EnerSys	432	37,053
Fluence Energy, Inc.*(a)	1,432	9,609
LSI Industries, Inc.	323	5,494
Powell Industries, Inc.	127	26,727
Shoals Technologies Group, Inc., Class A*	1,607	6,830
Thermon Group Holdings, Inc.*	363	10,193
Total Electrical Equipment		95,906
Electronic Equipment, Instruments & Components — 1.8%
Bel Fuse, Inc., Class B	135	13,188
Climb Global Solutions, Inc.	55	5,880
Daktronics, Inc.*	558	8,437
ePlus, Inc.*	313	22,567
Napco Security Technologies, Inc.	381	11,312
Novanta, Inc.*	393	50,669
OSI Systems, Inc.*(a)	182	40,925
Total Electronic Equipment, Instruments & Components		152,978
Energy Equipment & Services — 4.6%
Archrock, Inc.	1,945	48,294
Aris Water Solutions, Inc., Class A	338	7,994
Atlas Energy Solutions, Inc.(a)	1,271	16,993
Cactus, Inc., Class A	684	29,905
Core Laboratories, Inc.(a)	521	6,002
Helmerich & Payne, Inc.	1,041	15,782
Innovex International, Inc.*	701	10,950
Liberty Energy, Inc.	1,759	20,193
Natural Gas Services Group, Inc.*	142	3,665
Noble Corp. PLC	1,703	45,215
NOV, Inc.	4,255	52,890
Oceaneering International, Inc.*	1,102	22,833
ProFrac Holding Corp., Class A*	1,815	14,084
Ranger Energy Services, Inc., Class A	251	2,997
RPC, Inc.(a)	2,354	11,134
Select Water Solutions, Inc.	1,080	9,331
Solaris Energy Infrastructure, Inc.(a)	426	12,052
TETRA Technologies, Inc.*	1,461	4,909
Tidewater, Inc.*(a)	564	26,017
Valaris Ltd.*(a)	779	32,804
Total Energy Equipment & Services		394,044
Entertainment — 1.3%
Cinemark Holdings, Inc.(a)	1,398	42,192
Eventbrite, Inc., Class A*	855	2,249
Madison Square Garden Entertainment Corp.*	451	18,026
Vivid Seats, Inc., Class A*	1,477	2,496
Warner Music Group Corp., Class A	1,606	43,747
Total Entertainment		108,710
Financial Services — 4.1%
Cantaloupe, Inc.*	962	10,572
Euronet Worldwide, Inc.*	478	48,460
Federal Agricultural Mortgage Corp., Class C	105	20,399
Flywire Corp.*	1,380	16,146
International Money Express, Inc.*	318	3,209
Merchants Bancorp	523	17,296
NewtekOne, Inc.	326	3,677
NMI Holdings, Inc.*	865	36,494
Paymentus Holdings, Inc., Class A*	270	8,843
Payoneer Global, Inc.*	3,922	26,866
Sezzle, Inc.*	337	60,407
Velocity Financial, Inc.*	366	6,786
Western Union Co.	3,770	31,743
WEX, Inc.*(a)	378	55,524
Total Financial Services		346,422
Food Products — 2.9%
BRC, Inc., Class A*	919	1,204
Cal-Maine Foods, Inc.	522	52,007
Freshpet, Inc.*(a)	532	36,155
J & J Snack Foods Corp.	218	24,723
John B Sanfilippo & Son, Inc.	89	5,628
Mama's Creations, Inc.*	417	3,461
Marzetti Company/The	297	51,313
Simply Good Foods Co.*	1,118	35,317
Vital Farms, Inc.*	498	19,183
WK Kellogg Co.(a)	1,020	16,259
Total Food Products		245,250
Ground Transportation — 0.1%
Heartland Express, Inc.	879	7,595
Health Care Equipment & Supplies — 2.3%
Axogen, Inc.*	507	5,501
Electromed, Inc.*	82	1,803
Haemonetics Corp.*(a)	545	40,662
Inspire Medical Systems, Inc.*	332	43,084
iRadimed Corp.	125	7,474
LeMaitre Vascular, Inc.	268	22,257
Tactile Systems Technology, Inc.*	252	2,555
TransMedics Group, Inc.*(a)	361	48,378
UFP Technologies, Inc.*	99	24,172
Total Health Care Equipment & Supplies		195,886
Health Care Providers & Services — 1.7%
Addus HomeCare Corp.*	195	22,462
Astrana Health, Inc.*	504	12,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2025

Investments	Shares	Value
BrightSpring Health Services, Inc.*(a)	1,926	$45,434
Castle Biosciences, Inc.*	273	5,575
DocGo, Inc.*	1,241	1,948
Pennant Group, Inc.*	359	10,716
Privia Health Group, Inc.*	1,284	29,532
Progyny, Inc.*	934	20,548
Total Health Care Providers & Services		148,755
Health Care Technology — 0.1%
Definitive Healthcare Corp.*	1,238	4,828
LifeMD, Inc.*	452	6,156
Total Health Care Technology		10,984
Hotels, Restaurants & Leisure — 3.3%
Accel Entertainment, Inc.*	919	10,817
Cheesecake Factory, Inc.(a)	541	33,899
Dave & Buster's Entertainment, Inc.*(a)	386	11,611
First Watch Restaurant Group, Inc.*(a)	669	10,731
Global Business Travel Group I*(a)	5,121	32,262
Hilton Grand Vacations, Inc.*	1,079	44,811
Monarch Casino & Resort, Inc.	200	17,288
Portillo's, Inc., Class A*	694	8,099
Potbelly Corp.*	328	4,018
Pursuit Attractions and Hospitality, Inc.*	322	9,283
Rush Street Interactive, Inc.*	989	14,736
Sabre Corp.*(a)	4,125	13,035
Target Hospitality Corp.*(a)	1,098	7,818
Travel & Leisure Co.	742	38,294
Wendy's Co.	2,067	23,605
Xponential Fitness, Inc., Class A*	377	2,824
Total Hotels, Restaurants & Leisure		283,131
Household Durables — 4.4%
Cavco Industries, Inc.*	89	38,664
Century Communities, Inc.	376	21,176
Champion Homes, Inc.*	638	39,945
Dream Finders Homes, Inc., Class A*(a)	361	9,072
Green Brick Partners, Inc.*	462	29,051
Hovnanian Enterprises, Inc., Class A*	56	5,855
Installed Building Products, Inc.(a)	300	54,096
KB Home	858	45,448
Legacy Housing Corp.*	266	6,028
Lovesac Co.*(a)	169	3,076
M/I Homes, Inc.*	324	36,327
Meritage Homes Corp.	787	52,705
Tri Pointe Homes, Inc.*	1,131	36,135
Total Household Durables		377,578
Household Products — 1.0%
Reynolds Consumer Products, Inc.	2,371	50,787
WD-40 Co.	160	36,494
Total Household Products		87,281
Insurance — 1.5%
Ambac Financial Group, Inc.*	562	3,990
Goosehead Insurance, Inc., Class A	263	27,749
HCI Group, Inc.	110	16,742
Palomar Holdings, Inc.*	278	42,882
Selectquote, Inc.*	1,930	4,593
Skyward Specialty Insurance Group, Inc.*	436	25,197
Universal Insurance Holdings, Inc.	308	8,541
Total Insurance		129,694
Interactive Media & Services — 0.9%
Cars.com, Inc.*	705	8,354
EverQuote, Inc., Class A*	336	8,125
Shutterstock, Inc.	361	6,845
TripAdvisor, Inc.*(a)	1,422	18,557
Vimeo, Inc.*	1,731	6,993
Yelp, Inc.*(a)	741	25,394
Total Interactive Media & Services		74,268
IT Services — 0.5%
DigitalOcean Holdings, Inc.*	947	27,046
Grid Dynamics Holdings, Inc.*	919	10,615
Hackett Group, Inc.	300	7,626
Total IT Services		45,287
Leisure Products — 0.9%
Acushnet Holdings Corp.(a)	641	46,678
JAKKS Pacific, Inc.	127	2,639
MasterCraft Boat Holdings, Inc.*(a)	173	3,214
YETI Holdings, Inc.*	882	27,801
Total Leisure Products		80,332
Life Sciences Tools & Services — 0.1%
Niagen Bioscience, Inc.*	786	11,326
Machinery — 5.8%
Alamo Group, Inc.	130	28,389
Atmus Filtration Technologies, Inc.	923	33,616
Blue Bird Corp.*	354	15,279
Douglas Dynamics, Inc.	259	7,633
Energy Recovery, Inc.*	620	7,923
ESCO Technologies, Inc.	289	55,450
Franklin Electric Co., Inc.	497	44,601
Gorman-Rupp Co.	289	10,612
Graham Corp.*	117	5,793
Greenbrier Cos., Inc.	352	16,210
Hyster-Yale, Inc.	163	6,484
Kadant, Inc.	136	43,173
Lindsay Corp.	124	17,887
Mayville Engineering Co., Inc.*	243	3,878
Miller Industries, Inc.	133	5,913
Mueller Water Products, Inc., Class A	1,742	41,878
REV Group, Inc.	497	23,652
Symbotic, Inc.*(a)	1,154	44,833
Tennant Co.	212	16,426
Terex Corp.	771	35,998
Titan International, Inc.*(a)	688	7,066
Trinity Industries, Inc.	922	24,903
Total Machinery		497,597
Media — 1.0%
DoubleVerify Holdings, Inc.*	1,678	25,120
Gray Media, Inc.	1,076	4,874
Integral Ad Science Holding Corp.*	1,758	14,609
National CineMedia, Inc.	1,169	5,664

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2025

Investments	Shares	Value
Stagwell, Inc.*(a)	1,467	$6,602
TEGNA, Inc.	1,854	31,073
Total Media		87,942
Metals & Mining — 0.6%
Alpha Metallurgical Resources, Inc.*	159	17,884
Idaho Strategic Resources, Inc.*	155	2,027
Ramaco Resources, Inc., Class A(a)	528	6,938
Warrior Met Coal, Inc.	561	25,711
Total Metals & Mining		52,560
Oil, Gas & Consumable Fuels — 6.3%
California Resources Corp.	982	44,848
Civitas Resources, Inc.	1,093	30,079
CNX Resources Corp.*(a)	1,665	56,077
Core Natural Resources, Inc.	608	42,402
Dorian LPG Ltd.	482	11,751
Gulfport Energy Corp.*	200	40,234
HighPeak Energy, Inc.	1,273	12,475
International Seaways, Inc.(a)	537	19,590
Kinetik Holdings, Inc.	648	28,544
Magnolia Oil & Gas Corp., Class A(a)	2,089	46,961
Murphy Oil Corp.(a)	1,596	35,910
Northern Oil & Gas, Inc.	1,040	29,484
Par Pacific Holdings, Inc.*	704	18,677
PBF Energy, Inc., Class A	1,367	29,623
Peabody Energy Corp.	1,376	18,466
Riley Exploration Permian, Inc.	247	6,479
Ring Energy, Inc.*	2,054	1,631
SM Energy Co.	1,217	30,072
Talos Energy, Inc.*(a)	1,983	16,816
VAALCO Energy, Inc.(a)	1,054	3,805
Vital Energy, Inc.*	336	5,406
Vitesse Energy, Inc.	406	8,969
Total Oil, Gas & Consumable Fuels		538,299
Paper & Forest Products — 0.3%
Sylvamo Corp.	471	23,597
Passenger Airlines — 0.2%
Frontier Group Holdings, Inc.*(a)	2,625	9,529
Sun Country Airlines Holdings, Inc.*	583	6,850
Total Passenger Airlines		16,379
Personal Care Products — 0.5%
Inter Parfums, Inc.	344	45,171
Pharmaceuticals — 0.9%
Amphastar Pharmaceuticals, Inc.*(a)	512	11,756
ANI Pharmaceuticals, Inc.*	209	13,637
Collegium Pharmaceutical, Inc.*	357	10,556
Harmony Biosciences Holdings, Inc.*	605	19,118
Innoviva, Inc.*	645	12,958
SIGA Technologies, Inc.	788	5,138
Total Pharmaceuticals		73,163
Professional Services — 4.5%
Barrett Business Services, Inc.	272	11,340
CBIZ, Inc.*(a)	546	39,154
Concentrix Corp.(a)	753	39,800
CRA International, Inc.	74	13,865
Exponent, Inc.	547	40,866
Franklin Covey Co.*	153	3,491
Huron Consulting Group, Inc.*	176	24,207
Innodata, Inc.*(a)	269	13,778
Insperity, Inc.	416	25,010
Legalzoom.com, Inc.*	1,903	16,956
Maximus, Inc.	632	44,366
TriNet Group, Inc.	534	39,057
Upwork, Inc.*	1,521	20,442
Verra Mobility Corp.*	1,773	45,017
Willdan Group, Inc.*	147	9,189
Total Professional Services		386,538
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class A*	629	16,291
Aehr Test Systems*(a)	272	3,517
Axcelis Technologies, Inc.*	371	25,855
Impinj, Inc.*(a)	312	34,654
Onto Innovation, Inc.*	545	55,007
PDF Solutions, Inc.*	418	8,937
Photronics, Inc.*	653	12,296
Veeco Instruments, Inc.*(a)	626	12,720
Total Semiconductors & Semiconductor Equipment		169,277
Software — 9.5%
Agilysys, Inc.*	294	33,704
Alarm.com Holdings, Inc.*	548	31,000
Alkami Technology, Inc.*(a)	1,050	31,647
Appfolio, Inc., Class A*(a)	249	57,340
Appian Corp., Class A*	471	14,064
AvePoint, Inc.*	2,068	39,933
Bill Holdings, Inc.*	1,082	50,053
BlackLine, Inc.*(a)	651	36,860
Braze, Inc., Class A*	955	26,835
Clear Secure, Inc., Class A	971	26,955
Five9, Inc.*(a)	778	20,601
Freshworks, Inc., Class A*	2,507	37,379
Intapp, Inc.*	837	43,206
Jamf Holding Corp.*	1,417	13,476
JFrog Ltd.*	1,245	54,631
Klaviyo, Inc., Class A*	965	32,405
N-able, Inc.*	2,034	16,475
nCino, Inc.*(a)	1,220	34,123
Olo, Inc., Class A*	1,212	10,787
PagerDuty, Inc.*(a)	943	14,409
Progress Software Corp.(a)	459	29,303
SEMrush Holdings, Inc., Class A*	1,310	11,856
Sprinklr, Inc., Class A*	1,410	11,929
Sprout Social, Inc., Class A*	542	11,333
Tenable Holdings, Inc.*	1,287	43,475
Vertex, Inc., Class A*(a)	701	24,770
Viant Technology, Inc., Class A*	178	2,355
Weave Communications, Inc.*	798	6,639
Workiva, Inc.*	565	38,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2025

Investments	Shares	Value
Xperi, Inc.*	512	$4,050
Total Software		810,267
Specialty Retail — 2.9%
Abercrombie & Fitch Co., Class A*	613	50,787
Arhaus, Inc.*(a)	582	5,046
Asbury Automotive Group, Inc.*	212	50,570
Boot Barn Holdings, Inc.*	331	50,312
Buckle, Inc.	553	25,078
Build-A-Bear Workshop, Inc.	164	8,456
J Jill, Inc.(a)	194	2,840
Leslie's, Inc.*	1,335	561
OneWater Marine, Inc., Class A*(a)	163	2,183
Revolve Group, Inc.*	391	7,840
Warby Parker, Inc., Class A*	1,154	25,307
Winmark Corp.	39	14,727
Total Specialty Retail		243,707
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc., Class A*(a)	1,065	15,006
Immersion Corp.	345	2,718
Total Technology Hardware, Storage & Peripherals		17,724
Textiles, Apparel & Luxury Goods — 0.9%
Figs, Inc., Class A*	1,531	8,635
Kontoor Brands, Inc.	631	41,627
Oxford Industries, Inc.	166	6,681
Steven Madden Ltd.	796	19,088
Total Textiles, Apparel & Luxury Goods		76,031
Tobacco — 0.2%
Turning Point Brands, Inc.	185	14,017
Trading Companies & Distributors — 3.3%
Distribution Solutions Group, Inc.*	521	14,312
DNOW, Inc.*	1,186	17,588
DXP Enterprises, Inc.*	181	15,865
GMS, Inc.*	420	45,675
Herc Holdings, Inc.	343	45,170
Hudson Technologies, Inc.*	478	3,881
McGrath RentCorp	267	30,961
MSC Industrial Direct Co., Inc., Class A	624	53,053
Rush Enterprises, Inc., Class A	853	43,938
Titan Machinery, Inc.*(a)	277	5,487
Transcat, Inc.*	112	9,628
Total Trading Companies & Distributors		285,558
Wireless Telecommunication Services — 0.2%
Gogo, Inc.*	1,379	20,244
Total United States		8,349,443
Bahamas — 0.3%
Diversified Consumer Services — 0.3%
OneSpaWorld Holdings Ltd.	1,160	23,652
Hong Kong — 0.1%
Distributors — 0.1%
GigaCloud Technology, Inc., Class A*(a)	361	7,141
Israel — 0.1%
Interactive Media & Services — 0.1%
Taboola.com Ltd.*	3,327	12,177
Japan — 0.7%
Semiconductors & Semiconductor Equipment — 0.7%
Allegro MicroSystems, Inc.*(a)	1,857	63,491
Puerto Rico — 0.3%
Financial Services — 0.3%
EVERTEC, Inc.	705	25,415
Switzerland — 0.3%
Automobile Components — 0.3%
Garrett Motion, Inc.(a)	2,510	26,380
United Kingdom — 0.4%
Professional Services — 0.4%
WNS Holdings Ltd.*	479	30,292
TOTAL COMMON STOCKS (COST: $8,416,036)		8,537,991
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $11,666)	11,666	11,666
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 1.7%
United States — 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $142,941)	142,941	142,941
TOTAL INVESTMENTS IN SECURITIES — 101.7% (Cost: $8,570,643)		8,692,598
Other Liabilities less Assets — (1.7)%		(143,872)
NET ASSETS — 100.0%		$8,548,726

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,668,579 and the total market value of the collateral held by the Fund was $1,704,088. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,561,147.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Growth Fund (QSML)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$8,537,991	$–	$–	$8,537,991
Mutual Fund	–	11,666	–	11,666
Investment of Cash Collateral for Securities Loaned	–	142,941	–	142,941
Total Investments in Securities	$8,537,991	$154,607	$–	$8,692,598

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.8%
United States — 99.7%
Aerospace & Defense — 2.1%
BWX Technologies, Inc.	2,522	$363,319
Curtiss-Wright Corp.	215	105,038
General Dynamics Corp.	10,540	3,074,097
General Electric Co.	12,194	3,138,614
HEICO Corp., Class A	1,211	313,346
HEICO Corp.	323	105,944
Hexcel Corp.	2,661	150,320
Howmet Aerospace, Inc.	4,516	840,563
L3Harris Technologies, Inc.	6,936	1,739,826
Lockheed Martin Corp.	17,085	7,912,747
Moog, Inc., Class A	498	90,123
Northrop Grumman Corp.	4,658	2,328,907
RTX Corp.	54,416	7,945,824
Textron, Inc.	2,351	188,762
Woodward, Inc.	1,173	287,491
Total Aerospace & Defense		28,584,921
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	5,176	496,637
Expeditors International of Washington, Inc.	3,607	412,100
FedEx Corp.	9,294	2,112,619
Total Air Freight & Logistics		3,021,356
Automobile Components — 0.1%
BorgWarner, Inc.	5,694	190,635
Dana, Inc.	9,994	171,397
Gentex Corp.	12,063	265,265
LCI Industries(a)	2,285	208,369
Lear Corp.	3,061	290,734
Patrick Industries, Inc.(a)	1,984	183,064
Phinia, Inc.	2,939	130,756
Standard Motor Products, Inc.	2,945	90,471
Total Automobile Components		1,530,691
Automobiles — 0.1%
General Motors Co.	20,155	991,828
Harley-Davidson, Inc.	5,107	120,525
Thor Industries, Inc.	2,564	227,709
Winnebago Industries, Inc.	3,362	97,498
Total Automobiles		1,437,560
Banks — 9.7%
1st Source Corp.	2,762	171,437
Associated Banc-Corp.	13,766	335,753
Atlantic Union Bankshares Corp.	11,975	374,578
Banc of California, Inc.	10,761	151,192
BancFirst Corp.	1,964	242,790
Bank of America Corp.	343,363	16,247,937
Bank of Hawaii Corp.(a)	3,728	251,752
Bank OZK(a)	8,636	406,410
BankUnited, Inc.	4,923	175,210
Banner Corp.	2,767	177,503
Berkshire Hills Bancorp, Inc.	4,540	113,682
BOK Financial Corp.	2,765	269,947
Brookline Bancorp, Inc.	13,447	141,866
Burke & Herbert Financial Services Corp.	1,897	113,308
Byline Bancorp, Inc.	6,578	175,830
Cadence Bank	16,019	512,288
Capitol Federal Financial, Inc.	20,625	125,812
Cathay General Bancorp	5,154	234,662
Citigroup, Inc.	118,477	10,084,762
Citizens Financial Group, Inc.	31,865	1,425,959
City Holding Co.	1,606	196,607
Columbia Banking System, Inc.(a)	17,931	419,227
Comerica, Inc.	10,980	654,957
Commerce Bancshares, Inc.	5,176	321,792
Community Financial System, Inc.	3,811	216,732
Community Trust Bancorp, Inc.	2,468	130,607
Cullen/Frost Bankers, Inc.	5,138	660,438
CVB Financial Corp.	11,589	229,346
Dime Community Bancshares, Inc.	720	19,397
East West Bancorp, Inc.	8,504	858,734
Eastern Bankshares, Inc.	24,238	370,114
Enterprise Financial Services Corp.	2,687	148,054
Fifth Third Bancorp	41,914	1,723,923
First Bancorp/Southern Pines NC	3,145	138,663
First Busey Corp.	6,833	156,373
First Citizens BancShares, Inc., Class A	176	344,339
First Commonwealth Financial Corp.	9,635	156,376
First Financial Bancorp	11,786	285,928
First Financial Bankshares, Inc.	5,667	203,899
First Hawaiian, Inc.	12,248	305,710
First Horizon Corp.	26,834	568,881
First Interstate BancSystem, Inc., Class A	8,062	232,347
First Merchants Corp.	4,924	188,589
First Mid Bancshares, Inc.	3,473	130,203
FNB Corp.	24,344	354,936
Fulton Financial Corp.	13,837	249,619
Glacier Bancorp, Inc.	5,011	215,874
Hancock Whitney Corp.	4,646	266,680
Heritage Financial Corp.	5,363	127,854
Hilltop Holdings, Inc.	5,025	152,509
Home BancShares, Inc.	14,747	419,700
Hope Bancorp, Inc.	18,576	199,320
Horizon Bancorp, Inc.	10,031	154,277
Huntington Bancshares, Inc.	100,127	1,678,128
Independent Bank Corp.	3,638	228,776
International Bancshares Corp.	4,241	282,281
JPMorgan Chase & Co.	169,396	49,109,594
Lakeland Financial Corp.	2,319	142,503
M&T Bank Corp.	8,357	1,621,174
MidWestOne Financial Group, Inc.	5,159	148,424
National Bank Holdings Corp., Class A	3,498	131,560
NBT Bancorp, Inc.	3,701	153,777
Northwest Bancshares, Inc.	16,758	214,167
OceanFirst Financial Corp.	8,310	146,339
Old National Bancorp	14,400	307,296
Pacific Premier Bancorp, Inc.	11,277	237,832
Park National Corp.	1,019	170,438
Peoples Bancorp, Inc.	5,194	158,625
Pinnacle Financial Partners, Inc.	1,638	180,852

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
PNC Financial Services Group, Inc.	23,403	$4,362,787
Preferred Bank	1,549	134,058
Prosperity Bancshares, Inc.	5,491	385,688
Provident Financial Services, Inc.	15,142	265,439
Regions Financial Corp.	68,510	1,611,355
Renasant Corp.	8,795	316,004
Republic Bancorp, Inc., Class A	2,129	155,651
S&T Bancorp, Inc.	4,184	158,239
Seacoast Banking Corp. of Florida	6,557	181,104
ServisFirst Bancshares, Inc.	1,585	122,853
Shore Bancshares, Inc.	10,494	164,966
Simmons First National Corp., Class A	11,446	217,016
SouthState Corp.	3,764	346,401
Stellar Bancorp, Inc.	5,336	149,301
Stock Yards Bancorp, Inc.	2,346	185,287
Synovus Financial Corp.	8,860	458,505
Tompkins Financial Corp.	1,915	120,128
Towne Bank	7,607	260,007
TriCo Bancshares	3,369	136,411
Truist Financial Corp.	116,995	5,029,615
Trustmark Corp.	4,838	176,393
U.S. Bancorp	115,342	5,219,225
UMB Financial Corp.	3,129	329,046
United Bankshares, Inc.	7,975	290,529
United Community Banks, Inc.	8,734	260,186
Valley National Bancorp	41,853	373,747
WaFd, Inc.	5,951	174,245
Washington Trust Bancorp, Inc.	5,944	168,096
Webster Financial Corp.	9,747	532,186
Wells Fargo & Co.	144,782	11,599,934
WesBanco, Inc.	10,465	331,008
Westamerica BanCorp	2,998	145,223
Western Alliance Bancorp	3,991	311,218
Wintrust Financial Corp.	1,522	188,698
WSFS Financial Corp.	2,478	136,290
Zions Bancorp NA	9,446	490,625
Total Banks		132,933,913
Beverages — 3.0%
Brown-Forman Corp., Class A(a)	6,567	180,395
Brown-Forman Corp., Class B	14,378	386,912
Coca-Cola Co.	258,897	18,316,963
Coca-Cola Consolidated, Inc.	1,560	174,174
Constellation Brands, Inc., Class A	8,820	1,434,837
Keurig Dr. Pepper, Inc.	73,799	2,439,795
Molson Coors Beverage Co., Class B	11,045	531,154
PepsiCo, Inc.	131,143	17,316,122
Primo Brands Corp.	11,964	354,374
Total Beverages		41,134,726
Biotechnology — 3.3%
AbbVie, Inc.	123,956	23,008,713
Amgen, Inc.	32,188	8,987,211
Gilead Sciences, Inc.	118,661	13,155,945
Regeneron Pharmaceuticals, Inc.	916	480,900
Total Biotechnology		45,632,769
Broadline Retail — 0.1%
Dillard's, Inc., Class A	1,071	447,496
eBay, Inc.	16,370	1,218,910
Macy's, Inc.	27,105	316,044
Total Broadline Retail		1,982,450
Building Products — 0.3%
AAON, Inc.(a)	953	70,284
Advanced Drainage Systems, Inc.	1,146	131,630
AO Smith Corp.	4,501	295,131
Armstrong World Industries, Inc.	1,462	237,487
Carlisle Cos., Inc.	1,171	437,251
Carrier Global Corp.	17,253	1,262,747
Fortune Brands Innovations, Inc.	3,674	189,137
Griffon Corp.	1,504	108,844
Lennox International, Inc.	819	469,483
Masco Corp.	9,128	587,478
Owens Corning	2,332	320,697
Simpson Manufacturing Co., Inc.	903	140,245
UFP Industries, Inc.	1,774	176,265
Zurn Elkay Water Solutions Corp.	4,252	155,496
Total Building Products		4,582,175
Capital Markets — 5.8%
Ameriprise Financial, Inc.	2,934	1,565,964
Ares Management Corp., Class A	8,116	1,405,691
Bank of New York Mellon Corp.	33,540	3,055,829
BGC Group, Inc., Class A	8,320	85,114
Blackrock, Inc.	8,156	8,557,683
Blackstone, Inc.	26,229	3,923,334
Blue Owl Capital, Inc.	32,726	628,666
Carlyle Group, Inc.	19,448	999,627
Cboe Global Markets, Inc.	3,351	781,487
Charles Schwab Corp.	42,189	3,849,324
CME Group, Inc.	33,404	9,206,810
Cohen & Steers, Inc.(a)	3,544	267,040
Evercore, Inc., Class A	1,425	384,779
FactSet Research Systems, Inc.	625	279,550
Federated Hermes, Inc.	8,346	369,895
Goldman Sachs Group, Inc.	12,121	8,578,638
Hamilton Lane, Inc., Class A	1,598	227,108
Houlihan Lokey, Inc.	2,275	409,386
Interactive Brokers Group, Inc., Class A	5,656	313,399
Intercontinental Exchange, Inc.	18,399	3,375,665
Jefferies Financial Group, Inc.	8,055	440,528
KKR & Co., Inc.	10,274	1,366,750
Lazard, Inc.(a)	9,239	443,287
LPL Financial Holdings, Inc.	810	303,726
MarketAxess Holdings, Inc.	662	147,851
Moelis & Co., Class A	5,266	328,177
Moody's Corp.	3,555	1,783,152
Morgan Stanley	90,450	12,740,787
Morningstar, Inc.	610	191,497
MSCI, Inc.	1,600	922,784
Nasdaq, Inc.	12,275	1,097,631
Northern Trust Corp.	16,266	2,062,366
Piper Sandler Cos.	372	103,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
PJT Partners, Inc., Class A(a)	256	$42,243
Raymond James Financial, Inc.	4,670	716,238
S&P Global, Inc.	6,523	3,439,513
SEI Investments Co.	3,519	316,217
State Street Corp.	18,630	1,981,114
StepStone Group, Inc., Class A	3,375	187,312
Stifel Financial Corp.	3,520	365,306
T Rowe Price Group, Inc.	16,660	1,607,690
TPG, Inc.(a)	4,675	245,204
Tradeweb Markets, Inc., Class A	1,736	254,150
Victory Capital Holdings, Inc., Class A	5,907	376,099
Virtu Financial, Inc., Class A	7,383	330,685
Virtus Investment Partners, Inc.	811	147,115
Total Capital Markets		80,205,805
Chemicals — 1.1%
Air Products & Chemicals, Inc.	9,147	2,580,003
Ashland, Inc.	2,952	148,427
Avient Corp.	5,236	169,175
Balchem Corp.	578	92,018
Cabot Corp.	2,413	180,975
CF Industries Holdings, Inc.	7,268	668,656
Corteva, Inc.	14,384	1,072,039
DuPont de Nemours, Inc.	13,985	959,231
Eastman Chemical Co.	7,089	529,265
Ecolab, Inc.	7,115	1,917,066
Element Solutions, Inc.	10,486	237,508
FMC Corp.	9,290	387,857
HB Fuller Co.	2,496	150,134
Huntsman Corp.	11,783	122,779
Innospec, Inc.	1,306	109,822
International Flavors & Fragrances, Inc.	8,671	637,752
NewMarket Corp.	596	411,753
Olin Corp.	3,471	69,732
PPG Industries, Inc.	14,151	1,609,676
Quaker Chemical Corp.	1,267	141,828
RPM International, Inc.	5,008	550,079
Scotts Miracle-Gro Co.	4,237	279,472
Sensient Technologies Corp.	2,486	244,921
Sherwin-Williams Co.	5,043	1,731,564
Stepan Co.	2,899	158,227
Total Chemicals		15,159,959
Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	3,241	153,008
Brady Corp., Class A	2,580	175,363
Brink's Co.	1,441	128,667
Cintas Corp.	8,298	1,849,375
Deluxe Corp.	5,799	92,262
Ennis, Inc.	7,911	143,506
HNI Corp.	3,955	194,507
MillerKnoll, Inc.	6,594	128,055
MSA Safety, Inc.(a)	1,436	240,573
Pitney Bowes, Inc.	16,858	183,921
Republic Services, Inc.	6,292	1,551,670
Rollins, Inc.	18,728	1,056,634
Steelcase, Inc., Class A	9,084	94,746
Tetra Tech, Inc.	3,396	122,120
Veralto Corp.	2,468	249,145
Waste Management, Inc.	10,414	2,382,931
Total Commercial Services & Supplies		8,746,483
Communications Equipment — 1.2%
Cisco Systems, Inc.	200,261	13,894,108
Juniper Networks, Inc.	15,681	626,143
Motorola Solutions, Inc.	4,022	1,691,090
Ubiquiti, Inc.(a)	1,348	554,904
Total Communications Equipment		16,766,245
Construction & Engineering — 0.1%
AECOM	2,087	235,539
Argan, Inc.	498	109,799
Comfort Systems USA, Inc.	388	208,049
EMCOR Group, Inc.	359	192,025
Granite Construction, Inc.	586	54,797
Quanta Services, Inc.	1,799	680,166
Valmont Industries, Inc.	547	178,634
Total Construction & Engineering		1,659,009
Construction Materials — 0.1%
Eagle Materials, Inc.	585	118,234
Martin Marietta Materials, Inc.	779	427,640
Vulcan Materials Co.	1,892	493,472
Total Construction Materials		1,039,346
Consumer Finance — 0.7%
American Express Co.	12,629	4,028,398
Bread Financial Holdings, Inc.	2,383	136,117
Capital One Financial Corp.	17,784	3,783,724
FirstCash Holdings, Inc.	1,674	226,224
Navient Corp.	13,977	197,076
OneMain Holdings, Inc.	11,686	666,102
SLM Corp.	10,600	347,574
Synchrony Financial	12,001	800,947
Total Consumer Finance		10,186,162
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	28,612	615,444
Andersons, Inc.	3,058	112,381
Casey's General Stores, Inc.	627	319,939
Costco Wholesale Corp.	5,850	5,791,149
Kroger Co.	28,919	2,074,360
PriceSmart, Inc.	2,143	225,101
Sysco Corp.	34,488	2,612,121
Target Corp.	30,198	2,979,033
Walmart, Inc.	200,513	19,606,161
Weis Markets, Inc.(a)	1,791	129,830
Total Consumer Staples Distribution & Retail		34,465,519
Containers & Packaging — 0.3%
AptarGroup, Inc.	1,991	311,452
Avery Dennison Corp.	2,938	515,531
Ball Corp.	7,148	400,931
Crown Holdings, Inc.	2,198	226,350
Graphic Packaging Holding Co.	13,242	279,009

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
Greif, Inc., Class A	4,044	$262,820
International Paper Co.	22,178	1,038,596
Packaging Corp. of America	3,775	711,399
Sealed Air Corp.	6,699	207,870
Silgan Holdings, Inc.	3,835	207,780
Sonoco Products Co.	9,318	405,892
Total Containers & Packaging		4,567,630
Distributors — 0.0%
Pool Corp.(a)	944	275,157
Diversified Consumer Services — 0.1%
ADT, Inc.	49,831	422,068
H&R Block, Inc.	11,564	634,748
Matthews International Corp., Class A(a)	3,674	87,845
Perdoceo Education Corp.	4,550	148,739
Service Corp. International	4,302	350,183
Strategic Education, Inc.	1,866	158,853
Total Diversified Consumer Services		1,802,436
Diversified REITs — 0.1%
Alexander & Baldwin, Inc.	6,997	124,757
Broadstone Net Lease, Inc.	10,665	171,173
Essential Properties Realty Trust, Inc.	3,706	118,258
WP Carey, Inc.	15,317	955,475
Total Diversified REITs		1,369,663
Diversified Telecommunication Services — 1.4%
AT&T, Inc.	665,263	19,252,711
Cogent Communications Holdings, Inc.(a)	4,998	240,954
Iridium Communications, Inc.	5,019	151,423
Total Diversified Telecommunication Services		19,645,088
Electric Utilities — 4.0%
Alliant Energy Corp.(a)	14,506	877,178
American Electric Power Co., Inc.	52,611	5,458,917
Constellation Energy Corp.	3,288	1,061,235
Duke Energy Corp.	74,709	8,815,662
Edison International	37,639	1,942,172
Entergy Corp.	26,507	2,203,262
Evergy, Inc.(a)	20,979	1,446,083
Eversource Energy	32,194	2,048,182
Exelon Corp.	75,420	3,274,736
FirstEnergy Corp.	47,963	1,930,990
IDACORP, Inc.	2,987	344,849
MGE Energy, Inc.	2,481	219,420
NextEra Energy, Inc.	105,125	7,297,778
NRG Energy, Inc.	9,545	1,532,736
OGE Energy Corp.	20,503	909,923
Otter Tail Corp.(a)	2,840	218,936
PG&E Corp.	23,263	324,286
Pinnacle West Capital Corp.(a)	10,789	965,292
Portland General Electric Co.	9,547	387,895
PPL Corp.(a)	40,623	1,376,713
Southern Co.(a)	102,756	9,436,084
TXNM Energy, Inc.	6,922	389,847
Xcel Energy, Inc.	32,351	2,203,103
Total Electric Utilities		54,665,279
Electrical Equipment — 0.5%
Acuity, Inc.	126	37,591
AMETEK, Inc.	2,904	525,508
Atkore, Inc.	1,359	95,877
Emerson Electric Co.	17,424	2,323,142
EnerSys	1,182	101,380
GE Vernova, Inc.	1,451	767,797
Hubbell, Inc.	1,315	537,059
Regal Rexnord Corp.	1,275	184,824
Rockwell Automation, Inc.	3,972	1,319,379
Vertiv Holdings Co., Class A	3,677	472,164
Total Electrical Equipment		6,364,721
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	21,175	2,091,031
Avnet, Inc.	5,431	288,277
Badger Meter, Inc.	473	115,861
CDW Corp.	3,728	665,784
Cognex Corp.	3,529	111,940
Corning, Inc.	38,135	2,005,520
Crane NXT Co.(a)	1,977	106,560
Jabil, Inc.(a)	1,454	317,117
Littelfuse, Inc.	745	168,914
Ralliant Corp.*	26	1,261
TD SYNNEX Corp.	2,115	287,006
Vishay Intertechnology, Inc.	5,283	83,894
Total Electronic Equipment, Instruments & Components		6,243,165
Energy Equipment & Services — 0.3%
Archrock, Inc.	11,781	292,522
Atlas Energy Solutions, Inc.(a)	7,622	101,906
Baker Hughes Co.	37,375	1,432,957
Cactus, Inc., Class A	2,159	94,391
ChampionX Corp.	4,328	107,508
Halliburton Co.	30,630	624,239
Helmerich & Payne, Inc.	6,842	103,725
Kodiak Gas Services, Inc.	8,085	277,073
Liberty Energy, Inc.	7,699	88,385
NOV, Inc.	15,331	190,564
Patterson-UTI Energy, Inc.	20,787	123,267
RPC, Inc.(a)	19,157	90,613
Total Energy Equipment & Services		3,527,150
Entertainment — 0.3%
Electronic Arts, Inc.	3,286	524,774
Walt Disney Co.	23,174	2,873,808
Warner Music Group Corp., Class A	4,599	125,277
Total Entertainment		3,523,859
Financial Services — 2.1%
Apollo Global Management, Inc.	11,570	1,641,436
Cannae Holdings, Inc.	6,553	136,630
Enact Holdings, Inc.	10,567	392,564
Equitable Holdings, Inc.	13,797	774,012
Federal Agricultural Mortgage Corp., Class C	651	126,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
Fidelity National Information Services, Inc.	26,455	$2,153,702
Global Payments, Inc.	4,603	368,424
HA Sustainable Infrastructure Capital, Inc.	11,904	319,742
Jack Henry & Associates, Inc.	2,096	377,636
Jackson Financial, Inc., Class A	4,750	421,753
Mastercard, Inc., Class A	13,298	7,472,678
MGIC Investment Corp.	18,024	501,788
PennyMac Financial Services, Inc.	1,498	149,261
Radian Group, Inc.	10,268	369,853
TFS Financial Corp.(a)	28,219	365,436
UWM Holdings Corp.	13,303	55,074
Visa, Inc., Class A(a)	36,404	12,925,240
Voya Financial, Inc.	4,188	297,348
Walker & Dunlop, Inc.	1,746	123,058
Western Union Co.	35,135	295,837
Total Financial Services		29,267,948
Food Products — 1.6%
Archer-Daniels-Midland Co.	33,018	1,742,690
Cal-Maine Foods, Inc.	3,952	393,738
Campbell Soup Co.	22,146	678,775
Conagra Brands, Inc.	46,596	953,820
Flowers Foods, Inc.	28,462	454,823
General Mills, Inc.	37,373	1,936,295
Hershey Co.	8,462	1,404,269
Hormel Foods Corp.	37,463	1,133,255
Ingredion, Inc.	4,340	588,591
J & J Snack Foods Corp.	1,046	118,627
J M Smucker Co.	7,808	766,745
Kellanova	18,921	1,504,787
Marzetti Company/The	1,844	318,588
McCormick & Co., Inc., Non-Voting Shares	11,011	834,854
Mondelez International, Inc., Class A	110,925	7,480,782
Tyson Foods, Inc., Class A	18,219	1,019,171
WK Kellogg Co.(a)	9,585	152,785
Total Food Products		21,482,595
Gas Utilities — 0.4%
Atmos Energy Corp.(a)	10,195	1,571,152
Chesapeake Utilities Corp.	1,951	234,549
MDU Resources Group, Inc.	17,878	298,026
National Fuel Gas Co.	9,097	770,607
New Jersey Resources Corp.	10,964	491,407
Northwest Natural Holding Co.	5,231	207,775
ONE Gas, Inc.	4,516	324,520
Southwest Gas Holdings, Inc.	7,078	526,532
Spire, Inc.	7,257	529,688
UGI Corp.	21,441	780,881
Total Gas Utilities		5,735,137
Ground Transportation — 0.8%
CSX Corp.	49,620	1,619,101
JB Hunt Transport Services, Inc.	1,836	263,650
Landstar System, Inc.	912	126,786
Marten Transport Ltd.	12,446	161,674
Norfolk Southern Corp.	8,820	2,257,655
Old Dominion Freight Line, Inc.	2,581	418,896
Ryder System, Inc.	2,490	395,910
Schneider National, Inc., Class B	4,634	111,911
Union Pacific Corp.	26,121	6,009,920
Werner Enterprises, Inc.	4,229	115,705
Total Ground Transportation		11,481,208
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	62,389	8,485,528
Baxter International, Inc.	20,569	622,829
Becton Dickinson & Co.	10,443	1,798,807
Dentsply Sirona, Inc.	16,176	256,875
Embecta Corp.	4,676	45,310
GE HealthCare Technologies, Inc.	4,785	354,425
ResMed, Inc.	2,387	615,846
Stryker Corp.	8,696	3,440,399
Zimmer Biomet Holdings, Inc.	3,454	315,039
Total Health Care Equipment & Supplies		15,935,058
Health Care Providers & Services — 1.3%
Cardinal Health, Inc.	7,677	1,289,736
Cencora, Inc.	3,566	1,069,265
Chemed Corp.	232	112,968
Cigna Group	8,936	2,954,063
Encompass Health Corp.	2,679	328,526
Ensign Group, Inc.	509	78,518
HCA Healthcare, Inc.	3,976	1,523,206
Labcorp Holdings, Inc.	1,896	497,719
McKesson Corp.	1,502	1,100,635
Premier, Inc., Class A(a)	9,353	205,111
Quest Diagnostics, Inc.	4,010	720,316
Select Medical Holdings Corp.	7,381	112,044
UnitedHealth Group, Inc.	22,863	7,132,570
Universal Health Services, Inc., Class B	991	179,520
Total Health Care Providers & Services		17,304,197
Health Care REITs — 0.5%
Alexandria Real Estate Equities, Inc.	12,285	892,260
CareTrust REIT, Inc.	3,964	121,298
Healthcare Realty Trust, Inc.(a)	23,791	377,325
Sabra Health Care REIT, Inc.	20,791	383,386
Ventas, Inc.	15,898	1,003,959
Welltower, Inc.	30,774	4,730,887
Total Health Care REITs		7,509,115
Hotel & Resort REITs — 0.1%
DiamondRock Hospitality Co.	18,357	140,615
Host Hotels & Resorts, Inc.	29,971	460,354
Ryman Hospitality Properties, Inc.	2,289	225,856
Total Hotel & Resort REITs		826,825
Hotels, Restaurants & Leisure — 1.8%
Aramark	5,742	240,418
Booking Holdings, Inc.	636	3,681,957
Boyd Gaming Corp.	2,666	208,561
Cheesecake Factory, Inc.(a)	4,631	290,178
Choice Hotels International, Inc.	433	54,939
Churchill Downs, Inc.	1,126	113,726
Darden Restaurants, Inc.	7,531	1,641,532
Domino's Pizza, Inc.	908	409,145
Expedia Group, Inc.	1,835	309,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
Hilton Worldwide Holdings, Inc.	2,843	$757,205
Hyatt Hotels Corp., Class A(a)	254	35,471
Las Vegas Sands Corp.	20,682	899,874
Marriott International, Inc., Class A	4,886	1,334,904
Marriott Vacations Worldwide Corp.(a)	3,119	225,535
McDonald's Corp.	31,658	9,249,518
Papa John's International, Inc.	3,327	162,823
Red Rock Resorts, Inc., Class A	2,939	152,916
Texas Roadhouse, Inc.	2,709	507,694
Travel & Leisure Co.	7,881	406,738
Vail Resorts, Inc.(a)	2,704	424,879
Wendy's Co.(a)	14,582	166,526
Wingstop, Inc.	262	88,226
Wyndham Hotels & Resorts, Inc.	3,580	290,732
Wynn Resorts Ltd.	2,327	217,970
Yum! Brands, Inc.	15,004	2,223,293
Total Hotels, Restaurants & Leisure		24,094,288
Household Durables — 0.2%
Century Communities, Inc.	1,756	98,898
Ethan Allen Interiors, Inc.	4,581	127,581
Installed Building Products, Inc.	305	54,998
KB Home	2,761	146,250
La-Z-Boy, Inc.	3,301	122,698
Lennar Corp., Class B	860	90,515
Meritage Homes Corp.	2,164	144,923
Newell Brands, Inc.	18,050	97,470
PulteGroup, Inc.	3,283	346,225
Somnigroup International, Inc.	3,734	254,099
Toll Brothers, Inc.	1,355	154,646
Whirlpool Corp.(a)	5,741	582,252
Total Household Durables		2,220,555
Household Products — 2.0%
Church & Dwight Co., Inc.	5,382	517,264
Clorox Co.	10,562	1,268,179
Colgate-Palmolive Co.	48,770	4,433,193
Energizer Holdings, Inc.(a)	6,612	133,298
Kimberly-Clark Corp.	32,194	4,150,451
Procter & Gamble Co.	102,466	16,324,883
Reynolds Consumer Products, Inc.	18,885	404,517
Spectrum Brands Holdings, Inc.	1,889	100,117
WD-40 Co.	647	147,574
Total Household Products		27,479,476
Independent Power & Renewable Electricity Producers — 0.1%
Clearway Energy, Inc., Class C	6,550	209,600
Vistra Corp.	3,552	688,413
Total Independent Power & Renewable Electricity Producers		898,013
Independent Power and Renewable Electricity Producers — 0.0%
Clearway Energy, Inc., Class A	5,063	153,206
Industrial Conglomerates — 0.7%
3M Co.	22,934	3,491,472
Honeywell International, Inc.	23,993	5,587,490
Total Industrial Conglomerates		9,078,962
Industrial REITs — 0.5%
Americold Realty Trust, Inc.	4,253	70,727
EastGroup Properties, Inc.	2,111	352,790
Lineage, Inc.	2,432	105,841
Prologis, Inc.	53,927	5,668,806
Rexford Industrial Realty, Inc.	6,724	239,173
Total Industrial REITs		6,437,337
Insurance — 2.8%
Aflac, Inc.	20,440	2,155,602
Allstate Corp.	13,248	2,666,955
American Financial Group, Inc.	7,694	971,060
American International Group, Inc.	25,926	2,219,006
AMERISAFE, Inc.	2,225	97,299
Arthur J Gallagher & Co.	3,203	1,025,344
Assurant, Inc.	1,903	375,823
Brown & Brown, Inc.	4,719	523,196
Cincinnati Financial Corp.	8,775	1,306,773
CNA Financial Corp.	24,537	1,141,707
CNO Financial Group, Inc.	5,327	205,516
Employers Holdings, Inc.	4,136	195,136
Erie Indemnity Co., Class A	1,545	535,791
F&G Annuities & Life, Inc.	4,770	152,545
Fidelity National Financial, Inc.	16,047	899,595
First American Financial Corp.	6,563	402,903
Globe Life, Inc.	1,288	160,086
Hanover Insurance Group, Inc.	2,218	376,772
Hartford Insurance Group, Inc.	14,612	1,853,824
Horace Mann Educators Corp.	5,559	238,870
Kemper Corp.	4,077	263,130
Kinsale Capital Group, Inc.	258	124,846
Lincoln National Corp.	18,091	625,949
Loews Corp.	2,187	200,460
Marsh & McLennan Cos., Inc.	19,429	4,247,957
Mercury General Corp.	3,321	223,636
MetLife, Inc.	34,284	2,757,119
Old Republic International Corp.	22,366	859,749
Primerica, Inc.	1,428	390,801
Principal Financial Group, Inc.	15,638	1,242,126
Progressive Corp.	6,484	1,730,320
Prudential Financial, Inc.	28,323	3,043,023
Reinsurance Group of America, Inc.	2,344	464,956
RLI Corp.	1,874	135,340
Ryan Specialty Holdings, Inc.(a)	1,557	105,860
Safety Insurance Group, Inc.	1,864	147,983
Selective Insurance Group, Inc.	2,199	190,543
Stewart Information Services Corp.	2,485	161,774
Travelers Cos., Inc.	10,093	2,700,281
Unum Group	11,312	913,557
WR Berkley Corp.	6,678	490,633
Total Insurance		38,523,846
Interactive Media & Services — 2.6%
Alphabet, Inc., Class A	58,423	10,295,885
Alphabet, Inc., Class C	54,539	9,674,673
Meta Platforms, Inc., Class A	20,938	15,454,129

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
Shutterstock, Inc.	2,523	$47,836
Total Interactive Media & Services		35,472,523
IT Services — 1.1%
Cognizant Technology Solutions Corp., Class A	13,484	1,052,157
International Business Machines Corp.	47,810	14,093,432
VeriSign, Inc.	2,384	688,499
Total IT Services		15,834,088
Leisure Products — 0.1%
Acushnet Holdings Corp.	2,692	196,031
Brunswick Corp.	3,223	178,039
Hasbro, Inc.	10,832	799,618
Polaris, Inc.(a)	6,365	258,737
Smith & Wesson Brands, Inc.	6,903	59,918
Total Leisure Products		1,492,343
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	4,215	497,412
Bio-Techne Corp.	1,741	89,574
Danaher Corp.	7,410	1,463,771
Revvity, Inc.	1,797	173,806
Thermo Fisher Scientific, Inc.	3,975	1,611,704
West Pharmaceutical Services, Inc.	915	200,202
Total Life Sciences Tools & Services		4,036,469
Machinery — 2.3%
AGCO Corp.	5,072	523,228
Albany International Corp., Class A	1,744	122,307
Allison Transmission Holdings, Inc.	2,784	264,452
Caterpillar, Inc.	19,426	7,541,367
Crane Co.	508	96,464
Cummins, Inc.	5,174	1,694,485
Deere & Co.	6,584	3,347,898
Donaldson Co., Inc.	5,051	350,287
Dover Corp.	3,775	691,693
Esab Corp.	315	37,973
Federal Signal Corp.	712	75,771
Flowserve Corp.	6,336	331,690
Fortive Corp.	4,071	212,221
Franklin Electric Co., Inc.	1,957	175,621
Graco, Inc.	3,734	321,012
Greenbrier Cos., Inc.	2,039	93,896
IDEX Corp.	1,623	284,950
Illinois Tool Works, Inc.	18,162	4,490,555
Ingersoll Rand, Inc.(a)	4,884	406,251
ITT, Inc.	2,389	374,667
Kennametal, Inc.	7,056	162,006
Lincoln Electric Holdings, Inc.	1,859	385,408
Mueller Industries, Inc.	2,998	238,251
Mueller Water Products, Inc., Class A	7,907	190,084
Nordson Corp.	1,261	270,321
Oshkosh Corp.	2,287	259,666
Otis Worldwide Corp.	16,861	1,669,576
PACCAR, Inc.	10,668	1,014,100
Parker-Hannifin Corp.	3,510	2,451,630
Snap-on, Inc.	2,570	799,733
Stanley Black & Decker, Inc.	12,333	835,561
Tennant Co.	1,781	137,992
Terex Corp.	2,761	128,911
Timken Co.	3,346	242,752
Toro Co.	2,902	205,113
Trinity Industries, Inc.	6,803	183,749
Watts Water Technologies, Inc., Class A	605	148,763
Westinghouse Air Brake Technologies Corp.	2,283	477,946
Worthington Enterprises, Inc.	2,992	190,411
Xylem, Inc.	4,830	624,809
Total Machinery		32,053,570
Marine Transportation — 0.0%
Matson, Inc.	1,097	122,151
Media — 0.9%
Comcast Corp., Class A	211,908	7,562,997
Fox Corp., Class B	9,999	516,248
Fox Corp., Class A	6,189	346,832
Gray Media, Inc.	14,838	67,216
Interpublic Group of Cos., Inc.	30,364	743,311
John Wiley & Sons, Inc., Class A	2,801	125,009
New York Times Co., Class A	5,148	288,185
News Corp., Class B	1,307	44,843
News Corp., Class A	7,559	224,653
Nexstar Media Group, Inc.	2,559	442,579
Omnicom Group, Inc.(a)	10,427	750,118
Paramount Global, Class B	27,463	354,273
Sinclair, Inc.	5,986	82,726
TEGNA, Inc.	12,620	211,511
Total Media		11,760,501
Metals & Mining — 0.2%
Alcoa Corp.	3,976	117,332
Carpenter Technology Corp.	615	169,974
Commercial Metals Co.	3,632	177,641
Hecla Mining Co.	18,683	111,911
Kaiser Aluminum Corp.	1,483	118,492
Reliance, Inc.	1,734	544,302
Royal Gold, Inc.	2,249	399,962
Steel Dynamics, Inc.	4,273	546,987
Total Metals & Mining		2,186,601
Multi-Utilities — 1.8%
Ameren Corp.	15,032	1,443,673
Avista Corp.	9,467	359,273
Black Hills Corp.	6,717	376,824
CenterPoint Energy, Inc.	31,769	1,167,193
CMS Energy Corp.	24,870	1,722,994
Consolidated Edison, Inc.	32,921	3,303,622
Dominion Energy, Inc.(a)	75,004	4,239,226
DTE Energy Co.	13,915	1,843,181
NiSource, Inc.	23,338	941,455
Northwestern Energy Group, Inc.	7,165	367,564
Public Service Enterprise Group, Inc.	36,392	3,063,479
Sempra	31,965	2,421,988
Unitil Corp.	2,492	129,958

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
WEC Energy Group, Inc.	29,701	$3,094,844
Total Multi-Utilities		24,475,274
Office REITs — 0.0%
BXP, Inc.	8,411	567,490
Oil, Gas & Consumable Fuels — 7.1%
Antero Midstream Corp.	51,428	974,561
APA Corp.(a)	33,761	617,489
California Resources Corp.	5,316	242,782
Cheniere Energy, Inc.	3,965	965,557
Chevron Corp.	139,840	20,023,690
Chord Energy Corp.	4,639	449,287
Civitas Resources, Inc.	6,227	171,367
ConocoPhillips	73,905	6,632,235
Coterra Energy, Inc.	47,205	1,198,063
Crescent Energy Co., Class A	12,054	103,664
DT Midstream, Inc.	7,474	821,467
EOG Resources, Inc.	31,148	3,725,612
Expand Energy Corp.	9,794	1,145,310
Exxon Mobil Corp.	285,163	30,740,571
Hess Corp.	8,519	1,180,222
Kinder Morgan, Inc.	173,921	5,113,277
Kinetik Holdings, Inc.	5,153	226,990
Magnolia Oil & Gas Corp., Class A	9,163	205,984
Marathon Petroleum Corp.	15,770	2,619,555
Matador Resources Co.	3,685	175,848
Murphy Oil Corp.	11,838	266,355
Northern Oil & Gas, Inc.	8,122	230,259
Occidental Petroleum Corp.	28,032	1,177,624
ONEOK, Inc.	39,909	3,257,772
Ovintiv, Inc.	14,828	564,205
Permian Resources Corp.	62,076	845,475
Phillips 66	28,326	3,379,292
Range Resources Corp.	6,223	253,089
Riley Exploration Permian, Inc.	3,287	86,218
SM Energy Co.	4,025	99,458
Targa Resources Corp.	9,185	1,598,925
Texas Pacific Land Corp.(a)	307	324,312
Valero Energy Corp.	19,004	2,554,518
Williams Cos., Inc.	77,389	4,860,803
World Kinect Corp.	5,134	145,549
Total Oil, Gas & Consumable Fuels		96,977,385
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	2,110	181,439
Sylvamo Corp.	2,441	122,294
Total Paper & Forest Products		303,733
Passenger Airlines — 0.0%
Delta Air Lines, Inc.	12,125	596,308
Personal Care Products — 0.2%
Edgewell Personal Care Co.	5,906	138,260
Inter Parfums, Inc.	1,659	217,843
Kenvue, Inc.	128,294	2,685,194
Nu Skin Enterprises, Inc., Class A	6,763	54,036
Total Personal Care Products		3,095,333
Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	153,921	7,125,003
Eli Lilly & Co.	11,180	8,715,145
Johnson & Johnson	222,593	34,001,081
Merck & Co., Inc.	152,712	12,088,682
Organon & Co.(a)	22,942	222,079
Viatris, Inc.	81,524	728,009
Zoetis, Inc.	8,477	1,321,988
Total Pharmaceuticals		64,201,987
Professional Services — 1.3%
Alight, Inc., Class A	30,505	172,658
Automatic Data Processing, Inc.	23,146	7,138,226
Booz Allen Hamilton Holding Corp.	3,471	361,435
Broadridge Financial Solutions, Inc.	4,731	1,149,775
CSG Systems International, Inc.	3,232	211,082
Dun & Bradstreet Holdings, Inc.	14,965	136,032
Equifax, Inc.	1,543	400,208
Exponent, Inc.	1,719	128,427
Insperity, Inc.	2,245	134,969
Jacobs Solutions, Inc.	2,859	375,816
KBR, Inc.	2,593	124,309
Kforce, Inc.	2,516	103,483
Korn Ferry	2,393	175,479
Leidos Holdings, Inc.	2,753	434,313
ManpowerGroup, Inc.	3,456	139,622
Maximus, Inc.	3,742	262,688
Paychex, Inc.	27,330	3,975,422
Paycom Software, Inc.	715	165,451
Robert Half, Inc.	6,097	250,282
Science Applications International Corp.	1,665	187,496
SS&C Technologies Holdings, Inc.	6,363	526,856
TransUnion	1,871	164,648
TriNet Group, Inc.	1,378	100,787
Verisk Analytics, Inc.	2,050	638,575
Total Professional Services		17,458,039
Residential REITs — 0.7%
American Homes 4 Rent, Class A	17,637	636,166
AvalonBay Communities, Inc.	9,760	1,986,160
Camden Property Trust	2,902	327,026
Equity LifeStyle Properties, Inc.	8,431	519,940
Equity Residential	32,232	2,175,338
Essex Property Trust, Inc.	4,262	1,207,851
Invitation Homes, Inc.	23,755	779,164
Mid-America Apartment Communities, Inc.	5,198	769,356
Sun Communities, Inc.	3,121	394,775
UDR, Inc.	14,153	577,867
Total Residential REITs		9,373,643
Retail REITs — 0.9%
Agree Realty Corp.	5,444	397,739
Brixmor Property Group, Inc.	18,510	482,001
Federal Realty Investment Trust	3,921	372,456
InvenTrust Properties Corp.	5,338	146,261
Kimco Realty Corp.	30,114	632,996
NNN REIT, Inc.	16,252	701,761
Realty Income Corp.	81,062	4,669,982

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
Regency Centers Corp.	7,431	$529,310
Simon Property Group, Inc.	31,138	5,005,745
Urban Edge Properties	7,923	147,843
Total Retail REITs		13,086,094
Semiconductors & Semiconductor Equipment — 4.6%
Amkor Technology, Inc.	5,369	112,695
Applied Materials, Inc.	13,435	2,459,545
KLA Corp.	2,508	2,246,516
Lam Research Corp.	28,441	2,768,447
MKS, Inc.(a)	1,636	162,553
Monolithic Power Systems, Inc.	801	585,835
NVIDIA Corp.	233,726	36,926,371
Power Integrations, Inc.	1,814	101,403
Qualcomm, Inc.	42,592	6,783,202
Skyworks Solutions, Inc.	9,676	721,055
Teradyne, Inc.	1,537	138,207
Texas Instruments, Inc.	46,538	9,662,220
Universal Display Corp.	1,028	158,785
Total Semiconductors & Semiconductor Equipment		62,826,834
Software — 5.0%
Bentley Systems, Inc., Class B	3,800	205,086
Clear Secure, Inc., Class A(a)	3,856	107,043
Dolby Laboratories, Inc., Class A	2,041	151,565
Gen Digital, Inc.	18,981	558,041
InterDigital, Inc.	1,044	234,096
Intuit, Inc.	3,291	2,592,090
Microsoft Corp.	104,261	51,860,464
Oracle Corp.	44,729	9,779,101
Pegasystems, Inc.	1,202	65,064
Roper Technologies, Inc.	1,191	675,107
Salesforce, Inc.	9,248	2,521,837
Total Software		68,749,494
Specialized REITs — 1.8%
American Tower Corp.	24,824	5,486,600
CubeSmart	16,119	685,057
Digital Realty Trust, Inc.	13,096	2,283,026
EPR Properties	7,359	428,735
Equinix, Inc.	2,608	2,074,586
Extra Space Storage, Inc.	12,740	1,878,386
Four Corners Property Trust, Inc.	5,669	152,553
Gaming & Leisure Properties, Inc.	27,220	1,270,630
Iron Mountain, Inc.	9,821	1,007,340
Lamar Advertising Co., Class A	6,992	848,549
Outfront Media, Inc.	7,692	125,533
Public Storage	16,556	4,857,862
SBA Communications Corp.	1,603	376,449
VICI Properties, Inc.	100,773	3,285,200
Weyerhaeuser Co.	20,689	531,500
Total Specialized REITs		25,292,006
Specialty Retail — 2.1%
Academy Sports & Outdoors, Inc.	1,952	87,469
American Eagle Outfitters, Inc.	15,324	147,417
Bath & Body Works, Inc.	8,746	262,030
Best Buy Co., Inc.	18,398	1,235,058
Buckle, Inc.	4,798	217,589
Camping World Holdings, Inc., Class A	7,374	126,759
Dick's Sporting Goods, Inc.	2,135	422,324
Gap, Inc.	17,467	380,955
Home Depot, Inc.	39,400	14,445,616
Lithia Motors, Inc.	418	141,209
Lowe's Cos., Inc.	18,187	4,035,150
Murphy USA, Inc.	223	90,716
Penske Automotive Group, Inc.	3,558	611,300
Ross Stores, Inc.	5,867	748,512
Sonic Automotive, Inc., Class A	1,899	151,787
TJX Cos., Inc.	38,338	4,734,360
Tractor Supply Co.	16,080	848,542
Upbound Group, Inc.	5,716	143,471
Williams-Sonoma, Inc.	3,191	521,314
Winmark Corp.	177	66,837
Total Specialty Retail		29,418,415
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	175,246	35,955,222
HP, Inc.	58,810	1,438,493
NetApp, Inc.	6,859	730,826
Western Digital Corp.	4,430	283,476
Total Technology Hardware, Storage & Peripherals		38,408,017
Textiles, Apparel & Luxury Goods — 0.4%
Carter's, Inc.	3,282	98,887
Columbia Sportswear Co.(a)	1,937	118,312
Kontoor Brands, Inc.	3,800	250,686
Levi Strauss & Co., Class A	7,331	135,550
NIKE, Inc., Class B	44,503	3,161,493
Oxford Industries, Inc.	2,081	83,760
PVH Corp.	1,472	100,979
Ralph Lauren Corp.	1,799	493,430
Steven Madden Ltd.	4,298	103,066
Tapestry, Inc.	9,770	857,904
VF Corp.(a)	13,329	156,616
Total Textiles, Apparel & Luxury Goods		5,560,683
Tobacco — 2.7%
Altria Group, Inc.	164,575	9,649,032
Philip Morris International, Inc.	150,535	27,416,940
Universal Corp.	3,037	176,875
Total Tobacco		37,242,847
Trading Companies & Distributors — 0.5%
Air Lease Corp.	4,831	282,565
Applied Industrial Technologies, Inc.	864	200,837
Boise Cascade Co.	280	24,310
Fastenal Co.	42,862	1,800,204
Ferguson Enterprises, Inc.	5,109	1,112,485
GATX Corp.	1,258	193,178
Global Industrial Co.	5,360	144,773
Herc Holdings, Inc.(a)	983	129,451
McGrath RentCorp	1,391	161,300
MSC Industrial Direct Co., Inc., Class A	5,135	436,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

Investments	Shares	Value
Rush Enterprises, Inc., Class A	2,660	$137,017
United Rentals, Inc.	965	727,031
Watsco, Inc.	1,436	634,166
WESCO International, Inc.	790	146,308
WW Grainger, Inc.	1,020	1,061,045
Total Trading Companies & Distributors		7,191,248
Water Utilities — 0.2%
American States Water Co.	3,499	268,233
American Water Works Co., Inc.	8,564	1,191,338
California Water Service Group	5,416	246,320
Essential Utilities, Inc.	17,308	642,819
H2O America	3,423	177,893
Total Water Utilities		2,526,603
Wireless Telecommunication Services — 0.8%
T-Mobile U.S., Inc.	48,520	11,560,375
Total United States		1,371,351,057
Puerto Rico — 0.1%
Banks — 0.1%
First BanCorp	17,608	366,775
OFG Bancorp	4,698	201,074
Popular, Inc.	4,354	479,854
Total Puerto Rico		1,047,703
TOTAL COMMON STOCKS (COST: $1,014,570,673)		1,372,398,760
MUTUAL FUND — 0.1%
United States — 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)
(Cost: $1,363,166)	1,363,166	1,363,166
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.2%
United States — 0.2%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b)
(Cost: $2,138,684)	2,138,684	2,138,684
TOTAL INVESTMENTS IN SECURITIES — 100.1% (Cost: $1,018,072,523)		1,375,900,610
Other Liabilities less Assets — (0.1)%		(776,292)
NET ASSETS — 100.0%		$1,375,124,318

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $41,597,960 and the total market value of the collateral held by the Fund was $41,998,977. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $39,860,293.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,372,398,760	$–	$–	$1,372,398,760
Mutual Fund	–	1,363,166	–	1,363,166
Investment of Cash Collateral for Securities Loaned	–	2,138,684	–	2,138,684
Total Investments in Securities	$1,372,398,760	$3,501,850	$–	$1,375,900,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Value Fund (WTV)

June 30, 2025

Investments	Shares	Value
COMMON STOCKS — 99.9%
United States — 98.7%
Aerospace & Defense — 1.0%
General Dynamics Corp.	34,848	$10,163,768
Lockheed Martin Corp.	7,704	3,568,030
Total Aerospace & Defense		13,731,798
Air Freight & Logistics — 1.0%
FedEx Corp.	63,318	14,392,815
Automobiles — 2.4%
General Motors Co.	433,516	21,333,322
Harley-Davidson, Inc.	584,089	13,784,501
Total Automobiles		35,117,823
Banks — 2.3%
Fifth Third Bancorp	178,472	7,340,553
First Citizens BancShares, Inc., Class A	4,512	8,827,593
Regions Financial Corp.	348,500	8,196,720
Synovus Financial Corp.	182,052	9,421,191
Total Banks		33,786,057
Beverages — 2.2%
Coca-Cola Consolidated, Inc.	90,816	10,139,607
Constellation Brands, Inc., Class A	31,220	5,078,870
Molson Coors Beverage Co., Class B	126,926	6,103,871
Monster Beverage Corp.*	154,305	9,665,665
Total Beverages		30,988,013
Biotechnology — 3.1%
Exelixis, Inc.*	216,578	9,545,676
Incyte Corp.*	320,553	21,829,659
Roivant Sciences Ltd.*	1,233,734	13,904,182
Total Biotechnology		45,279,517
Broadline Retail — 1.0%
eBay, Inc.	184,809	13,760,878
Building Products — 2.7%
AO Smith Corp.	54,271	3,558,549
Carlisle Cos., Inc.	51,367	19,180,438
Carrier Global Corp.	178,221	13,043,995
Masco Corp.	49,447	3,182,409
Total Building Products		38,965,391
Capital Markets — 4.3%
Ameriprise Financial, Inc.	29,985	16,003,894
Bank of New York Mellon Corp.	207,797	18,932,385
Morgan Stanley	131,436	18,514,075
Northern Trust Corp.	65,057	8,248,577
Total Capital Markets		61,698,931
Chemicals — 2.0%
CF Industries Holdings, Inc.	176,134	16,204,328
Eastman Chemical Co.	63,837	4,766,071
PPG Industries, Inc.	68,031	7,738,526
Total Chemicals		28,708,925
Communications Equipment — 0.6%
Cisco Systems, Inc.	119,195	8,269,749
Consumer Finance — 1.2%
Synchrony Financial	252,918	16,879,747
Consumer Staples Distribution & Retail — 5.1%
Kroger Co.	301,833	21,650,481
Maplebear, Inc.*	187,761	8,494,308
Sysco Corp.	74,264	5,624,755
Target Corp.	72,247	7,127,167
U.S. Foods Holding Corp.*	124,509	9,588,438
Walmart, Inc.	209,513	20,486,181
Total Consumer Staples Distribution & Retail		72,971,330
Containers & Packaging — 3.1%
Avery Dennison Corp.	60,417	10,601,371
Ball Corp.	374,508	21,006,154
Crown Holdings, Inc.	95,399	9,824,189
Graphic Packaging Holding Co.	131,585	2,772,496
Total Containers & Packaging		44,204,210
Diversified Consumer Services — 1.1%
ADT, Inc.	1,013,610	8,585,276
H&R Block, Inc.	145,284	7,974,639
Total Diversified Consumer Services		16,559,915
Electric Utilities — 1.9%
NRG Energy, Inc.	166,923	26,804,495
Electronic Equipment, Instruments & Components — 1.8%
Flex Ltd.*	362,836	18,112,773
Ralliant Corp.*	142	6,901
TD SYNNEX Corp.	55,731	7,562,697
Total Electronic Equipment, Instruments & Components		25,682,371
Energy Equipment & Services — 0.7%
Halliburton Co.	166,515	3,393,576
Schlumberger NV	178,684	6,039,519
Total Energy Equipment & Services		9,433,095
Entertainment — 0.5%
Electronic Arts, Inc.	44,899	7,170,370
Financial Services — 3.6%
Equitable Holdings, Inc.	349,473	19,605,435
Fidelity National Information Services, Inc.	99,879	8,131,149
Fiserv, Inc.*	44,809	7,725,520
Global Payments, Inc.	40,170	3,215,207
PayPal Holdings, Inc.*	184,383	13,703,345
Total Financial Services		52,380,656
Food Products — 2.5%
General Mills, Inc.	98,214	5,088,467
Ingredion, Inc.	51,552	6,991,482
Kraft Heinz Co.	331,464	8,558,401
Lamb Weston Holdings, Inc.	214,459	11,119,699
Mondelez International, Inc., Class A	69,679	4,699,152
Total Food Products		36,457,201
Ground Transportation — 1.2%
CSX Corp.	223,743	7,300,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

June 30, 2025

Investments	Shares	Value
Union Pacific Corp.	43,774	$10,071,522
Total Ground Transportation		17,372,256
Health Care Equipment & Supplies — 1.6%
Hologic, Inc.*	87,288	5,687,686
Medtronic PLC	89,454	7,797,705
Zimmer Biomet Holdings, Inc.(a)	111,698	10,187,975
Total Health Care Equipment & Supplies		23,673,366
Health Care Providers & Services — 4.9%
Cigna Group	19,577	6,471,765
DaVita, Inc.*	47,590	6,779,195
HCA Healthcare, Inc.	28,503	10,919,499
Henry Schein, Inc.*(a)	77,219	5,640,848
Molina Healthcare, Inc.*	60,475	18,015,502
Tenet Healthcare Corp.*	23,051	4,056,976
UnitedHealth Group, Inc.	35,708	11,139,825
Universal Health Services, Inc., Class B	39,419	7,140,752
Total Health Care Providers & Services		70,164,362
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	293,909	4,514,442
Hotels, Restaurants & Leisure — 1.2%
Hilton Worldwide Holdings, Inc.	19,996	5,325,735
Marriott International, Inc., Class A	25,290	6,909,481
Wynn Resorts Ltd.	55,880	5,234,279
Total Hotels, Restaurants & Leisure		17,469,495
Household Durables — 1.0%
NVR, Inc.*	582	4,298,454
Toll Brothers, Inc.	42,653	4,867,987
TopBuild Corp.*(a)	15,929	5,156,854
Total Household Durables		14,323,295
Household Products — 0.5%
Clorox Co.	38,376	4,607,807
Kimberly-Clark Corp.	25,010	3,224,289
Total Household Products		7,832,096
Independent Power and Renewable Electricity Producers — 1.3%
Talen Energy Corp.*	64,453	18,740,999
Insurance — 8.2%
Aflac, Inc.	148,137	15,622,528
American International Group, Inc.	131,908	11,290,006
Globe Life, Inc.	64,609	8,030,253
Hartford Insurance Group, Inc.	139,063	17,642,923
MetLife, Inc.	193,926	15,595,529
Old Republic International Corp.	443,476	17,047,217
Primerica, Inc.	29,571	8,092,695
Principal Financial Group, Inc.	98,951	7,859,678
Unum Group	217,605	17,573,780
Total Insurance		118,754,609
Interactive Media & Services — 3.6%
Alphabet, Inc., Class A	83,186	14,659,869
Match Group, Inc.	407,359	12,583,319
Meta Platforms, Inc., Class A	33,732	24,897,252
Total Interactive Media & Services		52,140,440
IT Services — 1.2%
Twilio, Inc., Class A*	98,004	12,187,778
VeriSign, Inc.	18,184	5,251,539
Total IT Services		17,439,317
Leisure Products — 2.0%
Brunswick Corp.	252,860	13,967,986
Polaris, Inc.(a)	347,933	14,143,477
Total Leisure Products		28,111,463
Life Sciences Tools & Services — 1.4%
Charles River Laboratories International, Inc.*	91,020	13,810,465
IQVIA Holdings, Inc.*	26,745	4,214,744
Medpace Holdings, Inc.*	5,877	1,844,555
Total Life Sciences Tools & Services		19,869,764
Machinery — 2.6%
Allison Transmission Holdings, Inc.	93,231	8,856,013
Caterpillar, Inc.	39,215	15,223,655
Fortive Corp.	137,679	7,177,206
Toro Co.	80,177	5,666,910
Total Machinery		36,923,784
Media — 2.3%
Comcast Corp., Class A	342,135	12,210,798
Fox Corp., Class A	369,288	20,694,900
Total Media		32,905,698
Metals & Mining — 1.4%
Reliance, Inc.	16,923	5,312,130
Steel Dynamics, Inc.	117,243	15,008,276
Total Metals & Mining		20,320,406
Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	108,036	15,469,675
Coterra Energy, Inc.	284,694	7,225,534
EOG Resources, Inc.	53,192	6,362,295
Exxon Mobil Corp.	110,892	11,954,157
Total Oil, Gas & Consumable Fuels		41,011,661
Passenger Airlines — 1.0%
Southwest Airlines Co.(a)	424,857	13,782,361
Pharmaceuticals — 1.7%
Johnson & Johnson	136,865	20,906,129
Merck & Co., Inc.	53,221	4,212,974
Total Pharmaceuticals		25,119,103
Professional Services — 2.8%
Genpact Ltd.	234,190	10,306,702
Jacobs Solutions, Inc.	89,287	11,736,776
KBR, Inc.	221,049	10,597,089
Leidos Holdings, Inc.	47,470	7,488,867
Total Professional Services		40,129,434
Retail REITs — 1.4%
Regency Centers Corp.	147,535	10,508,918
Simon Property Group, Inc.	62,558	10,056,824
Total Retail REITs		20,565,742

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Value Fund (WTV)

June 30, 2025

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 2.6%
Applied Materials, Inc.	61,392	$11,239,033
NVIDIA Corp.	114,228	18,046,882
Qualcomm, Inc.	53,072	8,452,247
Total Semiconductors & Semiconductor Equipment		37,738,162
Software — 0.9%
Adobe, Inc.*	12,756	4,935,041
Zoom Communications, Inc., Class A*	95,660	7,459,567
Total Software		12,394,608
Specialty Retail — 1.8%
AutoNation, Inc.*	52,477	10,424,556
Murphy USA, Inc.	10,186	4,143,665
Ulta Beauty, Inc.*	6,485	3,033,813
Williams-Sonoma, Inc.	53,100	8,674,947
Total Specialty Retail		26,276,981
Technology Hardware, Storage & Peripherals — 0.9%
NetApp, Inc.	121,514	12,947,317
Textiles, Apparel & Luxury Goods — 1.6%
Ralph Lauren Corp.	29,313	8,039,970
Tapestry, Inc.	163,652	14,370,282
Total Textiles, Apparel & Luxury Goods		22,410,252
Tobacco — 1.6%
Altria Group, Inc.	382,989	22,454,645
Trading Companies & Distributors — 0.4%
WESCO International, Inc.	32,070	5,939,364
Wireless Telecommunication Services — 0.4%
T-Mobile U.S., Inc.	24,261	5,780,426
Total United States		1,420,349,135
Bermuda — 0.6%
Insurance — 0.6%
RenaissanceRe Holdings Ltd.	34,784	8,449,034
Switzerland — 0.6%
Electronic Equipment, Instruments & Components — 0.6%
TE Connectivity PLC	49,563	8,359,791
TOTAL COMMON STOCKS (COST: $1,370,727,867)		1,437,157,960
MUTUAL FUND — 0.0%
United States — 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b) (Cost: $438,247)	438,247	438,247
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED — 0.4%
United States — 0.4%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.29%(b) (Cost: $5,409,978)	5,409,978	5,409,978
TOTAL INVESTMENTS IN SECURITIES — 100.3% (Cost: $1,376,576,092)		1,443,006,185
Other Liabilities less Assets — (0.3)%		(3,926,008)
NET ASSETS — 100.0%		1,439,080,177

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2025. At June 30, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,973,903 and the total market value of the collateral held by the Fund was $23,643,217. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,233,239.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2025.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Value Fund (WTV)

June 30, 2025

FAIR VALUATION SUMMARY
The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments:
	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,437,157,960	$–	$–	$1,437,157,960
Mutual Fund	–	438,247	–	438,247
Investment of Cash Collateral for Securities Loaned	–	5,409,978	–	5,409,978
Total Investments in Securities	$1,437,157,960	$5,848,225	$–	$1,443,006,185

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Fixed income securities generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Asset Management, Inc. (“WTAM”), the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a  security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund's investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended June 30, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Subsequent Event — Effective July 1, 2025, the WisdomTree Japan Hedged SmallCap Equity Fund was renamed the WisdomTree Japan Opportunities Fund and the ticker symbol for the Fund changed from DXJS to OPPJ.